     As filed with the Securities and Exchange Commission on April 3, 2019



                                          Registration Statement Nos. 333-101778
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 30                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 215                             [X]


                       (Check Appropriate box or boxes.)


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (980) 365-7100


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On April 29, 2019 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.

This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.

This registration statement also incorporates by reference the three Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.

This registration statement also incorporates by reference the three Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 25/Amendment No. 171 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 8, 2015.

This registration statement also incorporates by reference the three Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 26/Amendment No. 183 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2016.

This registration statement also incorporates by reference the three Supplements dated May 1, 2017 to the Prospectuses filed in Post-Effective Amendment No. 27/Amendment No. 193 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2017.


This registration statement also incorporates by reference the three Supplements dated April 30, 2018 to the Prospectuses filed in Post-Effective Amendment No. 29/Amendment No. 209 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 25, 2018.

                       PIONEER ANNUISTAR(SM) PLUS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2019

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


The following information should be read in connection with the information presented on the first page of your prospectus.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B Jennison Growth Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2019. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE..................     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE...................     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED.................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED..................................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.............................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED..............................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                 GMWB I                       0.40%
                 GMWB II                      0.50%
   GMWB for Life (Single Life Option)         0.65%
    GMWB for Life (Joint Life Option)         0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.62%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.89%     0.25%          0.10%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.03%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --           0.04%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class B.........    0.56%     0.25%          0.06%
 MFS(R) Value Portfolio -- Class B................    0.61%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.94%       --              0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%             1.19%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 PIMCO Total Return Portfolio -- Class B..........   --             0.99%     0.03%             0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%     0.05%             0.69%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.87%     0.09%             0.78%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%             0.36%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.63%            0.93%       --              0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.65%            0.96%       --              0.96%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%             0.79%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.87%       --              0.87%
 MFS(R) Value Portfolio -- Class B................   --             0.88%     0.06%             0.82%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%         0.15%        0.03%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............    0.61%         0.25%        0.01%
 Franklin Small-Mid Cap Growth VIP Fund..........    0.80%         0.25%        0.06%
 Templeton Foreign VIP Fund......................    0.79%         0.25%        0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%         0.25%        0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................    0.70%         0.25%        0.06%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%         0.25%        0.08%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%         0.25%        0.57%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.10%     0.01%           1.09%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............   --             0.75%     0.06%           0.69%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund..............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund.......... 0.01%            1.12%     0.01%           1.11%
 Templeton Foreign VIP Fund...................... 0.02%            1.10%     0.02%           1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             1.04%       --            1.04%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................   --             1.01%       --            1.01%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.98%       --            0.98%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.62%       --            1.62%



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ------------------------------------ -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,      Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation    Subadviser: BlackRock Financial
                                       and prudent investment management.   Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.          Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                        Subadviser: Aberdeen Asset Managers
                                                                            Limited

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Invesco Comstock Portfolio --          Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of      Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund     Seeks long-term capital appreciation,    Franklin Advisers, Inc.
                                       with preservation of capital as an
                                       important consideration.

           UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.           Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by             Amundi Pioneer Asset Management,
                                      investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.        Amundi Pioneer Asset Management,
 Portfolio                            Current income is a secondary             Inc.
                                      objective.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS.We monitor transfer activity in the following "Monitored Funds" for purposes of imposing our restrictions on frequent transfers.


BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2019, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $56,000 or 25% of pay for each participant in 2019.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.



TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY



Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.291
                                                                                       2017   2.160
                                                                                       2016   1.924
                                                                                       2015   2.037
                                                                                       2014   2.003
                                                                                       2013   1.860
                                                                                       2012   1.621
                                                                                       2011   1.609
                                                                                       2010   1.522
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.928
                                                                                       2017   2.317
                                                                                       2016   2.111
                                                                                       2015   2.487
                                                                                       2014   2.616
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.888
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.967
                                                                                       2017   2.553
                                                                                       2016   2.211
                                                                                       2015   2.388
                                                                                       2014   2.244
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)...................... 2018   2.428
                                                                                       2017   1.924
                                                                                       2016   1.972
                                                                                       2015   2.039
                                                                                       2014   2.225
                                                                                       2013   1.895
                                                                                       2012   1.649
                                                                                       2011   1.876
                                                                                       2010   1.710
                                                                                       2009   1.320
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.078
                                                                                       2012   1.040
                                                                                       2011   1.115
                                                                                       2010   0.922
                                                                                       2009   0.685
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.894
                                                                                       2011   0.920
                                                                                       2010   0.854
                                                                                       2009   0.604



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2.191               1,047,961
                                                                                       2.291               1,373,260
                                                                                       2.160               1,762,691
                                                                                       1.924               1,756,880
                                                                                       2.037               2,321,265
                                                                                       2.003               4,062,753
                                                                                       1.860               5,519,026
                                                                                       1.621               6,792,409
                                                                                       1.609               8,016,351
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2.474                 592,334
                                                                                       2.928                 669,285
                                                                                       2.317               1,050,676
                                                                                       2.111               1,164,762
                                                                                       2.487               1,280,008
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 0.844                      --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2.566                 959,562
                                                                                       2.967               1,172,202
                                                                                       2.553               1,364,626
                                                                                       2.211               1,704,669
                                                                                       2.388               2,181,931
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)...................... 2.056                 465,313
                                                                                       2.428                 477,139
                                                                                       1.924                 534,835
                                                                                       1.972                 604,898
                                                                                       2.039                 825,891
                                                                                       2.225               1,304,709
                                                                                       1.895               1,599,937
                                                                                       1.649               1,791,610
                                                                                       1.876               1,929,042
                                                                                       1.710               2,172,868
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 1.168                      --
                                                                                       1.078               3,042,023
                                                                                       1.040               3,337,591
                                                                                       1.115               3,716,664
                                                                                       0.922               3,990,754
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 1.005                      --
                                                                                       0.894               3,671,237
                                                                                       0.920               4,410,622
                                                                                       0.854               5,165,344

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.865           1.595                 532,841
                                                                           2017   1.385           1.865                 594,770
                                                                           2016   1.404           1.385                 716,628
                                                                           2015   1.371           1.404               1,083,889
                                                                           2014   1.364           1.371               1,392,297
                                                                           2013   1.090           1.364               2,101,336
                                                                           2012   0.913           1.090               2,614,232
                                                                           2011   1.013           0.913               3,092,017
                                                                           2010   0.887           1.013               3,351,427
                                                                           2009   0.645           0.887               3,797,293
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.626           1.597               2,470,406
                                                                           2017   1.580           1.626               2,833,169
                                                                           2016   1.564           1.580               3,518,206
                                                                           2015   1.588           1.564               4,038,435
                                                                           2014   1.548           1.588               4,906,754
                                                                           2013   1.603           1.548               6,433,826
                                                                           2012   1.490           1.603               8,842,108
                                                                           2011   1.497           1.490               9,215,698
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   2.115           2.128                      --
                                                                           2015   2.154           2.115               1,128,795
                                                                           2014   1.972           2.154               1,347,938
                                                                           2013   1.509           1.972               1,625,287
                                                                           2012   1.389           1.509               2,100,849
                                                                           2011   1.578           1.389               2,570,316
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.632           1.671                      --
                                                                           2015   1.682           1.632               3,843,595
                                                                           2014   1.635           1.682               4,712,750
                                                                           2013   1.638           1.635               6,289,123
                                                                           2012   1.493           1.638               7,794,736
                                                                           2011   1.465           1.493               8,520,374
                                                                           2010   1.328           1.465               9,951,087
                                                                           2009   1.086           1.328              10,244,403
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.836           2.539                 231,722
                                                                           2017   2.460           2.836                 265,566
                                                                           2016   2.153           2.460                 267,745
                                                                           2015   2.265           2.153                 364,191
                                                                           2014   2.076           2.265                 450,145
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.474           2.490                 255,908
                                                                           2017   1.879           2.474                 348,045
                                                                           2016   1.909           1.879                 398,912
                                                                           2015   1.827           1.909                 506,569
                                                                           2014   1.707           1.827                 639,802
                                                                           2013   1.293           1.707                 890,153
                                                                           2012   1.150           1.293               1,139,583
                                                                           2011   1.285           1.150               1,575,783
                                                                           2010   1.091           1.285               2,049,756
                                                                           2009   0.867           1.091               1,993,238
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.958           0.960               2,828,790
                                                                           2017   0.964           0.958               2,788,438
                                                                           2016   0.976           0.964               4,180,229
                                                                           2015   0.991           0.976               5,330,472
                                                                           2014   1.007           0.991               7,232,861
                                                                           2013   1.022           1.007              10,018,131
                                                                           2012   1.038           1.022              12,543,678
                                                                           2011   1.055           1.038              13,039,890
                                                                           2010   1.071           1.055              14,271,296
                                                                           2009   1.083           1.071              16,182,132
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.593           1.472               3,753,689
                                                                           2017   1.410           1.593               4,393,347
                                                                           2016   1.337           1.410               4,817,959
                                                                           2015   1.375           1.337               6,260,332
                                                                           2014   1.329           1.375               6,884,412
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.640           1.484               3,782,598
                                                                           2017   1.398           1.640               4,763,215
                                                                           2016   1.313           1.398               5,370,589
                                                                           2015   1.356           1.313               6,355,151
                                                                           2014   1.303           1.356               6,363,655

                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16)............................................................................. 2018    2.480
                                                                                     2017    2.120
                                                                                     2016    2.085
 BHFTII Jennison Growth Subaccount (Class B) (4/12)................................. 2018    2.004
                                                                                     2017    1.485
                                                                                     2016    1.511
                                                                                     2015    1.388
                                                                                     2014    1.296
                                                                                     2013    0.963
                                                                                     2012    1.000
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)............................. 2018    1.689
                                                                                     2017    1.529
                                                                                     2016    1.426
                                                                                     2015    1.454
                                                                                     2014    1.363
                                                                                     2013    1.166
                                                                                     2012    1.064
                                                                                     2011    1.058
                                                                                     2010    0.978
                                                                                     2009    0.840
 BHFTII MFS(R) Value Subaccount (Class B) (4/14).................................... 2018    1.639
                                                                                     2017    1.415
                                                                                     2016    1.260
                                                                                     2015    1.284
                                                                                     2014    1.180
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2018    1.888
                                                                                     2017    1.660
                                                                                     2016    1.424
                                                                                     2015    1.441
                                                                                     2014    1.468
                                                                                     2013    1.177
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 2018   32.676
                                                                                     2017   30.731
                                                                                     2016   29.632
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)................... 2018    2.981
                                                                                     2017    2.511
                                                                                     2016    2.198
                                                                                     2015    2.316
                                                                                     2014    2.164
                                                                                     2013    1.695
                                                                                     2012    1.537
                                                                                     2011    1.473
                                                                                     2010    1.240
                                                                                     2009    1.073
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............... 2018    3.083
                                                                                     2017    2.579
                                                                                     2016    2.515
                                                                                     2015    2.624
                                                                                     2014    2.480
                                                                                     2013    1.823
                                                                                     2012    1.670
                                                                                     2011    1.782
                                                                                     2010    1.418
                                                                                     2009    1.003
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................... 2018    2.359
                                                                                     2017    2.053
                                                                                     2016    1.945
                                                                                     2015    2.113
                                                                                     2014    2.415
                                                                                     2013    1.994
                                                                                     2012    1.713
                                                                                     2011    1.947
                                                                                     2010    1.824
                                                                                     2009    1.352



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16).............................................................................  2.433                810,316
                                                                                      2.480                912,093
                                                                                      2.120              1,173,924
 BHFTII Jennison Growth Subaccount (Class B) (4/12).................................  1.975              1,501,959
                                                                                      2.004              1,605,948
                                                                                      1.485              1,806,471
                                                                                      1.511              2,139,186
                                                                                      1.388              2,861,766
                                                                                      1.296              2,530,340
                                                                                      0.963              3,136,059
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07).............................  1.566                673,209
                                                                                      1.689                742,589
                                                                                      1.529                837,780
                                                                                      1.426                981,638
                                                                                      1.454              1,388,954
                                                                                      1.363              1,958,493
                                                                                      1.166              2,414,691
                                                                                      1.064              2,485,648
                                                                                      1.058              2,690,661
                                                                                      0.978              2,944,278
 BHFTII MFS(R) Value Subaccount (Class B) (4/14)....................................  1.448                931,135
                                                                                      1.639              1,120,362
                                                                                      1.415              1,498,136
                                                                                      1.260              1,666,913
                                                                                      1.284              2,051,341
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)........................  1.729                746,163
                                                                                      1.888                874,018
                                                                                      1.660                988,487
                                                                                      1.424              1,186,325
                                                                                      1.441              1,742,472
                                                                                      1.468              2,660,872
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 30.911                131,543
                                                                                     32.676                147,190
                                                                                     30.731                181,132
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)...................  2.786                684,583
                                                                                      2.981                805,780
                                                                                      2.511                732,249
                                                                                      2.198                927,403
                                                                                      2.316              1,275,919
                                                                                      2.164              1,777,612
                                                                                      1.695              2,277,088
                                                                                      1.537              2,541,401
                                                                                      1.473              2,411,278
                                                                                      1.240              2,605,955
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)...............  2.873                396,196
                                                                                      3.083                449,642
                                                                                      2.579                530,398
                                                                                      2.515                744,493
                                                                                      2.624                901,064
                                                                                      2.480              1,285,702
                                                                                      1.823              1,452,326
                                                                                      1.670              1,895,133
                                                                                      1.782              2,269,287
                                                                                      1.418              2,472,014
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)...........................  1.964                665,405
                                                                                      2.359                714,632
                                                                                      2.053                821,035
                                                                                      1.945                883,751
                                                                                      2.113              1,179,642
                                                                                      2.415              1,440,660
                                                                                      1.994              1,714,677
                                                                                      1.713              2,083,263
                                                                                      1.947              2,300,173
                                                                                      1.824              2,629,076

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   3.278
                                                                                   2017   2.870
                                                                                   2016   2.888
                                                                                   2015   2.991
                                                                                   2014   2.530
                                                                                   2013   1.744
                                                                                   2012   1.495
                                                                                   2011   1.486
                                                                                   2010   1.210
                                                                                   2009   0.916
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.062
                                                                                   2013   1.584
                                                                                   2012   1.400
                                                                                   2011   1.515
                                                                                   2010   1.320
                                                                                   2009   1.036
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.403
                                                                                   2017   2.051
                                                                                   2016   1.815
                                                                                   2015   1.929
                                                                                   2014   1.726
                                                                                   2013   1.395
                                                                                   2012   1.242
                                                                                   2011   1.171
                                                                                   2010   1.061
                                                                                   2009   0.878
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.320
                                                                                   2010   1.230
                                                                                   2009   1.065
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.397
                                                                                   2013   1.103
                                                                                   2012   1.013
                                                                                   2011   1.068
                                                                                   2010   0.993
                                                                                   2009   0.871
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.479
                                                                                   2010   1.298
                                                                                   2009   1.055
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.747
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.355
                                                                                   2009   0.860
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.750
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.700
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.240
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.763
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.095
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.131
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.852
                                                                                   2013   2.962
                                                                                   2012   2.694
                                                                                   2011   3.582
                                                                                   2010   3.147
                                                                                   2009   1.837
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   2.194
                                                                                   2013   1.730
                                                                                   2012   1.598
                                                                                   2011   1.534
                                                                                   2010   1.307
                                                                                   2009   1.165



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2.951                 347,508
                                                                                   3.278                 383,394
                                                                                   2.870                 447,707
                                                                                   2.888                 533,598
                                                                                   2.991                 654,319
                                                                                   2.530                 953,285
                                                                                   1.744                 925,934
                                                                                   1.495               1,088,048
                                                                                   1.486               1,189,969
                                                                                   1.210               1,406,061
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.073                      --
                                                                                   2.062                 510,010
                                                                                   1.584                 559,813
                                                                                   1.400                 621,136
                                                                                   1.515                 793,654
                                                                                   1.320                 960,678
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2.248                 203,439
                                                                                   2.403                 236,557
                                                                                   2.051                 410,816
                                                                                   1.815                 479,409
                                                                                   1.929                 511,764
                                                                                   1.726                 596,042
                                                                                   1.395                 802,498
                                                                                   1.242                 966,194
                                                                                   1.171               1,464,905
                                                                                   1.061               1,628,822
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 1.349                      --
                                                                                   1.320               4,605,978
                                                                                   1.230               4,848,558
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 1.392                      --
                                                                                   1.397               2,432,292
                                                                                   1.103               3,009,187
                                                                                   1.013               3,280,088
                                                                                   1.068               3,808,059
                                                                                   0.993               4,206,784
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 1.582                      --
                                                                                   1.479               3,159,004
                                                                                   1.298               3,570,805
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 0.745                      --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 1.452                      --
                                                                                   1.355               7,476,040
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 0.718                      --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 0.737                      --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 1.133                      --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 0.786                      --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 1.045                      --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 1.197                      --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2.809                      --
                                                                                   2.852                 847,496
                                                                                   2.962               1,120,776
                                                                                   2.694               1,346,342
                                                                                   3.582               1,596,518
                                                                                   3.147               1,761,043
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2.243                      --
                                                                                   2.194               2,179,154
                                                                                   1.730               2,557,034
                                                                                   1.598               2,994,484
                                                                                   1.534               3,266,040
                                                                                   1.307               3,687,192

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.430
                                                                              2013   1.218
                                                                              2012   1.105
                                                                              2011   1.161
                                                                              2010   1.027
                                                                              2009   0.786
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.421
                                                                              2013   1.241
                                                                              2012   1.130
                                                                              2011   1.172
                                                                              2010   1.045
                                                                              2009   0.807
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   3.156
                                                                              2017   2.840
                                                                              2016   2.482
                                                                              2015   2.691
                                                                              2014   2.381
                                                                              2013   1.822
                                                                              2012   1.670
                                                                              2011   1.801
                                                                              2010   1.551
                                                                              2009   1.258
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   3.506
                                                                              2017   3.447
                                                                              2016   3.308
                                                                              2015   3.215
                                                                              2014   2.501
                                                                              2013   2.501
                                                                              2012   2.189
                                                                              2011   2.025
                                                                              2010   1.600
                                                                              2009   1.235



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.447                      --
                                                                              1.430               4,145,668
                                                                              1.218               5,042,778
                                                                              1.105               5,387,864
                                                                              1.161               5,688,750
                                                                              1.027               5,750,319
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.439                      --
                                                                              1.421               5,095,981
                                                                              1.241               7,336,704
                                                                              1.130               7,797,111
                                                                              1.172               9,063,688
                                                                              1.045              11,902,467
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2.502                 326,781
                                                                              3.156                 439,220
                                                                              2.840                 506,935
                                                                              2.482                 657,614
                                                                              2.691                 887,845
                                                                              2.381               1,017,811
                                                                              1.822               1,275,134
                                                                              1.670               1,644,377
                                                                              1.801               1,925,836
                                                                              1.551               2,087,828
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 3.192                 333,621
                                                                              3.506                 361,037
                                                                              3.447                 451,832
                                                                              3.308                 549,523
                                                                              3.215                 721,711
                                                                              2.501               1,061,571
                                                                              2.501               1,357,583
                                                                              2.189               1,510,689
                                                                              2.025               1,739,293
                                                                              1.600               1,923,485





                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.509
                                                                                       2017   1.441
                                                                                       2016   1.302
                                                                                       2015   1.397
                                                                                       2014   1.392
                                                                                       2013   1.310
                                                                                       2012   1.158
                                                                                       2011   1.164
                                                                                       2010   1.111
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.006
                                                                                       2017   0.807
                                                                                       2016   0.745
                                                                                       2015   0.890
                                                                                       2014   0.945
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.594
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   1.710
                                                                                       2017   1.491
                                                                                       2016   1.309
                                                                                       2015   1.433
                                                                                       2014   1.359



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 1.423           --
                                                                                       1.509           --
                                                                                       1.441           --
                                                                                       1.302           --
                                                                                       1.397           --
                                                                                       1.392           --
                                                                                       1.310           --
                                                                                       1.158           --
                                                                                       1.164           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 0.839           --
                                                                                       1.006           --
                                                                                       0.807           --
                                                                                       0.745           --
                                                                                       0.890           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 0.562           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 1.459           --
                                                                                       1.710           --
                                                                                       1.491           --
                                                                                       1.309           --
                                                                                       1.433           --

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2018   1.199           1.002           --
                                                                           2017   0.963           1.199           --
                                                                           2016   1.000           0.963           --
                                                                           2015   1.048           1.000           --
                                                                           2014   1.160           1.048           --
                                                                           2013   1.001           1.160           --
                                                                           2012   0.883           1.001           --
                                                                           2011   1.018           0.883           --
                                                                           2010   0.941           1.018           --
                                                                           2009   0.736           0.941           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   0.910           0.983           --
                                                                           2012   0.890           0.910           --
                                                                           2011   0.968           0.890           --
                                                                           2010   0.811           0.968           --
                                                                           2009   0.610           0.811           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.828           0.927           --
                                                                           2011   0.864           0.828           --
                                                                           2010   0.813           0.864           --
                                                                           2009   0.582           0.813           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.593           1.344           --
                                                                           2017   1.199           1.593           --
                                                                           2016   1.231           1.199           --
                                                                           2015   1.220           1.231           --
                                                                           2014   1.229           1.220           --
                                                                           2013   0.995           1.229           --
                                                                           2012   0.846           0.995           --
                                                                           2011   0.951           0.846           --
                                                                           2010   0.844           0.951           --
                                                                           2009   0.622           0.844           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.278           1.238           --
                                                                           2017   1.258           1.278           --
                                                                           2016   1.263           1.258           --
                                                                           2015   1.300           1.263           --
                                                                           2014   1.284           1.300           --
                                                                           2013   1.348           1.284           --
                                                                           2012   1.270           1.348           --
                                                                           2011   1.287           1.270           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   1.301           1.303           --
                                                                           2015   1.343           1.301           --
                                                                           2014   1.246           1.343           --
                                                                           2013   0.967           1.246           --
                                                                           2012   0.902           0.967           --
                                                                           2011   1.034           0.902           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.320           1.346           --
                                                                           2015   1.379           1.320           --
                                                                           2014   1.359           1.379           --
                                                                           2013   1.379           1.359           --
                                                                           2012   1.274           1.379           --
                                                                           2011   1.268           1.274           --
                                                                           2010   1.165           1.268           --
                                                                           2009   0.961           1.165           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.620           1.431           --
                                                                           2017   1.425           1.620           --
                                                                           2016   1.264           1.425           --
                                                                           2015   1.348           1.264           --
                                                                           2014   1.246           1.348           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   1.467           1.457           --
                                                                           2017   1.129           1.467           --
                                                                           2016   1.163           1.129           --
                                                                           2015   1.128           1.163           --
                                                                           2014   1.068           1.128           --
                                                                           2013   0.820           1.068           --
                                                                           2012   0.740           0.820           --
                                                                           2011   0.837           0.740           --
                                                                           2010   0.720           0.837           --
                                                                           2009   0.578           0.720           --

                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2018    0.812
                                                                                    2017    0.829
                                                                                    2016    0.850
                                                                                    2015    0.875
                                                                                    2014    0.901
                                                                                    2013    0.927
                                                                                    2012    0.955
                                                                                    2011    0.983
                                                                                    2010    1.012
                                                                                    2009    1.037
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)................ 2018    1.361
                                                                                    2017    1.221
                                                                                    2016    1.173
                                                                                    2015    1.223
                                                                                    2014    1.193
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)................ 2018    1.401
                                                                                    2017    1.210
                                                                                    2016    1.152
                                                                                    2015    1.206
                                                                                    2014    1.170
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16)............................................................................ 2018   43.555
                                                                                    2017   37.735
                                                                                    2016   37.444
 BHFTII Jennison Growth Subaccount (Class B) (4/12)................................ 2018    1.711
                                                                                    2017    1.286
                                                                                    2016    1.325
                                                                                    2015    1.234
                                                                                    2014    1.169
                                                                                    2013    0.880
                                                                                    2012    0.920
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)............................ 2018    1.443
                                                                                    2017    1.324
                                                                                    2016    1.251
                                                                                    2015    1.293
                                                                                    2014    1.228
                                                                                    2013    1.065
                                                                                    2012    0.985
                                                                                    2011    0.993
                                                                                    2010    0.931
                                                                                    2009    0.810
 BHFTII MFS(R) Value Subaccount (Class B) (4/14)................................... 2018    1.469
                                                                                    2017    1.286
                                                                                    2016    1.160
                                                                                    2015    1.199
                                                                                    2014    1.112
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2018    1.490
                                                                                    2017    1.328
                                                                                    2016    1.155
                                                                                    2015    1.184
                                                                                    2014    1.223
                                                                                    2013    0.989
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16). 2018   23.898
                                                                                    2017   22.780
                                                                                    2016   22.163
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).................. 2018    1.822
                                                                                    2017    1.555
                                                                                    2016    1.380
                                                                                    2015    1.474
                                                                                    2014    1.396
                                                                                    2013    1.108
                                                                                    2012    1.019
                                                                                    2011    0.989
                                                                                    2010    0.844
                                                                                    2009    0.741



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................  0.803                   --
                                                                                     0.812                   --
                                                                                     0.829                   --
                                                                                     0.850                   --
                                                                                     0.875                   --
                                                                                     0.901                   --
                                                                                     0.927                   --
                                                                                     0.955                   --
                                                                                     0.983                   --
                                                                                     1.012                   --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)................  1.240                   --
                                                                                     1.361                   --
                                                                                     1.221                   --
                                                                                     1.173                   --
                                                                                     1.223                   --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)................  1.250               30,964
                                                                                     1.401               44,038
                                                                                     1.210               94,965
                                                                                     1.152               95,131
                                                                                     1.206               95,303
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (5/16)............................................................................ 42.153                   --
                                                                                    43.555                   --
                                                                                    37.735                   --
 BHFTII Jennison Growth Subaccount (Class B) (4/12)................................  1.664                   --
                                                                                     1.711                   --
                                                                                     1.286                   --
                                                                                     1.325                   --
                                                                                     1.234                   --
                                                                                     1.169                   --
                                                                                     0.880                   --
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/07)............................  1.320                   --
                                                                                     1.443                   --
                                                                                     1.324                   --
                                                                                     1.251                   --
                                                                                     1.293                   --
                                                                                     1.228                   --
                                                                                     1.065                   --
                                                                                     0.985                   --
                                                                                     0.993                   --
                                                                                     0.931                   --
 BHFTII MFS(R) Value Subaccount (Class B) (4/14)...................................  1.281                   --
                                                                                     1.469                   --
                                                                                     1.286                   --
                                                                                     1.160                   --
                                                                                     1.199                   --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).......................  1.346                   --
                                                                                     1.490                   --
                                                                                     1.328                   --
                                                                                     1.155                   --
                                                                                     1.184                   --
                                                                                     1.223                   --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16). 22.302                   --
                                                                                    23.898                   --
                                                                                    22.780                   --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)..................  1.679                   --
                                                                                     1.822                   --
                                                                                     1.555                   --
                                                                                     1.380                   --
                                                                                     1.474                   --
                                                                                     1.396                   --
                                                                                     1.108                   --
                                                                                     1.019                   --
                                                                                     0.989                   --
                                                                                     0.844                   --

                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   1.632
                                                                                   2017   1.384
                                                                                   2016   1.367
                                                                                   2015   1.446
                                                                                   2014   1.385
                                                                                   2013   1.032
                                                                                   2012   0.959
                                                                                   2011   1.037
                                                                                   2010   0.836
                                                                                   2009   0.600
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   1.137
                                                                                   2017   1.003
                                                                                   2016   0.964
                                                                                   2015   1.061
                                                                                   2014   1.229
                                                                                   2013   1.029
                                                                                   2012   0.896
                                                                                   2011   1.032
                                                                                   2010   0.980
                                                                                   2009   0.736
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   1.826
                                                                                   2017   1.620
                                                                                   2016   1.653
                                                                                   2015   1.735
                                                                                   2014   1.487
                                                                                   2013   1.039
                                                                                   2012   0.903
                                                                                   2011   0.910
                                                                                   2010   0.751
                                                                                   2009   0.576
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.243
                                                                                   2013   0.968
                                                                                   2012   0.867
                                                                                   2011   0.952
                                                                                   2010   0.840
                                                                                   2009   0.668
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.657
                                                                                   2017   1.433
                                                                                   2016   1.285
                                                                                   2015   1.384
                                                                                   2014   1.256
                                                                                   2013   1.029
                                                                                   2012   0.928
                                                                                   2011   0.887
                                                                                   2010   0.815
                                                                                   2009   0.684
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.265
                                                                                   2010   1.195
                                                                                   2009   1.049
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.116
                                                                                   2013   0.893
                                                                                   2012   0.832
                                                                                   2011   0.889
                                                                                   2010   0.837
                                                                                   2009   0.745
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   0.973
                                                                                   2010   0.866
                                                                                   2009   0.713
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.680
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.040
                                                                                   2009   0.669
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.639
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.544
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.657



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 1.500           --
                                                                                   1.632           --
                                                                                   1.384           --
                                                                                   1.367           --
                                                                                   1.446           --
                                                                                   1.385           --
                                                                                   1.032           --
                                                                                   0.959           --
                                                                                   1.037           --
                                                                                   0.836           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 0.934           --
                                                                                   1.137           --
                                                                                   1.003           --
                                                                                   0.964           --
                                                                                   1.061           --
                                                                                   1.229           --
                                                                                   1.029           --
                                                                                   0.896           --
                                                                                   1.032           --
                                                                                   0.980           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 1.621           --
                                                                                   1.826           --
                                                                                   1.620           --
                                                                                   1.653           --
                                                                                   1.735           --
                                                                                   1.487           --
                                                                                   1.039           --
                                                                                   0.903           --
                                                                                   0.910           --
                                                                                   0.751           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 1.245           --
                                                                                   1.243           --
                                                                                   0.968           --
                                                                                   0.867           --
                                                                                   0.952           --
                                                                                   0.840           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 1.529           --
                                                                                   1.657           --
                                                                                   1.433           --
                                                                                   1.285           --
                                                                                   1.384           --
                                                                                   1.256           --
                                                                                   1.029           --
                                                                                   0.928           --
                                                                                   0.887           --
                                                                                   0.815           --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 1.287           --
                                                                                   1.265           --
                                                                                   1.195           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 1.107           --
                                                                                   1.116           --
                                                                                   0.893           --
                                                                                   0.832           --
                                                                                   0.889           --
                                                                                   0.837           --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 1.036           --
                                                                                   0.973           --
                                                                                   0.866           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 0.675           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 1.110           --
                                                                                   1.040           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 0.609           --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 0.571           --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 0.598           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.618
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   0.561
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   0.909
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   0.960
                                                                              2013   1.010
                                                                              2012   0.932
                                                                              2011   1.256
                                                                              2010   1.118
                                                                              2009   0.661
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.335
                                                                              2013   1.066
                                                                              2012   0.999
                                                                              2011   0.972
                                                                              2010   0.839
                                                                              2009   0.758
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.167
                                                                              2013   1.007
                                                                              2012   0.927
                                                                              2011   0.986
                                                                              2010   0.885
                                                                              2009   0.686
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.185
                                                                              2013   1.049
                                                                              2012   0.968
                                                                              2011   1.018
                                                                              2010   0.920
                                                                              2009   0.720
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   1.556
                                                                              2017   1.419
                                                                              2016   1.257
                                                                              2015   1.382
                                                                              2014   1.239
                                                                              2013   0.961
                                                                              2012   0.893
                                                                              2011   0.976
                                                                              2010   0.852
                                                                              2009   0.700
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   1.472
                                                                              2017   1.467
                                                                              2016   1.427
                                                                              2015   1.406
                                                                              2014   1.108
                                                                              2013   1.124
                                                                              2012   0.997
                                                                              2011   0.935
                                                                              2010   0.748
                                                                              2009   0.586



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 0.634                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 0.533                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 0.958                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 0.941                     --
                                                                              0.960                     --
                                                                              1.010                     --
                                                                              0.932                     --
                                                                              1.256                     --
                                                                              1.118                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 1.358                     --
                                                                              1.335                     --
                                                                              1.066                     --
                                                                              0.999                     --
                                                                              0.972                     --
                                                                              0.839                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 1.176                     --
                                                                              1.167                 95,067
                                                                              1.007                 95,251
                                                                              0.927                350,066
                                                                              0.986                346,157
                                                                              0.885                341,559
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 1.195                     --
                                                                              1.185                     --
                                                                              1.049                     --
                                                                              0.968                 67,162
                                                                              1.018                 67,162
                                                                              0.920                 67,162
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 1.217                     --
                                                                              1.556                     --
                                                                              1.419                     --
                                                                              1.257                     --
                                                                              1.382                     --
                                                                              1.239                     --
                                                                              0.961                     --
                                                                              0.893                     --
                                                                              0.976                     --
                                                                              0.852                     --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 1.322                     --
                                                                              1.472                     --
                                                                              1.467                     --
                                                                              1.427                     --
                                                                              1.406                     --
                                                                              1.108                     --
                                                                              1.124                     --
                                                                              0.997                     --
                                                                              0.935                     --
                                                                              0.748                     --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(R) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 29, 2019 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


BLIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2019

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


The following information should be read in connection with the information presented on the first page of your prospectus.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2019. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.30%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.32%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.03%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................    0.89%     0.25%            0.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.56%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B++.......................................    0.70%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.77%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.26%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.59%       --              0.59%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.69%       --              0.69%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.08%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B.....................   --             1.24%     0.05%             1.19%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%     0.01%             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.08%             0.80%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B++.......................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             1.24%     0.01%             1.23%
 PIMCO Total Return Portfolio -- Class B..........   --             0.99%     0.03%             0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.05%             0.79%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................    0.65%     0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................    0.33%       --           0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.........................    0.10%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................    0.46%       --           0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................    0.71%     0.10%          0.04%
 MetLife Stock Index Portfolio -- Class B......    0.25%     0.25%          0.03%
 MFS(R) Total Return Portfolio -- Class F......    0.56%     0.20%          0.06%
 MFS(R) Value Portfolio -- Class A.............    0.61%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................    0.82%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B......................................    0.82%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.57%       --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --           0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio++......    0.54%     0.25%          0.15%
 Mid Cap Portfolio.............................    0.54%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund....................    0.79%     0.25%          0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --           0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --           0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --           0.07%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................   --             0.74%     0.05%           0.69%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B.........................   --             0.94%     0.09%           0.85%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A......................................   --             0.43%       --            0.43%
 BlackRock Capital Appreciation
  Portfolio -- Class A.........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.........................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B......................... 0.61%            0.99%     0.03%           0.96%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B......................... 0.62%            0.93%       --            0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B......................... 0.63%            0.93%       --            0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B......................... 0.65%            0.96%       --            0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A.........................   --             0.53%       --            0.53%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...........   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D......................................   --             0.85%     0.02%           0.83%
 MetLife Stock Index Portfolio -- Class B......   --             0.53%     0.01%           0.52%
 MFS(R) Total Return Portfolio -- Class F......   --             0.82%       --            0.82%
 MFS(R) Value Portfolio -- Class A.............   --             0.63%     0.06%           0.57%
 Neuberger Berman Genesis Portfolio --
  Class A++....................................   --             0.85%     0.01%           0.84%
 Neuberger Berman Genesis Portfolio --
  Class B......................................   --             1.10%     0.01%           1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.50%     0.03%           0.47%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --            0.87%
 Dynamic Capital Appreciation Portfolio++......   --             0.94%       --            0.94%
 Mid Cap Portfolio.............................   --             0.87%       --            0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.................... 0.02%            1.10%     0.02%           1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --            0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.73%       --            0.73%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --            0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.72%       --            0.72%

                                                     DISTRIBUTION
                                                        AND/OR
                                        MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                             FEE      (12B-1) FEES   EXPENSES
-------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio...........................    0.75%          --          0.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................    0.65%          --          0.65%



                                                         TOTAL       FEE WAIVER    NET TOTAL
                                          ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                          FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                         AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------- -------------- ----------- --------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio...........................      --          0.83%       --              0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.......................      --          1.30%     0.41%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class B                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse Asset Allocation 20            Seeks a high level of current income,    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income     LLC
                                       is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                                   TRANSFERS

--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS.We monitor transfer activity in the following "Monitored Funds" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series(R) available under your Contract.


American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2019, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $56,000 or 25% of pay for each participant in 2019.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.



TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY



Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.891           3.485                 642,068
                                                                  2017   3.006           3.891                 730,813
                                                                  2016   3.034           3.006                 842,418
                                                                  2015   2.882           3.034                 964,040
                                                                  2014   2.860           2.882               1,262,865
                                                                  2013   2.249           2.860               1,522,148
                                                                  2012   1.864           2.249               1,651,014
                                                                  2011   2.077           1.864               1,835,155
                                                                  2010   1.888           2.077               2,167,106
                                                                  2009   1.347           1.888               2,352,962
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   3.636           3.571               1,539,180
                                                                  2017   2.879           3.636               1,627,904
                                                                  2016   2.670           2.879               1,926,562
                                                                  2015   2.538           2.670               2,422,105
                                                                  2014   2.375           2.538               2,787,026
                                                                  2013   1.854           2.375               3,586,256
                                                                  2012   1.598           1.854               4,096,017
                                                                  2011   1.695           1.598               4,756,491
                                                                  2010   1.451           1.695               5,580,432
                                                                  2009   1.057           1.451               5,944,451
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   3.065           2.964               1,375,923
                                                                  2017   2.544           3.065               1,453,578
                                                                  2016   2.317           2.544               1,919,379
                                                                  2015   2.319           2.317               2,322,870
                                                                  2014   2.129           2.319               2,778,140
                                                                  2013   1.619           2.129               3,540,649
                                                                  2012   1.400           1.619               3,644,182
                                                                  2011   1.449           1.400               3,933,709
                                                                  2010   1.320           1.449               4,543,209
                                                                  2009   1.022           1.320               4,959,495
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06).......... 2018   2.412           2.316                 565,961
                                                                  2017   2.264           2.412                 677,064
                                                                  2016   2.010           2.264                 980,386
                                                                  2015   2.119           2.010               1,256,028
                                                                  2014   2.079           2.119               1,590,346
                                                                  2013   1.921           2.079               1,837,367
                                                                  2012   1.669           1.921               2,108,914
                                                                  2011   1.652           1.669               2,045,855
                                                                  2010   1.443           1.652               2,427,522
                                                                  2009   0.995           1.443               2,321,643

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.638
                                                                                       2017   1.354
                                                                                       2016   1.261
                                                                                       2015   1.307
                                                                                       2014   1.264
                                                                                       2013   0.991
                                                                                       2012   0.862
                                                                                       2011   1.008
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.796
                                                                                       2017   1.633
                                                                                       2016   1.264
                                                                                       2015   1.357
                                                                                       2014   1.355
                                                                                       2013   1.039
                                                                                       2012   0.894
                                                                                       2011   0.998
                                                                                       2010   0.845
                                                                                       2009   0.679
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.928
                                                                                       2017   2.317
                                                                                       2016   2.111
                                                                                       2015   2.487
                                                                                       2014   2.702
                                                                                       2013   2.888
                                                                                       2012   2.467
                                                                                       2011   3.082
                                                                                       2010   2.532
                                                                                       2009   1.522
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.901
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.971
                                                                                       2017   2.475
                                                                                       2016   2.321
                                                                                       2015   2.257
                                                                                       2014   2.017
                                                                                       2013   1.527
                                                                                       2012   1.366
                                                                                       2011   1.385
                                                                                       2010   1.249
                                                                                       2009   1.064
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.260
                                                                                       2017   1.153
                                                                                       2016   1.158
                                                                                       2015   1.190
                                                                                       2014   1.063
                                                                                       2013   1.041
                                                                                       2012   0.837
                                                                                       2011   0.897
                                                                                       2010   0.784
                                                                                       2009   0.589
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.657
                                                                                       2013   2.090
                                                                                       2012   1.728
                                                                                       2011   1.894
                                                                                       2010   1.754
                                                                                       2009   1.244
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.486
                                                                                       2017   2.983
                                                                                       2016   2.941
                                                                                       2015   3.106
                                                                                       2014   2.759
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2018   3.308
                                                                                       2017   2.569
                                                                                       2016   2.406
                                                                                       2015   2.554
                                                                                       2014   2.745
                                                                                       2013   2.131
                                                                                       2012   1.672
                                                                                       2011   1.974
                                                                                       2010   1.719
                                                                                       2009   1.123



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.451                 145,039
                                                                                       1.638                 141,919
                                                                                       1.354                 137,987
                                                                                       1.261                 164,553
                                                                                       1.307                 256,206
                                                                                       1.264                 165,770
                                                                                       0.991                 451,068
                                                                                       0.862                 256,023
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 1.499               1,321,612
                                                                                       1.796               1,445,066
                                                                                       1.633               2,244,185
                                                                                       1.264               2,633,471
                                                                                       1.357               3,087,158
                                                                                       1.355               3,705,543
                                                                                       1.039               4,206,916
                                                                                       0.894               4,778,084
                                                                                       0.998               5,754,121
                                                                                       0.845               6,317,567
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.474                 592,334
                                                                                       2.928                 669,285
                                                                                       2.317               1,050,676
                                                                                       2.111               1,164,762
                                                                                       2.487               1,280,008
                                                                                       2.702                 713,302
                                                                                       2.888                 820,574
                                                                                       2.467                 969,247
                                                                                       3.082               1,193,268
                                                                                       2.532               1,264,697
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.857                      --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.741                  99,788
                                                                                       2.971                 108,722
                                                                                       2.475                 136,191
                                                                                       2.321                 231,604
                                                                                       2.257                 280,146
                                                                                       2.017                 406,202
                                                                                       1.527                 298,428
                                                                                       1.366                 409,260
                                                                                       1.385                 384,716
                                                                                       1.249                 421,636
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.137                 825,931
                                                                                       1.260                 990,129
                                                                                       1.153               1,412,030
                                                                                       1.158               1,629,263
                                                                                       1.190               1,933,854
                                                                                       1.063               2,280,435
                                                                                       1.041               2,655,639
                                                                                       0.837               2,994,566
                                                                                       0.897               3,461,895
                                                                                       0.784               3,954,412
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.767                      --
                                                                                       2.657               1,050,387
                                                                                       2.090               1,137,101
                                                                                       1.728               1,179,476
                                                                                       1.894               1,458,314
                                                                                       1.754               1,598,666
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 3.198                 545,483
                                                                                       3.486                 571,590
                                                                                       2.983                 736,661
                                                                                       2.941                 886,018
                                                                                       3.106               1,028,442
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2.484                 174,363
                                                                                       3.308                 205,434
                                                                                       2.569                 250,069
                                                                                       2.406                 284,929
                                                                                       2.554                 347,482
                                                                                       2.745                 554,492
                                                                                       2.131                 543,069
                                                                                       1.672                 567,794
                                                                                       1.974                 617,080
                                                                                       1.719                 662,726

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2018   2.967
                                                                             2017   2.553
                                                                             2016   2.211
                                                                             2015   2.388
                                                                             2014   2.219
                                                                             2013   1.664
                                                                             2012   1.426
                                                                             2011   1.470
                                                                             2010   1.300
                                                                             2009   1.041
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2018   3.061
                                                                             2017   2.475
                                                                             2016   2.250
                                                                             2015   2.318
                                                                             2014   2.176
                                                                             2013   1.573
                                                                             2012   1.348
                                                                             2011   1.381
                                                                             2010   1.109
                                                                             2009   0.839
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2018   2.382
                                                                             2017   2.335
                                                                             2016   1.812
                                                                             2015   1.984
                                                                             2014   1.926
                                                                             2013   1.468
                                                                             2012   1.289
                                                                             2011   1.456
                                                                             2010   1.237
                                                                             2009   0.974
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.054
                                                                             2015   2.126
                                                                             2014   2.054
                                                                             2013   1.928
                                                                             2012   1.731
                                                                             2011   1.677
                                                                             2010   1.505
                                                                             2009   1.114
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2018   2.428
                                                                             2017   1.924
                                                                             2016   1.972
                                                                             2015   2.039
                                                                             2014   2.225
                                                                             2013   1.895
                                                                             2012   1.649
                                                                             2011   1.876
                                                                             2010   1.710
                                                                             2009   1.320
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   1.736
                                                                             2012   1.670
                                                                             2011   1.788
                                                                             2010   1.473
                                                                             2009   1.091
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 2013   1.078
                                                                             2012   1.040
                                                                             2011   1.115
                                                                             2010   0.922
                                                                             2009   0.685
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................ 2018   1.863
                                                                             2017   1.384
                                                                             2016   1.402
                                                                             2015   1.370
                                                                             2014   1.362
                                                                             2013   1.088
                                                                             2012   0.912
                                                                             2011   1.012
                                                                             2010   0.886
                                                                             2009   0.644



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2.566                 959,562
                                                                             2.967               1,172,202
                                                                             2.553               1,364,626
                                                                             2.211               1,704,669
                                                                             2.388               2,181,931
                                                                             2.219                 709,571
                                                                             1.664                 779,586
                                                                             1.426                 933,018
                                                                             1.470               1,142,490
                                                                             1.300               1,256,330
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.749                  63,100
                                                                             3.061                  69,512
                                                                             2.475                  75,964
                                                                             2.250                  89,198
                                                                             2.318                  86,452
                                                                             2.176                 213,645
                                                                             1.573                  95,524
                                                                             1.348                  95,666
                                                                             1.381                  68,053
                                                                             1.109                  68,769
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.023                  41,071
                                                                             2.382                  89,062
                                                                             2.335                  48,757
                                                                             1.812                  29,917
                                                                             1.984                  62,575
                                                                             1.926                 138,175
                                                                             1.468                 158,425
                                                                             1.289                 135,565
                                                                             1.456                 128,696
                                                                             1.237                  80,496
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.116                      --
                                                                             2.054                 397,002
                                                                             2.126                 534,621
                                                                             2.054                 689,075
                                                                             1.928                 716,868
                                                                             1.731                 644,745
                                                                             1.677                 705,031
                                                                             1.505                 662,082
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2.056                 465,313
                                                                             2.428                 477,139
                                                                             1.924                 534,835
                                                                             1.972                 604,898
                                                                             2.039                 825,891
                                                                             2.225               1,304,709
                                                                             1.895               1,599,937
                                                                             1.649               1,791,610
                                                                             1.876               1,929,042
                                                                             1.710               2,172,868
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.882                      --
                                                                             1.736                 783,059
                                                                             1.670                 901,142
                                                                             1.788                 965,061
                                                                             1.473               1,000,719
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.168                      --
                                                                             1.078               3,042,023
                                                                             1.040               3,337,591
                                                                             1.115               3,716,664
                                                                             0.922               3,990,754
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................ 1.593               1,343,031
                                                                             1.863               1,571,245
                                                                             1.384               1,821,308
                                                                             1.402               2,113,149
                                                                             1.370               2,285,732
                                                                             1.362               2,628,162
                                                                             1.088               3,227,875
                                                                             0.912               3,621,330
                                                                             1.012               4,064,418
                                                                             0.886               4,403,792

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.506           1.451               1,073,740
                                                                          2017   1.473           1.506               1,116,788
                                                                          2016   1.422           1.473               1,397,044
                                                                          2015   1.488           1.422               1,517,490
                                                                          2014   1.465           1.488               1,671,353
                                                                          2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.626           1.597               2,470,406
                                                                          2017   1.580           1.626               2,833,169
                                                                          2016   1.564           1.580               3,518,206
                                                                          2015   1.588           1.564               4,038,435
                                                                          2014   1.548           1.588               4,906,754
                                                                          2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.143           2.156                      --
                                                                          2015   2.175           2.143                  66,831
                                                                          2014   1.987           2.175                  56,592
                                                                          2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.739           1.782                      --
                                                                          2015   1.789           1.739                 612,365
                                                                          2014   1.737           1.789                 950,732
                                                                          2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.872           1.674                 925,346
                                                                          2017   1.626           1.872               1,097,252
                                                                          2016   1.424           1.626               1,354,691
                                                                          2015   1.500           1.424               1,979,055
                                                                          2014   1.345           1.500               2,426,569
                                                                          2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.836           2.539                 231,722
                                                                          2017   2.460           2.836                 265,566
                                                                          2016   2.153           2.460                 267,745
                                                                          2015   2.265           2.153                 364,191
                                                                          2014   2.076           2.265                 450,145
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2018   1.606           1.421                 449,391
                                                                          2017   1.490           1.606                 493,423
                                                                          2016   1.310           1.490                 625,488
                                                                          2015   1.462           1.310                 693,717
                                                                          2014   1.354           1.462                 928,816
                                                                          2013   1.056           1.354               1,267,280
                                                                          2012   0.935           1.056               1,504,700
                                                                          2011   0.986           0.935               1,788,746
                                                                          2010   0.798           0.986               2,088,736
                                                                          2009   0.640           0.798               2,285,415

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.437           1.409                 567,822
                                                                           2017   1.401           1.437                 644,894
                                                                           2016   1.380           1.401                 680,465
                                                                           2015   1.393           1.380                 830,958
                                                                           2014   1.322           1.393               1,035,758
                                                                           2013   1.353           1.322               1,199,794
                                                                           2012   1.277           1.353               1,675,688
                                                                           2011   1.217           1.277               1,996,059
                                                                           2010   1.141           1.217               2,150,699
                                                                           2009   1.059           1.141               2,028,649
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.404           2.424                 490,330
                                                                           2017   1.823           2.404                 481,482
                                                                           2016   1.849           1.823                 574,742
                                                                           2015   1.767           1.849                 701,812
                                                                           2014   1.648           1.767                 720,213
                                                                           2013   1.247           1.648                 811,759
                                                                           2012   1.108           1.247                 876,805
                                                                           2011   1.235           1.108                 917,166
                                                                           2010   1.047           1.235               1,229,652
                                                                           2009   0.831           1.047               1,138,143
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.958           0.960               2,828,790
                                                                           2017   0.964           0.958               2,788,438
                                                                           2016   0.976           0.964               4,180,229
                                                                           2015   0.991           0.976               5,330,472
                                                                           2014   1.007           0.991               7,232,861
                                                                           2013   1.022           1.007              10,018,131
                                                                           2012   1.038           1.022              12,543,678
                                                                           2011   1.055           1.038              13,039,890
                                                                           2010   1.071           1.055              14,271,296
                                                                           2009   1.083           1.071              16,182,132
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.439           1.380                 160,959
                                                                           2017   1.367           1.439                 480,864
                                                                           2016   1.328           1.367                 571,519
                                                                           2015   1.357           1.328                 628,997
                                                                           2014   1.319           1.357                 934,009
                                                                           2013   1.284           1.319               1,074,480
                                                                           2012   1.195           1.284               2,308,137
                                                                           2011   1.175           1.195               1,976,282
                                                                           2010   1.085           1.175               1,564,637
                                                                           2009   0.914           1.085               1,143,234
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.527           1.437               1,600,301
                                                                           2017   1.402           1.527               1,932,784
                                                                           2016   1.342           1.402               2,929,766
                                                                           2015   1.378           1.342               2,710,263
                                                                           2014   1.333           1.378               2,381,861
                                                                           2013   1.221           1.333               2,189,635
                                                                           2012   1.112           1.221               2,295,264
                                                                           2011   1.118           1.112               2,610,615
                                                                           2010   1.018           1.118               1,615,515
                                                                           2009   0.836           1.018               1,163,679
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.593           1.472               3,753,689
                                                                           2017   1.410           1.593               4,393,347
                                                                           2016   1.337           1.410               4,817,959
                                                                           2015   1.375           1.337               6,260,332
                                                                           2014   1.330           1.375               6,884,412
                                                                           2013   1.145           1.330               1,752,324
                                                                           2012   1.027           1.145               1,388,838
                                                                           2011   1.057           1.027               1,105,341
                                                                           2010   0.949           1.057               1,263,812
                                                                           2009   0.761           0.949               1,174,022
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2018   1.640           1.484               3,782,598
                                                                           2017   1.398           1.640               4,763,215
                                                                           2016   1.313           1.398               5,370,589
                                                                           2015   1.356           1.313               6,355,151
                                                                           2014   1.309           1.356               6,363,655
                                                                           2013   1.070           1.309               1,121,557
                                                                           2012   0.942           1.070               1,471,175
                                                                           2011   0.994           0.942               1,915,865
                                                                           2010   0.880           0.994               1,967,566
                                                                           2009   0.692           0.880               1,585,058

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2018   2.025
                                                                                 2017   1.786
                                                                                 2016   1.695
                                                                                 2015   1.679
                                                                                 2014   1.542
                                                                                 2013   1.299
                                                                                 2012   1.174
                                                                                 2011   1.148
                                                                                 2010   1.064
                                                                                 2009   0.917
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   2.391
                                                                                 2017   2.040
                                                                                 2016   1.930
                                                                                 2015   1.914
                                                                                 2014   1.757
                                                                                 2013   1.335
                                                                                 2012   1.201
                                                                                 2011   1.271
                                                                                 2010   1.153
                                                                                 2009   0.887
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.775
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   1.295
                                                                                 2012   1.137
                                                                                 2011   1.232
                                                                                 2010   1.093
                                                                                 2009   0.912
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2018   3.064
                                                                                 2017   2.487
                                                                                 2016   2.398
                                                                                 2015   2.370
                                                                                 2014   2.167
                                                                                 2013   1.660
                                                                                 2012   1.520
                                                                                 2011   1.594
                                                                                 2010   1.406
                                                                                 2009   0.957
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2018   2.175
                                                                                 2017   1.822
                                                                                 2016   1.661
                                                                                 2015   1.672
                                                                                 2014   1.501
                                                                                 2013   1.158
                                                                                 2012   1.019
                                                                                 2011   1.018
                                                                                 2010   0.903
                                                                                 2009   0.734
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2018   2.192
                                                                                 2017   1.984
                                                                                 2016   1.849
                                                                                 2015   1.884
                                                                                 2014   1.765
                                                                                 2013   1.510
                                                                                 2012   1.377
                                                                                 2011   1.368
                                                                                 2010   1.265
                                                                                 2009   1.085
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................ 2018   2.737
                                                                                 2017   2.355
                                                                                 2016   2.091
                                                                                 2015   2.127
                                                                                 2014   1.950
                                                                                 2013   1.459
                                                                                 2012   1.270
                                                                                 2011   1.279
                                                                                 2010   1.166
                                                                                 2009   0.980



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 1.919                 468,305
                                                                                 2.025                 472,886
                                                                                 1.786                 344,598
                                                                                 1.695                 455,065
                                                                                 1.679                 489,346
                                                                                 1.542                 594,471
                                                                                 1.299                 613,548
                                                                                 1.174                 718,793
                                                                                 1.148                 761,158
                                                                                 1.064                 695,103
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.352                 275,223
                                                                                 2.391                 277,639
                                                                                 2.040                 331,699
                                                                                 1.930                 379,750
                                                                                 1.914                 424,337
                                                                                 1.757                 477,042
                                                                                 1.335                 460,964
                                                                                 1.201                 511,611
                                                                                 1.271                 527,774
                                                                                 1.153                 457,716
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.809                      --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.425                      --
                                                                                 1.295                 798,370
                                                                                 1.137                 877,645
                                                                                 1.232               1,052,276
                                                                                 1.093               1,098,203
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2.843                 210,102
                                                                                 3.064                 205,094
                                                                                 2.487                 556,605
                                                                                 2.398                 570,683
                                                                                 2.370                 614,757
                                                                                 2.167                 625,816
                                                                                 1.660                 714,243
                                                                                 1.520                 839,857
                                                                                 1.594                 992,680
                                                                                 1.406               1,015,399
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 1.011                      --
                                                                                 0.933                 227,511
                                                                                 0.819                 221,096
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2.038               1,230,603
                                                                                 2.175               1,421,685
                                                                                 1.822               1,700,152
                                                                                 1.661               2,182,657
                                                                                 1.672               1,661,831
                                                                                 1.501               2,134,490
                                                                                 1.158               2,729,010
                                                                                 1.019               3,021,676
                                                                                 1.018               3,640,795
                                                                                 0.903               3,685,979
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)......................... 2.034               1,190,758
                                                                                 2.192               1,411,676
                                                                                 1.984               1,827,057
                                                                                 1.849               2,042,549
                                                                                 1.884               2,352,140
                                                                                 1.765               2,948,393
                                                                                 1.510               3,334,163
                                                                                 1.377               3,495,956
                                                                                 1.368               3,870,686
                                                                                 1.265               4,132,338
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................ 2.424                 630,119
                                                                                 2.737                 695,805
                                                                                 2.355                 841,823
                                                                                 2.091                 980,101
                                                                                 2.127               1,387,786
                                                                                 1.950               1,693,173
                                                                                 1.459               1,081,793
                                                                                 1.270               1,094,426
                                                                                 1.279               1,215,911
                                                                                 1.166               1,413,020

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2018    3.075
                                                                                      2017    2.698
                                                                                      2016    2.308
                                                                                      2015    2.331
                                                                                      2014    2.367
                                                                                      2013    1.895
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2018    1.888
                                                                                      2017    1.660
                                                                                      2016    1.424
                                                                                      2015    1.441
                                                                                      2014    1.468
                                                                                      2013    1.177
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2018    2.524
                                                                                      2017    1.920
                                                                                      2016    1.921
                                                                                      2015    1.765
                                                                                      2014    1.647
                                                                                      2013    1.206
                                                                                      2012    1.032
                                                                                      2011    1.062
                                                                                      2010    0.924
                                                                                      2009    0.656
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2018    3.297
                                                                                      2017    2.733
                                                                                      2016    2.489
                                                                                      2015    2.467
                                                                                      2014    2.350
                                                                                      2013    1.655
                                                                                      2012    1.451
                                                                                      2011    1.452
                                                                                      2010    1.095
                                                                                      2009    0.802
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 2018   33.787
                                                                                      2017   31.705
                                                                                      2016   30.568
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2018    1.221
                                                                                      2017    1.214
                                                                                      2016    1.216
                                                                                      2015    1.226
                                                                                      2014    1.209
                                                                                      2013    1.235
                                                                                      2012    1.212
                                                                                      2011    1.165
                                                                                      2010    1.116
                                                                                      2009    1.085
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2018    3.454
                                                                                      2017    2.885
                                                                                      2016    2.720
                                                                                      2015    2.751
                                                                                      2014    2.502
                                                                                      2013    1.941
                                                                                      2012    1.697
                                                                                      2011    1.773
                                                                                      2010    1.540
                                                                                      2009    1.155
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018    3.100
                                                                                      2017    2.550
                                                                                      2016    2.522
                                                                                      2015    2.536
                                                                                      2014    2.327
                                                                                      2013    1.710
                                                                                      2012    1.420
                                                                                      2011    1.484
                                                                                      2010    1.277
                                                                                      2009    0.955



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).........................  2.824                168,799
                                                                                       3.075                195,014
                                                                                       2.698                493,631
                                                                                       2.308                534,038
                                                                                       2.331                616,974
                                                                                       2.367                695,022
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).........................  1.729                746,163
                                                                                       1.888                874,018
                                                                                       1.660                988,487
                                                                                       1.424              1,186,325
                                                                                       1.441              1,742,472
                                                                                       1.468              2,660,872
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)...................  2.456                266,471
                                                                                       2.524                247,029
                                                                                       1.920                304,805
                                                                                       1.921                320,590
                                                                                       1.765                646,996
                                                                                       1.647                668,474
                                                                                       1.206                774,871
                                                                                       1.032                816,568
                                                                                       1.062              1,010,584
                                                                                       0.924              1,247,569
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)...................  3.026                434,911
                                                                                       3.297                511,282
                                                                                       2.733                550,477
                                                                                       2.489                703,047
                                                                                       2.467              1,047,116
                                                                                       2.350              1,307,390
                                                                                       1.655              1,496,390
                                                                                       1.451              1,628,742
                                                                                       1.452              1,597,420
                                                                                       1.095              1,727,989
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................... 32.002                 29,875
                                                                                      33.787                 37,393
                                                                                      31.705                 50,786
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).........  1.215                858,578
                                                                                       1.221              1,481,332
                                                                                       1.214                969,392
                                                                                       1.216              1,042,825
                                                                                       1.226              1,254,505
                                                                                       1.209              1,174,260
                                                                                       1.235              1,375,985
                                                                                       1.212              1,550,633
                                                                                       1.165              1,893,020
                                                                                       1.116              1,876,916
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)......................  3.175                669,872
                                                                                       3.454                743,557
                                                                                       2.885                926,993
                                                                                       2.720              1,210,218
                                                                                       2.751              1,449,712
                                                                                       2.502              1,935,650
                                                                                       1.941              2,255,908
                                                                                       1.697              2,499,850
                                                                                       1.773              2,807,052
                                                                                       1.540              2,939,345
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03).......  2.895                 16,270
                                                                                       3.100                 17,302
                                                                                       2.550                 17,266
                                                                                       2.522                 20,214
                                                                                       2.536                 19,310
                                                                                       2.327                 36,951
                                                                                       1.710                 47,060
                                                                                       1.420                 50,593
                                                                                       1.484                 87,040
                                                                                       1.277                 95,172

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)........................ 2018   4.590
                                                                                  2017   3.867
                                                                                  2016   3.509
                                                                                  2015   3.623
                                                                                  2014   3.470
                                                                                  2013   2.594
                                                                                  2012   2.300
                                                                                  2011   2.620
                                                                                  2010   2.070
                                                                                  2009   1.504
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2018   2.359
                                                                                  2017   2.053
                                                                                  2016   1.945
                                                                                  2015   2.113
                                                                                  2014   2.415
                                                                                  2013   1.994
                                                                                  2012   1.713
                                                                                  2011   1.947
                                                                                  2010   1.824
                                                                                  2009   1.352
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.608
                                                                                  2009   1.300
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   2.002
                                                                                  2010   1.634
                                                                                  2009   1.058
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.443
                                                                                  2017   3.007
                                                                                  2016   3.018
                                                                                  2015   3.119
                                                                                  2014   2.631
                                                                                  2013   1.808
                                                                                  2012   1.547
                                                                                  2011   1.533
                                                                                  2010   1.246
                                                                                  2009   0.940
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.062
                                                                                  2013   1.584
                                                                                  2012   1.400
                                                                                  2011   1.515
                                                                                  2010   1.320
                                                                                  2009   1.036
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   3.032
                                                                                  2017   2.576
                                                                                  2016   2.383
                                                                                  2015   2.382
                                                                                  2014   2.180
                                                                                  2013   1.703
                                                                                  2012   1.492
                                                                                  2011   1.477
                                                                                  2010   1.332
                                                                                  2009   1.108
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   3.338
                                                                                  2017   2.695
                                                                                  2016   2.549
                                                                                  2015   2.358
                                                                                  2014   2.101
                                                                                  2013   1.548
                                                                                  2012   1.306
                                                                                  2011   1.335
                                                                                  2010   1.235
                                                                                  2009   0.881



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)........................ 3.851                 798,625
                                                                                  4.590                 915,226
                                                                                  3.867               1,318,649
                                                                                  3.509               1,519,349
                                                                                  3.623               1,651,540
                                                                                  3.470               1,916,711
                                                                                  2.594               2,163,462
                                                                                  2.300               2,507,619
                                                                                  2.620               2,992,345
                                                                                  2.070               3,164,191
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 1.964                 665,405
                                                                                  2.359                 714,632
                                                                                  2.053                 821,035
                                                                                  1.945                 883,751
                                                                                  2.113               1,179,642
                                                                                  2.415               1,440,660
                                                                                  1.994               1,714,677
                                                                                  1.713               2,083,263
                                                                                  1.947               2,300,173
                                                                                  1.824               2,629,076
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 1.631                      --
                                                                                  1.608                  87,500
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2.143                      --
                                                                                  2.002                 299,819
                                                                                  1.634                 277,373
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 3.107                 347,782
                                                                                  3.443                 381,814
                                                                                  3.007                 392,903
                                                                                  3.018                 568,474
                                                                                  3.119                 720,126
                                                                                  2.631                 854,322
                                                                                  1.808                 860,218
                                                                                  1.547                 894,306
                                                                                  1.533               1,064,988
                                                                                  1.246               1,193,292
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2.073                      --
                                                                                  2.062                 510,010
                                                                                  1.584                 559,813
                                                                                  1.400                 621,136
                                                                                  1.515                 793,654
                                                                                  1.320                 960,678
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2.933                  68,052
                                                                                  3.032                  67,987
                                                                                  2.576                 118,659
                                                                                  2.383                  92,524
                                                                                  2.382                 102,403
                                                                                  2.180                 105,876
                                                                                  1.703                 145,606
                                                                                  1.492                 148,945
                                                                                  1.477                 149,410
                                                                                  1.332                 178,737
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 3.286                 141,517
                                                                                  3.338                 144,614
                                                                                  2.695                 151,688
                                                                                  2.549                 218,604
                                                                                  2.358                 193,324
                                                                                  2.101                 139,946
                                                                                  1.548                 165,401
                                                                                  1.306                 227,136
                                                                                  1.335                 327,464
                                                                                  1.235                 301,414

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.962
                                                                                 2017   2.620
                                                                                 2016   2.355
                                                                                 2015   2.462
                                                                                 2014   2.238
                                                                                 2013   1.717
                                                                                 2012   1.497
                                                                                 2011   1.449
                                                                                 2010   1.344
                                                                                 2009   1.097
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   4.257
                                                                                 2017   3.479
                                                                                 2016   3.339
                                                                                 2015   3.547
                                                                                 2014   3.461
                                                                                 2013   2.390
                                                                                 2012   2.033
                                                                                 2011   2.036
                                                                                 2010   1.652
                                                                                 2009   1.175
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.973
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.990
                                                                                 2010   0.920
                                                                                 2009   0.796
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.192
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.536
                                                                                 2013   1.314
                                                                                 2012   1.206
                                                                                 2011   1.225
                                                                                 2010   1.109
                                                                                 2009   0.917
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.038
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.841



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2.658                 77,081
                                                                                 2.962                 90,629
                                                                                 2.620                142,041
                                                                                 2.355                159,944
                                                                                 2.462                170,476
                                                                                 2.238                169,381
                                                                                 1.717                231,826
                                                                                 1.497                250,239
                                                                                 1.449                208,693
                                                                                 1.344                245,714
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 4.335                152,125
                                                                                 4.257                143,559
                                                                                 3.479                194,061
                                                                                 3.339                218,027
                                                                                 3.547                275,899
                                                                                 3.461                434,520
                                                                                 2.390                418,923
                                                                                 2.033                448,314
                                                                                 2.036                467,388
                                                                                 1.652                580,085
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.947                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.978                     --
                                                                                 0.990                438,843
                                                                                 0.920                430,668
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 1.232                     --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 1.653                412,760
                                                                                 1.536                403,053
                                                                                 1.314                400,719
                                                                                 1.206                407,169
                                                                                 1.225                451,807
                                                                                 1.109                550,276
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 1.007                     --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 0.862                     --





                               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   2.559           2.267                  9,819
                                                                  2017   1.997           2.559                 10,236
                                                                  2016   2.037           1.997                 11,444
                                                                  2015   1.955           2.037                 11,751
                                                                  2014   1.961           1.955                 12,978
                                                                  2013   1.558           1.961                 13,253
                                                                  2012   1.305           1.558                 14,624
                                                                  2011   1.470           1.305                 15,413
                                                                  2010   1.350           1.470                 16,891
                                                                  2009   0.974           1.350                 19,318
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   2.466           2.397                 40,345
                                                                  2017   1.973           2.466                 44,148
                                                                  2016   1.849           1.973                 48,005
                                                                  2015   1.776           1.849                 51,756
                                                                  2014   1.680           1.776                 90,671
                                                                  2013   1.325           1.680                 92,998
                                                                  2012   1.154           1.325                 98,162
                                                                  2011   1.237           1.154                100,758
                                                                  2010   1.070           1.237                121,282
                                                                  2009   0.788           1.070                129,536

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.082
                                                                                       2017   1.746
                                                                                       2016   1.607
                                                                                       2015   1.626
                                                                                       2014   1.508
                                                                                       2013   1.159
                                                                                       2012   1.013
                                                                                       2011   1.059
                                                                                       2010   0.975
                                                                                       2009   0.763
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   1.880
                                                                                       2017   1.784
                                                                                       2016   1.600
                                                                                       2015   1.704
                                                                                       2014   1.690
                                                                                       2013   1.578
                                                                                       2012   1.386
                                                                                       2011   1.386
                                                                                       2010   1.224
                                                                                       2009   0.852
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.449
                                                                                       2017   1.210
                                                                                       2016   1.139
                                                                                       2015   1.193
                                                                                       2014   1.166
                                                                                       2013   0.924
                                                                                       2012   0.812
                                                                                       2011   0.956
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.589
                                                                                       2017   1.460
                                                                                       2016   1.142
                                                                                       2015   1.239
                                                                                       2014   1.250
                                                                                       2013   0.968
                                                                                       2012   0.843
                                                                                       2011   0.950
                                                                                       2010   0.813
                                                                                       2009   0.660
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   1.772
                                                                                       2017   1.417
                                                                                       2016   1.304
                                                                                       2015   1.553
                                                                                       2014   1.705
                                                                                       2013   1.842
                                                                                       2012   1.590
                                                                                       2011   2.007
                                                                                       2010   1.666
                                                                                       2009   1.012
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.708
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.195
                                                                                       2017   1.848
                                                                                       2016   1.751
                                                                                       2015   1.721
                                                                                       2014   1.554
                                                                                       2013   1.189
                                                                                       2012   1.075
                                                                                       2011   1.101
                                                                                       2010   1.004
                                                                                       2009   0.864
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.114
                                                                                       2017   1.030
                                                                                       2016   1.046
                                                                                       2015   1.086
                                                                                       2014   0.981
                                                                                       2013   0.970
                                                                                       2012   0.789
                                                                                       2011   0.854
                                                                                       2010   0.754
                                                                                       2009   0.573



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 1.992                 51,003
                                                                                       2.082                 55,522
                                                                                       1.746                 60,732
                                                                                       1.607                 66,711
                                                                                       1.626                169,332
                                                                                       1.508                188,396
                                                                                       1.159                210,648
                                                                                       1.013                232,623
                                                                                       1.059                239,920
                                                                                       0.975                255,155
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 1.786                 52,943
                                                                                       1.880                 54,442
                                                                                       1.784                 54,756
                                                                                       1.600                 61,262
                                                                                       1.704                 62,433
                                                                                       1.690                 68,266
                                                                                       1.578                 68,016
                                                                                       1.386                 72,698
                                                                                       1.386                 76,416
                                                                                       1.224                 83,726
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.270                     --
                                                                                       1.449                     --
                                                                                       1.210                     --
                                                                                       1.139                     --
                                                                                       1.193                     --
                                                                                       1.166                     --
                                                                                       0.924                     --
                                                                                       0.812                     --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 1.312                 50,573
                                                                                       1.589                 53,874
                                                                                       1.460                 58,055
                                                                                       1.142                 62,964
                                                                                       1.239                 91,138
                                                                                       1.250                 89,826
                                                                                       0.968                 98,754
                                                                                       0.843                114,099
                                                                                       0.950                121,906
                                                                                       0.813                132,053
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 1.481                 55,634
                                                                                       1.772                 54,525
                                                                                       1.417                 55,858
                                                                                       1.304                 57,186
                                                                                       1.553                 85,009
                                                                                       1.705                 36,870
                                                                                       1.842                 34,870
                                                                                       1.590                 35,037
                                                                                       2.007                 42,305
                                                                                       1.666                 45,145
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.671                     --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.004                  6,720
                                                                                       2.195                  7,181
                                                                                       1.848                  8,517
                                                                                       1.751                 10,142
                                                                                       1.721                 11,776
                                                                                       1.554                 13,782
                                                                                       1.189                 17,131
                                                                                       1.075                 18,639
                                                                                       1.101                 35,648
                                                                                       1.004                 40,141
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 0.995                     --
                                                                                       1.114                     --
                                                                                       1.030                     --
                                                                                       1.046                     --
                                                                                       1.086                 31,733
                                                                                       0.981                 33,469
                                                                                       0.970                 33,193
                                                                                       0.789                 35,369
                                                                                       0.854                 33,701
                                                                                       0.754                 39,543

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.971
                                                                             2013   1.567
                                                                             2012   1.310
                                                                             2011   1.450
                                                                             2010   1.357
                                                                             2009   0.972
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2018   2.480
                                                                             2017   2.144
                                                                             2016   2.137
                                                                             2015   2.280
                                                                             2014   2.040
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)............. 2018   2.287
                                                                             2017   1.794
                                                                             2016   1.698
                                                                             2015   1.822
                                                                             2014   1.979
                                                                             2013   1.553
                                                                             2012   1.231
                                                                             2011   1.469
                                                                             2010   1.292
                                                                             2009   0.853
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2018   2.005
                                                                             2017   1.744
                                                                             2016   1.526
                                                                             2015   1.665
                                                                             2014   1.564
                                                                             2013   1.185
                                                                             2012   1.027
                                                                             2011   1.069
                                                                             2010   0.955
                                                                             2009   0.771
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2018   2.682
                                                                             2017   2.191
                                                                             2016   2.013
                                                                             2015   2.096
                                                                             2014   1.988
                                                                             2013   1.452
                                                                             2012   1.258
                                                                             2011   1.302
                                                                             2010   1.056
                                                                             2009   0.808
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2018   2.086
                                                                             2017   2.066
                                                                             2016   1.620
                                                                             2015   1.793
                                                                             2014   1.758
                                                                             2013   1.354
                                                                             2012   1.202
                                                                             2011   1.372
                                                                             2010   1.178
                                                                             2009   0.937
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   1.595
                                                                             2015   1.669
                                                                             2014   1.629
                                                                             2013   1.546
                                                                             2012   1.402
                                                                             2011   1.373
                                                                             2010   1.245
                                                                             2009   0.932
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2018   1.657
                                                                             2017   1.327
                                                                             2016   1.374
                                                                             2015   1.435
                                                                             2014   1.583
                                                                             2013   1.363
                                                                             2012   1.198
                                                                             2011   1.378
                                                                             2010   1.269
                                                                             2009   0.990



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2.047                    --
                                                                             1.971                    --
                                                                             1.567                    --
                                                                             1.310                    --
                                                                             1.450                14,898
                                                                             1.357                15,790
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2.252                    --
                                                                             2.480                    --
                                                                             2.144                    --
                                                                             2.137                    --
                                                                             2.280                    --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)............. 1.699                10,044
                                                                             2.287                 8,692
                                                                             1.794                 9,668
                                                                             1.698                 9,371
                                                                             1.822                23,753
                                                                             1.979                21,429
                                                                             1.553                23,822
                                                                             1.231                31,521
                                                                             1.469                32,509
                                                                             1.292                34,933
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 1.716                23,998
                                                                             2.005                26,294
                                                                             1.744                27,096
                                                                             1.526                27,378
                                                                             1.665                22,784
                                                                             1.564                    --
                                                                             1.185                    --
                                                                             1.027                    --
                                                                             1.069                 8,579
                                                                             0.955                12,161
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.383                    --
                                                                             2.682                    --
                                                                             2.191                    --
                                                                             2.013                    --
                                                                             2.096                    --
                                                                             1.988                    --
                                                                             1.452                    --
                                                                             1.258                    --
                                                                             1.302                    --
                                                                             1.056                    --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.752                 7,020
                                                                             2.086                 7,234
                                                                             2.066                 7,098
                                                                             1.620                 7,291
                                                                             1.793                 7,273
                                                                             1.758                 7,208
                                                                             1.354                 7,465
                                                                             1.202                 7,380
                                                                             1.372                 7,146
                                                                             1.178                 7,275
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                    --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.638                    --
                                                                             1.595                    --
                                                                             1.669                    --
                                                                             1.629                    --
                                                                             1.546                    --
                                                                             1.402                    --
                                                                             1.373                 2,122
                                                                             1.245                 2,123
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 1.388                    --
                                                                             1.657                    --
                                                                             1.327                    --
                                                                             1.374                    --
                                                                             1.435                    --
                                                                             1.583                    --
                                                                             1.363                    --
                                                                             1.198                    --
                                                                             1.378                    --
                                                                             1.269                    --

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)........................... 2013   1.197           1.293                     --
                                                                          2012   1.163           1.197                     --
                                                                          2011   1.259           1.163                     --
                                                                          2010   1.048           1.259                 15,699
                                                                          2009   0.784           1.048                 15,699
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   0.995           1.075                     --
                                                                          2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.648           1.394                     --
                                                                          2017   1.237           1.648                     --
                                                                          2016   1.267           1.237                     --
                                                                          2015   1.251           1.267                     --
                                                                          2014   1.257           1.251                 12,750
                                                                          2013   1.015           1.257                 29,413
                                                                          2012   0.860           1.015                 30,191
                                                                          2011   0.963           0.860                 31,247
                                                                          2010   0.853           0.963                 32,277
                                                                          2009   0.626           0.853                 38,225
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.247           1.189                  4,047
                                                                          2017   1.233           1.247                  3,924
                                                                          2016   1.204           1.233                  3,295
                                                                          2015   1.272           1.204                  3,427
                                                                          2014   1.266           1.272                153,094
                                                                          2013   1.427           1.266                148,198
                                                                          2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.414           1.374                 49,131
                                                                          2017   1.388           1.414                 49,852
                                                                          2016   1.389           1.388                 50,010
                                                                          2015   1.425           1.389                 51,905
                                                                          2014   1.404           1.425                107,767
                                                                          2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.598           1.603                     --
                                                                          2015   1.640           1.598                     --
                                                                          2014   1.514           1.640                     --
                                                                          2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.572           1.606                     --
                                                                          2015   1.635           1.572                 11,452
                                                                          2014   1.605           1.635                 35,185
                                                                          2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.656           1.466                 11,502
                                                                          2017   1.453           1.656                 11,799
                                                                          2016   1.286           1.453                 12,717
                                                                          2015   1.369           1.286                 15,383
                                                                          2014   1.241           1.369                 52,712
                                                                          2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845

PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)            UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.869           1.655                     --
                                                                           2017   1.638           1.869                     --
                                                                           2016   1.449           1.638                     --
                                                                           2015   1.540           1.449                     --
                                                                           2014   1.422           1.540                     --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.421           1.244                 17,488
                                                                           2017   1.332           1.421                 18,697
                                                                           2016   1.184           1.332                 19,242
                                                                           2015   1.335           1.184                 18,930
                                                                           2014   1.249           1.335                 19,565
                                                                           2013   0.984           1.249                 20,637
                                                                           2012   0.881           0.984                 23,098
                                                                           2011   0.939           0.881                 24,462
                                                                           2010   0.767           0.939                 24,619
                                                                           2009   0.622           0.767                 29,669
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.250           1.214                 27,631
                                                                           2017   1.233           1.250                 27,074
                                                                           2016   1.227           1.233                 26,108
                                                                           2015   1.252           1.227                 28,094
                                                                           2014   1.200           1.252                 60,654
                                                                           2013   1.241           1.200                 61,541
                                                                           2012   1.184           1.241                 53,277
                                                                           2011   1.141           1.184                 65,862
                                                                           2010   1.081           1.141                 81,151
                                                                           2009   1.013           1.081                 85,650
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.761           1.757                     --
                                                                           2017   1.349           1.761                     --
                                                                           2016   1.384           1.349                     --
                                                                           2015   1.336           1.384                     --
                                                                           2014   1.259           1.336                     --
                                                                           2013   0.963           1.259                     --
                                                                           2012   0.864           0.963                     --
                                                                           2011   0.974           0.864                     --
                                                                           2010   0.834           0.974                 18,150
                                                                           2009   0.667           0.834                 18,150
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.839           0.832                 51,334
                                                                           2017   0.853           0.839                 60,748
                                                                           2016   0.873           0.853                 61,909
                                                                           2015   0.896           0.873                 64,475
                                                                           2014   0.919           0.896                 83,125
                                                                           2013   0.944           0.919                 82,715
                                                                           2012   0.969           0.944                 79,891
                                                                           2011   0.994           0.969                 82,003
                                                                           2010   1.020           0.994                126,906
                                                                           2009   1.043           1.020                 81,261
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.273           1.208                     --
                                                                           2017   1.222           1.273                     --
                                                                           2016   1.199           1.222                     --
                                                                           2015   1.238           1.199                     --
                                                                           2014   1.217           1.238                     --
                                                                           2013   1.197           1.217                     --
                                                                           2012   1.126           1.197                     --
                                                                           2011   1.119           1.126                     --
                                                                           2010   1.043           1.119                     --
                                                                           2009   0.889           1.043                     --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.351           1.258                     --
                                                                           2017   1.253           1.351                     --
                                                                           2016   1.212           1.253                     --
                                                                           2015   1.257           1.212                     --
                                                                           2014   1.230           1.257                     --
                                                                           2013   1.138           1.230                     --
                                                                           2012   1.048           1.138                     --
                                                                           2011   1.064           1.048                     --
                                                                           2010   0.980           1.064                     --
                                                                           2009   0.813           0.980                     --

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 2018   1.409
                                                                                 2017   1.260
                                                                                 2016   1.208
                                                                                 2015   1.255
                                                                                 2014   1.227
                                                                                 2013   1.067
                                                                                 2012   0.967
                                                                                 2011   1.006
                                                                                 2010   0.913
                                                                                 2009   0.740
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 2018   1.451
                                                                                 2017   1.250
                                                                                 2016   1.186
                                                                                 2015   1.238
                                                                                 2014   1.208
                                                                                 2013   0.997
                                                                                 2012   0.887
                                                                                 2011   0.946
                                                                                 2010   0.846
                                                                                 2009   0.673
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2018   1.781
                                                                                 2017   1.588
                                                                                 2016   1.523
                                                                                 2015   1.524
                                                                                 2014   1.415
                                                                                 2013   1.204
                                                                                 2012   1.100
                                                                                 2011   1.087
                                                                                 2010   1.018
                                                                                 2009   0.883
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   1.758
                                                                                 2017   1.515
                                                                                 2016   1.449
                                                                                 2015   1.452
                                                                                 2014   1.347
                                                                                 2013   1.034
                                                                                 2012   0.941
                                                                                 2011   1.006
                                                                                 2010   0.922
                                                                                 2009   0.717
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.624
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   0.980
                                                                                 2012   0.870
                                                                                 2011   0.953
                                                                                 2010   0.854
                                                                                 2009   0.720
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2018   1.989
                                                                                 2017   1.631
                                                                                 2016   1.590
                                                                                 2015   1.588
                                                                                 2014   1.467
                                                                                 2013   1.136
                                                                                 2012   1.051
                                                                                 2011   1.114
                                                                                 2010   0.993
                                                                                 2009   0.683
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 2011   0.888
                                                                                 2010   0.788
                                                                                 2009   0.615
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 2018   1.911
                                                                                 2017   1.618
                                                                                 2016   1.491
                                                                                 2015   1.516
                                                                                 2014   1.376
                                                                                 2013   1.072
                                                                                 2012   0.954
                                                                                 2011   0.963
                                                                                 2010   0.863
                                                                                 2009   0.706



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)............. 1.289                66,928
                                                                                 1.409                71,118
                                                                                 1.260                75,556
                                                                                 1.208                80,497
                                                                                 1.255                85,270
                                                                                 1.227                    --
                                                                                 1.067                    --
                                                                                 0.967                    --
                                                                                 1.006                    --
                                                                                 0.913                    --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)............. 1.299                67,819
                                                                                 1.451                72,065
                                                                                 1.250                76,562
                                                                                 1.186                81,568
                                                                                 1.238                86,405
                                                                                 1.208                    --
                                                                                 0.997                    --
                                                                                 0.887                    --
                                                                                 0.946                    --
                                                                                 0.846                    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 1.670                32,499
                                                                                 1.781                34,805
                                                                                 1.588                37,370
                                                                                 1.523                40,384
                                                                                 1.524                42,651
                                                                                 1.415                42,651
                                                                                 1.204                42,651
                                                                                 1.100                42,651
                                                                                 1.087                42,651
                                                                                 1.018                42,651
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 1.711                    --
                                                                                 1.758                    --
                                                                                 1.515                    --
                                                                                 1.449                    --
                                                                                 1.452                    --
                                                                                 1.347                 6,305
                                                                                 1.034                 6,617
                                                                                 0.941                 6,976
                                                                                 1.006                10,286
                                                                                 0.922                10,633
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.649                    --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.076                    --
                                                                                 0.980                53,475
                                                                                 0.870                55,894
                                                                                 0.953                55,348
                                                                                 0.854                55,361
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 1.826                    --
                                                                                 1.989                    --
                                                                                 1.631                    --
                                                                                 1.590                    --
                                                                                 1.588                    --
                                                                                 1.467                    --
                                                                                 1.136                    --
                                                                                 1.051                    --
                                                                                 1.114                    --
                                                                                 0.993                    --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)............... 0.959                    --
                                                                                 0.888                20,290
                                                                                 0.788                20,290
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)......................... 1.772                    --
                                                                                 1.911                    --
                                                                                 1.618                    --
                                                                                 1.491                    --
                                                                                 1.516                    --
                                                                                 1.376                    --
                                                                                 1.072                    --
                                                                                 0.954                    --
                                                                                 0.963                    --
                                                                                 0.863                    --

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2018    1.693
                                                                                    2017    1.548
                                                                                    2016    1.458
                                                                                    2015    1.502
                                                                                    2014    1.422
                                                                                    2013    1.229
                                                                                    2012    1.133
                                                                                    2011    1.137
                                                                                    2010    1.062
                                                                                    2009    0.921
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2018    2.416
                                                                                    2017    2.101
                                                                                    2016    1.885
                                                                                    2015    1.938
                                                                                    2014    1.795
                                                                                    2013    1.357
                                                                                    2012    1.194
                                                                                    2011    1.215
                                                                                    2010    1.119
                                                                                    2009    0.951
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2018    2.011
                                                                                    2017    1.783
                                                                                    2016    1.542
                                                                                    2015    1.573
                                                                                    2014    1.615
                                                                                    2013    1.302
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2018    1.654
                                                                                    2017    1.470
                                                                                    2016    1.274
                                                                                    2015    1.303
                                                                                    2014    1.341
                                                                                    2013    1.082
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2018    2.232
                                                                                    2017    1.716
                                                                                    2016    1.735
                                                                                    2015    1.611
                                                                                    2014    1.520
                                                                                    2013    1.124
                                                                                    2012    0.972
                                                                                    2011    1.011
                                                                                    2010    0.889
                                                                                    2009    0.638
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2018    2.508
                                                                                    2017    2.101
                                                                                    2016    1.934
                                                                                    2015    1.937
                                                                                    2014    1.864
                                                                                    2013    1.327
                                                                                    2012    1.175
                                                                                    2011    1.189
                                                                                    2010    0.906
                                                                                    2009    0.671
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................. 2018   26.490
                                                                                    2017   25.119
                                                                                    2016   24.387
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2018    1.089
                                                                                    2017    1.095
                                                                                    2016    1.108
                                                                                    2015    1.129
                                                                                    2014    1.126
                                                                                    2013    1.162
                                                                                    2012    1.152
                                                                                    2011    1.119
                                                                                    2010    1.084
                                                                                    2009    1.065



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................  1.554                 9,222
                                                                                     1.693                 9,288
                                                                                     1.548                10,127
                                                                                     1.458                12,258
                                                                                     1.502               127,410
                                                                                     1.422               131,192
                                                                                     1.229               136,954
                                                                                     1.133               154,378
                                                                                     1.137               180,495
                                                                                     1.062               188,376
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)...................................  2.117                17,175
                                                                                     2.416                17,481
                                                                                     2.101                19,241
                                                                                     1.885                22,008
                                                                                     1.938                41,947
                                                                                     1.795                45,690
                                                                                     1.357                16,066
                                                                                     1.194                17,717
                                                                                     1.215                18,151
                                                                                     1.119                18,005
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).......................  1.828                    --
                                                                                     2.011                    --
                                                                                     1.783                    --
                                                                                     1.542                    --
                                                                                     1.573                    --
                                                                                     1.615                    --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).......................  1.499                18,709
                                                                                     1.654                18,573
                                                                                     1.470                19,168
                                                                                     1.274                19,341
                                                                                     1.303                19,399
                                                                                     1.341                19,315
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................  2.150                    --
                                                                                     2.232                    --
                                                                                     1.716                    --
                                                                                     1.735                    --
                                                                                     1.611                    --
                                                                                     1.520                    --
                                                                                     1.124                    --
                                                                                     0.972                    --
                                                                                     1.011                    --
                                                                                     0.889                    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................  2.278                    --
                                                                                     2.508                    --
                                                                                     2.101                    --
                                                                                     1.934                 3,700
                                                                                     1.937                 3,826
                                                                                     1.864                 6,328
                                                                                     1.327                 9,413
                                                                                     1.175                 9,587
                                                                                     1.189                25,362
                                                                                     0.906                28,419
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).................................................................. 24.826                   595
                                                                                    26.490                   588
                                                                                    25.119                   625
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).......  1.073                 4,540
                                                                                     1.089                 4,472
                                                                                     1.095                 3,714
                                                                                     1.108                 3,750
                                                                                     1.129                 3,725
                                                                                     1.126                 3,498
                                                                                     1.162                 2,786
                                                                                     1.152                 2,632
                                                                                     1.119                 2,732
                                                                                     1.084                 6,304

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2018   2.369
                                                                                      2017   2.000
                                                                                      2016   1.905
                                                                                      2015   1.947
                                                                                      2014   1.790
                                                                                      2013   1.403
                                                                                      2012   1.240
                                                                                      2011   1.309
                                                                                      2010   1.149
                                                                                      2009   0.871
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.376
                                                                                      2017   1.975
                                                                                      2016   1.974
                                                                                      2015   2.006
                                                                                      2014   1.860
                                                                                      2013   1.381
                                                                                      2012   1.159
                                                                                      2011   1.224
                                                                                      2010   1.065
                                                                                      2009   0.805
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   2.833
                                                                                      2017   2.412
                                                                                      2016   2.212
                                                                                      2015   2.308
                                                                                      2014   2.234
                                                                                      2013   1.687
                                                                                      2012   1.512
                                                                                      2011   1.741
                                                                                      2010   1.389
                                                                                      2009   1.020
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   1.521
                                                                                      2017   1.338
                                                                                      2016   1.281
                                                                                      2015   1.406
                                                                                      2014   1.624
                                                                                      2013   1.355
                                                                                      2012   1.177
                                                                                      2011   1.351
                                                                                      2010   1.279
                                                                                      2009   0.958
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.181
                                                                                      2009   0.964
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.439
                                                                                      2010   1.187
                                                                                      2009   0.777
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   2.312
                                                                                      2017   2.040
                                                                                      2016   2.069
                                                                                      2015   2.161
                                                                                      2014   1.842
                                                                                      2013   1.279
                                                                                      2012   1.106
                                                                                      2011   1.108
                                                                                      2010   0.910
                                                                                      2009   0.694
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.417
                                                                                      2013   1.100
                                                                                      2012   0.982
                                                                                      2011   1.075
                                                                                      2010   0.946
                                                                                      2009   0.750



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)...................... 2.155                  7,913
                                                                                      2.369                  8,439
                                                                                      2.000                  8,694
                                                                                      1.905                 16,773
                                                                                      1.947                 20,339
                                                                                      1.790                 20,922
                                                                                      1.403                 31,780
                                                                                      1.240                 32,761
                                                                                      1.309                 48,966
                                                                                      1.149                 48,169
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2.195                     --
                                                                                      2.376                     --
                                                                                      1.975                     --
                                                                                      1.974                     --
                                                                                      2.006                     --
                                                                                      1.860                     --
                                                                                      1.381                     --
                                                                                      1.159                     --
                                                                                      1.224                     --
                                                                                      1.065                     --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2.352                 11,671
                                                                                      2.833                 12,200
                                                                                      2.412                 12,752
                                                                                      2.212                 12,765
                                                                                      2.308                 31,928
                                                                                      2.234                 32,897
                                                                                      1.687                 37,296
                                                                                      1.512                 36,027
                                                                                      1.741                 41,179
                                                                                      1.389                 49,245
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 1.253                  5,076
                                                                                      1.521                  5,076
                                                                                      1.338                  5,471
                                                                                      1.281                  5,473
                                                                                      1.406                 28,656
                                                                                      1.624                114,676
                                                                                      1.355                118,023
                                                                                      1.177                125,466
                                                                                      1.351                122,966
                                                                                      1.279                120,080
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 1.193                     --
                                                                                      1.181                     --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 1.536                     --
                                                                                      1.439                     --
                                                                                      1.187                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2.064                     --
                                                                                      2.312                     --
                                                                                      2.040                     --
                                                                                      2.069                     --
                                                                                      2.161                     --
                                                                                      1.842                     --
                                                                                      1.279                     --
                                                                                      1.106                     --
                                                                                      1.108                     --
                                                                                      0.910                     --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 1.420                     --
                                                                                      1.417                    653
                                                                                      1.100                    655
                                                                                      0.982                    657
                                                                                      1.075                    659
                                                                                      0.946                    745

                PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2018   2.146
                                                                                 2017   1.843
                                                                                 2016   1.723
                                                                                 2015   1.740
                                                                                 2014   1.609
                                                                                 2013   1.270
                                                                                 2012   1.125
                                                                                 2011   1.125
                                                                                 2010   1.025
                                                                                 2009   0.862
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.225
                                                                                 2017   1.816
                                                                                 2016   1.735
                                                                                 2015   1.622
                                                                                 2014   1.460
                                                                                 2013   1.087
                                                                                 2012   0.927
                                                                                 2011   0.958
                                                                                 2010   0.895
                                                                                 2009   0.645
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.012
                                                                                 2017   1.798
                                                                                 2016   1.633
                                                                                 2015   1.726
                                                                                 2014   1.585
                                                                                 2013   1.229
                                                                                 2012   1.083
                                                                                 2011   1.059
                                                                                 2010   0.993
                                                                                 2009   0.819
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   2.668
                                                                                 2017   2.203
                                                                                 2016   2.137
                                                                                 2015   2.294
                                                                                 2014   2.262
                                                                                 2013   1.579
                                                                                 2012   1.357
                                                                                 2011   1.374
                                                                                 2010   1.126
                                                                                 2009   0.810
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.758
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.930
                                                                                 2010   0.875
                                                                                 2009   0.764
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.139
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.434
                                                                                 2013   1.240
                                                                                 2012   1.150
                                                                                 2011   1.180
                                                                                 2010   1.080
                                                                                 2009   0.902
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.771
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.689



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2.055                    --
                                                                                 2.146                    --
                                                                                 1.843                    --
                                                                                 1.723                    --
                                                                                 1.740                    --
                                                                                 1.609                    --
                                                                                 1.270                    --
                                                                                 1.125                    --
                                                                                 1.125                    --
                                                                                 1.025                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2.168                    --
                                                                                 2.225                    --
                                                                                 1.816                    --
                                                                                 1.735                    --
                                                                                 1.622                    --
                                                                                 1.460                    --
                                                                                 1.087                    --
                                                                                 0.927                    --
                                                                                 0.958                    --
                                                                                 0.895                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 1.786                 7,196
                                                                                 2.012                 7,547
                                                                                 1.798                 7,412
                                                                                 1.633                 7,472
                                                                                 1.726                 7,417
                                                                                 1.585                 7,985
                                                                                 1.229                 8,057
                                                                                 1.083                 8,521
                                                                                 1.059                 9,058
                                                                                 0.993                 8,475
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2.688                    --
                                                                                 2.668                    --
                                                                                 2.203                    --
                                                                                 2.137                 7,012
                                                                                 2.294                 6,767
                                                                                 2.262                 7,151
                                                                                 1.579                 7,290
                                                                                 1.357                 7,421
                                                                                 1.374                15,582
                                                                                 1.126                15,354
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 0.735                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 0.916                    --
                                                                                 0.930                    --
                                                                                 0.875                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 1.173                    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 1.528                    --
                                                                                 1.434                    --
                                                                                 1.240                    --
                                                                                 1.150                    --
                                                                                 1.180                    --
                                                                                 1.080                    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 0.745                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 0.703                    --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 29, 2019 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


BLIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 29, 2019

                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


The following information should be read in connection with the information presented on the first page of your prospectus.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Managed Volatility Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     T. Rowe Price Mid Cap Growth Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Ultra-Short Term Bond Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Frontier Mid Cap Growth Portfolio -- Class B
     Jennison Growth Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class E
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class E
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E

DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
     DWS Government & Agency Securities VIP
     DWS Small Mid Cap Value VIP

THE ALGER PORTFOLIOS -- CLASS S
     Alger Capital Appreciation Portfolio
THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC. -- SERVICE SHARES

     The Dreyfus Sustainable U.S. Equity Portfolio, Inc.


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2019. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.40%              1.55%             1.75%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.75%              1.90%             2.10%
Optional GMAB Charge................................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge.........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED...........................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED......................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.00%              2.15%             2.35%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.53%       1.28%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --           0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.89%       --           0.10%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%          0.10%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................    0.35%     0.25%          0.04%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................    0.46%     0.25%          0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............    0.70%     0.25%          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.14%     0.01%             1.13%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class B........   --             0.94%       --              0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.10%             0.90%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.05%             0.79%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --              1.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.68%       --              0.68%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class B............................   --             0.64%     0.03%             0.61%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.62%            0.93%       --              0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.63%            0.93%       --              0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.65%            0.96%       --              0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class B............................   --             0.78%       --              0.78%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class B..............   --             0.97%     0.11%             0.86%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................    0.71%     0.25%            0.04%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.03%
 MFS(R) Total Return Portfolio -- Class B........    0.56%     0.25%            0.06%
 MFS(R) Value Portfolio -- Class E...............    0.61%     0.15%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%     0.25%            0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%     0.15%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............    0.57%     0.15%            0.03%
DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP............................................    0.45%     0.25%            0.58%
 DWS Small Mid Cap Value VIP.....................    0.65%     0.25%            0.34%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%       --             0.40%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................    0.60%     0.25%            0.14%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Frontier Mid Cap Growth Portfolio --
  Class B........................................      --          1.00%     0.02%             0.98%
 Jennison Growth Portfolio -- Class B............      --          0.87%     0.08%             0.79%
 MetLife Stock Index Portfolio -- Class B........      --          0.53%     0.01%             0.52%
 MFS(R) Total Return Portfolio -- Class B........      --          0.87%       --              0.87%
 MFS(R) Value Portfolio -- Class E...............      --          0.78%     0.06%             0.72%
 Neuberger Berman Genesis Portfolio --
  Class B........................................      --          1.10%     0.01%             1.09%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................      --          0.77%     0.05%             0.72%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E.............      --          0.75%     0.06%             0.69%
DEUTSCHE DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP............................................      --          1.28%     0.40%             0.88%
 DWS Small Mid Cap Value VIP.....................      --          1.24%     0.03%             1.21%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............      --          1.21%       --              1.21%
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
 The Dreyfus Sustainable U.S. Equity
  Portfolio, Inc.................................      --          0.99%     0.04%             0.95%



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund   Seeks both capital appreciation and      Invesco Advisers, Inc.
                                       current income while managing
                                       portfolio volatility.
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --      Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class B                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class B                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 40        Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class B                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --       Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class E      Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Western Asset Management Strategic     Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company
DEUTSCHE DWS VARIABLE SERIES II --
 CLASS B
DWS Government & Agency                Seeks high current income consistent     DWS Investment Management
 Securities VIP                        with preservation of capital.            Americas, Inc.
DWS Small Mid Cap Value VIP            Seeks long-term capital appreciation.    Deutsche Investment Management
                                                                                Americas Inc.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio   Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SUSTAINABLE U.S. EQUITY
 PORTFOLIO, INC. -- SERVICE SHARES
The Dreyfus Sustainable U.S. Equity    Seeks long-term capital appreciation.    The Dreyfus Corporation
 Portfolio, Inc.                                                                Subadviser: Newton Investment
                                                                                Management (North America)
                                                                                Limited


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS



RESTRICTIONS ON FREQUENT TRANSFERS.We monitor transfer activity in the following "Monitored Funds" for purposes of imposing our restrictions on frequent transfers.


BlackRock High Yield Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     DWS Small Mid Cap Value VIP

     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code of 1986, as amended ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect You and your Contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Code governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


If the Contract has been submitted to the IRS for review, such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Generally, You must begin receiving Required Minimum Distribution ("RMD") amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:

(a) the calendar year in which You reach age 70 1/2, or

(b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which you attain age 70 1/2 even if You have not retired, taking your first distribution no later than by April 1 of the year after You reach age 70 1/2.

If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. . RMD amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the Required Beginning Date.

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2, if your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.

Regardless of whether You die before or after your Required Beginning Date, the following will be applicable:

RMDs are required to be distributed from a Roth IRA after your death; and

If Your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own..

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 in 2019, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $56,000 or 25% of pay for each participant in 2019.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution be made after age 59 1/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.



TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it;

   o Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit plan.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY



Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is an indirectly wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



CYBERSECURITY



Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Variable Funding Options; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Variable Funding Options invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Variable Funding Options will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Funding Options invest.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
 FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN/TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.995
                                                                                       2017   2.751
                                                                                       2016   2.526
                                                                                       2015   2.622
                                                                                       2014   2.208
                                                                                       2013   2.025
                                                                                       2012   1.985
                                                                                       2011   1.731
                                                                                       2010   1.654
                                                                                       2009   1.462
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   4.112
                                                                                       2017   3.195
                                                                                       2016   3.237
                                                                                       2015   3.104
                                                                                       2014   2.779
                                                                                       2013   2.094
                                                                                       2012   1.804
                                                                                       2011   1.844
                                                                                       2010   1.648
                                                                                       2009   1.111
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.291
                                                                                       2017   2.160
                                                                                       2016   1.924
                                                                                       2015   2.037
                                                                                       2014   2.003
                                                                                       2013   1.860
                                                                                       2012   1.621
                                                                                       2011   1.609
                                                                                       2010   1.411
                                                                                       2009   0.977
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   3.029
                                                                                       2017   2.392
                                                                                       2016   2.172
                                                                                       2015   2.555
                                                                                       2014   2.768
                                                                                       2013   2.953
                                                                                       2012   2.518
                                                                                       2011   3.135
                                                                                       2010   2.568
                                                                                       2009   1.541
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.527
                                                                                       2013   1.299
                                                                                       2012   1.158
                                                                                       2011   1.196
                                                                                       2010   1.070
                                                                                       2009   0.889



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2.624                  41,970
                                                                                       2.995                  55,481
                                                                                       2.751                  78,655
                                                                                       2.526                  80,185
                                                                                       2.622                 120,931
                                                                                       2.208                 116,296
                                                                                       2.025                 147,041
                                                                                       1.985                 169,093
                                                                                       1.731                 178,318
                                                                                       1.654                 292,056
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 4.034                 198,395
                                                                                       4.112                 219,728
                                                                                       3.195                 232,274
                                                                                       3.237                 263,968
                                                                                       3.104                 269,485
                                                                                       2.779                 294,206
                                                                                       2.094                 373,922
                                                                                       1.804                 825,397
                                                                                       1.844                 395,156
                                                                                       1.648                 444,203
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2.191               1,047,961
                                                                                       2.291               1,373,260
                                                                                       2.160               1,762,691
                                                                                       1.924               1,756,880
                                                                                       2.037               2,321,265
                                                                                       2.003               4,062,753
                                                                                       1.860               5,519,026
                                                                                       1.621               6,792,409
                                                                                       1.609               8,016,351
                                                                                       1.411               1,458,169
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.567                 158,770
                                                                                       3.029                 169,391
                                                                                       2.392                 183,667
                                                                                       2.172                 227,066
                                                                                       2.555                 268,974
                                                                                       2.768                 299,624
                                                                                       2.953                 346,111
                                                                                       2.518                 478,917
                                                                                       3.135                 553,321
                                                                                       2.568                 562,616
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.528                      --
                                                                                       1.527               1,809,423
                                                                                       1.299               2,094,566
                                                                                       1.158               2,583,533
                                                                                       1.196               2,769,123
                                                                                       1.070               3,003,997

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)................ 2014   1.646           1.639                      --
                                                                         2013   1.328           1.646               1,181,112
                                                                         2012   1.165           1.328               1,699,093
                                                                         2011   1.231           1.165               2,210,022
                                                                         2010   1.083           1.231               2,320,427
                                                                         2009   0.880           1.083               2,345,492
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09).............. 2014   1.507           1.513                      --
                                                                         2013   1.340           1.507                 960,929
                                                                         2012   1.211           1.340               1,173,349
                                                                         2011   1.231           1.211               1,369,639
                                                                         2010   1.113           1.231               1,554,947
                                                                         2009   0.940           1.113               1,863,308
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)........ 2018   2.428           2.056                 465,313
                                                                         2017   1.924           2.428                 477,139
                                                                         2016   1.972           1.924                 534,835
                                                                         2015   2.039           1.972                 604,898
                                                                         2014   2.225           2.039                 825,891
                                                                         2013   1.895           2.225               1,304,709
                                                                         2012   1.649           1.895               1,599,937
                                                                         2011   1.876           1.649               1,791,610
                                                                         2010   1.710           1.876               1,929,042
                                                                         2009   1.320           1.710               2,172,868
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   1.078           1.168                      --
                                                                         2012   1.040           1.078               3,042,023
                                                                         2011   1.115           1.040               3,337,591
                                                                         2010   0.922           1.115               3,716,664
                                                                         2009   0.685           0.922               3,990,754
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2018   2.823           2.414                 185,658
                                                                         2017   2.097           2.823                 215,104
                                                                         2016   2.125           2.097                 223,983
                                                                         2015   2.076           2.125                 274,826
                                                                         2014   2.065           2.076                 319,903
                                                                         2013   1.650           2.065                 235,109
                                                                         2012   1.383           1.650                 336,172
                                                                         2011   1.533           1.383                 421,870
                                                                         2010   1.418           1.533                 466,355
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2016   1.632           1.671                      --
                                                                         2015   1.682           1.632               3,843,595
                                                                         2014   1.635           1.682               4,712,750
                                                                         2013   1.638           1.635               6,289,123
                                                                         2012   1.493           1.638               7,794,736
                                                                         2011   1.465           1.493               8,520,374
                                                                         2010   1.328           1.465               9,951,087
                                                                         2009   1.016           1.328              10,244,403
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.391           1.454                      --
                                                                         2012   1.256           1.391                 158,354
                                                                         2011   1.417           1.256                 463,765
                                                                         2010   1.202           1.417                 410,054
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2018   1.872           1.674                 925,346
                                                                         2017   1.626           1.872               1,097,252
                                                                         2016   1.424           1.626               1,354,691
                                                                         2015   1.500           1.424               1,979,055
                                                                         2014   1.345           1.500               2,426,569
                                                                         2013   1.021           1.345               2,784,433
                                                                         2012   0.879           1.021               3,067,172
                                                                         2011   0.930           0.879               3,379,873
                                                                         2010   0.807           0.930               3,883,900
                                                                         2009   0.693           0.807               3,903,637
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2018   3.574           3.442                 109,672
                                                                         2017   2.910           3.574                 103,408
                                                                         2016   2.782           2.910                 103,123
                                                                         2015   2.649           2.782                 106,747
                                                                         2014   2.386           2.649                  96,345
                                                                         2013   1.774           2.386                 171,700
                                                                         2012   1.585           1.774                 254,985
                                                                         2011   1.637           1.585                 262,458
                                                                         2010   1.302           1.637                 266,108
                                                                         2009   0.909           1.302                 314,489

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.633
                                                                                 2012   1.565
                                                                                 2011   1.717
                                                                                 2010   1.371
                                                                                 2009   0.947
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2018   1.293
                                                                                 2017   1.264
                                                                                 2016   1.248
                                                                                 2015   1.263
                                                                                 2014   1.201
                                                                                 2013   1.233
                                                                                 2012   1.167
                                                                                 2011   1.115
                                                                                 2010   1.048
                                                                                 2009   0.975
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 2018   1.660
                                                                                 2017   1.676
                                                                                 2016   1.700
                                                                                 2015   1.726
                                                                                 2014   1.753
                                                                                 2013   1.781
                                                                                 2012   1.809
                                                                                 2011   1.837
                                                                                 2010   1.866
                                                                                 2009   1.890
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2018   1.527
                                                                                 2017   1.402
                                                                                 2016   1.342
                                                                                 2015   1.378
                                                                                 2014   1.341
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2018   1.593
                                                                                 2017   1.410
                                                                                 2016   1.337
                                                                                 2015   1.375
                                                                                 2014   1.329
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2018   1.640
                                                                                 2017   1.398
                                                                                 2016   1.313
                                                                                 2015   1.356
                                                                                 2014   1.303
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2018   2.078
                                                                                 2017   1.838
                                                                                 2016   1.748
                                                                                 2015   1.736
                                                                                 2014   1.599
                                                                                 2013   1.350
                                                                                 2012   1.223
                                                                                 2011   1.199
                                                                                 2010   1.114
                                                                                 2009   0.967
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2018   2.480
                                                                                 2017   2.120
                                                                                 2016   2.011
                                                                                 2015   2.000
                                                                                 2014   1.840
                                                                                 2013   1.402
                                                                                 2012   1.264
                                                                                 2011   1.341
                                                                                 2010   1.219
                                                                                 2009   0.941
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   1.406
                                                                                 2012   1.237
                                                                                 2011   1.342
                                                                                 2010   1.192
                                                                                 2009   0.997



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.761                      --
                                                                                 1.633                 223,484
                                                                                 1.565                 185,661
                                                                                 1.717                 192,438
                                                                                 1.371                 228,925
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.265                 443,085
                                                                                 1.293                 623,020
                                                                                 1.264                 626,558
                                                                                 1.248                 663,381
                                                                                 1.263                 776,524
                                                                                 1.201               1,151,067
                                                                                 1.233               1,593,906
                                                                                 1.167               1,698,837
                                                                                 1.115               1,784,882
                                                                                 1.048               1,894,517
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 1.660                 212,657
                                                                                 1.660                 223,007
                                                                                 1.676                 260,203
                                                                                 1.700                 270,184
                                                                                 1.726                 483,024
                                                                                 1.753                 682,552
                                                                                 1.781               1,146,206
                                                                                 1.809               1,132,259
                                                                                 1.837               1,027,274
                                                                                 1.866               1,256,521
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.437               1,600,301
                                                                                 1.527               1,932,784
                                                                                 1.402               2,929,766
                                                                                 1.342               2,710,263
                                                                                 1.378               2,381,861
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.472               3,753,689
                                                                                 1.593               4,393,347
                                                                                 1.410               4,817,959
                                                                                 1.337               6,260,332
                                                                                 1.375               6,884,412
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.484               3,782,598
                                                                                 1.640               4,763,215
                                                                                 1.398               5,370,589
                                                                                 1.313               6,355,151
                                                                                 1.356               6,363,655
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 1.964                 176,531
                                                                                 2.078                 230,081
                                                                                 1.838                 245,463
                                                                                 1.748                 263,960
                                                                                 1.736                 269,996
                                                                                 1.599                 323,851
                                                                                 1.350                 419,917
                                                                                 1.223                 441,234
                                                                                 1.199                 527,005
                                                                                 1.114                 613,820
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2.433                 810,316
                                                                                 2.480                 912,093
                                                                                 2.120               1,173,924
                                                                                 2.011                 293,572
                                                                                 2.000                 491,310
                                                                                 1.840                 748,644
                                                                                 1.402                 894,551
                                                                                 1.264                 967,837
                                                                                 1.341               1,942,307
                                                                                 1.219               2,412,889
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.547                      --
                                                                                 1.406                 569,228
                                                                                 1.237                 614,163
                                                                                 1.342                 645,546
                                                                                 1.192                 753,043

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2018   2.966           2.748                  36,787
                                                                          2017   2.411           2.966                  51,324
                                                                          2016   2.329           2.411                  40,656
                                                                          2015   2.305           2.329                  63,548
                                                                          2014   2.111           2.305                 179,473
                                                                          2013   1.773           2.111                 193,622
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   2.004           1.975               1,501,959
                                                                          2017   1.485           2.004               1,605,948
                                                                          2016   1.511           1.485               1,806,471
                                                                          2015   1.388           1.511               2,139,186
                                                                          2014   1.230           1.388               2,861,766
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.175           2.038               1,230,603
                                                                          2017   1.822           2.175               1,421,685
                                                                          2016   1.661           1.822               1,700,152
                                                                          2015   1.672           1.661               2,182,657
                                                                          2014   1.501           1.672               1,661,831
                                                                          2013   1.158           1.501               2,134,490
                                                                          2012   1.019           1.158               2,729,010
                                                                          2011   1.018           1.019               3,021,676
                                                                          2010   0.903           1.018               3,640,795
                                                                          2009   0.728           0.903               3,685,979
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.108           2.032                      --
                                                                          2017   1.994           2.108                 849,143
                                                                          2016   1.715           1.994                 908,453
                                                                          2015   1.857           1.715                 998,821
                                                                          2014   1.719           1.857               1,310,820
                                                                          2013   1.325           1.719               1,601,217
                                                                          2012   1.181           1.325               1,833,245
                                                                          2011   1.175           1.181               1,948,062
                                                                          2010   1.096           1.175               2,087,367
                                                                          2009   1.002           1.096               2,324,527
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2018   1.689           1.566                 673,209
                                                                          2017   1.529           1.689                 742,589
                                                                          2016   1.426           1.529                 837,780
                                                                          2015   1.454           1.426                 981,638
                                                                          2014   1.363           1.454               1,388,954
                                                                          2013   1.166           1.363               1,958,493
                                                                          2012   1.064           1.166               2,414,691
                                                                          2011   1.058           1.064               2,485,648
                                                                          2010   0.978           1.058               2,690,661
                                                                          2009   0.840           0.978               2,944,278
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2018   2.996           2.649                 866,231
                                                                          2017   2.583           2.996                 356,992
                                                                          2016   2.297           2.583                 412,297
                                                                          2015   2.339           2.297                 478,994
                                                                          2014   2.148           2.339                 614,060
                                                                          2013   1.608           2.148                 813,351
                                                                          2012   1.403           1.608                 430,829
                                                                          2011   1.414           1.403                 489,371
                                                                          2010   1.291           1.414                 530,988
                                                                          2009   1.086           1.291                 560,276
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.888           1.729                 746,163
                                                                          2017   1.660           1.888                 874,018
                                                                          2016   1.424           1.660                 988,487
                                                                          2015   1.441           1.424               1,186,325
                                                                          2014   1.468           1.441               1,742,472
                                                                          2013   1.177           1.468               2,660,872
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.206           1.647                 668,474
                                                                          2012   1.032           1.206                 774,871
                                                                          2011   1.062           1.032                 816,568
                                                                          2010   0.924           1.062               1,010,584
                                                                          2009   0.656           0.924               1,247,569
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.837           2.764                 249,291
                                                                          2017   2.156           2.837                 259,925
                                                                          2016   2.155           2.156                 259,286
                                                                          2015   1.978           2.155                 269,589
                                                                          2014   1.844           1.978                 294,863
                                                                          2013   1.461           1.844                 448,394

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2018    3.297
                                                                                     2017    2.733
                                                                                     2016    2.489
                                                                                     2015    2.467
                                                                                     2014    2.350
                                                                                     2013    1.655
                                                                                     2012    1.451
                                                                                     2011    1.452
                                                                                     2010    1.095
                                                                                     2009    0.802
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 2018   32.676
                                                                                     2017   30.731
                                                                                     2016   29.632
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)....................... 2009    0.911
 Credit Suisse International Equity Flex III Subaccount (12/09)..................... 2012    1.090
                                                                                     2011    1.307
                                                                                     2010    1.183
                                                                                     2009    1.179
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................ 2014    1.968
                                                                                     2013    1.490
                                                                                     2012    1.309
                                                                                     2011    1.396
                                                                                     2010    1.218
                                                                                     2009    0.978
 Deutsche Global Opportunities Subaccount (Class B) (7/03).......................... 2010    1.625
                                                                                     2009    1.118
 Deutsche Health Care VIP Subaccount (Class B) (6/03)............................... 2011    1.427
                                                                                     2010    1.346
                                                                                     2009    1.122
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)....................... 2009    0.913
 Deutsche Global Growth Subaccount (Class B) (8/03)................................. 2014    2.018
                                                                                     2013    1.685
                                                                                     2012    1.449
                                                                                     2011    1.724
                                                                                     2010    1.546
                                                                                     2009    1.097
 Deutsche Growth Allocation Subaccount (Class B) (9/04)............................. 2009    0.851
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)........................... 2009    0.864
 Deutsche Technology Subaccount (Class B) (7/03).................................... 2010    1.139
                                                                                     2009    0.724
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)................. 2018    1.260
                                                                                     2017    1.263
                                                                                     2016    1.273
                                                                                     2015    1.298
                                                                                     2014    1.256
                                                                                     2013    1.318
                                                                                     2012    1.306
                                                                                     2011    1.238
                                                                                     2010    1.184
                                                                                     2009    1.116
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................ 2018    3.510
                                                                                     2017    3.237
                                                                                     2016    2.823
                                                                                     2015    2.931
                                                                                     2014    2.833
                                                                                     2013    2.136
                                                                                     2012    1.914
                                                                                     2011    2.075
                                                                                     2010    1.718
                                                                                     2009    1.350



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)..................  3.026                434,911
                                                                                      3.297                511,282
                                                                                      2.733                550,477
                                                                                      2.489                703,047
                                                                                      2.467              1,047,116
                                                                                      2.350              1,307,390
                                                                                      1.655              1,496,390
                                                                                      1.451              1,628,742
                                                                                      1.452              1,597,420
                                                                                      1.095              1,727,989
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 30.911                131,543
                                                                                     32.676                147,190
                                                                                     30.731                181,132
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......................  1.171                     --
 Credit Suisse International Equity Flex III Subaccount (12/09).....................  1.089                     --
                                                                                      1.090                     --
                                                                                      1.307                114,924
                                                                                      1.183                141,369
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................  1.906                     --
                                                                                      1.968                958,933
                                                                                      1.490              1,068,575
                                                                                      1.309              1,143,843
                                                                                      1.396              1,057,133
                                                                                      1.218              1,267,287
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..........................  1.743                     --
                                                                                      1.625                452,615
 Deutsche Health Care VIP Subaccount (Class B) (6/03)...............................  1.604                     --
                                                                                      1.427                197,643
                                                                                      1.346                333,018
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......................  0.921                     --
 Deutsche Global Growth Subaccount (Class B) (8/03).................................  1.998                     --
                                                                                      2.018                237,769
                                                                                      1.685                257,105
                                                                                      1.449                276,182
                                                                                      1.724                303,841
                                                                                      1.546                401,792
 Deutsche Growth Allocation Subaccount (Class B) (9/04).............................  0.853                     --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...........................  0.868                     --
 Deutsche Technology Subaccount (Class B) (7/03)....................................  1.179                     --
                                                                                      1.139                525,079
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03).................  1.243                148,238
                                                                                      1.260                159,994
                                                                                      1.263                163,050
                                                                                      1.273                178,991
                                                                                      1.298                222,588
                                                                                      1.256                351,149
                                                                                      1.318                647,067
                                                                                      1.306                652,032
                                                                                      1.238                777,085
                                                                                      1.184                936,747
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................  2.892                169,573
                                                                                      3.510                170,924
                                                                                      3.237                189,541
                                                                                      2.823                230,803
                                                                                      2.931                436,323
                                                                                      2.833                546,061
                                                                                      2.136                597,823
                                                                                      1.914                709,430
                                                                                      2.075                740,237
                                                                                      1.718                956,525

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.427
                                                                               2017   2.142
                                                                               2016   1.977
                                                                               2015   2.078
                                                                               2014   1.866
                                                                               2013   1.414
                                                                               2012   1.286
                                                                               2011   1.298
                                                                               2010   1.151
                                                                               2009   0.876



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2.278                    --
                                                                               2.427                   283
                                                                               2.142                 1,081
                                                                               1.977                 1,887
                                                                               2.078                54,594
                                                                               1.866                56,181
                                                                               1.414                57,094
                                                                               1.286                57,256
                                                                               1.298                57,633
                                                                               1.151                57,693





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   1.918
                                                                                       2017   1.783
                                                                                       2016   1.657
                                                                                       2015   1.741
                                                                                       2014   1.484
                                                                                       2013   1.377
                                                                                       2012   1.367
                                                                                       2011   1.206
                                                                                       2010   1.166
                                                                                       2009   1.043
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.013
                                                                                       2017   2.369
                                                                                       2016   2.430
                                                                                       2015   2.358
                                                                                       2014   2.136
                                                                                       2013   1.629
                                                                                       2012   1.421
                                                                                       2011   1.469
                                                                                       2010   1.329
                                                                                       2009   0.907
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.605
                                                                                       2017   1.531
                                                                                       2016   1.381
                                                                                       2015   1.479
                                                                                       2014   1.472
                                                                                       2013   1.384
                                                                                       2012   1.221
                                                                                       2011   1.226
                                                                                       2010   1.088
                                                                                       2009   0.763
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.553
                                                                                       2017   1.241
                                                                                       2016   1.141
                                                                                       2015   1.358
                                                                                       2014   1.489
                                                                                       2013   1.607
                                                                                       2012   1.387
                                                                                       2011   1.748
                                                                                       2010   1.449
                                                                                       2009   0.880
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.273
                                                                                       2013   1.095
                                                                                       2012   0.988
                                                                                       2011   1.033
                                                                                       2010   0.935
                                                                                       2009   0.784



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 1.661                    --
                                                                                       1.918                    --
                                                                                       1.783                    --
                                                                                       1.657                    --
                                                                                       1.741                    --
                                                                                       1.484                    --
                                                                                       1.377                    --
                                                                                       1.367                    --
                                                                                       1.206                    --
                                                                                       1.166                    --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2.920                    --
                                                                                       3.013                    --
                                                                                       2.369                    --
                                                                                       2.430                    --
                                                                                       2.358                    --
                                                                                       2.136                    --
                                                                                       1.629                    --
                                                                                       1.421                    --
                                                                                       1.469                    --
                                                                                       1.329                    --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 1.517                61,972
                                                                                       1.605                65,848
                                                                                       1.531                68,544
                                                                                       1.381                68,544
                                                                                       1.479                72,708
                                                                                       1.472                84,873
                                                                                       1.384                90,386
                                                                                       1.221                90,386
                                                                                       1.226                96,603
                                                                                       1.088                    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.300                    --
                                                                                       1.553                    --
                                                                                       1.241                    --
                                                                                       1.141                    --
                                                                                       1.358                    --
                                                                                       1.489                    --
                                                                                       1.607                    --
                                                                                       1.387                    --
                                                                                       1.748                    --
                                                                                       1.449                    --
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 1.269                    --
                                                                                       1.273                    --
                                                                                       1.095                    --
                                                                                       0.988                    --
                                                                                       1.033                    --
                                                                                       0.935                    --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)................ 2014   1.351           1.339                    --
                                                                         2013   1.102           1.351                    --
                                                                         2012   0.979           1.102                    --
                                                                         2011   1.047           0.979                    --
                                                                         2010   0.932           1.047                    --
                                                                         2009   0.763           0.932                    --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09).............. 2014   1.274           1.274                    --
                                                                         2013   1.146           1.274                    --
                                                                         2012   1.048           1.146                    --
                                                                         2011   1.079           1.048                    --
                                                                         2010   0.987           1.079                    --
                                                                         2009   0.840           0.987                    --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/08)........ 2018   1.403           1.174                    --
                                                                         2017   1.125           1.403                    --
                                                                         2016   1.167           1.125                    --
                                                                         2015   1.221           1.167                    --
                                                                         2014   1.349           1.221                    --
                                                                         2013   1.162           1.349                    --
                                                                         2012   1.024           1.162                    --
                                                                         2011   1.179           1.024                    --
                                                                         2010   1.088           1.179                    --
                                                                         2009   0.850           1.088                    --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08).......................... 2013   0.984           1.062                    --
                                                                         2012   0.961           0.984                    --
                                                                         2011   1.043           0.961                    --
                                                                         2010   0.872           1.043                    --
                                                                         2009   0.656           0.872                    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)............ 2018   1.931           1.632                    --
                                                                         2017   1.452           1.931                    --
                                                                         2016   1.489           1.452                    --
                                                                         2015   1.472           1.489                    --
                                                                         2014   1.482           1.472                    --
                                                                         2013   1.198           1.482                    --
                                                                         2012   1.016           1.198                    --
                                                                         2011   1.141           1.016                    --
                                                                         2010   1.063           1.141                    --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08)............. 2016   1.348           1.375                    --
                                                                         2015   1.406           1.348                63,070
                                                                         2014   1.384           1.406                63,084
                                                                         2013   1.402           1.384                    --
                                                                         2012   1.294           1.402                    --
                                                                         2011   1.285           1.294                    --
                                                                         2010   1.179           1.285                    --
                                                                         2009   0.913           1.179                    --
 BHFTI RCM Technology Subaccount (Class E) (5/10)....................... 2013   1.082           1.127                    --
                                                                         2012   0.989           1.082                    --
                                                                         2011   1.130           0.989                    --
                                                                         2010   0.966           1.130                    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)........ 2018   1.627           1.438                    --
                                                                         2017   1.430           1.627                    --
                                                                         2016   1.268           1.430                    --
                                                                         2015   1.352           1.268                    --
                                                                         2014   1.227           1.352                    --
                                                                         2013   0.942           1.227                    --
                                                                         2012   0.821           0.942                    --
                                                                         2011   0.879           0.821                    --
                                                                         2010   0.772           0.879                    --
                                                                         2009   0.671           0.772                    --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08)......... 2018   2.548           2.424                    --
                                                                         2017   2.099           2.548                    --
                                                                         2016   2.032           2.099                    --
                                                                         2015   1.958           2.032                    --
                                                                         2014   1.784           1.958                    --
                                                                         2013   1.343           1.784                    --
                                                                         2012   1.214           1.343                    --
                                                                         2011   1.269           1.214                    --
                                                                         2010   1.022           1.269                    --
                                                                         2009   0.722           1.022                    --

                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.124
                                                                                 2012   1.090
                                                                                 2011   1.211
                                                                                 2010   0.979
                                                                                 2009   0.684
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 2018   1.080
                                                                                 2017   1.069
                                                                                 2016   1.068
                                                                                 2015   1.094
                                                                                 2014   1.053
                                                                                 2013   1.093
                                                                                 2012   1.047
                                                                                 2011   1.013
                                                                                 2010   0.963
                                                                                 2009   0.907
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 2018   0.987
                                                                                 2017   1.008
                                                                                 2016   1.035
                                                                                 2015   1.064
                                                                                 2014   1.093
                                                                                 2013   1.124
                                                                                 2012   1.155
                                                                                 2011   1.187
                                                                                 2010   1.221
                                                                                 2009   1.251
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 2018   1.327
                                                                                 2017   1.233
                                                                                 2016   1.195
                                                                                 2015   1.241
                                                                                 2014   1.218
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 2018   1.385
                                                                                 2017   1.240
                                                                                 2016   1.190
                                                                                 2015   1.239
                                                                                 2014   1.207
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 2018   1.426
                                                                                 2017   1.230
                                                                                 2016   1.169
                                                                                 2015   1.222
                                                                                 2014   1.184
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 2018   1.592
                                                                                 2017   1.425
                                                                                 2016   1.372
                                                                                 2015   1.379
                                                                                 2014   1.285
                                                                                 2013   1.098
                                                                                 2012   1.007
                                                                                 2011   0.999
                                                                                 2010   0.940
                                                                                 2009   0.825
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 2018   1.649
                                                                                 2017   1.427
                                                                                 2016   1.370
                                                                                 2015   1.378
                                                                                 2014   1.284
                                                                                 2013   0.990
                                                                                 2012   0.903
                                                                                 2011   0.970
                                                                                 2010   0.892
                                                                                 2009   0.697
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 2013   0.972
                                                                                 2012   0.865
                                                                                 2011   0.950
                                                                                 2010   0.854
                                                                                 2009   0.723



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 1.208                     --
                                                                                 1.124                     --
                                                                                 1.090                     --
                                                                                 1.211                     --
                                                                                 0.979                     --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)....................... 1.044                     --
                                                                                 1.080                     --
                                                                                 1.069                     --
                                                                                 1.068                     --
                                                                                 1.094                     --
                                                                                 1.053                     --
                                                                                 1.093                     --
                                                                                 1.047                     --
                                                                                 1.013                     --
                                                                                 0.963                     --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)............. 0.975                     --
                                                                                 0.987                     --
                                                                                 1.008                     --
                                                                                 1.035                     --
                                                                                 1.064                     --
                                                                                 1.093                     --
                                                                                 1.124                     --
                                                                                 1.155                     --
                                                                                 1.187                     --
                                                                                 1.221                     --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)............. 1.234                     --
                                                                                 1.327                     --
                                                                                 1.233                     --
                                                                                 1.195                     --
                                                                                 1.241                     --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)............. 1.264                 42,926
                                                                                 1.385                 42,945
                                                                                 1.240                 48,208
                                                                                 1.190                 50,964
                                                                                 1.239                 59,054
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)............. 1.274                252,538
                                                                                 1.426                313,459
                                                                                 1.230                321,840
                                                                                 1.169                339,631
                                                                                 1.222                580,281
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)............. 1.487                     --
                                                                                 1.592                     --
                                                                                 1.425                     --
                                                                                 1.372                     --
                                                                                 1.379                     --
                                                                                 1.285                     --
                                                                                 1.098                     --
                                                                                 1.007                     --
                                                                                 0.999                     --
                                                                                 0.940                     --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B)
 (4/08)......................................................................... 1.598                     --
                                                                                 1.649                     --
                                                                                 1.427                     --
                                                                                 1.370                     --
                                                                                 1.378                     --
                                                                                 1.284                     --
                                                                                 0.990                     --
                                                                                 0.903                     --
                                                                                 0.970                     --
                                                                                 0.892                     --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)............................ 1.065                     --
                                                                                 0.972                     --
                                                                                 0.865                     --
                                                                                 0.950                     --
                                                                                 0.854                     --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13).............. 2018   1.923           1.760                     --
                                                                          2017   1.582           1.923                     --
                                                                          2016   1.546           1.582                     --
                                                                          2015   1.549           1.546                     --
                                                                          2014   1.436           1.549                     --
                                                                          2013   1.216           1.436                     --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.742           1.696                     --
                                                                          2017   1.307           1.742                     --
                                                                          2016   1.345           1.307                     --
                                                                          2015   1.251           1.345                     --
                                                                          2014   1.117           1.251                     --
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.876           1.737                     --
                                                                          2017   1.591           1.876                     --
                                                                          2016   1.468           1.591                     --
                                                                          2015   1.495           1.468                     --
                                                                          2014   1.359           1.495                     --
                                                                          2013   1.061           1.359                     --
                                                                          2012   0.945           1.061                     --
                                                                          2011   0.955           0.945                     --
                                                                          2010   0.858           0.955                     --
                                                                          2009   0.700           0.858                     --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.368           1.313                     --
                                                                          2017   1.309           1.368                     --
                                                                          2016   1.140           1.309                     --
                                                                          2015   1.248           1.140                     --
                                                                          2014   1.170           1.248                     --
                                                                          2013   0.913           1.170                     --
                                                                          2012   0.823           0.913                     --
                                                                          2011   0.829           0.823                     --
                                                                          2010   0.782           0.829                     --
                                                                          2009   0.724           0.782                     --
 BHFTII MFS(R) Total Return Subaccount (Class B) (4/06).................. 2018   1.468           1.345                 65,062
                                                                          2017   1.345           1.468                 68,512
                                                                          2016   1.269           1.345                 70,909
                                                                          2015   1.310           1.269                 70,915
                                                                          2014   1.243           1.310                 74,619
                                                                          2013   1.076           1.243                 85,427
                                                                          2012   0.994           1.076                103,998
                                                                          2011   1.000           0.994                104,005
                                                                          2010   0.936           1.000                110,565
                                                                          2009   0.813           0.936                110,574
 BHFTII MFS(R) Value Subaccount (Class E) (4/08)......................... 2018   2.027           1.770                     --
                                                                          2017   1.768           2.027                     --
                                                                          2016   1.592           1.768                     --
                                                                          2015   1.640           1.592                     --
                                                                          2014   1.524           1.640                     --
                                                                          2013   1.155           1.524                     --
                                                                          2012   1.020           1.155                     --
                                                                          2011   1.040           1.020                     --
                                                                          2010   0.961           1.040                     --
                                                                          2009   0.819           0.961                     --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.623           1.468                     --
                                                                          2017   1.444           1.623                     --
                                                                          2016   1.254           1.444                     --
                                                                          2015   1.284           1.254                     --
                                                                          2014   1.324           1.284                     --
                                                                          2013   1.070           1.324                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.113           1.502                     --
                                                                          2012   0.964           1.113                     --
                                                                          2011   1.004           0.964                     --
                                                                          2010   0.884           1.004                     --
                                                                          2009   0.635           0.884                     --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.080           2.002                     --
                                                                          2017   1.599           2.080                     --
                                                                          2016   1.618           1.599                     --
                                                                          2015   1.503           1.618                     --
                                                                          2014   1.418           1.503                     --
                                                                          2013   1.133           1.418                     --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2018    2.276
                                                                                     2017    1.909
                                                                                     2016    1.760
                                                                                     2015    1.766
                                                                                     2014    1.702
                                                                                     2013    1.213
                                                                                     2012    1.076
                                                                                     2011    1.090
                                                                                     2010    0.832
                                                                                     2009    0.617
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 2018   24.743
                                                                                     2017   23.551
                                                                                     2016   22.890
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)....................... 2009    0.596
 Credit Suisse International Equity Flex III Subaccount (12/09)..................... 2012    0.689
                                                                                     2011    0.834
                                                                                     2010    0.764
                                                                                     2009    0.763
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................ 2014    1.503
                                                                                     2013    1.151
                                                                                     2012    1.023
                                                                                     2011    1.105
                                                                                     2010    0.976
                                                                                     2009    0.793
 Deutsche Global Opportunities Subaccount (Class B) (7/03).......................... 2010    0.988
                                                                                     2009    0.688
 Deutsche Health Care VIP Subaccount (Class B) (6/03)............................... 2011    1.122
                                                                                     2010    1.071
                                                                                     2009    0.904
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)....................... 2009    0.819
 Deutsche Global Growth Subaccount (Class B) (8/03)................................. 2014    1.346
                                                                                     2013    1.137
                                                                                     2012    0.990
                                                                                     2011    1.192
                                                                                     2010    1.082
                                                                                     2009    0.776
 Deutsche Growth Allocation Subaccount (Class B) (9/04)............................. 2009    0.741
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)........................... 2009    0.765
 Deutsche Technology Subaccount (Class B) (7/03).................................... 2010    0.919
                                                                                     2009    0.591
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)................. 2018    1.058
                                                                                     2017    1.073
                                                                                     2016    1.095
                                                                                     2015    1.129
                                                                                     2014    1.106
                                                                                     2013    1.175
                                                                                     2012    1.179
                                                                                     2011    1.130
                                                                                     2010    1.094
                                                                                     2009    1.044
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................ 2018    1.956
                                                                                     2017    1.826
                                                                                     2016    1.611
                                                                                     2015    1.694
                                                                                     2014    1.657
                                                                                     2013    1.264
                                                                                     2012    1.146
                                                                                     2011    1.258
                                                                                     2010    1.054
                                                                                     2009    0.838



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)..................  2.064                   --
                                                                                      2.276                   --
                                                                                      1.909                   --
                                                                                      1.760                   --
                                                                                      1.766                   --
                                                                                      1.702                   --
                                                                                      1.213                   --
                                                                                      1.076                   --
                                                                                      1.090                   --
                                                                                      0.832                   --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16).. 23.126                3,780
                                                                                     24.743                3,781
                                                                                     23.551                3,782
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......................  0.757                   --
 Credit Suisse International Equity Flex III Subaccount (12/09).....................  0.689                   --
                                                                                      0.689                   --
                                                                                      0.834                   --
                                                                                      0.764                   --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)................................  1.449                   --
                                                                                      1.503                   --
                                                                                      1.151                   --
                                                                                      1.023                   --
                                                                                      1.105                   --
                                                                                      0.976                   --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)..........................  1.056                   --
                                                                                      0.988                   --
 Deutsche Health Care VIP Subaccount (Class B) (6/03)...............................  1.257                   --
                                                                                      1.122                   --
                                                                                      1.071                   --
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04).......................  0.823                   --
 Deutsche Global Growth Subaccount (Class B) (8/03).................................  1.327                   --
                                                                                      1.346                   --
                                                                                      1.137                   --
                                                                                      0.990                   --
                                                                                      1.192                   --
                                                                                      1.082                   --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).............................  0.740                   --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)...........................  0.765                   --
 Deutsche Technology Subaccount (Class B) (7/03)....................................  0.947                   --
                                                                                      0.919                   --
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03).................  1.031                   --
                                                                                      1.058                   --
                                                                                      1.073                   --
                                                                                      1.095                   --
                                                                                      1.129                   --
                                                                                      1.106                   --
                                                                                      1.175                   --
                                                                                      1.179                   --
                                                                                      1.130                   --
                                                                                      1.094                   --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)............................  1.592                   --
                                                                                      1.956                   --
                                                                                      1.826                   --
                                                                                      1.611                   --
                                                                                      1.694                   --
                                                                                      1.657                   --
                                                                                      1.264                   --
                                                                                      1.146                   --
                                                                                      1.258                   --
                                                                                      1.054                   --

                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.791
                                                                               2017   1.600
                                                                               2016   1.494
                                                                               2015   1.590
                                                                               2014   1.444
                                                                               2013   1.108
                                                                               2012   1.020
                                                                               2011   1.041
                                                                               2010   0.934
                                                                               2009   0.720



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 1.661           --
                                                                               1.791           --
                                                                               1.600           --
                                                                               1.494           --
                                                                               1.590           --
                                                                               1.444           --
                                                                               1.108           --
                                                                               1.020           --
                                                                               1.041           --
                                                                               0.934           --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.


Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and a Trust were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the Trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGE
The following former Underlying Funds were renamed:




                  FORMER NAME                                  NEW NAME
---------------------------------------------- ---------------------------------------
 Deutsche Small Mid Cap Value VIP              DWS Small Mid Cap Value VIP
 Deutsche Government & Agency Securities VIP   DWS Government & Agency Securities VIP



TRUST NAME CHANGE
The following Trust was renamed:




          FORMER NAME                      NEW NAME
------------------------------ --------------------------------
 Deutsche Variable Series II   Deutsche DWS Variable Series II

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

       VALUATION OF ASSETS

       FEDERAL TAX CONSIDERATIONS

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated April 29, 2019 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


BLIC-Book-70-71-75

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2019



                                      FOR


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------


























                                                              BLIC-Book-70-71-75

                               TABLE OF CONTENTS



                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
SERVICES...........................................................    2
PRINCIPAL UNDERWRITER..............................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT..................    3
VALUATION OF ASSETS................................................    3
   Funding Options.................................................    3
   The Contract Value..............................................    3
   Accumulation Unit Value.........................................    4
   Annuity Unit Value..............................................    4
   Calculation Of Money Market Yield...............................    4
FEDERAL TAX CONSIDERATIONS.........................................    4
   Mandatory Distributions for Qualified Plans.....................    5
   Nonqualified Annuity Contracts..................................    5
   Individual Retirement Annuities.................................    5
   Simple Plan IRA Form............................................    6
   Roth IRAs.......................................................    6
   Qualified Pension and Profit-Sharing Plans......................    6
   Section-403(b) Plans............................................    6
   Federal Income Tax Withholding..................................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    8
CUSTODIAN..........................................................    8
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus..........    9
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus........   94
CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward.........  226
FINANCIAL STATEMENTS...............................................  324

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.


- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                                    SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc..



               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$604,739,251                    $0
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a Section 403(b) annuity or other qualified plan attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by a non-natural person (other than a trust or other entity holding the annuity as an agent for a natural person), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).


If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.


Those receiving partial distributions made before commencement of annuity payments will generally be taxed on an income first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under
Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $6,000 for 2019, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $56,000 for 2019 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $13,000 in 2019 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are not subject to federal income tax. A qualified distribution requires that the Roth IRA be held for at least 5 years, and the distribution be made after age 591/2, on death or disability of the owner, or that another exception apply. Income tax and a 10% penalty tax may apply to distributions.


QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2019 is $56,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $19,000 in 2019. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon generally may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.


SECTION-403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($19,000 in 2019).

Generally distributions of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those are not allowed prior to attainment of age 591/2, severance from employment, death or disability. Salary reduction contribution may also be distributed upon financial hardship but are generally subject to penalties.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:


1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM OTHER QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES


There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.242       2.141       531,391
                                                                                       2017   2.116       2.242       673,511
                                                                                       2016   1.888       2.116       827,967
                                                                                       2015   2.002       1.888       910,708
                                                                                       2014   1.971       2.002     1,834,885
                                                                                       2013   1.834       1.971     2,358,476
                                                                                       2012   1.601       1.834     2,645,733
                                                                                       2011   1.591       1.601     3,349,072
                                                                                       2010   1.506       1.591     4,637,994
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.864       2.417       184,311
                                                                                       2017   2.270       2.864       204,047
                                                                                       2016   2.071       2.270       226,251
                                                                                       2015   2.444       2.071       316,170
                                                                                       2014   2.574       2.444       334,877
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.880       0.836            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.903       2.507       455,756
                                                                                       2017   2.502       2.903       581,942
                                                                                       2016   2.169       2.502       664,479
                                                                                       2015   2.347       2.169       795,806
                                                                                       2014   2.208       2.347     1,521,173
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.376       2.009       235,660
                                                                                       2017   1.885       2.376       268,630
                                                                                       2016   1.935       1.885       306,702
                                                                                       2015   2.003       1.935       390,591
                                                                                       2014   2.190       2.003       489,759
                                                                                       2013   1.868       2.190       601,754
                                                                                       2012   1.628       1.868       783,632
                                                                                       2011   1.855       1.628       946,241
                                                                                       2010   1.693       1.855       995,566
                                                                                       2009   1.309       1.693     1,210,101
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.066       1.155            --
                                                                                       2012   1.030       1.066     1,035,971
                                                                                       2011   1.106       1.030     1,552,496
                                                                                       2010   0.915       1.106     1,164,583
                                                                                       2009   0.681       0.915     1,410,554
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.886       0.996            --
                                                                                       2011   0.914       0.886     1,142,295
                                                                                       2010   0.850       0.914     1,867,475
                                                                                       2009   0.601       0.850     1,990,724
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.833       1.565       176,276
                                                                                       2017   1.363       1.833       283,216
                                                                                       2016   1.383       1.363       364,897
                                                                                       2015   1.354       1.383       484,558
                                                                                       2014   1.348       1.354       524,584
                                                                                       2013   1.079       1.348       721,443
                                                                                       2012   0.906       1.079       966,316
                                                                                       2011   1.006       0.906     1,385,545
                                                                                       2010   0.882       1.006     1,039,092
                                                                                       2009   0.642       0.882     1,132,132
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.590       1.560     1,049,786

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.548
                                                                                           2016   1.534
                                                                                           2015   1.561
                                                                                           2014   1.523
                                                                                           2013   1.580
                                                                                           2012   1.471
                                                                                           2011   1.479
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2016   2.076
                                                                                           2015   2.117
                                                                                           2014   1.941
                                                                                           2013   1.487
                                                                                           2012   1.371
                                                                                           2011   1.559
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2016   1.601
                                                                                           2015   1.653
                                                                                           2014   1.610
                                                                                           2013   1.614
                                                                                           2012   1.474
                                                                                           2011   1.449
                                                                                           2010   1.315
                                                                                           2009   1.076
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   2.774
                                                                                           2017   2.410
                                                                                           2016   2.112
                                                                                           2015   2.226
                                                                                           2014   2.042
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   2.420
                                                                                           2017   1.840
                                                                                           2016   1.873
                                                                                           2015   1.796
                                                                                           2014   1.680
                                                                                           2013   1.274
                                                                                           2012   1.135
                                                                                           2011   1.270
                                                                                           2010   1.080
                                                                                           2009   0.859
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.937
                                                                                           2017   0.945
                                                                                           2016   0.958
                                                                                           2015   0.974
                                                                                           2014   0.991
                                                                                           2013   1.008
                                                                                           2012   1.025
                                                                                           2011   1.043
                                                                                           2010   1.060
                                                                                           2009   1.074
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.565
                                                                                           2017   1.388
                                                                                           2016   1.318
                                                                                           2015   1.358
                                                                                           2014   1.313
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.612
                                                                                           2017   1.376
                                                                                           2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.288
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   2.426
                                                                                           2017   2.077
                                                                                           2016   2.045
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.969
                                                                                           2017   1.462
                                                                                           2016   1.489
                                                                                           2015   1.370
                                                                                           2014   1.281
                                                                                           2013   0.953
                                                                                           2012   0.990



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.590     1,241,989
                                                                                           1.548     1,439,709
                                                                                           1.534     2,005,382
                                                                                           1.561     2,026,076
                                                                                           1.523     2,619,325
                                                                                           1.580     3,622,366
                                                                                           1.471     3,608,642
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2.087            --
                                                                                           2.076       533,790
                                                                                           2.117       619,637
                                                                                           1.941       781,977
                                                                                           1.487       981,367
                                                                                           1.371     1,092,693
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.639            --
                                                                                           1.601     1,518,418
                                                                                           1.653     2,083,789
                                                                                           1.610     2,234,701
                                                                                           1.614     3,344,425
                                                                                           1.474     3,488,992
                                                                                           1.449     3,975,737
                                                                                           1.315     3,529,247
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.480        80,049
                                                                                           2.774        85,003
                                                                                           2.410        99,874
                                                                                           2.112       156,171
                                                                                           2.226       210,276
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.433       179,297
                                                                                           2.420       206,088
                                                                                           1.840       255,953
                                                                                           1.873       283,709
                                                                                           1.796       350,656
                                                                                           1.680       665,666
                                                                                           1.274       692,898
                                                                                           1.135       546,870
                                                                                           1.270       612,051
                                                                                           1.080       642,109
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.938     1,518,612
                                                                                           0.937     1,860,721
                                                                                           0.945     2,409,055
                                                                                           0.958     3,059,290
                                                                                           0.974     3,751,727
                                                                                           0.991     4,109,096
                                                                                           1.008     3,666,525
                                                                                           1.025     5,482,238
                                                                                           1.043     5,587,121
                                                                                           1.060     6,098,592
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.444     1,989,324
                                                                                           1.565     2,113,463
                                                                                           1.388     2,746,927
                                                                                           1.318     3,216,728
                                                                                           1.358     3,767,750
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.456     5,971,953
                                                                                           1.612     6,375,965
                                                                                           1.376     7,792,104
                                                                                           1.294     8,186,060
                                                                                           1.339     7,659,886
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.377       530,495
                                                                                           2.426       678,428
                                                                                           2.077       754,695
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.938       417,279
                                                                                           1.969       524,663
                                                                                           1.462       876,120
                                                                                           1.489     1,014,498
                                                                                           1.370     1,098,593
                                                                                           1.281       741,393
                                                                                           0.953     1,089,199

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................ 2018    1.660       1.537      419,520
                                                                                          2017    1.505       1.660      559,219
                                                                                          2016    1.405       1.505      502,297
                                                                                          2015    1.435       1.405      563,358
                                                                                          2014    1.347       1.435      668,716
                                                                                          2013    1.154       1.347    1,019,020
                                                                                          2012    1.055       1.154      990,558
                                                                                          2011    1.050       1.055      658,086
                                                                                          2010    0.973       1.050      744,405
                                                                                          2009    0.837       0.973      854,064
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)................................... 2018    1.627       1.436      154,867
                                                                                          2017    1.407       1.627      242,576
                                                                                          2016    1.255       1.407      291,611
                                                                                          2015    1.281       1.255      378,064
                                                                                          2014    1.178       1.281      653,884
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.852       1.694      252,487
                                                                                          2017    1.631       1.852      276,612
                                                                                          2016    1.402       1.631      346,019
                                                                                          2015    1.420       1.402      370,151
                                                                                          2014    1.449       1.420      456,531
                                                                                          2013    1.163       1.449      751,813
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   31.560      29.810       43,097
                                                                                          2017   29.726      31.560       50,259
                                                                                          2016   28.691      29.726       63,873
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.916       2.721      291,450
                                                                                          2017    2.460       2.916      403,447
                                                                                          2016    2.156       2.460      490,797
                                                                                          2015    2.276       2.156      610,339
                                                                                          2014    2.130       2.276    1,233,019
                                                                                          2013    1.670       2.130    1,549,633
                                                                                          2012    1.518       1.670    1,339,737
                                                                                          2011    1.456       1.518    1,487,186
                                                                                          2010    1.228       1.456    1,607,970
                                                                                          2009    1.064       1.228    1,803,458
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    3.016       2.806      168,680
                                                                                          2017    2.527       3.016      165,547
                                                                                          2016    2.468       2.527      195,750
                                                                                          2015    2.578       2.468      229,625
                                                                                          2014    2.440       2.578      301,912
                                                                                          2013    1.797       2.440      716,306
                                                                                          2012    1.649       1.797      622,737
                                                                                          2011    1.762       1.649      529,110
                                                                                          2010    1.404       1.762      640,878
                                                                                          2009    0.995       1.404      931,058
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    2.307       1.918      317,596
                                                                                          2017    2.011       2.307      351,035
                                                                                          2016    1.909       2.011      452,122
                                                                                          2015    2.076       1.909      532,214
                                                                                          2014    2.376       2.076      487,743
                                                                                          2013    1.966       2.376      615,482
                                                                                          2012    1.691       1.966      765,025
                                                                                          2011    1.925       1.691      840,062
                                                                                          2010    1.806       1.925      947,057
                                                                                          2009    1.340       1.806    1,095,082
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    3.207       2.883      399,067
                                                                                          2017    2.812       3.207      541,418
                                                                                          2016    2.834       2.812      549,531
                                                                                          2015    2.940       2.834      602,009
                                                                                          2014    2.490       2.940      870,372
                                                                                          2013    1.719       2.490    1,008,853
                                                                                          2012    1.476       1.719      951,857
                                                                                          2011    1.469       1.476      930,740
                                                                                          2010    1.198       1.469      926,504
                                                                                          2009    0.908       1.198      977,548
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    2.029       2.039           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.562       2.029        205,488
                                                                                   2012   1.382       1.562        267,392
                                                                                   2011   1.498       1.382        588,539
                                                                                   2010   1.307       1.498        311,817
                                                                                   2009   1.028       1.307        347,212
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.351       2.196         68,193
                                                                                   2017   2.009       2.351        158,382
                                                                                   2016   1.781       2.009        100,051
                                                                                   2015   1.895       1.781        130,767
                                                                                   2014   1.699       1.895        279,363
                                                                                   2013   1.375       1.699        321,149
                                                                                   2012   1.226       1.375        383,733
                                                                                   2011   1.158       1.226        376,513
                                                                                   2010   1.050       1.158        392,605
                                                                                   2009   0.871       1.050        504,588
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.314       1.342             --
                                                                                   2010   1.226       1.314      2,223,383
                                                                                   2009   1.063       1.226      2,349,989
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.379       1.373             --
                                                                                   2013   1.091       1.379        602,717
                                                                                   2012   1.003       1.091        679,705
                                                                                   2011   1.059       1.003        708,463
                                                                                   2010   0.986       1.059      1,032,157
                                                                                   2009   0.867       0.986      1,121,183
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.462       1.563             --
                                                                                   2010   1.285       1.462      1,541,083
                                                                                   2009   1.046       1.285      1,591,645
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.742       0.740             --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.341       1.437             --
                                                                                   2009   0.852       1.341      3,645,973
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.746       0.714             --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.694       0.730             --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.229       1.123             --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.758       0.780             --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.086       1.036             --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.122       1.186             --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.807       2.763             --
                                                                                   2013   2.919       2.807        320,558
                                                                                   2012   2.660       2.919        359,481
                                                                                   2011   3.541       2.660        369,502
                                                                                   2010   3.116       3.541        423,735
                                                                                   2009   1.821       3.116        652,839
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   2.160       2.206         11,267
                                                                                   2013   1.705       2.160      1,301,128
                                                                                   2012   1.577       1.705      1,615,026
                                                                                   2011   1.517       1.577      1,766,801
                                                                                   2010   1.294       1.517      2,265,325
                                                                                   2009   1.156       1.294      1,866,028
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).............. 2014   1.411       1.427         43,872
                                                                                   2013   1.203       1.411      6,803,644
                                                                                   2012   1.094       1.203      7,016,789
                                                                                   2011   1.150       1.094      7,129,442
                                                                                   2010   1.020       1.150      7,392,952
                                                                                   2009   0.782       1.020     10,001,591
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)............ 2014   1.402       1.420             --
                                                                                   2013   1.227       1.402      1,942,440
                                                                                   2012   1.119       1.227      2,367,909
                                                                                   2011   1.162       1.119      2,436,653
                                                                                   2010   1.037       1.162      2,815,655
                                                                                   2009   0.803       1.037      3,514,179

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2018   3.088       2.444       261,443
                                                                     2017   2.783       3.088       326,892
                                                                     2016   2.435       2.783       425,025
                                                                     2015   2.645       2.435       510,770
                                                                     2014   2.343       2.645       649,872
                                                                     2013   1.795       2.343       710,473
                                                                     2012   1.648       1.795       864,966
                                                                     2011   1.780       1.648       878,393
                                                                     2010   1.536       1.780     1,320,447
                                                                     2009   1.247       1.536     1,411,722
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   3.430       3.118       193,751
                                                                     2017   3.377       3.430       224,307
                                                                     2016   3.246       3.377       238,628
                                                                     2015   3.159       3.246       278,837
                                                                     2014   2.461       3.159       379,171
                                                                     2013   2.465       2.461       483,842
                                                                     2012   2.160       2.465       546,417
                                                                     2011   2.002       2.160       606,176
                                                                     2010   1.584       2.002     1,040,392
                                                                     2009   1.225       1.584       773,641





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.226       2.124          612
                                                                                       2017   2.102       2.226        1,318
                                                                                       2016   1.877       2.102        1,327
                                                                                       2015   1.990       1.877        5,344
                                                                                       2014   1.961       1.990        5,357
                                                                                       2013   1.825       1.961        6,872
                                                                                       2012   1.594       1.825        6,767
                                                                                       2011   1.585       1.594       42,847
                                                                                       2010   1.501       1.585       55,333
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.843       2.397        6,749
                                                                                       2017   2.255       2.843        7,193
                                                                                       2016   2.058       2.255        7,455
                                                                                       2015   2.430       2.058        7,040
                                                                                       2014   2.559       2.430        6,603
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.878       0.833           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.881       2.487       10,440
                                                                                       2017   2.484       2.881       10,631
                                                                                       2016   2.155       2.484       10,811
                                                                                       2015   2.333       2.155       22,052
                                                                                       2014   2.195       2.333       22,981
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.358       1.993           --
                                                                                       2017   1.872       2.358           --
                                                                                       2016   1.922       1.872           --
                                                                                       2015   1.992       1.922           --
                                                                                       2014   2.178       1.992           --
                                                                                       2013   1.859       2.178        2,733
                                                                                       2012   1.621       1.859        2,766
                                                                                       2011   1.847       1.621       34,707
                                                                                       2010   1.687       1.847       36,846
                                                                                       2009   1.305       1.687       34,464
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.062       1.150           --
                                                                                       2012   1.026       1.062       24,430
                                                                                       2011   1.103       1.026       71,521
                                                                                       2010   0.913       1.103       53,698
                                                                                       2009   0.680       0.913       55,873
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.884       0.993           --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.912       0.884        21,859
                                                                           2010   0.848       0.912        21,838
                                                                           2009   0.601       0.848        28,698
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.822       1.555         3,131
                                                                           2017   1.356       1.822         3,349
                                                                           2016   1.377       1.356         3,552
                                                                           2015   1.348       1.377         3,776
                                                                           2014   1.343       1.348         4,006
                                                                           2013   1.075       1.343        20,894
                                                                           2012   0.903       1.075        31,670
                                                                           2011   1.003       0.903        31,119
                                                                           2010   0.881       1.003        65,345
                                                                           2009   0.641       0.881        73,125
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.579       1.548        11,620
                                                                           2017   1.537       1.579        12,148
                                                                           2016   1.525       1.537        12,673
                                                                           2015   1.551       1.525        32,810
                                                                           2014   1.515       1.551        34,053
                                                                           2013   1.572       1.515        35,269
                                                                           2012   1.464       1.572        41,367
                                                                           2011   1.473       1.464        42,041
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   2.063       2.073            --
                                                                           2015   2.104       2.063         8,835
                                                                           2014   1.930       2.104         8,844
                                                                           2013   1.480       1.930         8,869
                                                                           2012   1.365       1.480        54,885
                                                                           2011   1.553       1.365        61,717
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.591       1.629            --
                                                                           2015   1.643       1.591        70,709
                                                                           2014   1.601       1.643        75,307
                                                                           2013   1.607       1.601       105,243
                                                                           2012   1.467       1.607       103,366
                                                                           2011   1.443       1.467       106,753
                                                                           2010   1.311       1.443       178,038
                                                                           2009   1.073       1.311       180,500
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.754       2.461            --
                                                                           2017   2.394       2.754            --
                                                                           2016   2.099       2.394            --
                                                                           2015   2.213       2.099            --
                                                                           2014   2.031       2.213         3,160
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.402       2.413            --
                                                                           2017   1.828       2.402            --
                                                                           2016   1.861       1.828            --
                                                                           2015   1.785       1.861            --
                                                                           2014   1.670       1.785            --
                                                                           2013   1.268       1.670            --
                                                                           2012   1.130       1.268            --
                                                                           2011   1.265       1.130         1,102
                                                                           2010   1.076       1.265         1,105
                                                                           2009   0.857       1.076         1,538
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.930       0.930         9,318
                                                                           2017   0.938       0.930         9,745
                                                                           2016   0.951       0.938         9,180
                                                                           2015   0.968       0.951        10,455
                                                                           2014   0.985       0.968        17,937
                                                                           2013   1.003       0.985        40,108
                                                                           2012   1.020       1.003        29,001
                                                                           2011   1.038       1.020        30,614
                                                                           2010   1.057       1.038        33,546
                                                                           2009   1.071       1.057        27,446
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.556       1.435       182,987
                                                                           2017   1.380       1.556       183,053
                                                                           2016   1.311       1.380       187,692
                                                                           2015   1.352       1.311       187,781
                                                                           2014   1.308       1.352       166,280
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.602       1.447       818,998

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.368
                                                                                           2016    1.288
                                                                                           2015    1.333
                                                                                           2014    1.283
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.409
                                                                                           2017    2.063
                                                                                           2016    2.032
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.957
                                                                                           2017    1.454
                                                                                           2016    1.482
                                                                                           2015    1.364
                                                                                           2014    1.277
                                                                                           2013    0.950
                                                                                           2012    0.990
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.650
                                                                                           2017    1.497
                                                                                           2016    1.399
                                                                                           2015    1.429
                                                                                           2014    1.342
                                                                                           2013    1.150
                                                                                           2012    1.052
                                                                                           2011    1.048
                                                                                           2010    0.971
                                                                                           2009    0.835
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.623
                                                                                           2017    1.405
                                                                                           2016    1.253
                                                                                           2015    1.280
                                                                                           2014    1.178
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.841
                                                                                           2017    1.622
                                                                                           2016    1.394
                                                                                           2015    1.413
                                                                                           2014    1.443
                                                                                           2013    1.158
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   31.196
                                                                                           2017   29.398
                                                                                           2016   28.384
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.895
                                                                                           2017    2.443
                                                                                           2016    2.143
                                                                                           2015    2.263
                                                                                           2014    2.118
                                                                                           2013    1.662
                                                                                           2012    1.511
                                                                                           2011    1.450
                                                                                           2010    1.224
                                                                                           2009    1.061
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    2.994
                                                                                           2017    2.510
                                                                                           2016    2.452
                                                                                           2015    2.563
                                                                                           2014    2.427
                                                                                           2013    1.788
                                                                                           2012    1.641
                                                                                           2011    1.755
                                                                                           2010    1.400
                                                                                           2009    0.992
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.290



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.602     818,892
                                                                                            1.368     820,436
                                                                                            1.288     830,818
                                                                                            1.333     789,381
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.358       8,858
                                                                                            2.409       8,972
                                                                                            2.063       8,991
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.925       5,273
                                                                                            1.957       5,571
                                                                                            1.454       5,849
                                                                                            1.482       6,156
                                                                                            1.364       6,471
                                                                                            1.277      20,960
                                                                                            0.950      21,169
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.527          --
                                                                                            1.650          --
                                                                                            1.497          --
                                                                                            1.399          --
                                                                                            1.429          --
                                                                                            1.342      14,470
                                                                                            1.150      14,363
                                                                                            1.052      14,681
                                                                                            1.048      14,956
                                                                                            0.971      36,117
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.432          97
                                                                                            1.623         415
                                                                                            1.405         448
                                                                                            1.253         760
                                                                                            1.280         785
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.682       1,400
                                                                                            1.841       1,497
                                                                                            1.622       1,588
                                                                                            1.394      16,983
                                                                                            1.413      18,093
                                                                                            1.443      28,615
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 29.452         546
                                                                                           31.196       6,393
                                                                                           29.398         619
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.700       1,342
                                                                                            2.895       1,411
                                                                                            2.443       1,476
                                                                                            2.143      16,667
                                                                                            2.263      17,520
                                                                                            2.118      29,136
                                                                                            1.662      29,824
                                                                                            1.511      31,062
                                                                                            1.450      18,341
                                                                                            1.224      20,642
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  2.784       6,103
                                                                                            2.994       6,228
                                                                                            2.510       6,345
                                                                                            2.452       6,474
                                                                                            2.563       6,606
                                                                                            2.427       6,737
                                                                                            1.788       9,033
                                                                                            1.641      11,746
                                                                                            1.755      27,201
                                                                                            1.400      31,064
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.903          --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.997       2.290            --
                                                                                   2016   1.896       1.997            --
                                                                                   2015   2.064       1.896            --
                                                                                   2014   2.364       2.064            --
                                                                                   2013   1.956       2.364            --
                                                                                   2012   1.684       1.956            --
                                                                                   2011   1.917       1.684           984
                                                                                   2010   1.800       1.917           987
                                                                                   2009   1.336       1.800         1,510
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   3.183       2.860         3,282
                                                                                   2017   2.793       3.183         3,376
                                                                                   2016   2.816       2.793         3,312
                                                                                   2015   2.922       2.816         3,345
                                                                                   2014   2.477       2.922         3,551
                                                                                   2013   1.710       2.477         4,418
                                                                                   2012   1.469       1.710         4,678
                                                                                   2011   1.464       1.469         5,957
                                                                                   2010   1.194       1.464         6,187
                                                                                   2009   0.906       1.194         6,165
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   2.018       2.028            --
                                                                                   2013   1.554       2.018         3,164
                                                                                   2012   1.376       1.554         4,141
                                                                                   2011   1.492       1.376         6,035
                                                                                   2010   1.302       1.492         9,080
                                                                                   2009   1.025       1.302        13,063
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.334       2.178            --
                                                                                   2017   1.995       2.334            --
                                                                                   2016   1.769       1.995            --
                                                                                   2015   1.884       1.769         3,716
                                                                                   2014   1.690       1.884         3,720
                                                                                   2013   1.368       1.690         3,725
                                                                                   2012   1.221       1.368         5,848
                                                                                   2011   1.153       1.221         5,864
                                                                                   2010   1.047       1.153         5,882
                                                                                   2009   0.869       1.047         5,902
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.311       1.340            --
                                                                                   2010   1.225       1.311        20,800
                                                                                   2009   1.063       1.225        34,898
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.373       1.367            --
                                                                                   2013   1.086       1.373           709
                                                                                   2012   1.000       1.086           793
                                                                                   2011   1.056       1.000           933
                                                                                   2010   0.984       1.056           922
                                                                                   2009   0.865       0.984        22,442
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.456       1.556            --
                                                                                   2010   1.281       1.456        94,319
                                                                                   2009   1.043       1.281       104,214
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.741       0.739            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.337       1.432            --
                                                                                   2009   0.850       1.337        19,357
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.745       0.712            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.692       0.728            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.226       1.120            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.756       0.778            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.083       1.032            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.118       1.182            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.792       2.748            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.905       2.792         8,881
                                                                              2012   2.648       2.905        14,679
                                                                              2011   3.528       2.648        14,489
                                                                              2010   3.105       3.528        16,802
                                                                              2009   1.816       3.105        16,579
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.148       2.194            --
                                                                              2013   1.697       2.148        23,875
                                                                              2012   1.570       1.697        35,412
                                                                              2011   1.511       1.570        38,018
                                                                              2010   1.290       1.511        28,258
                                                                              2009   1.152       1.290        35,075
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.405       1.421            --
                                                                              2013   1.199       1.405       179,191
                                                                              2012   1.090       1.199       179,221
                                                                              2011   1.147       1.090       179,290
                                                                              2010   1.017       1.147       179,402
                                                                              2009   0.780       1.017       179,521
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.396       1.413            --
                                                                              2013   1.222       1.396       154,742
                                                                              2012   1.115       1.222       229,620
                                                                              2011   1.159       1.115       230,500
                                                                              2010   1.035       1.159       238,696
                                                                              2009   0.801       1.035       232,341
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   3.065       2.424         4,164
                                                                              2017   2.763       3.065         4,331
                                                                              2016   2.419       2.763         4,345
                                                                              2015   2.629       2.419         4,506
                                                                              2014   2.331       2.629         4,505
                                                                              2013   1.787       2.331         9,563
                                                                              2012   1.641       1.787        28,375
                                                                              2011   1.773       1.641        30,388
                                                                              2010   1.531       1.773        43,003
                                                                              2009   1.244       1.531        48,998
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   3.405       3.093         3,339
                                                                              2017   3.354       3.405         3,133
                                                                              2016   3.226       3.354         3,159
                                                                              2015   3.141       3.226        14,526
                                                                              2014   2.448       3.141        15,522
                                                                              2013   2.453       2.448        15,829
                                                                              2012   2.151       2.453        23,516
                                                                              2011   1.994       2.151        23,912
                                                                              2010   1.579       1.994        21,420
                                                                              2009   1.221       1.579        21,948





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.210       2.108    19,197
                                                                                       2017   2.088       2.210    21,118
                                                                                       2016   1.865       2.088    23,871
                                                                                       2015   1.979       1.865    23,713
                                                                                       2014   1.950       1.979    31,854
                                                                                       2013   1.816       1.950    44,207
                                                                                       2012   1.587       1.816    39,746
                                                                                       2011   1.579       1.587    45,534
                                                                                       2010   1.496       1.579    47,079
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.543       2.143    12,643
                                                                                       2017   2.017       2.543    17,284
                                                                                       2016   1.842       2.017    22,317
                                                                                       2015   2.176       1.842    43,943
                                                                                       2014   2.293       2.176    46,166

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)....... 2009   0.825       0.783            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)........................... 2018   2.588       2.233        12,926
                                                                               2017   2.233       2.588        18,225
                                                                               2016   1.938       2.233        31,653
                                                                               2015   2.098       1.938        63,157
                                                                               2014   1.975       2.098        81,907
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2018   2.145       1.812        13,211
                                                                               2017   1.704       2.145        11,897
                                                                               2016   1.750       1.704        23,300
                                                                               2015   1.814       1.750        27,230
                                                                               2014   1.985       1.814        31,793
                                                                               2013   1.695       1.985        29,439
                                                                               2012   1.479       1.695        30,590
                                                                               2011   1.686       1.479        27,589
                                                                               2010   1.541       1.686        30,720
                                                                               2009   1.193       1.541        41,457
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.058       1.145            --
                                                                               2012   1.023       1.058        27,493
                                                                               2011   1.100       1.023        34,193
                                                                               2010   0.911       1.100        76,744
                                                                               2009   0.678       0.911        89,891
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.881       0.990            --
                                                                               2011   0.910       0.881       228,179
                                                                               2010   0.847       0.910       288,192
                                                                               2009   0.600       0.847       322,673
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................. 2018   1.811       1.545        14,357
                                                                               2017   1.349       1.811        32,728
                                                                               2016   1.370       1.349        35,954
                                                                               2015   1.342       1.370        62,233
                                                                               2014   1.338       1.342       106,864
                                                                               2013   1.071       1.338       132,024
                                                                               2012   0.900       1.071       143,147
                                                                               2011   1.001       0.900       146,175
                                                                               2010   0.879       1.001       148,074
                                                                               2009   0.640       0.879       155,491
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)......................... 2018   1.531       1.500        37,260
                                                                               2017   1.491       1.531        42,287
                                                                               2016   1.480       1.491        64,280
                                                                               2015   1.506       1.480       125,271
                                                                               2014   1.472       1.506       171,502
                                                                               2013   1.528       1.472       303,311
                                                                               2012   1.424       1.528       453,960
                                                                               2011   1.433       1.424       430,893
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.919       1.928            --
                                                                               2015   1.959       1.919        45,691
                                                                               2014   1.798       1.959        41,206
                                                                               2013   1.379       1.798        57,615
                                                                               2012   1.272       1.379        65,622
                                                                               2011   1.448       1.272        66,004
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.581       1.618            --
                                                                               2015   1.634       1.581        46,345
                                                                               2014   1.593       1.634        53,764
                                                                               2013   1.599       1.593       131,292
                                                                               2012   1.461       1.599       245,287
                                                                               2011   1.438       1.461       391,601
                                                                               2010   1.307       1.438       286,931
                                                                               2009   1.070       1.307       149,727
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2018   2.476       2.211         3,807
                                                                               2017   2.153       2.476         8,388
                                                                               2016   1.889       2.153         3,840
                                                                               2015   1.993       1.889         3,860
                                                                               2014   1.829       1.993         3,881
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)............ 2018   2.247       2.256        22,847

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.710
                                                                                           2016    1.743
                                                                                           2015    1.672
                                                                                           2014    1.566
                                                                                           2013    1.189
                                                                                           2012    1.061
                                                                                           2011    1.187
                                                                                           2010    1.011
                                                                                           2009    0.805
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.925
                                                                                           2017    0.933
                                                                                           2016    0.947
                                                                                           2015    0.964
                                                                                           2014    0.982
                                                                                           2013    0.999
                                                                                           2012    1.018
                                                                                           2011    1.036
                                                                                           2010    1.055
                                                                                           2009    1.069
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.547
                                                                                           2017    1.373
                                                                                           2016    1.305
                                                                                           2015    1.346
                                                                                           2014    1.303
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.593
                                                                                           2017    1.361
                                                                                           2016    1.281
                                                                                           2015    1.327
                                                                                           2014    1.277
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.391
                                                                                           2017    2.049
                                                                                           2016    2.019
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.946
                                                                                           2017    1.446
                                                                                           2016    1.475
                                                                                           2015    1.358
                                                                                           2014    1.272
                                                                                           2013    0.947
                                                                                           2012    0.980
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.640
                                                                                           2017    1.489
                                                                                           2016    1.392
                                                                                           2015    1.423
                                                                                           2014    1.337
                                                                                           2013    1.147
                                                                                           2012    1.049
                                                                                           2011    1.045
                                                                                           2010    0.969
                                                                                           2009    0.834
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.620
                                                                                           2017    1.402
                                                                                           2016    1.251
                                                                                           2015    1.279
                                                                                           2014    1.177
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.829
                                                                                           2017    1.613
                                                                                           2016    1.387
                                                                                           2015    1.407
                                                                                           2014    1.436
                                                                                           2013    1.153
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   30.837
                                                                                           2017   29.074
                                                                                           2016   28.080
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.727



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.247       24,147
                                                                                            1.710       25,590
                                                                                            1.743       72,365
                                                                                            1.672       67,933
                                                                                            1.566       68,840
                                                                                            1.189       69,857
                                                                                            1.061       75,784
                                                                                            1.187       94,699
                                                                                            1.011       96,412
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.925      162,893
                                                                                            0.925      221,752
                                                                                            0.933      296,513
                                                                                            0.947      448,673
                                                                                            0.964      296,135
                                                                                            0.982      349,017
                                                                                            0.999      414,384
                                                                                            1.018      483,466
                                                                                            1.036      678,570
                                                                                            1.055      784,752
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.426      713,455
                                                                                            1.547      752,709
                                                                                            1.373      777,085
                                                                                            1.305      948,883
                                                                                            1.346    1,378,230
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.438       46,534
                                                                                            1.593      264,990
                                                                                            1.361      335,902
                                                                                            1.281      408,491
                                                                                            1.327      539,067
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.340        4,427
                                                                                            2.391        4,741
                                                                                            2.049        8,928
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.913       81,335
                                                                                            1.946       91,170
                                                                                            1.446      169,499
                                                                                            1.475      184,942
                                                                                            1.358      241,017
                                                                                            1.272      147,701
                                                                                            0.947      203,067
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.517       16,036
                                                                                            1.640       16,467
                                                                                            1.489       52,915
                                                                                            1.392       53,583
                                                                                            1.423       50,739
                                                                                            1.337       50,710
                                                                                            1.147       73,043
                                                                                            1.049       62,873
                                                                                            1.045       58,227
                                                                                            0.969       58,157
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.428       29,438
                                                                                            1.620       38,563
                                                                                            1.402       62,007
                                                                                            1.251       64,791
                                                                                            1.279       59,596
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.671        1,644
                                                                                            1.829        7,924
                                                                                            1.613       11,467
                                                                                            1.387       12,832
                                                                                            1.407       23,238
                                                                                            1.436       26,088
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 29.098          913
                                                                                           30.837          917
                                                                                           29.074        2,664
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.542       43,788

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.303       2.727        58,240
                                                                                   2016   2.020       2.303        80,503
                                                                                   2015   2.135       2.020        93,016
                                                                                   2014   1.999       2.135       126,785
                                                                                   2013   1.570       1.999       162,196
                                                                                   2012   1.428       1.570       177,424
                                                                                   2011   1.371       1.428       182,826
                                                                                   2010   1.157       1.371       245,469
                                                                                   2009   1.004       1.157       287,531
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   2.729       2.537        19,692
                                                                                   2017   2.289       2.729        20,792
                                                                                   2016   2.237       2.289        23,413
                                                                                   2015   2.340       2.237        26,652
                                                                                   2014   2.217       2.340        30,943
                                                                                   2013   1.634       2.217        45,804
                                                                                   2012   1.501       1.634        48,838
                                                                                   2011   1.606       1.501        56,862
                                                                                   2010   1.281       1.606        76,607
                                                                                   2009   0.908       1.281        89,641
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   2.072       1.721        24,009
                                                                                   2017   1.808       2.072        43,586
                                                                                   2016   1.718       1.808        50,428
                                                                                   2015   1.870       1.718        72,646
                                                                                   2014   2.143       1.870        82,918
                                                                                   2013   1.774       2.143       127,026
                                                                                   2012   1.528       1.774       167,384
                                                                                   2011   1.741       1.528       156,213
                                                                                   2010   1.635       1.741       241,331
                                                                                   2009   1.215       1.635       254,431
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.899       2.603         8,947
                                                                                   2017   2.544       2.899        19,331
                                                                                   2016   2.567       2.544        19,742
                                                                                   2015   2.665       2.567        25,535
                                                                                   2014   2.260       2.665        54,609
                                                                                   2013   1.561       2.260        81,181
                                                                                   2012   1.342       1.561        83,587
                                                                                   2011   1.337       1.342        96,410
                                                                                   2010   1.092       1.337       104,456
                                                                                   2009   0.828       1.092       108,124
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.818       1.826            --
                                                                                   2013   1.400       1.818         3,902
                                                                                   2012   1.240       1.400        18,598
                                                                                   2011   1.346       1.240        20,391
                                                                                   2010   1.175       1.346        23,302
                                                                                   2009   0.925       1.175        24,056
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.195       2.048         4,161
                                                                                   2017   1.878       2.195         9,305
                                                                                   2016   1.666       1.878        11,150
                                                                                   2015   1.775       1.666        13,197
                                                                                   2014   1.592       1.775         8,959
                                                                                   2013   1.290       1.592         9,834
                                                                                   2012   1.152       1.290         8,660
                                                                                   2011   1.088       1.152        14,519
                                                                                   2010   0.988       1.088         6,235
                                                                                   2009   0.821       0.988        16,839
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.309       1.337            --
                                                                                   2010   1.224       1.309       207,883
                                                                                   2009   1.062       1.224        49,847
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.367       1.361            --
                                                                                   2013   1.082       1.367        53,572
                                                                                   2012   0.996       1.082        95,728
                                                                                   2011   1.053       0.996       100,014
                                                                                   2010   0.981       1.053       108,327
                                                                                   2009   0.863       0.981       233,168
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.358       1.452            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.195       1.358        82,194
                                                                                2009   0.974       1.195       102,006
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.740       0.737            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.254       1.343            --
                                                                                2009   0.798       1.254        28,977
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.743       0.711            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.652       0.685            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.139       1.040            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.754       0.776            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.966       0.921            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.073       1.134            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.534       2.493            --
                                                                                2013   2.638       2.534        34,135
                                                                                2012   2.405       2.638        33,985
                                                                                2011   3.206       2.405        34,286
                                                                                2010   2.823       3.206        38,813
                                                                                2009   1.652       2.823        47,958
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.978       2.020            --
                                                                                2013   1.563       1.978        29,934
                                                                                2012   1.447       1.563        52,081
                                                                                2011   1.393       1.447        59,172
                                                                                2010   1.190       1.393        59,089
                                                                                2009   1.064       1.190        59,703
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.399       1.415            --
                                                                                2013   1.194       1.399       547,893
                                                                                2012   1.087       1.194       630,950
                                                                                2011   1.144       1.087       651,752
                                                                                2010   1.015       1.144       654,301
                                                                                2009   0.779       1.015       804,301
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.390       1.407            --
                                                                                2013   1.217       1.390     1,433,982
                                                                                2012   1.111       1.217     1,367,337
                                                                                2011   1.155       1.111     1,593,132
                                                                                2010   1.032       1.155     1,815,354
                                                                                2009   0.800       1.032     2,037,841
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.769       2.189         3,536
                                                                                2017   2.498       2.769        10,350
                                                                                2016   2.188       2.498        10,802
                                                                                2015   2.379       2.188        11,396
                                                                                2014   2.110       2.379        14,564
                                                                                2013   1.618       2.110        17,939
                                                                                2012   1.487       1.618        25,950
                                                                                2011   1.608       1.487        27,400
                                                                                2010   1.389       1.608        32,235
                                                                                2009   1.129       1.389        27,328
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   3.257       2.958         4,248
                                                                                2017   3.210       3.257        10,587
                                                                                2016   3.089       3.210        17,226
                                                                                2015   3.009       3.089        21,558
                                                                                2014   2.346       3.009        20,560
                                                                                2013   2.353       2.346        23,963
                                                                                2012   2.064       2.353        21,666
                                                                                2011   1.914       2.064        27,884
                                                                                2010   1.516       1.914        29,613
                                                                                2009   1.174       1.516        27,792

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.178       2.075       179,589
                                                                                       2017   2.059       2.178       205,693
                                                                                       2016   1.842       2.059       217,832
                                                                                       2015   1.956       1.842       301,447
                                                                                       2014   1.930       1.956       299,532
                                                                                       2013   1.799       1.930       441,221
                                                                                       2012   1.573       1.799       651,101
                                                                                       2011   1.567       1.573       682,473
                                                                                       2010   1.486       1.567     1,050,209
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.782       2.342       174,422
                                                                                       2017   2.209       2.782       165,990
                                                                                       2016   2.019       2.209       188,639
                                                                                       2015   2.388       2.019       220,797
                                                                                       2014   2.518       2.388       218,248
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.870       0.826            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.819       2.429       265,649
                                                                                       2017   2.434       2.819       269,207
                                                                                       2016   2.115       2.434       285,226
                                                                                       2015   2.292       2.115       358,504
                                                                                       2014   2.160       2.292       359,674
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.307       1.947        57,239
                                                                                       2017   1.835       2.307        59,195
                                                                                       2016   1.886       1.835        76,002
                                                                                       2015   1.957       1.886       141,165
                                                                                       2014   2.144       1.957       148,167
                                                                                       2013   1.832       2.144       222,708
                                                                                       2012   1.600       1.832       241,788
                                                                                       2011   1.826       1.600       282,332
                                                                                       2010   1.671       1.826       283,229
                                                                                       2009   1.294       1.671       291,236
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.050       1.136            --
                                                                                       2012   1.016       1.050       401,086
                                                                                       2011   1.093       1.016       442,557
                                                                                       2010   0.907       1.093       705,602
                                                                                       2009   0.676       0.907       708,664
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.876       0.984            --
                                                                                       2011   0.905       0.876       385,994
                                                                                       2010   0.843       0.905       409,823
                                                                                       2009   0.598       0.843       417,458
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.790       1.525       154,908
                                                                                       2017   1.334       1.790       157,619
                                                                                       2016   1.357       1.334       156,548
                                                                                       2015   1.330       1.357       160,467
                                                                                       2014   1.328       1.330       170,194
                                                                                       2013   1.064       1.328       193,455
                                                                                       2012   0.895       1.064       205,348
                                                                                       2011   0.996       0.895       298,125
                                                                                       2010   0.876       0.996       389,922
                                                                                       2009   0.639       0.876       444,525
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.544       1.512       495,917
                                                                                       2017   1.506       1.544       550,971
                                                                                       2016   1.496       1.506       610,483
                                                                                       2015   1.525       1.496       775,966
                                                                                       2014   1.491       1.525       805,397
                                                                                       2013   1.550       1.491       985,812
                                                                                       2012   1.446       1.550     1,255,619
                                                                                       2011   1.455       1.446     1,493,523
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   2.024       2.033            --
                                                                                       2015   2.068       2.024       314,814
                                                                                       2014   1.900       2.068       316,575
                                                                                       2013   1.459       1.900       430,051
                                                                                       2012   1.347       1.459       449,552
                                                                                       2011   1.535       1.347       508,263
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.562       1.598            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.615
                                                                                           2014   1.576
                                                                                           2013   1.584
                                                                                           2012   1.449
                                                                                           2011   1.427
                                                                                           2010   1.298
                                                                                           2009   1.064
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   2.694
                                                                                           2017   2.345
                                                                                           2016   2.060
                                                                                           2015   2.175
                                                                                           2014   1.998
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   2.350
                                                                                           2017   1.791
                                                                                           2016   1.826
                                                                                           2015   1.754
                                                                                           2014   1.644
                                                                                           2013   1.250
                                                                                           2012   1.116
                                                                                           2011   1.251
                                                                                           2010   1.066
                                                                                           2009   0.849
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.910
                                                                                           2017   0.919
                                                                                           2016   0.934
                                                                                           2015   0.951
                                                                                           2014   0.970
                                                                                           2013   0.988
                                                                                           2012   1.007
                                                                                           2011   1.027
                                                                                           2010   1.046
                                                                                           2009   1.062
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.529
                                                                                           2017   1.358
                                                                                           2016   1.292
                                                                                           2015   1.334
                                                                                           2014   1.292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.574
                                                                                           2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.267
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   2.357
                                                                                           2017   2.022
                                                                                           2016   1.993
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.923
                                                                                           2017   1.431
                                                                                           2016   1.460
                                                                                           2015   1.346
                                                                                           2014   1.262
                                                                                           2013   0.941
                                                                                           2012   0.980
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018   1.621
                                                                                           2017   1.473
                                                                                           2016   1.378
                                                                                           2015   1.410
                                                                                           2014   1.327
                                                                                           2013   1.139
                                                                                           2012   1.043
                                                                                           2011   1.041
                                                                                           2010   0.966
                                                                                           2009   0.832
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018   1.612



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.562       727,463
                                                                                           1.615       757,168
                                                                                           1.576       984,336
                                                                                           1.584     1,047,284
                                                                                           1.449     1,145,450
                                                                                           1.427     1,149,453
                                                                                           1.298     1,372,955
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.404            --
                                                                                           2.694            --
                                                                                           2.345            --
                                                                                           2.060         1,907
                                                                                           2.175         1,911
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.358        77,740
                                                                                           2.350        82,395
                                                                                           1.791        96,977
                                                                                           1.826       110,599
                                                                                           1.754       115,454
                                                                                           1.644       157,112
                                                                                           1.250       172,166
                                                                                           1.116       225,571
                                                                                           1.251       300,125
                                                                                           1.066       375,109
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.909       575,990
                                                                                           0.910       581,694
                                                                                           0.919       575,642
                                                                                           0.934       651,702
                                                                                           0.951       682,303
                                                                                           0.970       915,161
                                                                                           0.988     1,028,030
                                                                                           1.007     1,353,079
                                                                                           1.027     1,614,808
                                                                                           1.046     2,112,368
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.408     1,752,644
                                                                                           1.529     1,850,023
                                                                                           1.358     1,920,119
                                                                                           1.292     2,010,427
                                                                                           1.334     2,022,934
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.419     1,282,113
                                                                                           1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.304       354,999
                                                                                           2.357       433,862
                                                                                           2.022       505,392
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.889       277,478
                                                                                           1.923       288,238
                                                                                           1.431       349,850
                                                                                           1.460       448,568
                                                                                           1.346       497,784
                                                                                           1.262       275,015
                                                                                           0.941       358,234
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.498       178,251
                                                                                           1.621       188,173
                                                                                           1.473        80,437
                                                                                           1.378        89,272
                                                                                           1.410        98,130
                                                                                           1.327       188,482
                                                                                           1.139       210,762
                                                                                           1.043       283,598
                                                                                           1.041       395,524
                                                                                           0.966       471,387
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.419       220,114

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.397       1.612      232,327
                                                                                          2016    1.248       1.397      239,054
                                                                                          2015    1.277       1.248      363,312
                                                                                          2014    1.176       1.277      352,620
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.806       1.648      102,293
                                                                                          2017    1.594       1.806      156,768
                                                                                          2016    1.372       1.594      167,525
                                                                                          2015    1.393       1.372      204,691
                                                                                          2014    1.424       1.393      217,273
                                                                                          2013    1.144       1.424      369,840
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   30.131      28.403       38,325
                                                                                          2017   28.436      30.131       39,066
                                                                                          2016   27.483      28.436       38,986
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.832       2.637      248,399
                                                                                          2017    2.394       2.832      260,137
                                                                                          2016    2.102       2.394      265,878
                                                                                          2015    2.224       2.102      301,245
                                                                                          2014    2.085       2.224      319,251
                                                                                          2013    1.638       2.085      423,811
                                                                                          2012    1.491       1.638      553,736
                                                                                          2011    1.434       1.491      718,598
                                                                                          2010    1.211       1.434      756,580
                                                                                          2009    1.052       1.211      824,397
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    2.929       2.719      110,059
                                                                                          2017    2.459       2.929      115,165
                                                                                          2016    2.406       2.459      141,591
                                                                                          2015    2.519       2.406      189,832
                                                                                          2014    2.389       2.519      185,574
                                                                                          2013    1.762       2.389      225,615
                                                                                          2012    1.620       1.762      272,336
                                                                                          2011    1.735       1.620      284,890
                                                                                          2010    1.386       1.735      376,756
                                                                                          2009    0.984       1.386      416,354
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    2.241       1.859      285,073
                                                                                          2017    1.957       2.241      277,277
                                                                                          2016    1.861       1.957      307,906
                                                                                          2015    2.028       1.861      309,725
                                                                                          2014    2.326       2.028      487,286
                                                                                          2013    1.928       2.326      519,935
                                                                                          2012    1.662       1.928      561,321
                                                                                          2011    1.895       1.662      743,191
                                                                                          2010    1.782       1.895      771,223
                                                                                          2009    1.325       1.782      611,549
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    3.114       2.794      105,036
                                                                                          2017    2.736       3.114      106,272
                                                                                          2016    2.763       2.736      116,841
                                                                                          2015    2.872       2.763      116,252
                                                                                          2014    2.437       2.872      117,316
                                                                                          2013    1.686       2.437      138,177
                                                                                          2012    1.450       1.686      167,592
                                                                                          2011    1.447       1.450      290,200
                                                                                          2010    1.183       1.447      318,358
                                                                                          2009    0.898       1.183      567,575
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    1.986       1.995           --
                                                                                          2013    1.532       1.986       24,248
                                                                                          2012    1.358       1.532       24,566
                                                                                          2011    1.475       1.358       37,918
                                                                                          2010    1.289       1.475       24,528
                                                                                          2009    1.016       1.289       77,694
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07).............. 2018    2.283       2.128       27,555

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.955       2.283        38,307
                                                                                2016   1.736       1.955        52,358
                                                                                2015   1.852       1.736        68,159
                                                                                2014   1.663       1.852        58,682
                                                                                2013   1.348       1.663        82,284
                                                                                2012   1.205       1.348       114,878
                                                                                2011   1.140       1.205       119,021
                                                                                2010   1.036       1.140        98,536
                                                                                2009   0.861       1.036       106,270
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.305       1.333            --
                                                                                2010   1.221       1.305     1,053,803
                                                                                2009   1.061       1.221     1,187,568
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.355       1.349            --
                                                                                2013   1.074       1.355       363,544
                                                                                2012   0.990       1.074       466,107
                                                                                2011   1.047       0.990       501,939
                                                                                2010   0.977       1.047       522,259
                                                                                2009   0.860       0.977       679,881
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.440       1.538            --
                                                                                2010   1.268       1.440       604,327
                                                                                2009   1.035       1.268       710,132
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.737       0.734            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.323       1.417            --
                                                                                2009   0.843       1.323       728,296
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.741       0.708            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.686       0.721            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.216       1.110            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.751       0.772            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.073       1.023            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.109       1.172            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.748       2.703            --
                                                                                2013   2.863       2.748       191,675
                                                                                2012   2.614       2.863       198,739
                                                                                2011   3.488       2.614       191,269
                                                                                2010   3.075       3.488       243,922
                                                                                2009   1.801       3.075       267,340
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.114       2.158            --
                                                                                2013   1.672       2.114       375,348
                                                                                2012   1.550       1.672       469,710
                                                                                2011   1.494       1.550       660,307
                                                                                2010   1.277       1.494       700,827
                                                                                2009   1.143       1.277       742,961
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.386       1.402            --
                                                                                2013   1.185       1.386     1,497,849
                                                                                2012   1.079       1.185     1,564,586
                                                                                2011   1.137       1.079     1,690,790
                                                                                2010   1.010       1.137     2,305,243
                                                                                2009   0.776       1.010     2,370,228
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.378       1.394            --
                                                                                2013   1.208       1.378     1,256,519
                                                                                2012   1.103       1.208     1,601,034
                                                                                2011   1.149       1.103     2,259,111
                                                                                2010   1.028       1.149     2,211,343
                                                                                2009   0.797       1.028     2,250,870
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.999       2.368        99,056

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2017   2.707       2.999       101,837
                                                                     2016   2.374       2.707       105,923
                                                                     2015   2.584       2.374       144,347
                                                                     2014   2.294       2.584       166,292
                                                                     2013   1.761       2.294       196,829
                                                                     2012   1.620       1.761       222,836
                                                                     2011   1.753       1.620       273,080
                                                                     2010   1.516       1.753       327,642
                                                                     2009   1.233       1.516       349,051
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   3.331       3.022        65,004
                                                                     2017   3.286       3.331        65,123
                                                                     2016   3.165       3.286        72,198
                                                                     2015   3.086       3.165       115,749
                                                                     2014   2.409       3.086       121,666
                                                                     2013   2.418       2.409       155,811
                                                                     2012   2.123       2.418       203,467
                                                                     2011   1.972       2.123       226,686
                                                                     2010   1.563       1.972       239,153
                                                                     2009   1.211       1.563       239,532





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.162       2.059       606,278
                                                                                       2017   2.045       2.162       761,527
                                                                                       2016   1.830       2.045       973,361
                                                                                       2015   1.945       1.830     1,224,667
                                                                                       2014   1.920       1.945     1,577,874
                                                                                       2013   1.790       1.920     2,014,223
                                                                                       2012   1.567       1.790     2,609,942
                                                                                       2011   1.561       1.567     2,728,963
                                                                                       2010   1.481       1.561     3,271,656
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.761       2.323     1,119,991
                                                                                       2017   2.194       2.761     1,184,277
                                                                                       2016   2.006       2.194     1,266,849
                                                                                       2015   2.374       2.006     1,454,803
                                                                                       2014   2.504       2.374     1,783,307
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.868       0.824            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.798       2.410       679,106
                                                                                       2017   2.417       2.798       774,674
                                                                                       2016   2.101       2.417       969,272
                                                                                       2015   2.279       2.101     1,321,545
                                                                                       2014   2.148       2.279     1,547,788
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.290       1.931       434,530
                                                                                       2017   1.822       2.290       505,626
                                                                                       2016   1.874       1.822       565,476
                                                                                       2015   1.946       1.874       624,864
                                                                                       2014   2.132       1.946       878,317
                                                                                       2013   1.823       2.132     1,172,017
                                                                                       2012   1.593       1.823     1,453,642
                                                                                       2011   1.819       1.593     1,712,926
                                                                                       2010   1.665       1.819     1,992,980
                                                                                       2009   1.291       1.665     2,268,150
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.046       1.132            --
                                                                                       2012   1.013       1.046     1,510,570
                                                                                       2011   1.090       1.013     1,694,566
                                                                                       2010   0.905       1.090     1,901,482
                                                                                       2009   0.675       0.905     1,947,311
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.874       0.981            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.903       0.874      1,363,527
                                                                           2010   0.842       0.903      1,957,938
                                                                           2009   0.597       0.842      2,213,566
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.780       1.516        447,824
                                                                           2017   1.327       1.780        473,555
                                                                           2016   1.350       1.327        557,917
                                                                           2015   1.325       1.350        621,283
                                                                           2014   1.322       1.325        811,445
                                                                           2013   1.061       1.322      1,108,640
                                                                           2012   0.893       1.061      1,317,995
                                                                           2011   0.994       0.893      1,664,735
                                                                           2010   0.874       0.994      2,059,785
                                                                           2009   0.638       0.874      2,448,440
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.533       1.500      2,867,497
                                                                           2017   1.496       1.533      3,192,394
                                                                           2016   1.486       1.496      3,697,500
                                                                           2015   1.516       1.486      4,559,927
                                                                           2014   1.483       1.516      5,625,263
                                                                           2013   1.542       1.483      7,745,514
                                                                           2012   1.439       1.542      9,914,970
                                                                           2011   1.449       1.439     11,964,581
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   2.011       2.020          1,025
                                                                           2015   2.056       2.011        667,475
                                                                           2014   1.890       2.056        805,240
                                                                           2013   1.452       1.890      1,298,910
                                                                           2012   1.341       1.452      1,799,442
                                                                           2011   1.528       1.341      2,394,654
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.552       1.587             --
                                                                           2015   1.606       1.552      1,690,864
                                                                           2014   1.568       1.606      2,469,992
                                                                           2013   1.576       1.568      3,060,570
                                                                           2012   1.442       1.576      7,802,658
                                                                           2011   1.422       1.442      8,390,112
                                                                           2010   1.294       1.422      9,699,285
                                                                           2009   1.060       1.294      6,183,121
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.674       2.385        284,188
                                                                           2017   2.329       2.674        341,183
                                                                           2016   2.046       2.329        397,974
                                                                           2015   2.162       2.046        446,811
                                                                           2014   1.986       2.162        521,291
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.333       2.339        231,554
                                                                           2017   1.778       2.333        278,606
                                                                           2016   1.815       1.778        356,989
                                                                           2015   1.744       1.815        382,642
                                                                           2014   1.635       1.744        530,630
                                                                           2013   1.244       1.635        671,869
                                                                           2012   1.111       1.244        954,677
                                                                           2011   1.246       1.111      1,124,054
                                                                           2010   1.062       1.246      1,198,533
                                                                           2009   0.847       1.062      1,405,135
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.903       0.902      3,360,216
                                                                           2017   0.913       0.903      3,068,697
                                                                           2016   0.928       0.913      4,434,629
                                                                           2015   0.946       0.928      4,522,833
                                                                           2014   0.964       0.946      5,646,164
                                                                           2013   0.983       0.964      8,587,314
                                                                           2012   1.003       0.983     10,420,766
                                                                           2011   1.023       1.003     11,956,896
                                                                           2010   1.043       1.023     13,426,853
                                                                           2009   1.059       1.043     14,243,930
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.520       1.399      2,030,550
                                                                           2017   1.351       1.520      2,452,471
                                                                           2016   1.286       1.351      2,486,570
                                                                           2015   1.328       1.286      3,612,003
                                                                           2014   1.287       1.328      5,977,551
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.565       1.410        814,116

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.339
                                                                                           2016    1.263
                                                                                           2015    1.310
                                                                                           2014    1.262
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.340
                                                                                           2017    2.008
                                                                                           2016    1.980
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.912
                                                                                           2017    1.423
                                                                                           2016    1.453
                                                                                           2015    1.341
                                                                                           2014    1.257
                                                                                           2013    0.937
                                                                                           2012    0.980
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.612
                                                                                           2017    1.465
                                                                                           2016    1.372
                                                                                           2015    1.404
                                                                                           2014    1.321
                                                                                           2013    1.135
                                                                                           2012    1.040
                                                                                           2011    1.038
                                                                                           2010    0.964
                                                                                           2009    0.831
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.608
                                                                                           2017    1.395
                                                                                           2016    1.246
                                                                                           2015    1.276
                                                                                           2014    1.175
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.795
                                                                                           2017    1.585
                                                                                           2016    1.365
                                                                                           2015    1.386
                                                                                           2014    1.418
                                                                                           2013    1.140
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   29.783
                                                                                           2017   28.123
                                                                                           2016   27.189
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.811
                                                                                           2017    2.377
                                                                                           2016    2.089
                                                                                           2015    2.211
                                                                                           2014    2.073
                                                                                           2013    1.630
                                                                                           2012    1.485
                                                                                           2011    1.428
                                                                                           2010    1.207
                                                                                           2009    1.049
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    2.907
                                                                                           2017    2.442
                                                                                           2016    2.390
                                                                                           2015    2.504
                                                                                           2014    2.376
                                                                                           2013    1.753
                                                                                           2012    1.613
                                                                                           2011    1.728
                                                                                           2010    1.381
                                                                                           2009    0.981
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.224



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.565    1,078,730
                                                                                            1.339    1,556,661
                                                                                            1.263    1,871,870
                                                                                            1.310    3,734,612
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.286      708,881
                                                                                            2.340      767,715
                                                                                            2.008      924,755
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.877    1,234,952
                                                                                            1.912    1,393,965
                                                                                            1.423    1,595,466
                                                                                            1.453    1,843,449
                                                                                            1.341    2,365,180
                                                                                            1.257      755,197
                                                                                            0.937    1,068,502
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.489      227,986
                                                                                            1.612      240,235
                                                                                            1.465      443,239
                                                                                            1.372      479,255
                                                                                            1.404      547,902
                                                                                            1.321      733,193
                                                                                            1.135      873,486
                                                                                            1.040      924,971
                                                                                            1.038    1,546,348
                                                                                            0.964    1,644,787
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.415      189,253
                                                                                            1.608      193,134
                                                                                            1.395      235,203
                                                                                            1.246      309,472
                                                                                            1.276      872,340
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.637      420,714
                                                                                            1.795      478,751
                                                                                            1.585      530,610
                                                                                            1.365      657,025
                                                                                            1.386      976,752
                                                                                            1.418    1,172,123
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 28.062       62,651
                                                                                           29.783       71,608
                                                                                           28.123       87,408
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.616    1,076,623
                                                                                            2.811    1,144,874
                                                                                            2.377    1,244,459
                                                                                            2.089    1,531,969
                                                                                            2.211    1,754,270
                                                                                            2.073    2,165,360
                                                                                            1.630    1,367,990
                                                                                            1.485    1,685,048
                                                                                            1.428    2,002,862
                                                                                            1.207    2,180,341
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  2.698      188,192
                                                                                            2.907      202,556
                                                                                            2.442      292,900
                                                                                            2.390      322,755
                                                                                            2.504      636,861
                                                                                            2.376      786,674
                                                                                            1.753      950,102
                                                                                            1.613    1,162,653
                                                                                            1.728    1,281,787
                                                                                            1.381    1,537,321
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.844      449,256

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.943       2.224       507,795
                                                                                   2016   1.849       1.943       589,479
                                                                                   2015   2.016       1.849       696,679
                                                                                   2014   2.314       2.016       902,360
                                                                                   2013   1.918       2.314     1,334,077
                                                                                   2012   1.655       1.918     1,686,139
                                                                                   2011   1.888       1.655     1,916,960
                                                                                   2010   1.776       1.888     2,137,164
                                                                                   2009   1.321       1.776     2,311,954
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   3.091       2.772       183,619
                                                                                   2017   2.718       3.091       205,614
                                                                                   2016   2.745       2.718       280,438
                                                                                   2015   2.855       2.745       341,929
                                                                                   2014   2.424       2.855       586,529
                                                                                   2013   1.677       2.424       721,027
                                                                                   2012   1.444       1.677       985,317
                                                                                   2011   1.441       1.444     1,194,931
                                                                                   2010   1.178       1.441     1,358,390
                                                                                   2009   0.895       1.178     1,432,095
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.976       1.984            --
                                                                                   2013   1.524       1.976       673,522
                                                                                   2012   1.352       1.524       901,294
                                                                                   2011   1.470       1.352     1,190,370
                                                                                   2010   1.285       1.470     1,288,932
                                                                                   2009   1.013       1.285     1,386,700
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.266       2.111       131,665
                                                                                   2017   1.942       2.266       149,474
                                                                                   2016   1.725       1.942       185,905
                                                                                   2015   1.841       1.725       209,881
                                                                                   2014   1.654       1.841       221,473
                                                                                   2013   1.342       1.654       371,280
                                                                                   2012   1.200       1.342       468,141
                                                                                   2011   1.136       1.200       416,216
                                                                                   2010   1.033       1.136       443,997
                                                                                   2009   0.859       1.033       474,248
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.303       1.330            --
                                                                                   2010   1.220       1.303     3,289,317
                                                                                   2009   1.060       1.220     3,142,616
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.349       1.342            --
                                                                                   2013   1.069       1.349       775,817
                                                                                   2012   0.986       1.069       915,418
                                                                                   2011   1.044       0.986     1,046,935
                                                                                   2010   0.974       1.044     1,138,423
                                                                                   2009   0.858       0.974     1,187,053
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.434       1.532            --
                                                                                   2010   1.264       1.434     2,992,877
                                                                                   2009   1.031       1.264     3,333,577
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.735       0.733            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.319       1.412            --
                                                                                   2009   0.840       1.319     7,062,089
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.739       0.706            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.684       0.719            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.212       1.106            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.749       0.770            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.070       1.020            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.106       1.168            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.733       2.688           126

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.849       2.733       479,658
                                                                              2012   2.602       2.849       578,060
                                                                              2011   3.474       2.602       652,124
                                                                              2010   3.064       3.474       841,582
                                                                              2009   1.795       3.064       986,020
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.103       2.146            --
                                                                              2013   1.664       2.103       682,862
                                                                              2012   1.543       1.664     1,123,160
                                                                              2011   1.488       1.543     1,412,201
                                                                              2010   1.272       1.488     1,631,634
                                                                              2009   1.139       1.272     1,781,568
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.380       1.395            --
                                                                              2013   1.180       1.380     1,344,754
                                                                              2012   1.076       1.180     1,614,915
                                                                              2011   1.134       1.076     1,647,681
                                                                              2010   1.008       1.134     1,905,892
                                                                              2009   0.774       1.008     2,164,920
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.372       1.388            --
                                                                              2013   1.203       1.372     3,336,768
                                                                              2012   1.100       1.203     4,077,886
                                                                              2011   1.145       1.100     4,476,623
                                                                              2010   1.025       1.145     4,423,472
                                                                              2009   0.795       1.025     5,477,304
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   2.976       2.350       239,142
                                                                              2017   2.689       2.976       266,177
                                                                              2016   2.359       2.689       307,513
                                                                              2015   2.569       2.359       361,977
                                                                              2014   2.281       2.569       499,843
                                                                              2013   1.752       2.281       707,985
                                                                              2012   1.613       1.752     1,036,482
                                                                              2011   1.746       1.613     1,149,552
                                                                              2010   1.510       1.746     1,276,191
                                                                              2009   1.230       1.510     1,415,860
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   3.306       2.998       164,880
                                                                              2017   3.264       3.306       186,515
                                                                              2016   3.145       3.264       228,860
                                                                              2015   3.068       3.145       277,797
                                                                              2014   2.396       3.068       358,632
                                                                              2013   2.406       2.396       444,907
                                                                              2012   2.114       2.406       562,826
                                                                              2011   1.964       2.114       868,741
                                                                              2010   1.558       1.964       994,346
                                                                              2009   1.208       1.558     1,105,654





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.146       2.043           --
                                                                                       2017   2.032       2.146           --
                                                                                       2016   1.819       2.032           --
                                                                                       2015   1.933       1.819           --
                                                                                       2014   1.910       1.933           --
                                                                                       2013   1.782       1.910           --
                                                                                       2012   1.560       1.782           --
                                                                                       2011   1.555       1.560           --
                                                                                       2010   1.475       1.555        1,970
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.470       2.077           --
                                                                                       2017   1.963       2.470           --
                                                                                       2016   1.796       1.963           --
                                                                                       2015   2.127       1.796           --
                                                                                       2014   2.244       2.127           --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)....... 2009   0.816       0.774           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)........................... 2018   2.514       2.164           --
                                                                               2017   2.173       2.514           --
                                                                               2016   1.890       2.173           --
                                                                               2015   2.051       1.890           --
                                                                               2014   1.933       2.051       96,889
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2018   2.083       1.756           --
                                                                               2017   1.658       2.083           --
                                                                               2016   1.707       1.658           --
                                                                               2015   1.773       1.707           --
                                                                               2014   1.944       1.773           --
                                                                               2013   1.663       1.944           --
                                                                               2012   1.454       1.663           --
                                                                               2011   1.661       1.454           --
                                                                               2010   1.521       1.661           --
                                                                               2009   1.179       1.521           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.042       1.127           --
                                                                               2012   1.010       1.042           --
                                                                               2011   1.087       1.010           --
                                                                               2010   0.903       1.087           --
                                                                               2009   0.674       0.903           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.871       0.978           --
                                                                               2011   0.901       0.871           --
                                                                               2010   0.840       0.901           --
                                                                               2009   0.597       0.840       28,859
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................. 2018   1.769       1.506           --
                                                                               2017   1.320       1.769           --
                                                                               2016   1.344       1.320           --
                                                                               2015   1.319       1.344           --
                                                                               2014   1.317       1.319           --
                                                                               2013   1.057       1.317       26,586
                                                                               2012   0.890       1.057       26,586
                                                                               2011   0.992       0.890       26,586
                                                                               2010   0.873       0.992       26,586
                                                                               2009   0.637       0.873       26,597
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)......................... 2018   1.487       1.454           --
                                                                               2017   1.451       1.487           --
                                                                               2016   1.443       1.451           --
                                                                               2015   1.472       1.443           --
                                                                               2014   1.441       1.472           --
                                                                               2013   1.499       1.441           --
                                                                               2012   1.400       1.499           --
                                                                               2011   1.410       1.400           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.871       1.879           --
                                                                               2015   1.914       1.871           --
                                                                               2014   1.760       1.914           --
                                                                               2013   1.353       1.760       36,331
                                                                               2012   1.251       1.353       36,331
                                                                               2011   1.426       1.251       36,331
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.542       1.577           --
                                                                               2015   1.596       1.542       11,143
                                                                               2014   1.559       1.596       11,148
                                                                               2013   1.569       1.559       11,153
                                                                               2012   1.436       1.569       11,158
                                                                               2011   1.416       1.436       11,165
                                                                               2010   1.289       1.416       11,172
                                                                               2009   1.057       1.289       11,179
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2018   2.405       2.143           --
                                                                               2017   2.096       2.405           --
                                                                               2016   1.842       2.096           --
                                                                               2015   1.947       1.842           --
                                                                               2014   1.790       1.947           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)............ 2018   2.182       2.187           --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.665
                                                                                           2016    1.699
                                                                                           2015    1.634
                                                                                           2014    1.533
                                                                                           2013    1.167
                                                                                           2012    1.043
                                                                                           2011    1.170
                                                                                           2010    0.998
                                                                                           2009    0.795
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.898
                                                                                           2017    0.908
                                                                                           2016    0.924
                                                                                           2015    0.942
                                                                                           2014    0.961
                                                                                           2013    0.981
                                                                                           2012    1.000
                                                                                           2011    1.021
                                                                                           2010    1.041
                                                                                           2009    1.058
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.511
                                                                                           2017    1.344
                                                                                           2016    1.280
                                                                                           2015    1.323
                                                                                           2014    1.282
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.556
                                                                                           2017    1.332
                                                                                           2016    1.257
                                                                                           2015    1.304
                                                                                           2014    1.257
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.323
                                                                                           2017    1.994
                                                                                           2016    1.967
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.901
                                                                                           2017    1.416
                                                                                           2016    1.446
                                                                                           2015    1.335
                                                                                           2014    1.252
                                                                                           2013    0.934
                                                                                           2012    0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.603
                                                                                           2017    1.457
                                                                                           2016    1.365
                                                                                           2015    1.398
                                                                                           2014    1.316
                                                                                           2013    1.131
                                                                                           2012    1.037
                                                                                           2011    1.036
                                                                                           2010    0.962
                                                                                           2009    0.830
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.604
                                                                                           2017    1.392
                                                                                           2016    1.245
                                                                                           2015    1.274
                                                                                           2014    1.175
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.784
                                                                                           2017    1.576
                                                                                           2016    1.358
                                                                                           2015    1.380
                                                                                           2014    1.412
                                                                                           2013    1.135
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   29.440
                                                                                           2017   27.812
                                                                                           2016   26.898
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.649



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.182          --
                                                                                            1.665          --
                                                                                            1.699          --
                                                                                            1.634          --
                                                                                            1.533          --
                                                                                            1.167          --
                                                                                            1.043          --
                                                                                            1.170          --
                                                                                            0.998          --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.896          --
                                                                                            0.898          --
                                                                                            0.908          --
                                                                                            0.924          --
                                                                                            0.942          --
                                                                                            0.961          --
                                                                                            0.981          --
                                                                                            1.000          --
                                                                                            1.021      13,623
                                                                                            1.041      13,630
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.391          --
                                                                                            1.511          --
                                                                                            1.344          --
                                                                                            1.280          --
                                                                                            1.323          --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.402          --
                                                                                            1.556          --
                                                                                            1.332          --
                                                                                            1.257          --
                                                                                            1.304          --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.268          --
                                                                                            2.323          --
                                                                                            1.994          --
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.865          --
                                                                                            1.901          --
                                                                                            1.416       7,905
                                                                                            1.446       7,908
                                                                                            1.335       7,912
                                                                                            1.252          --
                                                                                            0.934          --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.479          --
                                                                                            1.603          --
                                                                                            1.457      13,066
                                                                                            1.365      13,071
                                                                                            1.398      13,077
                                                                                            1.316      13,083
                                                                                            1.131      13,090
                                                                                            1.037      13,097
                                                                                            1.036      13,105
                                                                                            0.962      13,114
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.411          --
                                                                                            1.604          --
                                                                                            1.392          --
                                                                                            1.245          --
                                                                                            1.274          --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.626          --
                                                                                            1.784          --
                                                                                            1.576          --
                                                                                            1.358          --
                                                                                            1.380          --
                                                                                            1.412          --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 27.724          --
                                                                                           29.440          --
                                                                                           27.812         652
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.464          --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.241       2.649           --
                                                                                   2016   1.970       2.241           --
                                                                                   2015   2.086       1.970           --
                                                                                   2014   1.958       2.086           --
                                                                                   2013   1.540       1.958           --
                                                                                   2012   1.403       1.540           --
                                                                                   2011   1.351       1.403           --
                                                                                   2010   1.142       1.351           --
                                                                                   2009   0.993       1.142           --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   2.651       2.459           --
                                                                                   2017   2.228       2.651           --
                                                                                   2016   2.182       2.228           --
                                                                                   2015   2.287       2.182           --
                                                                                   2014   2.171       2.287           --
                                                                                   2013   1.603       2.171           --
                                                                                   2012   1.475       1.603           --
                                                                                   2011   1.582       1.475           --
                                                                                   2010   1.264       1.582           --
                                                                                   2009   0.898       1.264           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   2.013       1.668           --
                                                                                   2017   1.760       2.013           --
                                                                                   2016   1.675       1.760           --
                                                                                   2015   1.828       1.675           --
                                                                                   2014   2.098       1.828           --
                                                                                   2013   1.741       2.098           --
                                                                                   2012   1.502       1.741           --
                                                                                   2011   1.715       1.502           --
                                                                                   2010   1.614       1.715           --
                                                                                   2009   1.201       1.614        8,040
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.816       2.523           --
                                                                                   2017   2.476       2.816           --
                                                                                   2016   2.503       2.476           --
                                                                                   2015   2.604       2.503           --
                                                                                   2014   2.213       2.604           --
                                                                                   2013   1.532       2.213           --
                                                                                   2012   1.319       1.532           --
                                                                                   2011   1.317       1.319           --
                                                                                   2010   1.078       1.317           --
                                                                                   2009   0.819       1.078           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.780       1.787           --
                                                                                   2013   1.374       1.780           --
                                                                                   2012   1.219       1.374           --
                                                                                   2011   1.326       1.219           --
                                                                                   2010   1.160       1.326           --
                                                                                   2009   0.915       1.160           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.132       1.986           --
                                                                                   2017   1.828       2.132           --
                                                                                   2016   1.625       1.828           --
                                                                                   2015   1.734       1.625           --
                                                                                   2014   1.559       1.734           --
                                                                                   2013   1.266       1.559           --
                                                                                   2012   1.132       1.266           --
                                                                                   2011   1.072       1.132           --
                                                                                   2010   0.976       1.072           --
                                                                                   2009   0.812       0.976           --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.301       1.328           --
                                                                                   2010   1.219       1.301           --
                                                                                   2009   1.060       1.219           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.343       1.336           --
                                                                                   2013   1.065       1.343           --
                                                                                   2012   0.983       1.065           --
                                                                                   2011   1.041       0.983           --
                                                                                   2010   0.972       1.041        6,377
                                                                                   2009   0.857       0.972        6,380
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.338       1.429           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.179       1.338       36,331
                                                                                2009   0.963       1.179       36,347
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.734       0.731           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.238       1.325           --
                                                                                2009   0.789       1.238        2,193
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.738       0.705           --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.644       0.678           --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.127       1.028           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.747       0.768           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.955       0.910           --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.061       1.121           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.481       2.439           --
                                                                                2013   2.588       2.481           --
                                                                                2012   2.365       2.588           --
                                                                                2011   3.158       2.365           --
                                                                                2010   2.787       3.158       11,761
                                                                                2009   1.634       2.787       11,766
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.937       1.976           --
                                                                                2013   1.534       1.937           --
                                                                                2012   1.423       1.534           --
                                                                                2011   1.372       1.423           --
                                                                                2010   1.174       1.372           --
                                                                                2009   1.052       1.174           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.374       1.389           --
                                                                                2013   1.176       1.374       32,365
                                                                                2012   1.072       1.176       32,365
                                                                                2011   1.131       1.072       32,365
                                                                                2010   1.005       1.131       60,795
                                                                                2009   0.773       1.005       85,186
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.366       1.382           --
                                                                                2013   1.199       1.366           --
                                                                                2012   1.096       1.199           --
                                                                                2011   1.142       1.096           --
                                                                                2010   1.023       1.142        2,481
                                                                                2009   0.794       1.023        2,483
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.690       2.122           --
                                                                                2017   2.431       2.690           --
                                                                                2016   2.134       2.431           --
                                                                                2015   2.325       2.134           --
                                                                                2014   2.066       2.325           --
                                                                                2013   1.588       2.066           --
                                                                                2012   1.462       1.588           --
                                                                                2011   1.584       1.462           --
                                                                                2010   1.370       1.584           --
                                                                                2009   1.116       1.370           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   3.164       2.867           --
                                                                                2017   3.125       3.164           --
                                                                                2016   3.012       3.125           --
                                                                                2015   2.940       3.012           --
                                                                                2014   2.298       2.940           --
                                                                                2013   2.308       2.298           --
                                                                                2012   2.029       2.308           --
                                                                                2011   1.886       2.029           --
                                                                                2010   1.497       1.886           --
                                                                                2009   1.161       1.497           --

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.962       1.867       244,854
                                                                                       2017   1.858       1.962       312,795
                                                                                       2016   1.664       1.858       367,998
                                                                                       2015   1.770       1.664       424,015
                                                                                       2014   1.749       1.770       572,224
                                                                                       2013   1.633       1.749       769,842
                                                                                       2012   1.431       1.633       882,635
                                                                                       2011   1.427       1.431     1,073,684
                                                                                       2010   1.354       1.427     1,214,565
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.909       1.605       714,028
                                                                                       2017   1.518       1.909       731,938
                                                                                       2016   1.390       1.518       871,677
                                                                                       2015   1.646       1.390     1,026,719
                                                                                       2014   1.737       1.646     1,372,884
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.717       0.680            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.160       1.859       513,520
                                                                                       2017   1.868       2.160       610,269
                                                                                       2016   1.626       1.868       742,846
                                                                                       2015   1.765       1.626       908,330
                                                                                       2014   1.664       1.765     1,279,045
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.785       1.504       241,401
                                                                                       2017   1.422       1.785       238,918
                                                                                       2016   1.464       1.422       294,151
                                                                                       2015   1.521       1.464       523,138
                                                                                       2014   1.669       1.521       564,463
                                                                                       2013   1.428       1.669       577,341
                                                                                       2012   1.249       1.428       644,823
                                                                                       2011   1.428       1.249       742,717
                                                                                       2010   1.308       1.428       806,057
                                                                                       2009   1.015       1.308       899,599
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.038       1.123            --
                                                                                       2012   1.006       1.038       305,079
                                                                                       2011   1.084       1.006       411,374
                                                                                       2010   0.901       1.084       344,056
                                                                                       2009   0.672       0.901       471,353
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.869       0.975            --
                                                                                       2011   0.899       0.869       502,572
                                                                                       2010   0.839       0.899       595,440
                                                                                       2009   0.596       0.839       872,686
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.759       1.497       264,909
                                                                                       2017   1.313       1.759       340,976
                                                                                       2016   1.337       1.313       483,099
                                                                                       2015   1.313       1.337       586,004
                                                                                       2014   1.312       1.313       654,666
                                                                                       2013   1.054       1.312       748,923
                                                                                       2012   0.888       1.054       840,427
                                                                                       2011   0.989       0.888       938,770
                                                                                       2010   0.871       0.989     1,210,275
                                                                                       2009   0.636       0.871     1,211,369
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.523       1.489     1,815,024
                                                                                       2017   1.488       1.523     1,884,790
                                                                                       2016   1.480       1.488     2,020,824
                                                                                       2015   1.510       1.480     2,499,795
                                                                                       2014   1.480       1.510     3,622,587
                                                                                       2013   1.540       1.480     4,949,917
                                                                                       2012   1.438       1.540     5,458,014
                                                                                       2011   1.450       1.438     5,532,907
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   1.651       1.658            --
                                                                                       2015   1.690       1.651       503,089
                                                                                       2014   1.555       1.690       686,402
                                                                                       2013   1.196       1.555       743,015
                                                                                       2012   1.106       1.196       895,910
                                                                                       2011   1.261       1.106       958,464
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.617       1.654            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.675
                                                                                           2014   1.637
                                                                                           2013   1.648
                                                                                           2012   1.509
                                                                                           2011   1.489
                                                                                           2010   1.356
                                                                                           2009   1.113
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   2.013
                                                                                           2017   1.755
                                                                                           2016   1.544
                                                                                           2015   1.633
                                                                                           2014   1.501
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   1.909
                                                                                           2017   1.457
                                                                                           2016   1.488
                                                                                           2015   1.431
                                                                                           2014   1.344
                                                                                           2013   1.023
                                                                                           2012   0.915
                                                                                           2011   1.027
                                                                                           2010   0.876
                                                                                           2009   0.699
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.904
                                                                                           2017   0.914
                                                                                           2016   0.930
                                                                                           2015   0.949
                                                                                           2014   0.969
                                                                                           2013   0.989
                                                                                           2012   1.010
                                                                                           2011   1.031
                                                                                           2010   1.052
                                                                                           2009   1.069
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.503
                                                                                           2017   1.337
                                                                                           2016   1.274
                                                                                           2015   1.317
                                                                                           2014   1.277
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.547
                                                                                           2017   1.325
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.252
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   1.957
                                                                                           2017   1.681
                                                                                           2016   1.659
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.890
                                                                                           2017   1.408
                                                                                           2016   1.439
                                                                                           2015   1.329
                                                                                           2014   1.247
                                                                                           2013   0.931
                                                                                           2012   0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018   1.593
                                                                                           2017   1.450
                                                                                           2016   1.358
                                                                                           2015   1.392
                                                                                           2014   1.311
                                                                                           2013   1.128
                                                                                           2012   1.034
                                                                                           2011   1.033
                                                                                           2010   0.961
                                                                                           2009   0.829
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018   1.601



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.617      1,526,204
                                                                                           1.675      1,682,222
                                                                                           1.637      1,805,319
                                                                                           1.648      2,036,889
                                                                                           1.509      2,093,865
                                                                                           1.489      2,287,368
                                                                                           1.356      2,366,429
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.793         52,433
                                                                                           2.013         55,611
                                                                                           1.755         41,448
                                                                                           1.544         55,085
                                                                                           1.633        136,583
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.912         86,754
                                                                                           1.909         94,523
                                                                                           1.457        123,133
                                                                                           1.488        159,573
                                                                                           1.431        170,833
                                                                                           1.344        182,060
                                                                                           1.023        243,919
                                                                                           0.915        266,147
                                                                                           1.027        370,635
                                                                                           0.876        454,397
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.901      2,345,048
                                                                                           0.904      2,001,111
                                                                                           0.914      3,053,455
                                                                                           0.930      3,406,240
                                                                                           0.949      4,193,264
                                                                                           0.969      4,648,465
                                                                                           0.989      4,464,575
                                                                                           1.010      4,936,230
                                                                                           1.031      4,377,837
                                                                                           1.052      6,208,533
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.382      3,592,787
                                                                                           1.503      4,676,638
                                                                                           1.337      5,194,049
                                                                                           1.274      6,827,759
                                                                                           1.317     10,719,815
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.393      1,516,983
                                                                                           1.547      2,053,268
                                                                                           1.325      2,681,243
                                                                                           1.251      3,529,432
                                                                                           1.299      4,585,211
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.910        302,542
                                                                                           1.957        349,256
                                                                                           1.681        436,133
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.854        208,076
                                                                                           1.890        239,727
                                                                                           1.408        349,828
                                                                                           1.439        472,161
                                                                                           1.329        571,728
                                                                                           1.247        363,322
                                                                                           0.931        433,184
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.470        173,222
                                                                                           1.593        174,355
                                                                                           1.450        295,000
                                                                                           1.358        448,124
                                                                                           1.392        452,526
                                                                                           1.311        480,571
                                                                                           1.128        318,644
                                                                                           1.034        274,228
                                                                                           1.033        224,192
                                                                                           0.961        226,540
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.407        459,126

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.389       1.601      510,553
                                                                                          2016    1.243       1.389      600,316
                                                                                          2015    1.273       1.243      755,567
                                                                                          2014    1.174       1.273      891,819
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.772       1.615      134,055
                                                                                          2017    1.566       1.772      133,552
                                                                                          2016    1.350       1.566      109,538
                                                                                          2015    1.373       1.350      199,510
                                                                                          2014    1.406       1.373      248,703
                                                                                          2013    1.131       1.406      311,480
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   29.101      27.391       32,850
                                                                                          2017   27.506      29.101       53,865
                                                                                          2016   26.610      27.506       63,906
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.258       2.100      201,325
                                                                                          2017    1.912       2.258      239,724
                                                                                          2016    1.682       1.912      539,490
                                                                                          2015    1.781       1.682      733,280
                                                                                          2014    1.672       1.781      797,389
                                                                                          2013    1.316       1.672      836,827
                                                                                          2012    1.200       1.316      801,594
                                                                                          2011    1.156       1.200    1,269,002
                                                                                          2010    0.978       1.156    1,226,759
                                                                                          2009    0.850       0.978    1,398,277
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    2.143       1.986      186,675
                                                                                          2017    1.802       2.143      193,518
                                                                                          2016    1.765       1.802      265,049
                                                                                          2015    1.851       1.765      266,454
                                                                                          2014    1.758       1.851      327,815
                                                                                          2013    1.299       1.758      414,244
                                                                                          2012    1.196       1.299      494,219
                                                                                          2011    1.283       1.196      598,907
                                                                                          2010    1.026       1.283      774,324
                                                                                          2009    0.729       1.026      944,764
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    1.639       1.357      397,419
                                                                                          2017    1.433       1.639      400,979
                                                                                          2016    1.365       1.433      520,282
                                                                                          2015    1.490       1.365      658,128
                                                                                          2014    1.712       1.490      909,563
                                                                                          2013    1.421       1.712    1,274,261
                                                                                          2012    1.227       1.421    1,521,960
                                                                                          2011    1.401       1.227    1,699,662
                                                                                          2010    1.319       1.401    1,961,001
                                                                                          2009    0.982       1.319    2,165,533
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    2.407       2.156      217,795
                                                                                          2017    2.118       2.407      254,463
                                                                                          2016    2.142       2.118      426,685
                                                                                          2015    2.229       2.142      541,246
                                                                                          2014    1.895       2.229      649,229
                                                                                          2013    1.312       1.895      728,882
                                                                                          2012    1.131       1.312      892,506
                                                                                          2011    1.130       1.131    1,023,144
                                                                                          2010    0.925       1.130    1,314,696
                                                                                          2009    0.703       0.925    1,521,264
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    1.493       1.499           --
                                                                                          2013    1.153       1.493      179,409
                                                                                          2012    1.024       1.153      286,567
                                                                                          2011    1.114       1.024      337,799
                                                                                          2010    0.975       1.114      362,923
                                                                                          2009    0.769       0.975      382,158
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07).............. 2018    1.996       1.858       94,076

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.712       1.996       103,706
                                                                                2016   1.522       1.712       138,728
                                                                                2015   1.626       1.522       217,373
                                                                                2014   1.462       1.626       235,636
                                                                                2013   1.188       1.462       236,170
                                                                                2012   1.063       1.188       220,534
                                                                                2011   1.007       1.063       149,573
                                                                                2010   0.917       1.007       148,230
                                                                                2009   0.763       0.917       145,296
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.299       1.326            --
                                                                                2010   1.217       1.299     1,337,409
                                                                                2009   1.059       1.217     1,640,777
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.337       1.330            --
                                                                                2013   1.061       1.337       859,952
                                                                                2012   0.980       1.061     1,281,692
                                                                                2011   1.038       0.980     1,270,019
                                                                                2010   0.970       1.038     1,942,715
                                                                                2009   0.855       0.970     2,071,727
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.183       1.264            --
                                                                                2010   1.044       1.183     1,320,670
                                                                                2009   0.853       1.044     1,419,999
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.733       0.730            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.174       1.257            --
                                                                                2009   0.749       1.174     1,091,354
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.736       0.704            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.615       0.646            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.947       0.865            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.732       0.753            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.776       0.739            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.035       1.093            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.005       1.971            --
                                                                                2013   2.092       2.005       615,335
                                                                                2012   1.913       2.092       747,638
                                                                                2011   2.556       1.913       961,399
                                                                                2010   2.257       2.556     1,237,300
                                                                                2009   1.324       2.257     1,346,529
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.717       1.752            --
                                                                                2013   1.361       1.717       782,233
                                                                                2012   1.263       1.361       973,124
                                                                                2011   1.219       1.263     1,056,120
                                                                                2010   1.043       1.219     1,232,318
                                                                                2009   0.935       1.043     1,551,380
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.368       1.383            --
                                                                                2013   1.171       1.368     2,795,925
                                                                                2012   1.068       1.171     3,677,033
                                                                                2011   1.127       1.068     4,537,522
                                                                                2010   1.003       1.127     5,472,978
                                                                                2009   0.771       1.003     7,107,510
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.360       1.375            --
                                                                                2013   1.194       1.360     5,650,064
                                                                                2012   1.092       1.194     6,656,093
                                                                                2011   1.139       1.092     7,773,249
                                                                                2010   1.020       1.139     8,525,714
                                                                                2009   0.792       1.020     9,071,559
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.135       1.684       306,162

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2017   1.931       2.135       333,713
                                                                     2016   1.695       1.931       408,234
                                                                     2015   1.848       1.695       473,046
                                                                     2014   1.643       1.848       589,614
                                                                     2013   1.263       1.643       665,871
                                                                     2012   1.164       1.263       780,565
                                                                     2011   1.261       1.164       891,363
                                                                     2010   1.092       1.261     1,033,910
                                                                     2009   0.890       1.092     1,380,425
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   2.561       2.320       294,850
                                                                     2017   2.530       2.561       320,161
                                                                     2016   2.441       2.530       364,714
                                                                     2015   2.384       2.441       412,845
                                                                     2014   1.863       2.384       458,327
                                                                     2013   1.873       1.863       539,986
                                                                     2012   1.647       1.873       605,900
                                                                     2011   1.532       1.647       798,937
                                                                     2010   1.216       1.532       985,366
                                                                     2009   0.944       1.216     1,135,239





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.115       2.011       641,925
                                                                                       2017   2.004       2.115       757,866
                                                                                       2016   1.796       2.004       887,134
                                                                                       2015   1.911       1.796       987,743
                                                                                       2014   1.890       1.911     1,320,289
                                                                                       2013   1.765       1.890     1,858,484
                                                                                       2012   1.547       1.765     2,391,821
                                                                                       2011   1.543       1.547     2,589,883
                                                                                       2010   1.465       1.543     3,279,515
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.701       2.270       349,070
                                                                                       2017   2.149       2.701       435,788
                                                                                       2016   1.969       2.149       496,540
                                                                                       2015   2.333       1.969       555,525
                                                                                       2014   2.463       2.333       636,421
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.861       0.816            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.737       2.354       544,280
                                                                                       2017   2.369       2.737       685,286
                                                                                       2016   2.062       2.369       796,547
                                                                                       2015   2.240       2.062       898,254
                                                                                       2014   2.113       2.240     1,115,151
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.240       1.886       493,391
                                                                                       2017   1.785       2.240       530,335
                                                                                       2016   1.839       1.785       604,043
                                                                                       2015   1.912       1.839       629,656
                                                                                       2014   2.098       1.912       731,003
                                                                                       2013   1.797       2.098       881,159
                                                                                       2012   1.572       1.797     1,519,887
                                                                                       2011   1.798       1.572     1,846,593
                                                                                       2010   1.649       1.798     2,295,120
                                                                                       2009   1.280       1.649     2,528,677
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.034       1.119            --
                                                                                       2012   1.003       1.034     2,902,562
                                                                                       2011   1.081       1.003     3,074,157
                                                                                       2010   0.899       1.081     2,967,256
                                                                                       2009   0.671       0.899     2,853,449
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.866       0.972            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.897       0.866       986,644
                                                                           2010   0.837       0.897     1,030,290
                                                                           2009   0.595       0.837     1,256,092
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.749       1.487       350,892
                                                                           2017   1.306       1.749       392,733
                                                                           2016   1.331       1.306       441,522
                                                                           2015   1.308       1.331       471,051
                                                                           2014   1.307       1.308       587,077
                                                                           2013   1.050       1.307       960,687
                                                                           2012   0.885       1.050     1,156,456
                                                                           2011   0.987       0.885     1,274,500
                                                                           2010   0.869       0.987     1,435,999
                                                                           2009   0.635       0.869     1,711,634
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.500       1.465     1,962,716
                                                                           2017   1.465       1.500     2,324,021
                                                                           2016   1.459       1.465     2,591,505
                                                                           2015   1.489       1.459     2,932,348
                                                                           2014   1.460       1.489     3,548,098
                                                                           2013   1.520       1.460     4,541,635
                                                                           2012   1.421       1.520     5,700,431
                                                                           2011   1.432       1.421     6,642,169
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   1.973       1.981            --
                                                                           2015   2.020       1.973     1,045,881
                                                                           2014   1.860       2.020     1,141,388
                                                                           2013   1.431       1.860     1,383,665
                                                                           2012   1.324       1.431     1,786,802
                                                                           2011   1.510       1.324     1,989,680
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.523       1.557            --
                                                                           2015   1.578       1.523     1,458,638
                                                                           2014   1.543       1.578     1,849,473
                                                                           2013   1.554       1.543     2,337,105
                                                                           2012   1.424       1.554     3,355,938
                                                                           2011   1.405       1.424     3,917,304
                                                                           2010   1.281       1.405     4,621,907
                                                                           2009   1.051       1.281     4,434,575
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.616       2.329       134,391
                                                                           2017   2.282       2.616       137,803
                                                                           2016   2.008       2.282       169,160
                                                                           2015   2.125       2.008       265,393
                                                                           2014   1.954       2.125       362,386
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.282       2.285       245,368
                                                                           2017   1.742       2.282       314,001
                                                                           2016   1.780       1.742       357,166
                                                                           2015   1.714       1.780       410,041
                                                                           2014   1.609       1.714       489,582
                                                                           2013   1.226       1.609       682,517
                                                                           2012   1.097       1.226       918,842
                                                                           2011   1.232       1.097     1,125,258
                                                                           2010   1.051       1.232     1,076,232
                                                                           2009   0.839       1.051     1,185,612
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.884       0.881     3,364,508
                                                                           2017   0.894       0.884     2,734,729
                                                                           2016   0.910       0.894     3,454,376
                                                                           2015   0.930       0.910     4,430,818
                                                                           2014   0.949       0.930     4,363,690
                                                                           2013   0.969       0.949     7,439,267
                                                                           2012   0.990       0.969     7,890,296
                                                                           2011   1.011       0.990     8,183,980
                                                                           2010   1.032       1.011     7,562,774
                                                                           2009   1.050       1.032     6,572,679
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.494       1.373     4,071,200
                                                                           2017   1.330       1.494     4,332,512
                                                                           2016   1.268       1.330     4,482,718
                                                                           2015   1.311       1.268     5,573,597
                                                                           2014   1.272       1.311     6,244,445
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.538       1.384     1,164,095

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.318
                                                                                           2016    1.245
                                                                                           2015    1.293
                                                                                           2014    1.247
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.289
                                                                                           2017    1.967
                                                                                           2016    1.942
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.879
                                                                                           2017    1.401
                                                                                           2016    1.432
                                                                                           2015    1.323
                                                                                           2014    1.243
                                                                                           2013    0.928
                                                                                           2012    0.970
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.584
                                                                                           2017    1.442
                                                                                           2016    1.352
                                                                                           2015    1.386
                                                                                           2014    1.306
                                                                                           2013    1.124
                                                                                           2012    1.031
                                                                                           2011    1.031
                                                                                           2010    0.959
                                                                                           2009    0.828
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.597
                                                                                           2017    1.387
                                                                                           2016    1.241
                                                                                           2015    1.272
                                                                                           2014    1.174
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.761
                                                                                           2017    1.557
                                                                                           2016    1.343
                                                                                           2015    1.367
                                                                                           2014    1.400
                                                                                           2013    1.126
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   28.766
                                                                                           2017   27.202
                                                                                           2016   26.325
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.750
                                                                                           2017    2.329
                                                                                           2016    2.050
                                                                                           2015    2.173
                                                                                           2014    2.041
                                                                                           2013    1.607
                                                                                           2012    1.466
                                                                                           2011    1.412
                                                                                           2010    1.195
                                                                                           2009    1.040
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    2.844
                                                                                           2017    2.393
                                                                                           2016    2.346
                                                                                           2015    2.461
                                                                                           2014    2.338
                                                                                           2013    1.728
                                                                                           2012    1.592
                                                                                           2011    1.709
                                                                                           2010    1.367
                                                                                           2009    0.973
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.176



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.538    1,472,184
                                                                                            1.318    2,007,419
                                                                                            1.245    2,369,085
                                                                                            1.293    3,686,782
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.233    1,149,280
                                                                                            2.289    1,385,732
                                                                                            1.967    1,560,679
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.842    1,351,933
                                                                                            1.879    1,444,333
                                                                                            1.401    1,631,225
                                                                                            1.432    1,708,850
                                                                                            1.323    1,946,717
                                                                                            1.243      680,249
                                                                                            0.928      892,359
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.461      244,411
                                                                                            1.584      290,234
                                                                                            1.442      380,335
                                                                                            1.352      555,771
                                                                                            1.386      693,712
                                                                                            1.306      793,209
                                                                                            1.124    1,309,935
                                                                                            1.031    1,577,941
                                                                                            1.031    1,909,167
                                                                                            0.959    1,576,510
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.403      156,105
                                                                                            1.597      165,366
                                                                                            1.387      251,917
                                                                                            1.241      264,221
                                                                                            1.272      268,690
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.604      685,575
                                                                                            1.761      727,952
                                                                                            1.557      796,139
                                                                                            1.343      939,814
                                                                                            1.367    1,236,319
                                                                                            1.400    1,653,257
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 27.062       59,761
                                                                                           28.766       67,987
                                                                                           27.202       80,855
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.556      455,329
                                                                                            2.750      496,795
                                                                                            2.329      575,430
                                                                                            2.050      641,532
                                                                                            2.173      840,915
                                                                                            2.041    1,115,181
                                                                                            1.607    1,432,303
                                                                                            1.466    1,613,020
                                                                                            1.412    1,933,499
                                                                                            1.195    1,955,852
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  2.635      359,342
                                                                                            2.844      424,760
                                                                                            2.393      470,880
                                                                                            2.346      522,592
                                                                                            2.461      584,599
                                                                                            2.338      915,595
                                                                                            1.728    1,008,138
                                                                                            1.592    1,134,077
                                                                                            1.709    1,234,868
                                                                                            1.367    1,352,408
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.801      660,713

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.904       2.176       711,917
                                                                                   2016   1.814       1.904       844,709
                                                                                   2015   1.981       1.814       924,580
                                                                                   2014   2.277       1.981     1,025,585
                                                                                   2013   1.891       2.277     1,323,571
                                                                                   2012   1.633       1.891     1,487,788
                                                                                   2011   1.867       1.633     1,773,593
                                                                                   2010   1.758       1.867     1,936,899
                                                                                   2009   1.310       1.758     2,042,661
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   3.024       2.707       245,372
                                                                                   2017   2.663       3.024       287,927
                                                                                   2016   2.694       2.663       336,236
                                                                                   2015   2.805       2.694       366,409
                                                                                   2014   2.386       2.805       408,933
                                                                                   2013   1.653       2.386       549,680
                                                                                   2012   1.426       1.653       766,208
                                                                                   2011   1.425       1.426       837,685
                                                                                   2010   1.167       1.425       893,944
                                                                                   2009   0.888       1.167     1,025,931
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.944       1.951            --
                                                                                   2013   1.502       1.944       466,956
                                                                                   2012   1.334       1.502       537,521
                                                                                   2011   1.453       1.334       693,937
                                                                                   2010   1.272       1.453       711,759
                                                                                   2009   1.004       1.272       812,464
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.217       2.062       306,692
                                                                                   2017   1.902       2.217       337,253
                                                                                   2016   1.693       1.902       373,605
                                                                                   2015   1.809       1.693       414,131
                                                                                   2014   1.628       1.809       477,599
                                                                                   2013   1.323       1.628       658,773
                                                                                   2012   1.184       1.323       771,895
                                                                                   2011   1.123       1.184       827,880
                                                                                   2010   1.023       1.123       881,821
                                                                                   2009   0.852       1.023       908,710
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.297       1.323            --
                                                                                   2010   1.216       1.297     1,461,097
                                                                                   2009   1.059       1.216     1,468,004
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.331       1.324            --
                                                                                   2013   1.057       1.331       266,083
                                                                                   2012   0.976       1.057       345,471
                                                                                   2011   1.035       0.976       420,487
                                                                                   2010   0.967       1.035       645,795
                                                                                   2009   0.854       0.967       756,508
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.418       1.514            --
                                                                                   2010   1.251       1.418     2,428,138
                                                                                   2009   1.023       1.251     2,649,235
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.731       0.728            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.306       1.398            --
                                                                                   2009   0.833       1.306     2,658,032
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.735       0.702            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.678       0.713            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.202       1.097            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.743       0.764            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   1.061       1.011            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.097       1.158            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   2.690       2.644            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.809       2.690       537,087
                                                                              2012   2.569       2.809       561,765
                                                                              2011   3.434       2.569       625,755
                                                                              2010   3.034       3.434       781,303
                                                                              2009   1.780       3.034       847,994
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   2.070       2.111            --
                                                                              2013   1.640       2.070       472,971
                                                                              2012   1.524       1.640       628,815
                                                                              2011   1.471       1.524       689,112
                                                                              2010   1.260       1.471       806,463
                                                                              2009   1.130       1.260       879,174
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.362       1.376            --
                                                                              2013   1.166       1.362       952,755
                                                                              2012   1.065       1.166     1,167,769
                                                                              2011   1.124       1.065     1,377,462
                                                                              2010   1.000       1.124     1,570,562
                                                                              2009   0.770       1.000     1,812,567
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.354       1.369            --
                                                                              2013   1.189       1.354     1,749,622
                                                                              2012   1.089       1.189     1,918,696
                                                                              2011   1.135       1.089     2,067,827
                                                                              2010   1.018       1.135     2,210,585
                                                                              2009   0.791       1.018     2,605,337
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   2.912       2.295       206,943
                                                                              2017   2.634       2.912       207,624
                                                                              2016   2.315       2.634       238,444
                                                                              2015   2.524       2.315       285,665
                                                                              2014   2.245       2.524       369,042
                                                                              2013   1.727       2.245       413,567
                                                                              2012   1.592       1.727       538,324
                                                                              2011   1.726       1.592       605,469
                                                                              2010   1.495       1.726       656,930
                                                                              2009   1.219       1.495       773,883
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   3.235       2.928       132,357
                                                                              2017   3.198       3.235       146,200
                                                                              2016   3.086       3.198       169,971
                                                                              2015   3.015       3.086       205,440
                                                                              2014   2.358       3.015       223,368
                                                                              2013   2.372       2.358       283,421
                                                                              2012   2.087       2.372       369,945
                                                                              2011   1.942       2.087       440,594
                                                                              2010   1.542       1.942       592,449
                                                                              2009   1.197       1.542       587,213





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.100       1.996        42,240
                                                                                       2017   1.991       2.100        47,395
                                                                                       2016   1.785       1.991       101,782
                                                                                       2015   1.900       1.785       103,310
                                                                                       2014   1.880       1.900       104,494
                                                                                       2013   1.756       1.880       105,706
                                                                                       2012   1.540       1.756       139,453
                                                                                       2011   1.537       1.540       146,598
                                                                                       2010   1.460       1.537       173,962
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.681       2.252        21,203
                                                                                       2017   2.135       2.681        22,926
                                                                                       2016   1.956       2.135        28,070
                                                                                       2015   2.319       1.956        27,757
                                                                                       2014   2.449       2.319        27,769

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)....... 2009   0.858       0.814            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)........................... 2018   2.717       2.336        14,375
                                                                               2017   2.352       2.717        14,957
                                                                               2016   2.049       2.352        25,508
                                                                               2015   2.226       2.049        43,504
                                                                               2014   2.101       2.226        43,919
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2018   2.224       1.872           738
                                                                               2017   1.773       2.224           735
                                                                               2016   1.827       1.773        11,845
                                                                               2015   1.901       1.827        12,256
                                                                               2014   2.087       1.901        12,962
                                                                               2013   1.788       2.087        12,927
                                                                               2012   1.566       1.788        16,962
                                                                               2011   1.791       1.566        16,546
                                                                               2010   1.643       1.791        23,282
                                                                               2009   1.276       1.643        27,209
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.030       1.114            --
                                                                               2012   1.000       1.030        74,774
                                                                               2011   1.078       1.000        81,209
                                                                               2010   0.897       1.078        95,612
                                                                               2009   0.670       0.897       102,789
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.864       0.969            --
                                                                               2011   0.895       0.864       277,092
                                                                               2010   0.836       0.895       272,469
                                                                               2009   0.594       0.836       310,871
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................. 2018   1.739       1.478        53,961
                                                                               2017   1.299       1.739        78,175
                                                                               2016   1.324       1.299       115,424
                                                                               2015   1.302       1.324       114,414
                                                                               2014   1.302       1.302       141,456
                                                                               2013   1.047       1.302       200,930
                                                                               2012   0.883       1.047       230,665
                                                                               2011   0.985       0.883       220,777
                                                                               2010   0.868       0.985       231,595
                                                                               2009   0.634       0.868       295,506
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)......................... 2018   1.489       1.453       134,852
                                                                               2017   1.455       1.489       172,621
                                                                               2016   1.449       1.455       147,548
                                                                               2015   1.481       1.449       170,872
                                                                               2014   1.452       1.481       174,255
                                                                               2013   1.512       1.452       193,908
                                                                               2012   1.414       1.512       397,814
                                                                               2011   1.426       1.414       344,649
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.961       1.968            --
                                                                               2015   2.008       1.961        81,135
                                                                               2014   1.850       2.008        85,342
                                                                               2013   1.424       1.850       111,123
                                                                               2012   1.318       1.424       100,233
                                                                               2011   1.504       1.318       107,718
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.513       1.547            --
                                                                               2015   1.569       1.513        97,279
                                                                               2014   1.535       1.569       100,723
                                                                               2013   1.546       1.535       115,289
                                                                               2012   1.418       1.546       115,675
                                                                               2011   1.400       1.418       122,902
                                                                               2010   1.277       1.400       147,323
                                                                               2009   1.048       1.277       114,049
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2018   2.597       2.311           786
                                                                               2017   2.266       2.597        17,929
                                                                               2016   1.995       2.266        28,847
                                                                               2015   2.112       1.995        28,852
                                                                               2014   1.943       2.112        28,858
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)............ 2018   2.265       2.267       148,101

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.730
                                                                                           2016    1.769
                                                                                           2015    1.703
                                                                                           2014    1.601
                                                                                           2013    1.220
                                                                                           2012    1.092
                                                                                           2011    1.227
                                                                                           2010    1.048
                                                                                           2009    0.836
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.877
                                                                                           2017    0.888
                                                                                           2016    0.904
                                                                                           2015    0.924
                                                                                           2014    0.944
                                                                                           2013    0.965
                                                                                           2012    0.986
                                                                                           2011    1.007
                                                                                           2010    1.029
                                                                                           2009    1.047
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.485
                                                                                           2017    1.322
                                                                                           2016    1.262
                                                                                           2015    1.306
                                                                                           2014    1.267
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.529
                                                                                           2017    1.311
                                                                                           2016    1.239
                                                                                           2015    1.288
                                                                                           2014    1.242
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.272
                                                                                           2017    1.954
                                                                                           2016    1.929
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.868
                                                                                           2017    1.393
                                                                                           2016    1.425
                                                                                           2015    1.317
                                                                                           2014    1.238
                                                                                           2013    0.925
                                                                                           2012    0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.575
                                                                                           2017    1.434
                                                                                           2016    1.345
                                                                                           2015    1.380
                                                                                           2014    1.301
                                                                                           2013    1.120
                                                                                           2012    1.028
                                                                                           2011    1.028
                                                                                           2010    0.957
                                                                                           2009    0.827
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.593
                                                                                           2017    1.384
                                                                                           2016    1.240
                                                                                           2015    1.271
                                                                                           2014    1.173
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.750
                                                                                           2017    1.548
                                                                                           2016    1.336
                                                                                           2015    1.360
                                                                                           2014    1.394
                                                                                           2013    1.122
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   28.434
                                                                                           2017   26.902
                                                                                           2016   26.043
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.730



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.265      250,380
                                                                                            1.730      262,785
                                                                                            1.769      272,367
                                                                                            1.703      281,608
                                                                                            1.601      301,210
                                                                                            1.220      316,036
                                                                                            1.092      324,275
                                                                                            1.227      339,922
                                                                                            1.048      361,746
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.874      143,709
                                                                                            0.877      290,089
                                                                                            0.888      352,572
                                                                                            0.904      383,700
                                                                                            0.924      391,009
                                                                                            0.944      493,586
                                                                                            0.965      270,151
                                                                                            0.986      516,572
                                                                                            1.007      818,186
                                                                                            1.029      817,087
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.364      266,947
                                                                                            1.485      370,363
                                                                                            1.322      376,710
                                                                                            1.262      446,912
                                                                                            1.306      516,718
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.375      192,359
                                                                                            1.529      665,018
                                                                                            1.311      670,625
                                                                                            1.239      682,539
                                                                                            1.288      831,274
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.216       34,379
                                                                                            2.272       36,788
                                                                                            1.954       76,326
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.830       42,902
                                                                                            1.868      152,909
                                                                                            1.393      164,437
                                                                                            1.425      169,230
                                                                                            1.317      198,895
                                                                                            1.238      239,930
                                                                                            0.925      275,292
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.451           --
                                                                                            1.575           --
                                                                                            1.434           --
                                                                                            1.345       68,192
                                                                                            1.380       71,997
                                                                                            1.301       71,997
                                                                                            1.120      106,720
                                                                                            1.028      136,976
                                                                                            1.028      136,989
                                                                                            0.957      137,002
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.399       13,240
                                                                                            1.593       29,800
                                                                                            1.384       29,808
                                                                                            1.240       29,816
                                                                                            1.271       29,825
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.593       15,661
                                                                                            1.750       16,286
                                                                                            1.548       21,685
                                                                                            1.336       55,352
                                                                                            1.360       57,999
                                                                                            1.394       60,534
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 26.737        1,074
                                                                                           28.434        1,108
                                                                                           26.902        4,458
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.536       41,605

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.313       2.730        44,560
                                                                                   2016   2.037       2.313        60,061
                                                                                   2015   2.160       2.037        64,922
                                                                                   2014   2.030       2.160        82,480
                                                                                   2013   1.599       2.030       164,995
                                                                                   2012   1.459       1.599       223,702
                                                                                   2011   1.407       1.459       220,200
                                                                                   2010   1.191       1.407       223,861
                                                                                   2009   1.037       1.191       268,280
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   2.823       2.615        27,378
                                                                                   2017   2.376       2.823        29,745
                                                                                   2016   2.331       2.376        38,564
                                                                                   2015   2.446       2.331        40,921
                                                                                   2014   2.326       2.446        43,164
                                                                                   2013   1.720       2.326        46,075
                                                                                   2012   1.585       1.720        63,877
                                                                                   2011   1.702       1.585        67,983
                                                                                   2010   1.363       1.702        73,650
                                                                                   2009   0.970       1.363        99,505
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   2.160       1.787        12,596
                                                                                   2017   1.891       2.160        42,242
                                                                                   2016   1.803       1.891        43,308
                                                                                   2015   1.970       1.803        44,516
                                                                                   2014   2.265       1.970        50,957
                                                                                   2013   1.882       2.265        57,853
                                                                                   2012   1.626       1.882        64,326
                                                                                   2011   1.859       1.626        69,229
                                                                                   2010   1.752       1.859        67,513
                                                                                   2009   1.306       1.752        68,376
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   3.002       2.686        59,027
                                                                                   2017   2.644       3.002        59,532
                                                                                   2016   2.677       2.644        78,885
                                                                                   2015   2.789       2.677        79,634
                                                                                   2014   2.373       2.789        97,948
                                                                                   2013   1.645       2.373       118,549
                                                                                   2012   1.419       1.645       143,047
                                                                                   2011   1.419       1.419       153,344
                                                                                   2010   1.163       1.419       161,174
                                                                                   2009   0.885       1.163       226,602
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.934       1.941            --
                                                                                   2013   1.495       1.934        17,931
                                                                                   2012   1.329       1.495        17,939
                                                                                   2011   1.447       1.329        17,948
                                                                                   2010   1.268       1.447        17,959
                                                                                   2009   1.002       1.268        17,971
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.201       2.046         8,558
                                                                                   2017   1.889       2.201         9,535
                                                                                   2016   1.682       1.889        11,840
                                                                                   2015   1.798       1.682        38,163
                                                                                   2014   1.619       1.798        40,583
                                                                                   2013   1.316       1.619        43,721
                                                                                   2012   1.179       1.316        47,583
                                                                                   2011   1.118       1.179        52,139
                                                                                   2010   1.019       1.118        57,805
                                                                                   2009   0.849       1.019        73,194
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.295       1.321            --
                                                                                   2010   1.215       1.295       171,630
                                                                                   2009   1.058       1.215       115,224
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.325       1.318            --
                                                                                   2013   1.053       1.325        28,941
                                                                                   2012   0.973       1.053        28,955
                                                                                   2011   1.032       0.973        28,973
                                                                                   2010   0.965       1.032        28,993
                                                                                   2009   0.852       0.965        36,129
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.412       1.507            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.247       1.412       136,163
                                                                                2009   1.020       1.247       150,110
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.730       0.727            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.301       1.393            --
                                                                                2009   0.831       1.301       387,013
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.734       0.701            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.676       0.711            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.198       1.093            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.742       0.762            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.058       1.008            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.093       1.154            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.675       2.629            --
                                                                                2013   2.795       2.675        28,245
                                                                                2012   2.558       2.795        32,896
                                                                                2011   3.421       2.558        32,379
                                                                                2010   3.023       3.421        33,403
                                                                                2009   1.775       3.023        32,633
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.058       2.099            --
                                                                                2013   1.632       2.058        39,039
                                                                                2012   1.517       1.632        59,593
                                                                                2011   1.465       1.517        52,134
                                                                                2010   1.256       1.465        56,089
                                                                                2009   1.126       1.256        74,063
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.356       1.370            --
                                                                                2013   1.162       1.356       649,179
                                                                                2012   1.061       1.162       673,855
                                                                                2011   1.121       1.061       681,258
                                                                                2010   0.998       1.121       692,934
                                                                                2009   0.769       0.998       690,626
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.348       1.363            --
                                                                                2013   1.185       1.348       317,369
                                                                                2012   1.085       1.185       357,010
                                                                                2011   1.132       1.085       424,014
                                                                                2010   1.015       1.132       435,153
                                                                                2009   0.789       1.015       395,998
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.890       2.277        12,262
                                                                                2017   2.616       2.890        13,748
                                                                                2016   2.300       2.616        21,818
                                                                                2015   2.509       2.300        22,452
                                                                                2014   2.233       2.509        23,658
                                                                                2013   1.719       2.233        42,308
                                                                                2012   1.585       1.719        37,081
                                                                                2011   1.720       1.585        37,934
                                                                                2010   1.490       1.720        39,021
                                                                                2009   1.216       1.490        45,751
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   3.211       2.905        28,767
                                                                                2017   3.176       3.211        25,859
                                                                                2016   3.066       3.176        30,934
                                                                                2015   2.997       3.066        34,815
                                                                                2014   2.346       2.997        51,800
                                                                                2013   2.360       2.346        61,228
                                                                                2012   2.078       2.360        68,150
                                                                                2011   1.934       2.078        76,700
                                                                                2010   1.537       1.934       101,546
                                                                                2009   1.194       1.537       135,067

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.084       1.980       841,243
                                                                                       2017   1.977       2.084       943,111
                                                                                       2016   1.773       1.977     1,032,489
                                                                                       2015   1.889       1.773     1,225,967
                                                                                       2014   1.870       1.889     1,372,075
                                                                                       2013   1.748       1.870     1,589,520
                                                                                       2012   1.534       1.748     1,759,081
                                                                                       2011   1.532       1.534     1,841,239
                                                                                       2010   1.455       1.532     1,884,532
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.399       2.014       395,335
                                                                                       2017   1.911       2.399       410,539
                                                                                       2016   1.752       1.911       474,837
                                                                                       2015   2.078       1.752       524,844
                                                                                       2014   2.196       2.078       759,164
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.807       0.765            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.442       2.098       273,913
                                                                                       2017   2.115       2.442       381,477
                                                                                       2016   1.843       2.115       497,769
                                                                                       2015   2.004       1.843       590,810
                                                                                       2014   1.892       2.004       753,109
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.024       1.702       168,791
                                                                                       2017   1.614       2.024       192,791
                                                                                       2016   1.665       1.614       246,198
                                                                                       2015   1.732       1.665       306,907
                                                                                       2014   1.903       1.732       341,181
                                                                                       2013   1.631       1.903       375,954
                                                                                       2012   1.429       1.631       423,883
                                                                                       2011   1.636       1.429       514,171
                                                                                       2010   1.501       1.636       542,075
                                                                                       2009   1.166       1.501       554,678
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.026       1.110            --
                                                                                       2012   0.996       1.026       473,681
                                                                                       2011   1.075       0.996       505,149
                                                                                       2010   0.895       1.075       463,499
                                                                                       2009   0.669       0.895       398,822
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.861       0.966            --
                                                                                       2011   0.893       0.861       629,019
                                                                                       2010   0.834       0.893       688,766
                                                                                       2009   0.593       0.834       894,060
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.729       1.468       216,927
                                                                                       2017   1.292       1.729       296,328
                                                                                       2016   1.318       1.292       364,934
                                                                                       2015   1.296       1.318       370,775
                                                                                       2014   1.297       1.296       420,983
                                                                                       2013   1.043       1.297       465,503
                                                                                       2012   0.880       1.043       585,544
                                                                                       2011   0.982       0.880       712,965
                                                                                       2010   0.866       0.982       739,403
                                                                                       2009   0.633       0.866       845,006
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.444       1.409     1,090,919
                                                                                       2017   1.413       1.444     1,329,135
                                                                                       2016   1.407       1.413     1,542,068
                                                                                       2015   1.439       1.407     1,712,340
                                                                                       2014   1.411       1.439     2,841,353
                                                                                       2013   1.471       1.411     3,776,771
                                                                                       2012   1.376       1.471     3,883,138
                                                                                       2011   1.388       1.376     4,148,350
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   1.825       1.832            --
                                                                                       2015   1.870       1.825       451,711
                                                                                       2014   1.724       1.870       529,655
                                                                                       2013   1.328       1.724       630,695
                                                                                       2012   1.230       1.328       682,775
                                                                                       2011   1.404       1.230       738,972
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.504       1.537            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.560
                                                                                           2014   1.527
                                                                                           2013   1.539
                                                                                           2012   1.412
                                                                                           2011   1.395
                                                                                           2010   1.273
                                                                                           2009   1.045
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   2.336
                                                                                           2017   2.040
                                                                                           2016   1.796
                                                                                           2015   1.903
                                                                                           2014   1.751
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   2.120
                                                                                           2017   1.620
                                                                                           2016   1.657
                                                                                           2015   1.597
                                                                                           2014   1.501
                                                                                           2013   1.145
                                                                                           2012   1.025
                                                                                           2011   1.152
                                                                                           2010   0.985
                                                                                           2009   0.786
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.873
                                                                                           2017   0.884
                                                                                           2016   0.901
                                                                                           2015   0.921
                                                                                           2014   0.941
                                                                                           2013   0.962
                                                                                           2012   0.984
                                                                                           2011   1.005
                                                                                           2010   1.028
                                                                                           2009   1.046
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.476
                                                                                           2017   1.315
                                                                                           2016   1.255
                                                                                           2015   1.300
                                                                                           2014   1.262
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.520
                                                                                           2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.237
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   2.256
                                                                                           2017   1.941
                                                                                           2016   1.917
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.857
                                                                                           2017   1.386
                                                                                           2016   1.418
                                                                                           2015   1.312
                                                                                           2014   1.233
                                                                                           2013   0.922
                                                                                           2012   0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018   1.566
                                                                                           2017   1.427
                                                                                           2016   1.339
                                                                                           2015   1.374
                                                                                           2014   1.296
                                                                                           2013   1.116
                                                                                           2012   1.025
                                                                                           2011   1.026
                                                                                           2010   0.955
                                                                                           2009   0.825
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018   1.589



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.504      3,029,850
                                                                                           1.560      3,720,769
                                                                                           1.527      4,100,327
                                                                                           1.539      4,565,747
                                                                                           1.412      4,867,441
                                                                                           1.395      5,177,999
                                                                                           1.273      5,102,042
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2.078         23,488
                                                                                           2.336         34,317
                                                                                           2.040         30,644
                                                                                           1.796         35,892
                                                                                           1.903        107,878
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2.120        119,034
                                                                                           2.120        161,562
                                                                                           1.620        168,097
                                                                                           1.657        210,187
                                                                                           1.597        260,063
                                                                                           1.501        401,013
                                                                                           1.145        367,667
                                                                                           1.025        355,840
                                                                                           1.152        308,470
                                                                                           0.985        259,101
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.869      3,241,819
                                                                                           0.873      5,112,959
                                                                                           0.884      3,269,265
                                                                                           0.901      3,761,731
                                                                                           0.921      4,768,675
                                                                                           0.941      4,784,533
                                                                                           0.962      5,447,560
                                                                                           0.984      5,574,947
                                                                                           1.005      5,758,011
                                                                                           1.028      7,628,176
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.356     17,386,193
                                                                                           1.476     18,897,734
                                                                                           1.315     21,483,983
                                                                                           1.255     23,745,286
                                                                                           1.300     25,102,270
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.366     54,322,052
                                                                                           1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2.199        285,354
                                                                                           2.256        470,858
                                                                                           1.941        534,243
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.819        219,829
                                                                                           1.857        323,215
                                                                                           1.386        441,436
                                                                                           1.418        446,694
                                                                                           1.312        542,425
                                                                                           1.233        574,082
                                                                                           0.922        614,203
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.442        990,452
                                                                                           1.566      1,205,434
                                                                                           1.427      1,531,311
                                                                                           1.339      1,608,887
                                                                                           1.374      1,685,105
                                                                                           1.296      1,688,527
                                                                                           1.116      1,660,269
                                                                                           1.025      1,802,616
                                                                                           1.026      1,854,385
                                                                                           0.955      2,276,123
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.395        264,539

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.382       1.589      325,675
                                                                                          2016    1.238       1.382      404,295
                                                                                          2015    1.270       1.238      449,372
                                                                                          2014    1.172       1.270      496,696
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.739       1.582      274,907
                                                                                          2017    1.539       1.739      356,154
                                                                                          2016    1.329       1.539      305,653
                                                                                          2015    1.354       1.329      342,437
                                                                                          2014    1.388       1.354      379,861
                                                                                          2013    1.117       1.388      441,462
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   28.107      26.416      125,310
                                                                                          2017   26.606      28.107      131,407
                                                                                          2016   25.765      26.606      172,843
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.573       2.389      179,425
                                                                                          2017    2.181       2.573      235,458
                                                                                          2016    1.922       2.181      235,239
                                                                                          2015    2.039       1.922      311,558
                                                                                          2014    1.917       2.039      402,831
                                                                                          2013    1.511       1.917      569,281
                                                                                          2012    1.380       1.511      610,890
                                                                                          2011    1.331       1.380      672,651
                                                                                          2010    1.127       1.331      762,084
                                                                                          2009    0.982       1.127      832,038
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    2.575       2.384      115,933
                                                                                          2017    2.168       2.575      139,707
                                                                                          2016    2.128       2.168      201,207
                                                                                          2015    2.235       2.128      200,803
                                                                                          2014    2.126       2.235      219,359
                                                                                          2013    1.573       2.126      319,854
                                                                                          2012    1.451       1.573      341,064
                                                                                          2011    1.558       1.451      382,611
                                                                                          2010    1.248       1.558      416,400
                                                                                          2009    0.889       1.248      443,376
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    1.955       1.617      368,104
                                                                                          2017    1.713       1.955      440,691
                                                                                          2016    1.634       1.713      479,912
                                                                                          2015    1.786       1.634      519,557
                                                                                          2014    2.054       1.786      679,678
                                                                                          2013    1.708       2.054      810,535
                                                                                          2012    1.477       1.708      892,122
                                                                                          2011    1.689       1.477      974,513
                                                                                          2010    1.593       1.689    1,045,008
                                                                                          2009    1.188       1.593    1,143,831
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    2.735       2.446      165,769
                                                                                          2017    2.410       2.735      306,922
                                                                                          2016    2.441       2.410      446,570
                                                                                          2015    2.545       2.441      503,825
                                                                                          2014    2.166       2.545      519,533
                                                                                          2013    1.503       2.166      497,629
                                                                                          2012    1.297       1.503      517,081
                                                                                          2011    1.298       1.297      748,771
                                                                                          2010    1.064       1.298      705,100
                                                                                          2009    0.810       1.064      607,206
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    1.743       1.749           --
                                                                                          2013    1.348       1.743      272,027
                                                                                          2012    1.199       1.348      180,451
                                                                                          2011    1.306       1.199      204,240
                                                                                          2010    1.145       1.306      243,750
                                                                                          2009    0.905       1.145      240,105
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07).............. 2018    2.071       1.925    1,554,501

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.779       2.071      1,712,684
                                                                                2016   1.584       1.779      1,814,103
                                                                                2015   1.695       1.584      1,931,186
                                                                                2014   1.527       1.695      2,035,447
                                                                                2013   1.242       1.527      1,822,094
                                                                                2012   1.113       1.242      1,569,072
                                                                                2011   1.056       1.113      1,540,342
                                                                                2010   0.963       1.056      1,681,761
                                                                                2009   0.803       0.963      1,815,238
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.293       1.319             --
                                                                                2010   1.213       1.293      1,855,668
                                                                                2009   1.057       1.213      1,716,896
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.319       1.312             --
                                                                                2013   1.049       1.319        652,140
                                                                                2012   0.970       1.049        773,347
                                                                                2011   1.029       0.970        838,235
                                                                                2010   0.963       1.029      1,002,389
                                                                                2009   0.850       0.963        971,619
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.318       1.407             --
                                                                                2010   1.164       1.318        782,086
                                                                                2009   0.953       1.164        827,996
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.729       0.725             --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.222       1.307             --
                                                                                2009   0.780       1.222      2,153,739
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.732       0.699             --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.637       0.670             --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.114       1.016             --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.740       0.760             --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.945       0.900             --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.050       1.108             --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.429       2.387             --
                                                                                2013   2.539       2.429        359,320
                                                                                2012   2.325       2.539        352,834
                                                                                2011   3.111       2.325        374,021
                                                                                2010   2.751       3.111        467,709
                                                                                2009   1.616       2.751        478,714
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.896       1.934             --
                                                                                2013   1.505       1.896        378,261
                                                                                2012   1.399       1.505        387,750
                                                                                2011   1.352       1.399        443,450
                                                                                2010   1.159       1.352        470,533
                                                                                2009   1.040       1.159        499,243
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.350       1.364            133
                                                                                2013   1.157       1.350     60,164,655
                                                                                2012   1.058       1.157     61,614,213
                                                                                2011   1.118       1.058     64,115,693
                                                                                2010   0.996       1.118     67,093,347
                                                                                2009   0.767       0.996     69,942,656
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.342       1.357          1,843
                                                                                2013   1.180       1.342     23,179,836
                                                                                2012   1.081       1.180     24,921,222
                                                                                2011   1.129       1.081     25,550,474
                                                                                2010   1.013       1.129     27,045,384
                                                                                2009   0.788       1.013     27,575,738
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.613       2.057        116,055

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2017   2.366       2.613    219,379
                                                                     2016   2.081       2.366    236,929
                                                                     2015   2.272       2.081    271,380
                                                                     2014   2.023       2.272    366,443
                                                                     2013   1.558       2.023    458,366
                                                                     2012   1.437       1.558    491,106
                                                                     2011   1.560       1.437    543,373
                                                                     2010   1.353       1.560    699,721
                                                                     2009   1.104       1.353    763,643
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   3.073       2.779    108,521
                                                                     2017   3.041       3.073    119,278
                                                                     2016   2.938       3.041    147,281
                                                                     2015   2.873       2.938    150,629
                                                                     2014   2.250       2.873    149,362
                                                                     2013   2.265       2.250    214,102
                                                                     2012   1.995       2.265    216,119
                                                                     2011   1.858       1.995    260,473
                                                                     2010   1.477       1.858    266,952
                                                                     2009   1.148       1.477    265,718





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.881       1.786        19,649
                                                                                       2017   1.785       1.881        25,311
                                                                                       2016   1.602       1.785        40,648
                                                                                       2015   1.707       1.602        53,843
                                                                                       2014   1.690       1.707        53,703
                                                                                       2013   1.581       1.690        54,436
                                                                                       2012   1.388       1.581        58,450
                                                                                       2011   1.387       1.388        75,532
                                                                                       2010   1.318       1.387       135,492
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.737       1.457        12,657
                                                                                       2017   1.384       1.737        12,245
                                                                                       2016   1.270       1.384        34,446
                                                                                       2015   1.507       1.270        33,794
                                                                                       2014   1.592       1.507        34,222
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.714       0.677            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.109       1.811            --
                                                                                       2017   1.828       2.109            --
                                                                                       2016   1.594       1.828            --
                                                                                       2015   1.733       1.594            --
                                                                                       2014   1.637       1.733            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.723       1.449        63,509
                                                                                       2017   1.375       1.723        70,905
                                                                                       2016   1.419       1.375        92,067
                                                                                       2015   1.477       1.419       105,168
                                                                                       2014   1.624       1.477       125,938
                                                                                       2013   1.393       1.624       123,988
                                                                                       2012   1.221       1.393       183,252
                                                                                       2011   1.398       1.221       185,757
                                                                                       2010   1.284       1.398       246,499
                                                                                       2009   0.998       1.284       285,027
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.022       1.105            --
                                                                                       2012   0.993       1.022       169,411
                                                                                       2011   1.072       0.993       186,468
                                                                                       2010   0.893       1.072       223,296
                                                                                       2009   0.667       0.893       229,127
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.859       0.963            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.891       0.859        68,819
                                                                           2010   0.833       0.891        70,502
                                                                           2009   0.593       0.833        65,912
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.718       1.459         2,429
                                                                           2017   1.285       1.718         2,650
                                                                           2016   1.312       1.285        16,155
                                                                           2015   1.291       1.312         8,715
                                                                           2014   1.292       1.291         8,781
                                                                           2013   1.040       1.292       109,254
                                                                           2012   0.878       1.040       123,573
                                                                           2011   0.980       0.878       171,178
                                                                           2010   0.865       0.980       182,880
                                                                           2009   0.633       0.865       200,176
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.423       1.388            --
                                                                           2017   1.393       1.423            --
                                                                           2016   1.388       1.393         9,416
                                                                           2015   1.420       1.388         9,048
                                                                           2014   1.394       1.420         8,980
                                                                           2013   1.453       1.394        29,696
                                                                           2012   1.360       1.453        25,290
                                                                           2011   1.373       1.360        24,862
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   1.632       1.637            --
                                                                           2015   1.673       1.632            --
                                                                           2014   1.542       1.673            --
                                                                           2013   1.189       1.542       103,378
                                                                           2012   1.102       1.189       115,727
                                                                           2011   1.258       1.102       118,734
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.519       1.552            --
                                                                           2015   1.577       1.519       176,835
                                                                           2014   1.544       1.577       212,610
                                                                           2013   1.557       1.544       294,705
                                                                           2012   1.429       1.557       324,350
                                                                           2011   1.413       1.429       312,669
                                                                           2010   1.289       1.413       312,156
                                                                           2009   1.059       1.289       315,972
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.951       1.734            --
                                                                           2017   1.704       1.951            --
                                                                           2016   1.502       1.704            --
                                                                           2015   1.591       1.502            --
                                                                           2014   1.465       1.591            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   1.869       1.868            --
                                                                           2017   1.429       1.869            --
                                                                           2016   1.463       1.429            --
                                                                           2015   1.410       1.463            --
                                                                           2014   1.326       1.410            --
                                                                           2013   1.012       1.326        78,802
                                                                           2012   0.906       1.012        83,631
                                                                           2011   1.019       0.906        87,639
                                                                           2010   0.872       1.019        98,884
                                                                           2009   0.696       0.872       100,754
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.876       0.872        18,084
                                                                           2017   0.888       0.876        16,900
                                                                           2016   0.905       0.888        15,603
                                                                           2015   0.926       0.905        16,196
                                                                           2014   0.947       0.926        22,502
                                                                           2013   0.968       0.947        35,188
                                                                           2012   0.991       0.968        31,491
                                                                           2011   1.013       0.991       169,646
                                                                           2010   1.036       1.013        38,483
                                                                           2009   1.055       1.036        62,582
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.468       1.347       253,239
                                                                           2017   1.308       1.468       479,567
                                                                           2016   1.249       1.308       531,574
                                                                           2015   1.294       1.249       572,867
                                                                           2014   1.257       1.294     1,022,027
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.511       1.358        20,726

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.297
                                                                                           2016    1.227
                                                                                           2015    1.276
                                                                                           2014    1.232
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    1.902
                                                                                           2017    1.637
                                                                                           2016    1.618
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.846
                                                                                           2017    1.378
                                                                                           2016    1.412
                                                                                           2015    1.306
                                                                                           2014    1.228
                                                                                           2013    0.919
                                                                                           2012    0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.556
                                                                                           2017    1.419
                                                                                           2016    1.332
                                                                                           2015    1.368
                                                                                           2014    1.291
                                                                                           2013    1.113
                                                                                           2012    1.023
                                                                                           2011    1.024
                                                                                           2010    0.953
                                                                                           2009    0.824
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.586
                                                                                           2017    1.379
                                                                                           2016    1.236
                                                                                           2015    1.269
                                                                                           2014    1.172
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.728
                                                                                           2017    1.530
                                                                                           2016    1.322
                                                                                           2015    1.347
                                                                                           2014    1.382
                                                                                           2013    1.113
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   27.783
                                                                                           2017   26.312
                                                                                           2016   25.489
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.229
                                                                                           2017    1.891
                                                                                           2016    1.667
                                                                                           2015    1.769
                                                                                           2014    1.664
                                                                                           2013    1.312
                                                                                           2012    1.199
                                                                                           2011    1.157
                                                                                           2010    0.981
                                                                                           2009    0.855
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    2.127
                                                                                           2017    1.792
                                                                                           2016    1.759
                                                                                           2015    1.848
                                                                                           2014    1.759
                                                                                           2013    1.302
                                                                                           2012    1.202
                                                                                           2011    1.291
                                                                                           2010    1.035
                                                                                           2009    0.737
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    1.590



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.511       20,766
                                                                                            1.297       20,809
                                                                                            1.227       20,856
                                                                                            1.276      180,194
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  1.853       35,603
                                                                                            1.902       47,298
                                                                                            1.637       65,342
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.807       71,073
                                                                                            1.846       78,201
                                                                                            1.378      116,093
                                                                                            1.412      145,471
                                                                                            1.306      161,757
                                                                                            1.228       21,135
                                                                                            0.919       21,152
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.433       15,551
                                                                                            1.556       16,868
                                                                                            1.419       18,258
                                                                                            1.332       19,820
                                                                                            1.368       76,785
                                                                                            1.291       90,414
                                                                                            1.113      104,902
                                                                                            1.023      113,808
                                                                                            1.024      121,799
                                                                                            0.953      131,336
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.391           --
                                                                                            1.586           --
                                                                                            1.379       48,262
                                                                                            1.236       49,802
                                                                                            1.269       51,300
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.572       40,795
                                                                                            1.728       44,335
                                                                                            1.530       67,311
                                                                                            1.322      101,289
                                                                                            1.347      105,519
                                                                                            1.382      104,748
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 26.098        5,570
                                                                                           27.783        5,841
                                                                                           26.312        9,471
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.069        5,155
                                                                                            2.229        5,490
                                                                                            1.891       21,886
                                                                                            1.667       17,503
                                                                                            1.769       17,611
                                                                                            1.664       73,317
                                                                                            1.312       83,893
                                                                                            1.199       84,836
                                                                                            1.157       95,277
                                                                                            0.981       97,909
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  1.968        5,388
                                                                                            2.127        5,559
                                                                                            1.792       11,984
                                                                                            1.759       11,748
                                                                                            1.848       15,863
                                                                                            1.759       17,329
                                                                                            1.302       18,423
                                                                                            1.202        8,863
                                                                                            1.291        9,504
                                                                                            1.035       10,090
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.314           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.393       1.590            --
                                                                                   2016   1.330       1.393            --
                                                                                   2015   1.454       1.330            --
                                                                                   2014   1.674       1.454            --
                                                                                   2013   1.392       1.674            --
                                                                                   2012   1.204       1.392            --
                                                                                   2011   1.378       1.204            --
                                                                                   2010   1.300       1.378         1,289
                                                                                   2009   0.970       1.300         4,681
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.306       2.061         8,448
                                                                                   2017   2.033       2.306        16,064
                                                                                   2016   2.060       2.033        24,910
                                                                                   2015   2.149       2.060        19,916
                                                                                   2014   1.830       2.149        24,374
                                                                                   2013   1.270       1.830        26,488
                                                                                   2012   1.097       1.270        30,053
                                                                                   2011   1.098       1.097        60,384
                                                                                   2010   0.900       1.098        73,857
                                                                                   2009   0.686       0.900        80,596
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.459       1.463            --
                                                                                   2013   1.129       1.459            --
                                                                                   2012   1.004       1.129            --
                                                                                   2011   1.095       1.004            --
                                                                                   2010   0.960       1.095            --
                                                                                   2009   0.759       0.960            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.925       1.788            --
                                                                                   2017   1.654       1.925            --
                                                                                   2016   1.474       1.654            --
                                                                                   2015   1.577       1.474            --
                                                                                   2014   1.422       1.577            --
                                                                                   2013   1.157       1.422            --
                                                                                   2012   1.037       1.157            --
                                                                                   2011   0.985       1.037            --
                                                                                   2010   0.898       0.985            --
                                                                                   2009   0.749       0.898            --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.291       1.317            --
                                                                                   2010   1.212       1.291        29,176
                                                                                   2009   1.057       1.212        20,384
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.314       1.306            --
                                                                                   2013   1.045       1.314        47,133
                                                                                   2012   0.966       1.045        51,558
                                                                                   2011   1.026       0.966        52,450
                                                                                   2010   0.960       1.026        55,757
                                                                                   2009   0.849       0.960        60,086
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.181       1.260            --
                                                                                   2010   1.044       1.181       130,249
                                                                                   2009   0.855       1.044       136,301
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.727       0.724            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.103       1.180            --
                                                                                   2009   0.705       1.103           848
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.731       0.698            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.597       0.627            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.946       0.863            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.738       0.758            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   0.757       0.721            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   0.987       1.042            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   1.734       1.704            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.813       1.734        29,883
                                                                              2012   1.661       1.813        27,501
                                                                              2011   2.224       1.661        41,499
                                                                              2010   1.968       2.224        36,996
                                                                              2009   1.156       1.968        41,530
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.695       1.728            --
                                                                              2013   1.345       1.695            --
                                                                              2012   1.251       1.345            --
                                                                              2011   1.210       1.251            --
                                                                              2010   1.038       1.210            --
                                                                              2009   0.932       1.038            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.344       1.358            --
                                                                              2013   1.153       1.344         8,981
                                                                              2012   1.054       1.153         9,013
                                                                              2011   1.114       1.054         9,049
                                                                              2010   0.993       1.114       123,368
                                                                              2009   0.766       0.993       123,409
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.336       1.351            --
                                                                              2013   1.175       1.336            --
                                                                              2012   1.078       1.175        39,747
                                                                              2011   1.126       1.078        41,570
                                                                              2010   1.010       1.126        41,651
                                                                              2009   0.786       1.010        41,794
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   2.124       1.672            --
                                                                              2017   1.925       2.124            --
                                                                              2016   1.693       1.925            --
                                                                              2015   1.850       1.693            --
                                                                              2014   1.648       1.850            --
                                                                              2013   1.269       1.648            --
                                                                              2012   1.172       1.269            --
                                                                              2011   1.273       1.172            --
                                                                              2010   1.104       1.273            --
                                                                              2009   0.901       1.104            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   2.362       2.135         8,291
                                                                              2017   2.338       2.362         7,646
                                                                              2016   2.260       2.338        25,637
                                                                              2015   2.212       2.260        22,650
                                                                              2014   1.732       2.212        24,035
                                                                              2013   1.745       1.732        24,808
                                                                              2012   1.538       1.745        23,884
                                                                              2011   1.433       1.538        49,874
                                                                              2010   1.140       1.433        54,993
                                                                              2009   0.886       1.140        57,343





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   2.054       1.950       620,333
                                                                                       2017   1.951       2.054       647,774
                                                                                       2016   1.751       1.951       673,893
                                                                                       2015   1.868       1.751       779,692
                                                                                       2014   1.850       1.868       897,694
                                                                                       2013   1.731       1.850     1,119,376
                                                                                       2012   1.520       1.731     1,343,188
                                                                                       2011   1.520       1.520     1,640,574
                                                                                       2010   1.445       1.520     1,528,073
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.623       2.199       154,622
                                                                                       2017   2.091       2.623       186,943
                                                                                       2016   1.919       2.091       214,022
                                                                                       2015   2.279       1.919       263,763
                                                                                       2014   2.409       2.279       322,334

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)....... 2009   0.851       0.806            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)........................... 2018   2.658       2.282       270,404
                                                                               2017   2.305       2.658       286,711
                                                                               2016   2.010       2.305       326,753
                                                                               2015   2.188       2.010       371,634
                                                                               2014   2.067       2.188       400,003
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2018   2.175       1.828       310,929
                                                                               2017   1.737       2.175       341,306
                                                                               2016   1.793       1.737       369,583
                                                                               2015   1.868       1.793       376,133
                                                                               2014   2.054       1.868       376,053
                                                                               2013   1.762       2.054       415,429
                                                                               2012   1.545       1.762       498,479
                                                                               2011   1.771       1.545       540,687
                                                                               2010   1.627       1.771       574,162
                                                                               2009   1.265       1.627       564,512
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.018       1.101            --
                                                                               2012   0.990       1.018       336,292
                                                                               2011   1.069       0.990       447,407
                                                                               2010   0.890       1.069       576,675
                                                                               2009   0.666       0.890       666,203
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.856       0.961            --
                                                                               2011   0.889       0.856       338,166
                                                                               2010   0.831       0.889       519,645
                                                                               2009   0.592       0.831       514,686
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................. 2018   1.708       1.450       161,164
                                                                               2017   1.278       1.708       224,600
                                                                               2016   1.305       1.278       260,896
                                                                               2015   1.285       1.305       312,140
                                                                               2014   1.287       1.285       312,017
                                                                               2013   1.036       1.287       360,622
                                                                               2012   0.875       1.036       461,846
                                                                               2011   0.978       0.875       522,909
                                                                               2010   0.863       0.978       617,126
                                                                               2009   0.632       0.863       683,959
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)......................... 2018   1.456       1.420       489,683
                                                                               2017   1.426       1.456       533,340
                                                                               2016   1.422       1.426       580,630
                                                                               2015   1.455       1.422       636,105
                                                                               2014   1.429       1.455       755,981
                                                                               2013   1.491       1.429     1,073,583
                                                                               2012   1.396       1.491     1,529,282
                                                                               2011   1.409       1.396     1,387,380
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.924       1.930            --
                                                                               2015   1.973       1.924       482,616
                                                                               2014   1.820       1.973       556,857
                                                                               2013   1.404       1.820       671,410
                                                                               2012   1.301       1.404       851,988
                                                                               2011   1.486       1.301       978,361
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.485       1.517            --
                                                                               2015   1.542       1.485     1,004,619
                                                                               2014   1.511       1.542     1,163,667
                                                                               2013   1.524       1.511     1,363,441
                                                                               2012   1.400       1.524     1,512,121
                                                                               2011   1.384       1.400     1,675,210
                                                                               2010   1.264       1.384     1,803,608
                                                                               2009   1.039       1.264     1,734,673
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2018   2.540       2.257         9,906
                                                                               2017   2.220       2.540        13,285
                                                                               2016   1.958       2.220        11,119
                                                                               2015   2.076       1.958        12,075
                                                                               2014   1.912       2.076        26,235
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)............ 2018   2.216       2.214       145,714

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.695
                                                                                           2016    1.736
                                                                                           2015    1.674
                                                                                           2014    1.575
                                                                                           2013    1.202
                                                                                           2012    1.078
                                                                                           2011    1.213
                                                                                           2010    1.037
                                                                                           2009    0.829
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.858
                                                                                           2017    0.870
                                                                                           2016    0.887
                                                                                           2015    0.908
                                                                                           2014    0.929
                                                                                           2013    0.951
                                                                                           2012    0.973
                                                                                           2011    0.996
                                                                                           2010    1.019
                                                                                           2009    1.038
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.459
                                                                                           2017    1.301
                                                                                           2016    1.243
                                                                                           2015    1.289
                                                                                           2014    1.252
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.503
                                                                                           2017    1.290
                                                                                           2016    1.221
                                                                                           2015    1.271
                                                                                           2014    1.227
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.223
                                                                                           2017    1.915
                                                                                           2016    1.892
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.836
                                                                                           2017    1.371
                                                                                           2016    1.405
                                                                                           2015    1.300
                                                                                           2014    1.224
                                                                                           2013    0.916
                                                                                           2012    0.960
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.547
                                                                                           2017    1.411
                                                                                           2016    1.326
                                                                                           2015    1.362
                                                                                           2014    1.286
                                                                                           2013    1.109
                                                                                           2012    1.020
                                                                                           2011    1.021
                                                                                           2010    0.952
                                                                                           2009    0.823
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.582
                                                                                           2017    1.377
                                                                                           2016    1.235
                                                                                           2015    1.268
                                                                                           2014    1.171
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.717
                                                                                           2017    1.522
                                                                                           2016    1.315
                                                                                           2015    1.341
                                                                                           2014    1.376
                                                                                           2013    1.109
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   27.463
                                                                                           2017   26.022
                                                                                           2016   25.217
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.670



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.216      191,695
                                                                                            1.695      219,861
                                                                                            1.736      260,609
                                                                                            1.674      248,314
                                                                                            1.575      283,886
                                                                                            1.202      427,336
                                                                                            1.078      469,671
                                                                                            1.213      495,260
                                                                                            1.037      495,607
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.854      887,690
                                                                                            0.858      908,078
                                                                                            0.870    1,232,140
                                                                                            0.887    1,562,242
                                                                                            0.908    1,371,972
                                                                                            0.929    1,747,083
                                                                                            0.951    2,213,265
                                                                                            0.973    2,398,749
                                                                                            0.996    2,788,304
                                                                                            1.019    2,986,298
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.339      992,306
                                                                                            1.459    1,035,531
                                                                                            1.301    1,109,487
                                                                                            1.243    1,524,589
                                                                                            1.289    2,381,612
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.349      149,772
                                                                                            1.503      166,755
                                                                                            1.290      184,427
                                                                                            1.221      328,622
                                                                                            1.271    2,135,315
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.165      502,543
                                                                                            2.223      591,029
                                                                                            1.915      662,177
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.796      386,558
                                                                                            1.836      472,156
                                                                                            1.371      515,369
                                                                                            1.405      539,309
                                                                                            1.300      648,795
                                                                                            1.224      221,446
                                                                                            0.916      287,676
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.424      135,821
                                                                                            1.547      139,689
                                                                                            1.411      148,244
                                                                                            1.326      149,312
                                                                                            1.362      171,884
                                                                                            1.286      194,842
                                                                                            1.109      274,579
                                                                                            1.020      370,833
                                                                                            1.021      417,631
                                                                                            0.952      377,004
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.388      114,699
                                                                                            1.582      120,616
                                                                                            1.377      132,595
                                                                                            1.235      139,220
                                                                                            1.268      205,152
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.561      113,094
                                                                                            1.717      158,435
                                                                                            1.522      180,973
                                                                                            1.315      200,607
                                                                                            1.341      226,464
                                                                                            1.376      254,635
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 25.784       41,885
                                                                                           27.463       45,487
                                                                                           26.022       50,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.477      325,116

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.266       2.670       350,760
                                                                                   2016   1.999       2.266       396,733
                                                                                   2015   2.122       1.999       461,852
                                                                                   2014   1.998       2.122       501,575
                                                                                   2013   1.576       1.998       548,233
                                                                                   2012   1.441       1.576       672,139
                                                                                   2011   1.391       1.441       698,636
                                                                                   2010   1.180       1.391       761,573
                                                                                   2009   1.029       1.180       826,413
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   2.762       2.554       123,710
                                                                                   2017   2.328       2.762       159,179
                                                                                   2016   2.287       2.328       168,472
                                                                                   2015   2.404       2.287       199,317
                                                                                   2014   2.289       2.404       235,973
                                                                                   2013   1.695       2.289       276,849
                                                                                   2012   1.565       1.695       353,870
                                                                                   2011   1.683       1.565       394,693
                                                                                   2010   1.349       1.683       433,418
                                                                                   2009   0.962       1.349       499,780
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   2.113       1.746       225,980
                                                                                   2017   1.853       2.113       240,630
                                                                                   2016   1.769       1.853       259,122
                                                                                   2015   1.936       1.769       342,476
                                                                                   2014   2.229       1.936       404,216
                                                                                   2013   1.855       2.229       482,079
                                                                                   2012   1.605       1.855       560,952
                                                                                   2011   1.838       1.605       659,711
                                                                                   2010   1.735       1.838       726,578
                                                                                   2009   1.296       1.735       720,976
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.937       2.624       218,383
                                                                                   2017   2.591       2.937       249,408
                                                                                   2016   2.626       2.591       264,547
                                                                                   2015   2.741       2.626       338,060
                                                                                   2014   2.336       2.741       358,853
                                                                                   2013   1.622       2.336       411,813
                                                                                   2012   1.401       1.622       633,234
                                                                                   2011   1.403       1.401       598,391
                                                                                   2010   1.151       1.403       692,220
                                                                                   2009   0.878       1.151       773,260
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.903       1.909            --
                                                                                   2013   1.473       1.903        31,293
                                                                                   2012   1.312       1.473        91,986
                                                                                   2011   1.431       1.312       117,821
                                                                                   2010   1.255       1.431       123,958
                                                                                   2009   0.993       1.255       143,417
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.153       1.999        49,472
                                                                                   2017   1.851       2.153        53,089
                                                                                   2016   1.650       1.851        61,323
                                                                                   2015   1.767       1.650        94,813
                                                                                   2014   1.593       1.767       105,777
                                                                                   2013   1.297       1.593       120,262
                                                                                   2012   1.164       1.297       146,779
                                                                                   2011   1.106       1.164       182,083
                                                                                   2010   1.009       1.106       215,436
                                                                                   2009   0.842       1.009       224,692
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.289       1.314            --
                                                                                   2010   1.211       1.289       803,814
                                                                                   2009   1.056       1.211     1,019,208
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.308       1.300            --
                                                                                   2013   1.041       1.308       220,476
                                                                                   2012   0.963       1.041       234,473
                                                                                   2011   1.023       0.963       201,471
                                                                                   2010   0.958       1.023       214,775
                                                                                   2009   0.847       0.958       227,693
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.396       1.490            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   1.234       1.396     1,244,773
                                                                                2009   1.011       1.234     1,358,317
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.726       0.722            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.289       1.378            --
                                                                                2009   0.824       1.289     1,503,215
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.729       0.696            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.671       0.704            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   1.188       1.084            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.736       0.756            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   1.049       0.999            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.084       1.144            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   2.633       2.587            --
                                                                                2013   2.755       2.633       222,789
                                                                                2012   2.525       2.755       302,717
                                                                                2011   3.382       2.525       363,716
                                                                                2010   2.994       3.382       432,005
                                                                                2009   1.760       2.994       429,992
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   2.026       2.065            --
                                                                                2013   1.609       2.026       381,058
                                                                                2012   1.497       1.609       668,727
                                                                                2011   1.449       1.497       713,762
                                                                                2010   1.243       1.449       766,227
                                                                                2009   1.117       1.243       851,285
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.338       1.352            --
                                                                                2013   1.148       1.338       301,426
                                                                                2012   1.050       1.148       429,635
                                                                                2011   1.111       1.050       667,804
                                                                                2010   0.991       1.111       517,405
                                                                                2009   0.764       0.991       678,317
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.330       1.344            --
                                                                                2013   1.171       1.330     2,160,071
                                                                                2012   1.074       1.171     1,976,889
                                                                                2011   1.122       1.074     2,304,054
                                                                                2010   1.008       1.122     2,618,202
                                                                                2009   0.785       1.008     2,174,172
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.828       2.224       203,388
                                                                                2017   2.563       2.828       239,077
                                                                                2016   2.257       2.563       250,652
                                                                                2015   2.466       2.257       274,079
                                                                                2014   2.198       2.466       316,982
                                                                                2013   1.694       2.198       360,047
                                                                                2012   1.564       1.694       424,943
                                                                                2011   1.700       1.564       463,815
                                                                                2010   1.476       1.700       606,780
                                                                                2009   1.205       1.476       720,359
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   3.141       2.838        53,489
                                                                                2017   3.111       3.141        75,736
                                                                                2016   3.009       3.111        88,052
                                                                                2015   2.945       3.009        97,459
                                                                                2014   2.308       2.945       113,032
                                                                                2013   2.326       2.308       157,979
                                                                                2012   2.051       2.326       210,205
                                                                                2011   1.912       2.051       231,318
                                                                                2010   1.522       1.912       265,534
                                                                                2009   1.184       1.522       282,170

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.855       1.760       183,923
                                                                                       2017   1.762       1.855       202,006
                                                                                       2016   1.583       1.762       214,445
                                                                                       2015   1.689       1.583       293,496
                                                                                       2014   1.674       1.689       317,505
                                                                                       2013   1.567       1.674       377,833
                                                                                       2012   1.377       1.567       407,068
                                                                                       2011   1.377       1.377       439,433
                                                                                       2010   1.310       1.377       466,033
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.713       1.436            --
                                                                                       2017   1.366       1.713            --
                                                                                       2016   1.255       1.366            --
                                                                                       2015   1.490       1.255            --
                                                                                       2014   1.576       1.490            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.711       0.674            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.080       1.785        18,050
                                                                                       2017   1.804       2.080        19,100
                                                                                       2016   1.575       1.804        20,241
                                                                                       2015   1.715       1.575        21,554
                                                                                       2014   1.620       1.715        17,165
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.700       1.428        13,544
                                                                                       2017   1.358       1.700        13,893
                                                                                       2016   1.402       1.358        16,686
                                                                                       2015   1.462       1.402        16,531
                                                                                       2014   1.608       1.462        28,376
                                                                                       2013   1.380       1.608        33,485
                                                                                       2012   1.211       1.380        36,399
                                                                                       2011   1.389       1.211        85,215
                                                                                       2010   1.276       1.389       110,147
                                                                                       2009   0.993       1.276       123,124
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.014       1.097            --
                                                                                       2012   0.987       1.014        20,631
                                                                                       2011   1.066       0.987        22,778
                                                                                       2010   0.888       1.066         1,211
                                                                                       2009   0.665       0.888         1,320
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.854       0.958            --
                                                                                       2011   0.886       0.854            --
                                                                                       2010   0.830       0.886            --
                                                                                       2009   0.591       0.830            --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.699       1.441            --
                                                                                       2017   1.272       1.699            --
                                                                                       2016   1.299       1.272            --
                                                                                       2015   1.279       1.299            --
                                                                                       2014   1.282       1.279            --
                                                                                       2013   1.033       1.282            --
                                                                                       2012   0.873       1.033            --
                                                                                       2011   0.975       0.873            --
                                                                                       2010   0.861       0.975            --
                                                                                       2009   0.631       0.861            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.404       1.368       241,600
                                                                                       2017   1.375       1.404       276,775
                                                                                       2016   1.372       1.375       226,294
                                                                                       2015   1.405       1.372       272,846
                                                                                       2014   1.380       1.405       588,805
                                                                                       2013   1.441       1.380       706,686
                                                                                       2012   1.350       1.441     1,401,293
                                                                                       2011   1.363       1.350     1,457,451
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   1.612       1.617            --
                                                                                       2015   1.655       1.612            --
                                                                                       2014   1.527       1.655            --
                                                                                       2013   1.178       1.527            --
                                                                                       2012   1.093       1.178            --
                                                                                       2011   1.249       1.093            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.501       1.534            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.560
                                                                                           2014   1.529
                                                                                           2013   1.543
                                                                                           2012   1.418
                                                                                           2011   1.403
                                                                                           2010   1.282
                                                                                           2009   1.054
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   1.924
                                                                                           2017   1.683
                                                                                           2016   1.484
                                                                                           2015   1.574
                                                                                           2014   1.450
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   1.843
                                                                                           2017   1.411
                                                                                           2016   1.445
                                                                                           2015   1.395
                                                                                           2014   1.313
                                                                                           2013   1.003
                                                                                           2012   0.899
                                                                                           2011   1.012
                                                                                           2010   0.866
                                                                                           2009   0.693
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.864
                                                                                           2017   0.877
                                                                                           2016   0.895
                                                                                           2015   0.916
                                                                                           2014   0.938
                                                                                           2013   0.960
                                                                                           2012   0.983
                                                                                           2011   1.006
                                                                                           2010   1.030
                                                                                           2009   1.050
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.451
                                                                                           2017   1.295
                                                                                           2016   1.237
                                                                                           2015   1.283
                                                                                           2014   1.247
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.494
                                                                                           2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.222
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   1.876
                                                                                           2017   1.616
                                                                                           2016   1.598
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.825
                                                                                           2017   1.364
                                                                                           2016   1.398
                                                                                           2015   1.295
                                                                                           2014   1.219
                                                                                           2013   0.913
                                                                                           2012   0.950
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018   1.538
                                                                                           2017   1.404
                                                                                           2016   1.320
                                                                                           2015   1.356
                                                                                           2014   1.281
                                                                                           2013   1.105
                                                                                           2012   1.017
                                                                                           2011   1.019
                                                                                           2010   0.950
                                                                                           2009   0.822
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018   1.578



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.501      1,441,591
                                                                                           1.560      1,930,321
                                                                                           1.529      2,570,270
                                                                                           1.543      2,845,058
                                                                                           1.418      2,707,456
                                                                                           1.403      2,766,113
                                                                                           1.282      1,986,678
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.709             --
                                                                                           1.924             --
                                                                                           1.683             --
                                                                                           1.484             --
                                                                                           1.574             --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.841             --
                                                                                           1.843             --
                                                                                           1.411             --
                                                                                           1.445             --
                                                                                           1.395             --
                                                                                           1.313             --
                                                                                           1.003             --
                                                                                           0.899             --
                                                                                           1.012             --
                                                                                           0.866             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.859      1,164,409
                                                                                           0.864      1,215,975
                                                                                           0.877      1,741,943
                                                                                           0.895      1,324,757
                                                                                           0.916      1,678,128
                                                                                           0.938      1,850,491
                                                                                           0.960      2,191,992
                                                                                           0.983      2,956,894
                                                                                           1.006      3,591,722
                                                                                           1.030      5,196,783
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.330     11,477,918
                                                                                           1.451     12,814,956
                                                                                           1.295     15,070,974
                                                                                           1.237     17,150,529
                                                                                           1.283     19,274,476
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.341     58,826,453
                                                                                           1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.826         10,370
                                                                                           1.876         12,490
                                                                                           1.616         13,932
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.784             --
                                                                                           1.825             --
                                                                                           1.364             --
                                                                                           1.398             --
                                                                                           1.295         26,098
                                                                                           1.219             --
                                                                                           0.913             --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.415      1,083,298
                                                                                           1.538      1,266,732
                                                                                           1.404      1,423,487
                                                                                           1.320      1,618,019
                                                                                           1.356      1,182,639
                                                                                           1.281        913,192
                                                                                           1.105        923,053
                                                                                           1.017        931,473
                                                                                           1.019      1,256,163
                                                                                           0.950      1,626,999
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.384         16,029

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.374       1.578       16,962
                                                                                          2016    1.233       1.374       17,975
                                                                                          2015    1.267       1.233       19,141
                                                                                          2014    1.171       1.267       20,541
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.707       1.550           --
                                                                                          2017    1.513       1.707           --
                                                                                          2016    1.308       1.513           --
                                                                                          2015    1.334       1.308           --
                                                                                          2014    1.370       1.334           --
                                                                                          2013    1.104       1.370           --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   27.147      25.475       68,020
                                                                                          2017   25.735      27.147       61,583
                                                                                          2016   24.947      25.735       70,231
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.198       2.038       13,938
                                                                                          2017    1.867       2.198       14,749
                                                                                          2016    1.647       1.867       15,630
                                                                                          2015    1.750       1.647       16,644
                                                                                          2014    1.648       1.750       17,862
                                                                                          2013    1.301       1.648       18,880
                                                                                          2012    1.190       1.301       19,971
                                                                                          2011    1.149       1.190       20,878
                                                                                          2010    0.975       1.149       22,127
                                                                                          2009    0.851       0.975       23,472
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    2.098       1.939           --
                                                                                          2017    1.769       2.098           --
                                                                                          2016    1.739       1.769           --
                                                                                          2015    1.828       1.739           --
                                                                                          2014    1.742       1.828           --
                                                                                          2013    1.291       1.742           --
                                                                                          2012    1.192       1.291           --
                                                                                          2011    1.282       1.192           --
                                                                                          2010    1.029       1.282           --
                                                                                          2009    0.734       1.029           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    1.568       1.295           --
                                                                                          2017    1.376       1.568           --
                                                                                          2016    1.314       1.376           --
                                                                                          2015    1.439       1.314           --
                                                                                          2014    1.658       1.439           --
                                                                                          2013    1.380       1.658           --
                                                                                          2012    1.195       1.380           --
                                                                                          2011    1.369       1.195           --
                                                                                          2010    1.293       1.369           --
                                                                                          2009    0.966       1.293           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    2.274       2.031        7,493
                                                                                          2017    2.007       2.274        7,929
                                                                                          2016    2.036       2.007        8,402
                                                                                          2015    2.126       2.036        8,948
                                                                                          2014    1.812       2.126           --
                                                                                          2013    1.259       1.812           --
                                                                                          2012    1.088       1.259           --
                                                                                          2011    1.091       1.088           --
                                                                                          2010    0.895       1.091           --
                                                                                          2009    0.683       0.895           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    1.444       1.449           --
                                                                                          2013    1.119       1.444           --
                                                                                          2012    0.996       1.119           --
                                                                                          2011    1.087       0.996           --
                                                                                          2010    0.955       1.087           --
                                                                                          2009    0.756       0.955           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07).............. 2018    1.898       1.761    2,485,806

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT      NUMBER OF
                                                                                          VALUE      VALUE       UNITS
                                                                                            AT        AT      OUTSTANDING
                                                                                        BEGINNING   END OF        AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                                2017   1.633       1.898       2,686,538
                                                                                2016   1.457       1.633       2,835,164
                                                                                2015   1.560       1.457       3,165,558
                                                                                2014   1.408       1.560       2,774,732
                                                                                2013   1.147       1.408       2,394,567
                                                                                2012   1.029       1.147         810,985
                                                                                2011   0.978       1.029         590,021
                                                                                2010   0.893       0.978         403,758
                                                                                2009   0.746       0.893         436,993
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.287       1.312              --
                                                                                2010   1.209       1.287       1,592,349
                                                                                2009   1.056       1.209       1,616,425
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.302       1.294              --
                                                                                2013   1.037       1.302          19,557
                                                                                2012   0.960       1.037          20,687
                                                                                2011   1.020       0.960          21,626
                                                                                2010   0.956       1.020          22,919
                                                                                2009   0.845       0.956          24,311
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.173       1.251              --
                                                                                2010   1.038       1.173              --
                                                                                2009   0.851       1.038              --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.724       0.721              --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.097       1.173              --
                                                                                2009   0.702       1.097         490,933
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.728       0.695              --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.594       0.624              --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.941       0.858              --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.735       0.755              --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.753       0.717              --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.982       1.036              --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.717       1.687              --
                                                                                2013   1.797       1.717              --
                                                                                2012   1.648       1.797              --
                                                                                2011   2.209       1.648              --
                                                                                2010   1.956       2.209              --
                                                                                2009   1.151       1.956              --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.678       1.711              --
                                                                                2013   1.334       1.678          17,173
                                                                                2012   1.242       1.334          18,166
                                                                                2011   1.202       1.242          18,990
                                                                                2010   1.032       1.202          20,126
                                                                                2009   0.928       1.032          21,349
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.333       1.345         (43,872)
                                                                                2013   1.144       1.333      65,325,363
                                                                                2012   1.047       1.144      65,469,199
                                                                                2011   1.108       1.047      68,355,955
                                                                                2010   0.988       1.108      72,697,844
                                                                                2009   0.763       0.988      73,786,672
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.324       1.338              --
                                                                                2013   1.166       1.324      18,853,398
                                                                                2012   1.070       1.166      19,502,207
                                                                                2011   1.119       1.070      20,568,358
                                                                                2010   1.006       1.119      22,427,269
                                                                                2009   0.783       1.006      22,502,046
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   2.095       1.647              --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2017   1.900       2.095    --
                                                                     2016   1.674       1.900    --
                                                                     2015   1.830       1.674    --
                                                                     2014   1.632       1.830    --
                                                                     2013   1.258       1.632    --
                                                                     2012   1.163       1.258    --
                                                                     2011   1.264       1.163    --
                                                                     2010   1.098       1.264    --
                                                                     2009   0.897       1.098    --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   2.330       2.104    --
                                                                     2017   2.309       2.330    --
                                                                     2016   2.234       2.309    --
                                                                     2015   2.188       2.234    --
                                                                     2014   1.716       2.188    --
                                                                     2013   1.730       1.716    --
                                                                     2012   1.526       1.730    --
                                                                     2011   1.423       1.526    --
                                                                     2010   1.133       1.423    --
                                                                     2009   0.882       1.133    --





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.871       1.774       230,160
                                                                                       2017   1.779       1.871       261,119
                                                                                       2016   1.598       1.779       409,592
                                                                                       2015   1.706       1.598       441,178
                                                                                       2014   1.692       1.706       594,895
                                                                                       2013   1.585       1.692       675,789
                                                                                       2012   1.393       1.585       600,939
                                                                                       2011   1.394       1.393       663,705
                                                                                       2010   1.327       1.394       615,186
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.820       1.525       263,250
                                                                                       2017   1.453       1.820       309,803
                                                                                       2016   1.335       1.453       370,933
                                                                                       2015   1.586       1.335       385,112
                                                                                       2014   1.678       1.586       492,678
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.705       0.668            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.060       1.767       222,063
                                                                                       2017   1.788       2.060       248,420
                                                                                       2016   1.561       1.788       354,804
                                                                                       2015   1.701       1.561       377,870
                                                                                       2014   1.608       1.701       467,139
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.702       1.429        68,617
                                                                                       2017   1.361       1.702        79,322
                                                                                       2016   1.406       1.361        88,591
                                                                                       2015   1.466       1.406        95,636
                                                                                       2014   1.614       1.466       117,137
                                                                                       2013   1.386       1.614       124,428
                                                                                       2012   1.217       1.386       189,920
                                                                                       2011   1.396       1.217       207,976
                                                                                       2010   1.283       1.396       214,340
                                                                                       2009   0.999       1.283       214,349
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   1.011       1.092            --
                                                                                       2012   0.983       1.011       183,981
                                                                                       2011   1.063       0.983       179,180
                                                                                       2010   0.886       1.063       188,939
                                                                                       2009   0.664       0.886       189,232
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.852       0.955            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2011   0.884
                                                                                           2010   0.828
                                                                                           2009   0.590
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 2018   1.453
                                                                                           2017   1.424
                                                                                           2016   1.421
                                                                                           2015   1.456
                                                                                           2014   1.431
                                                                                           2013   1.494
                                                                                           2012   1.401
                                                                                           2011   1.415
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 2016   1.586
                                                                                           2015   1.628
                                                                                           2014   1.504
                                                                                           2013   1.160
                                                                                           2012   1.077
                                                                                           2011   1.231
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 2016   1.553
                                                                                           2015   1.614
                                                                                           2014   1.583
                                                                                           2013   1.599
                                                                                           2012   1.470
                                                                                           2011   1.455
                                                                                           2010   1.330
                                                                                           2009   1.094
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   1.920
                                                                                           2017   1.680
                                                                                           2016   1.482
                                                                                           2015   1.573
                                                                                           2014   1.450
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   1.821
                                                                                           2017   1.394
                                                                                           2016   1.429
                                                                                           2015   1.380
                                                                                           2014   1.299
                                                                                           2013   0.993
                                                                                           2012   0.891
                                                                                           2011   1.003
                                                                                           2010   0.859
                                                                                           2009   0.687
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.862
                                                                                           2017   0.875
                                                                                           2016   0.893
                                                                                           2015   0.915
                                                                                           2014   0.937
                                                                                           2013   0.960
                                                                                           2012   0.983
                                                                                           2011   1.007
                                                                                           2010   1.032
                                                                                           2009   1.052
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.442
                                                                                           2017   1.288
                                                                                           2016   1.231
                                                                                           2015   1.278
                                                                                           2014   1.242
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.485
                                                                                           2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.218
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   1.866
                                                                                           2017   1.609
                                                                                           2016   1.591
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.814



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.852       159,574
                                                                                           0.884       841,661
                                                                                           0.828     1,015,192
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................................... 1.415       136,957
                                                                                           1.453       153,572
                                                                                           1.424       266,377
                                                                                           1.421       314,554
                                                                                           1.456       416,808
                                                                                           1.431       642,545
                                                                                           1.494       804,181
                                                                                           1.401       742,170
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................................... 1.590            --
                                                                                           1.586       419,101
                                                                                           1.628       483,266
                                                                                           1.504       141,814
                                                                                           1.160       147,279
                                                                                           1.077       169,688
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............................... 1.586            --
                                                                                           1.553       124,173
                                                                                           1.614       252,577
                                                                                           1.583       651,521
                                                                                           1.599       614,621
                                                                                           1.470       650,282
                                                                                           1.455       339,841
                                                                                           1.330       343,294
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.704        87,674
                                                                                           1.920        89,218
                                                                                           1.680        82,909
                                                                                           1.482        67,041
                                                                                           1.573        50,886
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.817        65,792
                                                                                           1.821        78,088
                                                                                           1.394       185,820
                                                                                           1.429       163,566
                                                                                           1.380        95,643
                                                                                           1.299       109,352
                                                                                           0.993       127,389
                                                                                           0.891       114,549
                                                                                           1.003       111,124
                                                                                           0.859       107,639
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.857       494,221
                                                                                           0.862       664,054
                                                                                           0.875       816,531
                                                                                           0.893       842,751
                                                                                           0.915       990,301
                                                                                           0.937     1,100,005
                                                                                           0.960     1,003,845
                                                                                           0.983     1,425,723
                                                                                           1.007       954,833
                                                                                           1.032       993,445
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.322       756,877
                                                                                           1.442       833,642
                                                                                           1.288     1,334,869
                                                                                           1.231     1,781,155
                                                                                           1.278     1,872,295
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.332     2,124,379
                                                                                           1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.815        37,709
                                                                                           1.866       312,562
                                                                                           1.609       410,948
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.773       139,697

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.356       1.814      284,453
                                                                                          2016    1.391       1.356      343,515
                                                                                          2015    1.289       1.391      347,917
                                                                                          2014    1.214       1.289      337,077
                                                                                          2013    0.910       1.214      118,056
                                                                                          2012    0.950       0.910      151,490
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................ 2018    1.529       1.406       74,184
                                                                                          2017    1.396       1.529       91,973
                                                                                          2016    1.313       1.396      203,706
                                                                                          2015    1.351       1.313      217,465
                                                                                          2014    1.277       1.351      213,548
                                                                                          2013    1.102       1.277      242,408
                                                                                          2012    1.014       1.102      247,308
                                                                                          2011    1.016       1.014      250,681
                                                                                          2010    0.948       1.016      199,582
                                                                                          2009    0.821       0.948      185,689
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)................................... 2018    1.575       1.380       78,975
                                                                                          2017    1.372       1.575      361,795
                                                                                          2016    1.231       1.372      485,057
                                                                                          2015    1.266       1.231      502,470
                                                                                          2014    1.170       1.266      573,862
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.696       1.540       68,791
                                                                                          2017    1.504       1.696      146,458
                                                                                          2016    1.301       1.504      153,018
                                                                                          2015    1.328       1.301      162,178
                                                                                          2014    1.364       1.328      148,330
                                                                                          2013    1.100       1.364      164,060
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   26.834      25.168        1,220
                                                                                          2017   25.451      26.834        2,779
                                                                                          2016   24.680      25.451        6,771
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.154       1.996       35,333
                                                                                          2017    1.830       2.154       37,891
                                                                                          2016    1.615       1.830       61,395
                                                                                          2015    1.717       1.615       77,576
                                                                                          2014    1.617       1.717      103,179
                                                                                          2013    1.277       1.617      151,386
                                                                                          2012    1.169       1.277      158,518
                                                                                          2011    1.129       1.169      175,779
                                                                                          2010    0.959       1.129      191,623
                                                                                          2009    0.837       0.959      225,156
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    2.044       1.888       94,235
                                                                                          2017    1.724       2.044      413,816
                                                                                          2016    1.695       1.724      526,774
                                                                                          2015    1.784       1.695      532,878
                                                                                          2014    1.700       1.784      562,478
                                                                                          2013    1.261       1.700      601,851
                                                                                          2012    1.165       1.261      617,964
                                                                                          2011    1.254       1.165      626,682
                                                                                          2010    1.006       1.254      735,241
                                                                                          2009    0.718       1.006      818,470
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    1.563       1.290      227,396
                                                                                          2017    1.372       1.563      318,579
                                                                                          2016    1.311       1.372      380,097
                                                                                          2015    1.436       1.311      408,308
                                                                                          2014    1.655       1.436      444,499
                                                                                          2013    1.379       1.655      460,677
                                                                                          2012    1.195       1.379      479,599
                                                                                          2011    1.369       1.195      497,969
                                                                                          2010    1.294       1.369      491,308
                                                                                          2009    0.967       1.294      776,946
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    2.295       2.048      105,766

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.027       2.295       331,807
                                                                                   2016   2.057       2.027       456,204
                                                                                   2015   2.148       2.057       547,296
                                                                                   2014   1.833       2.148       554,796
                                                                                   2013   1.274       1.833       912,543
                                                                                   2012   1.102       1.274       848,700
                                                                                   2011   1.104       1.102     1,045,739
                                                                                   2010   0.907       1.104       652,741
                                                                                   2009   0.692       0.907       153,130
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.444       1.448            --
                                                                                   2013   1.119       1.444        95,035
                                                                                   2012   0.997       1.119        51,376
                                                                                   2011   1.089       0.997        51,383
                                                                                   2010   0.956       1.089        51,390
                                                                                   2009   0.757       0.956        51,398
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.904       1.765       138,497
                                                                                   2017   1.638       1.904       225,257
                                                                                   2016   1.462       1.638       262,887
                                                                                   2015   1.567       1.462       290,661
                                                                                   2014   1.414       1.567       263,630
                                                                                   2013   1.153       1.414       285,258
                                                                                   2012   1.035       1.153       308,214
                                                                                   2011   0.984       1.035       306,157
                                                                                   2010   0.899       0.984       328,034
                                                                                   2009   0.751       0.899       318,021
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.285       1.310            --
                                                                                   2010   1.208       1.285       246,457
                                                                                   2009   1.055       1.208       284,015
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.296       1.289            --
                                                                                   2013   1.033       1.296       176,803
                                                                                   2012   0.957       1.033       188,703
                                                                                   2011   1.017       0.957       222,682
                                                                                   2010   0.953       1.017       236,235
                                                                                   2009   0.844       0.953       264,439
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.157       1.234            --
                                                                                   2010   1.024       1.157       172,825
                                                                                   2009   0.840       1.024       215,152
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.723       0.719            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.152       1.231            --
                                                                                   2009   0.737       1.152       569,576
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.727       0.694            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.605       0.635            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.932       0.850            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.721       0.740            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   0.763       0.727            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   1.018       1.074            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   1.939       1.904         3,721
                                                                                   2013   2.031       1.939       381,507
                                                                                   2012   1.863       2.031       529,460
                                                                                   2011   2.498       1.863       535,412
                                                                                   2010   2.213       2.498       985,223
                                                                                   2009   1.303       2.213       997,453
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................... 2014   1.661       1.693            --
                                                                                   2013   1.320       1.661       250,463
                                                                                   2012   1.230       1.320       247,974
                                                                                   2011   1.191       1.230       271,700
                                                                                   2010   1.023       1.191       280,700
                                                                                   2009   0.920       1.023       263,632
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).............. 2014   1.327       1.339            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.140       1.327     3,173,508
                                                                              2012   1.043       1.140     3,268,239
                                                                              2011   1.105       1.043     3,739,259
                                                                              2010   0.986       1.105     4,147,463
                                                                              2009   0.761       0.986     4,383,896
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.319       1.332            --
                                                                              2013   1.162       1.319     1,648,937
                                                                              2012   1.067       1.162     1,766,313
                                                                              2011   1.116       1.067     1,982,709
                                                                              2010   1.003       1.116     2,283,225
                                                                              2009   0.782       1.003     2,867,080
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   2.036       1.600        85,676
                                                                              2017   1.848       2.036       161,439
                                                                              2016   1.628       1.848       202,331
                                                                              2015   1.781       1.628       213,122
                                                                              2014   1.589       1.781       219,672
                                                                              2013   1.226       1.589       246,662
                                                                              2012   1.133       1.226       133,408
                                                                              2011   1.233       1.133       151,802
                                                                              2010   1.071       1.233       268,208
                                                                              2009   0.876       1.071       606,425
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   2.442       2.204       128,086
                                                                              2017   2.422       2.442       194,555
                                                                              2016   2.344       2.422       286,784
                                                                              2015   2.297       2.344       318,238
                                                                              2014   1.802       2.297       326,524
                                                                              2013   1.818       1.802       372,563
                                                                              2012   1.604       1.818       388,723
                                                                              2011   1.497       1.604       411,758
                                                                              2010   1.193       1.497       436,616
                                                                              2009   0.929       1.193       419,985





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.995       1.890       216,549
                                                                                       2017   1.898       1.995       240,094
                                                                                       2016   1.708       1.898       349,671
                                                                                       2015   1.825       1.708       603,262
                                                                                       2014   1.811       1.825       643,338
                                                                                       2013   1.699       1.811       716,523
                                                                                       2012   1.495       1.699       741,214
                                                                                       2011   1.497       1.495     1,308,085
                                                                                       2010   1.425       1.497     1,324,886
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   2.547       2.132        30,568
                                                                                       2017   2.035       2.547        34,297
                                                                                       2016   1.871       2.035        60,133
                                                                                       2015   2.226       1.871        63,142
                                                                                       2014   2.357       2.226        74,164
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.841       0.797            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.581       2.211        25,868
                                                                                       2017   2.242       2.581        39,711
                                                                                       2016   1.960       2.242       205,617
                                                                                       2015   2.137       1.960       213,484
                                                                                       2014   2.022       2.137       263,072
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   2.112       1.772         2,564

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.690       2.112         2,854
                                                                           2016   1.748       1.690         5,371
                                                                           2015   1.825       1.748        20,982
                                                                           2014   2.011       1.825        22,034
                                                                           2013   1.729       2.011        23,427
                                                                           2012   1.519       1.729        28,517
                                                                           2011   1.744       1.519        31,274
                                                                           2010   1.605       1.744        81,624
                                                                           2009   1.251       1.605       160,878
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.003       1.084            --
                                                                           2012   0.977       1.003       346,323
                                                                           2011   1.057       0.977       343,251
                                                                           2010   0.882       1.057       341,884
                                                                           2009   0.662       0.882       360,279
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)....... 2012   0.847       0.949            --
                                                                           2011   0.880       0.847        72,673
                                                                           2010   0.825       0.880        77,258
                                                                           2009   0.589       0.825       270,299
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.669       1.414        36,083
                                                                           2017   1.251       1.669        53,927
                                                                           2016   1.280       1.251        55,407
                                                                           2015   1.263       1.280        56,705
                                                                           2014   1.268       1.263        72,611
                                                                           2013   1.022       1.268        72,111
                                                                           2012   0.865       1.022        63,788
                                                                           2011   0.969       0.865        84,592
                                                                           2010   0.857       0.969        91,061
                                                                           2009   0.628       0.857       124,034
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.414       1.376       101,448
                                                                           2017   1.387       1.414       109,275
                                                                           2016   1.386       1.387       116,157
                                                                           2015   1.421       1.386       232,744
                                                                           2014   1.399       1.421       592,616
                                                                           2013   1.462       1.399       698,005
                                                                           2012   1.372       1.462       719,832
                                                                           2011   1.387       1.372       665,578
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   1.876       1.880            --
                                                                           2015   1.928       1.876        78,364
                                                                           2014   1.782       1.928        93,111
                                                                           2013   1.377       1.782       104,892
                                                                           2012   1.279       1.377       107,669
                                                                           2011   1.463       1.279       161,576
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.448       1.479            --
                                                                           2015   1.507       1.448       299,639
                                                                           2014   1.479       1.507       437,253
                                                                           2013   1.495       1.479       556,363
                                                                           2012   1.376       1.495       556,976
                                                                           2011   1.364       1.376       600,493
                                                                           2010   1.248       1.364       542,857
                                                                           2009   1.027       1.248       486,895
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.467       2.188         7,147
                                                                           2017   2.160       2.467         7,591
                                                                           2016   1.909       2.160       237,087
                                                                           2015   2.028       1.909       237,896
                                                                           2014   1.870       2.028       238,396
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   2.152       2.146        28,013
                                                                           2017   1.650       2.152        31,225
                                                                           2016   1.692       1.650        33,861
                                                                           2015   1.635       1.692        41,655
                                                                           2014   1.542       1.635        54,729
                                                                           2013   1.179       1.542        57,273
                                                                           2012   1.059       1.179        52,247
                                                                           2011   1.194       1.059        71,439
                                                                           2010   1.024       1.194        53,065
                                                                           2009   0.819       1.024        64,955
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.833       0.827        85,156

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    0.847
                                                                                           2016    0.865
                                                                                           2015    0.887
                                                                                           2014    0.910
                                                                                           2013    0.933
                                                                                           2012    0.956
                                                                                           2011    0.980
                                                                                           2010    1.005
                                                                                           2009    1.026
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.426
                                                                                           2017    1.274
                                                                                           2016    1.220
                                                                                           2015    1.266
                                                                                           2014    1.232
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.468
                                                                                           2017    1.263
                                                                                           2016    1.197
                                                                                           2015    1.249
                                                                                           2014    1.208
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    2.160
                                                                                           2017    1.864
                                                                                           2016    1.844
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.793
                                                                                           2017    1.342
                                                                                           2016    1.378
                                                                                           2015    1.278
                                                                                           2014    1.205
                                                                                           2013    0.904
                                                                                           2012    0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.512
                                                                                           2017    1.382
                                                                                           2016    1.301
                                                                                           2015    1.339
                                                                                           2014    1.267
                                                                                           2013    1.094
                                                                                           2012    1.008
                                                                                           2011    1.012
                                                                                           2010    0.945
                                                                                           2009    0.819
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.567
                                                                                           2017    1.367
                                                                                           2016    1.228
                                                                                           2015    1.264
                                                                                           2014    1.169
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.675
                                                                                           2017    1.487
                                                                                           2016    1.288
                                                                                           2015    1.315
                                                                                           2014    1.352
                                                                                           2013    1.091
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   26.219
                                                                                           2017   24.893
                                                                                           2016   24.154
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    2.593
                                                                                           2017    2.205
                                                                                           2016    1.948
                                                                                           2015    2.073
                                                                                           2014    1.955
                                                                                           2013    1.546
                                                                                           2012    1.416
                                                                                           2011    1.369
                                                                                           2010    1.164
                                                                                           2009    1.017
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    2.682



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            0.833       184,232
                                                                                            0.847       185,189
                                                                                            0.865       192,133
                                                                                            0.887       249,444
                                                                                            0.910       415,405
                                                                                            0.933       518,264
                                                                                            0.956     1,098,230
                                                                                            0.980     1,480,833
                                                                                            1.005     2,374,369
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.305     1,890,855
                                                                                            1.426     2,039,374
                                                                                            1.274     2,259,148
                                                                                            1.220     2,355,557
                                                                                            1.266     2,729,385
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.315     8,453,137
                                                                                            1.468     8,500,057
                                                                                            1.263     9,209,573
                                                                                            1.197     9,579,342
                                                                                            1.249    10,220,092
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  2.098        70,974
                                                                                            2.160        74,123
                                                                                            1.864        80,089
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.751        19,992
                                                                                            1.793        21,130
                                                                                            1.342        38,596
                                                                                            1.378        64,616
                                                                                            1.278        71,274
                                                                                            1.205        18,139
                                                                                            0.904        20,120
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.388        97,477
                                                                                            1.512        32,251
                                                                                            1.382       106,501
                                                                                            1.301       113,123
                                                                                            1.339       140,256
                                                                                            1.267       147,793
                                                                                            1.094       163,493
                                                                                            1.008        53,880
                                                                                            1.012        58,722
                                                                                            0.945       111,198
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.372       278,517
                                                                                            1.567       283,095
                                                                                            1.367       372,062
                                                                                            1.228       153,463
                                                                                            1.264       177,168
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.519        49,953
                                                                                            1.675        50,802
                                                                                            1.487       297,637
                                                                                            1.288       332,933
                                                                                            1.315       349,151
                                                                                            1.352       350,373
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 24.567         3,914
                                                                                           26.219        13,636
                                                                                           24.893        13,951
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  2.400       121,890
                                                                                            2.593       137,614
                                                                                            2.205       165,490
                                                                                            1.948       191,408
                                                                                            2.073       205,759
                                                                                            1.955       261,992
                                                                                            1.546       271,100
                                                                                            1.416       361,904
                                                                                            1.369       356,661
                                                                                            1.164       424,566
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  2.475        20,302

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   2.265       2.682        30,777
                                                                                   2016   2.230       2.265        31,092
                                                                                   2015   2.348       2.230        31,367
                                                                                   2014   2.240       2.348        31,929
                                                                                   2013   1.663       2.240        30,344
                                                                                   2012   1.538       1.663        45,031
                                                                                   2011   1.657       1.538        58,998
                                                                                   2010   1.331       1.657        62,052
                                                                                   2009   0.951       1.331        79,655
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   2.052       1.692        27,757
                                                                                   2017   1.803       2.052        29,037
                                                                                   2016   1.725       1.803        30,886
                                                                                   2015   1.891       1.725        39,529
                                                                                   2014   2.182       1.891        52,087
                                                                                   2013   1.819       2.182        71,202
                                                                                   2012   1.578       1.819       109,579
                                                                                   2011   1.810       1.578       162,436
                                                                                   2010   1.712       1.810       142,996
                                                                                   2009   1.281       1.712       159,291
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.852       2.543        35,285
                                                                                   2017   2.521       2.852        39,112
                                                                                   2016   2.561       2.521        50,079
                                                                                   2015   2.677       2.561        53,481
                                                                                   2014   2.286       2.677        55,371
                                                                                   2013   1.591       2.286        62,384
                                                                                   2012   1.377       1.591        83,353
                                                                                   2011   1.382       1.377       147,121
                                                                                   2010   1.136       1.382       153,060
                                                                                   2009   0.868       1.136       170,838
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.863       1.867            --
                                                                                   2013   1.445       1.863       248,798
                                                                                   2012   1.289       1.445       257,503
                                                                                   2011   1.409       1.289       259,821
                                                                                   2010   1.239       1.409        26,289
                                                                                   2009   0.982       1.239        25,930
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   2.091       1.937       146,936
                                                                                   2017   1.801       2.091        68,298
                                                                                   2016   1.609       1.801       159,616
                                                                                   2015   1.726       1.609       179,345
                                                                                   2014   1.560       1.726       248,729
                                                                                   2013   1.272       1.560       318,106
                                                                                   2012   1.144       1.272       251,757
                                                                                   2011   1.089       1.144       188,779
                                                                                   2010   0.996       1.089       189,004
                                                                                   2009   0.832       0.996       216,896
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.281       1.305            --
                                                                                   2010   1.206       1.281       175,782
                                                                                   2009   1.054       1.206       194,673
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.285       1.277            --
                                                                                   2013   1.025       1.285       164,817
                                                                                   2012   0.950       1.025       178,621
                                                                                   2011   1.011       0.950       389,620
                                                                                   2010   0.949       1.011       400,372
                                                                                   2009   0.841       0.949       406,630
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.375       1.466            --
                                                                                   2010   1.218       1.375       170,772
                                                                                   2009   1.000       1.218       213,496
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.720       0.716            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.272       1.359            --
                                                                                   2009   0.815       1.272     1,413,638
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.724       0.691            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.663       0.696            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   1.175       1.071            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)......... 2009   0.729       0.749             --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03).................... 2009   1.038       0.987             --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)................... 2009   1.072       1.130             --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)................... 2014   2.578       2.530             --
                                                                              2013   2.702       2.578         55,442
                                                                              2012   2.481       2.702         53,280
                                                                              2011   3.331       2.481         90,916
                                                                              2010   2.954       3.331         90,347
                                                                              2009   1.740       2.954        164,620
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.983       2.020             --
                                                                              2013   1.578       1.983        280,291
                                                                              2012   1.472       1.578        288,240
                                                                              2011   1.427       1.472        304,863
                                                                              2010   1.227       1.427        290,462
                                                                              2009   1.104       1.227        295,729
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.315       1.327             --
                                                                              2013   1.131       1.315      9,827,793
                                                                              2012   1.036       1.131     10,424,698
                                                                              2011   1.098       1.036     10,941,896
                                                                              2010   0.981       1.098     11,262,669
                                                                              2009   0.758       0.981     12,432,936
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.307       1.320             --
                                                                              2013   1.153       1.307      2,670,234
                                                                              2012   1.059       1.153      2,617,460
                                                                              2011   1.109       1.059      3,449,526
                                                                              2010   0.998       1.109      4,068,202
                                                                              2009   0.779       0.998      3,668,863
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   2.746       2.156         31,812
                                                                              2017   2.494       2.746         37,588
                                                                              2016   2.200       2.494        185,526
                                                                              2015   2.409       2.200        190,388
                                                                              2014   2.151       2.409        192,009
                                                                              2013   1.662       2.151        194,422
                                                                              2012   1.538       1.662        193,530
                                                                              2011   1.674       1.538        219,801
                                                                              2010   1.456       1.674        222,235
                                                                              2009   1.192       1.456        236,241
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   3.050       2.750         49,845
                                                                              2017   3.027       3.050         51,800
                                                                              2016   2.933       3.027         59,719
                                                                              2015   2.877       2.933         64,819
                                                                              2014   2.260       2.877         67,725
                                                                              2013   2.282       2.260         75,791
                                                                              2012   2.016       2.282         78,027
                                                                              2011   1.883       2.016        154,738
                                                                              2010   1.502       1.883        158,887
                                                                              2009   1.171       1.502        167,592





                        PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)........ 2018   1.647       1.559    413,076
                                                                2017   1.568       1.647    206,959
                                                                2016   1.411       1.568    218,752
                                                                2015   1.509       1.411    193,260
                                                                2014   1.498       1.509    203,141
                                                                2013   1.406       1.498    213,808
                                                                2012   1.238       1.406    216,104
                                                                2011   1.240       1.238    212,408
                                                                2010   1.181       1.240    224,182

                             PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.509       1.262            --
                                                                                       2017   1.206       1.509            --
                                                                                       2016   1.109       1.206            --
                                                                                       2015   1.320       1.109            --
                                                                                       2014   1.398       1.320            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.675       0.639            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   1.884       1.613            --
                                                                                       2017   1.637       1.884            --
                                                                                       2016   1.432       1.637            --
                                                                                       2015   1.562       1.432            --
                                                                                       2014   1.478       1.562            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.440       1.207           299
                                                                                       2017   1.152       1.440           301
                                                                                       2016   1.192       1.152           304
                                                                                       2015   1.245       1.192           307
                                                                                       2014   1.373       1.245           310
                                                                                       2013   1.181       1.373         2,721
                                                                                       2012   1.038       1.181         2,725
                                                                                       2011   1.193       1.038            --
                                                                                       2010   1.098       1.193           629
                                                                                       2009   0.856       1.098           649
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.999       1.079            --
                                                                                       2012   0.974       0.999        15,998
                                                                                       2011   1.054       0.974        15,163
                                                                                       2010   0.880       1.054        19,059
                                                                                       2009   0.660       0.880        19,383
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.844       0.946            --
                                                                                       2011   0.878       0.844            --
                                                                                       2010   0.824       0.878            --
                                                                                       2009   0.588       0.824            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.324       1.287        43,371
                                                                                       2017   1.299       1.324        49,755
                                                                                       2016   1.299       1.299        52,830
                                                                                       2015   1.333       1.299        63,213
                                                                                       2014   1.312       1.333        65,022
                                                                                       2013   1.372       1.312        66,648
                                                                                       2012   1.288       1.372        68,115
                                                                                       2011   1.303       1.288        69,888
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   1.443       1.447            --
                                                                                       2015   1.484       1.443            --
                                                                                       2014   1.372       1.484            --
                                                                                       2013   1.061       1.372            --
                                                                                       2012   0.986       1.061            --
                                                                                       2011   1.128       0.986            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.378       1.406            --
                                                                                       2015   1.434       1.378       528,670
                                                                                       2014   1.409       1.434       535,552
                                                                                       2013   1.425       1.409       524,702
                                                                                       2012   1.312       1.425       530,170
                                                                                       2011   1.300       1.312       538,862
                                                                                       2010   1.191       1.300       551,548
                                                                                       2009   0.980       1.191       551,501
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................... 2018   1.810       1.604            --
                                                                                       2017   1.586       1.810            --
                                                                                       2016   1.402       1.586            --
                                                                                       2015   1.490       1.402            --
                                                                                       2014   1.374       1.490            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09).................... 2018   1.718       1.713            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.318
                                                                                           2016    1.353
                                                                                           2015    1.308
                                                                                           2014    1.234
                                                                                           2013    0.944
                                                                                           2012    0.849
                                                                                           2011    0.957
                                                                                           2010    0.821
                                                                                           2009    0.657
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.851
                                                                                           2017    0.865
                                                                                           2016    0.885
                                                                                           2015    0.907
                                                                                           2014    0.931
                                                                                           2013    0.955
                                                                                           2012    0.980
                                                                                           2011    1.005
                                                                                           2010    1.031
                                                                                           2009    1.053
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.417
                                                                                           2017    1.267
                                                                                           2016    1.214
                                                                                           2015    1.261
                                                                                           2014    1.227
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.459
                                                                                           2017    1.256
                                                                                           2016    1.192
                                                                                           2015    1.244
                                                                                           2014    1.203
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    1.692
                                                                                           2017    1.461
                                                                                           2016    1.446
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.783
                                                                                           2017    1.335
                                                                                           2016    1.371
                                                                                           2015    1.272
                                                                                           2014    1.200
                                                                                           2013    0.901
                                                                                           2012    0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.503
                                                                                           2017    1.374
                                                                                           2016    1.294
                                                                                           2015    1.333
                                                                                           2014    1.262
                                                                                           2013    1.091
                                                                                           2012    1.005
                                                                                           2011    1.009
                                                                                           2010    0.943
                                                                                           2009    0.818
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.564
                                                                                           2017    1.364
                                                                                           2016    1.226
                                                                                           2015    1.263
                                                                                           2014    1.168
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.664
                                                                                           2017    1.478
                                                                                           2016    1.281
                                                                                           2015    1.309
                                                                                           2014    1.347
                                                                                           2013    1.087
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   25.917
                                                                                           2017   24.619
                                                                                           2016   23.896
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    1.976



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.718           --
                                                                                            1.318           --
                                                                                            1.353           --
                                                                                            1.308           --
                                                                                            1.234           --
                                                                                            0.944           --
                                                                                            0.849           --
                                                                                            0.957           --
                                                                                            0.821           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.845      715,767
                                                                                            0.851      676,000
                                                                                            0.865      437,535
                                                                                            0.885      183,726
                                                                                            0.907      198,307
                                                                                            0.931      214,253
                                                                                            0.955      225,760
                                                                                            0.980      212,307
                                                                                            1.005      342,601
                                                                                            1.031      478,147
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.297    3,625,128
                                                                                            1.417    3,592,143
                                                                                            1.267    3,754,936
                                                                                            1.214    4,215,413
                                                                                            1.261    4,935,159
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.307    4,136,483
                                                                                            1.459    5,275,268
                                                                                            1.256    5,434,537
                                                                                            1.192    5,502,649
                                                                                            1.244    5,624,745
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  1.644           --
                                                                                            1.692           --
                                                                                            1.461           --
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.740        6,647
                                                                                            1.783        6,650
                                                                                            1.335        6,654
                                                                                            1.371        6,658
                                                                                            1.272        6,662
                                                                                            1.200           --
                                                                                            0.901           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.380      139,147
                                                                                            1.503      141,417
                                                                                            1.374      124,036
                                                                                            1.294       70,669
                                                                                            1.333       70,874
                                                                                            1.262       71,081
                                                                                            1.091       71,309
                                                                                            1.005       71,568
                                                                                            1.009       71,814
                                                                                            0.943       72,053
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.368           --
                                                                                            1.564           --
                                                                                            1.364           --
                                                                                            1.226           --
                                                                                            1.263           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.509           --
                                                                                            1.664           --
                                                                                            1.478           --
                                                                                            1.281           --
                                                                                            1.309        9,017
                                                                                            1.347       12,934
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 24.272       26,450
                                                                                           25.917       28,675
                                                                                           24.619       31,608
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  1.828           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.681       1.976            --
                                                                                   2016   1.486       1.681            --
                                                                                   2015   1.582       1.486            --
                                                                                   2014   1.493       1.582            --
                                                                                   2013   1.181       1.493            --
                                                                                   2012   1.082       1.181            --
                                                                                   2011   1.047       1.082            --
                                                                                   2010   0.890       1.047            --
                                                                                   2009   0.778       0.890            --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   1.897       1.749            --
                                                                                   2017   1.602       1.897            --
                                                                                   2016   1.578       1.602            --
                                                                                   2015   1.663       1.578            --
                                                                                   2014   1.587       1.663            --
                                                                                   2013   1.179       1.587            --
                                                                                   2012   1.091       1.179            --
                                                                                   2011   1.176       1.091            --
                                                                                   2010   0.945       1.176            --
                                                                                   2009   0.675       0.945            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   1.319       1.087            --
                                                                                   2017   1.160       1.319            --
                                                                                   2016   1.110       1.160            --
                                                                                   2015   1.218       1.110            --
                                                                                   2014   1.406       1.218            --
                                                                                   2013   1.173       1.406            --
                                                                                   2012   1.018       1.173            --
                                                                                   2011   1.168       1.018            --
                                                                                   2010   1.105       1.168            --
                                                                                   2009   0.827       1.105            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.169       1.933            --
                                                                                   2017   1.918       2.169            --
                                                                                   2016   1.950       1.918            --
                                                                                   2015   2.039       1.950            --
                                                                                   2014   1.742       2.039            --
                                                                                   2013   1.213       1.742            --
                                                                                   2012   1.050       1.213            --
                                                                                   2011   1.055       1.050            --
                                                                                   2010   0.868       1.055            --
                                                                                   2009   0.663       0.868            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.369       1.372            --
                                                                                   2013   1.063       1.369            --
                                                                                   2012   0.948       1.063            --
                                                                                   2011   1.037       0.948            --
                                                                                   2010   0.912       1.037            --
                                                                                   2009   0.724       0.912            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.784       1.652       113,329
                                                                                   2017   1.538       1.784       188,802
                                                                                   2016   1.374       1.538       158,402
                                                                                   2015   1.475       1.374       159,426
                                                                                   2014   1.334       1.475       159,862
                                                                                   2013   1.088       1.334       139,336
                                                                                   2012   0.979       1.088        50,991
                                                                                   2011   0.932       0.979        45,825
                                                                                   2010   0.853       0.932        47,001
                                                                                   2009   0.714       0.853        45,399
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.279       1.303            --
                                                                                   2010   1.204       1.279       182,288
                                                                                   2009   1.053       1.204       188,005
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.280       1.271            --
                                                                                   2013   1.021       1.280            --
                                                                                   2012   0.947       1.021            --
                                                                                   2011   1.008       0.947            --
                                                                                   2010   0.947       1.008            --
                                                                                   2009   0.839       0.947            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.061       1.131            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   0.940       1.061            --
                                                                                2009   0.772       0.940            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.719       0.715            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.052       1.124            --
                                                                                2009   0.674       1.052       218,139
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.723       0.689            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.562       0.590            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.791       0.720            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.692       0.711            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.668       0.636            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.918       0.968            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.419       1.393            --
                                                                                2013   1.488       1.419            --
                                                                                2012   1.368       1.488            --
                                                                                2011   1.837       1.368            --
                                                                                2010   1.630       1.837            --
                                                                                2009   0.961       1.630            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.450       1.477            --
                                                                                2013   1.155       1.450            --
                                                                                2012   1.077       1.155            --
                                                                                2011   1.045       1.077            --
                                                                                2010   0.899       1.045            --
                                                                                2009   0.810       0.899            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.309       1.321            --
                                                                                2013   1.126       1.309     5,653,792
                                                                                2012   1.033       1.126     5,693,168
                                                                                2011   1.095       1.033     5,870,064
                                                                                2010   0.979       1.095     6,246,359
                                                                                2009   0.757       0.979     6,297,902
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.301       1.314            --
                                                                                2013   1.148       1.301     4,905,615
                                                                                2012   1.056       1.148     5,183,002
                                                                                2011   1.106       1.056     5,363,189
                                                                                2010   0.996       1.106     5,194,071
                                                                                2009   0.777       0.996     5,248,899
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   1.755       1.377            --
                                                                                2017   1.595       1.755            --
                                                                                2016   1.408       1.595            --
                                                                                2015   1.542       1.408            --
                                                                                2014   1.378       1.542            --
                                                                                2013   1.065       1.378            --
                                                                                2012   0.986       1.065            --
                                                                                2011   1.074       0.986            --
                                                                                2010   0.934       1.074            --
                                                                                2009   0.765       0.934            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   1.918       1.728            --
                                                                                2017   1.904       1.918            --
                                                                                2016   1.846       1.904            --
                                                                                2015   1.812       1.846            --
                                                                                2014   1.424       1.812            --
                                                                                2013   1.438       1.424            --
                                                                                2012   1.271       1.438            --
                                                                                2011   1.188       1.271            --
                                                                                2010   0.948       1.188            --
                                                                                2009   0.739       0.948            --

                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.821       1.723         2,251
                                                                                       2017   1.735       1.821         2,278
                                                                                       2016   1.562       1.735         2,695
                                                                                       2015   1.671       1.562         2,737
                                                                                       2014   1.660       1.671         2,717
                                                                                       2013   1.558       1.660       174,891
                                                                                       2012   1.372       1.558       174,828
                                                                                       2011   1.376       1.372       180,409
                                                                                       2010   1.311       1.376       180,443
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.772       1.481        55,634
                                                                                       2017   1.417       1.772        54,525
                                                                                       2016   1.304       1.417        55,858
                                                                                       2015   1.553       1.304        57,186
                                                                                       2014   1.645       1.553        85,009
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.699       0.662            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   2.005       1.716        23,998
                                                                                       2017   1.744       2.005        26,294
                                                                                       2016   1.526       1.744        27,096
                                                                                       2015   1.665       1.526        27,378
                                                                                       2014   1.576       1.665        22,784
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.657       1.388            --
                                                                                       2017   1.327       1.657            --
                                                                                       2016   1.374       1.327            --
                                                                                       2015   1.435       1.374            --
                                                                                       2014   1.583       1.435            --
                                                                                       2013   1.363       1.583            --
                                                                                       2012   1.198       1.363            --
                                                                                       2011   1.378       1.198            --
                                                                                       2010   1.269       1.378            --
                                                                                       2009   0.990       1.269            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.995       1.075            --
                                                                                       2012   0.970       0.995        19,651
                                                                                       2011   1.051       0.970        19,608
                                                                                       2010   0.878       1.051        19,525
                                                                                       2009   0.659       0.878        19,730
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.842       0.943            --
                                                                                       2011   0.876       0.842       125,687
                                                                                       2010   0.822       0.876       125,697
                                                                                       2009   0.587       0.822       120,943
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................... 2018   1.650       1.396        48,773
                                                                                       2017   1.238       1.650        51,252
                                                                                       2016   1.268       1.238        52,135
                                                                                       2015   1.252       1.268        52,094
                                                                                       2014   1.258       1.252        52,184
                                                                                       2013   1.016       1.258       172,174
                                                                                       2012   0.860       1.016       172,359
                                                                                       2011   0.964       0.860       176,364
                                                                                       2010   0.854       0.964       176,275
                                                                                       2009   0.627       0.854       178,611
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)................................. 2018   1.414       1.374        49,131
                                                                                       2017   1.388       1.414        49,852
                                                                                       2016   1.389       1.388        50,010
                                                                                       2015   1.425       1.389        51,905
                                                                                       2014   1.404       1.425       107,767
                                                                                       2013   1.469       1.404       114,564
                                                                                       2012   1.380       1.469       124,952
                                                                                       2011   1.396       1.380       124,857
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)....................................... 2016   1.550       1.553            --
                                                                                       2015   1.594       1.550         1,743
                                                                                       2014   1.475       1.594         1,765
                                                                                       2013   1.141       1.475         1,905
                                                                                       2012   1.061       1.141         2,106
                                                                                       2011   1.214       1.061        19,266
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)........................... 2016   1.518       1.549            --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.581
                                                                                           2014   1.553
                                                                                           2013   1.572
                                                                                           2012   1.448
                                                                                           2011   1.436
                                                                                           2010   1.316
                                                                                           2009   1.083
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 2018   1.869
                                                                                           2017   1.638
                                                                                           2016   1.449
                                                                                           2015   1.540
                                                                                           2014   1.422
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 2018   1.772
                                                                                           2017   1.360
                                                                                           2016   1.396
                                                                                           2015   1.351
                                                                                           2014   1.275
                                                                                           2013   0.976
                                                                                           2012   0.878
                                                                                           2011   0.990
                                                                                           2010   0.850
                                                                                           2009   0.680
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018   0.839
                                                                                           2017   0.853
                                                                                           2016   0.873
                                                                                           2015   0.896
                                                                                           2014   0.919
                                                                                           2013   0.944
                                                                                           2012   0.969
                                                                                           2011   0.994
                                                                                           2010   1.020
                                                                                           2009   1.043
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.409
                                                                                           2017   1.260
                                                                                           2016   1.208
                                                                                           2015   1.255
                                                                                           2014   1.222
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.451
                                                                                           2017   1.250
                                                                                           2016   1.186
                                                                                           2015   1.238
                                                                                           2014   1.198
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   1.816
                                                                                           2017   1.569
                                                                                           2016   1.554
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018   1.772
                                                                                           2017   1.328
                                                                                           2016   1.365
                                                                                           2015   1.267
                                                                                           2014   1.196
                                                                                           2013   0.898
                                                                                           2012   0.940
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018   1.494
                                                                                           2017   1.367
                                                                                           2016   1.288
                                                                                           2015   1.327
                                                                                           2014   1.257
                                                                                           2013   1.087
                                                                                           2012   1.002
                                                                                           2011   1.007
                                                                                           2010   0.941
                                                                                           2009   0.817
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018   1.560



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.518        27,115
                                                                                           1.581        26,761
                                                                                           1.553        32,423
                                                                                           1.572        33,476
                                                                                           1.448        39,121
                                                                                           1.436        40,525
                                                                                           1.316        47,822
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......................... 1.655            --
                                                                                           1.869            --
                                                                                           1.638            --
                                                                                           1.449            --
                                                                                           1.540            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........................ 1.765            --
                                                                                           1.772            --
                                                                                           1.360           440
                                                                                           1.396           442
                                                                                           1.351           443
                                                                                           1.275           445
                                                                                           0.976           447
                                                                                           0.878         7,205
                                                                                           0.990         6,949
                                                                                           0.850        13,883
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 0.832        51,334
                                                                                           0.839        60,748
                                                                                           0.853        61,909
                                                                                           0.873        64,475
                                                                                           0.896        83,125
                                                                                           0.919        82,715
                                                                                           0.944        79,891
                                                                                           0.969        82,003
                                                                                           0.994       126,906
                                                                                           1.020        81,261
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.289        66,928
                                                                                           1.409        71,118
                                                                                           1.260        83,542
                                                                                           1.208       135,727
                                                                                           1.255       164,715
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.299        67,819
                                                                                           1.451        72,065
                                                                                           1.250        84,696
                                                                                           1.186        89,735
                                                                                           1.238        94,605
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 1.763         1,698
                                                                                           1.816         1,710
                                                                                           1.569         1,825
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 1.729        10,898
                                                                                           1.772        10,898
                                                                                           1.328        10,898
                                                                                           1.365        21,350
                                                                                           1.267        22,415
                                                                                           1.196       122,178
                                                                                           0.898       122,182
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 1.371         5,609
                                                                                           1.494         5,609
                                                                                           1.367         5,609
                                                                                           1.288         5,609
                                                                                           1.327            --
                                                                                           1.257            --
                                                                                           1.087            --
                                                                                           1.002            --
                                                                                           1.007            --
                                                                                           0.941            --
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 1.364        36,448

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.362       1.560       37,005
                                                                                          2016    1.225       1.362       37,643
                                                                                          2015    1.262       1.225       38,019
                                                                                          2014    1.168       1.262       42,915
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............................. 2018    1.654       1.499       18,709
                                                                                          2017    1.470       1.654       18,573
                                                                                          2016    1.274       1.470       19,168
                                                                                          2015    1.303       1.274       19,341
                                                                                          2014    1.341       1.303       19,399
                                                                                          2013    1.082       1.341       19,315
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   25.619      23.980        1,158
                                                                                          2017   24.347      25.619        1,158
                                                                                          2016   23.640      24.347        1,158
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)........................ 2018    2.096       1.938        5,193
                                                                                          2017    1.784       2.096        5,922
                                                                                          2016    1.578       1.784        6,390
                                                                                          2015    1.681       1.578        7,011
                                                                                          2014    1.587       1.681        7,230
                                                                                          2013    1.256       1.587        7,493
                                                                                          2012    1.151       1.256        8,386
                                                                                          2011    1.115       1.151        8,840
                                                                                          2010    0.948       1.115        9,752
                                                                                          2009    0.829       0.948       15,996
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).................... 2018    1.989       1.834           --
                                                                                          2017    1.681       1.989           --
                                                                                          2016    1.657       1.681          868
                                                                                          2015    1.747       1.657          872
                                                                                          2014    1.668       1.747          875
                                                                                          2013    1.239       1.668          879
                                                                                          2012    1.148       1.239          882
                                                                                          2011    1.237       1.148        5,978
                                                                                          2010    0.995       1.237        6,122
                                                                                          2009    0.711       0.995        6,789
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................ 2018    1.521       1.253        5,076
                                                                                          2017    1.338       1.521        5,076
                                                                                          2016    1.281       1.338        5,471
                                                                                          2015    1.406       1.281        5,473
                                                                                          2014    1.624       1.406       28,656
                                                                                          2013    1.355       1.624      114,676
                                                                                          2012    1.177       1.355      118,023
                                                                                          2011    1.351       1.177      125,466
                                                                                          2010    1.279       1.351      122,966
                                                                                          2009    0.958       1.279      120,080
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07).............. 2018    2.234       1.990       20,363
                                                                                          2017    1.977       2.234       22,314
                                                                                          2016    2.010       1.977       22,355
                                                                                          2015    2.104       2.010       22,338
                                                                                          2014    1.798       2.104       22,338
                                                                                          2013    1.252       1.798       22,543
                                                                                          2012    1.085       1.252       22,926
                                                                                          2011    1.090       1.085       28,616
                                                                                          2010    0.897       1.090       29,174
                                                                                          2009    0.686       0.897       28,127
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................... 2014    1.417       1.420           --
                                                                                          2013    1.100       1.417          653
                                                                                          2012    0.982       1.100          655
                                                                                          2011    1.075       0.982          657
                                                                                          2010    0.946       1.075          659
                                                                                          2009    0.750       0.946          745
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07).............. 2018    1.853       1.715        9,582

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   1.598       1.853         9,582
                                                                                2016   1.429       1.598        10,055
                                                                                2015   1.534       1.429        10,057
                                                                                2014   1.388       1.534        10,059
                                                                                2013   1.133       1.388        10,061
                                                                                2012   1.020       1.133        10,063
                                                                                2011   0.971       1.020        10,069
                                                                                2010   0.889       0.971        10,076
                                                                                2009   0.744       0.889         5,814
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.277       1.301            --
                                                                                2010   1.203       1.277        36,984
                                                                                2009   1.053       1.203        46,241
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2014   1.274       1.265            --
                                                                                2013   1.017       1.274        40,887
                                                                                2012   0.944       1.017        41,786
                                                                                2011   1.005       0.944        42,243
                                                                                2010   0.944       1.005        42,763
                                                                                2009   0.837       0.944        40,066
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.142       1.217            --
                                                                                2010   1.012       1.142        19,287
                                                                                2009   0.832       1.012        32,867
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.718       0.713            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.139       1.217            --
                                                                                2009   0.730       1.139       194,478
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.721       0.688            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.600       0.629            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.924       0.842            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.714       0.733            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.757       0.720            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   1.009       1.064            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.902       1.867            --
                                                                                2013   1.996       1.902       160,010
                                                                                2012   1.835       1.996       159,814
                                                                                2011   2.466       1.835       166,632
                                                                                2010   2.189       2.466       167,805
                                                                                2009   1.291       2.189       189,998
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.629       1.660            --
                                                                                2013   1.298       1.629        22,883
                                                                                2012   1.212       1.298        23,668
                                                                                2011   1.176       1.212        24,148
                                                                                2010   1.012       1.176        25,246
                                                                                2009   0.912       1.012        25,689
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.304       1.315            --
                                                                                2013   1.122       1.304        89,037
                                                                                2012   1.029       1.122        89,103
                                                                                2011   1.092       1.029        89,176
                                                                                2010   0.977       1.092        36,764
                                                                                2009   0.756       0.977        89,999
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.296       1.308            --
                                                                                2013   1.144       1.296       160,617
                                                                                2012   1.052       1.144       160,683
                                                                                2011   1.103       1.052       176,612
                                                                                2010   0.994       1.103       294,399
                                                                                2009   0.776       0.994       323,990
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   1.982       1.554        20,973

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2017   1.802       1.982        20,982
                                                                     2016   1.591       1.802        20,991
                                                                     2015   1.744       1.591        21,001
                                                                     2014   1.559       1.744        21,012
                                                                     2013   1.205       1.559       106,586
                                                                     2012   1.116       1.205       106,596
                                                                     2011   1.217       1.116       109,337
                                                                     2010   1.059       1.217       109,351
                                                                     2009   0.868       1.059       105,831
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2018   2.377       2.141         9,660
                                                                     2017   2.362       2.377         9,717
                                                                     2016   2.290       2.362         9,776
                                                                     2015   2.249       2.290         9,972
                                                                     2014   1.768       2.249        10,778
                                                                     2013   1.787       1.768       184,351
                                                                     2012   1.580       1.787       184,205
                                                                     2011   1.478       1.580       190,483
                                                                     2010   1.180       1.478       190,836
                                                                     2009   0.920       1.180       191,033





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.545       1.461        20,696
                                                                                       2017   1.473       1.545        21,243
                                                                                       2016   1.328       1.473        21,856
                                                                                       2015   1.422       1.328       112,833
                                                                                       2014   1.414       1.422       113,781
                                                                                       2013   1.329       1.414       114,697
                                                                                       2012   1.171       1.329       115,535
                                                                                       2011   1.176       1.171       116,697
                                                                                       2010   1.121       1.176       118,169
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.031       0.861            --
                                                                                       2017   0.825       1.031            --
                                                                                       2016   0.760       0.825            --
                                                                                       2015   0.906       0.760            --
                                                                                       2014   0.961       0.906            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)............... 2009   0.598       0.566            --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)................................... 2018   1.751       1.497            --
                                                                                       2017   1.524       1.751            --
                                                                                       2016   1.335       1.524            --
                                                                                       2015   1.459       1.335            --
                                                                                       2014   1.382       1.459            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)................ 2018   1.228       1.028            --
                                                                                       2017   0.984       1.228            --
                                                                                       2016   1.020       0.984            --
                                                                                       2015   1.067       1.020            --
                                                                                       2014   1.178       1.067            --
                                                                                       2013   1.015       1.178            --
                                                                                       2012   0.894       1.015            --
                                                                                       2011   1.028       0.894            --
                                                                                       2010   0.948       1.028            --
                                                                                       2009   0.740       0.948            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)........................................ 2013   0.923       0.997            --
                                                                                       2012   0.901       0.923            --
                                                                                       2011   0.977       0.901            --
                                                                                       2010   0.817       0.977            --
                                                                                       2009   0.614       0.817            --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................... 2012   0.837       0.938            --

                       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2011   0.872       0.837            --
                                                                           2010   0.819       0.872            --
                                                                           2009   0.586       0.819            --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2018   1.630       1.378            --
                                                                           2017   1.225       1.630            --
                                                                           2016   1.256       1.225            --
                                                                           2015   1.241       1.256            --
                                                                           2014   1.248       1.241            --
                                                                           2013   1.009       1.248            --
                                                                           2012   0.856       1.009            --
                                                                           2011   0.960       0.856            --
                                                                           2010   0.850       0.960            --
                                                                           2009   0.625       0.850            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)..................... 2018   1.304       1.266         9,839
                                                                           2017   1.282       1.304        12,127
                                                                           2016   1.283       1.282        14,806
                                                                           2015   1.318       1.283        20,868
                                                                           2014   1.300       1.318        23,885
                                                                           2013   1.362       1.300        24,581
                                                                           2012   1.280       1.362        24,736
                                                                           2011   1.296       1.280        26,340
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)........................... 2016   1.327       1.330            --
                                                                           2015   1.367       1.327            --
                                                                           2014   1.266       1.367            --
                                                                           2013   0.980       1.266            --
                                                                           2012   0.912       0.980            --
                                                                           2011   1.045       0.912            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)............... 2016   1.346       1.374            --
                                                                           2015   1.403       1.346       213,720
                                                                           2014   1.381       1.403       214,330
                                                                           2013   1.399       1.381       230,504
                                                                           2012   1.289       1.399       223,904
                                                                           2011   1.280       1.289       224,343
                                                                           2010   1.174       1.280       215,653
                                                                           2009   0.967       1.174       258,346
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.659       1.468            --
                                                                           2017   1.456       1.659            --
                                                                           2016   1.289       1.456            --
                                                                           2015   1.372       1.289            --
                                                                           2014   1.267       1.372            --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)........ 2018   1.502       1.495            --
                                                                           2017   1.154       1.502            --
                                                                           2016   1.186       1.154            --
                                                                           2015   1.149       1.186            --
                                                                           2014   1.085       1.149            --
                                                                           2013   0.832       1.085            --
                                                                           2012   0.748       0.832            --
                                                                           2011   0.846       0.748            --
                                                                           2010   0.726       0.846            --
                                                                           2009   0.582       0.726            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.832       0.824        57,278
                                                                           2017   0.847       0.832        67,070
                                                                           2016   0.867       0.847        97,318
                                                                           2015   0.891       0.867       154,146
                                                                           2014   0.915       0.891       164,326
                                                                           2013   0.940       0.915       168,825
                                                                           2012   0.966       0.940       172,833
                                                                           2011   0.993       0.966       175,191
                                                                           2010   1.020       0.993       203,912
                                                                           2009   1.043       1.020       207,565
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....... 2018   1.393       1.272       929,617
                                                                           2017   1.247       1.393       976,631
                                                                           2016   1.196       1.247     1,336,940
                                                                           2015   1.245       1.196     1,374,512
                                                                           2014   1.212       1.245     1,408,580
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....... 2018   1.434       1.282       684,737

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.236
                                                                                           2016    1.174
                                                                                           2015    1.227
                                                                                           2014    1.189
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018   45.621
                                                                                           2017   39.446
                                                                                           2016   39.090
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.752
                                                                                           2017    1.314
                                                                                           2016    1.351
                                                                                           2015    1.256
                                                                                           2014    1.187
                                                                                           2013    0.892
                                                                                           2012    0.930
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.477
                                                                                           2017    1.352
                                                                                           2016    1.276
                                                                                           2015    1.316
                                                                                           2014    1.247
                                                                                           2013    1.080
                                                                                           2012    0.997
                                                                                           2011    1.002
                                                                                           2010    0.938
                                                                                           2009    0.814
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.504
                                                                                           2017    1.314
                                                                                           2016    1.183
                                                                                           2015    1.220
                                                                                           2014    1.130
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.526
                                                                                           2017    1.358
                                                                                           2016    1.178
                                                                                           2015    1.206
                                                                                           2014    1.242
                                                                                           2013    1.004
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   25.032
                                                                                           2017   23.813
                                                                                           2016   23.137
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    1.866
                                                                                           2017    1.590
                                                                                           2016    1.407
                                                                                           2015    1.501
                                                                                           2014    1.418
                                                                                           2013    1.123
                                                                                           2012    1.031
                                                                                           2011    0.999
                                                                                           2010    0.851
                                                                                           2009    0.745
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)..................... 2018    1.671
                                                                                           2017    1.414
                                                                                           2016    1.395
                                                                                           2015    1.472
                                                                                           2014    1.407
                                                                                           2013    1.046
                                                                                           2012    0.970
                                                                                           2011    1.047
                                                                                           2010    0.843
                                                                                           2009    0.603
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    1.165



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.434     804,667
                                                                                            1.236     836,963
                                                                                            1.174     970,220
                                                                                            1.227     994,775
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 44.242          --
                                                                                           45.621          --
                                                                                           39.446          --
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.707          --
                                                                                            1.752          --
                                                                                            1.314          --
                                                                                            1.351          --
                                                                                            1.256          --
                                                                                            1.187          --
                                                                                            0.892          --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.354      11,207
                                                                                            1.477      10,922
                                                                                            1.352          --
                                                                                            1.276          --
                                                                                            1.316          --
                                                                                            1.247          --
                                                                                            1.080          --
                                                                                            0.997          --
                                                                                            1.002          --
                                                                                            0.938          --
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.314          --
                                                                                            1.504          --
                                                                                            1.314          --
                                                                                            1.183          --
                                                                                            1.220          --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.382          --
                                                                                            1.526          --
                                                                                            1.358          --
                                                                                            1.178          --
                                                                                            1.206          --
                                                                                            1.242          --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 23.407       1,885
                                                                                           25.032       1,920
                                                                                           23.813       7,475
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  1.723          --
                                                                                            1.866          --
                                                                                            1.590          --
                                                                                            1.407          --
                                                                                            1.501          --
                                                                                            1.418          --
                                                                                            1.123          --
                                                                                            1.031          --
                                                                                            0.999          --
                                                                                            0.851          --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03).....................  1.539          --
                                                                                            1.671          --
                                                                                            1.414          --
                                                                                            1.395          --
                                                                                            1.472          --
                                                                                            1.407          --
                                                                                            1.046          --
                                                                                            0.970          --
                                                                                            1.047          --
                                                                                            0.843          --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  0.959          --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.025       1.165            --
                                                                                   2016   0.983       1.025            --
                                                                                   2015   1.080       0.983            --
                                                                                   2014   1.249       1.080            --
                                                                                   2013   1.043       1.249            --
                                                                                   2012   0.907       1.043            --
                                                                                   2011   1.042       0.907            --
                                                                                   2010   0.988       1.042            --
                                                                                   2009   0.740       0.988            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   1.870       1.664            --
                                                                                   2017   1.656       1.870            --
                                                                                   2016   1.686       1.656            --
                                                                                   2015   1.766       1.686            --
                                                                                   2014   1.511       1.766            --
                                                                                   2013   1.053       1.511            --
                                                                                   2012   0.914       1.053            --
                                                                                   2011   0.919       0.914            --
                                                                                   2010   0.757       0.919            --
                                                                                   2009   0.580       0.757            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.263       1.265            --
                                                                                   2013   0.982       1.263            --
                                                                                   2012   0.877       0.982            --
                                                                                   2011   0.961       0.877            --
                                                                                   2010   0.847       0.961            --
                                                                                   2009   0.672       0.847            --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.697       1.569        31,549
                                                                                   2017   1.465       1.697        37,173
                                                                                   2016   1.311       1.465        44,747
                                                                                   2015   1.409       1.311       150,658
                                                                                   2014   1.276       1.409       154,242
                                                                                   2013   1.043       1.276       139,731
                                                                                   2012   0.939       1.043       141,663
                                                                                   2011   0.896       0.939       144,898
                                                                                   2010   0.821       0.896       146,895
                                                                                   2009   0.688       0.821       145,677
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.273       1.296            --
                                                                                   2010   1.200       1.273        27,404
                                                                                   2009   1.051       1.200        28,642
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.134       1.126            --
                                                                                   2013   0.906       1.134            --
                                                                                   2012   0.842       0.906            --
                                                                                   2011   0.897       0.842            --
                                                                                   2010   0.844       0.897            --
                                                                                   2009   0.749       0.844            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   0.983       1.047            --
                                                                                   2010   0.872       0.983            --
                                                                                   2009   0.718       0.872            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)....................... 2009   0.684       0.679            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03).............................. 2010   1.048       1.120            --
                                                                                   2009   0.673       1.048        28,642
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05).......... 2009   0.643       0.613            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)............................ 2009   0.548       0.575            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)..................... 2009   0.661       0.602            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04).............. 2009   0.621       0.638            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)......................... 2009   0.564       0.536            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)........................ 2009   0.915       0.964            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)........................ 2014   0.975       0.957            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.024       0.975            --
                                                                              2012   0.943       1.024            --
                                                                              2011   1.268       0.943            --
                                                                              2010   1.127       1.268            --
                                                                              2009   0.665       1.127            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)...................... 2014   1.356       1.381            --
                                                                              2013   1.081       1.356            --
                                                                              2012   1.010       1.081            --
                                                                              2011   0.981       1.010            --
                                                                              2010   0.846       0.981            --
                                                                              2009   0.763       0.846            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)......... 2014   1.185       1.195            --
                                                                              2013   1.021       1.185     1,009,616
                                                                              2012   0.938       1.021     1,092,681
                                                                              2011   0.996       0.938     1,190,224
                                                                              2010   0.892       0.996     1,269,873
                                                                              2009   0.690       0.892     1,285,187
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)....... 2014   1.204       1.215            --
                                                                              2013   1.064       1.204     1,432,320
                                                                              2012   0.980       1.064     1,467,396
                                                                              2011   1.028       0.980     1,491,446
                                                                              2010   0.927       1.028     1,505,470
                                                                              2009   0.725       0.927     1,520,603
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)...................... 2018   1.594       1.249            --
                                                                              2017   1.451       1.594            --
                                                                              2016   1.282       1.451            --
                                                                              2015   1.407       1.282            --
                                                                              2014   1.259       1.407            --
                                                                              2013   0.974       1.259            --
                                                                              2012   0.903       0.974            --
                                                                              2011   0.986       0.903            --
                                                                              2010   0.859       0.986            --
                                                                              2009   0.704       0.859            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................. 2018   1.508       1.357            --
                                                                              2017   1.499       1.508            --
                                                                              2016   1.456       1.499            --
                                                                              2015   1.431       1.456            --
                                                                              2014   1.126       1.431            --
                                                                              2013   1.139       1.126            --
                                                                              2012   1.008       1.139            --
                                                                              2011   0.944       1.008            --
                                                                              2010   0.754       0.944            --
                                                                              2009   0.589       0.754            --





                                   PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (5/10)............................... 2018   1.605       1.517       61,972
                                                                                       2017   1.531       1.605       65,848
                                                                                       2016   1.381       1.531       68,544
                                                                                       2015   1.479       1.381       68,544
                                                                                       2014   1.472       1.479       72,708
                                                                                       2013   1.384       1.472       84,873
                                                                                       2012   1.221       1.384       90,386
                                                                                       2011   1.226       1.221       90,386
                                                                                       2010   1.169       1.226       96,603
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/14)....... 2018   1.470       1.227           --
                                                                                       2017   1.178       1.470           --
                                                                                       2016   1.085       1.178           --
                                                                                       2015   1.295       1.085           --
                                                                                       2014   1.373       1.295           --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class E) (4/07)....... 2009   0.670       0.634           --
 BHFTI Invesco Comstock Subaccount (Class B) (4/14)........................... 2018   1.836       1.569           --
                                                                               2017   1.599       1.836           --
                                                                               2016   1.401       1.599           --
                                                                               2015   1.532       1.401           --
                                                                               2014   1.451       1.532           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)........ 2018   1.403       1.174           --
                                                                               2017   1.125       1.403           --
                                                                               2016   1.167       1.125           --
                                                                               2015   1.221       1.167           --
                                                                               2014   1.349       1.221           --
                                                                               2013   1.162       1.349           --
                                                                               2012   1.024       1.162           --
                                                                               2011   1.179       1.024           --
                                                                               2010   1.088       1.179           --
                                                                               2009   0.850       1.088           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.984       1.062           --
                                                                               2012   0.961       0.984           --
                                                                               2011   1.043       0.961           --
                                                                               2010   0.872       1.043           --
                                                                               2009   0.656       0.872           --
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)........... 2012   0.835       0.935           --
                                                                               2011   0.870       0.835           --
                                                                               2010   0.817       0.870           --
                                                                               2009   0.585       0.817           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).................. 2018   1.621       1.369           --
                                                                               2017   1.218       1.621           --
                                                                               2016   1.250       1.218           --
                                                                               2015   1.236       1.250           --
                                                                               2014   1.244       1.236           --
                                                                               2013   1.006       1.244           --
                                                                               2012   0.853       1.006           --
                                                                               2011   0.957       0.853           --
                                                                               2010   0.849       0.957           --
                                                                               2009   0.624       0.849           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/11)......................... 2018   1.297       1.259           --
                                                                               2017   1.276       1.297           --
                                                                               2016   1.278       1.276           --
                                                                               2015   1.314       1.278           --
                                                                               2014   1.296       1.314           --
                                                                               2013   1.358       1.296           --
                                                                               2012   1.278       1.358           --
                                                                               2011   1.294       1.278           --
 BHFTI Pioneer Fund Subaccount (Class B) (5/11)............................... 2016   1.412       1.415           --
                                                                               2015   1.455       1.412           --
                                                                               2014   1.348       1.455           --
                                                                               2013   1.044       1.348           --
                                                                               2012   0.973       1.044           --
                                                                               2011   1.114       0.973           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (5/09)................... 2016   1.348       1.375           --
                                                                               2015   1.406       1.348       63,070
                                                                               2014   1.384       1.406       63,084
                                                                               2013   1.402       1.384           --
                                                                               2012   1.294       1.402           --
                                                                               2011   1.285       1.294           --
                                                                               2010   1.179       1.285           --
                                                                               2009   0.972       1.179           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2018   1.764       1.560           --
                                                                               2017   1.549       1.764           --
                                                                               2016   1.371       1.549           --
                                                                               2015   1.461       1.371           --
                                                                               2014   1.349       1.461           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class E) (5/09)............ 2018   1.675       1.666           --

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.287
                                                                                           2016    1.324
                                                                                           2015    1.282
                                                                                           2014    1.212
                                                                                           2013    0.929
                                                                                           2012    0.837
                                                                                           2011    0.946
                                                                                           2010    0.813
                                                                                           2009    0.651
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....................... 2018    0.829
                                                                                           2017    0.845
                                                                                           2016    0.866
                                                                                           2015    0.890
                                                                                           2014    0.914
                                                                                           2013    0.940
                                                                                           2012    0.966
                                                                                           2011    0.993
                                                                                           2010    1.021
                                                                                           2009    1.045
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018    1.385
                                                                                           2017    1.240
                                                                                           2016    1.190
                                                                                           2015    1.239
                                                                                           2014    1.207
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018    1.426
                                                                                           2017    1.230
                                                                                           2016    1.169
                                                                                           2015    1.222
                                                                                           2014    1.184
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)...... 2018    1.649
                                                                                           2017    1.427
                                                                                           2016    1.414
 BHFTII Jennison Growth Subaccount (Class B) (4/12)....................................... 2018    1.742
                                                                                           2017    1.307
                                                                                           2016    1.345
                                                                                           2015    1.251
                                                                                           2014    1.182
                                                                                           2013    0.889
                                                                                           2012    0.930
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)............................. 2018    1.468
                                                                                           2017    1.345
                                                                                           2016    1.269
                                                                                           2015    1.310
                                                                                           2014    1.243
                                                                                           2013    1.076
                                                                                           2012    0.994
                                                                                           2011    1.000
                                                                                           2010    0.936
                                                                                           2009    0.813
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14).................................... 2018    1.549
                                                                                           2017    1.354
                                                                                           2016    1.220
                                                                                           2015    1.258
                                                                                           2014    1.166
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.623
                                                                                           2017    1.444
                                                                                           2016    1.254
                                                                                           2015    1.284
                                                                                           2014    1.324
                                                                                           2013    1.070
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 2018   24.743
                                                                                           2017   23.551
                                                                                           2016   22.890
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03)......................... 2018    1.926



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.675           --
                                                                                            1.287           --
                                                                                            1.324           --
                                                                                            1.282           --
                                                                                            1.212           --
                                                                                            0.929           --
                                                                                            0.837           --
                                                                                            0.946           --
                                                                                            0.813           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06).......................  0.821           --
                                                                                            0.829        6,493
                                                                                            0.845        6,497
                                                                                            0.866        6,502
                                                                                            0.890        6,507
                                                                                            0.914        6,511
                                                                                            0.940        6,517
                                                                                            0.966        6,522
                                                                                            0.993        6,528
                                                                                            1.021        6,534
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14).......................  1.264       42,926
                                                                                            1.385       42,945
                                                                                            1.240       48,208
                                                                                            1.190       50,964
                                                                                            1.239       59,054
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14).......................  1.274      252,538
                                                                                            1.426      313,459
                                                                                            1.230      321,840
                                                                                            1.169      339,631
                                                                                            1.222      580,281
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (5/16)......  1.598           --
                                                                                            1.649           --
                                                                                            1.427           --
 BHFTII Jennison Growth Subaccount (Class B) (4/12).......................................  1.696           --
                                                                                            1.742           --
                                                                                            1.307           --
                                                                                            1.345           --
                                                                                            1.251           --
                                                                                            1.182           --
                                                                                            0.889           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/07).............................  1.345       65,062
                                                                                            1.468       68,512
                                                                                            1.345       70,909
                                                                                            1.269       70,915
                                                                                            1.310       74,619
                                                                                            1.243       85,427
                                                                                            1.076      103,998
                                                                                            0.994      104,005
                                                                                            1.000      110,565
                                                                                            0.936      110,574
 BHFTII MFS(Reg. TM) Value Subaccount (Class B) (4/14)....................................  1.352           --
                                                                                            1.549           --
                                                                                            1.354           --
                                                                                            1.220           --
                                                                                            1.258           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.468           --
                                                                                            1.623           --
                                                                                            1.444           --
                                                                                            1.254           --
                                                                                            1.284           --
                                                                                            1.324           --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)........ 23.126        3,780
                                                                                           24.743        3,781
                                                                                           23.551        3,782
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends VIP Subaccount (Class 2) (6/03).........................  1.778           --

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2017   1.642       1.926    --
                                                                                   2016   1.454       1.642    --
                                                                                   2015   1.551       1.454    --
                                                                                   2014   1.467       1.551    --
                                                                                   2013   1.162       1.467    --
                                                                                   2012   1.067       1.162    --
                                                                                   2011   1.035       1.067    --
                                                                                   2010   0.882       1.035    --
                                                                                   2009   0.772       0.882    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (6/03)............. 2018   1.848       1.701    --
                                                                                   2017   1.565       1.848    --
                                                                                   2016   1.544       1.565    --
                                                                                   2015   1.630       1.544    --
                                                                                   2014   1.559       1.630    --
                                                                                   2013   1.160       1.559    --
                                                                                   2012   1.076       1.160    --
                                                                                   2011   1.162       1.076    --
                                                                                   2010   0.936       1.162    --
                                                                                   2009   0.670       0.936    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)......................... 2018   1.286       1.058    --
                                                                                   2017   1.132       1.286    --
                                                                                   2016   1.086       1.132    --
                                                                                   2015   1.194       1.086    --
                                                                                   2014   1.381       1.194    --
                                                                                   2013   1.154       1.381    --
                                                                                   2012   1.004       1.154    --
                                                                                   2011   1.154       1.004    --
                                                                                   2010   1.095       1.154    --
                                                                                   2009   0.821       1.095    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)....... 2018   2.114       1.880    --
                                                                                   2017   1.873       2.114    --
                                                                                   2016   1.908       1.873    --
                                                                                   2015   2.000       1.908    --
                                                                                   2014   1.712       2.000    --
                                                                                   2013   1.194       1.712    --
                                                                                   2012   1.036       1.194    --
                                                                                   2011   1.042       1.036    --
                                                                                   2010   0.859       1.042    --
                                                                                   2009   0.658       0.859    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2014   1.345       1.347    --
                                                                                   2013   1.046       1.345    --
                                                                                   2012   0.936       1.046    --
                                                                                   2011   1.025       0.936    --
                                                                                   2010   0.904       1.025    --
                                                                                   2009   0.718       0.904    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class II) (4/07)....... 2018   1.739       1.607    --
                                                                                   2017   1.502       1.739    --
                                                                                   2016   1.345       1.502    --
                                                                                   2015   1.446       1.345    --
                                                                                   2014   1.310       1.446    --
                                                                                   2013   1.071       1.310    --
                                                                                   2012   0.966       1.071    --
                                                                                   2011   0.921       0.966    --
                                                                                   2010   0.845       0.921    --
                                                                                   2009   0.708       0.845    --
Pioneer Variable Contracts Trust
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................... 2011   1.271       1.294    --
                                                                                   2010   1.199       1.271    --
                                                                                   2009   1.051       1.199    --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)....................... 2014   1.257       1.248    --
                                                                                   2013   1.005       1.257    --
                                                                                   2012   0.934       1.005    --
                                                                                   2011   0.997       0.934    --
                                                                                   2010   0.938       0.997    --
                                                                                   2009   0.833       0.938    --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................... 2011   1.048       1.117    --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2010   0.931       1.048            --
                                                                                2009   0.766       0.931            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.714       0.709            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.041       1.112            --
                                                                                2009   0.669       1.041       106,588
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)....... 2009   0.717       0.684            --
 Pioneer Independence VCT Subaccount (Class II) (6/03)......................... 2009   0.558       0.585            --
 Pioneer International Value VCT Subaccount (Class II) (6/03).................. 2009   0.785       0.714            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)........... 2009   0.687       0.705            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)...................... 2009   0.663       0.631            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)..................... 2009   0.911       0.959            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)..................... 2014   1.394       1.368            --
                                                                                2013   1.465       1.394            --
                                                                                2012   1.349       1.465            --
                                                                                2011   1.815       1.349            --
                                                                                2010   1.614       1.815            --
                                                                                2009   0.953       1.614            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)........................ 2014   1.425       1.450            --
                                                                                2013   1.137       1.425            --
                                                                                2012   1.063       1.137            --
                                                                                2011   1.033       1.063            --
                                                                                2010   0.890       1.033            --
                                                                                2009   0.803       0.890            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)........... 2014   1.287       1.297            --
                                                                                2013   1.109       1.287       715,236
                                                                                2012   1.019       1.109       733,405
                                                                                2011   1.083       1.019       741,984
                                                                                2010   0.970       1.083       772,126
                                                                                2009   0.751       0.970       774,829
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)......... 2014   1.279       1.291            --
                                                                                2013   1.131       1.279        55,264
                                                                                2012   1.042       1.131        55,286
                                                                                2011   1.093       1.042        55,311
                                                                                2010   0.987       1.093        55,337
                                                                                2009   0.771       0.987        55,365
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)........................ 2018   1.710       1.339            --
                                                                                2017   1.557       1.710            --
                                                                                2016   1.377       1.557            --
                                                                                2015   1.512       1.377            --
                                                                                2014   1.354       1.512            --
                                                                                2013   1.048       1.354            --
                                                                                2012   0.972       1.048            --
                                                                                2011   1.061       0.972            --
                                                                                2010   0.925       1.061            --
                                                                                2009   0.759       0.925            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)................... 2018   1.869       1.681            --
                                                                                2017   1.860       1.869            --
                                                                                2016   1.806       1.860            --
                                                                                2015   1.776       1.806            --
                                                                                2014   1.399       1.776            --
                                                                                2013   1.416       1.399            --
                                                                                2012   1.254       1.416            --
                                                                                2011   1.174       1.254            --
                                                                                2010   0.939       1.174            --
                                                                                2009   0.734       0.939            --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Equity Income VCT Portfolio - Class II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Emerging Markets VCT Portfolio - Class II was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Pioneer Variable Contracts Trust-Pioneer Disciplined Value VCT Portfolio - Class II was replaced by Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2018   3.807       3.404       209,774
                                                                           2017   2.945       3.807       223,260
                                                                           2016   2.977       2.945       256,772
                                                                           2015   2.832       2.977       313,751
                                                                           2014   2.815       2.832       306,129
                                                                           2013   2.217       2.815       416,822
                                                                           2012   1.840       2.217       527,646
                                                                           2011   2.054       1.840       581,666
                                                                           2010   1.869       2.054       590,448
                                                                           2009   1.336       1.869       710,200
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2018   3.557       3.489       653,394
                                                                           2017   2.820       3.557       722,282
                                                                           2016   2.620       2.820       827,040
                                                                           2015   2.494       2.620       875,569
                                                                           2014   2.338       2.494       909,776
                                                                           2013   1.828       2.338     1,196,264
                                                                           2012   1.577       1.828     1,469,839
                                                                           2011   1.676       1.577     1,584,818
                                                                           2010   1.436       1.676     1,776,385
                                                                           2009   1.048       1.436     1,981,591
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2018   2.999       2.895       374,790
                                                                           2017   2.492       2.999       479,774
                                                                           2016   2.273       2.492       554,288
                                                                           2015   2.279       2.273       641,668
                                                                           2014   2.095       2.279       707,455
                                                                           2013   1.596       2.095       974,273
                                                                           2012   1.382       1.596     1,324,123
                                                                           2011   1.432       1.382     1,570,713
                                                                           2010   1.307       1.432     1,756,510
                                                                           2009   1.013       1.307     1,963,018
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2018   2.360       2.262       231,835
                                                                           2017   2.219       2.360       310,270
                                                                           2016   1.973       2.219       341,510
                                                                           2015   2.082       1.973       427,625
                                                                           2014   2.046       2.082       447,151
                                                                           2013   1.894       2.046       381,699
                                                                           2012   1.648       1.894       503,657
                                                                           2011   1.633       1.648       570,643
                                                                           2010   1.429       1.633       590,219
                                                                           2009   0.986       1.429       633,369
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.610       1.423        58,549
                                                                           2017   1.332       1.610        63,870
                                                                           2016   1.243       1.332        71,958
                                                                           2015   1.291       1.243        78,647
                                                                           2014   1.249       1.291        74,345
                                                                           2013   0.981       1.249        81,520
                                                                           2012   0.855       0.981       173,118
                                                                           2011   1.000       0.855       178,643
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)............ 2018   1.765       1.471       703,235

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2017   1.607       1.765       793,107
                                                                                       2016   1.246       1.607       890,480
                                                                                       2015   1.339       1.246     1,099,130
                                                                                       2014   1.339       1.339     1,029,250
                                                                                       2013   1.029       1.339     1,166,563
                                                                                       2012   0.887       1.029     1,421,058
                                                                                       2011   0.991       0.887     1,592,770
                                                                                       2010   0.841       0.991     1,763,969
                                                                                       2009   0.676       0.841     2,022,001
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.864       2.417       184,311
                                                                                       2017   2.270       2.864       204,047
                                                                                       2016   2.071       2.270       226,251
                                                                                       2015   2.444       2.071       316,170
                                                                                       2014   2.659       2.444       334,877
                                                                                       2013   2.847       2.659       178,979
                                                                                       2012   2.436       2.847       212,539
                                                                                       2011   3.047       2.436       244,039
                                                                                       2010   2.507       3.047       253,013
                                                                                       2009   1.509       2.507       329,620
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.894       0.849            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.907       2.678        21,570
                                                                                       2017   2.425       2.907        22,509
                                                                                       2016   2.277       2.425        31,114
                                                                                       2015   2.218       2.277        38,349
                                                                                       2014   1.985       2.218        33,819
                                                                                       2013   1.505       1.985        71,003
                                                                                       2012   1.349       1.505       125,717
                                                                                       2011   1.369       1.349       131,562
                                                                                       2010   1.237       1.369       135,483
                                                                                       2009   1.055       1.237       148,044
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.238       1.115       348,602
                                                                                       2017   1.135       1.238       432,072
                                                                                       2016   1.141       1.135       473,211
                                                                                       2015   1.175       1.141       503,878
                                                                                       2014   1.051       1.175       571,377
                                                                                       2013   1.030       1.051       738,388
                                                                                       2012   0.830       1.030     1,014,349
                                                                                       2011   0.891       0.830     1,182,379
                                                                                       2010   0.780       0.891     1,252,626
                                                                                       2009   0.587       0.780     1,366,011
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.615       2.722            --
                                                                                       2013   2.060       2.615       319,925
                                                                                       2012   1.706       2.060       377,084
                                                                                       2011   1.872       1.706       392,118
                                                                                       2010   1.736       1.872       444,271
                                                                                       2009   1.233       1.736       462,272
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.410       3.124       133,170
                                                                                       2017   2.922       3.410       173,436
                                                                                       2016   2.886       2.922       195,511
                                                                                       2015   3.052       2.886       240,125
                                                                                       2014   2.714       3.052       251,820
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)....................... 2018   3.236       2.426        71,443
                                                                                       2017   2.517       3.236        79,055
                                                                                       2016   2.361       2.517       108,614
                                                                                       2015   2.510       2.361       117,640
                                                                                       2014   2.702       2.510       116,801
                                                                                       2013   2.101       2.702       179,301
                                                                                       2012   1.651       2.101       214,785
                                                                                       2011   1.952       1.651       227,398
                                                                                       2010   1.702       1.952       220,757
                                                                                       2009   1.113       1.702       218,267
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2018   2.903       2.507       455,756

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.502       2.903       581,942
                                                                              2016   2.169       2.502       664,479
                                                                              2015   2.347       2.169       795,806
                                                                              2014   2.184       2.347     1,521,173
                                                                              2013   1.640       2.184       270,844
                                                                              2012   1.408       1.640       325,572
                                                                              2011   1.453       1.408       413,560
                                                                              2010   1.287       1.453       436,926
                                                                              2009   1.032       1.287       529,725
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   3.004       2.694           398
                                                                              2017   2.432       3.004           384
                                                                              2016   2.214       2.432         4,375
                                                                              2015   2.285       2.214         4,404
                                                                              2014   2.148       2.285         6,527
                                                                              2013   1.555       2.148        11,433
                                                                              2012   1.335       1.555        11,758
                                                                              2011   1.369       1.335        21,879
                                                                              2010   1.101       1.369        17,621
                                                                              2009   0.834       1.101        22,922
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.337       1.982         1,371
                                                                              2017   2.294       2.337         1,244
                                                                              2016   1.783       2.294         9,709
                                                                              2015   1.956       1.783        17,633
                                                                              2014   1.901       1.956        17,197
                                                                              2013   1.451       1.901        26,845
                                                                              2012   1.276       1.451        28,051
                                                                              2011   1.444       1.276        40,795
                                                                              2010   1.229       1.444        37,691
                                                                              2009   0.968       1.229        43,951
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.906       0.896            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   2.015       2.076            --
                                                                              2015   2.089       2.015       165,110
                                                                              2014   2.021       2.089       171,225
                                                                              2013   1.901       2.021       237,558
                                                                              2012   1.708       1.901       281,448
                                                                              2011   1.658       1.708       326,918
                                                                              2010   1.490       1.658       380,617
                                                                              2009   1.105       1.490       384,331
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.376       2.009       235,660
                                                                              2017   1.885       2.376       268,630
                                                                              2016   1.935       1.885       306,702
                                                                              2015   2.003       1.935       390,591
                                                                              2014   2.190       2.003       489,759
                                                                              2013   1.868       2.190       601,754
                                                                              2012   1.628       1.868       783,632
                                                                              2011   1.855       1.628       946,241
                                                                              2010   1.693       1.855       995,566
                                                                              2009   1.309       1.693     1,210,101
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.711       1.854            --
                                                                              2012   1.648       1.711       216,875
                                                                              2011   1.767       1.648       229,439
                                                                              2010   1.458       1.767       253,497
                                                                              2009   1.082       1.458       276,747
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.066       1.155            --
                                                                              2012   1.030       1.066     1,035,971
                                                                              2011   1.106       1.030     1,552,496
                                                                              2010   0.915       1.106     1,164,583
                                                                              2009   0.681       0.915     1,410,554
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.831       1.563       545,838
                                                                              2017   1.362       1.831       662,637
                                                                              2016   1.382       1.362       787,937
                                                                              2015   1.352       1.382       977,051
                                                                              2014   1.347       1.352     1,008,766
                                                                              2013   1.078       1.347     1,114,391
                                                                              2012   0.905       1.078     1,322,622
                                                                              2011   1.005       0.905     1,416,751
                                                                              2010   0.881       1.005     1,591,586
                                                                              2009   0.641       0.881     1,624,393

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.473       1.417       197,146
                                                                          2017   1.443       1.473       222,145
                                                                          2016   1.396       1.443       298,319
                                                                          2015   1.462       1.396       495,315
                                                                          2014   1.442       1.462       417,370
                                                                          2013   1.611       1.442       473,827
                                                                          2012   1.499       1.611       650,535
                                                                          2011   1.367       1.499       795,965
                                                                          2010   1.288       1.367       828,396
                                                                          2009   1.107       1.288       773,155
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.590       1.560     1,049,786
                                                                          2017   1.548       1.590     1,241,989
                                                                          2016   1.534       1.548     1,439,709
                                                                          2015   1.561       1.534     2,005,382
                                                                          2014   1.523       1.561     2,026,076
                                                                          2013   1.580       1.523     2,619,325
                                                                          2012   1.471       1.580     3,622,366
                                                                          2011   1.450       1.471     3,608,642
                                                                          2010   1.363       1.450     2,320,501
                                                                          2009   1.224       1.363     2,331,313
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.103       2.115            --
                                                                          2015   2.137       2.103        14,929
                                                                          2014   1.956       2.137        11,441
                                                                          2013   1.495       1.956        12,462
                                                                          2012   1.375       1.495        16,363
                                                                          2011   1.465       1.375        42,769
                                                                          2010   1.282       1.465        72,105
                                                                          2009   1.053       1.282        70,368
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.708       1.751            --
                                                                          2015   1.760       1.708       646,973
                                                                          2014   1.712       1.760       562,326
                                                                          2013   1.715       1.712       634,859
                                                                          2012   1.563       1.715       713,235
                                                                          2011   1.534       1.563       948,066
                                                                          2010   1.391       1.534       909,923
                                                                          2009   1.063       1.391       946,334
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.878       1.962            --
                                                                          2012   1.704       1.878        48,326
                                                                          2011   2.109       1.704        50,479
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.840       1.643       317,340
                                                                          2017   1.600       1.840       354,655
                                                                          2016   1.404       1.600       390,230
                                                                          2015   1.481       1.404       442,390
                                                                          2014   1.330       1.481       363,680
                                                                          2013   1.011       1.330       419,056
                                                                          2012   0.872       1.011       555,744
                                                                          2011   0.924       0.872       779,438
                                                                          2010   0.803       0.924       937,954
                                                                          2009   0.690       0.803       992,643
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.774       2.480        80,049
                                                                          2017   2.410       2.774        85,003
                                                                          2016   2.112       2.410        99,874
                                                                          2015   2.226       2.112       156,171
                                                                          2014   2.042       2.226       210,276
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)........ 2018   1.579       1.394       243,129
                                                                          2017   1.467       1.579       269,170
                                                                          2016   1.292       1.467       329,288
                                                                          2015   1.443       1.292       397,797
                                                                          2014   1.339       1.443       275,122
                                                                          2013   1.045       1.339       299,644
                                                                          2012   0.927       1.045       446,176
                                                                          2011   0.979       0.927       576,851
                                                                          2010   0.793       0.979       612,417
                                                                          2009   0.638       0.793       741,339
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2018   1.405       1.377       277,612

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.373       1.405       321,300
                                                                           2016   1.354       1.373       416,820
                                                                           2015   1.369       1.354       386,268
                                                                           2014   1.301       1.369       398,744
                                                                           2013   1.333       1.301       379,615
                                                                           2012   1.261       1.333       451,073
                                                                           2011   1.204       1.261       440,767
                                                                           2010   1.130       1.204       468,938
                                                                           2009   1.050       1.130       490,003
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.351       2.368       122,349
                                                                           2017   1.786       2.351       148,820
                                                                           2016   1.815       1.786       179,957
                                                                           2015   1.737       1.815       184,419
                                                                           2014   1.622       1.737       157,914
                                                                           2013   1.229       1.622       190,854
                                                                           2012   1.093       1.229       273,943
                                                                           2011   1.221       1.093       273,863
                                                                           2010   1.037       1.221       361,316
                                                                           2009   0.824       1.037       427,767
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.937       0.938     1,518,612
                                                                           2017   0.945       0.937     1,860,721
                                                                           2016   0.958       0.945     2,409,055
                                                                           2015   0.974       0.958     3,059,290
                                                                           2014   0.991       0.974     3,751,727
                                                                           2013   1.008       0.991     4,109,096
                                                                           2012   1.025       1.008     3,666,525
                                                                           2011   1.043       1.025     5,482,238
                                                                           2010   1.060       1.043     5,587,121
                                                                           2009   1.074       1.060     6,098,592
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.414       1.354        17,146
                                                                           2017   1.345       1.414        17,433
                                                                           2016   1.309       1.345        41,913
                                                                           2015   1.339       1.309       157,761
                                                                           2014   1.304       1.339       149,515
                                                                           2013   1.271       1.304       503,263
                                                                           2012   1.185       1.271       896,329
                                                                           2011   1.167       1.185       776,520
                                                                           2010   1.079       1.167       767,668
                                                                           2009   0.910       1.079       809,221
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.500       1.410       462,207
                                                                           2017   1.379       1.500       486,932
                                                                           2016   1.322       1.379       504,942
                                                                           2015   1.360       1.322       781,387
                                                                           2014   1.318       1.360     1,052,587
                                                                           2013   1.209       1.318       478,627
                                                                           2012   1.103       1.209       773,047
                                                                           2011   1.110       1.103       864,014
                                                                           2010   1.013       1.110       953,169
                                                                           2009   0.833       1.013       615,170
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.565       1.444     1,989,324
                                                                           2017   1.388       1.565     2,113,463
                                                                           2016   1.318       1.388     2,746,927
                                                                           2015   1.358       1.318     3,216,728
                                                                           2014   1.314       1.358     3,767,750
                                                                           2013   1.133       1.314       661,098
                                                                           2012   1.018       1.133       647,180
                                                                           2011   1.050       1.018       702,750
                                                                           2010   0.943       1.050       823,214
                                                                           2009   0.758       0.943     1,106,422
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....... 2018   1.612       1.456     5,971,953
                                                                           2017   1.376       1.612     6,375,965
                                                                           2016   1.294       1.376     7,792,104
                                                                           2015   1.339       1.294     8,186,060
                                                                           2014   1.294       1.339     7,659,886
                                                                           2013   1.059       1.294       405,797
                                                                           2012   0.934       1.059       343,365
                                                                           2011   0.987       0.934       348,743
                                                                           2010   0.875       0.987       279,346
                                                                           2009   0.689       0.875       520,467

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.984
                                                                                           2017   1.752
                                                                                           2016   1.666
                                                                                           2015   1.652
                                                                                           2014   1.520
                                                                                           2013   1.282
                                                                                           2012   1.160
                                                                                           2011   1.137
                                                                                           2010   1.055
                                                                                           2009   0.910
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.339
                                                                                           2017   1.998
                                                                                           2016   1.893
                                                                                           2015   1.881
                                                                                           2014   1.729
                                                                                           2013   1.315
                                                                                           2012   1.186
                                                                                           2011   1.257
                                                                                           2010   1.141
                                                                                           2009   0.880
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.769
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.276
                                                                                           2012   1.123
                                                                                           2011   1.218
                                                                                           2010   1.082
                                                                                           2009   0.905
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.997
                                                                                           2017   2.436
                                                                                           2016   2.353
                                                                                           2015   2.329
                                                                                           2014   2.133
                                                                                           2013   1.636
                                                                                           2012   1.501
                                                                                           2011   1.576
                                                                                           2010   1.392
                                                                                           2009   0.949
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.926
                                                                                           2010   0.814
                                                                                           2009   0.630
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   2.135
                                                                                           2017   1.791
                                                                                           2016   1.636
                                                                                           2015   1.649
                                                                                           2014   1.483
                                                                                           2013   1.145
                                                                                           2012   1.009
                                                                                           2011   1.010
                                                                                           2010   0.897
                                                                                           2009   0.730
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018   2.145
                                                                                           2017   1.944
                                                                                           2016   1.814
                                                                                           2015   1.852
                                                                                           2014   1.737
                                                                                           2013   1.488
                                                                                           2012   1.359
                                                                                           2011   1.353
                                                                                           2010   1.252
                                                                                           2009   1.076
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018   2.681



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.877       112,293
                                                                                           1.984       122,664
                                                                                           1.752       144,184
                                                                                           1.666       123,722
                                                                                           1.652       154,955
                                                                                           1.520       240,262
                                                                                           1.282       283,972
                                                                                           1.160       312,718
                                                                                           1.137       312,094
                                                                                           1.055       338,380
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.298       124,037
                                                                                           2.339       135,421
                                                                                           1.998       172,134
                                                                                           1.893       139,275
                                                                                           1.881       115,839
                                                                                           1.729       142,532
                                                                                           1.315       157,005
                                                                                           1.186       175,607
                                                                                           1.257       200,885
                                                                                           1.141       239,608
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.802            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.404            --
                                                                                           1.276       598,087
                                                                                           1.123       592,860
                                                                                           1.218       618,116
                                                                                           1.082       615,503
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.777        87,356
                                                                                           2.997        94,115
                                                                                           2.436       122,168
                                                                                           2.353       146,509
                                                                                           2.329       160,123
                                                                                           2.133       178,626
                                                                                           1.636       184,592
                                                                                           1.501       196,569
                                                                                           1.576       221,983
                                                                                           1.392       416,079
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 1.003            --
                                                                                           0.926       170,919
                                                                                           0.814       395,266
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.997       219,093
                                                                                           2.135       245,948
                                                                                           1.791       376,735
                                                                                           1.636       410,946
                                                                                           1.649       469,563
                                                                                           1.483       720,364
                                                                                           1.145       625,964
                                                                                           1.009       708,708
                                                                                           1.010       755,899
                                                                                           0.897     1,190,775
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 1.987       382,695
                                                                                           2.145       477,450
                                                                                           1.944       564,018
                                                                                           1.814       744,880
                                                                                           1.852     1,073,481
                                                                                           1.737     1,184,455
                                                                                           1.488     1,307,262
                                                                                           1.359     1,317,848
                                                                                           1.353     1,549,396
                                                                                           1.252     1,631,485
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2.371       400,828

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    2.311
                                                                                           2016    2.055
                                                                                           2015    2.093
                                                                                           2014    1.922
                                                                                           2013    1.440
                                                                                           2012    1.256
                                                                                           2011    1.266
                                                                                           2010    1.156
                                                                                           2009    0.973
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    3.008
                                                                                           2017    2.643
                                                                                           2016    2.265
                                                                                           2015    2.291
                                                                                           2014    2.330
                                                                                           2013    1.867
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.852
                                                                                           2017    1.631
                                                                                           2016    1.402
                                                                                           2015    1.420
                                                                                           2014    1.449
                                                                                           2013    1.163
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.480
                                                                                           2017    1.890
                                                                                           2016    1.893
                                                                                           2015    1.742
                                                                                           2014    1.628
                                                                                           2013    1.194
                                                                                           2012    1.023
                                                                                           2011    1.055
                                                                                           2010    0.919
                                                                                           2009    0.653
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.226
                                                                                           2017    2.677
                                                                                           2016    2.443
                                                                                           2015    2.425
                                                                                           2014    2.313
                                                                                           2013    1.632
                                                                                           2012    1.432
                                                                                           2011    1.436
                                                                                           2010    1.084
                                                                                           2009    0.796
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   32.633
   .
                                                                                           2017   30.668
                                                                                           2016   29.597
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.196
                                                                                           2017    1.191
                                                                                           2016    1.195
                                                                                           2015    1.206
                                                                                           2014    1.192
                                                                                           2013    1.219
                                                                                           2012    1.198
                                                                                           2011    1.153
                                                                                           2010    1.107
                                                                                           2009    1.078
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.379
                                                                                           2017    2.827
                                                                                           2016    2.669
                                                                                           2015    2.703
                                                                                           2014    2.463
                                                                                           2013    1.913
                                                                                           2012    1.675
                                                                                           2011    1.753
                                                                                           2010    1.525
                                                                                           2009    1.145
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    3.033



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.681      543,832
                                                                                            2.311      611,409
                                                                                            2.055      614,228
                                                                                            2.093      718,780
                                                                                            1.922      782,763
                                                                                            1.440      429,025
                                                                                            1.256      458,507
                                                                                            1.266      476,031
                                                                                            1.156      480,020
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  2.759      117,722
                                                                                            3.008      135,679
                                                                                            2.643      142,048
                                                                                            2.265      147,424
                                                                                            2.291      165,638
                                                                                            2.330      191,795
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.694      252,487
                                                                                            1.852      276,612
                                                                                            1.631      346,019
                                                                                            1.402      370,151
                                                                                            1.420      456,531
                                                                                            1.449      751,813
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.410       87,622
                                                                                            2.480      110,114
                                                                                            1.890      107,500
                                                                                            1.893      111,683
                                                                                            1.742      106,312
                                                                                            1.628      106,856
                                                                                            1.194      538,524
                                                                                            1.023      903,709
                                                                                            1.055      875,435
                                                                                            0.919    1,112,032
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.956      193,598
                                                                                            3.226      217,757
                                                                                            2.677      241,643
                                                                                            2.443      308,322
                                                                                            2.425      373,622
                                                                                            2.313      515,590
                                                                                            1.632      540,183
                                                                                            1.432      679,583
                                                                                            1.436      743,130
                                                                                            1.084      721,583
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 30.862       25,836
   .
                                                                                           32.633       34,825
                                                                                           30.668       35,916
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.189       64,605
                                                                                            1.196       81,820
                                                                                            1.191       96,231
                                                                                            1.195      122,563
                                                                                            1.206       61,582
                                                                                            1.192      156,980
                                                                                            1.219      186,895
                                                                                            1.198      235,069
                                                                                            1.153      268,545
                                                                                            1.107      328,155
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  3.101      275,167
                                                                                            3.379      289,854
                                                                                            2.827      329,192
                                                                                            2.669      351,149
                                                                                            2.703      418,987
                                                                                            2.463      502,061
                                                                                            1.913      596,265
                                                                                            1.675      668,157
                                                                                            1.753      697,747
                                                                                            1.525      760,724
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.828       22,338

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   2.498       3.033        21,847
                                                                                  2016   2.475       2.498        20,872
                                                                                  2015   2.492       2.475        20,740
                                                                                  2014   2.290       2.492        21,657
                                                                                  2013   1.685       2.290        23,229
                                                                                  2012   1.402       1.685        23,765
                                                                                  2011   1.467       1.402        24,548
                                                                                  2010   1.265       1.467        23,159
                                                                                  2009   0.947       1.265       224,935
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)........................ 2018   4.490       3.762       306,301
                                                                                  2017   3.789       4.490       378,384
                                                                                  2016   3.443       3.789       431,948
                                                                                  2015   3.560       3.443       496,570
                                                                                  2014   3.415       3.560       523,028
                                                                                  2013   2.557       3.415       619,808
                                                                                  2012   2.270       2.557       801,652
                                                                                  2011   2.590       2.270       904,292
                                                                                  2010   2.049       2.590       903,157
                                                                                  2009   1.491       2.049     1,070,554
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)........................ 2018   2.307       1.918       317,596
                                                                                  2017   2.011       2.307       351,035
                                                                                  2016   1.909       2.011       452,122
                                                                                  2015   2.076       1.909       532,214
                                                                                  2014   2.376       2.076       487,743
                                                                                  2013   1.966       2.376       615,482
                                                                                  2012   1.691       1.966       765,025
                                                                                  2011   1.925       1.691       840,062
                                                                                  2010   1.806       1.925       947,057
                                                                                  2009   1.340       1.806     1,095,082
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.592       1.614            --
                                                                                  2009   1.289       1.592         3,253
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.979       2.118            --
                                                                                  2010   1.618       1.979        40,143
                                                                                  2009   1.049       1.618        44,572
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.369       3.035        47,642
                                                                                  2017   2.946       3.369        88,365
                                                                                  2016   2.961       2.946        92,106
                                                                                  2015   3.065       2.961        94,958
                                                                                  2014   2.589       3.065       134,858
                                                                                  2013   1.782       2.589       130,584
                                                                                  2012   1.527       1.782       182,158
                                                                                  2011   1.516       1.527       192,076
                                                                                  2010   1.233       1.516       213,462
                                                                                  2009   0.932       1.233       226,662
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.029       2.039            --
                                                                                  2013   1.562       2.029       205,488
                                                                                  2012   1.382       1.562       267,392
                                                                                  2011   1.498       1.382       588,539
                                                                                  2010   1.307       1.498       311,817
                                                                                  2009   1.028       1.307       347,212
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.966       2.865        32,480
                                                                                  2017   2.524       2.966        32,690
                                                                                  2016   2.339       2.524        35,528
                                                                                  2015   2.341       2.339        40,893
                                                                                  2014   2.146       2.341        29,273
                                                                                  2013   1.679       2.146        36,028
                                                                                  2012   1.473       1.679        42,880
                                                                                  2011   1.460       1.473        53,664
                                                                                  2010   1.318       1.460        60,501
                                                                                  2009   1.098       1.318        65,057
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   3.265       3.210       120,126

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   2.641       3.265       140,492
                                                                                 2016   2.501       2.641       173,513
                                                                                 2015   2.317       2.501       179,663
                                                                                 2014   2.067       2.317       256,034
                                                                                 2013   1.525       2.067       226,299
                                                                                 2012   1.289       1.525       251,626
                                                                                 2011   1.320       1.289       256,882
                                                                                 2010   1.222       1.320       262,911
                                                                                 2009   0.873       1.222       274,297
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.898       2.596        38,146
                                                                                 2017   2.567       2.898        44,397
                                                                                 2016   2.310       2.567        53,048
                                                                                 2015   2.419       2.310        60,478
                                                                                 2014   2.203       2.419       118,915
                                                                                 2013   1.693       2.203       101,015
                                                                                 2012   1.478       1.693       122,575
                                                                                 2011   1.432       1.478       137,646
                                                                                 2010   1.331       1.432       161,545
                                                                                 2009   1.087       1.331       175,379
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   4.164       4.234        75,825
                                                                                 2017   3.408       4.164        84,068
                                                                                 2016   3.277       3.408       105,342
                                                                                 2015   3.485       3.277       134,659
                                                                                 2014   3.406       3.485       155,234
                                                                                 2013   2.356       3.406       164,428
                                                                                 2012   2.007       2.356       221,373
                                                                                 2011   2.013       2.007       238,765
                                                                                 2010   1.636       2.013       274,528
                                                                                 2009   1.165       1.636       392,888
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.965       0.939            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.979       0.967            --
                                                                                 2010   0.912       0.979       130,236
                                                                                 2009   0.790       0.912        71,565
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.182       1.221            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.514       1.627        51,282
                                                                                 2013   1.297       1.514        52,863
                                                                                 2012   1.192       1.297        62,157
                                                                                 2011   1.212       1.192        62,193
                                                                                 2010   1.100       1.212        69,847
                                                                                 2009   0.911       1.100       320,894
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.029       0.998            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.834       0.855            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.779       3.377           --
                                                                  2017   2.925       3.779           --
                                                                  2016   2.958       2.925           --
                                                                  2015   2.815       2.958           --
                                                                  2014   2.800       2.815           --
                                                                  2013   2.206       2.800           --
                                                                  2012   1.832       2.206           --
                                                                  2011   2.046       1.832           --
                                                                  2010   1.863       2.046           --
                                                                  2009   1.332       1.863       16,095

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.531       3.461           --
                                                                                       2017   2.801       3.531           --
                                                                                       2016   2.603       2.801           --
                                                                                       2015   2.479       2.603           --
                                                                                       2014   2.325       2.479        3,232
                                                                                       2013   1.819       2.325        3,236
                                                                                       2012   1.570       1.819        3,240
                                                                                       2011   1.669       1.570        3,245
                                                                                       2010   1.431       1.669        3,251
                                                                                       2009   1.045       1.431       11,665
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.977       2.872        3,289
                                                                                       2017   2.475       2.977        3,293
                                                                                       2016   2.259       2.475        3,297
                                                                                       2015   2.265       2.259        3,302
                                                                                       2014   2.084       2.265        3,308
                                                                                       2013   1.588       2.084        3,313
                                                                                       2012   1.376       1.588        3,319
                                                                                       2011   1.426       1.376        3,327
                                                                                       2010   1.303       1.426        3,335
                                                                                       2009   1.010       1.303        3,344
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.342       2.245           --
                                                                                       2017   2.203       2.342           --
                                                                                       2016   1.960       2.203           --
                                                                                       2015   2.070       1.960           --
                                                                                       2014   2.035       2.070           --
                                                                                       2013   1.884       2.035           --
                                                                                       2012   1.640       1.884           --
                                                                                       2011   1.627       1.640           --
                                                                                       2010   1.424       1.627           --
                                                                                       2009   0.983       1.424           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.601       1.414           --
                                                                                       2017   1.325       1.601           --
                                                                                       2016   1.237       1.325           --
                                                                                       2015   1.285       1.237           --
                                                                                       2014   1.244       1.285           --
                                                                                       2013   0.978       1.244           --
                                                                                       2012   0.852       0.978           --
                                                                                       2011   0.998       0.852           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.755       1.462           --
                                                                                       2017   1.599       1.755           --
                                                                                       2016   1.240       1.599           --
                                                                                       2015   1.334       1.240           --
                                                                                       2014   1.334       1.334           --
                                                                                       2013   1.025       1.334           --
                                                                                       2012   0.884       1.025           --
                                                                                       2011   0.989       0.884           --
                                                                                       2010   0.839       0.989           --
                                                                                       2009   0.675       0.839           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.843       2.397        2,869
                                                                                       2017   2.255       2.843        3,311
                                                                                       2016   2.058       2.255        3,571
                                                                                       2015   2.430       2.058        3,154
                                                                                       2014   2.645       2.430        2,715
                                                                                       2013   2.833       2.645           --
                                                                                       2012   2.425       2.833           --
                                                                                       2011   3.035       2.425           --
                                                                                       2010   2.498       3.035           --
                                                                                       2009   1.505       2.498           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.891       0.847           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.885       2.656           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.408       2.885           --
                                                                           2016   2.263       2.408           --
                                                                           2015   2.204       2.263           --
                                                                           2014   1.974       2.204           --
                                                                           2013   1.498       1.974           --
                                                                           2012   1.343       1.498           --
                                                                           2011   1.364       1.343           --
                                                                           2010   1.233       1.364           --
                                                                           2009   1.052       1.233        9,105
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2018   1.231       1.108           --
                                                                           2017   1.128       1.231           --
                                                                           2016   1.135       1.128           --
                                                                           2015   1.170       1.135           --
                                                                           2014   1.047       1.170           --
                                                                           2013   1.027       1.047           --
                                                                           2012   0.828       1.027           --
                                                                           2011   0.889       0.828           --
                                                                           2010   0.778       0.889           --
                                                                           2009   0.586       0.778           --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.601       2.707           --
                                                                           2013   2.050       2.601           --
                                                                           2012   1.698       2.050           --
                                                                           2011   1.865       1.698           --
                                                                           2010   1.730       1.865           --
                                                                           2009   1.230       1.730           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2018   3.385       3.100           --
                                                                           2017   2.902       3.385           --
                                                                           2016   2.868       2.902           --
                                                                           2015   3.034       2.868           --
                                                                           2014   2.699       3.034           --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........... 2018   3.212       2.407        3,728
                                                                           2017   2.499       3.212        3,733
                                                                           2016   2.346       2.499        3,738
                                                                           2015   2.495       2.346        3,744
                                                                           2014   2.687       2.495        3,750
                                                                           2013   2.091       2.687        3,756
                                                                           2012   1.643       2.091        3,763
                                                                           2011   1.944       1.643        3,771
                                                                           2010   1.696       1.944        3,781
                                                                           2009   1.110       1.696        3,791
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................... 2018   2.881       2.487       10,440
                                                                           2017   2.484       2.881       10,631
                                                                           2016   2.155       2.484       10,811
                                                                           2015   2.333       2.155       22,052
                                                                           2014   2.172       2.333       22,981
                                                                           2013   1.632       2.172           --
                                                                           2012   1.402       1.632           --
                                                                           2011   1.448       1.402           --
                                                                           2010   1.282       1.448           --
                                                                           2009   1.029       1.282           --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2018   2.985       2.676           --
                                                                           2017   2.418       2.985           --
                                                                           2016   2.203       2.418           --
                                                                           2015   2.274       2.203           --
                                                                           2014   2.139       2.274           --
                                                                           2013   1.549       2.139           --
                                                                           2012   1.330       1.549           --
                                                                           2011   1.365       1.330           --
                                                                           2010   1.098       1.365           --
                                                                           2009   0.833       1.098           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2018   2.323       1.968           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.281       2.323           --
                                                                              2016   1.774       2.281           --
                                                                              2015   1.946       1.774           --
                                                                              2014   1.893       1.946           --
                                                                              2013   1.445       1.893           --
                                                                              2012   1.272       1.445           --
                                                                              2011   1.440       1.272           --
                                                                              2010   1.226       1.440           --
                                                                              2009   0.966       1.226           --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.904       0.894           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   2.003       2.062           --
                                                                              2015   2.077       2.003           --
                                                                              2014   2.011       2.077           --
                                                                              2013   1.892       2.011           --
                                                                              2012   1.701       1.892           --
                                                                              2011   1.651       1.701           --
                                                                              2010   1.485       1.651           --
                                                                              2009   1.102       1.485           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.358       1.993           --
                                                                              2017   1.872       2.358           --
                                                                              2016   1.922       1.872           --
                                                                              2015   1.992       1.922           --
                                                                              2014   2.178       1.992           --
                                                                              2013   1.859       2.178        2,733
                                                                              2012   1.621       1.859        2,766
                                                                              2011   1.847       1.621       34,707
                                                                              2010   1.687       1.847       36,846
                                                                              2009   1.305       1.687       34,464
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.703       1.845           --
                                                                              2012   1.641       1.703        3,108
                                                                              2011   1.760       1.641        3,112
                                                                              2010   1.454       1.760        3,118
                                                                              2009   1.079       1.454        3,123
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.062       1.150           --
                                                                              2012   1.026       1.062       24,430
                                                                              2011   1.103       1.026       71,521
                                                                              2010   0.913       1.103       53,698
                                                                              2009   0.680       0.913       55,873
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.820       1.553           --
                                                                              2017   1.355       1.820           --
                                                                              2016   1.375       1.355           --
                                                                              2015   1.347       1.375           --
                                                                              2014   1.342       1.347           --
                                                                              2013   1.074       1.342           --
                                                                              2012   0.902       1.074           --
                                                                              2011   1.002       0.902           --
                                                                              2010   0.880       1.002           --
                                                                              2009   0.640       0.880       14,053
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.462       1.406           --
                                                                              2017   1.433       1.462           --
                                                                              2016   1.387       1.433           --
                                                                              2015   1.454       1.387           --
                                                                              2014   1.434       1.454           --
                                                                              2013   1.603       1.434           --
                                                                              2012   1.492       1.603        5,416
                                                                              2011   1.362       1.492        5,429
                                                                              2010   1.283       1.362        5,252
                                                                              2009   1.103       1.283        5,063
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.579       1.548       11,620
                                                                              2017   1.537       1.579       12,148
                                                                              2016   1.525       1.537       12,673
                                                                              2015   1.551       1.525       32,810
                                                                              2014   1.515       1.551       34,053
                                                                              2013   1.572       1.515       35,269
                                                                              2012   1.464       1.572       41,367
                                                                              2011   1.444       1.464       42,041
                                                                              2010   1.359       1.444       11,419
                                                                              2009   1.221       1.359       22,312

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.089       2.101           --
                                                                           2015   2.125       2.089           --
                                                                           2014   1.945       2.125           --
                                                                           2013   1.488       1.945           --
                                                                           2012   1.369       1.488           --
                                                                           2011   1.460       1.369           --
                                                                           2010   1.278       1.460           --
                                                                           2009   1.050       1.278           --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.698       1.740           --
                                                                           2015   1.751       1.698           --
                                                                           2014   1.704       1.751           --
                                                                           2013   1.708       1.704           --
                                                                           2012   1.557       1.708           --
                                                                           2011   1.529       1.557           --
                                                                           2010   1.387       1.529           --
                                                                           2009   1.061       1.387           --
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.868       1.952           --
                                                                           2012   1.696       1.868           --
                                                                           2011   2.101       1.696           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.829       1.632           --
                                                                           2017   1.591       1.829           --
                                                                           2016   1.397       1.591           --
                                                                           2015   1.474       1.397           --
                                                                           2014   1.325       1.474           --
                                                                           2013   1.008       1.325           --
                                                                           2012   0.869       1.008           --
                                                                           2011   0.921       0.869           --
                                                                           2010   0.801       0.921           --
                                                                           2009   0.689       0.801           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.754       2.461           --
                                                                           2017   2.394       2.754           --
                                                                           2016   2.099       2.394           --
                                                                           2015   2.213       2.099           --
                                                                           2014   2.031       2.213        3,160
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.569       1.386        1,743
                                                                           2017   1.459       1.569        2,257
                                                                           2016   1.285       1.459        2,803
                                                                           2015   1.437       1.285        3,426
                                                                           2014   1.334       1.437        3,995
                                                                           2013   1.042       1.334        4,587
                                                                           2012   0.924       1.042        5,284
                                                                           2011   0.977       0.924        6,109
                                                                           2010   0.792       0.977        6,956
                                                                           2009   0.637       0.792        7,946
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.395       1.366           --
                                                                           2017   1.364       1.395           --
                                                                           2016   1.346       1.364           --
                                                                           2015   1.361       1.346           --
                                                                           2014   1.294       1.361        3,899
                                                                           2013   1.327       1.294        3,903
                                                                           2012   1.256       1.327        3,909
                                                                           2011   1.199       1.256        3,915
                                                                           2010   1.126       1.199        3,921
                                                                           2009   1.047       1.126        3,928
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.334       2.349          590
                                                                           2017   1.773       2.334          907
                                                                           2016   1.803       1.773        1,313
                                                                           2015   1.727       1.803        1,772
                                                                           2014   1.613       1.727        2,232
                                                                           2013   1.223       1.613        2,733
                                                                           2012   1.089       1.223        3,340
                                                                           2011   1.217       1.089        4,018
                                                                           2010   1.033       1.217        4,706
                                                                           2009   0.821       1.033        5,489
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.930       0.930        9,318

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.938
                                                                                           2016   0.951
                                                                                           2015   0.968
                                                                                           2014   0.985
                                                                                           2013   1.003
                                                                                           2012   1.020
                                                                                           2011   1.038
                                                                                           2010   1.057
                                                                                           2009   1.071
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.406
                                                                                           2017   1.338
                                                                                           2016   1.302
                                                                                           2015   1.333
                                                                                           2014   1.299
                                                                                           2013   1.267
                                                                                           2012   1.181
                                                                                           2011   1.164
                                                                                           2010   1.077
                                                                                           2009   0.909
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.492
                                                                                           2017   1.372
                                                                                           2016   1.316
                                                                                           2015   1.354
                                                                                           2014   1.313
                                                                                           2013   1.205
                                                                                           2012   1.100
                                                                                           2011   1.108
                                                                                           2010   1.011
                                                                                           2009   0.832
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.556
                                                                                           2017   1.380
                                                                                           2016   1.311
                                                                                           2015   1.352
                                                                                           2014   1.309
                                                                                           2013   1.129
                                                                                           2012   1.015
                                                                                           2011   1.047
                                                                                           2010   0.942
                                                                                           2009   0.757
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.602
                                                                                           2017   1.368
                                                                                           2016   1.288
                                                                                           2015   1.333
                                                                                           2014   1.289
                                                                                           2013   1.055
                                                                                           2012   0.931
                                                                                           2011   0.984
                                                                                           2010   0.873
                                                                                           2009   0.689
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.970
                                                                                           2017   1.741
                                                                                           2016   1.656
                                                                                           2015   1.643
                                                                                           2014   1.512
                                                                                           2013   1.276
                                                                                           2012   1.156
                                                                                           2011   1.133
                                                                                           2010   1.052
                                                                                           2009   0.907
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.322
                                                                                           2017   1.985
                                                                                           2016   1.881
                                                                                           2015   1.870
                                                                                           2014   1.720
                                                                                           2013   1.309
                                                                                           2012   1.180
                                                                                           2011   1.252
                                                                                           2010   1.137
                                                                                           2009   0.877



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.930         9,745
                                                                                           0.938         9,180
                                                                                           0.951        10,455
                                                                                           0.968        17,937
                                                                                           0.985        40,108
                                                                                           1.003        29,001
                                                                                           1.020        30,614
                                                                                           1.038        33,546
                                                                                           1.057        27,446
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.345            --
                                                                                           1.406            --
                                                                                           1.338            --
                                                                                           1.302            --
                                                                                           1.333            --
                                                                                           1.299            --
                                                                                           1.267            --
                                                                                           1.181            --
                                                                                           1.164            --
                                                                                           1.077            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.401        23,574
                                                                                           1.492        23,608
                                                                                           1.372        22,466
                                                                                           1.316        22,492
                                                                                           1.354            --
                                                                                           1.313            --
                                                                                           1.205            --
                                                                                           1.100            --
                                                                                           1.108            --
                                                                                           1.011            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.435       182,987
                                                                                           1.556       183,053
                                                                                           1.380       187,692
                                                                                           1.311       187,781
                                                                                           1.352       148,369
                                                                                           1.309            --
                                                                                           1.129            --
                                                                                           1.015            --
                                                                                           1.047            --
                                                                                           0.942            --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.447       818,998
                                                                                           1.602       818,892
                                                                                           1.368       820,436
                                                                                           1.288       820,345
                                                                                           1.333       768,752
                                                                                           1.289            --
                                                                                           1.055            --
                                                                                           0.931            --
                                                                                           0.984            --
                                                                                           0.873            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.863            --
                                                                                           1.970            --
                                                                                           1.741            --
                                                                                           1.656            --
                                                                                           1.643            --
                                                                                           1.512            --
                                                                                           1.276            --
                                                                                           1.156            --
                                                                                           1.133            --
                                                                                           1.052            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.280            --
                                                                                           2.322            --
                                                                                           1.985            --
                                                                                           1.881            --
                                                                                           1.870            --
                                                                                           1.720            --
                                                                                           1.309            --
                                                                                           1.180            --
                                                                                           1.252            --
                                                                                           1.137         9,165

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.767       0.800           --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.270       1.397           --
                                                                          2012   1.118       1.270           --
                                                                          2011   1.213       1.118           --
                                                                          2010   1.079       1.213           --
                                                                          2009   0.902       1.079           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.975       2.755           --
                                                                          2017   2.419       2.975           --
                                                                          2016   2.338       2.419           --
                                                                          2015   2.315       2.338           --
                                                                          2014   2.122       2.315           --
                                                                          2013   1.628       2.122           --
                                                                          2012   1.494       1.628           --
                                                                          2011   1.570       1.494           --
                                                                          2010   1.387       1.570           --
                                                                          2009   0.946       1.387           --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.924       1.001           --
                                                                          2010   0.813       0.924           --
                                                                          2009   0.629       0.813           --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   2.122       1.984           --
                                                                          2017   1.781       2.122           --
                                                                          2016   1.627       1.781           --
                                                                          2015   1.641       1.627           --
                                                                          2014   1.477       1.641           --
                                                                          2013   1.141       1.477           --
                                                                          2012   1.006       1.141           --
                                                                          2011   1.007       1.006           --
                                                                          2010   0.895       1.007           --
                                                                          2009   0.729       0.895           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   2.129       1.971        1,385
                                                                          2017   1.930       2.129        1,772
                                                                          2016   1.803       1.930        2,176
                                                                          2015   1.841       1.803        2,613
                                                                          2014   1.728       1.841        6,703
                                                                          2013   1.481       1.728        7,167
                                                                          2012   1.353       1.481        7,685
                                                                          2011   1.347       1.353        8,258
                                                                          2010   1.248       1.347        8,866
                                                                          2009   1.073       1.248       28,425
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.663       2.353           --
                                                                          2017   2.296       2.663           --
                                                                          2016   2.043       2.296           --
                                                                          2015   2.082       2.043           --
                                                                          2014   1.912       2.082           --
                                                                          2013   1.434       1.912           --
                                                                          2012   1.251       1.434           --
                                                                          2011   1.262       1.251           --
                                                                          2010   1.153       1.262           --
                                                                          2009   0.971       1.153           --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.986       2.737           --
                                                                          2017   2.625       2.986           --
                                                                          2016   2.251       2.625           --
                                                                          2015   2.277       2.251           --
                                                                          2014   2.317       2.277        3,100
                                                                          2013   1.857       2.317        3,103
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.841       1.682        1,400
                                                                          2017   1.622       1.841        1,497
                                                                          2016   1.394       1.622        1,588
                                                                          2015   1.413       1.394       16,983
                                                                          2014   1.443       1.413       18,093
                                                                          2013   1.158       1.443       28,615
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.465       2.394           --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.880
                                                                                           2016    1.884
                                                                                           2015    1.735
                                                                                           2014    1.622
                                                                                           2013    1.190
                                                                                           2012    1.020
                                                                                           2011    1.052
                                                                                           2010    0.917
                                                                                           2009    0.653
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.202
                                                                                           2017    2.659
                                                                                           2016    2.428
                                                                                           2015    2.411
                                                                                           2014    2.301
                                                                                           2013    1.624
                                                                                           2012    1.426
                                                                                           2011    1.430
                                                                                           2010    1.081
                                                                                           2009    0.793
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   32.257
   .
                                                                                           2017   30.330
                                                                                           2016   29.281
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.188
                                                                                           2017    1.184
                                                                                           2016    1.188
                                                                                           2015    1.200
                                                                                           2014    1.186
                                                                                           2013    1.214
                                                                                           2012    1.194
                                                                                           2011    1.149
                                                                                           2010    1.104
                                                                                           2009    1.075
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.354
                                                                                           2017    2.807
                                                                                           2016    2.652
                                                                                           2015    2.687
                                                                                           2014    2.449
                                                                                           2013    1.903
                                                                                           2012    1.668
                                                                                           2011    1.746
                                                                                           2010    1.520
                                                                                           2009    1.142
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    3.011
                                                                                           2017    2.481
                                                                                           2016    2.459
                                                                                           2015    2.477
                                                                                           2014    2.278
                                                                                           2013    1.677
                                                                                           2012    1.396
                                                                                           2011    1.461
                                                                                           2010    1.260
                                                                                           2009    0.944
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    4.457
                                                                                           2017    3.763
                                                                                           2016    3.421
                                                                                           2015    3.539
                                                                                           2014    3.397
                                                                                           2013    2.544
                                                                                           2012    2.260
                                                                                           2011    2.580
                                                                                           2010    2.042
                                                                                           2009    1.487
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.290



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.465          --
                                                                                            1.880          --
                                                                                            1.884          --
                                                                                            1.735          --
                                                                                            1.622          --
                                                                                            1.190       6,296
                                                                                            1.020       6,818
                                                                                            1.052       6,918
                                                                                            0.917       7,493
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.933       4,152
                                                                                            3.202       4,158
                                                                                            2.659       4,165
                                                                                            2.428       4,173
                                                                                            2.411       4,079
                                                                                            2.301       3,974
                                                                                            1.624          --
                                                                                            1.426          --
                                                                                            1.430          --
                                                                                            1.081          --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 30.491          --
   .
                                                                                           32.257          --
                                                                                           30.330          --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.180          --
                                                                                            1.188          --
                                                                                            1.184          --
                                                                                            1.188          --
                                                                                            1.200          --
                                                                                            1.186          --
                                                                                            1.214          --
                                                                                            1.194          --
                                                                                            1.149          --
                                                                                            1.104          --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  3.077       3,008
                                                                                            3.354       3,012
                                                                                            2.807       3,016
                                                                                            2.652       3,021
                                                                                            2.687       3,026
                                                                                            2.449       3,031
                                                                                            1.903       3,036
                                                                                            1.668       3,043
                                                                                            1.746       3,051
                                                                                            1.520       3,059
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.805          --
                                                                                            3.011          --
                                                                                            2.481          --
                                                                                            2.459          --
                                                                                            2.477          --
                                                                                            2.278          --
                                                                                            1.677          --
                                                                                            1.396          --
                                                                                            1.461          --
                                                                                            1.260          --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.732          --
                                                                                            4.457          --
                                                                                            3.763          --
                                                                                            3.421          --
                                                                                            3.539          --
                                                                                            3.397          --
                                                                                            2.544          --
                                                                                            2.260          --
                                                                                            2.580          --
                                                                                            2.042          --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.903          --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.997       2.290           --
                                                                                  2016   1.896       1.997           --
                                                                                  2015   2.064       1.896           --
                                                                                  2014   2.364       2.064           --
                                                                                  2013   1.956       2.364           --
                                                                                  2012   1.684       1.956           --
                                                                                  2011   1.917       1.684          984
                                                                                  2010   1.800       1.917          987
                                                                                  2009   1.336       1.800        1,510
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.587       1.608           --
                                                                                  2009   1.285       1.587           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.971       2.109           --
                                                                                  2010   1.613       1.971           --
                                                                                  2009   1.046       1.613           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.344       3.011        3,656
                                                                                  2017   2.926       3.344        3,661
                                                                                  2016   2.942       2.926        3,667
                                                                                  2015   3.047       2.942        3,674
                                                                                  2014   2.575       3.047        3,598
                                                                                  2013   1.773       2.575        3,511
                                                                                  2012   1.520       1.773           --
                                                                                  2011   1.510       1.520           --
                                                                                  2010   1.229       1.510           --
                                                                                  2009   0.929       1.229           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.018       2.028           --
                                                                                  2013   1.554       2.018        3,164
                                                                                  2012   1.376       1.554        4,141
                                                                                  2011   1.492       1.376        6,035
                                                                                  2010   1.302       1.492        9,080
                                                                                  2009   1.025       1.302       13,063
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.944       2.843           --
                                                                                  2017   2.506       2.944           --
                                                                                  2016   2.324       2.506           --
                                                                                  2015   2.327       2.324           --
                                                                                  2014   2.134       2.327           --
                                                                                  2013   1.670       2.134           --
                                                                                  2012   1.466       1.670           --
                                                                                  2011   1.454       1.466           --
                                                                                  2010   1.314       1.454           --
                                                                                  2009   1.095       1.314           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   3.241       3.185           --
                                                                                  2017   2.622       3.241           --
                                                                                  2016   2.485       2.622           --
                                                                                  2015   2.303       2.485           --
                                                                                  2014   2.056       2.303           --
                                                                                  2013   1.518       2.056           --
                                                                                  2012   1.284       1.518           --
                                                                                  2011   1.315       1.284           --
                                                                                  2010   1.218       1.315           --
                                                                                  2009   0.871       1.218           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.877       2.576           --
                                                                                  2017   2.549       2.877           --
                                                                                  2016   2.296       2.549           --
                                                                                  2015   2.405       2.296           --
                                                                                  2014   2.191       2.405           --
                                                                                  2013   1.684       2.191           --
                                                                                  2012   1.471       1.684           --
                                                                                  2011   1.427       1.471           --
                                                                                  2010   1.326       1.427           --
                                                                                  2009   1.084       1.326        8,333
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   4.134       4.201           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   3.385       4.134    --
                                                                                2016   3.256       3.385    --
                                                                                2015   3.465       3.256    --
                                                                                2014   3.388       3.465    --
                                                                                2013   2.345       3.388    --
                                                                                2012   1.998       2.345    --
                                                                                2011   2.005       1.998    --
                                                                                2010   1.630       2.005    --
                                                                                2009   1.162       1.630    --
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.962       0.936    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.975       0.963    --
                                                                                2010   0.909       0.975    --
                                                                                2009   0.788       0.909    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.179       1.217    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.507       1.618    --
                                                                                2013   1.291       1.507    --
                                                                                2012   1.187       1.291    --
                                                                                2011   1.208       1.187    --
                                                                                2010   1.096       1.208    --
                                                                                2009   0.908       1.096    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   1.026       0.995    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.832       0.852    --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.441       3.073         9,805
                                                                  2017   2.665       3.441        10,011
                                                                  2016   2.696       2.665        14,993
                                                                  2015   2.567       2.696        15,092
                                                                  2014   2.555       2.567        30,358
                                                                  2013   2.013       2.555        35,863
                                                                  2012   1.673       2.013        43,011
                                                                  2011   1.869       1.673        59,669
                                                                  2010   1.703       1.869        64,659
                                                                  2009   1.219       1.703        67,286
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   3.220       3.154        26,474
                                                                  2017   2.555       3.220        32,337
                                                                  2016   2.376       2.555        36,697
                                                                  2015   2.264       2.376        71,644
                                                                  2014   2.124       2.264        92,541
                                                                  2013   1.662       2.124       154,358
                                                                  2012   1.436       1.662       189,256
                                                                  2011   1.527       1.436       246,903
                                                                  2010   1.310       1.527       273,595
                                                                  2009   0.957       1.310       319,160
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.713       2.617        11,780
                                                                  2017   2.257       2.713        11,840
                                                                  2016   2.061       2.257        18,068
                                                                  2015   2.068       2.061        18,569
                                                                  2014   1.903       2.068        40,594
                                                                  2013   1.451       1.903        52,718
                                                                  2012   1.258       1.451        55,423
                                                                  2011   1.305       1.258        65,415
                                                                  2010   1.192       1.305        84,970
                                                                  2009   0.925       1.192        95,925

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.251       2.156         6,482
                                                                                       2017   2.118       2.251         7,433
                                                                                       2016   1.885       2.118        18,451
                                                                                       2015   1.992       1.885        38,479
                                                                                       2014   1.959       1.992        44,484
                                                                                       2013   1.815       1.959        72,277
                                                                                       2012   1.581       1.815        79,089
                                                                                       2011   1.569       1.581        83,485
                                                                                       2010   1.374       1.569        87,098
                                                                                       2009   0.949       1.374        91,723
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.591       1.405            --
                                                                                       2017   1.318       1.591            --
                                                                                       2016   1.231       1.318            --
                                                                                       2015   1.279       1.231            --
                                                                                       2014   1.240       1.279            --
                                                                                       2013   0.974       1.240            --
                                                                                       2012   0.850       0.974            --
                                                                                       2011   0.995       0.850            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.745       1.452        17,375
                                                                                       2017   1.590       1.745        20,500
                                                                                       2016   1.234       1.590        22,936
                                                                                       2015   1.328       1.234        54,208
                                                                                       2014   1.329       1.328        63,889
                                                                                       2013   1.022       1.329       114,315
                                                                                       2012   0.882       1.022       143,433
                                                                                       2011   0.986       0.882       146,422
                                                                                       2010   0.838       0.986       150,332
                                                                                       2009   0.674       0.838       164,448
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.543       2.143        12,643
                                                                                       2017   2.017       2.543        17,284
                                                                                       2016   1.842       2.017        22,317
                                                                                       2015   2.176       1.842        43,943
                                                                                       2014   2.370       2.176        46,166
                                                                                       2013   2.540       2.370        30,613
                                                                                       2012   2.175       2.540        30,927
                                                                                       2011   2.724       2.175        30,592
                                                                                       2010   2.243       2.724        28,061
                                                                                       2009   1.352       2.243        30,484
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.839       0.797            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.685       2.471            --
                                                                                       2017   2.242       2.685            --
                                                                                       2016   2.108       2.242            --
                                                                                       2015   2.054       2.108            --
                                                                                       2014   1.841       2.054            --
                                                                                       2013   1.397       1.841            --
                                                                                       2012   1.253       1.397            --
                                                                                       2011   1.273       1.253            --
                                                                                       2010   1.152       1.273            --
                                                                                       2009   0.984       1.152            --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.223       1.101        13,897
                                                                                       2017   1.122       1.223        17,975
                                                                                       2016   1.130       1.122        18,890
                                                                                       2015   1.165       1.130        44,633
                                                                                       2014   1.043       1.165        78,155
                                                                                       2013   1.024       1.043       129,296
                                                                                       2012   0.825       1.024       149,202
                                                                                       2011   0.887       0.825       192,041
                                                                                       2010   0.777       0.887       199,515
                                                                                       2009   0.585       0.777       219,875
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.421       2.520            --
                                                                                       2013   1.909       2.421        44,140
                                                                                       2012   1.583       1.909        45,270
                                                                                       2011   1.739       1.583        75,815
                                                                                       2010   1.614       1.739        89,776
                                                                                       2009   1.147       1.614       105,140
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.145       2.878         4,618

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.697       3.145         4,608
                                                                              2016   2.667       2.697        24,688
                                                                              2015   2.823       2.667        24,979
                                                                              2014   2.512       2.823        38,166
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   2.949       2.209         2,477
                                                                              2017   2.296       2.949         2,192
                                                                              2016   2.156       2.296         1,344
                                                                              2015   2.294       2.156         1,758
                                                                              2014   2.472       2.294         1,847
                                                                              2013   1.924       2.472         1,937
                                                                              2012   1.513       1.924         2,032
                                                                              2011   1.791       1.513         2,617
                                                                              2010   1.563       1.791         2,737
                                                                              2009   1.024       1.563        11,023
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.588       2.233        12,926
                                                                              2017   2.233       2.588        18,225
                                                                              2016   1.938       2.233        31,653
                                                                              2015   2.098       1.938        63,157
                                                                              2014   1.954       2.098        81,907
                                                                              2013   1.470       1.954       143,565
                                                                              2012   1.263       1.470       164,586
                                                                              2011   1.305       1.263       182,602
                                                                              2010   1.156       1.305       204,377
                                                                              2009   0.928       1.156       225,620
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.966       2.657            --
                                                                              2017   2.404       2.966            --
                                                                              2016   2.191       2.404            --
                                                                              2015   2.263       2.191            --
                                                                              2014   2.130       2.263            --
                                                                              2013   1.543       2.130            --
                                                                              2012   1.326       1.543            --
                                                                              2011   1.361       1.326            --
                                                                              2010   1.096       1.361            --
                                                                              2009   0.831       1.096            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.308       1.955         1,619
                                                                              2017   2.268       2.308         1,515
                                                                              2016   1.764       2.268         1,305
                                                                              2015   1.937       1.764         1,512
                                                                              2014   1.884       1.937         1,413
                                                                              2013   1.440       1.884         1,356
                                                                              2012   1.268       1.440         1,396
                                                                              2011   1.436       1.268         1,369
                                                                              2010   1.223       1.436         1,311
                                                                              2009   0.965       1.223         1,377
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.902       0.891            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.894       1.950            --
                                                                              2015   1.965       1.894            --
                                                                              2014   1.903       1.965            --
                                                                              2013   1.791       1.903            --
                                                                              2012   1.612       1.791            --
                                                                              2011   1.565       1.612            --
                                                                              2010   1.408       1.565            --
                                                                              2009   1.046       1.408        17,089
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.145       1.812        13,211
                                                                              2017   1.704       2.145        11,897
                                                                              2016   1.750       1.704        23,300
                                                                              2015   1.814       1.750        27,230
                                                                              2014   1.985       1.814        31,793
                                                                              2013   1.695       1.985        29,439
                                                                              2012   1.479       1.695        30,590
                                                                              2011   1.686       1.479        27,589
                                                                              2010   1.541       1.686        30,720
                                                                              2009   1.193       1.541        41,457
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.557       1.687            --
                                                                              2012   1.502       1.557         1,804
                                                                              2011   1.612       1.502        29,110
                                                                              2010   1.331       1.612        32,790
                                                                              2009   0.988       1.331        38,039

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.058       1.145            --
                                                                          2012   1.023       1.058        27,493
                                                                          2011   1.100       1.023        34,193
                                                                          2010   0.911       1.100        76,744
                                                                          2009   0.678       0.911        89,891
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.809       1.543        31,803
                                                                          2017   1.347       1.809        41,467
                                                                          2016   1.369       1.347        66,838
                                                                          2015   1.341       1.369       128,095
                                                                          2014   1.336       1.341       156,174
                                                                          2013   1.070       1.336       263,800
                                                                          2012   0.900       1.070       326,102
                                                                          2011   1.000       0.900       334,428
                                                                          2010   0.878       1.000       357,008
                                                                          2009   0.640       0.878       394,638
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.381       1.328        16,376
                                                                          2017   1.355       1.381        20,460
                                                                          2016   1.311       1.355        20,475
                                                                          2015   1.375       1.311        54,283
                                                                          2014   1.357       1.375        64,262
                                                                          2013   1.518       1.357       110,342
                                                                          2012   1.414       1.518       102,319
                                                                          2011   1.291       1.414       126,811
                                                                          2010   1.217       1.291       136,185
                                                                          2009   1.047       1.217       134,684
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.531       1.500        37,260
                                                                          2017   1.491       1.531        42,287
                                                                          2016   1.480       1.491        64,280
                                                                          2015   1.506       1.480       125,271
                                                                          2014   1.472       1.506       171,502
                                                                          2013   1.528       1.472       303,311
                                                                          2012   1.424       1.528       453,960
                                                                          2011   1.405       1.424       430,893
                                                                          2010   1.323       1.405       241,207
                                                                          2009   1.188       1.323       235,915
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.969       1.979            --
                                                                          2015   2.003       1.969            --
                                                                          2014   1.835       2.003            --
                                                                          2013   1.404       1.835            --
                                                                          2012   1.293       1.404            --
                                                                          2011   1.379       1.293            --
                                                                          2010   1.208       1.379            --
                                                                          2009   0.993       1.208           163
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.688       1.730            --
                                                                          2015   1.742       1.688        30,769
                                                                          2014   1.696       1.742        35,986
                                                                          2013   1.700       1.696        59,076
                                                                          2012   1.551       1.700        59,601
                                                                          2011   1.524       1.551        60,820
                                                                          2010   1.383       1.524       107,263
                                                                          2009   1.058       1.383       115,514
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.666       1.740            --
                                                                          2012   1.513       1.666            --
                                                                          2011   1.875       1.513            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.818       1.622        13,717
                                                                          2017   1.583       1.818        22,817
                                                                          2016   1.390       1.583        25,342
                                                                          2015   1.468       1.390        57,454
                                                                          2014   1.319       1.468        60,006
                                                                          2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.476       2.211         3,807

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.153       2.476         8,388
                                                                           2016   1.889       2.153         3,840
                                                                           2015   1.993       1.889         3,860
                                                                           2014   1.829       1.993         3,881
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.560       1.377        16,238
                                                                           2017   1.451       1.560        21,732
                                                                           2016   1.279       1.451        23,496
                                                                           2015   1.431       1.279        56,894
                                                                           2014   1.329       1.431        68,732
                                                                           2013   1.038       1.329       118,526
                                                                           2012   0.922       1.038       151,264
                                                                           2011   0.974       0.922       161,883
                                                                           2010   0.790       0.974       182,953
                                                                           2009   0.636       0.790       226,659
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.355       1.326            --
                                                                           2017   1.325       1.355            --
                                                                           2016   1.308       1.325            --
                                                                           2015   1.324       1.308            --
                                                                           2014   1.259       1.324            --
                                                                           2013   1.292       1.259            --
                                                                           2012   1.223       1.292            --
                                                                           2011   1.168       1.223            --
                                                                           2010   1.098       1.168            --
                                                                           2009   1.021       1.098           538
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.204       2.217            --
                                                                           2017   1.675       2.204            --
                                                                           2016   1.704       1.675            --
                                                                           2015   1.633       1.704            --
                                                                           2014   1.526       1.633            --
                                                                           2013   1.158       1.526            --
                                                                           2012   1.031       1.158            --
                                                                           2011   1.153       1.031            --
                                                                           2010   0.979       1.153            --
                                                                           2009   0.779       0.979           179
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.925       0.925       162,893
                                                                           2017   0.933       0.925       221,752
                                                                           2016   0.947       0.933       296,513
                                                                           2015   0.964       0.947       448,673
                                                                           2014   0.982       0.964       296,135
                                                                           2013   0.999       0.982       349,017
                                                                           2012   1.018       0.999       414,384
                                                                           2011   1.036       1.018       483,466
                                                                           2010   1.055       1.036       678,570
                                                                           2009   1.069       1.055       784,752
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.398       1.337            --
                                                                           2017   1.331       1.398           691
                                                                           2016   1.296       1.331        11,918
                                                                           2015   1.327       1.296        15,584
                                                                           2014   1.294       1.327        16,375
                                                                           2013   1.263       1.294        17,172
                                                                           2012   1.178       1.263        18,015
                                                                           2011   1.161       1.178        18,936
                                                                           2010   1.075       1.161        19,884
                                                                           2009   0.908       1.075            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.483       1.392            --
                                                                           2017   1.365       1.483            --
                                                                           2016   1.310       1.365            --
                                                                           2015   1.348       1.310            --
                                                                           2014   1.308       1.348            --
                                                                           2013   1.201       1.308            --
                                                                           2012   1.097       1.201            --
                                                                           2011   1.105       1.097            --
                                                                           2010   1.009       1.105            --
                                                                           2009   0.831       1.009        31,259
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.547       1.426       713,455

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.373
                                                                                           2016   1.305
                                                                                           2015   1.346
                                                                                           2014   1.304
                                                                                           2013   1.126
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.940
                                                                                           2009   0.756
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.593
                                                                                           2017   1.361
                                                                                           2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.284
                                                                                           2013   1.052
                                                                                           2012   0.928
                                                                                           2011   0.982
                                                                                           2010   0.872
                                                                                           2009   0.688
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.957
                                                                                           2017   1.730
                                                                                           2016   1.647
                                                                                           2015   1.634
                                                                                           2014   1.505
                                                                                           2013   1.271
                                                                                           2012   1.152
                                                                                           2011   1.129
                                                                                           2010   1.049
                                                                                           2009   0.905
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.150
                                                                                           2017   1.839
                                                                                           2016   1.744
                                                                                           2015   1.734
                                                                                           2014   1.596
                                                                                           2013   1.215
                                                                                           2012   1.096
                                                                                           2011   1.163
                                                                                           2010   1.058
                                                                                           2009   0.816
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.727
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.174
                                                                                           2012   1.033
                                                                                           2011   1.122
                                                                                           2010   0.998
                                                                                           2009   0.835
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.684
                                                                                           2017   2.184
                                                                                           2016   2.112
                                                                                           2015   2.092
                                                                                           2014   1.918
                                                                                           2013   1.472
                                                                                           2012   1.352
                                                                                           2011   1.421
                                                                                           2010   1.256
                                                                                           2009   0.857
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.922
                                                                                           2010   0.811
                                                                                           2009   0.628
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   2.109
                                                                                           2017   1.771
                                                                                           2016   1.619
                                                                                           2015   1.633
                                                                                           2014   1.470
                                                                                           2013   1.137
                                                                                           2012   1.003
                                                                                           2011   1.005
                                                                                           2010   0.893
                                                                                           2009   0.727



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.547       752,709
                                                                                           1.373       777,085
                                                                                           1.305       948,883
                                                                                           1.346     1,378,230
                                                                                           1.304         9,804
                                                                                           1.126        10,286
                                                                                           1.012        11,629
                                                                                           1.045        12,163
                                                                                           0.940        24,924
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.438        45,050
                                                                                           1.593        45,662
                                                                                           1.361       106,877
                                                                                           1.281       134,310
                                                                                           1.327       260,669
                                                                                           1.284            --
                                                                                           1.052            --
                                                                                           0.928            --
                                                                                           0.982            --
                                                                                           0.872            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.849            --
                                                                                           1.957            --
                                                                                           1.730        19,023
                                                                                           1.647        20,366
                                                                                           1.634        21,350
                                                                                           1.505        28,908
                                                                                           1.271        29,840
                                                                                           1.152        32,263
                                                                                           1.129        35,150
                                                                                           1.049        35,219
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.110            --
                                                                                           2.150            --
                                                                                           1.839            --
                                                                                           1.744            --
                                                                                           1.734            --
                                                                                           1.596            --
                                                                                           1.215            --
                                                                                           1.096            --
                                                                                           1.163            --
                                                                                           1.058           187
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.758            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.291            --
                                                                                           1.174        25,514
                                                                                           1.033        26,616
                                                                                           1.122        27,857
                                                                                           0.998        27,857
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.484         2,170
                                                                                           2.684         2,171
                                                                                           2.184            --
                                                                                           2.112            --
                                                                                           2.092            --
                                                                                           1.918            --
                                                                                           1.472         6,455
                                                                                           1.352         7,287
                                                                                           1.421        21,443
                                                                                           1.256        23,152
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.998            --
                                                                                           0.922            --
                                                                                           0.811            --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.971         5,696
                                                                                           2.109         6,139
                                                                                           1.771        23,788
                                                                                           1.619        25,133
                                                                                           1.633        26,414
                                                                                           1.470        30,541
                                                                                           1.137        31,894
                                                                                           1.003        33,271
                                                                                           1.005        34,826
                                                                                           0.893        34,835

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    1.996
                                                                                           2017    1.811
                                                                                           2016    1.692
                                                                                           2015    1.728
                                                                                           2014    1.623
                                                                                           2013    1.392
                                                                                           2012    1.273
                                                                                           2011    1.268
                                                                                           2010    1.175
                                                                                           2009    1.011
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.645
                                                                                           2017    2.282
                                                                                           2016    2.031
                                                                                           2015    2.071
                                                                                           2014    1.903
                                                                                           2013    1.427
                                                                                           2012    1.246
                                                                                           2011    1.258
                                                                                           2010    1.149
                                                                                           2009    0.969
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.723
                                                                                           2017    2.395
                                                                                           2016    2.055
                                                                                           2015    2.080
                                                                                           2014    2.118
                                                                                           2013    1.698
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.829
                                                                                           2017    1.613
                                                                                           2016    1.387
                                                                                           2015    1.407
                                                                                           2014    1.436
                                                                                           2013    1.153
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.451
                                                                                           2017    1.870
                                                                                           2016    1.875
                                                                                           2015    1.727
                                                                                           2014    1.616
                                                                                           2013    1.186
                                                                                           2012    1.017
                                                                                           2011    1.050
                                                                                           2010    0.916
                                                                                           2009    0.652
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.179
                                                                                           2017    2.641
                                                                                           2016    2.412
                                                                                           2015    2.397
                                                                                           2014    2.289
                                                                                           2013    1.616
                                                                                           2012    1.420
                                                                                           2011    1.425
                                                                                           2010    1.077
                                                                                           2009    0.791
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   31.886
   .
                                                                                           2017   29.995
                                                                                           2016   28.967
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.180
                                                                                           2017    1.176
                                                                                           2016    1.181
                                                                                           2015    1.194
                                                                                           2014    1.180
                                                                                           2013    1.209
                                                                                           2012    1.189
                                                                                           2011    1.146
                                                                                           2010    1.101
                                                                                           2009    1.073
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.131



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.847       29,149
                                                                                            1.996       33,871
                                                                                            1.811       35,864
                                                                                            1.692      102,318
                                                                                            1.728      152,406
                                                                                            1.623      255,581
                                                                                            1.392      292,369
                                                                                            1.273      322,189
                                                                                            1.268      338,603
                                                                                            1.175      339,258
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.336           --
                                                                                            2.645           --
                                                                                            2.282       15,194
                                                                                            2.031       16,053
                                                                                            2.071       16,871
                                                                                            1.903       19,507
                                                                                            1.427           --
                                                                                            1.246           --
                                                                                            1.258       15,846
                                                                                            1.149       15,041
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  2.495        1,838
                                                                                            2.723        1,839
                                                                                            2.395        1,840
                                                                                            2.055        1,888
                                                                                            2.080        1,938
                                                                                            2.118        1,782
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.671        1,644
                                                                                            1.829        7,924
                                                                                            1.613       11,467
                                                                                            1.387       12,832
                                                                                            1.407       23,238
                                                                                            1.436       26,088
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.379           --
                                                                                            2.451           --
                                                                                            1.870           --
                                                                                            1.875           --
                                                                                            1.727           --
                                                                                            1.616           --
                                                                                            1.186        3,654
                                                                                            1.017        3,775
                                                                                            1.050        3,899
                                                                                            0.916       16,093
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.910          913
                                                                                            3.179        1,008
                                                                                            2.641        1,614
                                                                                            2.412        1,631
                                                                                            2.397        1,698
                                                                                            2.289        9,257
                                                                                            1.616        9,372
                                                                                            1.420        9,462
                                                                                            1.425        9,593
                                                                                            1.077       15,613
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 30.125          880
   .
                                                                                           31.886        1,038
                                                                                           29.995          793
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.171           --
                                                                                            1.180           --
                                                                                            1.176           --
                                                                                            1.181           --
                                                                                            1.194           --
                                                                                            1.180           --
                                                                                            1.209           --
                                                                                            1.189           --
                                                                                            1.146           --
                                                                                            1.101          519
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.870        4,319

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.621       3.131         5,946
                                                                                      2016   2.477       2.621         6,992
                                                                                      2015   2.512       2.477        15,944
                                                                                      2014   2.291       2.512        20,919
                                                                                      2013   1.781       2.291        40,334
                                                                                      2012   1.561       1.781        48,721
                                                                                      2011   1.635       1.561        56,705
                                                                                      2010   1.424       1.635        60,189
                                                                                      2009   1.070       1.424        61,815
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.770       2.580            --
                                                                                      2017   2.284       2.770            --
                                                                                      2016   2.265       2.284            --
                                                                                      2015   2.283       2.265            --
                                                                                      2014   2.100       2.283            --
                                                                                      2013   1.547       2.100            --
                                                                                      2012   1.288       1.547            --
                                                                                      2011   1.349       1.288            --
                                                                                      2010   1.164       1.349            --
                                                                                      2009   0.873       1.164            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   3.989       3.338         3,284
                                                                                      2017   3.369       3.989         3,495
                                                                                      2016   3.065       3.369         1,609
                                                                                      2015   3.172       3.065        11,012
                                                                                      2014   3.046       3.172        12,295
                                                                                      2013   2.283       3.046        15,122
                                                                                      2012   2.029       2.283        15,540
                                                                                      2011   2.317       2.029        20,061
                                                                                      2010   1.835       2.317        28,028
                                                                                      2009   1.337       1.835        36,730
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   2.072       1.721        24,009
                                                                                      2017   1.808       2.072        43,586
                                                                                      2016   1.718       1.808        50,428
                                                                                      2015   1.870       1.718        72,646
                                                                                      2014   2.143       1.870        82,918
                                                                                      2013   1.774       2.143       127,026
                                                                                      2012   1.528       1.774       167,384
                                                                                      2011   1.741       1.528       156,213
                                                                                      2010   1.635       1.741       241,331
                                                                                      2009   1.215       1.635       254,431
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.480       1.499            --
                                                                                      2009   1.199       1.480            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.760       1.883            --
                                                                                      2010   1.440       1.760             1
                                                                                      2009   0.935       1.440             5
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   3.019       2.718            --
                                                                                      2017   2.643       3.019            --
                                                                                      2016   2.659       2.643            --
                                                                                      2015   2.755       2.659            --
                                                                                      2014   2.330       2.755            --
                                                                                      2013   1.605       2.330            --
                                                                                      2012   1.377       1.605            --
                                                                                      2011   1.368       1.377            --
                                                                                      2010   1.114       1.368             1
                                                                                      2009   0.843       1.114         7,793
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.818       1.826            --
                                                                                      2013   1.400       1.818         3,902
                                                                                      2012   1.240       1.400        18,598
                                                                                      2011   1.346       1.240        20,391
                                                                                      2010   1.175       1.346        23,302
                                                                                      2009   0.925       1.175        24,056
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.691       2.596            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   2.292       2.691           --
                                                                                 2016   2.126       2.292           --
                                                                                 2015   2.130       2.126           --
                                                                                 2014   1.954       2.130           --
                                                                                 2013   1.530       1.954           --
                                                                                 2012   1.344       1.530           --
                                                                                 2011   1.334       1.344       10,981
                                                                                 2010   1.206       1.334       12,004
                                                                                 2009   1.005       1.206       12,575
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.916       2.864           --
                                                                                 2017   2.361       2.916           --
                                                                                 2016   2.238       2.361           --
                                                                                 2015   2.076       2.238           --
                                                                                 2014   1.854       2.076           --
                                                                                 2013   1.369       1.854           --
                                                                                 2012   1.159       1.369           --
                                                                                 2011   1.187       1.159           --
                                                                                 2010   1.101       1.187           --
                                                                                 2009   0.787       1.101           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.559       2.290        5,017
                                                                                 2017   2.268       2.559        4,973
                                                                                 2016   2.044       2.268           --
                                                                                 2015   2.142       2.044           --
                                                                                 2014   1.953       2.142           --
                                                                                 2013   1.502       1.953           --
                                                                                 2012   1.313       1.502           --
                                                                                 2011   1.274       1.313           --
                                                                                 2010   1.185       1.274           --
                                                                                 2009   0.969       1.185           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   3.673       3.731        1,118
                                                                                 2017   3.009       3.673        1,299
                                                                                 2016   2.896       3.009        1,943
                                                                                 2015   3.083       2.896       12,930
                                                                                 2014   3.016       3.083       13,458
                                                                                 2013   2.088       3.016       16,553
                                                                                 2012   1.781       2.088       17,039
                                                                                 2011   1.788       1.781       17,558
                                                                                 2010   1.454       1.788       19,083
                                                                                 2009   1.037       1.454       19,604
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.893       0.869           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.972       0.959           --
                                                                                 2010   0.906       0.972           --
                                                                                 2009   0.786       0.906           --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.148       1.185           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.499       1.610           --
                                                                                 2013   1.286       1.499           --
                                                                                 2012   1.183       1.286           --
                                                                                 2011   1.204       1.183           --
                                                                                 2010   1.093       1.204           --
                                                                                 2009   0.906       1.093           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.926       0.897           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.787       0.806           --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   3.697       3.299        63,520
                                                                                       2017   2.866       3.697        66,033
                                                                                       2016   2.903       2.866       111,649
                                                                                       2015   2.766       2.903       116,487
                                                                                       2014   2.756       2.766        88,396
                                                                                       2013   2.174       2.756       114,915
                                                                                       2012   1.808       2.174       121,254
                                                                                       2011   2.022       1.808       126,793
                                                                                       2010   1.845       2.022       157,186
                                                                                       2009   1.321       1.845       172,769
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.455       3.381       188,354
                                                                                       2017   2.744       3.455       225,040
                                                                                       2016   2.555       2.744       273,717
                                                                                       2015   2.436       2.555       294,539
                                                                                       2014   2.288       2.436       283,771
                                                                                       2013   1.793       2.288       333,902
                                                                                       2012   1.550       1.793       342,877
                                                                                       2011   1.650       1.550       395,561
                                                                                       2010   1.417       1.650       426,276
                                                                                       2009   1.036       1.417       429,541
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.912       2.806       252,297
                                                                                       2017   2.425       2.912       279,480
                                                                                       2016   2.216       2.425       293,542
                                                                                       2015   2.226       2.216       331,474
                                                                                       2014   2.051       2.226       385,838
                                                                                       2013   1.566       2.051       439,204
                                                                                       2012   1.358       1.566       452,685
                                                                                       2011   1.410       1.358       490,288
                                                                                       2010   1.290       1.410       507,446
                                                                                       2009   1.002       1.290       516,444
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.292       2.193       124,608
                                                                                       2017   2.159       2.292       135,229
                                                                                       2016   1.923       2.159       142,101
                                                                                       2015   2.034       1.923       150,952
                                                                                       2014   2.003       2.034       189,357
                                                                                       2013   1.857       2.003       252,850
                                                                                       2012   1.619       1.857       265,021
                                                                                       2011   1.608       1.619       256,643
                                                                                       2010   1.410       1.608       269,070
                                                                                       2009   0.975       1.410       267,016
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.573       1.388            --
                                                                                       2017   1.304       1.573            --
                                                                                       2016   1.219       1.304            --
                                                                                       2015   1.268       1.219            --
                                                                                       2014   1.230       1.268            --
                                                                                       2013   0.968       1.230            --
                                                                                       2012   0.845       0.968            --
                                                                                       2011   0.990       0.845            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.724       1.434       174,712
                                                                                       2017   1.573       1.724       174,168
                                                                                       2016   1.222       1.573       200,567
                                                                                       2015   1.316       1.222       224,508
                                                                                       2014   1.319       1.316       557,492
                                                                                       2013   1.015       1.319       594,058
                                                                                       2012   0.877       1.015       618,577
                                                                                       2011   0.982       0.877       632,610
                                                                                       2010   0.835       0.982       656,664
                                                                                       2009   0.673       0.835       346,350
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.782       2.342       174,422
                                                                                       2017   2.209       2.782       165,990
                                                                                       2016   2.019       2.209       188,639
                                                                                       2015   2.388       2.019       220,797
                                                                                       2014   2.603       2.388       218,248
                                                                                       2013   2.792       2.603        65,443
                                                                                       2012   2.394       2.792        63,066
                                                                                       2011   3.001       2.394        76,518
                                                                                       2010   2.473       3.001        83,163
                                                                                       2009   1.492       2.473        80,060

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.884       0.839            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.823       2.595        16,483
                                                                                    2017   2.359       2.823        16,534
                                                                                    2016   2.220       2.359        16,696
                                                                                    2015   2.166       2.220        47,416
                                                                                    2014   1.943       2.166        62,450
                                                                                    2013   1.476       1.943       107,990
                                                                                    2012   1.326       1.476       111,711
                                                                                    2011   1.348       1.326       133,937
                                                                                    2010   1.220       1.348       151,467
                                                                                    2009   1.043       1.220       151,193
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.209       1.087       100,505
                                                                                    2017   1.111       1.209       101,872
                                                                                    2016   1.119       1.111        99,269
                                                                                    2015   1.155       1.119       165,202
                                                                                    2014   1.035       1.155       183,688
                                                                                    2013   1.017       1.035       216,297
                                                                                    2012   0.821       1.017       214,654
                                                                                    2011   0.883       0.821       234,740
                                                                                    2010   0.774       0.883       239,136
                                                                                    2009   0.584       0.774       256,773
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.560       2.663            --
                                                                                    2013   2.020       2.560       214,706
                                                                                    2012   1.677       2.020       222,456
                                                                                    2011   1.844       1.677       231,540
                                                                                    2010   1.713       1.844       241,815
                                                                                    2009   1.219       1.713        32,572
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   3.312       3.028        34,842
                                                                                    2017   2.843       3.312        37,929
                                                                                    2016   2.814       2.843        41,236
                                                                                    2015   2.982       2.814        51,802
                                                                                    2014   2.655       2.982       248,390
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   3.142       2.351        51,652
                                                                                    2017   2.449       3.142        58,771
                                                                                    2016   2.302       2.449        54,602
                                                                                    2015   2.452       2.302        75,358
                                                                                    2014   2.645       2.452        85,675
                                                                                    2013   2.061       2.645        79,802
                                                                                    2012   1.622       2.061        86,269
                                                                                    2011   1.922       1.622        96,070
                                                                                    2010   1.679       1.922       122,803
                                                                                    2009   1.101       1.679       120,299
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.819       2.429       265,649
                                                                                    2017   2.434       2.819       269,207
                                                                                    2016   2.115       2.434       285,226
                                                                                    2015   2.292       2.115       358,504
                                                                                    2014   2.137       2.292       359,674
                                                                                    2013   1.609       2.137       104,453
                                                                                    2012   1.384       1.609       113,050
                                                                                    2011   1.431       1.384       129,315
                                                                                    2010   1.270       1.431       140,257
                                                                                    2009   1.020       1.270       146,058
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.929       2.622            --
                                                                                    2017   2.376       2.929            --
                                                                                    2016   2.168       2.376            --
                                                                                    2015   2.241       2.168            --
                                                                                    2014   2.112       2.241            --
                                                                                    2013   1.531       2.112         8,855
                                                                                    2012   1.317       1.531         8,855
                                                                                    2011   1.354       1.317         8,855
                                                                                    2010   1.091       1.354         8,855
                                                                                    2009   0.828       1.091         8,855
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.279       1.928            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.241       2.279            --
                                                                              2016   1.746       2.241            --
                                                                              2015   1.918       1.746            --
                                                                              2014   1.868       1.918            --
                                                                              2013   1.429       1.868            --
                                                                              2012   1.259       1.429            --
                                                                              2011   1.428       1.259            --
                                                                              2010   1.217       1.428            --
                                                                              2009   0.961       1.217            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.898       0.887            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.965       2.022            --
                                                                              2015   2.041       1.965        31,300
                                                                              2014   1.979       2.041        50,125
                                                                              2013   1.864       1.979        88,510
                                                                              2012   1.679       1.864        93,232
                                                                              2011   1.632       1.679        93,259
                                                                              2010   1.470       1.632        89,883
                                                                              2009   1.093       1.470        96,857
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.307       1.947        57,239
                                                                              2017   1.835       2.307        59,195
                                                                              2016   1.886       1.835        76,002
                                                                              2015   1.957       1.886       141,165
                                                                              2014   2.144       1.957       148,167
                                                                              2013   1.832       2.144       222,708
                                                                              2012   1.600       1.832       241,788
                                                                              2011   1.826       1.600       282,332
                                                                              2010   1.671       1.826       283,229
                                                                              2009   1.294       1.671       291,236
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.678       1.817            --
                                                                              2012   1.620       1.678       104,126
                                                                              2011   1.740       1.620       104,576
                                                                              2010   1.439       1.740       106,259
                                                                              2009   1.069       1.439       109,538
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.050       1.136            --
                                                                              2012   1.016       1.050       401,086
                                                                              2011   1.093       1.016       442,557
                                                                              2010   0.907       1.093       705,602
                                                                              2009   0.676       0.907       708,664
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.788       1.524        50,703
                                                                              2017   1.333       1.788        68,515
                                                                              2016   1.355       1.333        89,102
                                                                              2015   1.329       1.355       172,717
                                                                              2014   1.326       1.329       194,057
                                                                              2013   1.063       1.326       291,705
                                                                              2012   0.894       1.063       308,735
                                                                              2011   0.995       0.894       308,590
                                                                              2010   0.875       0.995       314,154
                                                                              2009   0.638       0.875       350,744
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.430       1.373       161,514
                                                                              2017   1.404       1.430       161,484
                                                                              2016   1.361       1.404       147,493
                                                                              2015   1.429       1.361       227,317
                                                                              2014   1.411       1.429       233,477
                                                                              2013   1.580       1.411       201,191
                                                                              2012   1.473       1.580       168,276
                                                                              2011   1.347       1.473       182,335
                                                                              2010   1.271       1.347       198,350
                                                                              2009   1.094       1.271       222,343
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.544       1.512       495,917
                                                                              2017   1.506       1.544       550,971
                                                                              2016   1.496       1.506       610,483
                                                                              2015   1.525       1.496       775,966
                                                                              2014   1.491       1.525       805,397
                                                                              2013   1.550       1.491       985,812
                                                                              2012   1.446       1.550     1,255,619
                                                                              2011   1.428       1.446     1,493,523
                                                                              2010   1.345       1.428       470,577
                                                                              2009   1.210       1.345       518,620

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.050       2.060            --
                                                                           2015   2.088       2.050        15,054
                                                                           2014   1.915       2.088            --
                                                                           2013   1.466       1.915            --
                                                                           2012   1.351       1.466            --
                                                                           2011   1.443       1.351            --
                                                                           2010   1.265       1.443            --
                                                                           2009   1.041       1.265            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.669       1.709            --
                                                                           2015   1.723       1.669       161,879
                                                                           2014   1.679       1.723       104,448
                                                                           2013   1.685       1.679       114,042
                                                                           2012   1.539       1.685       108,736
                                                                           2011   1.514       1.539       112,531
                                                                           2010   1.375       1.514       118,713
                                                                           2009   1.053       1.375       188,447
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.842       1.923            --
                                                                           2012   1.674       1.842        17,565
                                                                           2011   2.076       1.674        18,734
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.797       1.602       270,061
                                                                           2017   1.566       1.797       276,204
                                                                           2016   1.377       1.566       300,596
                                                                           2015   1.455       1.377       382,901
                                                                           2014   1.309       1.455       348,699
                                                                           2013   0.997       1.309       419,690
                                                                           2012   0.862       0.997       437,276
                                                                           2011   0.915       0.862       521,650
                                                                           2010   0.797       0.915       543,344
                                                                           2009   0.686       0.797       560,177
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.694       2.404            --
                                                                           2017   2.345       2.694            --
                                                                           2016   2.060       2.345            --
                                                                           2015   2.175       2.060         1,907
                                                                           2014   1.998       2.175         1,911
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.542       1.359        88,947
                                                                           2017   1.436       1.542        93,636
                                                                           2016   1.267       1.436       127,923
                                                                           2015   1.418       1.267       172,412
                                                                           2014   1.318       1.418       213,196
                                                                           2013   1.031       1.318       304,711
                                                                           2012   0.916       1.031       328,300
                                                                           2011   0.970       0.916       357,512
                                                                           2010   0.787       0.970       383,287
                                                                           2009   0.634       0.787       406,623
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.365       1.334        21,595
                                                                           2017   1.336       1.365        21,327
                                                                           2016   1.320       1.336        26,443
                                                                           2015   1.338       1.320        27,179
                                                                           2014   1.273       1.338        40,216
                                                                           2013   1.308       1.273        34,439
                                                                           2012   1.239       1.308        34,891
                                                                           2011   1.185       1.239        41,994
                                                                           2010   1.115       1.185        58,853
                                                                           2009   1.038       1.115        72,969
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.283       2.294        59,212
                                                                           2017   1.738       2.283        63,627
                                                                           2016   1.769       1.738        65,780
                                                                           2015   1.697       1.769        77,171
                                                                           2014   1.588       1.697        82,369
                                                                           2013   1.206       1.588        84,844
                                                                           2012   1.075       1.206        84,562
                                                                           2011   1.203       1.075       117,817
                                                                           2010   1.023       1.203       120,001
                                                                           2009   0.814       1.023       123,634
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.910       0.909       575,990

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.919
                                                                                           2016   0.934
                                                                                           2015   0.951
                                                                                           2014   0.970
                                                                                           2013   0.988
                                                                                           2012   1.007
                                                                                           2011   1.027
                                                                                           2010   1.046
                                                                                           2009   1.062
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.381
                                                                                           2017   1.316
                                                                                           2016   1.284
                                                                                           2015   1.316
                                                                                           2014   1.284
                                                                                           2013   1.255
                                                                                           2012   1.171
                                                                                           2011   1.156
                                                                                           2010   1.071
                                                                                           2009   0.905
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.466
                                                                                           2017   1.350
                                                                                           2016   1.297
                                                                                           2015   1.336
                                                                                           2014   1.298
                                                                                           2013   1.193
                                                                                           2012   1.091
                                                                                           2011   1.100
                                                                                           2010   1.005
                                                                                           2009   0.828
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.529
                                                                                           2017   1.358
                                                                                           2016   1.292
                                                                                           2015   1.334
                                                                                           2014   1.294
                                                                                           2013   1.118
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.937
                                                                                           2009   0.754
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.574
                                                                                           2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.274
                                                                                           2013   1.045
                                                                                           2012   0.923
                                                                                           2011   0.978
                                                                                           2010   0.869
                                                                                           2009   0.686
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.930
                                                                                           2017   1.708
                                                                                           2016   1.627
                                                                                           2015   1.617
                                                                                           2014   1.491
                                                                                           2013   1.260
                                                                                           2012   1.143
                                                                                           2011   1.122
                                                                                           2010   1.043
                                                                                           2009   0.901
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.272
                                                                                           2017   1.944
                                                                                           2016   1.846
                                                                                           2015   1.837
                                                                                           2014   1.693
                                                                                           2013   1.290
                                                                                           2012   1.165
                                                                                           2011   1.238
                                                                                           2010   1.126
                                                                                           2009   0.870



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.910       581,694
                                                                                           0.919       575,642
                                                                                           0.934       651,702
                                                                                           0.951       682,303
                                                                                           0.970       915,161
                                                                                           0.988     1,028,030
                                                                                           1.007     1,353,079
                                                                                           1.027     1,614,808
                                                                                           1.046     2,112,368
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.320            --
                                                                                           1.381            --
                                                                                           1.316            --
                                                                                           1.284            --
                                                                                           1.316            --
                                                                                           1.284            --
                                                                                           1.255            --
                                                                                           1.171            --
                                                                                           1.156            --
                                                                                           1.071         9,273
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.375       111,093
                                                                                           1.466       111,126
                                                                                           1.350       121,990
                                                                                           1.297       178,771
                                                                                           1.336       309,169
                                                                                           1.298        15,192
                                                                                           1.193        75,851
                                                                                           1.091        82,108
                                                                                           1.100        66,953
                                                                                           1.005        66,992
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.408     1,752,644
                                                                                           1.529     1,850,023
                                                                                           1.358     1,920,119
                                                                                           1.292     2,010,427
                                                                                           1.334     2,022,934
                                                                                           1.294       678,453
                                                                                           1.118       695,184
                                                                                           1.006       714,339
                                                                                           1.040       735,217
                                                                                           0.937       405,566
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.419     1,282,113
                                                                                           1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
                                                                                           1.274        24,096
                                                                                           1.045        45,918
                                                                                           0.923        45,998
                                                                                           0.978        46,086
                                                                                           0.869        46,180
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.822            --
                                                                                           1.930            --
                                                                                           1.708            --
                                                                                           1.627        13,158
                                                                                           1.617        13,184
                                                                                           1.491       191,056
                                                                                           1.260       205,757
                                                                                           1.143       221,587
                                                                                           1.122       240,250
                                                                                           1.043        61,631
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.227        11,378
                                                                                           2.272        11,598
                                                                                           1.944         8,077
                                                                                           1.846         8,068
                                                                                           1.837         8,178
                                                                                           1.693         8,305
                                                                                           1.290         8,997
                                                                                           1.165         9,267
                                                                                           1.238        10,866
                                                                                           1.126         8,553

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.760       0.792            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.252       1.377            --
                                                                          2012   1.103       1.252       126,107
                                                                          2011   1.199       1.103       155,023
                                                                          2010   1.068       1.199       163,036
                                                                          2009   0.894       1.068       168,997
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.911       2.691         7,511
                                                                          2017   2.370       2.911        11,084
                                                                          2016   2.294       2.370        11,385
                                                                          2015   2.275       2.294        13,966
                                                                          2014   2.088       2.275        14,286
                                                                          2013   1.605       2.088        19,850
                                                                          2012   1.475       1.605        22,546
                                                                          2011   1.552       1.475        23,306
                                                                          2010   1.373       1.552        46,805
                                                                          2009   0.938       1.373        54,928
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                          2010   0.808       0.917            --
                                                                          2009   0.626       0.808            --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   2.083       1.945        91,292
                                                                          2017   1.751       2.083        91,540
                                                                          2016   1.602       1.751        98,946
                                                                          2015   1.618       1.602        72,026
                                                                          2014   1.458       1.618        72,057
                                                                          2013   1.129       1.458        81,021
                                                                          2012   0.997       1.129       131,415
                                                                          2011   0.999       0.997       188,966
                                                                          2010   0.890       0.999       225,288
                                                                          2009   0.725       0.890       227,845
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   2.082       1.925       222,151
                                                                          2017   1.891       2.082       244,589
                                                                          2016   1.769       1.891       279,612
                                                                          2015   1.809       1.769       329,922
                                                                          2014   1.700       1.809       443,650
                                                                          2013   1.459       1.700       570,233
                                                                          2012   1.336       1.459       573,349
                                                                          2011   1.332       1.336       593,385
                                                                          2010   1.236       1.332       630,367
                                                                          2009   1.064       1.236       641,950
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.609       2.302        59,436
                                                                          2017   2.253       2.609        70,772
                                                                          2016   2.008       2.253        88,358
                                                                          2015   2.049       2.008       118,835
                                                                          2014   1.885       2.049       137,618
                                                                          2013   1.415       1.885       166,938
                                                                          2012   1.237       1.415        73,379
                                                                          2011   1.250       1.237        94,515
                                                                          2010   1.143       1.250        96,080
                                                                          2009   0.964       1.143        95,781
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.921       2.673        65,518
                                                                          2017   2.572       2.921        71,334
                                                                          2016   2.208       2.572        74,658
                                                                          2015   2.238       2.208        78,225
                                                                          2014   2.280       2.238        82,452
                                                                          2013   1.830       2.280       100,090
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.806       1.648       102,293
                                                                          2017   1.594       1.806       156,768
                                                                          2016   1.372       1.594       167,525
                                                                          2015   1.393       1.372       204,691
                                                                          2014   1.424       1.393       217,273
                                                                          2013   1.144       1.424       369,840
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.423       2.349        17,191

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.850
                                                                                           2016    1.857
                                                                                           2015    1.712
                                                                                           2014    1.604
                                                                                           2013    1.178
                                                                                           2012    1.012
                                                                                           2011    1.045
                                                                                           2010    0.912
                                                                                           2009    0.650
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.133
                                                                                           2017    2.606
                                                                                           2016    2.382
                                                                                           2015    2.370
                                                                                           2014    2.265
                                                                                           2013    1.601
                                                                                           2012    1.408
                                                                                           2011    1.414
                                                                                           2010    1.070
                                                                                           2009    0.787
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   31.155
   .
                                                                                           2017   29.338
                                                                                           2016   28.351
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.164
                                                                                           2017    1.162
                                                                                           2016    1.167
                                                                                           2015    1.181
                                                                                           2014    1.169
                                                                                           2013    1.198
                                                                                           2012    1.180
                                                                                           2011    1.138
                                                                                           2010    1.094
                                                                                           2009    1.068
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.281
                                                                                           2017    2.750
                                                                                           2016    2.602
                                                                                           2015    2.641
                                                                                           2014    2.411
                                                                                           2013    1.876
                                                                                           2012    1.647
                                                                                           2011    1.726
                                                                                           2010    1.505
                                                                                           2009    1.132
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.945
                                                                                           2017    2.431
                                                                                           2016    2.413
                                                                                           2015    2.434
                                                                                           2014    2.242
                                                                                           2013    1.653
                                                                                           2012    1.378
                                                                                           2011    1.444
                                                                                           2010    1.248
                                                                                           2009    0.937
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    4.360
                                                                                           2017    3.687
                                                                                           2016    3.357
                                                                                           2015    3.478
                                                                                           2014    3.343
                                                                                           2013    2.508
                                                                                           2012    2.231
                                                                                           2011    2.551
                                                                                           2010    2.022
                                                                                           2009    1.475
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.241



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.423       17,544
                                                                                            1.850       21,760
                                                                                            1.857       34,360
                                                                                            1.712       27,324
                                                                                            1.604       42,203
                                                                                            1.178      267,091
                                                                                            1.012      236,797
                                                                                            1.045      409,259
                                                                                            0.912      386,369
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.865       20,707
                                                                                            3.133       21,481
                                                                                            2.606       22,208
                                                                                            2.382       35,432
                                                                                            2.370       50,957
                                                                                            2.265       60,388
                                                                                            1.601       63,621
                                                                                            1.408       67,943
                                                                                            1.414      117,116
                                                                                            1.070       92,216
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 29.405        7,534
   .
                                                                                           31.155        8,352
                                                                                           29.338       11,194
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.154       41,394
                                                                                            1.164       43,978
                                                                                            1.162       80,142
                                                                                            1.167      308,867
                                                                                            1.181      269,756
                                                                                            1.169      260,593
                                                                                            1.198      259,491
                                                                                            1.180      271,196
                                                                                            1.138      286,755
                                                                                            1.094      283,503
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  3.005       57,233
                                                                                            3.281       60,472
                                                                                            2.750       63,854
                                                                                            2.602       66,639
                                                                                            2.641       79,972
                                                                                            2.411       90,252
                                                                                            1.876       94,011
                                                                                            1.647       96,023
                                                                                            1.726      113,857
                                                                                            1.505      118,205
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.740        3,232
                                                                                            2.945        4,815
                                                                                            2.431        6,636
                                                                                            2.413        7,275
                                                                                            2.434        7,281
                                                                                            2.242       17,411
                                                                                            1.653       17,417
                                                                                            1.378       17,424
                                                                                            1.444       17,432
                                                                                            1.248       18,215
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.646      120,966
                                                                                            4.360      131,398
                                                                                            3.687      134,612
                                                                                            3.357      138,329
                                                                                            3.478      160,224
                                                                                            3.343      181,765
                                                                                            2.508      189,537
                                                                                            2.231      191,678
                                                                                            2.551      200,306
                                                                                            2.022      203,395
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.859      285,073

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.957       2.241       277,277
                                                                                  2016   1.861       1.957       307,906
                                                                                  2015   2.028       1.861       309,725
                                                                                  2014   2.326       2.028       487,286
                                                                                  2013   1.928       2.326       519,935
                                                                                  2012   1.662       1.928       561,321
                                                                                  2011   1.895       1.662       743,191
                                                                                  2010   1.782       1.895       771,223
                                                                                  2009   1.325       1.782       611,549
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.571       1.591            --
                                                                                  2009   1.274       1.571         5,292
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.949       2.084            --
                                                                                  2010   1.597       1.949        19,441
                                                                                  2009   1.037       1.597        26,671
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.271       2.941        12,325
                                                                                  2017   2.867       3.271        13,540
                                                                                  2016   2.887       2.867        13,658
                                                                                  2015   2.994       2.887        13,500
                                                                                  2014   2.535       2.994       227,646
                                                                                  2013   1.748       2.535       204,315
                                                                                  2012   1.501       1.748       213,229
                                                                                  2011   1.493       1.501       220,847
                                                                                  2010   1.217       1.493       231,928
                                                                                  2009   0.922       1.217         8,907
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.986       1.995            --
                                                                                  2013   1.532       1.986        24,248
                                                                                  2012   1.358       1.532        24,566
                                                                                  2011   1.475       1.358        37,918
                                                                                  2010   1.289       1.475        24,528
                                                                                  2009   1.016       1.289        77,694
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.881       2.777         1,457
                                                                                  2017   2.456       2.881         1,459
                                                                                  2016   2.280       2.456         1,463
                                                                                  2015   2.287       2.280         1,466
                                                                                  2014   2.100       2.287         1,470
                                                                                  2013   1.646       2.100         1,473
                                                                                  2012   1.447       1.646         1,477
                                                                                  2011   1.438       1.447         1,482
                                                                                  2010   1.301       1.438         1,488
                                                                                  2009   1.086       1.301         1,494
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   3.171       3.111         4,361
                                                                                  2017   2.569       3.171        13,444
                                                                                  2016   2.438       2.569        13,686
                                                                                  2015   2.264       2.438        14,389
                                                                                  2014   2.024       2.264        15,251
                                                                                  2013   1.496       2.024        15,848
                                                                                  2012   1.267       1.496        17,007
                                                                                  2011   1.300       1.267        19,332
                                                                                  2010   1.206       1.300        21,613
                                                                                  2009   0.863       1.206        22,338
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.814       2.516            --
                                                                                  2017   2.497       2.814            --
                                                                                  2016   2.252       2.497         5,212
                                                                                  2015   2.363       2.252         5,217
                                                                                  2014   2.156       2.363         5,221
                                                                                  2013   1.660       2.156         5,226
                                                                                  2012   1.453       1.660         5,231
                                                                                  2011   1.410       1.453        21,494
                                                                                  2010   1.313       1.410        21,501
                                                                                  2009   1.075       1.313        21,509
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   4.044       4.104         7,052

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   3.316       4.044       15,226
                                                                                2016   3.195       3.316       18,751
                                                                                2015   3.405       3.195       18,713
                                                                                2014   3.334       3.405       18,855
                                                                                2013   2.311       3.334       22,508
                                                                                2012   1.972       2.311       23,618
                                                                                2011   1.983       1.972       24,457
                                                                                2010   1.614       1.983       25,443
                                                                                2009   1.152       1.614       25,645
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.954       0.928           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.965       0.952           --
                                                                                2010   0.900       0.965       57,769
                                                                                2009   0.781       0.900       52,805
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.169       1.206           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.485       1.592        4,452
                                                                                2013   1.275       1.485        4,459
                                                                                2012   1.174       1.275        4,467
                                                                                2011   1.196       1.174       25,974
                                                                                2010   1.087       1.196       25,984
                                                                                2009   0.902       1.087       25,995
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   1.018       0.986           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.825       0.844           --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.669       3.273        892,432
                                                                  2017   2.846       3.669        969,784
                                                                  2016   2.884       2.846      1,255,774
                                                                  2015   2.750       2.884      1,565,345
                                                                  2014   2.741       2.750      1,800,566
                                                                  2013   2.163       2.741      2,468,217
                                                                  2012   1.800       2.163      2,957,074
                                                                  2011   2.015       1.800      3,741,951
                                                                  2010   1.838       2.015      4,333,180
                                                                  2009   1.317       1.838      4,868,172
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   3.429       3.354      2,154,099
                                                                  2017   2.725       3.429      2,584,122
                                                                  2016   2.538       2.725      3,235,195
                                                                  2015   2.422       2.538      3,728,718
                                                                  2014   2.276       2.422      4,775,079
                                                                  2013   1.784       2.276      6,483,424
                                                                  2012   1.543       1.784      8,211,577
                                                                  2011   1.644       1.543     10,177,776
                                                                  2010   1.412       1.644     11,683,994
                                                                  2009   1.033       1.412     12,695,260
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.890       2.784      2,215,094
                                                                  2017   2.408       2.890      2,635,335
                                                                  2016   2.202       2.408      3,294,390
                                                                  2015   2.213       2.202      3,941,882
                                                                  2014   2.040       2.213      4,868,958
                                                                  2013   1.558       2.040      6,600,566
                                                                  2012   1.352       1.558      8,146,265
                                                                  2011   1.405       1.352      9,752,589
                                                                  2010   1.285       1.405     11,084,770
                                                                  2009   0.999       1.285     11,885,667

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.275       2.175       552,217
                                                                                       2017   2.144       2.275       620,293
                                                                                       2016   1.911       2.144       796,141
                                                                                       2015   2.022       1.911       978,473
                                                                                       2014   1.992       2.022     1,252,768
                                                                                       2013   1.848       1.992     1,700,494
                                                                                       2012   1.612       1.848     2,012,608
                                                                                       2011   1.602       1.612     2,263,449
                                                                                       2010   1.405       1.602     2,301,334
                                                                                       2009   0.972       1.405     2,493,286
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.564       1.379       195,280
                                                                                       2017   1.297       1.564       197,909
                                                                                       2016   1.214       1.297       212,536
                                                                                       2015   1.263       1.214        94,796
                                                                                       2014   1.225       1.263       151,336
                                                                                       2013   0.965       1.225       120,019
                                                                                       2012   0.843       0.965       115,333
                                                                                       2011   0.988       0.843       113,037
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.714       1.425     1,654,594
                                                                                       2017   1.565       1.714     1,827,800
                                                                                       2016   1.216       1.565     2,150,087
                                                                                       2015   1.311       1.216     2,528,990
                                                                                       2014   1.314       1.311     3,337,606
                                                                                       2013   1.011       1.314     4,611,546
                                                                                       2012   0.874       1.011     6,064,245
                                                                                       2011   0.979       0.874     7,073,910
                                                                                       2010   0.833       0.979     7,864,666
                                                                                       2009   0.672       0.833     8,626,898
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.761       2.323     1,119,991
                                                                                       2017   2.194       2.761     1,184,277
                                                                                       2016   2.006       2.194     1,266,849
                                                                                       2015   2.374       2.006     1,454,803
                                                                                       2014   2.589       2.374     1,783,307
                                                                                       2013   2.779       2.589     1,561,529
                                                                                       2012   2.383       2.779     1,764,555
                                                                                       2011   2.989       2.383     1,934,825
                                                                                       2010   2.465       2.989     2,128,239
                                                                                       2009   1.488       2.465     2,137,808
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.837            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.802       2.574       193,260
                                                                                       2017   2.343       2.802       203,846
                                                                                       2016   2.206       2.343       276,927
                                                                                       2015   2.154       2.206       317,138
                                                                                       2014   1.933       2.154       466,695
                                                                                       2013   1.469       1.933       665,022
                                                                                       2012   1.320       1.469       790,953
                                                                                       2011   1.343       1.320       801,088
                                                                                       2010   1.216       1.343       809,627
                                                                                       2009   1.040       1.216       822,977
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.202       1.080       875,227
                                                                                       2017   1.105       1.202       966,158
                                                                                       2016   1.114       1.105     1,117,450
                                                                                       2015   1.150       1.114     1,291,680
                                                                                       2014   1.031       1.150     1,622,589
                                                                                       2013   1.013       1.031     2,181,775
                                                                                       2012   0.818       1.013     2,689,141
                                                                                       2011   0.881       0.818     3,352,561
                                                                                       2010   0.772       0.881     3,721,255
                                                                                       2009   0.583       0.772     4,058,050
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.546       2.648            --
                                                                                       2013   2.011       2.546     1,246,052
                                                                                       2012   1.669       2.011     1,688,722
                                                                                       2011   1.837       1.669     1,651,974
                                                                                       2010   1.707       1.837     1,945,858
                                                                                       2009   1.216       1.707     1,994,993
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.287       3.004       461,345

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.824       3.287       473,132
                                                                              2016   2.796       2.824       551,549
                                                                              2015   2.964       2.796       724,475
                                                                              2014   2.640       2.964       959,414
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   3.119       2.333       300,846
                                                                              2017   2.432       3.119       269,032
                                                                              2016   2.287       2.432       309,482
                                                                              2015   2.437       2.287       407,449
                                                                              2014   2.630       2.437       515,139
                                                                              2013   2.051       2.630       838,165
                                                                              2012   1.615       2.051       964,103
                                                                              2011   1.915       1.615     1,119,973
                                                                              2010   1.673       1.915     1,191,392
                                                                              2009   1.098       1.673     1,323,386
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.798       2.410       679,106
                                                                              2017   2.417       2.798       774,674
                                                                              2016   2.101       2.417       969,272
                                                                              2015   2.279       2.101     1,321,545
                                                                              2014   2.126       2.279     1,547,788
                                                                              2013   1.601       2.126     1,310,446
                                                                              2012   1.378       1.601     1,698,635
                                                                              2011   1.426       1.378     2,007,747
                                                                              2010   1.265       1.426     2,571,101
                                                                              2009   1.016       1.265     2,985,743
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.911       2.604        58,011
                                                                              2017   2.363       2.911        60,669
                                                                              2016   2.156       2.363        78,087
                                                                              2015   2.231       2.156       100,877
                                                                              2014   2.103       2.231       105,403
                                                                              2013   1.525       2.103       158,613
                                                                              2012   1.313       1.525       133,066
                                                                              2011   1.350       1.313       131,791
                                                                              2010   1.088       1.350       184,553
                                                                              2009   0.827       1.088       205,475
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.265       1.915        46,365
                                                                              2017   2.228       2.265        62,286
                                                                              2016   1.736       2.228        57,171
                                                                              2015   1.909       1.736        53,557
                                                                              2014   1.860       1.909        61,036
                                                                              2013   1.423       1.860        62,305
                                                                              2012   1.255       1.423       102,566
                                                                              2011   1.424       1.255       115,725
                                                                              2010   1.215       1.424       111,692
                                                                              2009   0.959       1.215       118,004
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.896       0.885            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.952       2.009            --
                                                                              2015   2.029       1.952       651,576
                                                                              2014   1.968       2.029       806,053
                                                                              2013   1.855       1.968       954,603
                                                                              2012   1.672       1.855     1,087,899
                                                                              2011   1.626       1.672     1,228,226
                                                                              2010   1.465       1.626     1,336,244
                                                                              2009   1.089       1.465     1,336,400
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.290       1.931       434,530
                                                                              2017   1.822       2.290       505,626
                                                                              2016   1.874       1.822       565,476
                                                                              2015   1.946       1.874       624,864
                                                                              2014   2.132       1.946       878,317
                                                                              2013   1.823       2.132     1,172,017
                                                                              2012   1.593       1.823     1,453,642
                                                                              2011   1.819       1.593     1,712,926
                                                                              2010   1.665       1.819     1,992,980
                                                                              2009   1.291       1.665     2,268,150
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.670       1.808            --
                                                                              2012   1.613       1.670     1,041,086
                                                                              2011   1.734       1.613     1,181,823
                                                                              2010   1.434       1.734     1,292,739
                                                                              2009   1.066       1.434     1,403,577

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.046       1.132             --
                                                                          2012   1.013       1.046      1,510,570
                                                                          2011   1.090       1.013      1,694,566
                                                                          2010   0.905       1.090      1,901,482
                                                                          2009   0.675       0.905      1,947,311
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.778       1.514      1,551,785
                                                                          2017   1.326       1.778      1,674,245
                                                                          2016   1.349       1.326      2,122,718
                                                                          2015   1.323       1.349      2,495,145
                                                                          2014   1.321       1.323      2,947,170
                                                                          2013   1.060       1.321      4,292,402
                                                                          2012   0.892       1.060      5,226,407
                                                                          2011   0.993       0.892      5,952,665
                                                                          2010   0.873       0.993      6,394,906
                                                                          2009   0.637       0.873      6,714,614
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.420       1.363      1,415,788
                                                                          2017   1.395       1.420      1,709,837
                                                                          2016   1.352       1.395      1,746,765
                                                                          2015   1.420       1.352      1,915,069
                                                                          2014   1.403       1.420      2,482,014
                                                                          2013   1.572       1.403      3,054,276
                                                                          2012   1.467       1.572      4,793,206
                                                                          2011   1.341       1.467      4,782,360
                                                                          2010   1.266       1.341      4,798,257
                                                                          2009   1.091       1.266      4,310,783
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.533       1.500      2,867,497
                                                                          2017   1.496       1.533      3,192,394
                                                                          2016   1.486       1.496      3,697,500
                                                                          2015   1.516       1.486      4,559,927
                                                                          2014   1.483       1.516      5,625,263
                                                                          2013   1.542       1.483      7,745,514
                                                                          2012   1.439       1.542      9,914,970
                                                                          2011   1.422       1.439     11,964,581
                                                                          2010   1.341       1.422      9,282,171
                                                                          2009   1.206       1.341      8,663,471
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   2.037       2.047             --
                                                                          2015   2.076       2.037        103,383
                                                                          2014   1.904       2.076         83,176
                                                                          2013   1.459       1.904        125,173
                                                                          2012   1.345       1.459        169,036
                                                                          2011   1.437       1.345        181,465
                                                                          2010   1.261       1.437        187,047
                                                                          2009   1.038       1.261        211,738
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.659       1.699             --
                                                                          2015   1.714       1.659      1,066,763
                                                                          2014   1.671       1.714      1,442,882
                                                                          2013   1.678       1.671      2,104,580
                                                                          2012   1.533       1.678      2,529,968
                                                                          2011   1.509       1.533      2,628,159
                                                                          2010   1.371       1.509      2,816,857
                                                                          2009   1.051       1.371      2,476,661
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.833       1.913             --
                                                                          2012   1.667       1.833        409,444
                                                                          2011   2.067       1.667        364,164
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.787       1.592      1,805,865
                                                                          2017   1.558       1.787      2,052,806
                                                                          2016   1.370       1.558      2,440,164
                                                                          2015   1.449       1.370      2,791,780
                                                                          2014   1.304       1.449      3,447,291
                                                                          2013   0.994       1.304      5,036,160
                                                                          2012   0.859       0.994      6,185,928
                                                                          2011   0.913       0.859      6,692,749
                                                                          2010   0.795       0.913      7,589,083
                                                                          2009   0.685       0.795      8,557,665
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.674       2.385        284,188

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.329       2.674        341,183
                                                                           2016   2.046       2.329        397,974
                                                                           2015   2.162       2.046        446,811
                                                                           2014   1.986       2.162        521,291
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.533       1.351        875,866
                                                                           2017   1.428       1.533      1,076,909
                                                                           2016   1.261       1.428      1,283,629
                                                                           2015   1.412       1.261      1,460,634
                                                                           2014   1.313       1.412      1,889,917
                                                                           2013   1.028       1.313      2,585,961
                                                                           2012   0.914       1.028      3,302,839
                                                                           2011   0.968       0.914      3,861,919
                                                                           2010   0.786       0.968      4,328,558
                                                                           2009   0.633       0.786      4,594,889
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.355       1.324      1,022,053
                                                                           2017   1.327       1.355      1,371,782
                                                                           2016   1.312       1.327      1,055,598
                                                                           2015   1.330       1.312      1,203,027
                                                                           2014   1.266       1.330      1,519,129
                                                                           2013   1.301       1.266      1,763,890
                                                                           2012   1.234       1.301      2,572,351
                                                                           2011   1.181       1.234      2,600,735
                                                                           2010   1.111       1.181      2,862,290
                                                                           2009   1.035       1.111      3,142,016
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.266       2.276        609,883
                                                                           2017   1.726       2.266        641,534
                                                                           2016   1.758       1.726        728,313
                                                                           2015   1.687       1.758        810,726
                                                                           2014   1.579       1.687      1,059,229
                                                                           2013   1.200       1.579      1,560,530
                                                                           2012   1.070       1.200      1,758,336
                                                                           2011   1.198       1.070      1,932,327
                                                                           2010   1.020       1.198      1,994,565
                                                                           2009   0.811       1.020      2,239,166
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.903       0.902      3,360,216
                                                                           2017   0.913       0.903      3,068,697
                                                                           2016   0.928       0.913      4,434,629
                                                                           2015   0.946       0.928      4,522,833
                                                                           2014   0.964       0.946      5,646,164
                                                                           2013   0.983       0.964      8,587,314
                                                                           2012   1.003       0.983     10,420,766
                                                                           2011   1.023       1.003     11,956,896
                                                                           2010   1.043       1.023     13,426,853
                                                                           2009   1.059       1.043     14,243,930
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.373       1.311        492,468
                                                                           2017   1.309       1.373        524,245
                                                                           2016   1.277       1.309        745,124
                                                                           2015   1.310       1.277        929,499
                                                                           2014   1.279       1.310      1,149,649
                                                                           2013   1.250       1.279      2,596,175
                                                                           2012   1.168       1.250      3,528,893
                                                                           2011   1.153       1.168      3,117,558
                                                                           2010   1.069       1.153      2,746,854
                                                                           2009   0.904       1.069      2,206,200
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.457       1.366      1,854,193
                                                                           2017   1.343       1.457      1,892,015
                                                                           2016   1.291       1.343      2,374,621
                                                                           2015   1.331       1.291      2,398,164
                                                                           2014   1.293       1.331      4,085,244
                                                                           2013   1.189       1.293      2,247,151
                                                                           2012   1.088       1.189      1,917,682
                                                                           2011   1.097       1.088      1,929,294
                                                                           2010   1.003       1.097      1,408,260
                                                                           2009   0.827       1.003      1,291,130
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.520       1.399      2,030,550

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.351
                                                                                           2016   1.286
                                                                                           2015   1.328
                                                                                           2014   1.289
                                                                                           2013   1.114
                                                                                           2012   1.004
                                                                                           2011   1.038
                                                                                           2010   0.935
                                                                                           2009   0.753
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.565
                                                                                           2017   1.339
                                                                                           2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.270
                                                                                           2013   1.041
                                                                                           2012   0.920
                                                                                           2011   0.975
                                                                                           2010   0.867
                                                                                           2009   0.685
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.917
                                                                                           2017   1.698
                                                                                           2016   1.618
                                                                                           2015   1.608
                                                                                           2014   1.483
                                                                                           2013   1.254
                                                                                           2012   1.138
                                                                                           2011   1.118
                                                                                           2010   1.040
                                                                                           2009   0.898
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.255
                                                                                           2017   1.931
                                                                                           2016   1.834
                                                                                           2015   1.827
                                                                                           2014   1.684
                                                                                           2013   1.284
                                                                                           2012   1.160
                                                                                           2011   1.233
                                                                                           2010   1.122
                                                                                           2009   0.867
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.758
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.246
                                                                                           2012   1.098
                                                                                           2011   1.195
                                                                                           2010   1.064
                                                                                           2009   0.892
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.889
                                                                                           2017   2.354
                                                                                           2016   2.280
                                                                                           2015   2.262
                                                                                           2014   2.077
                                                                                           2013   1.597
                                                                                           2012   1.468
                                                                                           2011   1.546
                                                                                           2010   1.369
                                                                                           2009   0.935
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.915
                                                                                           2010   0.807
                                                                                           2009   0.626
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   2.070
                                                                                           2017   1.741
                                                                                           2016   1.594
                                                                                           2015   1.611
                                                                                           2014   1.452
                                                                                           2013   1.124
                                                                                           2012   0.993
                                                                                           2011   0.997
                                                                                           2010   0.888
                                                                                           2009   0.723



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.520      2,452,471
                                                                                           1.351      2,486,570
                                                                                           1.286      3,612,003
                                                                                           1.328      5,977,551
                                                                                           1.289      2,732,290
                                                                                           1.114      3,023,101
                                                                                           1.004      2,777,599
                                                                                           1.038      2,863,275
                                                                                           0.935      3,019,694
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.410        814,116
                                                                                           1.565      1,078,730
                                                                                           1.339      1,556,661
                                                                                           1.263      1,871,870
                                                                                           1.310      3,734,612
                                                                                           1.270      1,903,410
                                                                                           1.041      1,994,465
                                                                                           0.920      2,263,678
                                                                                           0.975      2,539,708
                                                                                           0.867      2,380,036
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.809        572,434
                                                                                           1.917        532,609
                                                                                           1.698        543,799
                                                                                           1.618        937,987
                                                                                           1.608        732,988
                                                                                           1.483        785,986
                                                                                           1.254        785,314
                                                                                           1.138        851,952
                                                                                           1.118        828,208
                                                                                           1.040      1,057,532
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.209        316,189
                                                                                           2.255        344,253
                                                                                           1.931        482,705
                                                                                           1.834        395,165
                                                                                           1.827        556,334
                                                                                           1.684        900,441
                                                                                           1.284        984,125
                                                                                           1.160        957,855
                                                                                           1.233      1,089,556
                                                                                           1.122        976,100
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.790             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.370             --
                                                                                           1.246      2,346,964
                                                                                           1.098      2,485,766
                                                                                           1.195      2,707,015
                                                                                           1.064      2,932,088
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.670        223,648
                                                                                           2.889        253,523
                                                                                           2.354        370,059
                                                                                           2.280        525,180
                                                                                           2.262        599,098
                                                                                           2.077        709,943
                                                                                           1.597        902,838
                                                                                           1.468      1,145,328
                                                                                           1.546      1,306,197
                                                                                           1.369      1,479,373
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.991             --
                                                                                           0.915        428,406
                                                                                           0.807        410,604
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.932      4,630,533
                                                                                           2.070      5,003,847
                                                                                           1.741      5,373,821
                                                                                           1.594      5,356,419
                                                                                           1.611      5,359,020
                                                                                           1.452      5,548,268
                                                                                           1.124      7,590,499
                                                                                           0.993      8,811,419
                                                                                           0.997     11,368,994
                                                                                           0.888     11,081,194

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    2.067
                                                                                           2017    1.878
                                                                                           2016    1.757
                                                                                           2015    1.798
                                                                                           2014    1.691
                                                                                           2013    1.452
                                                                                           2012    1.330
                                                                                           2011    1.327
                                                                                           2010    1.231
                                                                                           2009    1.061
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.591
                                                                                           2017    2.239
                                                                                           2016    1.996
                                                                                           2015    2.038
                                                                                           2014    1.876
                                                                                           2013    1.409
                                                                                           2012    1.232
                                                                                           2011    1.245
                                                                                           2010    1.140
                                                                                           2009    0.962
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.899
                                                                                           2017    2.554
                                                                                           2016    2.194
                                                                                           2015    2.224
                                                                                           2014    2.268
                                                                                           2013    1.820
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.795
                                                                                           2017    1.585
                                                                                           2016    1.365
                                                                                           2015    1.386
                                                                                           2014    1.418
                                                                                           2013    1.140
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.408
                                                                                           2017    1.840
                                                                                           2016    1.848
                                                                                           2015    1.705
                                                                                           2014    1.597
                                                                                           2013    1.174
                                                                                           2012    1.009
                                                                                           2011    1.042
                                                                                           2010    0.911
                                                                                           2009    0.649
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.110
                                                                                           2017    2.588
                                                                                           2016    2.367
                                                                                           2015    2.356
                                                                                           2014    2.253
                                                                                           2013    1.593
                                                                                           2012    1.402
                                                                                           2011    1.409
                                                                                           2010    1.067
                                                                                           2009    0.785
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   30.796
   .
                                                                                           2017   29.014
                                                                                           2016   28.048
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.156
                                                                                           2017    1.154
                                                                                           2016    1.160
                                                                                           2015    1.175
                                                                                           2014    1.163
                                                                                           2013    1.193
                                                                                           2012    1.175
                                                                                           2011    1.134
                                                                                           2010    1.091
                                                                                           2009    1.065
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.257



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.910     2,250,643
                                                                                            2.067     2,642,178
                                                                                            1.878     3,090,014
                                                                                            1.757     3,848,127
                                                                                            1.798     4,864,847
                                                                                            1.691     6,428,388
                                                                                            1.452     7,591,184
                                                                                            1.330     9,663,822
                                                                                            1.327    10,654,668
                                                                                            1.231    12,558,844
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.285       848,915
                                                                                            2.591     1,033,015
                                                                                            2.239     1,226,725
                                                                                            1.996     1,352,618
                                                                                            2.038     1,755,749
                                                                                            1.876     2,575,333
                                                                                            1.409     1,154,365
                                                                                            1.232     1,394,353
                                                                                            1.245     1,558,801
                                                                                            1.140     1,859,578
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  2.652       259,027
                                                                                            2.899       312,052
                                                                                            2.554       414,029
                                                                                            2.194       474,770
                                                                                            2.224       621,492
                                                                                            2.268       746,342
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.637       420,714
                                                                                            1.795       478,751
                                                                                            1.585       530,610
                                                                                            1.365       657,025
                                                                                            1.386       976,752
                                                                                            1.418     1,172,123
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.334       567,670
                                                                                            2.408       593,508
                                                                                            1.840       638,703
                                                                                            1.848       743,154
                                                                                            1.705       869,612
                                                                                            1.597     1,267,749
                                                                                            1.174     1,506,919
                                                                                            1.009     1,607,728
                                                                                            1.042     1,774,209
                                                                                            0.911     1,949,472
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.843       834,834
                                                                                            3.110       965,386
                                                                                            2.588     1,095,432
                                                                                            2.367     1,279,537
                                                                                            2.356     1,536,770
                                                                                            2.253     1,907,478
                                                                                            1.593     2,549,722
                                                                                            1.402     3,177,786
                                                                                            1.409     3,709,066
                                                                                            1.067     3,628,350
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 29.052        73,653
   .
                                                                                           30.796        93,375
                                                                                           29.014        95,746
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.146     1,788,739
                                                                                            1.156     2,132,786
                                                                                            1.154     3,014,856
                                                                                            1.160     2,507,326
                                                                                            1.175     2,902,104
                                                                                            1.163     3,227,288
                                                                                            1.193     4,046,871
                                                                                            1.175     2,028,562
                                                                                            1.134     2,059,467
                                                                                            1.091     1,941,627
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.982     1,517,059

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.731       3.257     1,690,908
                                                                                      2016   2.585       2.731     1,925,955
                                                                                      2015   2.625       2.585     2,304,192
                                                                                      2014   2.398       2.625     2,870,748
                                                                                      2013   1.867       2.398     3,619,817
                                                                                      2012   1.639       1.867     4,499,662
                                                                                      2011   1.719       1.639     4,989,150
                                                                                      2010   1.499       1.719     5,014,550
                                                                                      2009   1.129       1.499     5,523,778
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.924       2.719         8,591
                                                                                      2017   2.414       2.924        34,940
                                                                                      2016   2.398       2.414       103,960
                                                                                      2015   2.420       2.398       106,624
                                                                                      2014   2.230       2.420       124,480
                                                                                      2013   1.645       2.230       128,911
                                                                                      2012   1.372       1.645       145,068
                                                                                      2011   1.439       1.372       217,054
                                                                                      2010   1.243       1.439       226,393
                                                                                      2009   0.934       1.243       288,727
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   4.328       3.617     1,481,308
                                                                                      2017   3.661       4.328     1,630,995
                                                                                      2016   3.336       3.661     1,806,463
                                                                                      2015   3.458       3.336     1,956,774
                                                                                      2014   3.325       3.458     2,331,665
                                                                                      2013   2.495       3.325     3,068,510
                                                                                      2012   2.221       2.495     3,454,654
                                                                                      2011   2.541       2.221     3,847,556
                                                                                      2010   2.015       2.541     4,088,893
                                                                                      2009   1.470       2.015     4,232,935
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   2.224       1.844       449,256
                                                                                      2017   1.943       2.224       507,795
                                                                                      2016   1.849       1.943       589,479
                                                                                      2015   2.016       1.849       696,679
                                                                                      2014   2.314       2.016       902,360
                                                                                      2013   1.918       2.314     1,334,077
                                                                                      2012   1.655       1.918     1,686,139
                                                                                      2011   1.888       1.655     1,916,960
                                                                                      2010   1.776       1.888     2,137,164
                                                                                      2009   1.321       1.776     2,311,954
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.566       1.586            --
                                                                                      2009   1.271       1.566       169,163
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.941       2.076            --
                                                                                      2010   1.591       1.941       394,001
                                                                                      2009   1.034       1.591       433,865
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   3.247       2.918       259,274
                                                                                      2017   2.847       3.247       307,205
                                                                                      2016   2.868       2.847       376,683
                                                                                      2015   2.977       2.868       446,327
                                                                                      2014   2.521       2.977       713,224
                                                                                      2013   1.739       2.521     1,065,612
                                                                                      2012   1.494       1.739     1,300,527
                                                                                      2011   1.487       1.494     1,538,411
                                                                                      2010   1.213       1.487     1,640,305
                                                                                      2009   0.919       1.213     1,809,729
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.976       1.984            --
                                                                                      2013   1.524       1.976       673,522
                                                                                      2012   1.352       1.524       901,294
                                                                                      2011   1.470       1.352     1,190,370
                                                                                      2010   1.285       1.470     1,288,932
                                                                                      2009   1.013       1.285     1,386,700
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.859       2.755       157,527

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT      NUMBER OF
                                                                                           VALUE      VALUE       UNITS
                                                                                             AT        AT      OUTSTANDING
                                                                                         BEGINNING   END OF         AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR     END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ---------------
                                                                                 2017   2.439       2.859        217,484
                                                                                 2016   2.265       2.439        251,581
                                                                                 2015   2.274       2.265        283,872
                                                                                 2014   2.089       2.274        304,062
                                                                                 2013   1.638       2.089        340,267
                                                                                 2012   1.441       1.638        392,276
                                                                                 2011   1.432       1.441        444,641
                                                                                 2010   1.297       1.432        560,985
                                                                                 2009   1.083       1.297        590,811
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   3.147       3.087        312,387
                                                                                 2017   2.552       3.147        342,595
                                                                                 2016   2.423       2.552        425,922
                                                                                 2015   2.250       2.423        615,962
                                                                                 2014   2.013       2.250        680,079
                                                                                 2013   1.489       2.013        832,178
                                                                                 2012   1.262       1.489       1,059,401
                                                                                 2011   1.295       1.262        992,349
                                                                                 2010   1.202       1.295       1,017,034
                                                                                 2009   0.861       1.202       1,091,310
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.793       2.496        142,481
                                                                                 2017   2.480       2.793        176,126
                                                                                 2016   2.238       2.480        218,823
                                                                                 2015   2.349       2.238        290,963
                                                                                 2014   2.145       2.349        332,886
                                                                                 2013   1.652       2.145        424,617
                                                                                 2012   1.446       1.652        501,156
                                                                                 2011   1.405       1.446        600,032
                                                                                 2010   1.309       1.405        625,364
                                                                                 2009   1.072       1.309        973,978
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   4.014       4.071        204,318
                                                                                 2017   3.294       4.014        259,720
                                                                                 2016   3.174       3.294        371,540
                                                                                 2015   3.385       3.174        484,531
                                                                                 2014   3.316       3.385        613,051
                                                                                 2013   2.300       3.316        821,824
                                                                                 2012   1.964       2.300        917,913
                                                                                 2011   1.975       1.964       1,076,192
                                                                                 2010   1.609       1.975       1,226,161
                                                                                 2009   1.149       1.609       1,376,679
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.951       0.925             --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.961       0.949             --
                                                                                 2010   0.897       0.961        873,546
                                                                                 2009   0.779       0.897        919,204
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.165       1.203             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.478       1.584        251,640
                                                                                 2013   1.269       1.478        359,930
                                                                                 2012   1.169       1.269        365,795
                                                                                 2011   1.192       1.169        389,416
                                                                                 2010   1.084       1.192        405,661
                                                                                 2009   0.900       1.084        417,379
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.015       0.983               (4)
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.822       0.842             --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   3.342       2.979           --
                                                                                       2017   2.593       3.342           --
                                                                                       2016   2.629       2.593           --
                                                                                       2015   2.509       2.629           --
                                                                                       2014   2.501       2.509           --
                                                                                       2013   1.975       2.501           --
                                                                                       2012   1.645       1.975           --
                                                                                       2011   1.841       1.645           --
                                                                                       2010   1.681       1.841           --
                                                                                       2009   1.205       1.681           --
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.127       3.058           --
                                                                                       2017   2.487       3.127           --
                                                                                       2016   2.317       2.487           --
                                                                                       2015   2.212       2.317           --
                                                                                       2014   2.080       2.212           --
                                                                                       2013   1.631       2.080           --
                                                                                       2012   1.412       1.631           --
                                                                                       2011   1.504       1.412           --
                                                                                       2010   1.293       1.504           --
                                                                                       2009   0.946       1.293           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.635       2.537           --
                                                                                       2017   2.197       2.635           --
                                                                                       2016   2.010       2.197           --
                                                                                       2015   2.021       2.010           --
                                                                                       2014   1.863       2.021       99,739
                                                                                       2013   1.424       1.863       99,739
                                                                                       2012   1.237       1.424       99,739
                                                                                       2011   1.285       1.237       99,739
                                                                                       2010   1.177       1.285       99,739
                                                                                       2009   0.915       1.177       99,739
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.186       2.090           --
                                                                                       2017   2.062       2.186           --
                                                                                       2016   1.839       2.062           --
                                                                                       2015   1.947       1.839           --
                                                                                       2014   1.918       1.947           --
                                                                                       2013   1.781       1.918           --
                                                                                       2012   1.554       1.781           --
                                                                                       2011   1.545       1.554           --
                                                                                       2010   1.356       1.545           --
                                                                                       2009   0.939       1.356           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.555       1.370           --
                                                                                       2017   1.290       1.555           --
                                                                                       2016   1.208       1.290           --
                                                                                       2015   1.257       1.208           --
                                                                                       2014   1.221       1.257           --
                                                                                       2013   0.961       1.221           --
                                                                                       2012   0.840       0.961           --
                                                                                       2011   0.985       0.840           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.704       1.416           --
                                                                                       2017   1.557       1.704           --
                                                                                       2016   1.210       1.557           --
                                                                                       2015   1.305       1.210           --
                                                                                       2014   1.309       1.305           --
                                                                                       2013   1.008       1.309           --
                                                                                       2012   0.872       1.008           --
                                                                                       2011   0.977       0.872           --
                                                                                       2010   0.831       0.977           --
                                                                                       2009   0.671       0.831           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.470       2.077           --
                                                                                       2017   1.963       2.470           --
                                                                                       2016   1.796       1.963           --
                                                                                       2015   2.127       1.796           --
                                                                                       2014   2.321       2.127           --
                                                                                       2013   2.492       2.321           --
                                                                                       2012   2.138       2.492           --
                                                                                       2011   2.683       2.138           --
                                                                                       2010   2.214       2.683           --
                                                                                       2009   1.337       2.214           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.829       0.787           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.608       2.395           --
                                                                                    2017   2.182       2.608           --
                                                                                    2016   2.055       2.182           --
                                                                                    2015   2.008       2.055           --
                                                                                    2014   1.803       2.008           --
                                                                                    2013   1.371       1.803           --
                                                                                    2012   1.232       1.371           --
                                                                                    2011   1.254       1.232           --
                                                                                    2010   1.137       1.254           --
                                                                                    2009   0.973       1.137           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.195       1.074           --
                                                                                    2017   1.099       1.195           --
                                                                                    2016   1.108       1.099           --
                                                                                    2015   1.145       1.108           --
                                                                                    2014   1.027       1.145           --
                                                                                    2013   1.010       1.027           --
                                                                                    2012   0.816       1.010           --
                                                                                    2011   0.879       0.816           --
                                                                                    2010   0.771       0.879           --
                                                                                    2009   0.582       0.771           --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.371       2.466           --
                                                                                    2013   1.873       2.371           --
                                                                                    2012   1.556       1.873           --
                                                                                    2011   1.713       1.556           --
                                                                                    2010   1.593       1.713           --
                                                                                    2009   1.135       1.593           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   3.055       2.790           --
                                                                                    2017   2.625       3.055           --
                                                                                    2016   2.601       2.625           --
                                                                                    2015   2.759       2.601           --
                                                                                    2014   2.458       2.759           --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.865       2.141           --
                                                                                    2017   2.235       2.865           --
                                                                                    2016   2.103       2.235           --
                                                                                    2015   2.242       2.103           --
                                                                                    2014   2.421       2.242           --
                                                                                    2013   1.888       2.421           --
                                                                                    2012   1.488       1.888           --
                                                                                    2011   1.765       1.488           --
                                                                                    2010   1.543       1.765           --
                                                                                    2009   1.013       1.543           --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.514       2.164           --
                                                                                    2017   2.173       2.514           --
                                                                                    2016   1.890       2.173           --
                                                                                    2015   2.051       1.890           --
                                                                                    2014   1.914       2.051       96,889
                                                                                    2013   1.442       1.914       96,889
                                                                                    2012   1.241       1.442       96,889
                                                                                    2011   1.285       1.241       96,889
                                                                                    2010   1.141       1.285       96,889
                                                                                    2009   0.917       1.141       96,889
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.892       2.586           --
                                                                                    2017   2.349       2.892           --
                                                                                    2016   2.145       2.349           --
                                                                                    2015   2.220       2.145           --
                                                                                    2014   2.094       2.220           --
                                                                                    2013   1.520       2.094           --
                                                                                    2012   1.308       1.520           --
                                                                                    2011   1.346       1.308           --
                                                                                    2010   1.086       1.346           --
                                                                                    2009   0.825       1.086           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.250       1.902           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.215       2.250    --
                                                                              2016   1.727       2.215    --
                                                                              2015   1.900       1.727    --
                                                                              2014   1.852       1.900    --
                                                                              2013   1.418       1.852    --
                                                                              2012   1.251       1.418    --
                                                                              2011   1.420       1.251    --
                                                                              2010   1.212       1.420    --
                                                                              2009   0.958       1.212    --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.894       0.883    --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.847       1.900    --
                                                                              2015   1.920       1.847    --
                                                                              2014   1.864       1.920    --
                                                                              2013   1.758       1.864    --
                                                                              2012   1.584       1.758    --
                                                                              2011   1.542       1.584    --
                                                                              2010   1.390       1.542    --
                                                                              2009   1.034       1.390    --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.083       1.756    --
                                                                              2017   1.658       2.083    --
                                                                              2016   1.707       1.658    --
                                                                              2015   1.773       1.707    --
                                                                              2014   1.944       1.773    --
                                                                              2013   1.663       1.944    --
                                                                              2012   1.454       1.663    --
                                                                              2011   1.661       1.454    --
                                                                              2010   1.521       1.661    --
                                                                              2009   1.179       1.521    --
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.528       1.654    --
                                                                              2012   1.476       1.528    --
                                                                              2011   1.587       1.476    --
                                                                              2010   1.314       1.587    --
                                                                              2009   0.977       1.314    --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.042       1.127    --
                                                                              2012   1.010       1.042    --
                                                                              2011   1.087       1.010    --
                                                                              2010   0.903       1.087    --
                                                                              2009   0.674       0.903    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.768       1.505    --
                                                                              2017   1.319       1.768    --
                                                                              2016   1.342       1.319    --
                                                                              2015   1.318       1.342    --
                                                                              2014   1.316       1.318    --
                                                                              2013   1.056       1.316    --
                                                                              2012   0.889       1.056    --
                                                                              2011   0.991       0.889    --
                                                                              2010   0.872       0.991    --
                                                                              2009   0.636       0.872    --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.342       1.287    --
                                                                              2017   1.318       1.342    --
                                                                              2016   1.279       1.318    --
                                                                              2015   1.344       1.279    --
                                                                              2014   1.329       1.344    --
                                                                              2013   1.489       1.329    --
                                                                              2012   1.390       1.489    --
                                                                              2011   1.272       1.390    --
                                                                              2010   1.202       1.272    --
                                                                              2009   1.036       1.202    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.487       1.454    --
                                                                              2017   1.451       1.487    --
                                                                              2016   1.443       1.451    --
                                                                              2015   1.472       1.443    --
                                                                              2014   1.441       1.472    --
                                                                              2013   1.499       1.441    --
                                                                              2012   1.400       1.499    --
                                                                              2011   1.384       1.400    --
                                                                              2010   1.306       1.384    --
                                                                              2009   1.175       1.306    --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.920       1.929            --
                                                                           2015   1.957       1.920            --
                                                                           2014   1.797       1.957            --
                                                                           2013   1.377       1.797            --
                                                                           2012   1.271       1.377            --
                                                                           2011   1.358       1.271            --
                                                                           2010   1.192       1.358            --
                                                                           2009   0.982       1.192            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.649       1.689            --
                                                                           2015   1.705       1.649            --
                                                                           2014   1.663       1.705            --
                                                                           2013   1.671       1.663            --
                                                                           2012   1.527       1.671            --
                                                                           2011   1.504       1.527            --
                                                                           2010   1.367       1.504            --
                                                                           2009   1.048       1.367            --
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.635       1.706            --
                                                                           2012   1.488       1.635            --
                                                                           2011   1.846       1.488            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.776       1.582            --
                                                                           2017   1.550       1.776            --
                                                                           2016   1.363       1.550            --
                                                                           2015   1.443       1.363            --
                                                                           2014   1.299       1.443            --
                                                                           2013   0.991       1.299            --
                                                                           2012   0.857       0.991            --
                                                                           2011   0.911       0.857            --
                                                                           2010   0.794       0.911            --
                                                                           2009   0.684       0.794            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.405       2.143            --
                                                                           2017   2.096       2.405            --
                                                                           2016   1.842       2.096            --
                                                                           2015   1.947       1.842            --
                                                                           2014   1.790       1.947            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.524       1.342            --
                                                                           2017   1.420       1.524            --
                                                                           2016   1.255       1.420            --
                                                                           2015   1.406       1.255            --
                                                                           2014   1.308       1.406       133,902
                                                                           2013   1.024       1.308       133,902
                                                                           2012   0.911       1.024       133,902
                                                                           2011   0.965       0.911       133,902
                                                                           2010   0.785       0.965       133,902
                                                                           2009   0.633       0.785       133,902
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.316       1.285            --
                                                                           2017   1.289       1.316            --
                                                                           2016   1.276       1.289            --
                                                                           2015   1.294       1.276            --
                                                                           2014   1.233       1.294            --
                                                                           2013   1.267       1.233            --
                                                                           2012   1.202       1.267            --
                                                                           2011   1.151       1.202            --
                                                                           2010   1.084       1.151            --
                                                                           2009   1.010       1.084            --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.140       2.149            --
                                                                           2017   1.630       2.140            --
                                                                           2016   1.662       1.630            --
                                                                           2015   1.595       1.662            --
                                                                           2014   1.495       1.595            --
                                                                           2013   1.136       1.495            --
                                                                           2012   1.013       1.136            --
                                                                           2011   1.135       1.013            --
                                                                           2010   0.967       1.135            --
                                                                           2009   0.770       0.967            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.898       0.896            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.908
                                                                                           2016   0.924
                                                                                           2015   0.942
                                                                                           2014   0.961
                                                                                           2013   0.981
                                                                                           2012   1.000
                                                                                           2011   1.021
                                                                                           2010   1.041
                                                                                           2009   1.058
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.365
                                                                                           2017   1.302
                                                                                           2016   1.271
                                                                                           2015   1.305
                                                                                           2014   1.274
                                                                                           2013   1.246
                                                                                           2012   1.165
                                                                                           2011   1.151
                                                                                           2010   1.067
                                                                                           2009   0.903
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.449
                                                                                           2017   1.336
                                                                                           2016   1.285
                                                                                           2015   1.325
                                                                                           2014   1.288
                                                                                           2013   1.185
                                                                                           2012   1.084
                                                                                           2011   1.095
                                                                                           2010   1.001
                                                                                           2009   0.826
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.511
                                                                                           2017   1.344
                                                                                           2016   1.280
                                                                                           2015   1.323
                                                                                           2014   1.285
                                                                                           2013   1.111
                                                                                           2012   1.001
                                                                                           2011   1.035
                                                                                           2010   0.933
                                                                                           2009   0.752
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.556
                                                                                           2017   1.332
                                                                                           2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.265
                                                                                           2013   1.038
                                                                                           2012   0.918
                                                                                           2011   0.973
                                                                                           2010   0.865
                                                                                           2009   0.684
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.904
                                                                                           2017   1.687
                                                                                           2016   1.609
                                                                                           2015   1.600
                                                                                           2014   1.476
                                                                                           2013   1.249
                                                                                           2012   1.134
                                                                                           2011   1.114
                                                                                           2010   1.037
                                                                                           2009   0.896
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.089
                                                                                           2017   1.790
                                                                                           2016   1.701
                                                                                           2015   1.695
                                                                                           2014   1.563
                                                                                           2013   1.192
                                                                                           2012   1.078
                                                                                           2011   1.146
                                                                                           2010   1.044
                                                                                           2009   0.807



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.898           --
                                                                                           0.908           --
                                                                                           0.924           --
                                                                                           0.942           --
                                                                                           0.961           --
                                                                                           0.981           --
                                                                                           1.000           --
                                                                                           1.021       13,623
                                                                                           1.041       13,630
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.303           --
                                                                                           1.365           --
                                                                                           1.302           --
                                                                                           1.271           --
                                                                                           1.305           --
                                                                                           1.274           --
                                                                                           1.246           --
                                                                                           1.165           --
                                                                                           1.151           --
                                                                                           1.067           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.357           --
                                                                                           1.449           --
                                                                                           1.336           --
                                                                                           1.285           --
                                                                                           1.325           --
                                                                                           1.288           --
                                                                                           1.185           --
                                                                                           1.084           --
                                                                                           1.095           --
                                                                                           1.001           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.391           --
                                                                                           1.511           --
                                                                                           1.344           --
                                                                                           1.280           --
                                                                                           1.323           --
                                                                                           1.285           --
                                                                                           1.111           --
                                                                                           1.001           --
                                                                                           1.035           --
                                                                                           0.933           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.402           --
                                                                                           1.556           --
                                                                                           1.332           --
                                                                                           1.257           --
                                                                                           1.304           --
                                                                                           1.265           --
                                                                                           1.038           --
                                                                                           0.918           --
                                                                                           0.973           --
                                                                                           0.865           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.796           --
                                                                                           1.904           --
                                                                                           1.687           --
                                                                                           1.609           --
                                                                                           1.600           --
                                                                                           1.476           --
                                                                                           1.249           --
                                                                                           1.134           --
                                                                                           1.114           --
                                                                                           1.037           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.045           --
                                                                                           2.089           --
                                                                                           1.790           --
                                                                                           1.701           --
                                                                                           1.695           --
                                                                                           1.563           --
                                                                                           1.192           --
                                                                                           1.078           --
                                                                                           1.146           --
                                                                                           1.044           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.719       0.749    --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.152       1.266    --
                                                                          2012   1.016       1.152    --
                                                                          2011   1.106       1.016    --
                                                                          2010   0.986       1.106    --
                                                                          2009   0.826       0.986    --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.607       2.408    --
                                                                          2017   2.125       2.607    --
                                                                          2016   2.059       2.125    --
                                                                          2015   2.044       2.059    --
                                                                          2014   1.878       2.044    --
                                                                          2013   1.444       1.878    --
                                                                          2012   1.329       1.444    --
                                                                          2011   1.400       1.329    --
                                                                          2010   1.240       1.400    --
                                                                          2009   0.848       1.240    --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.913       0.988    --
                                                                          2010   0.805       0.913    --
                                                                          2009   0.625       0.805    --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   2.058       1.919    --
                                                                          2017   1.731       2.058    --
                                                                          2016   1.586       1.731    --
                                                                          2015   1.603       1.586    --
                                                                          2014   1.446       1.603    --
                                                                          2013   1.120       1.446    --
                                                                          2012   0.990       1.120    --
                                                                          2011   0.994       0.990    --
                                                                          2010   0.886       0.994    --
                                                                          2009   0.722       0.886    --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   1.939       1.791    --
                                                                          2017   1.762       1.939    --
                                                                          2016   1.650       1.762    --
                                                                          2015   1.689       1.650    --
                                                                          2014   1.589       1.689    --
                                                                          2013   1.365       1.589    --
                                                                          2012   1.251       1.365    --
                                                                          2011   1.249       1.251    --
                                                                          2010   1.160       1.249    --
                                                                          2009   0.999       1.160    --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.573       2.269    --
                                                                          2017   2.225       2.573    --
                                                                          2016   1.984       2.225    --
                                                                          2015   2.027       1.984    --
                                                                          2014   1.867       2.027    --
                                                                          2013   1.403       1.867    --
                                                                          2012   1.227       1.403    --
                                                                          2011   1.241       1.227    --
                                                                          2010   1.137       1.241    --
                                                                          2009   0.960       1.137    --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.646       2.419    --
                                                                          2017   2.332       2.646    --
                                                                          2016   2.004       2.332    --
                                                                          2015   2.033       2.004    --
                                                                          2014   2.074       2.033    --
                                                                          2013   1.665       2.074    --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.784       1.626    --
                                                                          2017   1.576       1.784    --
                                                                          2016   1.358       1.576    --
                                                                          2015   1.380       1.358    --
                                                                          2014   1.412       1.380    --
                                                                          2013   1.135       1.412    --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.394       2.320    --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.830
                                                                                           2016    1.839
                                                                                           2015    1.698
                                                                                           2014    1.591
                                                                                           2013    1.170
                                                                                           2012    1.006
                                                                                           2011    1.040
                                                                                           2010    0.909
                                                                                           2009    0.648
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.088
                                                                                           2017    2.571
                                                                                           2016    2.352
                                                                                           2015    2.342
                                                                                           2014    2.241
                                                                                           2013    1.586
                                                                                           2012    1.396
                                                                                           2011    1.404
                                                                                           2010    1.063
                                                                                           2009    0.783
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   30.441
   .
                                                                                           2017   28.694
                                                                                           2016   27.747
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.148
                                                                                           2017    1.147
                                                                                           2016    1.154
                                                                                           2015    1.168
                                                                                           2014    1.158
                                                                                           2013    1.188
                                                                                           2012    1.171
                                                                                           2011    1.130
                                                                                           2010    1.088
                                                                                           2009    1.063
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.041
                                                                                           2017    2.551
                                                                                           2016    2.416
                                                                                           2015    2.455
                                                                                           2014    2.243
                                                                                           2013    1.747
                                                                                           2012    1.535
                                                                                           2011    1.611
                                                                                           2010    1.405
                                                                                           2009    1.058
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.691
                                                                                           2017    2.223
                                                                                           2016    2.209
                                                                                           2015    2.231
                                                                                           2014    2.057
                                                                                           2013    1.518
                                                                                           2012    1.267
                                                                                           2011    1.329
                                                                                           2010    1.149
                                                                                           2009    0.863
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    3.874
                                                                                           2017    3.279
                                                                                           2016    2.989
                                                                                           2015    3.100
                                                                                           2014    2.983
                                                                                           2013    2.239
                                                                                           2012    1.995
                                                                                           2011    2.282
                                                                                           2010    1.811
                                                                                           2009    1.322
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.013



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.394          --
                                                                                            1.830          --
                                                                                            1.839          --
                                                                                            1.698          --
                                                                                            1.591          --
                                                                                            1.170          --
                                                                                            1.006          --
                                                                                            1.040          --
                                                                                            0.909          --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.821          --
                                                                                            3.088          --
                                                                                            2.571          --
                                                                                            2.352          --
                                                                                            2.342          --
                                                                                            2.241          --
                                                                                            1.586          --
                                                                                            1.396          --
                                                                                            1.404          --
                                                                                            1.063          --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 28.702          --
   .
                                                                                           30.441          --
                                                                                           28.694          --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.138          --
                                                                                            1.148          --
                                                                                            1.147          --
                                                                                            1.154          --
                                                                                            1.168          --
                                                                                            1.158          --
                                                                                            1.188          --
                                                                                            1.171          --
                                                                                            1.130          --
                                                                                            1.088          --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.782          --
                                                                                            3.041          --
                                                                                            2.551          --
                                                                                            2.416          --
                                                                                            2.455      87,394
                                                                                            2.243      87,394
                                                                                            1.747      87,394
                                                                                            1.535      87,394
                                                                                            1.611      87,394
                                                                                            1.405      87,394
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.501          --
                                                                                            2.691          --
                                                                                            2.223          --
                                                                                            2.209          --
                                                                                            2.231          --
                                                                                            2.057          --
                                                                                            1.518          --
                                                                                            1.267          --
                                                                                            1.329          --
                                                                                            1.149          --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.236          --
                                                                                            3.874          --
                                                                                            3.279          --
                                                                                            2.989          --
                                                                                            3.100      73,455
                                                                                            2.983      73,455
                                                                                            2.239      73,455
                                                                                            1.995      73,455
                                                                                            2.282      73,455
                                                                                            1.811      73,455
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.668          --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.760       2.013           --
                                                                                  2016   1.675       1.760           --
                                                                                  2015   1.828       1.675           --
                                                                                  2014   2.098       1.828           --
                                                                                  2013   1.741       2.098           --
                                                                                  2012   1.502       1.741           --
                                                                                  2011   1.715       1.502           --
                                                                                  2010   1.614       1.715           --
                                                                                  2009   1.201       1.614        8,040
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.461       1.479           --
                                                                                  2009   1.186       1.461           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.734       1.853           --
                                                                                  2010   1.422       1.734           --
                                                                                  2009   0.925       1.422           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   2.933       2.635           --
                                                                                  2017   2.573       2.933           --
                                                                                  2016   2.594       2.573           --
                                                                                  2015   2.693       2.594           --
                                                                                  2014   2.282       2.693           --
                                                                                  2013   1.575       2.282           --
                                                                                  2012   1.354       1.575           --
                                                                                  2011   1.348       1.354           --
                                                                                  2010   1.100       1.348           --
                                                                                  2009   0.834       1.100           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.780       1.787           --
                                                                                  2013   1.374       1.780           --
                                                                                  2012   1.219       1.374           --
                                                                                  2011   1.326       1.219           --
                                                                                  2010   1.160       1.326           --
                                                                                  2009   0.915       1.160           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.614       2.517           --
                                                                                  2017   2.230       2.614           --
                                                                                  2016   2.073       2.230           --
                                                                                  2015   2.082       2.073           --
                                                                                  2014   1.913       2.082           --
                                                                                  2013   1.501       1.913           --
                                                                                  2012   1.321       1.501           --
                                                                                  2011   1.314       1.321           --
                                                                                  2010   1.190       1.314           --
                                                                                  2009   0.994       1.190           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   2.833       2.777           --
                                                                                  2017   2.298       2.833           --
                                                                                  2016   2.183       2.298           --
                                                                                  2015   2.028       2.183           --
                                                                                  2014   1.815       2.028           --
                                                                                  2013   1.343       1.815           --
                                                                                  2012   1.139       1.343           --
                                                                                  2011   1.169       1.139           --
                                                                                  2010   1.086       1.169           --
                                                                                  2009   0.778       1.086           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.485       2.220           --
                                                                                  2017   2.208       2.485           --
                                                                                  2016   1.993       2.208           --
                                                                                  2015   2.094       1.993           --
                                                                                  2014   1.912       2.094           --
                                                                                  2013   1.474       1.912           --
                                                                                  2012   1.291       1.474           --
                                                                                  2011   1.255       1.291           --
                                                                                  2010   1.169       1.255           --
                                                                                  2009   0.958       1.169           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   3.568       3.617           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   2.929       3.568    --
                                                                                2016   2.824       2.929    --
                                                                                2015   3.013       2.824    --
                                                                                2014   2.953       3.013    --
                                                                                2013   2.049       2.953    --
                                                                                2012   1.751       2.049    --
                                                                                2011   1.761       1.751    --
                                                                                2010   1.435       1.761    --
                                                                                2009   1.026       1.435    --
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.884       0.859    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.958       0.945    --
                                                                                2010   0.895       0.958    --
                                                                                2009   0.777       0.895    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.135       1.172    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.471       1.576    --
                                                                                2013   1.264       1.471    --
                                                                                2012   1.165       1.264    --
                                                                                2011   1.188       1.165    --
                                                                                2010   1.081       1.188    --
                                                                                2009   0.898       1.081    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   0.916       0.887    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.779       0.797    --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   2.756       2.456       562,702
                                                                  2017   2.140       2.756       621,372
                                                                  2016   2.171       2.140       790,838
                                                                  2015   2.072       2.171     1,044,025
                                                                  2014   2.067       2.072     1,480,403
                                                                  2013   1.633       2.067     1,939,305
                                                                  2012   1.360       1.633     2,232,386
                                                                  2011   1.524       1.360     2,612,049
                                                                  2010   1.392       1.524     2,872,485
                                                                  2009   0.998       1.392     3,406,844
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   2.657       2.596     1,368,151
                                                                  2017   2.114       2.657     1,576,415
                                                                  2016   1.971       2.114     1,854,774
                                                                  2015   1.882       1.971     2,269,259
                                                                  2014   1.771       1.882     3,669,986
                                                                  2013   1.389       1.771     4,800,377
                                                                  2012   1.203       1.389     5,358,140
                                                                  2011   1.283       1.203     6,046,677
                                                                  2010   1.103       1.283     6,769,675
                                                                  2009   0.808       1.103     7,352,364
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.243       2.158       949,999
                                                                  2017   1.871       2.243     1,124,790
                                                                  2016   1.712       1.871     1,382,054
                                                                  2015   1.723       1.712     1,975,224
                                                                  2014   1.589       1.723     3,314,436
                                                                  2013   1.215       1.589     4,616,414
                                                                  2012   1.056       1.215     4,986,867
                                                                  2011   1.098       1.056     5,628,934
                                                                  2010   1.006       1.098     6,023,164
                                                                  2009   0.782       1.006     6,546,820

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.026       1.935       330,071
                                                                                       2017   1.911       2.026       355,415
                                                                                       2016   1.705       1.911       422,320
                                                                                       2015   1.806       1.705       476,110
                                                                                       2014   1.781       1.806     1,026,188
                                                                                       2013   1.654       1.781     1,234,209
                                                                                       2012   1.444       1.654     1,333,687
                                                                                       2011   1.437       1.444     1,480,432
                                                                                       2010   1.262       1.437     1,566,878
                                                                                       2009   0.874       1.262     1,794,506
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.545       1.362       119,737
                                                                                       2017   1.283       1.545       120,702
                                                                                       2016   1.202       1.283       128,737
                                                                                       2015   1.252       1.202       144,519
                                                                                       2014   1.216       1.252       148,243
                                                                                       2013   0.958       1.216       236,863
                                                                                       2012   0.838       0.958       313,512
                                                                                       2011   0.983       0.838       326,120
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.694       1.407       688,175
                                                                                       2017   1.548       1.694       746,083
                                                                                       2016   1.204       1.548       890,545
                                                                                       2015   1.299       1.204     1,102,059
                                                                                       2014   1.304       1.299     1,716,036
                                                                                       2013   1.005       1.304     2,258,127
                                                                                       2012   0.869       1.005     2,673,185
                                                                                       2011   0.975       0.869     3,033,054
                                                                                       2010   0.830       0.975     3,383,972
                                                                                       2009   0.670       0.830     3,792,988
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   1.909       1.605       714,028
                                                                                       2017   1.518       1.909       731,938
                                                                                       2016   1.390       1.518       871,677
                                                                                       2015   1.646       1.390     1,026,719
                                                                                       2014   1.797       1.646     1,372,884
                                                                                       2013   1.930       1.797       943,543
                                                                                       2012   1.657       1.930       904,204
                                                                                       2011   2.081       1.657       962,996
                                                                                       2010   1.718       2.081       989,469
                                                                                       2009   1.038       1.718     1,094,839
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.726       0.689            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.365       2.171       196,478
                                                                                       2017   1.980       2.365       200,622
                                                                                       2016   1.866       1.980       221,184
                                                                                       2015   1.823       1.866       376,678
                                                                                       2014   1.638       1.823       414,433
                                                                                       2013   1.246       1.638       599,534
                                                                                       2012   1.121       1.246       662,464
                                                                                       2011   1.142       1.121       717,999
                                                                                       2010   1.035       1.142       850,588
                                                                                       2009   0.886       1.035       797,284
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.188       1.067       369,269
                                                                                       2017   1.093       1.188       390,383
                                                                                       2016   1.103       1.093       427,722
                                                                                       2015   1.140       1.103       490,033
                                                                                       2014   1.023       1.140       886,293
                                                                                       2013   1.007       1.023     1,215,972
                                                                                       2012   0.814       1.007     1,236,261
                                                                                       2011   0.877       0.814     1,429,434
                                                                                       2010   0.770       0.877     1,798,332
                                                                                       2009   0.581       0.770     2,034,861
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.078       2.161            --
                                                                                       2013   1.643       2.078       619,444
                                                                                       2012   1.365       1.643       692,048
                                                                                       2011   1.503       1.365       820,932
                                                                                       2010   1.399       1.503       980,337
                                                                                       2009   0.997       1.399     1,028,462
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   2.672       2.439       204,928

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.298       2.672       217,848
                                                                              2016   2.277       2.298       248,799
                                                                              2015   2.417       2.277       286,389
                                                                              2014   2.154       2.417       475,381
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   2.464       1.841       195,151
                                                                              2017   1.923       2.464       187,809
                                                                              2016   1.810       1.923       231,710
                                                                              2015   1.931       1.810       259,150
                                                                              2014   2.086       1.931       343,747
                                                                              2013   1.628       2.086       471,457
                                                                              2012   1.283       1.628       488,323
                                                                              2011   1.523       1.283       521,034
                                                                              2010   1.332       1.523       556,598
                                                                              2009   0.875       1.332       513,486
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.160       1.859       513,520
                                                                              2017   1.868       2.160       610,269
                                                                              2016   1.626       1.868       742,846
                                                                              2015   1.765       1.626       908,330
                                                                              2014   1.648       1.765     1,279,045
                                                                              2013   1.242       1.648     1,001,777
                                                                              2012   1.070       1.242     1,184,081
                                                                              2011   1.108       1.070     1,503,272
                                                                              2010   0.985       1.108     1,625,658
                                                                              2009   0.792       0.985     1,826,382
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.874       2.569        19,797
                                                                              2017   2.335       2.874        15,348
                                                                              2016   2.134       2.335        15,955
                                                                              2015   2.209       2.134        21,242
                                                                              2014   2.085       2.209        36,358
                                                                              2013   1.514       2.085        60,580
                                                                              2012   1.304       1.514        56,276
                                                                              2011   1.342       1.304        55,365
                                                                              2010   1.083       1.342        58,071
                                                                              2009   0.824       1.083        71,097
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.236       1.889        18,696
                                                                              2017   2.202       2.236        10,911
                                                                              2016   1.718       2.202        13,001
                                                                              2015   1.891       1.718        13,308
                                                                              2014   1.844       1.891        34,984
                                                                              2013   1.412       1.844        34,484
                                                                              2012   1.247       1.412        33,707
                                                                              2011   1.416       1.247        40,574
                                                                              2010   1.209       1.416        32,072
                                                                              2009   0.956       1.209        28,271
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.905       0.893            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.700       1.749            --
                                                                              2015   1.768       1.700       255,892
                                                                              2014   1.717       1.768       349,060
                                                                              2013   1.620       1.717       385,543
                                                                              2012   1.461       1.620       422,819
                                                                              2011   1.423       1.461       460,150
                                                                              2010   1.283       1.423       696,118
                                                                              2009   0.955       1.283       374,879
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.785       1.504       241,401
                                                                              2017   1.422       1.785       238,918
                                                                              2016   1.464       1.422       294,151
                                                                              2015   1.521       1.464       523,138
                                                                              2014   1.669       1.521       564,463
                                                                              2013   1.428       1.669       577,341
                                                                              2012   1.249       1.428       644,823
                                                                              2011   1.428       1.249       742,717
                                                                              2010   1.308       1.428       806,057
                                                                              2009   1.015       1.308       899,599
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.254       1.358            --
                                                                              2012   1.213       1.254       254,001
                                                                              2011   1.305       1.213       290,789
                                                                              2010   1.080       1.305       298,228
                                                                              2009   0.804       1.080       316,927

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.038       1.123            --
                                                                          2012   1.006       1.038       305,079
                                                                          2011   1.084       1.006       411,374
                                                                          2010   0.901       1.084       344,056
                                                                          2009   0.672       0.901       471,353
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.757       1.495       569,124
                                                                          2017   1.312       1.757       608,994
                                                                          2016   1.336       1.312       742,595
                                                                          2015   1.312       1.336     1,003,493
                                                                          2014   1.311       1.312     1,529,321
                                                                          2013   1.053       1.311     2,018,366
                                                                          2012   0.887       1.053     2,125,285
                                                                          2011   0.988       0.887     2,402,003
                                                                          2010   0.870       0.988     2,643,380
                                                                          2009   0.635       0.870     2,880,492
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.344       1.289       513,260
                                                                          2017   1.321       1.344       544,189
                                                                          2016   1.283       1.321       598,143
                                                                          2015   1.348       1.283       633,803
                                                                          2014   1.334       1.348     1,205,084
                                                                          2013   1.496       1.334     1,743,998
                                                                          2012   1.397       1.496     1,792,682
                                                                          2011   1.279       1.397     1,758,700
                                                                          2010   1.209       1.279     1,877,063
                                                                          2009   1.042       1.209     1,605,253
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.523       1.489     1,815,024
                                                                          2017   1.488       1.523     1,884,790
                                                                          2016   1.480       1.488     2,020,824
                                                                          2015   1.510       1.480     2,499,795
                                                                          2014   1.480       1.510     3,622,587
                                                                          2013   1.540       1.480     4,949,917
                                                                          2012   1.438       1.540     5,458,014
                                                                          2011   1.423       1.438     5,532,907
                                                                          2010   1.343       1.423     4,464,553
                                                                          2009   1.209       1.343     4,804,848
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.703       1.711            --
                                                                          2015   1.738       1.703        95,524
                                                                          2014   1.595       1.738       146,451
                                                                          2013   1.224       1.595       154,512
                                                                          2012   1.130       1.224       161,255
                                                                          2011   1.208       1.130       169,526
                                                                          2010   1.061       1.208       170,942
                                                                          2009   0.874       1.061       161,052
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.676       1.715            --
                                                                          2015   1.733       1.676     1,173,200
                                                                          2014   1.691       1.733     1,623,206
                                                                          2013   1.700       1.691     1,995,330
                                                                          2012   1.555       1.700     2,029,783
                                                                          2011   1.531       1.555     2,129,139
                                                                          2010   1.393       1.531     2,196,655
                                                                          2009   1.068       1.393     2,292,609
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.406       1.467            --
                                                                          2012   1.280       1.406        95,700
                                                                          2011   1.588       1.280       142,220
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.766       1.572       893,817
                                                                          2017   1.541       1.766       933,933
                                                                          2016   1.357       1.541     1,109,977
                                                                          2015   1.436       1.357     1,370,807
                                                                          2014   1.294       1.436     2,002,123
                                                                          2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.013       1.793        52,433

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.755       2.013        55,611
                                                                           2016   1.544       1.755        41,448
                                                                           2015   1.633       1.544        55,085
                                                                           2014   1.501       1.633       136,583
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.515       1.334       204,755
                                                                           2017   1.413       1.515       221,222
                                                                           2016   1.248       1.413       324,458
                                                                           2015   1.400       1.248       461,693
                                                                           2014   1.303       1.400       656,447
                                                                           2013   1.021       1.303     1,047,871
                                                                           2012   0.909       1.021     1,203,832
                                                                           2011   0.963       0.909     1,327,691
                                                                           2010   0.783       0.963     1,550,510
                                                                           2009   0.632       0.783     1,846,360
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.347       1.315       304,861
                                                                           2017   1.321       1.347       350,150
                                                                           2016   1.307       1.321       323,471
                                                                           2015   1.327       1.307       549,608
                                                                           2014   1.264       1.327     1,076,600
                                                                           2013   1.301       1.264     1,148,214
                                                                           2012   1.234       1.301     1,146,666
                                                                           2011   1.182       1.234     1,061,286
                                                                           2010   1.114       1.182     1,527,419
                                                                           2009   1.039       1.114     1,270,284
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.897       1.903       117,875
                                                                           2017   1.446       1.897       136,713
                                                                           2016   1.474       1.446       284,050
                                                                           2015   1.416       1.474       395,543
                                                                           2014   1.327       1.416       523,869
                                                                           2013   1.009       1.327     1,128,945
                                                                           2012   0.901       1.009     1,266,767
                                                                           2011   1.010       0.901     1,420,527
                                                                           2010   0.860       1.010     1,576,099
                                                                           2009   0.685       0.860     1,835,589
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.904       0.901     2,345,048
                                                                           2017   0.914       0.904     2,001,111
                                                                           2016   0.930       0.914     3,053,455
                                                                           2015   0.949       0.930     3,406,240
                                                                           2014   0.969       0.949     4,193,264
                                                                           2013   0.989       0.969     4,648,465
                                                                           2012   1.010       0.989     4,464,575
                                                                           2011   1.031       1.010     4,936,230
                                                                           2010   1.052       1.031     4,377,837
                                                                           2009   1.069       1.052     6,208,533
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.357       1.295       453,260
                                                                           2017   1.296       1.357       584,605
                                                                           2016   1.265       1.296       757,721
                                                                           2015   1.299       1.265     1,024,037
                                                                           2014   1.269       1.299     1,128,769
                                                                           2013   1.242       1.269     1,432,318
                                                                           2012   1.161       1.242     2,163,806
                                                                           2011   1.148       1.161     1,982,968
                                                                           2010   1.065       1.148     1,996,981
                                                                           2009   0.902       1.065     2,031,931
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.440       1.349       901,179
                                                                           2017   1.329       1.440       918,682
                                                                           2016   1.278       1.329     1,023,306
                                                                           2015   1.319       1.278     1,087,847
                                                                           2014   1.283       1.319     1,989,660
                                                                           2013   1.181       1.283     1,912,429
                                                                           2012   1.081       1.181     1,483,922
                                                                           2011   1.092       1.081     1,195,959
                                                                           2010   1.000       1.092     1,142,078
                                                                           2009   0.825       1.000     1,151,609
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.503       1.382     3,592,787

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.337
                                                                                           2016   1.274
                                                                                           2015   1.317
                                                                                           2014   1.280
                                                                                           2013   1.107
                                                                                           2012   0.998
                                                                                           2011   1.033
                                                                                           2010   0.931
                                                                                           2009   0.751
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.547
                                                                                           2017   1.325
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.260
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.919
                                                                                           2017   1.701
                                                                                           2016   1.623
                                                                                           2015   1.615
                                                                                           2014   1.491
                                                                                           2013   1.262
                                                                                           2012   1.146
                                                                                           2011   1.127
                                                                                           2010   1.049
                                                                                           2009   0.907
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.894
                                                                                           2017   1.624
                                                                                           2016   1.544
                                                                                           2015   1.539
                                                                                           2014   1.420
                                                                                           2013   1.084
                                                                                           2012   0.980
                                                                                           2011   1.043
                                                                                           2010   0.950
                                                                                           2009   0.735
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.640
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.028
                                                                                           2012   0.907
                                                                                           2011   0.988
                                                                                           2010   0.881
                                                                                           2009   0.739
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.143
                                                                                           2017   1.748
                                                                                           2016   1.694
                                                                                           2015   1.683
                                                                                           2014   1.547
                                                                                           2013   1.190
                                                                                           2012   1.096
                                                                                           2011   1.155
                                                                                           2010   1.023
                                                                                           2009   0.700
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.911
                                                                                           2010   0.804
                                                                                           2009   0.624
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   2.045
                                                                                           2017   1.722
                                                                                           2016   1.578
                                                                                           2015   1.596
                                                                                           2014   1.440
                                                                                           2013   1.116
                                                                                           2012   0.987
                                                                                           2011   0.991
                                                                                           2010   0.884
                                                                                           2009   0.721



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.503      4,676,638
                                                                                           1.337      5,194,049
                                                                                           1.274      6,827,759
                                                                                           1.317     10,719,815
                                                                                           1.280      3,846,106
                                                                                           1.107      3,521,658
                                                                                           0.998      3,947,315
                                                                                           1.033      4,201,961
                                                                                           0.931      4,112,266
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.393      1,516,983
                                                                                           1.547      2,053,268
                                                                                           1.325      2,681,243
                                                                                           1.251      3,529,432
                                                                                           1.299      4,585,211
                                                                                           1.260      1,044,081
                                                                                           1.034      1,059,599
                                                                                           0.915      1,121,466
                                                                                           0.971      1,344,374
                                                                                           0.864      1,783,150
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.809        279,458
                                                                                           1.919        249,640
                                                                                           1.701        256,091
                                                                                           1.623        535,890
                                                                                           1.615        530,160
                                                                                           1.491        597,763
                                                                                           1.262        610,589
                                                                                           1.146        634,175
                                                                                           1.127        642,945
                                                                                           1.049        721,694
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.854        105,719
                                                                                           1.894        111,153
                                                                                           1.624        126,791
                                                                                           1.544         41,195
                                                                                           1.539         84,372
                                                                                           1.420        178,885
                                                                                           1.084        207,702
                                                                                           0.980        244,884
                                                                                           1.043        311,773
                                                                                           0.950        320,611
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.667             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.130             --
                                                                                           1.028        729,267
                                                                                           0.907        775,303
                                                                                           0.988        835,687
                                                                                           0.881      1,070,794
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.978         33,865
                                                                                           2.143         38,425
                                                                                           1.748         86,454
                                                                                           1.694         93,406
                                                                                           1.683        147,322
                                                                                           1.547        262,991
                                                                                           1.190        326,432
                                                                                           1.096        340,343
                                                                                           1.155        369,295
                                                                                           1.023        394,854
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.986             --
                                                                                           0.911        380,662
                                                                                           0.804        397,181
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.907        256,835
                                                                                           2.045        264,600
                                                                                           1.722        277,442
                                                                                           1.578        314,545
                                                                                           1.596        944,536
                                                                                           1.440      1,224,084
                                                                                           1.116      1,415,781
                                                                                           0.987      1,594,495
                                                                                           0.991      2,213,548
                                                                                           0.884      2,295,293

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    1.824
                                                                                           2017    1.659
                                                                                           2016    1.554
                                                                                           2015    1.592
                                                                                           2014    1.498
                                                                                           2013    1.288
                                                                                           2012    1.181
                                                                                           2011    1.179
                                                                                           2010    1.095
                                                                                           2009    0.945
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.603
                                                                                           2017    2.251
                                                                                           2016    2.009
                                                                                           2015    2.053
                                                                                           2014    1.891
                                                                                           2013    1.422
                                                                                           2012    1.245
                                                                                           2011    1.260
                                                                                           2010    1.154
                                                                                           2009    0.975
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.167
                                                                                           2017    1.911
                                                                                           2016    1.643
                                                                                           2015    1.667
                                                                                           2014    1.702
                                                                                           2013    1.367
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.772
                                                                                           2017    1.566
                                                                                           2016    1.350
                                                                                           2015    1.373
                                                                                           2014    1.406
                                                                                           2013    1.131
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.380
                                                                                           2017    1.820
                                                                                           2016    1.830
                                                                                           2015    1.690
                                                                                           2014    1.585
                                                                                           2013    1.166
                                                                                           2012    1.003
                                                                                           2011    1.038
                                                                                           2010    0.907
                                                                                           2009    0.647
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.702
                                                                                           2017    2.251
                                                                                           2016    2.061
                                                                                           2015    2.053
                                                                                           2014    1.965
                                                                                           2013    1.391
                                                                                           2012    1.225
                                                                                           2011    1.233
                                                                                           2010    0.934
                                                                                           2009    0.688
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   30.091
   .
                                                                                           2017   28.378
                                                                                           2016   27.450
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.174
                                                                                           2017    1.173
                                                                                           2016    1.181
                                                                                           2015    1.197
                                                                                           2014    1.186
                                                                                           2013    1.218
                                                                                           2012    1.201
                                                                                           2011    1.160
                                                                                           2010    1.117
                                                                                           2009    1.092
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    2.553



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.684    1,088,985
                                                                                            1.824    1,152,711
                                                                                            1.659    1,251,158
                                                                                            1.554    1,499,730
                                                                                            1.592    2,280,586
                                                                                            1.498    2,940,831
                                                                                            1.288    3,068,160
                                                                                            1.181    3,418,569
                                                                                            1.179    3,806,803
                                                                                            1.095    4,242,539
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.293      353,991
                                                                                            2.603      355,336
                                                                                            2.251      460,849
                                                                                            2.009      552,395
                                                                                            2.053      948,500
                                                                                            1.891    1,473,668
                                                                                            1.422    1,158,175
                                                                                            1.245    1,305,390
                                                                                            1.260    1,532,617
                                                                                            1.154    1,651,085
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  1.980       56,244
                                                                                            2.167       70,981
                                                                                            1.911       74,676
                                                                                            1.643      134,237
                                                                                            1.667      174,970
                                                                                            1.702      214,812
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.615      134,055
                                                                                            1.772      133,552
                                                                                            1.566      109,538
                                                                                            1.350      199,510
                                                                                            1.373      248,703
                                                                                            1.406      311,480
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.305       53,900
                                                                                            2.380       54,816
                                                                                            1.820       71,153
                                                                                            1.830       79,345
                                                                                            1.690       96,430
                                                                                            1.585      168,138
                                                                                            1.166       47,741
                                                                                            1.003       89,453
                                                                                            1.038       93,124
                                                                                            0.907      107,698
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.468      380,168
                                                                                            2.702      416,510
                                                                                            2.251      447,301
                                                                                            2.061      577,658
                                                                                            2.053      732,633
                                                                                            1.965      956,416
                                                                                            1.391    1,050,417
                                                                                            1.225    1,221,513
                                                                                            1.233    1,273,867
                                                                                            0.934    1,433,813
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 28.357       58,820
   .
                                                                                           30.091       78,596
                                                                                           28.378       83,243
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.163      213,017
                                                                                            1.174      247,943
                                                                                            1.173      250,868
                                                                                            1.181      267,262
                                                                                            1.197      685,175
                                                                                            1.186    1,035,324
                                                                                            1.218    1,125,259
                                                                                            1.201    1,201,902
                                                                                            1.160    1,236,617
                                                                                            1.117    1,329,086
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.335      723,594

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.143       2.553       755,525
                                                                                      2016   2.030       2.143       873,919
                                                                                      2015   2.064       2.030     1,027,963
                                                                                      2014   1.887       2.064     1,479,305
                                                                                      2013   1.470       1.887     1,951,659
                                                                                      2012   1.293       1.470     2,311,633
                                                                                      2011   1.357       1.293     2,680,741
                                                                                      2010   1.185       1.357     2,894,124
                                                                                      2009   0.893       1.185     3,195,329
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.560       2.378            --
                                                                                      2017   2.116       2.560            --
                                                                                      2016   2.104       2.116         2,951
                                                                                      2015   2.125       2.104         3,197
                                                                                      2014   1.960       2.125         3,467
                                                                                      2013   1.447       1.960         3,615
                                                                                      2012   1.209       1.447         3,899
                                                                                      2011   1.269       1.209         4,757
                                                                                      2010   1.098       1.269         4,944
                                                                                      2009   0.825       1.098         5,487
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   3.052       2.548       811,569
                                                                                      2017   2.585       3.052       840,783
                                                                                      2016   2.357       2.585       984,666
                                                                                      2015   2.446       2.357     1,109,153
                                                                                      2014   2.354       2.446     1,723,675
                                                                                      2013   1.769       2.354     2,290,804
                                                                                      2012   1.576       1.769     2,584,984
                                                                                      2011   1.804       1.576     2,825,541
                                                                                      2010   1.433       1.804     2,961,443
                                                                                      2009   1.046       1.433     3,394,164
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   1.639       1.357       397,419
                                                                                      2017   1.433       1.639       400,979
                                                                                      2016   1.365       1.433       520,282
                                                                                      2015   1.490       1.365       658,128
                                                                                      2014   1.712       1.490       909,563
                                                                                      2013   1.421       1.712     1,274,261
                                                                                      2012   1.227       1.421     1,521,960
                                                                                      2011   1.401       1.227     1,699,662
                                                                                      2010   1.319       1.401     1,961,001
                                                                                      2009   0.982       1.319     2,165,533
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.217       1.232            --
                                                                                      2009   0.989       1.217            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.492       1.595            --
                                                                                      2010   1.224       1.492       126,074
                                                                                      2009   0.797       1.224       133,304
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   2.491       2.236       131,457
                                                                                      2017   2.186       2.491       139,462
                                                                                      2016   2.205       2.186       165,345
                                                                                      2015   2.290       2.205       205,127
                                                                                      2014   1.942       2.290       406,953
                                                                                      2013   1.341       1.942       584,831
                                                                                      2012   1.153       1.341       653,001
                                                                                      2011   1.149       1.153       914,684
                                                                                      2010   0.938       1.149     1,080,768
                                                                                      2009   0.711       0.938     1,176,257
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.493       1.499            --
                                                                                      2013   1.153       1.493       179,409
                                                                                      2012   1.024       1.153       286,567
                                                                                      2011   1.114       1.024       337,799
                                                                                      2010   0.975       1.114       362,923
                                                                                      2009   0.769       0.975       382,158
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.312       2.226        19,878

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   1.974       2.312        20,832
                                                                                 2016   1.836       1.974        25,039
                                                                                 2015   1.844       1.836        25,160
                                                                                 2014   1.696       1.844        44,358
                                                                                 2013   1.332       1.696        84,076
                                                                                 2012   1.172       1.332        76,764
                                                                                 2011   1.166       1.172        79,489
                                                                                 2010   1.057       1.166        81,169
                                                                                 2009   0.884       1.057        80,730
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.397       2.348        40,777
                                                                                 2017   1.945       2.397        35,154
                                                                                 2016   1.849       1.945        62,394
                                                                                 2015   1.719       1.849        66,646
                                                                                 2014   1.539       1.719        80,869
                                                                                 2013   1.140       1.539       182,030
                                                                                 2012   0.967       1.140       219,339
                                                                                 2011   0.993       0.967       252,365
                                                                                 2010   0.923       0.993       264,814
                                                                                 2009   0.662       0.923       266,162
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.168       1.935       122,049
                                                                                 2017   1.927       2.168       130,362
                                                                                 2016   1.740       1.927       146,715
                                                                                 2015   1.829       1.740       225,639
                                                                                 2014   1.671       1.829       294,782
                                                                                 2013   1.288       1.671       357,310
                                                                                 2012   1.129       1.288       370,291
                                                                                 2011   1.098       1.129       441,080
                                                                                 2010   1.024       1.098       463,572
                                                                                 2009   0.839       1.024       470,253
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   2.874       2.912        93,186
                                                                                 2017   2.361       2.874       103,520
                                                                                 2016   2.278       2.361       118,862
                                                                                 2015   2.431       2.278       123,837
                                                                                 2014   2.384       2.431       303,458
                                                                                 2013   1.655       2.384       381,114
                                                                                 2012   1.415       1.655       439,376
                                                                                 2011   1.424       1.415       536,498
                                                                                 2010   1.161       1.424       557,714
                                                                                 2009   0.830       1.161       659,811
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.777       0.755            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.965       0.952            --
                                                                                 2010   0.902       0.965       462,714
                                                                                 2009   0.784       0.902       473,513
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.168       1.205            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.512       1.619        48,964
                                                                                 2013   1.300       1.512        78,750
                                                                                 2012   1.199       1.300        82,793
                                                                                 2011   1.224       1.199        81,916
                                                                                 2010   1.114       1.224        97,012
                                                                                 2009   0.925       1.114       105,126
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.791       0.766            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.706       0.722            --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   3.590       3.197       383,072
                                                                                       2017   2.788       3.590       454,428
                                                                                       2016   2.830       2.788       594,437
                                                                                       2015   2.702       2.830       676,978
                                                                                       2014   2.697       2.702       785,784
                                                                                       2013   2.132       2.697     1,059,015
                                                                                       2012   1.777       2.132     1,247,605
                                                                                       2011   1.992       1.777     1,532,422
                                                                                       2010   1.820       1.992     1,963,986
                                                                                       2009   1.306       1.820     2,113,567
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.355       3.276     1,393,051
                                                                                       2017   2.670       3.355     1,658,057
                                                                                       2016   2.491       2.670     2,101,017
                                                                                       2015   2.380       2.491     2,407,219
                                                                                       2014   2.240       2.380     2,921,243
                                                                                       2013   1.758       2.240     3,924,577
                                                                                       2012   1.523       1.758     4,927,164
                                                                                       2011   1.625       1.523     5,758,110
                                                                                       2010   1.398       1.625     6,547,034
                                                                                       2009   1.024       1.398     7,093,555
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.828       2.719     1,512,334
                                                                                       2017   2.359       2.828     1,952,976
                                                                                       2016   2.161       2.359     2,286,726
                                                                                       2015   2.175       2.161     2,578,656
                                                                                       2014   2.008       2.175     3,093,377
                                                                                       2013   1.536       2.008     4,205,161
                                                                                       2012   1.335       1.536     5,010,171
                                                                                       2011   1.389       1.335     5,965,387
                                                                                       2010   1.273       1.389     7,236,668
                                                                                       2009   0.990       1.273     7,607,627
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.225       2.125       537,508
                                                                                       2017   2.100       2.225       597,060
                                                                                       2016   1.875       2.100       554,404
                                                                                       2015   1.987       1.875       568,048
                                                                                       2014   1.960       1.987       799,134
                                                                                       2013   1.822       1.960     1,069,246
                                                                                       2012   1.591       1.822     1,149,891
                                                                                       2011   1.584       1.591     1,108,760
                                                                                       2010   1.391       1.584     1,213,818
                                                                                       2009   0.964       1.391     1,134,600
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.536       1.353       198,093
                                                                                       2017   1.276       1.536       198,258
                                                                                       2016   1.196       1.276       378,446
                                                                                       2015   1.246       1.196       457,318
                                                                                       2014   1.211       1.246       695,928
                                                                                       2013   0.955       1.211       527,593
                                                                                       2012   0.836       0.955       876,123
                                                                                       2011   0.980       0.836       883,065
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.685       1.398       887,576
                                                                                       2017   1.540       1.685       941,591
                                                                                       2016   1.198       1.540     1,109,820
                                                                                       2015   1.294       1.198     1,261,559
                                                                                       2014   1.299       1.294     1,485,829
                                                                                       2013   1.001       1.299     2,029,328
                                                                                       2012   0.867       1.001     2,599,347
                                                                                       2011   0.973       0.867     3,112,104
                                                                                       2010   0.828       0.973     3,525,183
                                                                                       2009   0.669       0.828     4,044,024
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.701       2.270       349,070
                                                                                       2017   2.149       2.701       435,788
                                                                                       2016   1.969       2.149       496,540
                                                                                       2015   2.333       1.969       555,525
                                                                                       2014   2.548       2.333       636,421
                                                                                       2013   2.739       2.548       394,703
                                                                                       2012   2.353       2.739       483,936
                                                                                       2011   2.955       2.353       612,691
                                                                                       2010   2.441       2.955       858,693
                                                                                       2009   1.475       2.441       962,584

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.874       0.829            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.741       2.515       113,530
                                                                                    2017   2.295       2.741       164,783
                                                                                    2016   2.165       2.295       168,434
                                                                                    2015   2.116       2.165       231,555
                                                                                    2014   1.902       2.116       314,554
                                                                                    2013   1.448       1.902       435,739
                                                                                    2012   1.303       1.448       596,463
                                                                                    2011   1.327       1.303       690,825
                                                                                    2010   1.204       1.327       775,742
                                                                                    2009   1.032       1.204       831,630
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.181       1.060       762,442
                                                                                    2017   1.087       1.181       801,620
                                                                                    2016   1.097       1.087       880,564
                                                                                    2015   1.135       1.097       920,984
                                                                                    2014   1.019       1.135     1,250,005
                                                                                    2013   1.003       1.019     1,668,448
                                                                                    2012   0.811       1.003     1,999,044
                                                                                    2011   0.875       0.811     2,228,954
                                                                                    2010   0.768       0.875     2,457,919
                                                                                    2009   0.581       0.768     2,734,713
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.506       2.605            --
                                                                                    2013   1.982       2.506       344,377
                                                                                    2012   1.648       1.982       392,873
                                                                                    2011   1.816       1.648       659,080
                                                                                    2010   1.691       1.816       774,713
                                                                                    2009   1.205       1.691       684,204
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   3.216       2.934       134,755
                                                                                    2017   2.767       3.216       145,577
                                                                                    2016   2.744       2.767       158,648
                                                                                    2015   2.913       2.744       143,892
                                                                                    2014   2.597       2.913       220,977
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   3.052       2.279       177,079
                                                                                    2017   2.383       3.052       214,676
                                                                                    2016   2.244       2.383       258,723
                                                                                    2015   2.395       2.244       293,591
                                                                                    2014   2.589       2.395       375,065
                                                                                    2013   2.021       2.589       471,369
                                                                                    2012   1.594       2.021       506,395
                                                                                    2011   1.893       1.594       514,967
                                                                                    2010   1.657       1.893       528,113
                                                                                    2009   1.088       1.657       564,812
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.737       2.354       544,280
                                                                                    2017   2.369       2.737       685,286
                                                                                    2016   2.062       2.369       796,547
                                                                                    2015   2.240       2.062       898,254
                                                                                    2014   2.092       2.240     1,115,151
                                                                                    2013   1.578       2.092       937,408
                                                                                    2012   1.360       1.578     1,132,864
                                                                                    2011   1.409       1.360     1,386,146
                                                                                    2010   1.253       1.409     1,456,739
                                                                                    2009   1.007       1.253     1,691,345
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.856       2.551        14,596
                                                                                    2017   2.322       2.856        26,273
                                                                                    2016   2.122       2.322        23,989
                                                                                    2015   2.199       2.122        48,266
                                                                                    2014   2.076       2.199        31,167
                                                                                    2013   1.508       2.076        39,314
                                                                                    2012   1.300       1.508        43,406
                                                                                    2011   1.339       1.300        64,251
                                                                                    2010   1.081       1.339        63,746
                                                                                    2009   0.823       1.081        84,027
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.222       1.876        50,315

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.190       2.222        49,262
                                                                              2016   1.709       2.190        42,998
                                                                              2015   1.882       1.709        43,462
                                                                              2014   1.836       1.882        96,558
                                                                              2013   1.407       1.836       105,530
                                                                              2012   1.243       1.407       115,990
                                                                              2011   1.412       1.243        79,320
                                                                              2010   1.206       1.412       106,479
                                                                              2009   0.954       1.206       104,100
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.889       0.878            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.916       1.970            --
                                                                              2015   1.994       1.916       585,375
                                                                              2014   1.937       1.994       755,585
                                                                              2013   1.829       1.937       528,870
                                                                              2012   1.650       1.829       765,329
                                                                              2011   1.607       1.650       832,055
                                                                              2010   1.450       1.607       878,473
                                                                              2009   1.080       1.450       908,592
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.240       1.886       493,391
                                                                              2017   1.785       2.240       530,335
                                                                              2016   1.839       1.785       604,043
                                                                              2015   1.912       1.839       629,656
                                                                              2014   2.098       1.912       731,003
                                                                              2013   1.797       2.098       881,159
                                                                              2012   1.572       1.797     1,519,887
                                                                              2011   1.798       1.572     1,846,593
                                                                              2010   1.649       1.798     2,295,120
                                                                              2009   1.280       1.649     2,528,677
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.646       1.781            --
                                                                              2012   1.592       1.646       273,622
                                                                              2011   1.714       1.592       355,317
                                                                              2010   1.420       1.714       448,517
                                                                              2009   1.057       1.420       489,974
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.034       1.119            --
                                                                              2012   1.003       1.034     2,902,562
                                                                              2011   1.081       1.003     3,074,157
                                                                              2010   0.899       1.081     2,967,256
                                                                              2009   0.671       0.899     2,853,449
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.747       1.486     1,257,951
                                                                              2017   1.305       1.747     1,447,421
                                                                              2016   1.329       1.305     1,781,402
                                                                              2015   1.306       1.329     1,976,960
                                                                              2014   1.306       1.306     2,721,052
                                                                              2013   1.049       1.306     3,384,683
                                                                              2012   0.884       1.049     4,267,761
                                                                              2011   0.986       0.884     5,151,814
                                                                              2010   0.869       0.986     5,732,407
                                                                              2009   0.634       0.869     6,219,643
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.389       1.331       722,297
                                                                              2017   1.366       1.389       783,421
                                                                              2016   1.327       1.366       929,697
                                                                              2015   1.396       1.327       973,202
                                                                              2014   1.381       1.396     1,146,530
                                                                              2013   1.550       1.381     1,549,309
                                                                              2012   1.448       1.550     2,209,238
                                                                              2011   1.326       1.448     2,432,598
                                                                              2010   1.254       1.326     2,298,571
                                                                              2009   1.082       1.254     2,049,303
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.500       1.465     1,962,716
                                                                              2017   1.465       1.500     2,324,021
                                                                              2016   1.459       1.465     2,591,505
                                                                              2015   1.489       1.459     2,932,348
                                                                              2014   1.460       1.489     3,548,098
                                                                              2013   1.520       1.460     4,541,635
                                                                              2012   1.421       1.520     5,700,431
                                                                              2011   1.406       1.421     6,642,169
                                                                              2010   1.328       1.406     5,467,350
                                                                              2009   1.195       1.328     5,132,705

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.999       2.007            --
                                                                           2015   2.040       1.999        91,236
                                                                           2014   1.874       2.040        93,626
                                                                           2013   1.438       1.874       101,130
                                                                           2012   1.328       1.438       114,990
                                                                           2011   1.421       1.328       105,861
                                                                           2010   1.249       1.421       125,257
                                                                           2009   1.029       1.249       152,179
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.630       1.668            --
                                                                           2015   1.687       1.630       984,535
                                                                           2014   1.647       1.687     1,337,691
                                                                           2013   1.656       1.647     1,494,060
                                                                           2012   1.516       1.656     1,702,513
                                                                           2011   1.494       1.516     1,791,204
                                                                           2010   1.360       1.494     1,881,342
                                                                           2009   1.043       1.360     1,866,228
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.806       1.885            --
                                                                           2012   1.645       1.806       569,156
                                                                           2011   2.043       1.645       543,400
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.756       1.562     1,618,944
                                                                           2017   1.533       1.756     1,713,833
                                                                           2016   1.350       1.533     2,098,217
                                                                           2015   1.430       1.350     2,258,749
                                                                           2014   1.289       1.430     3,021,340
                                                                           2013   0.984       1.289     3,979,979
                                                                           2012   0.852       0.984     4,676,693
                                                                           2011   0.906       0.852     5,485,937
                                                                           2010   0.791       0.906     6,124,371
                                                                           2009   0.682       0.791     6,409,257
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.616       2.329       134,391
                                                                           2017   2.282       2.616       137,803
                                                                           2016   2.008       2.282       169,160
                                                                           2015   2.125       2.008       265,393
                                                                           2014   1.954       2.125       362,386
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.506       1.325       738,838
                                                                           2017   1.405       1.506       869,407
                                                                           2016   1.242       1.405       962,546
                                                                           2015   1.394       1.242     1,109,945
                                                                           2014   1.298       1.394     1,361,139
                                                                           2013   1.018       1.298     1,673,284
                                                                           2012   0.906       1.018     2,042,231
                                                                           2011   0.961       0.906     2,424,307
                                                                           2010   0.782       0.961     2,625,321
                                                                           2009   0.631       0.782     3,187,300
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.325       1.293       564,908
                                                                           2017   1.300       1.325       627,429
                                                                           2016   1.287       1.300       588,924
                                                                           2015   1.307       1.287       610,737
                                                                           2014   1.246       1.307       726,346
                                                                           2013   1.283       1.246       914,756
                                                                           2012   1.218       1.283     1,254,342
                                                                           2011   1.167       1.218     1,313,910
                                                                           2010   1.100       1.167     1,354,018
                                                                           2009   1.026       1.100     1,502,400
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.217       2.224       181,402
                                                                           2017   1.691       2.217       199,583
                                                                           2016   1.725       1.691       209,787
                                                                           2015   1.658       1.725       254,005
                                                                           2014   1.554       1.658       428,123
                                                                           2013   1.183       1.554       555,793
                                                                           2012   1.056       1.183       644,729
                                                                           2011   1.184       1.056       785,759
                                                                           2010   1.010       1.184       813,279
                                                                           2009   0.804       1.010       848,124
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.884       0.881     3,364,508

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.894
                                                                                           2016   0.910
                                                                                           2015   0.930
                                                                                           2014   0.949
                                                                                           2013   0.969
                                                                                           2012   0.990
                                                                                           2011   1.011
                                                                                           2010   1.032
                                                                                           2009   1.050
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.349
                                                                                           2017   1.289
                                                                                           2016   1.259
                                                                                           2015   1.293
                                                                                           2014   1.264
                                                                                           2013   1.238
                                                                                           2012   1.158
                                                                                           2011   1.145
                                                                                           2010   1.063
                                                                                           2009   0.900
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.432
                                                                                           2017   1.322
                                                                                           2016   1.272
                                                                                           2015   1.313
                                                                                           2014   1.278
                                                                                           2013   1.177
                                                                                           2012   1.078
                                                                                           2011   1.090
                                                                                           2010   0.998
                                                                                           2009   0.824
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.494
                                                                                           2017   1.330
                                                                                           2016   1.268
                                                                                           2015   1.311
                                                                                           2014   1.275
                                                                                           2013   1.103
                                                                                           2012   0.995
                                                                                           2011   1.030
                                                                                           2010   0.930
                                                                                           2009   0.750
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.538
                                                                                           2017   1.318
                                                                                           2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.878
                                                                                           2017   1.666
                                                                                           2016   1.590
                                                                                           2015   1.583
                                                                                           2014   1.462
                                                                                           2013   1.238
                                                                                           2012   1.125
                                                                                           2011   1.107
                                                                                           2010   1.031
                                                                                           2009   0.892
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.206
                                                                                           2017   1.892
                                                                                           2016   1.800
                                                                                           2015   1.795
                                                                                           2014   1.657
                                                                                           2013   1.266
                                                                                           2012   1.145
                                                                                           2011   1.219
                                                                                           2010   1.111
                                                                                           2009   0.860



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.884     2,734,729
                                                                                           0.894     3,454,376
                                                                                           0.910     4,430,818
                                                                                           0.930     4,363,690
                                                                                           0.949     7,439,267
                                                                                           0.969     7,890,296
                                                                                           0.990     8,183,980
                                                                                           1.011     7,562,774
                                                                                           1.032     6,572,679
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.287       166,949
                                                                                           1.349       160,158
                                                                                           1.289       225,061
                                                                                           1.259       747,674
                                                                                           1.293       928,926
                                                                                           1.264     1,462,485
                                                                                           1.238     1,646,626
                                                                                           1.158     1,682,518
                                                                                           1.145     1,805,121
                                                                                           1.063     1,583,269
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.340       787,991
                                                                                           1.432       905,768
                                                                                           1.322     1,153,992
                                                                                           1.272     1,479,835
                                                                                           1.313     2,025,688
                                                                                           1.278       811,209
                                                                                           1.177       800,012
                                                                                           1.078       693,462
                                                                                           1.090       829,779
                                                                                           0.998       860,291
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.373     4,071,200
                                                                                           1.494     4,332,512
                                                                                           1.330     4,482,718
                                                                                           1.268     5,573,597
                                                                                           1.311     6,244,445
                                                                                           1.275     1,551,658
                                                                                           1.103     1,388,249
                                                                                           0.995     1,493,315
                                                                                           1.030     1,239,983
                                                                                           0.930     1,524,583
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.384     1,164,095
                                                                                           1.538     1,472,184
                                                                                           1.318     2,007,419
                                                                                           1.245     2,369,085
                                                                                           1.293     3,686,782
                                                                                           1.255       749,574
                                                                                           1.031       704,634
                                                                                           0.913       285,069
                                                                                           0.968       218,108
                                                                                           0.862       226,553
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.770       389,189
                                                                                           1.878       397,547
                                                                                           1.666       459,291
                                                                                           1.590       446,462
                                                                                           1.583       495,093
                                                                                           1.462       582,974
                                                                                           1.238       768,340
                                                                                           1.125       988,410
                                                                                           1.107     1,034,867
                                                                                           1.031     1,023,437
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.158       136,773
                                                                                           2.206       155,471
                                                                                           1.892       170,817
                                                                                           1.800       102,659
                                                                                           1.795       118,467
                                                                                           1.657       186,344
                                                                                           1.266       338,635
                                                                                           1.145       393,605
                                                                                           1.219       428,327
                                                                                           1.111       358,814

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.752       0.783            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.228       1.349            --
                                                                          2012   1.084       1.228     1,028,667
                                                                          2011   1.181       1.084     1,144,081
                                                                          2010   1.054       1.181     1,297,641
                                                                          2009   0.884       1.054     1,359,262
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.826       2.608       183,599
                                                                          2017   2.306       2.826       200,212
                                                                          2016   2.237       2.306       207,221
                                                                          2015   2.223       2.237       232,107
                                                                          2014   2.044       2.223       376,428
                                                                          2013   1.574       2.044       472,630
                                                                          2012   1.450       1.574       528,552
                                                                          2011   1.528       1.450       550,229
                                                                          2010   1.355       1.528       593,003
                                                                          2009   0.927       1.355       639,579
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983            --
                                                                          2010   0.802       0.909       418,229
                                                                          2009   0.623       0.802       456,485
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   2.033       1.894       522,638
                                                                          2017   1.712       2.033       548,096
                                                                          2016   1.570       1.712       668,601
                                                                          2015   1.589       1.570       686,990
                                                                          2014   1.434       1.589     1,097,075
                                                                          2013   1.112       1.434     1,369,313
                                                                          2012   0.984       1.112     2,043,442
                                                                          2011   0.989       0.984     2,591,385
                                                                          2010   0.882       0.989     3,124,317
                                                                          2009   0.719       0.882     3,478,120
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   2.022       1.866     1,269,503
                                                                          2017   1.840       2.022     1,483,170
                                                                          2016   1.724       1.840     1,807,590
                                                                          2015   1.767       1.724     1,911,722
                                                                          2014   1.665       1.767     2,281,260
                                                                          2013   1.431       1.665     3,024,988
                                                                          2012   1.313       1.431     3,572,890
                                                                          2011   1.312       1.313     4,172,470
                                                                          2010   1.219       1.312     4,556,794
                                                                          2009   1.052       1.219     4,789,724
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.538       2.236       753,081
                                                                          2017   2.197       2.538       795,188
                                                                          2016   1.961       2.197       848,651
                                                                          2015   2.006       1.961       938,761
                                                                          2014   1.849       2.006     1,183,035
                                                                          2013   1.391       1.849     1,412,617
                                                                          2012   1.218       1.391       852,173
                                                                          2011   1.233       1.218       880,464
                                                                          2010   1.130       1.233       953,277
                                                                          2009   0.955       1.130       931,318
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.836       2.591        42,172
                                                                          2017   2.502       2.836        44,057
                                                                          2016   2.153       2.502        55,843
                                                                          2015   2.186       2.153        72,888
                                                                          2014   2.232       2.186       151,105
                                                                          2013   1.793       2.232       211,314
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.761       1.604       685,575
                                                                          2017   1.557       1.761       727,952
                                                                          2016   1.343       1.557       796,139
                                                                          2015   1.367       1.343       939,814
                                                                          2014   1.400       1.367     1,236,319
                                                                          2013   1.126       1.400     1,653,257
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.367       2.290       110,729

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.811
                                                                                           2016    1.821
                                                                                           2015    1.683
                                                                                           2014    1.579
                                                                                           2013    1.162
                                                                                           2012    1.000
                                                                                           2011    1.035
                                                                                           2010    0.906
                                                                                           2009    0.647
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.043
                                                                                           2017    2.536
                                                                                           2016    2.323
                                                                                           2015    2.315
                                                                                           2014    2.217
                                                                                           2013    1.570
                                                                                           2012    1.384
                                                                                           2011    1.393
                                                                                           2010    1.056
                                                                                           2009    0.778
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   29.744
   .
                                                                                           2017   28.065
                                                                                           2016   27.157
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.132
                                                                                           2017    1.132
                                                                                           2016    1.140
                                                                                           2015    1.156
                                                                                           2014    1.147
                                                                                           2013    1.178
                                                                                           2012    1.162
                                                                                           2011    1.123
                                                                                           2010    1.082
                                                                                           2009    1.058
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.186
                                                                                           2017    2.676
                                                                                           2016    2.537
                                                                                           2015    2.580
                                                                                           2014    2.360
                                                                                           2013    1.840
                                                                                           2012    1.618
                                                                                           2011    1.700
                                                                                           2010    1.485
                                                                                           2009    1.119
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.860
                                                                                           2017    2.365
                                                                                           2016    2.353
                                                                                           2015    2.378
                                                                                           2014    2.195
                                                                                           2013    1.621
                                                                                           2012    1.354
                                                                                           2011    1.422
                                                                                           2010    1.231
                                                                                           2009    0.926
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    4.234
                                                                                           2017    3.587
                                                                                           2016    3.273
                                                                                           2015    3.398
                                                                                           2014    3.272
                                                                                           2013    2.460
                                                                                           2012    2.193
                                                                                           2011    2.512
                                                                                           2010    1.995
                                                                                           2009    1.458
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.176



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.367      104,353
                                                                                            1.811      110,145
                                                                                            1.821      114,448
                                                                                            1.683      355,334
                                                                                            1.579      424,928
                                                                                            1.162      822,193
                                                                                            1.000      966,079
                                                                                            1.035    1,387,967
                                                                                            0.906    1,445,643
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.777      461,459
                                                                                            3.043      530,834
                                                                                            2.536      591,634
                                                                                            2.323      706,077
                                                                                            2.315      845,770
                                                                                            2.217    1,125,805
                                                                                            1.570    1,553,187
                                                                                            1.384    1,822,681
                                                                                            1.393    2,374,998
                                                                                            1.056    2,841,948
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 28.017       67,422
   .
                                                                                           29.744       92,010
                                                                                           28.065       95,321
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.121      286,849
                                                                                            1.132      296,950
                                                                                            1.132      294,938
                                                                                            1.140      418,816
                                                                                            1.156      399,613
                                                                                            1.147      444,824
                                                                                            1.178      606,463
                                                                                            1.162      630,517
                                                                                            1.123      633,229
                                                                                            1.082      537,435
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.913      666,175
                                                                                            3.186      747,137
                                                                                            2.676      879,060
                                                                                            2.537      907,145
                                                                                            2.580    1,235,015
                                                                                            2.360    1,564,779
                                                                                            1.840    2,154,774
                                                                                            1.618    2,381,921
                                                                                            1.700    2,582,351
                                                                                            1.485    2,732,046
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.656       17,137
                                                                                            2.860       17,782
                                                                                            2.365       29,325
                                                                                            2.353       29,559
                                                                                            2.378       71,074
                                                                                            2.195       71,994
                                                                                            1.621       73,392
                                                                                            1.354      114,920
                                                                                            1.422      123,556
                                                                                            1.231      126,613
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.533      543,338
                                                                                            4.234      630,633
                                                                                            3.587      724,842
                                                                                            3.273      791,895
                                                                                            3.398    1,005,158
                                                                                            3.272    1,285,303
                                                                                            2.460    1,531,778
                                                                                            2.193    1,810,500
                                                                                            2.512    2,333,813
                                                                                            1.995    2,559,728
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.801      660,713

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.904       2.176       711,917
                                                                                  2016   1.814       1.904       844,709
                                                                                  2015   1.981       1.814       924,580
                                                                                  2014   2.277       1.981     1,025,585
                                                                                  2013   1.891       2.277     1,323,571
                                                                                  2012   1.633       1.891     1,487,788
                                                                                  2011   1.867       1.633     1,773,593
                                                                                  2010   1.758       1.867     1,936,899
                                                                                  2009   1.310       1.758     2,042,661
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.550       1.569            --
                                                                                  2009   1.260       1.550       157,600
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.919       2.051            --
                                                                                  2010   1.576       1.919       544,186
                                                                                  2009   1.026       1.576       592,901
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.176       2.851       123,181
                                                                                  2017   2.789       3.176       131,279
                                                                                  2016   2.815       2.789       148,299
                                                                                  2015   2.925       2.815       186,400
                                                                                  2014   2.481       2.925       248,600
                                                                                  2013   1.715       2.481       412,684
                                                                                  2012   1.475       1.715       389,144
                                                                                  2011   1.470       1.475       468,281
                                                                                  2010   1.201       1.470       543,132
                                                                                  2009   0.911       1.201       717,738
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.944       1.951            --
                                                                                  2013   1.502       1.944       466,956
                                                                                  2012   1.334       1.502       537,521
                                                                                  2011   1.453       1.334       693,937
                                                                                  2010   1.272       1.453       711,759
                                                                                  2009   1.004       1.272       812,464
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.797       2.691        18,490
                                                                                  2017   2.389       2.797        18,331
                                                                                  2016   2.223       2.389        23,255
                                                                                  2015   2.234       2.223        70,644
                                                                                  2014   2.056       2.234       127,243
                                                                                  2013   1.615       2.056       132,670
                                                                                  2012   1.422       1.615       250,871
                                                                                  2011   1.416       1.422       244,160
                                                                                  2010   1.284       1.416       335,548
                                                                                  2009   1.074       1.284       398,461
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   3.079       3.015       104,484
                                                                                  2017   2.500       3.079       109,382
                                                                                  2016   2.377       2.500       128,799
                                                                                  2015   2.211       2.377       124,883
                                                                                  2014   1.981       2.211       151,266
                                                                                  2013   1.467       1.981       171,419
                                                                                  2012   1.245       1.467       176,966
                                                                                  2011   1.280       1.245       258,960
                                                                                  2010   1.190       1.280       306,573
                                                                                  2009   0.854       1.190       325,132
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.733       2.438        38,405
                                                                                  2017   2.430       2.733        41,145
                                                                                  2016   2.196       2.430        40,531
                                                                                  2015   2.309       2.196        48,809
                                                                                  2014   2.111       2.309        57,224
                                                                                  2013   1.628       2.111        59,245
                                                                                  2012   1.428       1.628       104,101
                                                                                  2011   1.389       1.428       100,814
                                                                                  2010   1.296       1.389       124,583
                                                                                  2009   1.063       1.296       159,638
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   3.927       3.977       185,808

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   3.227       3.927       210,303
                                                                                2016   3.115       3.227       233,625
                                                                                2015   3.326       3.115       249,892
                                                                                2014   3.264       3.326       306,006
                                                                                2013   2.267       3.264       386,905
                                                                                2012   1.938       2.267       360,566
                                                                                2011   1.952       1.938       415,904
                                                                                2010   1.593       1.952       492,685
                                                                                2009   1.139       1.593       580,193
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.943       0.917            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.951       0.938            --
                                                                                2010   0.889       0.951       363,075
                                                                                2009   0.773       0.889       438,436
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.156       1.192            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.456       1.559        45,755
                                                                                2013   1.253       1.456        75,465
                                                                                2012   1.156       1.253        90,996
                                                                                2011   1.180       1.156       120,337
                                                                                2010   1.075       1.180       126,347
                                                                                2009   0.894       1.075       118,647
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   1.006       0.974            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.815       0.834            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.563       3.172        42,747
                                                                  2017   2.769       3.563        46,453
                                                                  2016   2.812       2.769        47,770
                                                                  2015   2.686       2.812        48,054
                                                                  2014   2.683       2.686        48,495
                                                                  2013   2.122       2.683        47,383
                                                                  2012   1.769       2.122        49,522
                                                                  2011   1.984       1.769        50,120
                                                                  2010   1.814       1.984        53,938
                                                                  2009   1.302       1.814        54,218
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   3.330       3.251       183,972
                                                                  2017   2.652       3.330       187,214
                                                                  2016   2.475       2.652       189,698
                                                                  2015   2.366       2.475       191,220
                                                                  2014   2.228       2.366       200,703
                                                                  2013   1.750       2.228       212,123
                                                                  2012   1.517       1.750       220,894
                                                                  2011   1.619       1.517       241,206
                                                                  2010   1.394       1.619       246,417
                                                                  2009   1.021       1.394       248,258
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.807       2.698       158,560
                                                                  2017   2.343       2.807       163,451
                                                                  2016   2.147       2.343       166,955
                                                                  2015   2.162       2.147       169,428
                                                                  2014   1.997       2.162       170,385
                                                                  2013   1.528       1.997       177,641
                                                                  2012   1.329       1.528       182,392
                                                                  2011   1.383       1.329       204,013
                                                                  2010   1.268       1.383       209,725
                                                                  2009   0.987       1.268       210,752

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.209       2.108        58,685
                                                                                       2017   2.086       2.209        61,657
                                                                                       2016   1.863       2.086        63,811
                                                                                       2015   1.975       1.863        64,783
                                                                                       2014   1.950       1.975        65,109
                                                                                       2013   1.813       1.950        65,443
                                                                                       2012   1.584       1.813       113,189
                                                                                       2011   1.577       1.584        75,990
                                                                                       2010   1.387       1.577        65,769
                                                                                       2009   0.961       1.387        66,580
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.528       1.344            --
                                                                                       2017   1.270       1.528            --
                                                                                       2016   1.190       1.270            --
                                                                                       2015   1.241       1.190            --
                                                                                       2014   1.207       1.241            --
                                                                                       2013   0.952       1.207            --
                                                                                       2012   0.833       0.952            --
                                                                                       2011   0.978       0.833            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.675       1.389       105,750
                                                                                       2017   1.532       1.675       107,858
                                                                                       2016   1.192       1.532       109,385
                                                                                       2015   1.288       1.192       110,074
                                                                                       2014   1.294       1.288       110,306
                                                                                       2013   0.998       1.294       111,894
                                                                                       2012   0.864       0.998       119,704
                                                                                       2011   0.970       0.864       115,019
                                                                                       2010   0.827       0.970       112,855
                                                                                       2009   0.668       0.827       113,441
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.681       2.252        14,730
                                                                                       2017   2.135       2.681        15,704
                                                                                       2016   1.956       2.135        16,276
                                                                                       2015   2.319       1.956        15,106
                                                                                       2014   2.534       2.319        14,295
                                                                                       2013   2.725       2.534            --
                                                                                       2012   2.342       2.725            --
                                                                                       2011   2.944       2.342            --
                                                                                       2010   2.432       2.944            --
                                                                                       2009   1.471       2.432            --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.871       0.827            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.721       2.495         6,311
                                                                                       2017   2.280       2.721         6,736
                                                                                       2016   2.151       2.280         7,015
                                                                                       2015   2.104       2.151         8,010
                                                                                       2014   1.892       2.104        12,274
                                                                                       2013   1.441       1.892        12,836
                                                                                       2012   1.297       1.441        13,070
                                                                                       2011   1.322       1.297        13,601
                                                                                       2010   1.200       1.322        13,587
                                                                                       2009   1.029       1.200        13,320
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.174       1.053            85
                                                                                       2017   1.081       1.174            96
                                                                                       2016   1.092       1.081           109
                                                                                       2015   1.130       1.092           567
                                                                                       2014   1.015       1.130        16,909
                                                                                       2013   1.000       1.015        21,274
                                                                                       2012   0.809       1.000        32,568
                                                                                       2011   0.873       0.809        31,016
                                                                                       2010   0.767       0.873        45,744
                                                                                       2009   0.580       0.767        76,228
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.492       2.591            --
                                                                                       2013   1.972       2.492        29,786
                                                                                       2012   1.641       1.972        30,826
                                                                                       2011   1.809       1.641        29,801
                                                                                       2010   1.685       1.809        29,372
                                                                                       2009   1.202       1.685        66,965
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.192       2.911            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.748       3.192        2,813
                                                                              2016   2.726       2.748        2,963
                                                                              2015   2.896       2.726        3,121
                                                                              2014   2.583       2.896        3,286
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   3.029       2.261          858
                                                                              2017   2.366       3.029          859
                                                                              2016   2.230       2.366          860
                                                                              2015   2.381       2.230          862
                                                                              2014   2.575       2.381          864
                                                                              2013   2.011       2.575          866
                                                                              2012   1.587       2.011        8,394
                                                                              2011   1.885       1.587       10,977
                                                                              2010   1.651       1.885          873
                                                                              2009   1.085       1.651          876
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.717       2.336       14,375
                                                                              2017   2.352       2.717       14,957
                                                                              2016   2.049       2.352       25,508
                                                                              2015   2.226       2.049       43,504
                                                                              2014   2.081       2.226       43,919
                                                                              2013   1.570       2.081       61,561
                                                                              2012   1.354       1.570       62,590
                                                                              2011   1.404       1.354       64,048
                                                                              2010   1.249       1.404       64,897
                                                                              2009   1.004       1.249       98,588
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.838       2.534           --
                                                                              2017   2.309       2.838           --
                                                                              2016   2.111       2.309           --
                                                                              2015   2.188       2.111           --
                                                                              2014   2.067       2.188           --
                                                                              2013   1.502       2.067           --
                                                                              2012   1.296       1.502           --
                                                                              2011   1.335       1.296           --
                                                                              2010   1.078       1.335           --
                                                                              2009   0.821       1.078           --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.208       1.863           --
                                                                              2017   2.177       2.208           --
                                                                              2016   1.700       2.177           --
                                                                              2015   1.873       1.700           --
                                                                              2014   1.828       1.873           --
                                                                              2013   1.402       1.828           --
                                                                              2012   1.238       1.402           --
                                                                              2011   1.408       1.238           --
                                                                              2010   1.203       1.408           --
                                                                              2009   0.952       1.203           --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.887       0.876           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.904       1.957           --
                                                                              2015   1.982       1.904       24,628
                                                                              2014   1.927       1.982       19,209
                                                                              2013   1.820       1.927       19,627
                                                                              2012   1.643       1.820       20,001
                                                                              2011   1.601       1.643       26,991
                                                                              2010   1.445       1.601       20,874
                                                                              2009   1.077       1.445       21,285
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.224       1.872          738
                                                                              2017   1.773       2.224          735
                                                                              2016   1.827       1.773       11,845
                                                                              2015   1.901       1.827       12,256
                                                                              2014   2.087       1.901       12,962
                                                                              2013   1.788       2.087       12,927
                                                                              2012   1.566       1.788       16,962
                                                                              2011   1.791       1.566       16,546
                                                                              2010   1.643       1.791       23,282
                                                                              2009   1.276       1.643       27,209
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.638       1.772           --
                                                                              2012   1.585       1.638          764
                                                                              2011   1.707       1.585          741
                                                                              2010   1.415       1.707          763
                                                                              2009   1.054       1.415          796

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.030       1.114            --
                                                                          2012   1.000       1.030        74,774
                                                                          2011   1.078       1.000        81,209
                                                                          2010   0.897       1.078        95,612
                                                                          2009   0.670       0.897       102,789
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.737       1.476        27,134
                                                                          2017   1.298       1.737        27,226
                                                                          2016   1.323       1.298        28,140
                                                                          2015   1.301       1.323        28,625
                                                                          2014   1.301       1.301        37,372
                                                                          2013   1.046       1.301        96,305
                                                                          2012   0.882       1.046       111,947
                                                                          2011   0.984       0.882        95,158
                                                                          2010   0.867       0.984        95,488
                                                                          2009   0.634       0.867       156,961
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.379       1.320        36,197
                                                                          2017   1.357       1.379        52,503
                                                                          2016   1.318       1.357        53,476
                                                                          2015   1.387       1.318        56,374
                                                                          2014   1.374       1.387        57,465
                                                                          2013   1.542       1.374        57,677
                                                                          2012   1.441       1.542        79,461
                                                                          2011   1.321       1.441        81,155
                                                                          2010   1.250       1.321        89,670
                                                                          2009   1.079       1.250        90,811
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.489       1.453       134,852
                                                                          2017   1.455       1.489       172,621
                                                                          2016   1.449       1.455       147,548
                                                                          2015   1.481       1.449       170,872
                                                                          2014   1.452       1.481       174,255
                                                                          2013   1.512       1.452       193,908
                                                                          2012   1.414       1.512       397,814
                                                                          2011   1.401       1.414       344,649
                                                                          2010   1.323       1.401       156,400
                                                                          2009   1.192       1.323       160,310
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.986       1.994            --
                                                                          2015   2.028       1.986            --
                                                                          2014   1.864       2.028            --
                                                                          2013   1.431       1.864            --
                                                                          2012   1.322       1.431            --
                                                                          2011   1.415       1.322            --
                                                                          2010   1.244       1.415            --
                                                                          2009   1.026       1.244            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.621       1.658            --
                                                                          2015   1.678       1.621         6,794
                                                                          2014   1.639       1.678            --
                                                                          2013   1.649       1.639            --
                                                                          2012   1.510       1.649        39,872
                                                                          2011   1.489       1.510        14,295
                                                                          2010   1.356       1.489            --
                                                                          2009   1.041       1.356            --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.797       1.875            --
                                                                          2012   1.638       1.797            --
                                                                          2011   2.034       1.638            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.745       1.552        35,095
                                                                          2017   1.525       1.745        34,924
                                                                          2016   1.344       1.525        34,787
                                                                          2015   1.424       1.344        35,100
                                                                          2014   1.284       1.424        43,225
                                                                          2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.597       2.311           786

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.266       2.597        17,929
                                                                           2016   1.995       2.266        28,847
                                                                           2015   2.112       1.995        28,852
                                                                           2014   1.943       2.112        28,858
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.498       1.317        83,194
                                                                           2017   1.398       1.498        82,924
                                                                           2016   1.236       1.398        82,326
                                                                           2015   1.388       1.236        82,644
                                                                           2014   1.293       1.388        96,055
                                                                           2013   1.014       1.293        98,695
                                                                           2012   0.904       1.014       104,461
                                                                           2011   0.959       0.904       104,181
                                                                           2010   0.780       0.959       104,566
                                                                           2009   0.630       0.780       106,956
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.315       1.283            --
                                                                           2017   1.291       1.315         3,329
                                                                           2016   1.279       1.291         5,741
                                                                           2015   1.299       1.279         6,830
                                                                           2014   1.240       1.299         7,196
                                                                           2013   1.276       1.240         7,570
                                                                           2012   1.213       1.276         8,092
                                                                           2011   1.163       1.213         8,908
                                                                           2010   1.097       1.163         9,758
                                                                           2009   1.023       1.097        10,664
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.201       2.206        18,442
                                                                           2017   1.679       2.201        18,888
                                                                           2016   1.714       1.679        19,266
                                                                           2015   1.648       1.714        19,691
                                                                           2014   1.546       1.648        20,125
                                                                           2013   1.177       1.546        28,842
                                                                           2012   1.051       1.177        52,847
                                                                           2011   1.180       1.051        39,201
                                                                           2010   1.006       1.180        31,618
                                                                           2009   0.802       1.006        32,049
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.877       0.874       143,709
                                                                           2017   0.888       0.877       290,089
                                                                           2016   0.904       0.888       352,572
                                                                           2015   0.924       0.904       383,700
                                                                           2014   0.944       0.924       391,009
                                                                           2013   0.965       0.944       493,586
                                                                           2012   0.986       0.965       270,151
                                                                           2011   1.007       0.986       516,572
                                                                           2010   1.029       1.007       818,186
                                                                           2009   1.047       1.029       817,087
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.342       1.279            --
                                                                           2017   1.282       1.342            --
                                                                           2016   1.253       1.282            --
                                                                           2015   1.288       1.253            --
                                                                           2014   1.259       1.288            --
                                                                           2013   1.234       1.259            --
                                                                           2012   1.155       1.234            --
                                                                           2011   1.143       1.155            --
                                                                           2010   1.061       1.143            --
                                                                           2009   0.899       1.061            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.424       1.332            --
                                                                           2017   1.315       1.424            --
                                                                           2016   1.266       1.315            --
                                                                           2015   1.308       1.266        48,669
                                                                           2014   1.273       1.308       118,406
                                                                           2013   1.173       1.273            --
                                                                           2012   1.075       1.173            --
                                                                           2011   1.087       1.075            --
                                                                           2010   0.996       1.087            --
                                                                           2009   0.823       0.996            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.485       1.364        81,196

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.322
                                                                                           2016   1.262
                                                                                           2015   1.306
                                                                                           2014   1.270
                                                                                           2013   1.100
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.928
                                                                                           2009   0.749
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.529
                                                                                           2017   1.311
                                                                                           2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.250
                                                                                           2013   1.027
                                                                                           2012   0.910
                                                                                           2011   0.966
                                                                                           2010   0.861
                                                                                           2009   0.681
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.865
                                                                                           2017   1.655
                                                                                           2016   1.581
                                                                                           2015   1.574
                                                                                           2014   1.455
                                                                                           2013   1.233
                                                                                           2012   1.121
                                                                                           2011   1.103
                                                                                           2010   1.028
                                                                                           2009   0.889
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.190
                                                                                           2017   1.879
                                                                                           2016   1.788
                                                                                           2015   1.784
                                                                                           2014   1.648
                                                                                           2013   1.259
                                                                                           2012   1.140
                                                                                           2011   1.214
                                                                                           2010   1.107
                                                                                           2009   0.857
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.749
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.222
                                                                                           2012   1.079
                                                                                           2011   1.176
                                                                                           2010   1.050
                                                                                           2009   0.882
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.805
                                                                                           2017   2.291
                                                                                           2016   2.223
                                                                                           2015   2.210
                                                                                           2014   2.033
                                                                                           2013   1.566
                                                                                           2012   1.443
                                                                                           2011   1.522
                                                                                           2010   1.350
                                                                                           2009   0.925
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.907
                                                                                           2010   0.801
                                                                                           2009   0.622
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   2.020
                                                                                           2017   1.702
                                                                                           2016   1.562
                                                                                           2015   1.581
                                                                                           2014   1.428
                                                                                           2013   1.108
                                                                                           2012   0.981
                                                                                           2011   0.986
                                                                                           2010   0.880
                                                                                           2009   0.718



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.485        97,888
                                                                                           1.322        96,781
                                                                                           1.262        99,456
                                                                                           1.306       168,245
                                                                                           1.270            --
                                                                                           1.100            --
                                                                                           0.992            --
                                                                                           1.028            --
                                                                                           0.928            --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.375        47,650
                                                                                           1.529       512,877
                                                                                           1.311       509,955
                                                                                           1.239       511,931
                                                                                           1.288       651,149
                                                                                           1.250            --
                                                                                           1.027            --
                                                                                           0.910            --
                                                                                           0.966            --
                                                                                           0.861            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.757            --
                                                                                           1.865            --
                                                                                           1.655            --
                                                                                           1.581            --
                                                                                           1.574            --
                                                                                           1.455            --
                                                                                           1.233            --
                                                                                           1.121            --
                                                                                           1.103            --
                                                                                           1.028            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.141            --
                                                                                           2.190         4,253
                                                                                           1.879         4,480
                                                                                           1.788         4,719
                                                                                           1.784         4,968
                                                                                           1.648         5,209
                                                                                           1.259        11,652
                                                                                           1.140        11,893
                                                                                           1.214        12,151
                                                                                           1.107        12,391
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.781            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.342            --
                                                                                           1.222           945
                                                                                           1.079           947
                                                                                           1.176           950
                                                                                           1.050           954
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.587            --
                                                                                           2.805            --
                                                                                           2.291            --
                                                                                           2.223            --
                                                                                           2.210            --
                                                                                           2.033         2,485
                                                                                           1.566         6,744
                                                                                           1.443         2,514
                                                                                           1.522         2,531
                                                                                           1.350         2,549
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.981            --
                                                                                           0.907            --
                                                                                           0.801            --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.881        16,689
                                                                                           2.020        16,689
                                                                                           1.702        16,689
                                                                                           1.562        16,689
                                                                                           1.581        16,689
                                                                                           1.428        34,598
                                                                                           1.108        51,683
                                                                                           0.981        56,684
                                                                                           0.986        56,735
                                                                                           0.880        73,571

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    2.007
                                                                                           2017    1.827
                                                                                           2016    1.713
                                                                                           2015    1.757
                                                                                           2014    1.656
                                                                                           2013    1.424
                                                                                           2012    1.307
                                                                                           2011    1.307
                                                                                           2010    1.215
                                                                                           2009    1.049
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.521
                                                                                           2017    2.183
                                                                                           2016    1.950
                                                                                           2015    1.995
                                                                                           2014    1.840
                                                                                           2013    1.385
                                                                                           2012    1.213
                                                                                           2011    1.229
                                                                                           2010    1.127
                                                                                           2009    0.953
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.815
                                                                                           2017    2.485
                                                                                           2016    2.139
                                                                                           2015    2.173
                                                                                           2014    2.220
                                                                                           2013    1.784
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.750
                                                                                           2017    1.548
                                                                                           2016    1.336
                                                                                           2015    1.360
                                                                                           2014    1.394
                                                                                           2013    1.122
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.353
                                                                                           2017    1.801
                                                                                           2016    1.812
                                                                                           2015    1.676
                                                                                           2014    1.573
                                                                                           2013    1.158
                                                                                           2012    0.997
                                                                                           2011    1.033
                                                                                           2010    0.904
                                                                                           2009    0.646
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.021
                                                                                           2017    2.519
                                                                                           2016    2.309
                                                                                           2015    2.302
                                                                                           2014    2.205
                                                                                           2013    1.563
                                                                                           2012    1.378
                                                                                           2011    1.388
                                                                                           2010    1.053
                                                                                           2009    0.776
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   29.401
   .
                                                                                           2017   27.755
                                                                                           2016   26.866
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.124
                                                                                           2017    1.125
                                                                                           2016    1.133
                                                                                           2015    1.150
                                                                                           2014    1.141
                                                                                           2013    1.173
                                                                                           2012    1.157
                                                                                           2011    1.119
                                                                                           2010    1.079
                                                                                           2009    1.055
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.163



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.851       5,402
                                                                                            2.007       5,375
                                                                                            1.827       5,066
                                                                                            1.713       4,965
                                                                                            1.757      15,469
                                                                                            1.656      15,673
                                                                                            1.424      34,195
                                                                                            1.307      33,961
                                                                                            1.307      34,319
                                                                                            1.215      34,027
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.219         800
                                                                                            2.521         801
                                                                                            2.183         802
                                                                                            1.950         804
                                                                                            1.995       5,315
                                                                                            1.840      65,678
                                                                                            1.385      64,563
                                                                                            1.213      67,029
                                                                                            1.229      66,294
                                                                                            1.127      62,233
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  2.570          --
                                                                                            2.815          --
                                                                                            2.485          --
                                                                                            2.139          --
                                                                                            2.173          --
                                                                                            2.220         822
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.593      15,661
                                                                                            1.750      16,286
                                                                                            1.548      21,685
                                                                                            1.336      55,352
                                                                                            1.360      57,999
                                                                                            1.394      60,534
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.276          --
                                                                                            2.353          --
                                                                                            1.801          --
                                                                                            1.812          --
                                                                                            1.676          --
                                                                                            1.573          --
                                                                                            1.158       7,319
                                                                                            0.997       7,360
                                                                                            1.033       7,536
                                                                                            0.904      16,172
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.756         521
                                                                                            3.021         537
                                                                                            2.519         552
                                                                                            2.309         547
                                                                                            2.302         576
                                                                                            2.205       5,814
                                                                                            1.563      23,493
                                                                                            1.378      23,932
                                                                                            1.388      25,650
                                                                                            1.053      25,769
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 27.680       2,160
   .
                                                                                           29.401       2,106
                                                                                           27.755       2,082
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.113          --
                                                                                            1.124      21,317
                                                                                            1.125      22,454
                                                                                            1.133      23,650
                                                                                            1.150      24,902
                                                                                            1.141      26,108
                                                                                            1.173      27,323
                                                                                            1.157      28,495
                                                                                            1.119      29,746
                                                                                            1.079      30,907
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.890          --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.658       3.163        3,159
                                                                                      2016   2.521       2.658        3,328
                                                                                      2015   2.565       2.521        3,505
                                                                                      2014   2.347       2.565        3,691
                                                                                      2013   1.831       2.347        3,869
                                                                                      2012   1.611       1.831        4,049
                                                                                      2011   1.693       1.611       27,919
                                                                                      2010   1.479       1.693        4,408
                                                                                      2009   1.116       1.479        4,580
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.839       2.635           --
                                                                                      2017   2.349       2.839           --
                                                                                      2016   2.338       2.349           --
                                                                                      2015   2.364       2.338           --
                                                                                      2014   2.183       2.364           --
                                                                                      2013   1.613       2.183           --
                                                                                      2012   1.348       1.613           --
                                                                                      2011   1.417       1.348           --
                                                                                      2010   1.227       1.417           --
                                                                                      2009   0.923       1.227           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   4.203       3.505       12,553
                                                                                      2017   3.562       4.203       16,036
                                                                                      2016   3.252       3.562       16,993
                                                                                      2015   3.378       3.252       17,499
                                                                                      2014   3.255       3.378       17,763
                                                                                      2013   2.447       3.255       25,663
                                                                                      2012   2.183       2.447       29,254
                                                                                      2011   2.502       2.183       33,890
                                                                                      2010   1.988       2.502       29,033
                                                                                      2009   1.454       1.988       58,125
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   2.160       1.787       12,596
                                                                                      2017   1.891       2.160       42,242
                                                                                      2016   1.803       1.891       43,308
                                                                                      2015   1.970       1.803       44,516
                                                                                      2014   2.265       1.970       50,957
                                                                                      2013   1.882       2.265       57,853
                                                                                      2012   1.626       1.882       64,326
                                                                                      2011   1.859       1.626       69,229
                                                                                      2010   1.752       1.859       67,513
                                                                                      2009   1.306       1.752       68,376
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.545       1.564           --
                                                                                      2009   1.256       1.545           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.912       2.043           --
                                                                                      2010   1.570       1.912           --
                                                                                      2009   1.023       1.570           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   3.153       2.828           --
                                                                                      2017   2.770       3.153           --
                                                                                      2016   2.797       2.770           --
                                                                                      2015   2.908       2.797           --
                                                                                      2014   2.468       2.908           --
                                                                                      2013   1.706       2.468           --
                                                                                      2012   1.468       1.706          358
                                                                                      2011   1.464       1.468          360
                                                                                      2010   1.197       1.464          362
                                                                                      2009   0.909       1.197          365
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.934       1.941           --
                                                                                      2013   1.495       1.934       17,931
                                                                                      2012   1.329       1.495       17,939
                                                                                      2011   1.447       1.329       17,948
                                                                                      2010   1.268       1.447       17,959
                                                                                      2009   1.002       1.268       17,971
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.776       2.670           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   2.373       2.776           --
                                                                                 2016   2.209       2.373           --
                                                                                 2015   2.221       2.209           --
                                                                                 2014   2.045       2.221           --
                                                                                 2013   1.607       2.045           --
                                                                                 2012   1.416       1.607           --
                                                                                 2011   1.410       1.416           --
                                                                                 2010   1.279       1.410           --
                                                                                 2009   1.070       1.279           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   3.056       2.991        3,607
                                                                                 2017   2.483       3.056        4,066
                                                                                 2016   2.362       2.483        4,253
                                                                                 2015   2.198       2.362        4,485
                                                                                 2014   1.970       2.198           --
                                                                                 2013   1.460       1.970           --
                                                                                 2012   1.240       1.460        3,638
                                                                                 2011   1.275       1.240        3,641
                                                                                 2010   1.186       1.275        3,643
                                                                                 2009   0.851       1.186        3,646
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.712       2.419           --
                                                                                 2017   2.413       2.712           --
                                                                                 2016   2.182       2.413           --
                                                                                 2015   2.295       2.182           --
                                                                                 2014   2.099       2.295           --
                                                                                 2013   1.620       2.099           --
                                                                                 2012   1.421       1.620       13,589
                                                                                 2011   1.384       1.421           --
                                                                                 2010   1.291       1.384       12,957
                                                                                 2009   1.060       1.291       12,968
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   3.898       3.945           --
                                                                                 2017   3.205       3.898           --
                                                                                 2016   3.095       3.205           --
                                                                                 2015   3.307       3.095           --
                                                                                 2014   3.246       3.307           --
                                                                                 2013   2.255       3.246           --
                                                                                 2012   1.930       2.255           --
                                                                                 2011   1.945       1.930           --
                                                                                 2010   1.587       1.945           --
                                                                                 2009   1.136       1.587           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.940       0.914           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.947       0.934           --
                                                                                 2010   0.886       0.947           --
                                                                                 2009   0.771       0.886           --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.152       1.188           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.449       1.550           --
                                                                                 2013   1.247       1.449           --
                                                                                 2012   1.151       1.247           --
                                                                                 2011   1.177       1.151           --
                                                                                 2010   1.072       1.177           --
                                                                                 2009   0.892       1.072           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   1.003       0.971           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.813       0.832           --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   3.247       2.888       110,382
                                                                                       2017   2.524       3.247       138,788
                                                                                       2016   2.564       2.524       163,400
                                                                                       2015   2.451       2.564       217,456
                                                                                       2014   2.449       2.451       464,356
                                                                                       2013   1.938       2.449       649,146
                                                                                       2012   1.617       1.938       690,699
                                                                                       2011   1.814       1.617       797,771
                                                                                       2010   1.659       1.814       924,544
                                                                                       2009   1.192       1.659     1,044,018
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.038       2.964       813,543
                                                                                       2017   2.420       3.038       956,405
                                                                                       2016   2.260       2.420     1,014,901
                                                                                       2015   2.162       2.260     1,173,505
                                                                                       2014   2.037       2.162     1,807,670
                                                                                       2013   1.600       2.037     2,384,674
                                                                                       2012   1.388       1.600     2,716,642
                                                                                       2011   1.482       1.388     2,970,575
                                                                                       2010   1.276       1.482     3,446,041
                                                                                       2009   0.936       1.276     3,909,891
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.560       2.459       643,492
                                                                                       2017   2.138       2.560       783,195
                                                                                       2016   1.960       2.138       958,403
                                                                                       2015   1.975       1.960     1,083,336
                                                                                       2014   1.825       1.975     1,602,810
                                                                                       2013   1.397       1.825     2,413,083
                                                                                       2012   1.216       1.397     2,701,226
                                                                                       2011   1.266       1.216     3,094,800
                                                                                       2010   1.161       1.266     3,467,359
                                                                                       2009   0.905       1.161     3,592,504
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.124       2.026        64,047
                                                                                       2017   2.007       2.124        71,426
                                                                                       2016   1.793       2.007        71,473
                                                                                       2015   1.902       1.793        77,311
                                                                                       2014   1.878       1.902       252,256
                                                                                       2013   1.747       1.878       368,255
                                                                                       2012   1.528       1.747       404,634
                                                                                       2011   1.522       1.528       420,297
                                                                                       2010   1.339       1.522       367,542
                                                                                       2009   0.929       1.339       493,560
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.519       1.336            --
                                                                                       2017   1.263       1.519         2,434
                                                                                       2016   1.184       1.263         4,559
                                                                                       2015   1.236       1.184         7,002
                                                                                       2014   1.202       1.236       131,419
                                                                                       2013   0.949       1.202       327,249
                                                                                       2012   0.831       0.949       444,424
                                                                                       2011   0.975       0.831       452,213
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.665       1.381       127,078
                                                                                       2017   1.524       1.665       151,299
                                                                                       2016   1.187       1.524       179,074
                                                                                       2015   1.282       1.187       235,259
                                                                                       2014   1.289       1.282       757,076
                                                                                       2013   0.995       1.289     1,121,851
                                                                                       2012   0.862       0.995     1,367,859
                                                                                       2011   0.968       0.862     1,433,184
                                                                                       2010   0.825       0.968     1,501,589
                                                                                       2009   0.667       0.825     1,778,406
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.399       2.014       395,335
                                                                                       2017   1.911       2.399       410,539
                                                                                       2016   1.752       1.911       474,837
                                                                                       2015   2.078       1.752       524,844
                                                                                       2014   2.272       2.078       759,164
                                                                                       2013   2.445       2.272       398,185
                                                                                       2012   2.102       2.445       359,674
                                                                                       2011   2.643       2.102       377,152
                                                                                       2010   2.185       2.643       389,471
                                                                                       2009   1.322       2.185       430,807

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.820       0.778            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.533       2.322        30,044
                                                                                    2017   2.124       2.533        64,147
                                                                                    2016   2.005       2.124        72,339
                                                                                    2015   1.962       2.005        83,887
                                                                                    2014   1.765       1.962       185,107
                                                                                    2013   1.345       1.765       272,938
                                                                                    2012   1.211       1.345       262,350
                                                                                    2011   1.236       1.211       331,624
                                                                                    2010   1.122       1.236       411,768
                                                                                    2009   0.962       1.122       447,645
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.168       1.047       133,225
                                                                                    2017   1.075       1.168       152,454
                                                                                    2016   1.087       1.075       175,784
                                                                                    2015   1.125       1.087       202,806
                                                                                    2014   1.012       1.125       403,380
                                                                                    2013   0.997       1.012       582,588
                                                                                    2012   0.807       0.997       613,356
                                                                                    2011   0.871       0.807       687,124
                                                                                    2010   0.765       0.871       788,405
                                                                                    2009   0.579       0.765       905,831
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.321       2.413            --
                                                                                    2013   1.838       2.321       468,240
                                                                                    2012   1.530       1.838       554,192
                                                                                    2011   1.687       1.530       749,805
                                                                                    2010   1.572       1.687       776,075
                                                                                    2009   1.122       1.572       862,979
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   2.967       2.705       161,696
                                                                                    2017   2.555       2.967       180,224
                                                                                    2016   2.537       2.555       193,062
                                                                                    2015   2.696       2.537       246,225
                                                                                    2014   2.405       2.696       359,176
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.783       2.076        50,008
                                                                                    2017   2.175       2.783        62,025
                                                                                    2016   2.051       2.175        78,292
                                                                                    2015   2.191       2.051       106,431
                                                                                    2014   2.370       2.191       170,166
                                                                                    2013   1.852       2.370       197,978
                                                                                    2012   1.463       1.852       215,044
                                                                                    2011   1.738       1.463       215,166
                                                                                    2010   1.523       1.738       250,592
                                                                                    2009   1.002       1.523       312,495
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.442       2.098       273,913
                                                                                    2017   2.115       2.442       381,477
                                                                                    2016   1.843       2.115       497,769
                                                                                    2015   2.004       1.843       590,810
                                                                                    2014   1.874       2.004       753,109
                                                                                    2013   1.415       1.874       434,350
                                                                                    2012   1.220       1.415       586,063
                                                                                    2011   1.266       1.220       619,158
                                                                                    2010   1.127       1.266       640,434
                                                                                    2009   0.906       1.127       829,741
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.820       2.517        42,958
                                                                                    2017   2.295       2.820        45,400
                                                                                    2016   2.100       2.295        47,828
                                                                                    2015   2.178       2.100        48,859
                                                                                    2014   2.058       2.178        58,518
                                                                                    2013   1.497       2.058        76,592
                                                                                    2012   1.291       1.497        70,465
                                                                                    2011   1.331       1.291        71,035
                                                                                    2010   1.076       1.331        49,225
                                                                                    2009   0.820       1.076        57,435
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.194       1.851        12,538

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.164       2.194        13,197
                                                                              2016   1.691       2.164        13,420
                                                                              2015   1.864       1.691        14,401
                                                                              2014   1.820       1.864        30,270
                                                                              2013   1.396       1.820        51,016
                                                                              2012   1.234       1.396        45,542
                                                                              2011   1.404       1.234        39,649
                                                                              2010   1.201       1.404        68,812
                                                                              2009   0.951       1.201        43,078
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.885       0.874            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.801       1.852            --
                                                                              2015   1.876       1.801       164,971
                                                                              2014   1.825       1.876       214,165
                                                                              2013   1.724       1.825       210,599
                                                                              2012   1.558       1.724       163,346
                                                                              2011   1.519       1.558       171,336
                                                                              2010   1.372       1.519       170,851
                                                                              2009   1.023       1.372       186,401
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.024       1.702       168,791
                                                                              2017   1.614       2.024       192,791
                                                                              2016   1.665       1.614       246,198
                                                                              2015   1.732       1.665       306,907
                                                                              2014   1.903       1.732       341,181
                                                                              2013   1.631       1.903       375,954
                                                                              2012   1.429       1.631       423,883
                                                                              2011   1.636       1.429       514,171
                                                                              2010   1.501       1.636       542,075
                                                                              2009   1.166       1.501       554,678
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.499       1.621            --
                                                                              2012   1.451       1.499        61,869
                                                                              2011   1.564       1.451        63,174
                                                                              2010   1.297       1.564        67,963
                                                                              2009   0.967       1.297        85,165
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.026       1.110            --
                                                                              2012   0.996       1.026       473,681
                                                                              2011   1.075       0.996       505,149
                                                                              2010   0.895       1.075       463,499
                                                                              2009   0.669       0.895       398,822
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.727       1.467     1,157,535
                                                                              2017   1.291       1.727     1,362,800
                                                                              2016   1.317       1.291     1,801,133
                                                                              2015   1.295       1.317     1,972,799
                                                                              2014   1.296       1.295     2,468,409
                                                                              2013   1.042       1.296     3,007,046
                                                                              2012   0.879       1.042     3,633,207
                                                                              2011   0.981       0.879     3,846,523
                                                                              2010   0.865       0.981     4,047,274
                                                                              2009   0.633       0.865     4,693,468
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.303       1.248       205,649
                                                                              2017   1.283       1.303       221,163
                                                                              2016   1.247       1.283       213,667
                                                                              2015   1.313       1.247       248,015
                                                                              2014   1.301       1.313       810,336
                                                                              2013   1.461       1.301       771,143
                                                                              2012   1.367       1.461     1,013,468
                                                                              2011   1.253       1.367     1,151,093
                                                                              2010   1.186       1.253     1,238,422
                                                                              2009   1.024       1.186     1,265,695
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.444       1.409     1,090,919
                                                                              2017   1.413       1.444     1,329,135
                                                                              2016   1.407       1.413     1,542,068
                                                                              2015   1.439       1.407     1,712,340
                                                                              2014   1.411       1.439     2,841,353
                                                                              2013   1.471       1.411     3,776,771
                                                                              2012   1.376       1.471     3,883,138
                                                                              2011   1.364       1.376     4,148,350
                                                                              2010   1.289       1.364     2,490,762
                                                                              2009   1.161       1.289     2,713,340

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.872       1.880            --
                                                                           2015   1.913       1.872            --
                                                                           2014   1.759       1.913        12,569
                                                                           2013   1.351       1.759        25,431
                                                                           2012   1.249       1.351        25,650
                                                                           2011   1.338       1.249        25,596
                                                                           2010   1.177       1.338        25,589
                                                                           2009   0.971       1.177        27,163
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.611       1.649            --
                                                                           2015   1.669       1.611       184,095
                                                                           2014   1.631       1.669       388,328
                                                                           2013   1.642       1.631       458,212
                                                                           2012   1.504       1.642       478,491
                                                                           2011   1.484       1.504       482,061
                                                                           2010   1.352       1.484       520,864
                                                                           2009   1.038       1.352       679,018
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.604       1.673            --
                                                                           2012   1.463       1.604        61,352
                                                                           2011   1.817       1.463        42,051
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.735       1.542       440,847
                                                                           2017   1.517       1.735       568,657
                                                                           2016   1.337       1.517       626,924
                                                                           2015   1.418       1.337       698,603
                                                                           2014   1.279       1.418     1,171,083
                                                                           2013   0.978       1.279     1,476,445
                                                                           2012   0.847       0.978     1,661,874
                                                                           2011   0.902       0.847     1,844,292
                                                                           2010   0.788       0.902     2,043,400
                                                                           2009   0.681       0.788     2,318,149
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.336       2.078        23,488
                                                                           2017   2.040       2.336        34,317
                                                                           2016   1.796       2.040        30,644
                                                                           2015   1.903       1.796        35,892
                                                                           2014   1.751       1.903       107,878
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.489       1.309       193,158
                                                                           2017   1.390       1.489       239,362
                                                                           2016   1.230       1.390       263,783
                                                                           2015   1.382       1.230       256,971
                                                                           2014   1.288       1.382       610,432
                                                                           2013   1.011       1.288       830,149
                                                                           2012   0.901       1.011       899,878
                                                                           2011   0.956       0.901     1,026,784
                                                                           2010   0.779       0.956     1,071,669
                                                                           2009   0.629       0.779     1,401,084
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.278       1.246        21,234
                                                                           2017   1.255       1.278        46,605
                                                                           2016   1.244       1.255        27,151
                                                                           2015   1.264       1.244        61,996
                                                                           2014   1.207       1.264       166,391
                                                                           2013   1.243       1.207       306,651
                                                                           2012   1.182       1.243       280,725
                                                                           2011   1.134       1.182       352,335
                                                                           2010   1.070       1.134       390,685
                                                                           2009   0.999       1.070       559,412
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.079       2.083        44,330
                                                                           2017   1.587       2.079        55,926
                                                                           2016   1.621       1.587        65,269
                                                                           2015   1.559       1.621        90,383
                                                                           2014   1.463       1.559       208,962
                                                                           2013   1.115       1.463       325,831
                                                                           2012   0.996       1.115       377,758
                                                                           2011   1.118       0.996       424,725
                                                                           2010   0.954       1.118       431,532
                                                                           2009   0.761       0.954       475,973
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.873       0.869     3,241,819

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.884
                                                                                           2016   0.901
                                                                                           2015   0.921
                                                                                           2014   0.941
                                                                                           2013   0.962
                                                                                           2012   0.984
                                                                                           2011   1.005
                                                                                           2010   1.028
                                                                                           2009   1.046
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.334
                                                                                           2017   1.275
                                                                                           2016   1.247
                                                                                           2015   1.282
                                                                                           2014   1.254
                                                                                           2013   1.230
                                                                                           2012   1.151
                                                                                           2011   1.140
                                                                                           2010   1.059
                                                                                           2009   0.898
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.415
                                                                                           2017   1.308
                                                                                           2016   1.260
                                                                                           2015   1.302
                                                                                           2014   1.268
                                                                                           2013   1.169
                                                                                           2012   1.072
                                                                                           2011   1.085
                                                                                           2010   0.994
                                                                                           2009   0.822
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.476
                                                                                           2017   1.315
                                                                                           2016   1.255
                                                                                           2015   1.300
                                                                                           2014   1.265
                                                                                           2013   1.096
                                                                                           2012   0.989
                                                                                           2011   1.025
                                                                                           2010   0.926
                                                                                           2009   0.748
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.520
                                                                                           2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.245
                                                                                           2013   1.024
                                                                                           2012   0.907
                                                                                           2011   0.964
                                                                                           2010   0.859
                                                                                           2009   0.680
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.853
                                                                                           2017   1.645
                                                                                           2016   1.571
                                                                                           2015   1.566
                                                                                           2014   1.448
                                                                                           2013   1.227
                                                                                           2012   1.117
                                                                                           2011   1.100
                                                                                           2010   1.025
                                                                                           2009   0.887
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.029
                                                                                           2017   1.742
                                                                                           2016   1.659
                                                                                           2015   1.656
                                                                                           2014   1.530
                                                                                           2013   1.170
                                                                                           2012   1.060
                                                                                           2011   1.129
                                                                                           2010   1.030
                                                                                           2009   0.798



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.873      5,112,959
                                                                                           0.884      3,269,265
                                                                                           0.901      3,761,731
                                                                                           0.921      4,768,675
                                                                                           0.941      4,784,533
                                                                                           0.962      5,447,560
                                                                                           0.984      5,574,947
                                                                                           1.005      5,758,011
                                                                                           1.028      7,628,176
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.270        580,046
                                                                                           1.334        602,958
                                                                                           1.275        690,878
                                                                                           1.247        644,224
                                                                                           1.282        671,007
                                                                                           1.254        762,184
                                                                                           1.230        752,126
                                                                                           1.151        764,076
                                                                                           1.140        621,182
                                                                                           1.059        722,607
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.323        107,922
                                                                                           1.415        138,824
                                                                                           1.308        138,855
                                                                                           1.260        181,999
                                                                                           1.302        522,655
                                                                                           1.268        597,979
                                                                                           1.169        751,400
                                                                                           1.072        741,163
                                                                                           1.085        628,820
                                                                                           0.994        317,946
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.356     17,386,193
                                                                                           1.476     18,897,734
                                                                                           1.315     21,483,983
                                                                                           1.255     23,745,286
                                                                                           1.300     25,102,270
                                                                                           1.265      1,963,839
                                                                                           1.096      2,016,439
                                                                                           0.989      2,026,546
                                                                                           1.025      2,048,328
                                                                                           0.926      2,123,102
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.366     54,322,052
                                                                                           1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
                                                                                           1.245        396,512
                                                                                           1.024        504,854
                                                                                           0.907        933,091
                                                                                           0.964      1,284,074
                                                                                           0.859      1,347,042
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.744         81,546
                                                                                           1.853         84,778
                                                                                           1.645         86,346
                                                                                           1.571        144,717
                                                                                           1.566        181,664
                                                                                           1.448        361,342
                                                                                           1.227        350,182
                                                                                           1.117        353,357
                                                                                           1.100        476,141
                                                                                           1.025        471,185
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.983          6,394
                                                                                           2.029          6,489
                                                                                           1.742         15,364
                                                                                           1.659         27,798
                                                                                           1.656        173,766
                                                                                           1.530        274,885
                                                                                           1.170        240,600
                                                                                           1.060        304,655
                                                                                           1.129        300,993
                                                                                           1.030        421,963

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.711       0.741            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.130       1.241            --
                                                                          2012   0.999       1.130       717,294
                                                                          2011   1.089       0.999       786,607
                                                                          2010   0.973       1.089       829,482
                                                                          2009   0.817       0.973       880,256
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.532       2.334        24,394
                                                                          2017   2.069       2.532        26,608
                                                                          2016   2.008       2.069        28,556
                                                                          2015   1.998       2.008        52,281
                                                                          2014   1.839       1.998       175,775
                                                                          2013   1.417       1.839       229,575
                                                                          2012   1.307       1.417       239,819
                                                                          2011   1.379       1.307       220,475
                                                                          2010   1.224       1.379       238,600
                                                                          2009   0.838       1.224       252,987
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                          2010   0.799       0.905       523,582
                                                                          2009   0.621       0.799       465,327
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   2.008       1.869       332,787
                                                                          2017   1.693       2.008       386,436
                                                                          2016   1.554       1.693       427,547
                                                                          2015   1.574       1.554       388,325
                                                                          2014   1.422       1.574       551,244
                                                                          2013   1.104       1.422       904,807
                                                                          2012   0.978       1.104       985,031
                                                                          2011   0.984       0.978       744,065
                                                                          2010   0.878       0.984       878,891
                                                                          2009   0.717       0.878     1,033,347
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   1.883       1.736       443,387
                                                                          2017   1.715       1.883       564,229
                                                                          2016   1.609       1.715       561,133
                                                                          2015   1.651       1.609       712,342
                                                                          2014   1.556       1.651     1,084,396
                                                                          2013   1.340       1.556     1,463,978
                                                                          2012   1.230       1.340     1,558,668
                                                                          2011   1.230       1.230     1,779,668
                                                                          2010   1.145       1.230     1,847,901
                                                                          2009   0.988       1.145     2,157,425
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.504       2.203       319,215
                                                                          2017   2.169       2.504       328,728
                                                                          2016   1.938       2.169       350,274
                                                                          2015   1.984       1.938       403,134
                                                                          2014   1.831       1.984       652,708
                                                                          2013   1.379       1.831       830,630
                                                                          2012   1.208       1.379       404,317
                                                                          2011   1.225       1.208       448,332
                                                                          2010   1.124       1.225       486,463
                                                                          2009   0.951       1.124       566,943
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.570       2.345            --
                                                                          2017   2.269       2.570            --
                                                                          2016   1.955       2.269         1,825
                                                                          2015   1.987       1.955         2,917
                                                                          2014   2.031       1.987         4,152
                                                                          2013   1.633       2.031        26,461
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.739       1.582       274,907
                                                                          2017   1.539       1.739       356,154
                                                                          2016   1.329       1.539       305,653
                                                                          2015   1.354       1.329       342,437
                                                                          2014   1.388       1.354       379,861
                                                                          2013   1.117       1.388       441,462
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.339       2.262        26,192

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.791
                                                                                           2016    1.804
                                                                                           2015    1.668
                                                                                           2014    1.567
                                                                                           2013    1.154
                                                                                           2012    0.994
                                                                                           2011    1.030
                                                                                           2010    0.902
                                                                                           2009    0.645
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.999
                                                                                           2017    2.502
                                                                                           2016    2.294
                                                                                           2015    2.289
                                                                                           2014    2.194
                                                                                           2013    1.555
                                                                                           2012    1.372
                                                                                           2011    1.382
                                                                                           2010    1.049
                                                                                           2009    0.774
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   29.063
   .
                                                                                           2017   27.449
                                                                                           2016   26.579
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.117
                                                                                           2017    1.118
                                                                                           2016    1.127
                                                                                           2015    1.144
                                                                                           2014    1.135
                                                                                           2013    1.168
                                                                                           2012    1.153
                                                                                           2011    1.115
                                                                                           2010    1.076
                                                                                           2009    1.053
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    2.954
                                                                                           2017    2.483
                                                                                           2016    2.356
                                                                                           2015    2.399
                                                                                           2014    2.196
                                                                                           2013    1.714
                                                                                           2012    1.509
                                                                                           2011    1.587
                                                                                           2010    1.387
                                                                                           2009    1.047
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.614
                                                                                           2017    2.164
                                                                                           2016    2.154
                                                                                           2015    2.180
                                                                                           2014    2.014
                                                                                           2013    1.489
                                                                                           2012    1.245
                                                                                           2011    1.309
                                                                                           2010    1.134
                                                                                           2009    0.854
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    3.764
                                                                                           2017    3.192
                                                                                           2016    2.915
                                                                                           2015    3.029
                                                                                           2014    2.920
                                                                                           2013    2.197
                                                                                           2012    1.961
                                                                                           2011    2.248
                                                                                           2010    1.788
                                                                                           2009    1.308
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    1.955



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.339       22,711
                                                                                            1.791       23,033
                                                                                            1.804       43,356
                                                                                            1.668       79,960
                                                                                            1.567      115,776
                                                                                            1.154      130,480
                                                                                            0.994      197,401
                                                                                            1.030      296,460
                                                                                            0.902      386,707
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.735       70,123
                                                                                            2.999       97,091
                                                                                            2.502      108,025
                                                                                            2.294      122,756
                                                                                            2.289      307,211
                                                                                            2.194      381,437
                                                                                            1.555      467,633
                                                                                            1.372      580,971
                                                                                            1.382      733,074
                                                                                            1.049      999,289
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 27.348       15,066
   .
                                                                                           29.063       16,282
                                                                                           27.449       17,085
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.105       46,672
                                                                                            1.117       57,761
                                                                                            1.118       57,537
                                                                                            1.127       66,219
                                                                                            1.144      179,835
                                                                                            1.135      200,803
                                                                                            1.168      349,518
                                                                                            1.153      382,110
                                                                                            1.115      414,144
                                                                                            1.076      395,891
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.697      465,427
                                                                                            2.954      450,529
                                                                                            2.483      541,604
                                                                                            2.356      587,956
                                                                                            2.399      782,093
                                                                                            2.196    1,003,752
                                                                                            1.714    1,127,745
                                                                                            1.509    1,198,636
                                                                                            1.587    1,284,388
                                                                                            1.387    1,399,567
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.425           --
                                                                                            2.614           --
                                                                                            2.164           --
                                                                                            2.154        1,300
                                                                                            2.180        3,048
                                                                                            2.014        3,371
                                                                                            1.489        3,656
                                                                                            1.245        3,889
                                                                                            1.309        4,158
                                                                                            1.134        4,438
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.137      218,611
                                                                                            3.764      220,609
                                                                                            3.192      233,239
                                                                                            2.915      263,621
                                                                                            3.029      492,440
                                                                                            2.920      639,701
                                                                                            2.197      749,249
                                                                                            1.961      785,623
                                                                                            2.248      797,891
                                                                                            1.788      950,303
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.617      368,104

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.713       1.955       440,691
                                                                                  2016   1.634       1.713       479,912
                                                                                  2015   1.786       1.634       519,557
                                                                                  2014   2.054       1.786       679,678
                                                                                  2013   1.708       2.054       810,535
                                                                                  2012   1.477       1.708       892,122
                                                                                  2011   1.689       1.477       974,513
                                                                                  2010   1.593       1.689     1,045,008
                                                                                  2009   1.188       1.593     1,143,831
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.442       1.459            --
                                                                                  2009   1.173       1.442            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.708       1.824            --
                                                                                  2010   1.403       1.708        84,656
                                                                                  2009   0.914       1.403       110,409
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   2.849       2.554        81,523
                                                                                  2017   2.504       2.849       102,878
                                                                                  2016   2.529       2.504       133,913
                                                                                  2015   2.631       2.529       178,495
                                                                                  2014   2.234       2.631       234,058
                                                                                  2013   1.545       2.234       333,666
                                                                                  2012   1.331       1.545       352,281
                                                                                  2011   1.328       1.331       390,711
                                                                                  2010   1.086       1.328       459,942
                                                                                  2009   0.825       1.086       493,226
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.743       1.749            --
                                                                                  2013   1.348       1.743       272,027
                                                                                  2012   1.199       1.348       180,451
                                                                                  2011   1.306       1.199       204,240
                                                                                  2010   1.145       1.306       243,750
                                                                                  2009   0.905       1.145       240,105
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.539       2.440            --
                                                                                  2017   2.171       2.539            --
                                                                                  2016   2.022       2.171            --
                                                                                  2015   2.034       2.022            --
                                                                                  2014   1.873       2.034        18,925
                                                                                  2013   1.473       1.873        27,110
                                                                                  2012   1.299       1.473        48,085
                                                                                  2011   1.294       1.299        54,407
                                                                                  2010   1.175       1.294        63,454
                                                                                  2009   0.983       1.175        63,235
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   2.752       2.692        12,818
                                                                                  2017   2.236       2.752        13,245
                                                                                  2016   2.129       2.236        13,666
                                                                                  2015   1.982       2.129        37,228
                                                                                  2014   1.777       1.982        83,689
                                                                                  2013   1.318       1.777       158,022
                                                                                  2012   1.120       1.318       169,862
                                                                                  2011   1.152       1.120       200,841
                                                                                  2010   1.072       1.152       206,203
                                                                                  2009   0.770       1.072       207,644
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.414       2.152         7,079
                                                                                  2017   2.149       2.414         7,184
                                                                                  2016   1.944       2.149         7,373
                                                                                  2015   2.046       1.944        23,673
                                                                                  2014   1.872       2.046        52,277
                                                                                  2013   1.446       1.872       113,949
                                                                                  2012   1.269       1.446       126,729
                                                                                  2011   1.236       1.269       135,740
                                                                                  2010   1.154       1.236       141,934
                                                                                  2009   0.948       1.154       145,454
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   3.466       3.506        20,731

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   2.851       3.466        24,255
                                                                                2016   2.754       2.851        29,846
                                                                                2015   2.944       2.754        32,727
                                                                                2014   2.892       2.944        95,892
                                                                                2013   2.010       2.892       148,790
                                                                                2012   1.721       2.010       173,988
                                                                                2011   1.735       1.721       205,303
                                                                                2010   1.417       1.735       204,100
                                                                                2009   1.014       1.417       229,767
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.874       0.849            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.944       0.931            --
                                                                                2010   0.884       0.944       581,580
                                                                                2009   0.769       0.884       480,109
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.123       1.158            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.442       1.542        25,895
                                                                                2013   1.242       1.442        26,033
                                                                                2012   1.147       1.242        26,163
                                                                                2011   1.173       1.147        56,534
                                                                                2010   1.069       1.173        93,681
                                                                                2009   0.889       1.069        93,119
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   0.906       0.877            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.770       0.788            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   2.692       2.394           --
                                                                  2017   2.094       2.692           --
                                                                  2016   2.129       2.094           --
                                                                  2015   2.036       2.129           --
                                                                  2014   2.035       2.036           --
                                                                  2013   1.611       2.035           --
                                                                  2012   1.345       1.611           --
                                                                  2011   1.509       1.345           --
                                                                  2010   1.382       1.509           --
                                                                  2009   0.993       1.382           --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   2.620       2.555           --
                                                                  2017   2.089       2.620           --
                                                                  2016   1.951       2.089           --
                                                                  2015   1.867       1.951           --
                                                                  2014   1.760       1.867           --
                                                                  2013   1.384       1.760        2,998
                                                                  2012   1.200       1.384        3,007
                                                                  2011   1.283       1.200        3,018
                                                                  2010   1.105       1.283        3,031
                                                                  2009   0.811       1.105        3,045
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.208       2.120           --
                                                                  2017   1.845       2.208           --
                                                                  2016   1.692       1.845           --
                                                                  2015   1.706       1.692           --
                                                                  2014   1.577       1.706           --
                                                                  2013   1.208       1.577          902
                                                                  2012   1.052       1.208          905
                                                                  2011   1.096       1.052          908
                                                                  2010   1.006       1.096        3,138
                                                                  2009   0.784       1.006        9,180

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   1.947       1.856           --
                                                                                       2017   1.840       1.947           --
                                                                                       2016   1.645       1.840           --
                                                                                       2015   1.746       1.645           --
                                                                                       2014   1.725       1.746           --
                                                                                       2013   1.606       1.725           --
                                                                                       2012   1.405       1.606           --
                                                                                       2011   1.400       1.405           --
                                                                                       2010   1.232       1.400          851
                                                                                       2009   0.855       1.232        3,439
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.510       1.327           --
                                                                                       2017   1.256       1.510           --
                                                                                       2016   1.179       1.256           --
                                                                                       2015   1.230       1.179           --
                                                                                       2014   1.197       1.230           --
                                                                                       2013   0.946       1.197           --
                                                                                       2012   0.829       0.946           --
                                                                                       2011   0.973       0.829           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.655       1.372           --
                                                                                       2017   1.516       1.655           --
                                                                                       2016   1.181       1.516           --
                                                                                       2015   1.277       1.181           --
                                                                                       2014   1.284       1.277           --
                                                                                       2013   0.991       1.284           --
                                                                                       2012   0.860       0.991           --
                                                                                       2011   0.966       0.860           --
                                                                                       2010   0.824       0.966        1,313
                                                                                       2009   0.666       0.824        5,116
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   1.737       1.457          641
                                                                                       2017   1.384       1.737          641
                                                                                       2016   1.270       1.384        3,213
                                                                                       2015   1.507       1.270        3,213
                                                                                       2014   1.648       1.507        3,213
                                                                                       2013   1.774       1.648           --
                                                                                       2012   1.526       1.774           --
                                                                                       2011   1.920       1.526           --
                                                                                       2010   1.588       1.920           --
                                                                                       2009   0.961       1.588           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.725       0.687           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.289       2.097           --
                                                                                       2017   1.920       2.289           --
                                                                                       2016   1.813       1.920           --
                                                                                       2015   1.775       1.813           --
                                                                                       2014   1.598       1.775           --
                                                                                       2013   1.218       1.598           --
                                                                                       2012   1.098       1.218           --
                                                                                       2011   1.120       1.098           --
                                                                                       2010   1.018       1.120           --
                                                                                       2009   0.873       1.018           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.161       1.040           --
                                                                                       2017   1.070       1.161           --
                                                                                       2016   1.082       1.070           --
                                                                                       2015   1.120       1.082           --
                                                                                       2014   1.008       1.120           --
                                                                                       2013   0.993       1.008           --
                                                                                       2012   0.804       0.993           --
                                                                                       2011   0.869       0.804           --
                                                                                       2010   0.764       0.869          667
                                                                                       2009   0.578       0.764        2,714
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.027       2.107           --
                                                                                       2013   1.606       2.027           --
                                                                                       2012   1.337       1.606           --
                                                                                       2011   1.476       1.337           --
                                                                                       2010   1.376       1.476           --
                                                                                       2009   0.983       1.376           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   2.586       2.356           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.228       2.586            --
                                                                              2016   2.213       2.228            --
                                                                              2015   2.353       2.213            --
                                                                              2014   2.100       2.353            --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   2.384       1.778            --
                                                                              2017   1.864       2.384            --
                                                                              2016   1.759       1.864            --
                                                                              2015   1.880       1.759            --
                                                                              2014   2.035       1.880            --
                                                                              2013   1.591       2.035           861
                                                                              2012   1.257       1.591           864
                                                                              2011   1.495       1.257           867
                                                                              2010   1.310       1.495           871
                                                                              2009   0.862       1.310           875
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.109       1.811            --
                                                                              2017   1.828       2.109            --
                                                                              2016   1.594       1.828            --
                                                                              2015   1.733       1.594            --
                                                                              2014   1.622       1.733            --
                                                                              2013   1.225       1.622            --
                                                                              2012   1.057       1.225            --
                                                                              2011   1.097       1.057            --
                                                                              2010   0.977       1.097            --
                                                                              2009   0.786       0.977            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.803       2.500            --
                                                                              2017   2.282       2.803            --
                                                                              2016   2.089       2.282            --
                                                                              2015   2.167       2.089            --
                                                                              2014   2.049       2.167            --
                                                                              2013   1.491       2.049            --
                                                                              2012   1.287       1.491            --
                                                                              2011   1.327       1.287            --
                                                                              2010   1.073       1.327            --
                                                                              2009   0.818       1.073            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.180       1.838            --
                                                                              2017   2.152       2.180            --
                                                                              2016   1.682       2.152            --
                                                                              2015   1.855       1.682            --
                                                                              2014   1.812       1.855            --
                                                                              2013   1.391       1.812            --
                                                                              2012   1.230       1.391            --
                                                                              2011   1.400       1.230            --
                                                                              2010   1.198       1.400            --
                                                                              2009   0.949       1.198            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.883       0.872            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.642       1.688            --
                                                                              2015   1.712       1.642            --
                                                                              2014   1.665       1.712            --
                                                                              2013   1.575       1.665            --
                                                                              2012   1.423       1.575            --
                                                                              2011   1.388       1.423            --
                                                                              2010   1.255       1.388            --
                                                                              2009   0.936       1.255            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.723       1.449        63,509
                                                                              2017   1.375       1.723        70,905
                                                                              2016   1.419       1.375        92,067
                                                                              2015   1.477       1.419       105,168
                                                                              2014   1.624       1.477       125,938
                                                                              2013   1.393       1.624       123,988
                                                                              2012   1.221       1.393       183,252
                                                                              2011   1.398       1.221       185,757
                                                                              2010   1.284       1.398       246,499
                                                                              2009   0.998       1.284       285,027
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.229       1.329            --
                                                                              2012   1.191       1.229            --
                                                                              2011   1.283       1.191            --
                                                                              2010   1.065       1.283            --
                                                                              2009   0.794       1.065            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.022       1.105            --
                                                                          2012   0.993       1.022       169,411
                                                                          2011   1.072       0.993       186,468
                                                                          2010   0.893       1.072       223,296
                                                                          2009   0.667       0.893       229,127
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.717       1.458            --
                                                                          2017   1.284       1.717            --
                                                                          2016   1.310       1.284            --
                                                                          2015   1.289       1.310            --
                                                                          2014   1.291       1.289            --
                                                                          2013   1.039       1.291         1,134
                                                                          2012   0.877       1.039         1,137
                                                                          2011   0.979       0.877         1,141
                                                                          2010   0.864       0.979         1,146
                                                                          2009   0.632       0.864         1,151
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.249       1.195            --
                                                                          2017   1.230       1.249            --
                                                                          2016   1.196       1.230            --
                                                                          2015   1.260       1.196            --
                                                                          2014   1.249       1.260            --
                                                                          2013   1.404       1.249            --
                                                                          2012   1.313       1.404            --
                                                                          2011   1.205       1.313            --
                                                                          2010   1.141       1.205           947
                                                                          2009   0.986       1.141         3,545
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.423       1.388            --
                                                                          2017   1.393       1.423            --
                                                                          2016   1.388       1.393         9,416
                                                                          2015   1.420       1.388         9,048
                                                                          2014   1.394       1.420         8,980
                                                                          2013   1.453       1.394        29,696
                                                                          2012   1.360       1.453        25,290
                                                                          2011   1.349       1.360        24,862
                                                                          2010   1.275       1.349            --
                                                                          2009   1.149       1.275            --
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.684       1.691            --
                                                                          2015   1.722       1.684            --
                                                                          2014   1.584       1.722            --
                                                                          2013   1.217       1.584            --
                                                                          2012   1.126       1.217            --
                                                                          2011   1.206       1.126            --
                                                                          2010   1.062       1.206            --
                                                                          2009   0.876       1.062            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.602       1.639            --
                                                                          2015   1.660       1.602            --
                                                                          2014   1.623       1.660            --
                                                                          2013   1.635       1.623            --
                                                                          2012   1.498       1.635            --
                                                                          2011   1.479       1.498            --
                                                                          2010   1.348       1.479            --
                                                                          2009   1.036       1.348            --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.334       1.391            --
                                                                          2012   1.217       1.334            --
                                                                          2011   1.513       1.217            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.725       1.532            --
                                                                          2017   1.509       1.725            --
                                                                          2016   1.331       1.509            --
                                                                          2015   1.412       1.331            --
                                                                          2014   1.275       1.412            --
                                                                          2013   0.974       1.275         1,603
                                                                          2012   0.845       0.974         1,608
                                                                          2011   0.900       0.845         1,614
                                                                          2010   0.787       0.900         1,620
                                                                          2009   0.680       0.787         1,628
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.951       1.734            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.704       1.951            --
                                                                           2016   1.502       1.704            --
                                                                           2015   1.591       1.502            --
                                                                           2014   1.465       1.591            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.480       1.300            --
                                                                           2017   1.383       1.480            --
                                                                           2016   1.224       1.383            --
                                                                           2015   1.376       1.224            --
                                                                           2014   1.283       1.376            --
                                                                           2013   1.007       1.283            --
                                                                           2012   0.898       1.007            --
                                                                           2011   0.954       0.898            --
                                                                           2010   0.777       0.954         1,991
                                                                           2009   0.628       0.777         8,099
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.261       1.228            --
                                                                           2017   1.238       1.261            --
                                                                           2016   1.228       1.238            --
                                                                           2015   1.249       1.228            --
                                                                           2014   1.193       1.249            --
                                                                           2013   1.229       1.193            --
                                                                           2012   1.169       1.229            --
                                                                           2011   1.122       1.169            --
                                                                           2010   1.059       1.122            --
                                                                           2009   0.990       1.059            --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.861       1.864            --
                                                                           2017   1.421       1.861            --
                                                                           2016   1.452       1.421            --
                                                                           2015   1.398       1.452            --
                                                                           2014   1.313       1.398            --
                                                                           2013   1.000       1.313           909
                                                                           2012   0.895       1.000           912
                                                                           2011   1.005       0.895           915
                                                                           2010   0.858       1.005           919
                                                                           2009   0.684       0.858           923
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.876       0.872        18,084
                                                                           2017   0.888       0.876        16,900
                                                                           2016   0.905       0.888        15,603
                                                                           2015   0.926       0.905        16,196
                                                                           2014   0.947       0.926        22,502
                                                                           2013   0.968       0.947        35,188
                                                                           2012   0.991       0.968        31,491
                                                                           2011   1.013       0.991       169,646
                                                                           2010   1.036       1.013        38,483
                                                                           2009   1.055       1.036        62,582
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.326       1.262            --
                                                                           2017   1.268       1.326            --
                                                                           2016   1.241       1.268            --
                                                                           2015   1.277       1.241            --
                                                                           2014   1.250       1.277            --
                                                                           2013   1.226       1.250            --
                                                                           2012   1.148       1.226            --
                                                                           2011   1.137       1.148            --
                                                                           2010   1.057       1.137            --
                                                                           2009   0.897       1.057            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.407       1.315        23,139
                                                                           2017   1.301       1.407        25,722
                                                                           2016   1.254       1.301        25,417
                                                                           2015   1.296       1.254        28,221
                                                                           2014   1.264       1.296        56,757
                                                                           2013   1.165       1.264            --
                                                                           2012   1.069       1.165            --
                                                                           2011   1.082       1.069            --
                                                                           2010   0.992       1.082        42,696
                                                                           2009   0.821       0.992        44,924
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.468       1.347       253,239

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.308
                                                                                           2016   1.249
                                                                                           2015   1.294
                                                                                           2014   1.260
                                                                                           2013   1.092
                                                                                           2012   0.987
                                                                                           2011   1.023
                                                                                           2010   0.925
                                                                                           2009   0.747
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.511
                                                                                           2017   1.297
                                                                                           2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.241
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.840
                                                                                           2017   1.634
                                                                                           2016   1.562
                                                                                           2015   1.558
                                                                                           2014   1.441
                                                                                           2013   1.222
                                                                                           2012   1.112
                                                                                           2011   1.096
                                                                                           2010   1.022
                                                                                           2009   0.885
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.864
                                                                                           2017   1.601
                                                                                           2016   1.525
                                                                                           2015   1.523
                                                                                           2014   1.408
                                                                                           2013   1.077
                                                                                           2012   0.976
                                                                                           2011   1.040
                                                                                           2010   0.950
                                                                                           2009   0.736
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.640
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.005
                                                                                           2012   0.889
                                                                                           2011   0.969
                                                                                           2010   0.866
                                                                                           2009   0.728
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.133
                                                                                           2017   1.743
                                                                                           2016   1.693
                                                                                           2015   1.685
                                                                                           2014   1.552
                                                                                           2013   1.197
                                                                                           2012   1.104
                                                                                           2011   1.166
                                                                                           2010   1.035
                                                                                           2009   0.709
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.902
                                                                                           2010   0.798
                                                                                           2009   0.621
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   1.995
                                                                                           2017   1.683
                                                                                           2016   1.546
                                                                                           2015   1.566
                                                                                           2014   1.417
                                                                                           2013   1.100
                                                                                           2012   0.975
                                                                                           2011   0.981
                                                                                           2010   0.876
                                                                                           2009   0.715



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.468       479,567
                                                                                           1.308       531,574
                                                                                           1.249       572,867
                                                                                           1.294     1,022,027
                                                                                           1.260            --
                                                                                           1.092            --
                                                                                           0.987            --
                                                                                           1.023        86,790
                                                                                           0.925        91,292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.358         9,738
                                                                                           1.511         9,764
                                                                                           1.297         9,793
                                                                                           1.227         9,824
                                                                                           1.276       121,519
                                                                                           1.241            --
                                                                                           1.021            --
                                                                                           0.905            --
                                                                                           0.962            --
                                                                                           0.857            --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.731            --
                                                                                           1.840            --
                                                                                           1.634            --
                                                                                           1.562            --
                                                                                           1.558            --
                                                                                           1.441            --
                                                                                           1.222            --
                                                                                           1.112            --
                                                                                           1.096            --
                                                                                           1.022            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.820            --
                                                                                           1.864            --
                                                                                           1.601            --
                                                                                           1.525            --
                                                                                           1.523            --
                                                                                           1.408            --
                                                                                           1.077            --
                                                                                           0.976            --
                                                                                           1.040            --
                                                                                           0.950            --
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.666            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.104            --
                                                                                           1.005            --
                                                                                           0.889            --
                                                                                           0.969            --
                                                                                           0.866            --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.965            --
                                                                                           2.133            --
                                                                                           1.743            --
                                                                                           1.693            --
                                                                                           1.685            --
                                                                                           1.552            --
                                                                                           1.197            --
                                                                                           1.104            --
                                                                                           1.166            --
                                                                                           1.035            --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.976            --
                                                                                           0.902        44,777
                                                                                           0.798        47,070
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.856            --
                                                                                           1.995            --
                                                                                           1.683        48,362
                                                                                           1.546        48,362
                                                                                           1.566            --
                                                                                           1.417           982
                                                                                           1.100           985
                                                                                           0.975           989
                                                                                           0.981           993
                                                                                           0.876           997

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    1.749
                                                                                           2017    1.594
                                                                                           2016    1.496
                                                                                           2015    1.536
                                                                                           2014    1.449
                                                                                           2013    1.247
                                                                                           2012    1.146
                                                                                           2011    1.147
                                                                                           2010    1.067
                                                                                           2009    0.922
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.487
                                                                                           2017    2.155
                                                                                           2016    1.927
                                                                                           2015    1.974
                                                                                           2014    1.822
                                                                                           2013    1.373
                                                                                           2012    1.204
                                                                                           2011    1.221
                                                                                           2010    1.120
                                                                                           2009    0.948
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.102
                                                                                           2017    1.857
                                                                                           2016    1.600
                                                                                           2015    1.627
                                                                                           2014    1.664
                                                                                           2013    1.338
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.728
                                                                                           2017    1.530
                                                                                           2016    1.322
                                                                                           2015    1.347
                                                                                           2014    1.382
                                                                                           2013    1.113
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.325
                                                                                           2017    1.782
                                                                                           2016    1.795
                                                                                           2015    1.661
                                                                                           2014    1.561
                                                                                           2013    1.150
                                                                                           2012    0.992
                                                                                           2011    1.028
                                                                                           2010    0.901
                                                                                           2009    0.644
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.295
                                                                                           2017    1.916
                                                                                           2016    1.758
                                                                                           2015    1.754
                                                                                           2014    1.682
                                                                                           2013    1.194
                                                                                           2012    1.053
                                                                                           2011    1.062
                                                                                           2010    0.806
                                                                                           2009    0.595
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   28.728
   .
                                                                                           2017   27.147
                                                                                           2016   26.295
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.109
                                                                                           2017    1.111
                                                                                           2016    1.120
                                                                                           2015    1.138
                                                                                           2014    1.130
                                                                                           2013    1.162
                                                                                           2012    1.149
                                                                                           2011    1.112
                                                                                           2010    1.073
                                                                                           2009    1.050
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    2.531



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.612           --
                                                                                            1.749           --
                                                                                            1.594           --
                                                                                            1.496           --
                                                                                            1.536           --
                                                                                            1.449           --
                                                                                            1.247           --
                                                                                            1.146           --
                                                                                            1.147           --
                                                                                            1.067           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.187           --
                                                                                            2.487           --
                                                                                            2.155           --
                                                                                            1.927           --
                                                                                            1.974           --
                                                                                            1.822           --
                                                                                            1.373           --
                                                                                            1.204           --
                                                                                            1.221           --
                                                                                            1.120           --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  1.917           --
                                                                                            2.102           --
                                                                                            1.857           --
                                                                                            1.600           --
                                                                                            1.627           --
                                                                                            1.664           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.572       40,795
                                                                                            1.728       44,335
                                                                                            1.530       67,311
                                                                                            1.322      101,289
                                                                                            1.347      105,519
                                                                                            1.382      104,748
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.247           --
                                                                                            2.325           --
                                                                                            1.782           --
                                                                                            1.795           --
                                                                                            1.661           --
                                                                                            1.561           --
                                                                                            1.150       44,052
                                                                                            0.992       69,300
                                                                                            1.028       95,479
                                                                                            0.901       93,761
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.092       21,204
                                                                                            2.295       23,204
                                                                                            1.916       30,794
                                                                                            1.758       31,434
                                                                                            1.754       34,056
                                                                                            1.682       34,920
                                                                                            1.194       89,619
                                                                                            1.053      104,398
                                                                                            1.062      145,734
                                                                                            0.806      145,314
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 27.019           --
   .
                                                                                           28.728           --
                                                                                           27.147           --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.096           --
                                                                                            1.109           --
                                                                                            1.111           --
                                                                                            1.120           --
                                                                                            1.138           --
                                                                                            1.130           --
                                                                                            1.162           --
                                                                                            1.149           --
                                                                                            1.112           --
                                                                                            1.073           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.310           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.129       2.531           --
                                                                                      2016   2.021       2.129           --
                                                                                      2015   2.058       2.021           --
                                                                                      2014   1.886       2.058           --
                                                                                      2013   1.473       1.886           --
                                                                                      2012   1.297       1.473           --
                                                                                      2011   1.364       1.297           --
                                                                                      2010   1.193       1.364        1,361
                                                                                      2009   0.901       1.193        5,254
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.470       2.290           --
                                                                                      2017   2.046       2.470           --
                                                                                      2016   2.038       2.046           --
                                                                                      2015   2.063       2.038           --
                                                                                      2014   1.907       2.063           --
                                                                                      2013   1.411       1.907           --
                                                                                      2012   1.180       1.411           --
                                                                                      2011   1.242       1.180           --
                                                                                      2010   1.076       1.242           --
                                                                                      2009   0.811       1.076           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   2.901       2.417           --
                                                                                      2017   2.461       2.901           --
                                                                                      2016   2.249       2.461           --
                                                                                      2015   2.338       2.249           --
                                                                                      2014   2.256       2.338           --
                                                                                      2013   1.698       2.256           --
                                                                                      2012   1.516       1.698           --
                                                                                      2011   1.739       1.516           --
                                                                                      2010   1.383       1.739           --
                                                                                      2009   1.012       1.383           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   1.590       1.314           --
                                                                                      2017   1.393       1.590           --
                                                                                      2016   1.330       1.393           --
                                                                                      2015   1.454       1.330           --
                                                                                      2014   1.674       1.454           --
                                                                                      2013   1.392       1.674           --
                                                                                      2012   1.204       1.392           --
                                                                                      2011   1.378       1.204           --
                                                                                      2010   1.300       1.378        1,289
                                                                                      2009   0.970       1.300        4,681
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.233       1.248           --
                                                                                      2009   1.004       1.233           --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.422       1.519           --
                                                                                      2010   1.169       1.422           --
                                                                                      2009   0.762       1.169           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   2.389       2.141           --
                                                                                      2017   2.101       2.389           --
                                                                                      2016   2.123       2.101           --
                                                                                      2015   2.210       2.123           --
                                                                                      2014   1.877       2.210           --
                                                                                      2013   1.299       1.877           --
                                                                                      2012   1.119       1.299           --
                                                                                      2011   1.117       1.119           --
                                                                                      2010   0.914       1.117           --
                                                                                      2009   0.695       0.914           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.459       1.463           --
                                                                                      2013   1.129       1.459           --
                                                                                      2012   1.004       1.129           --
                                                                                      2011   1.095       1.004           --
                                                                                      2010   0.960       1.095           --
                                                                                      2009   0.759       0.960           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.273       2.183           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   1.944       2.273    --
                                                                                 2016   1.812       1.944    --
                                                                                 2015   1.824       1.812    --
                                                                                 2014   1.680       1.824    --
                                                                                 2013   1.322       1.680    --
                                                                                 2012   1.166       1.322    --
                                                                                 2011   1.162       1.166    --
                                                                                 2010   1.056       1.162    --
                                                                                 2009   0.884       1.056    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.362       2.310    --
                                                                                 2017   1.921       2.362    --
                                                                                 2016   1.829       1.921    --
                                                                                 2015   1.704       1.829    --
                                                                                 2014   1.529       1.704    --
                                                                                 2013   1.134       1.529    --
                                                                                 2012   0.964       1.134    --
                                                                                 2011   0.993       0.964    --
                                                                                 2010   0.924       0.993    --
                                                                                 2009   0.664       0.924    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.087       1.859    --
                                                                                 2017   1.858       2.087    --
                                                                                 2016   1.682       1.858    --
                                                                                 2015   1.771       1.682    --
                                                                                 2014   1.621       1.771    --
                                                                                 2013   1.253       1.621    --
                                                                                 2012   1.100       1.253    --
                                                                                 2011   1.072       1.100    --
                                                                                 2010   1.001       1.072    --
                                                                                 2009   0.823       1.001    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   2.685       2.715    --
                                                                                 2017   2.210       2.685    --
                                                                                 2016   2.136       2.210    --
                                                                                 2015   2.285       2.136    --
                                                                                 2014   2.245       2.285    --
                                                                                 2013   1.561       2.245    --
                                                                                 2012   1.337       1.561    --
                                                                                 2011   1.349       1.337    --
                                                                                 2010   1.102       1.349    --
                                                                                 2009   0.790       1.102    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.782       0.760    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.944       0.931    --
                                                                                 2010   0.884       0.944    --
                                                                                 2009   0.770       0.884    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.112       1.146    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.435       1.534    --
                                                                                 2013   1.237       1.435    --
                                                                                 2012   1.143       1.237    --
                                                                                 2011   1.169       1.143    --
                                                                                 2010   1.066       1.169    --
                                                                                 2009   0.887       1.066    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.786       0.761    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.703       0.719    --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   3.486       3.098        67,510
                                                                                       2017   2.713       3.486        74,581
                                                                                       2016   2.759       2.713       100,862
                                                                                       2015   2.640       2.759       119,635
                                                                                       2014   2.640       2.640       146,742
                                                                                       2013   2.091       2.640       204,710
                                                                                       2012   1.746       2.091       331,819
                                                                                       2011   1.961       1.746       366,504
                                                                                       2010   1.796       1.961       355,520
                                                                                       2009   1.291       1.796       399,676
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   3.258       3.175       277,232
                                                                                       2017   2.598       3.258       319,925
                                                                                       2016   2.428       2.598       368,155
                                                                                       2015   2.325       2.428       445,215
                                                                                       2014   2.193       2.325       557,241
                                                                                       2013   1.725       2.193       790,662
                                                                                       2012   1.497       1.725     1,002,017
                                                                                       2011   1.600       1.497     1,168,660
                                                                                       2010   1.380       1.600     1,304,247
                                                                                       2009   1.013       1.380     1,466,866
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.746       2.635       292,517
                                                                                       2017   2.296       2.746       362,277
                                                                                       2016   2.107       2.296       386,492
                                                                                       2015   2.125       2.107       447,038
                                                                                       2014   1.965       2.125       538,935
                                                                                       2013   1.506       1.965       778,600
                                                                                       2012   1.312       1.506     1,134,309
                                                                                       2011   1.368       1.312     1,240,530
                                                                                       2010   1.256       1.368     1,294,622
                                                                                       2009   0.979       1.256     1,360,796
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.161       2.059        78,212
                                                                                       2017   2.044       2.161       100,081
                                                                                       2016   1.828       2.044       128,316
                                                                                       2015   1.941       1.828       136,258
                                                                                       2014   1.919       1.941       139,647
                                                                                       2013   1.787       1.919       175,618
                                                                                       2012   1.564       1.787       209,355
                                                                                       2011   1.559       1.564       247,914
                                                                                       2010   1.373       1.559       323,414
                                                                                       2009   0.953       1.373       331,715
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.501       1.319            --
                                                                                       2017   1.249       1.501            --
                                                                                       2016   1.173       1.249            --
                                                                                       2015   1.225       1.173            --
                                                                                       2014   1.193       1.225            --
                                                                                       2013   0.942       1.193            --
                                                                                       2012   0.826       0.942            --
                                                                                       2011   0.970       0.826        69,254
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.646       1.363       182,795
                                                                                       2017   1.508       1.646       204,333
                                                                                       2016   1.175       1.508       221,755
                                                                                       2015   1.271       1.175       337,078
                                                                                       2014   1.279       1.271       455,744
                                                                                       2013   0.988       1.279       591,732
                                                                                       2012   0.857       0.988       782,544
                                                                                       2011   0.964       0.857       897,988
                                                                                       2010   0.822       0.964       984,492
                                                                                       2009   0.665       0.822     1,141,011
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.623       2.199       154,622
                                                                                       2017   2.091       2.623       186,943
                                                                                       2016   1.919       2.091       214,022
                                                                                       2015   2.279       1.919       263,763
                                                                                       2014   2.494       2.279       322,334
                                                                                       2013   2.686       2.494       121,727
                                                                                       2012   2.312       2.686       149,758
                                                                                       2011   2.910       2.312       212,847
                                                                                       2010   2.408       2.910       228,808
                                                                                       2009   1.459       2.408       260,447

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.864       0.819            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.662       2.437        56,873
                                                                                    2017   2.233       2.662        57,424
                                                                                    2016   2.110       2.233        60,617
                                                                                    2015   2.067       2.110        89,964
                                                                                    2014   1.862       2.067       122,156
                                                                                    2013   1.420       1.862       156,152
                                                                                    2012   1.280       1.420       213,615
                                                                                    2011   1.307       1.280       285,007
                                                                                    2010   1.188       1.307       293,615
                                                                                    2009   1.020       1.188       343,436
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.154       1.033       126,990
                                                                                    2017   1.064       1.154       138,014
                                                                                    2016   1.076       1.064       137,921
                                                                                    2015   1.115       1.076       201,722
                                                                                    2014   1.004       1.115       220,988
                                                                                    2013   0.990       1.004       411,197
                                                                                    2012   0.802       0.990       470,231
                                                                                    2011   0.866       0.802       570,908
                                                                                    2010   0.762       0.866       576,167
                                                                                    2009   0.577       0.762       687,470
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.453       2.549            --
                                                                                    2013   1.944       2.453        83,986
                                                                                    2012   1.619       1.944       121,805
                                                                                    2011   1.788       1.619       166,099
                                                                                    2010   1.668       1.788       207,920
                                                                                    2009   1.192       1.668       428,768
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   3.123       2.844        24,126
                                                                                    2017   2.692       3.123        34,163
                                                                                    2016   2.675       2.692        36,525
                                                                                    2015   2.845       2.675        40,770
                                                                                    2014   2.541       2.845        67,498
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.963       2.208        66,718
                                                                                    2017   2.318       2.963        68,756
                                                                                    2016   2.188       2.318        71,085
                                                                                    2015   2.340       2.188        57,521
                                                                                    2014   2.534       2.340        57,165
                                                                                    2013   1.982       2.534       112,733
                                                                                    2012   1.567       1.982        97,122
                                                                                    2011   1.864       1.567       126,226
                                                                                    2010   1.635       1.864       168,709
                                                                                    2009   1.076       1.635       192,793
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.658       2.282       270,404
                                                                                    2017   2.305       2.658       286,711
                                                                                    2016   2.010       2.305       326,753
                                                                                    2015   2.188       2.010       371,634
                                                                                    2014   2.048       2.188       400,003
                                                                                    2013   1.548       2.048        91,187
                                                                                    2012   1.337       1.548       137,263
                                                                                    2011   1.388       1.337       147,699
                                                                                    2010   1.236       1.388       152,329
                                                                                    2009   0.995       1.236       147,408
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.785       2.483        10,334
                                                                                    2017   2.269       2.785        10,334
                                                                                    2016   2.078       2.269        10,334
                                                                                    2015   2.157       2.078        10,334
                                                                                    2014   2.040       2.157        10,334
                                                                                    2013   1.485       2.040        10,334
                                                                                    2012   1.283       1.485        10,334
                                                                                    2011   1.324       1.283        15,038
                                                                                    2010   1.071       1.324        15,038
                                                                                    2009   0.817       1.071        13,451
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.166       1.826        20,895

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.139       2.166        20,895
                                                                              2016   1.673       2.139        20,895
                                                                              2015   1.846       1.673        20,895
                                                                              2014   1.804       1.846        23,018
                                                                              2013   1.386       1.804        25,156
                                                                              2012   1.226       1.386            --
                                                                              2011   1.396       1.226            --
                                                                              2010   1.195       1.396            --
                                                                              2009   0.947       1.195            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.881       0.869            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.868       1.920            --
                                                                              2015   1.948       1.868       212,301
                                                                              2014   1.896       1.948       223,027
                                                                              2013   1.794       1.896       458,056
                                                                              2012   1.622       1.794       503,075
                                                                              2011   1.583       1.622       530,150
                                                                              2010   1.431       1.583       593,749
                                                                              2009   1.068       1.431       635,335
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.175       1.828       310,929
                                                                              2017   1.737       2.175       341,306
                                                                              2016   1.793       1.737       369,583
                                                                              2015   1.868       1.793       376,133
                                                                              2014   2.054       1.868       376,053
                                                                              2013   1.762       2.054       415,429
                                                                              2012   1.545       1.762       498,479
                                                                              2011   1.771       1.545       540,687
                                                                              2010   1.627       1.771       574,162
                                                                              2009   1.265       1.627       564,512
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.614       1.746            --
                                                                              2012   1.565       1.614       153,415
                                                                              2011   1.688       1.565       169,715
                                                                              2010   1.401       1.688       179,405
                                                                              2009   1.045       1.401       196,624
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.018       1.101            --
                                                                              2012   0.990       1.018       336,292
                                                                              2011   1.069       0.990       447,407
                                                                              2010   0.890       1.069       576,675
                                                                              2009   0.666       0.890       666,203
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.707       1.449       133,910
                                                                              2017   1.277       1.707       161,726
                                                                              2016   1.304       1.277       213,881
                                                                              2015   1.284       1.304       306,284
                                                                              2014   1.286       1.284       328,605
                                                                              2013   1.035       1.286       504,625
                                                                              2012   0.874       1.035       630,818
                                                                              2011   0.977       0.874       671,115
                                                                              2010   0.862       0.977       645,990
                                                                              2009   0.631       0.862       683,113
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.349       1.290       114,965
                                                                              2017   1.329       1.349       136,437
                                                                              2016   1.294       1.329       141,805
                                                                              2015   1.363       1.294       143,141
                                                                              2014   1.352       1.363       189,558
                                                                              2013   1.520       1.352       222,820
                                                                              2012   1.423       1.520       303,714
                                                                              2011   1.306       1.423       310,034
                                                                              2010   1.237       1.306       319,838
                                                                              2009   1.070       1.237       287,113
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.456       1.420       489,683
                                                                              2017   1.426       1.456       533,340
                                                                              2016   1.422       1.426       580,630
                                                                              2015   1.455       1.422       636,105
                                                                              2014   1.429       1.455       755,981
                                                                              2013   1.491       1.429     1,073,583
                                                                              2012   1.396       1.491     1,529,282
                                                                              2011   1.385       1.396     1,387,380
                                                                              2010   1.310       1.385       774,717
                                                                              2009   1.181       1.310       685,975

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.949       1.956            --
                                                                           2015   1.993       1.949        14,386
                                                                           2014   1.835       1.993        15,229
                                                                           2013   1.411       1.835            --
                                                                           2012   1.305       1.411        21,721
                                                                           2011   1.399       1.305        21,610
                                                                           2010   1.232       1.399        21,418
                                                                           2009   1.018       1.232        20,634
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.593       1.629            --
                                                                           2015   1.651       1.593       136,625
                                                                           2014   1.616       1.651       143,017
                                                                           2013   1.628       1.616       372,815
                                                                           2012   1.493       1.628       404,673
                                                                           2011   1.474       1.493       443,771
                                                                           2010   1.344       1.474       481,112
                                                                           2009   1.034       1.344       500,177
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.772       1.847            --
                                                                           2012   1.617       1.772       300,452
                                                                           2011   2.010       1.617       311,070
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.715       1.522       237,186
                                                                           2017   1.501       1.715       263,136
                                                                           2016   1.324       1.501       320,677
                                                                           2015   1.406       1.324       312,374
                                                                           2014   1.270       1.406       376,985
                                                                           2013   0.971       1.270       560,071
                                                                           2012   0.842       0.971       642,796
                                                                           2011   0.898       0.842       696,907
                                                                           2010   0.785       0.898       754,357
                                                                           2009   0.679       0.785       837,753
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   2.540       2.257         9,906
                                                                           2017   2.220       2.540        13,285
                                                                           2016   1.958       2.220        11,119
                                                                           2015   2.076       1.958        12,075
                                                                           2014   1.912       2.076        26,235
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.472       1.292       169,401
                                                                           2017   1.376       1.472       189,825
                                                                           2016   1.219       1.376       188,899
                                                                           2015   1.370       1.219       216,530
                                                                           2014   1.279       1.370       248,198
                                                                           2013   1.004       1.279       331,613
                                                                           2012   0.896       1.004       359,900
                                                                           2011   0.952       0.896       433,315
                                                                           2010   0.776       0.952       556,675
                                                                           2009   0.627       0.776       747,810
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.287       1.253       123,216
                                                                           2017   1.265       1.287       146,758
                                                                           2016   1.255       1.265       195,002
                                                                           2015   1.277       1.255       149,247
                                                                           2014   1.220       1.277       155,796
                                                                           2013   1.258       1.220       151,130
                                                                           2012   1.197       1.258       170,353
                                                                           2011   1.149       1.197       193,972
                                                                           2010   1.086       1.149       204,707
                                                                           2009   1.015       1.086       244,693
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.153       2.155        52,958
                                                                           2017   1.645       2.153        55,609
                                                                           2016   1.682       1.645        62,377
                                                                           2015   1.619       1.682        65,243
                                                                           2014   1.522       1.619        68,228
                                                                           2013   1.160       1.522        89,449
                                                                           2012   1.038       1.160       135,495
                                                                           2011   1.166       1.038       183,093
                                                                           2010   0.996       1.166       179,770
                                                                           2009   0.795       0.996       208,922
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.858       0.854       887,690

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.870
                                                                                           2016   0.887
                                                                                           2015   0.908
                                                                                           2014   0.929
                                                                                           2013   0.951
                                                                                           2012   0.973
                                                                                           2011   0.996
                                                                                           2010   1.019
                                                                                           2009   1.038
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.318
                                                                                           2017   1.261
                                                                                           2016   1.235
                                                                                           2015   1.271
                                                                                           2014   1.245
                                                                                           2013   1.221
                                                                                           2012   1.145
                                                                                           2011   1.135
                                                                                           2010   1.055
                                                                                           2009   0.896
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.399
                                                                                           2017   1.294
                                                                                           2016   1.248
                                                                                           2015   1.291
                                                                                           2014   1.259
                                                                                           2013   1.161
                                                                                           2012   1.066
                                                                                           2011   1.080
                                                                                           2010   0.990
                                                                                           2009   0.819
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.459
                                                                                           2017   1.301
                                                                                           2016   1.243
                                                                                           2015   1.289
                                                                                           2014   1.255
                                                                                           2013   1.089
                                                                                           2012   0.984
                                                                                           2011   1.021
                                                                                           2010   0.923
                                                                                           2009   0.746
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.503
                                                                                           2017   1.290
                                                                                           2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.236
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.827
                                                                                           2017   1.624
                                                                                           2016   1.553
                                                                                           2015   1.549
                                                                                           2014   1.434
                                                                                           2013   1.217
                                                                                           2012   1.108
                                                                                           2011   1.092
                                                                                           2010   1.019
                                                                                           2009   0.883
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.142
                                                                                           2017   1.841
                                                                                           2016   1.755
                                                                                           2015   1.754
                                                                                           2014   1.622
                                                                                           2013   1.241
                                                                                           2012   1.126
                                                                                           2011   1.200
                                                                                           2010   1.096
                                                                                           2009   0.850



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.858       908,078
                                                                                           0.870     1,232,140
                                                                                           0.887     1,562,242
                                                                                           0.908     1,371,972
                                                                                           0.929     1,747,083
                                                                                           0.951     2,213,265
                                                                                           0.973     2,398,749
                                                                                           0.996     2,788,304
                                                                                           1.019     2,986,298
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.254        30,576
                                                                                           1.318        30,638
                                                                                           1.261        30,699
                                                                                           1.235        30,762
                                                                                           1.271        30,826
                                                                                           1.245        30,888
                                                                                           1.221       442,846
                                                                                           1.145       464,840
                                                                                           1.135       547,931
                                                                                           1.055       422,602
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.307       141,240
                                                                                           1.399       151,342
                                                                                           1.294       164,535
                                                                                           1.248       174,667
                                                                                           1.291       973,787
                                                                                           1.259       308,157
                                                                                           1.161       348,045
                                                                                           1.066       359,060
                                                                                           1.080       440,225
                                                                                           0.990       456,936
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.339       992,306
                                                                                           1.459     1,035,531
                                                                                           1.301     1,109,487
                                                                                           1.243     1,524,589
                                                                                           1.289     2,381,612
                                                                                           1.255       433,695
                                                                                           1.089       363,710
                                                                                           0.984       580,845
                                                                                           1.021       586,069
                                                                                           0.923       736,500
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.349       149,772
                                                                                           1.503       166,755
                                                                                           1.290       184,427
                                                                                           1.221       328,622
                                                                                           1.271     2,135,315
                                                                                           1.236       107,875
                                                                                           1.017       108,002
                                                                                           0.902        44,644
                                                                                           0.959       185,462
                                                                                           0.856       186,029
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.718        74,196
                                                                                           1.827        69,761
                                                                                           1.624        53,097
                                                                                           1.553        41,440
                                                                                           1.549        44,631
                                                                                           1.434        84,752
                                                                                           1.217        47,802
                                                                                           1.108       104,461
                                                                                           1.092        42,960
                                                                                           1.019        40,948
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.091        21,597
                                                                                           2.142        22,807
                                                                                           1.841        25,039
                                                                                           1.755        26,176
                                                                                           1.754        27,377
                                                                                           1.622        37,094
                                                                                           1.241        66,273
                                                                                           1.126        52,030
                                                                                           1.200        46,753
                                                                                           1.096        44,882

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.743       0.774            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.204       1.323            --
                                                                          2012   1.066       1.204       176,801
                                                                          2011   1.163       1.066       178,475
                                                                          2010   1.040       1.163       179,732
                                                                          2009   0.874       1.040       157,203
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.745       2.527        53,830
                                                                          2017   2.244       2.745        55,539
                                                                          2016   2.181       2.244        62,084
                                                                          2015   2.171       2.181        77,988
                                                                          2014   2.001       2.171        75,914
                                                                          2013   1.544       2.001       100,064
                                                                          2012   1.425       1.544       103,086
                                                                          2011   1.505       1.425       109,194
                                                                          2010   1.337       1.505       107,471
                                                                          2009   0.917       1.337       160,608
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900       0.973            --
                                                                          2010   0.796       0.900        69,303
                                                                          2009   0.620       0.796       377,802
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   1.983       1.844       613,368
                                                                          2017   1.674       1.983       638,328
                                                                          2016   1.538       1.674       709,843
                                                                          2015   1.559       1.538       729,043
                                                                          2014   1.411       1.559       818,892
                                                                          2013   1.096       1.411     1,089,634
                                                                          2012   0.972       1.096     1,090,098
                                                                          2011   0.978       0.972     1,222,586
                                                                          2010   0.874       0.978     1,315,224
                                                                          2009   0.714       0.874     1,424,412
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   1.964       1.808       179,621
                                                                          2017   1.790       1.964       230,143
                                                                          2016   1.681       1.790       260,731
                                                                          2015   1.726       1.681       284,846
                                                                          2014   1.629       1.726       358,069
                                                                          2013   1.404       1.629       507,404
                                                                          2012   1.290       1.404       700,796
                                                                          2011   1.292       1.290       750,201
                                                                          2010   1.203       1.292       827,928
                                                                          2009   1.040       1.203       843,405
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.470       2.171       111,554
                                                                          2017   2.142       2.470       111,936
                                                                          2016   1.916       2.142       133,259
                                                                          2015   1.963       1.916       135,587
                                                                          2014   1.813       1.963       154,371
                                                                          2013   1.367       1.813       200,800
                                                                          2012   1.199       1.367       109,638
                                                                          2011   1.217       1.199       116,928
                                                                          2010   1.117       1.217       194,883
                                                                          2009   0.946       1.117       285,920
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.754       2.511        16,464
                                                                          2017   2.435       2.754        16,726
                                                                          2016   2.099       2.435        16,517
                                                                          2015   2.136       2.099        17,062
                                                                          2014   2.185       2.136        17,412
                                                                          2013   1.758       2.185        92,635
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.717       1.561       113,094
                                                                          2017   1.522       1.717       158,435
                                                                          2016   1.315       1.522       180,973
                                                                          2015   1.341       1.315       200,607
                                                                          2014   1.376       1.341       226,464
                                                                          2013   1.109       1.376       254,635
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.312       2.233        58,486

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.772
                                                                                           2016    1.786
                                                                                           2015    1.654
                                                                                           2014    1.555
                                                                                           2013    1.147
                                                                                           2012    0.989
                                                                                           2011    1.026
                                                                                           2010    0.899
                                                                                           2009    0.643
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.956
                                                                                           2017    2.468
                                                                                           2016    2.265
                                                                                           2015    2.262
                                                                                           2014    2.171
                                                                                           2013    1.541
                                                                                           2012    1.360
                                                                                           2011    1.372
                                                                                           2010    1.043
                                                                                           2009    0.770
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   28.397
   .
                                                                                           2017   26.847
                                                                                           2016   26.013
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.102
                                                                                           2017    1.104
                                                                                           2016    1.114
                                                                                           2015    1.132
                                                                                           2014    1.125
                                                                                           2013    1.157
                                                                                           2012    1.144
                                                                                           2011    1.108
                                                                                           2010    1.070
                                                                                           2009    1.048
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.094
                                                                                           2017    2.604
                                                                                           2016    2.473
                                                                                           2015    2.520
                                                                                           2014    2.310
                                                                                           2013    1.805
                                                                                           2012    1.590
                                                                                           2011    1.674
                                                                                           2010    1.465
                                                                                           2009    1.106
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.777
                                                                                           2017    2.301
                                                                                           2016    2.294
                                                                                           2015    2.323
                                                                                           2014    2.148
                                                                                           2013    1.590
                                                                                           2012    1.331
                                                                                           2011    1.401
                                                                                           2010    1.215
                                                                                           2009    0.915
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    4.112
                                                                                           2017    3.490
                                                                                           2016    3.191
                                                                                           2015    3.319
                                                                                           2014    3.203
                                                                                           2013    2.412
                                                                                           2012    2.155
                                                                                           2011    2.474
                                                                                           2010    1.969
                                                                                           2009    1.441
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    2.113



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.312       59,387
                                                                                            1.772       60,843
                                                                                            1.786       63,352
                                                                                            1.654       64,039
                                                                                            1.555      403,427
                                                                                            1.147      214,405
                                                                                            0.989      262,441
                                                                                            1.026      307,400
                                                                                            0.899      361,706
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.692      158,816
                                                                                            2.956      177,699
                                                                                            2.468      193,766
                                                                                            2.265      208,698
                                                                                            2.262      242,791
                                                                                            2.171      461,010
                                                                                            1.541      586,329
                                                                                            1.360      688,470
                                                                                            1.372      788,168
                                                                                            1.043      607,650
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 26.694       18,177
   .
                                                                                           28.397       20,274
                                                                                           26.847       22,773
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.088      210,844
                                                                                            1.102      210,881
                                                                                            1.104      210,917
                                                                                            1.114      210,952
                                                                                            1.132       49,000
                                                                                            1.125       62,783
                                                                                            1.157      103,987
                                                                                            1.144      181,278
                                                                                            1.108      386,489
                                                                                            1.070      408,253
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.823       71,171
                                                                                            3.094       85,783
                                                                                            2.604      109,021
                                                                                            2.473      114,453
                                                                                            2.520      149,391
                                                                                            2.310      217,648
                                                                                            1.805      287,775
                                                                                            1.590      347,057
                                                                                            1.674      377,039
                                                                                            1.465      393,578
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.574        8,059
                                                                                            2.777        8,028
                                                                                            2.301        7,788
                                                                                            2.294        7,739
                                                                                            2.323        7,664
                                                                                            2.148        8,496
                                                                                            1.590       10,924
                                                                                            1.331       42,732
                                                                                            1.401       45,478
                                                                                            1.215       60,493
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  3.424       93,613
                                                                                            4.112       97,700
                                                                                            3.490      115,542
                                                                                            3.191      138,728
                                                                                            3.319      192,587
                                                                                            3.203      317,608
                                                                                            2.412      448,444
                                                                                            2.155      490,882
                                                                                            2.474      503,376
                                                                                            1.969      422,203
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.746      225,980

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.853       2.113       240,630
                                                                                  2016   1.769       1.853       259,122
                                                                                  2015   1.936       1.769       342,476
                                                                                  2014   2.229       1.936       404,216
                                                                                  2013   1.855       2.229       482,079
                                                                                  2012   1.605       1.855       560,952
                                                                                  2011   1.838       1.605       659,711
                                                                                  2010   1.735       1.838       726,578
                                                                                  2009   1.296       1.735       720,976
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.530       1.547            --
                                                                                  2009   1.246       1.530        39,432
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.890       2.018            --
                                                                                  2010   1.555       1.890       348,041
                                                                                  2009   1.014       1.555       316,463
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   3.085       2.762        38,992
                                                                                  2017   2.714       3.085        40,556
                                                                                  2016   2.744       2.714        40,087
                                                                                  2015   2.858       2.744        60,396
                                                                                  2014   2.429       2.858        68,433
                                                                                  2013   1.682       2.429        79,102
                                                                                  2012   1.450       1.682       125,876
                                                                                  2011   1.447       1.450       126,233
                                                                                  2010   1.185       1.447       115,583
                                                                                  2009   0.901       1.185       112,682
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.903       1.909            --
                                                                                  2013   1.473       1.903        31,293
                                                                                  2012   1.312       1.473        91,986
                                                                                  2011   1.431       1.312       117,821
                                                                                  2010   1.255       1.431       123,958
                                                                                  2009   0.993       1.255       143,417
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.716       2.608         9,161
                                                                                  2017   2.325       2.716        12,115
                                                                                  2016   2.167       2.325        12,570
                                                                                  2015   2.183       2.167        12,815
                                                                                  2014   2.012       2.183        22,774
                                                                                  2013   1.584       2.012        26,818
                                                                                  2012   1.398       1.584        28,681
                                                                                  2011   1.394       1.398        29,163
                                                                                  2010   1.267       1.394        29,897
                                                                                  2009   1.061       1.267        27,655
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   2.990       2.922        13,864
                                                                                  2017   2.433       2.990        16,463
                                                                                  2016   2.318       2.433        16,455
                                                                                  2015   2.160       2.318        16,902
                                                                                  2014   1.939       2.160        26,201
                                                                                  2013   1.439       1.939        27,018
                                                                                  2012   1.224       1.439        93,155
                                                                                  2011   1.261       1.224        96,413
                                                                                  2010   1.174       1.261        97,996
                                                                                  2009   0.844       1.174       396,756
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.654       2.363         4,203
                                                                                  2017   2.364       2.654         6,557
                                                                                  2016   2.141       2.364         6,728
                                                                                  2015   2.256       2.141         6,921
                                                                                  2014   2.066       2.256        20,444
                                                                                  2013   1.597       2.066        21,979
                                                                                  2012   1.403       1.597        58,901
                                                                                  2011   1.368       1.403        62,719
                                                                                  2010   1.279       1.368       104,968
                                                                                  2009   1.051       1.279        99,552
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   3.813       3.854        37,608

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   3.140       3.813        39,269
                                                                                2016   3.037       3.140        40,077
                                                                                2015   3.250       3.037        45,951
                                                                                2014   3.195       3.250        55,127
                                                                                2013   2.223       3.195        70,876
                                                                                2012   1.905       2.223       135,181
                                                                                2011   1.923       1.905       159,454
                                                                                2010   1.572       1.923       190,199
                                                                                2009   1.126       1.572       195,639
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.933       0.906            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.937       0.924            --
                                                                                2010   0.878       0.937        26,584
                                                                                2009   0.765       0.878        15,283
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.143       1.178            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.428       1.526        18,960
                                                                                2013   1.231       1.428        18,665
                                                                                2012   1.138       1.231        14,655
                                                                                2011   1.165       1.138        11,631
                                                                                2010   1.063       1.165         3,285
                                                                                2009   0.885       1.063         3,170
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   0.995       0.963            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.806       0.824            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   2.655       2.359    --
                                                                  2017   2.068       2.655    --
                                                                  2016   2.104       2.068    --
                                                                  2015   2.014       2.104    --
                                                                  2014   2.015       2.014    --
                                                                  2013   1.597       2.015    --
                                                                  2012   1.334       1.597    --
                                                                  2011   1.499       1.334    --
                                                                  2010   1.374       1.499    --
                                                                  2009   0.988       1.374    --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   2.584       2.518    --
                                                                  2017   2.062       2.584    --
                                                                  2016   1.928       2.062    --
                                                                  2015   1.847       1.928    --
                                                                  2014   1.743       1.847    --
                                                                  2013   1.371       1.743    --
                                                                  2012   1.191       1.371    --
                                                                  2011   1.274       1.191    --
                                                                  2010   1.099       1.274    --
                                                                  2009   0.807       1.099    --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.178       2.089    --
                                                                  2017   1.821       2.178    --
                                                                  2016   1.672       1.821    --
                                                                  2015   1.687       1.672    --
                                                                  2014   1.561       1.687    --
                                                                  2013   1.197       1.561    --
                                                                  2012   1.044       1.197    --
                                                                  2011   1.088       1.044    --
                                                                  2010   1.000       1.088    --
                                                                  2009   0.780       1.000    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   1.920       1.829           --
                                                                                       2017   1.817       1.920           --
                                                                                       2016   1.626       1.817           --
                                                                                       2015   1.728       1.626           --
                                                                                       2014   1.708       1.728           --
                                                                                       2013   1.592       1.708           --
                                                                                       2012   1.394       1.592           --
                                                                                       2011   1.391       1.394           --
                                                                                       2010   1.225       1.391           --
                                                                                       2009   0.851       1.225           --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.492       1.311       36,452
                                                                                       2017   1.243       1.492       37,915
                                                                                       2016   1.167       1.243       39,246
                                                                                       2015   1.220       1.167       39,278
                                                                                       2014   1.188       1.220       39,312
                                                                                       2013   0.939       1.188       39,345
                                                                                       2012   0.824       0.939       39,382
                                                                                       2011   0.968       0.824       39,426
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.636       1.354           --
                                                                                       2017   1.499       1.636           --
                                                                                       2016   1.170       1.499           --
                                                                                       2015   1.266       1.170           --
                                                                                       2014   1.274       1.266           --
                                                                                       2013   0.985       1.274           --
                                                                                       2012   0.855       0.985           --
                                                                                       2011   0.961       0.855           --
                                                                                       2010   0.821       0.961           --
                                                                                       2009   0.665       0.821           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   1.713       1.436           --
                                                                                       2017   1.366       1.713           --
                                                                                       2016   1.255       1.366           --
                                                                                       2015   1.490       1.255           --
                                                                                       2014   1.632       1.490           --
                                                                                       2013   1.759       1.632           --
                                                                                       2012   1.515       1.759           --
                                                                                       2011   1.907       1.515           --
                                                                                       2010   1.579       1.907           --
                                                                                       2009   0.957       1.579           --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.721       0.684           --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.258       2.066           --
                                                                                       2017   1.896       2.258           --
                                                                                       2016   1.792       1.896           --
                                                                                       2015   1.756       1.792           --
                                                                                       2014   1.583       1.756           --
                                                                                       2013   1.208       1.583           --
                                                                                       2012   1.089       1.208           --
                                                                                       2011   1.113       1.089           --
                                                                                       2010   1.012       1.113           --
                                                                                       2009   0.869       1.012           --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.147       1.027           --
                                                                                       2017   1.058       1.147           --
                                                                                       2016   1.071       1.058           --
                                                                                       2015   1.110       1.071           --
                                                                                       2014   1.000       1.110           --
                                                                                       2013   0.987       1.000           --
                                                                                       2012   0.800       0.987           --
                                                                                       2011   0.864       0.800           --
                                                                                       2010   0.761       0.864           --
                                                                                       2009   0.577       0.761           --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.007       2.085           --
                                                                                       2013   1.592       2.007           --
                                                                                       2012   1.327       1.592           --
                                                                                       2011   1.466       1.327           --
                                                                                       2010   1.368       1.466           --
                                                                                       2009   0.978       1.368           --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   2.551       2.322           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.200       2.551            --
                                                                              2016   2.187       2.200            --
                                                                              2015   2.328       2.187            --
                                                                              2014   2.079       2.328            --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   2.352       1.752            --
                                                                              2017   1.841       2.352            --
                                                                              2016   1.738       1.841            --
                                                                              2015   1.860       1.738            --
                                                                              2014   2.015       1.860            --
                                                                              2013   1.577       2.015            --
                                                                              2012   1.247       1.577            --
                                                                              2011   1.484       1.247            --
                                                                              2010   1.303       1.484            --
                                                                              2009   0.858       1.303            --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.080       1.785        18,050
                                                                              2017   1.804       2.080        19,100
                                                                              2016   1.575       1.804        20,241
                                                                              2015   1.715       1.575        21,554
                                                                              2014   1.606       1.715        17,165
                                                                              2013   1.214       1.606            --
                                                                              2012   1.049       1.214            --
                                                                              2011   1.090       1.049            --
                                                                              2010   0.971       1.090            --
                                                                              2009   0.782       0.971            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.768       2.466            --
                                                                              2017   2.256       2.768            --
                                                                              2016   2.067       2.256            --
                                                                              2015   2.147       2.067            --
                                                                              2014   2.031       2.147            --
                                                                              2013   1.480       2.031            --
                                                                              2012   1.279       1.480            --
                                                                              2011   1.320       1.279            --
                                                                              2010   1.069       1.320            --
                                                                              2009   0.815       1.069            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.153       1.813            --
                                                                              2017   2.127       2.153            --
                                                                              2016   1.664       2.127            --
                                                                              2015   1.837       1.664            --
                                                                              2014   1.797       1.837            --
                                                                              2013   1.380       1.797            --
                                                                              2012   1.222       1.380            --
                                                                              2011   1.392       1.222            --
                                                                              2010   1.192       1.392            --
                                                                              2009   0.945       1.192            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.879       0.867            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.623       1.668            --
                                                                              2015   1.693       1.623            --
                                                                              2014   1.649       1.693            --
                                                                              2013   1.561       1.649            --
                                                                              2012   1.412       1.561            --
                                                                              2011   1.379       1.412            --
                                                                              2010   1.247       1.379            --
                                                                              2009   0.931       1.247            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.700       1.428        13,544
                                                                              2017   1.358       1.700        13,893
                                                                              2016   1.402       1.358        16,686
                                                                              2015   1.462       1.402        16,531
                                                                              2014   1.608       1.462        28,376
                                                                              2013   1.380       1.608        33,485
                                                                              2012   1.211       1.380        36,399
                                                                              2011   1.389       1.211        85,215
                                                                              2010   1.276       1.389       110,147
                                                                              2009   0.993       1.276       123,124
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.218       1.317            --
                                                                              2012   1.181       1.218            --
                                                                              2011   1.275       1.181            --
                                                                              2010   1.059       1.275            --
                                                                              2009   0.790       1.059            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.014       1.097            --
                                                                          2012   0.987       1.014        20,631
                                                                          2011   1.066       0.987        22,778
                                                                          2010   0.888       1.066         1,211
                                                                          2009   0.665       0.888         1,320
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.697       1.439            --
                                                                          2017   1.270       1.697            --
                                                                          2016   1.298       1.270            --
                                                                          2015   1.278       1.298            --
                                                                          2014   1.281       1.278            --
                                                                          2013   1.032       1.281            --
                                                                          2012   0.872       1.032            --
                                                                          2011   0.974       0.872            --
                                                                          2010   0.861       0.974            --
                                                                          2009   0.630       0.861            --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.232       1.177            --
                                                                          2017   1.215       1.232            --
                                                                          2016   1.182       1.215            --
                                                                          2015   1.247       1.182            --
                                                                          2014   1.237       1.247            --
                                                                          2013   1.391       1.237            --
                                                                          2012   1.303       1.391            --
                                                                          2011   1.197       1.303            --
                                                                          2010   1.134       1.197            --
                                                                          2009   0.981       1.134            --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.404       1.368       241,600
                                                                          2017   1.375       1.404       276,775
                                                                          2016   1.372       1.375       226,294
                                                                          2015   1.405       1.372       272,846
                                                                          2014   1.380       1.405       588,805
                                                                          2013   1.441       1.380       706,686
                                                                          2012   1.350       1.441     1,401,293
                                                                          2011   1.339       1.350     1,457,451
                                                                          2010   1.268       1.339            --
                                                                          2009   1.143       1.268            --
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.665       1.670            --
                                                                          2015   1.703       1.665            --
                                                                          2014   1.569       1.703            --
                                                                          2013   1.207       1.569            --
                                                                          2012   1.117       1.207            --
                                                                          2011   1.198       1.117            --
                                                                          2010   1.055       1.198            --
                                                                          2009   0.872       1.055            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.583       1.619            --
                                                                          2015   1.642       1.583            --
                                                                          2014   1.608       1.642            --
                                                                          2013   1.621       1.608            --
                                                                          2012   1.487       1.621            --
                                                                          2011   1.469       1.487            --
                                                                          2010   1.340       1.469            --
                                                                          2009   1.031       1.340            --
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.322       1.379            --
                                                                          2012   1.208       1.322            --
                                                                          2011   1.502       1.208            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.705       1.513            --
                                                                          2017   1.493       1.705            --
                                                                          2016   1.318       1.493            --
                                                                          2015   1.400       1.318            --
                                                                          2014   1.265       1.400            --
                                                                          2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   1.924       1.709            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.683       1.924            --
                                                                           2016   1.484       1.683            --
                                                                           2015   1.574       1.484            --
                                                                           2014   1.450       1.574            --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.463       1.284            --
                                                                           2017   1.368       1.463            --
                                                                           2016   1.213       1.368            --
                                                                           2015   1.364       1.213            --
                                                                           2014   1.274       1.364            --
                                                                           2013   1.001       1.274            --
                                                                           2012   0.893       1.001            --
                                                                           2011   0.950       0.893            --
                                                                           2010   0.774       0.950            --
                                                                           2009   0.627       0.774            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.243       1.210            --
                                                                           2017   1.223       1.243            --
                                                                           2016   1.214       1.223            --
                                                                           2015   1.235       1.214            --
                                                                           2014   1.181       1.235            --
                                                                           2013   1.218       1.181            --
                                                                           2012   1.160       1.218            --
                                                                           2011   1.114       1.160            --
                                                                           2010   1.053       1.114            --
                                                                           2009   0.985       1.053            --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.836       1.836            --
                                                                           2017   1.403       1.836            --
                                                                           2016   1.435       1.403            --
                                                                           2015   1.383       1.435            --
                                                                           2014   1.300       1.383            --
                                                                           2013   0.991       1.300            --
                                                                           2012   0.888       0.991            --
                                                                           2011   0.998       0.888            --
                                                                           2010   0.853       0.998            --
                                                                           2009   0.680       0.853            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.864       0.859     1,164,409
                                                                           2017   0.877       0.864     1,215,975
                                                                           2016   0.895       0.877     1,741,943
                                                                           2015   0.916       0.895     1,324,757
                                                                           2014   0.938       0.916     1,678,128
                                                                           2013   0.960       0.938     1,850,491
                                                                           2012   0.983       0.960     2,191,992
                                                                           2011   1.006       0.983     2,956,894
                                                                           2010   1.030       1.006     3,591,722
                                                                           2009   1.050       1.030     5,196,783
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.311       1.247            --
                                                                           2017   1.255       1.311            --
                                                                           2016   1.229       1.255            --
                                                                           2015   1.265       1.229            --
                                                                           2014   1.240       1.265            --
                                                                           2013   1.217       1.240            --
                                                                           2012   1.142       1.217            --
                                                                           2011   1.132       1.142            --
                                                                           2010   1.053       1.132            --
                                                                           2009   0.894       1.053            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.391       1.298            --
                                                                           2017   1.287       1.391            --
                                                                           2016   1.242       1.287            --
                                                                           2015   1.285       1.242            --
                                                                           2014   1.254       1.285        17,117
                                                                           2013   1.157       1.254            --
                                                                           2012   1.063       1.157            --
                                                                           2011   1.077       1.063            --
                                                                           2010   0.989       1.077            --
                                                                           2009   0.818       0.989            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.451       1.330     7,358,191

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.295
                                                                                           2016   1.237
                                                                                           2015   1.283
                                                                                           2014   1.250
                                                                                           2013   1.085
                                                                                           2012   0.981
                                                                                           2011   1.018
                                                                                           2010   0.921
                                                                                           2009   0.745
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.494
                                                                                           2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.231
                                                                                           2013   1.014
                                                                                           2012   0.900
                                                                                           2011   0.957
                                                                                           2010   0.854
                                                                                           2009   0.678
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.815
                                                                                           2017   1.614
                                                                                           2016   1.544
                                                                                           2015   1.541
                                                                                           2014   1.427
                                                                                           2013   1.211
                                                                                           2012   1.104
                                                                                           2011   1.089
                                                                                           2010   1.016
                                                                                           2009   0.880
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.838
                                                                                           2017   1.580
                                                                                           2016   1.507
                                                                                           2015   1.507
                                                                                           2014   1.394
                                                                                           2013   1.068
                                                                                           2012   0.969
                                                                                           2011   1.033
                                                                                           2010   0.945
                                                                                           2009   0.733
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.636
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   0.996
                                                                                           2012   0.882
                                                                                           2011   0.963
                                                                                           2010   0.861
                                                                                           2009   0.724
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.104
                                                                                           2017   1.721
                                                                                           2016   1.674
                                                                                           2015   1.667
                                                                                           2014   1.537
                                                                                           2013   1.186
                                                                                           2012   1.095
                                                                                           2011   1.158
                                                                                           2010   1.029
                                                                                           2009   0.706
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.898
                                                                                           2010   0.795
                                                                                           2009   0.619
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   1.971
                                                                                           2017   1.664
                                                                                           2016   1.530
                                                                                           2015   1.552
                                                                                           2014   1.405
                                                                                           2013   1.092
                                                                                           2012   0.969
                                                                                           2011   0.976
                                                                                           2010   0.873
                                                                                           2009   0.713



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.451      8,408,094
                                                                                           1.295      9,773,896
                                                                                           1.237     11,263,079
                                                                                           1.283     12,623,069
                                                                                           1.250             --
                                                                                           1.085             --
                                                                                           0.981             --
                                                                                           1.018             --
                                                                                           0.921             --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.341     58,826,453
                                                                                           1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
                                                                                           1.231         70,440
                                                                                           1.014         74,916
                                                                                           0.900         80,109
                                                                                           0.957         85,477
                                                                                           0.854         91,251
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.706             --
                                                                                           1.815             --
                                                                                           1.614             --
                                                                                           1.544             --
                                                                                           1.541             --
                                                                                           1.427             --
                                                                                           1.211             --
                                                                                           1.104             --
                                                                                           1.089             --
                                                                                           1.016             --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.794             --
                                                                                           1.838             --
                                                                                           1.580             --
                                                                                           1.507             --
                                                                                           1.507             --
                                                                                           1.394             --
                                                                                           1.068             --
                                                                                           0.969             --
                                                                                           1.033             --
                                                                                           0.945             --
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.662             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.094             --
                                                                                           0.996             --
                                                                                           0.882             --
                                                                                           0.963             --
                                                                                           0.861             --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 1.936             --
                                                                                           2.104             --
                                                                                           1.721             --
                                                                                           1.674             --
                                                                                           1.667             --
                                                                                           1.537             --
                                                                                           1.186             --
                                                                                           1.095             --
                                                                                           1.158             --
                                                                                           1.029             --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.971             --
                                                                                           0.898         39,476
                                                                                           0.795         39,529
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.832             --
                                                                                           1.971             --
                                                                                           1.664             --
                                                                                           1.530             --
                                                                                           1.552             --
                                                                                           1.405         10,394
                                                                                           1.092         11,168
                                                                                           0.969         12,447
                                                                                           0.976         12,456
                                                                                           0.873         13,259

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    1.725
                                                                                           2017    1.574
                                                                                           2016    1.479
                                                                                           2015    1.519
                                                                                           2014    1.434
                                                                                           2013    1.236
                                                                                           2012    1.137
                                                                                           2011    1.139
                                                                                           2010    1.061
                                                                                           2009    0.918
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.453
                                                                                           2017    2.128
                                                                                           2016    1.905
                                                                                           2015    1.953
                                                                                           2014    1.804
                                                                                           2013    1.361
                                                                                           2012    1.195
                                                                                           2011    1.213
                                                                                           2010    1.114
                                                                                           2009    0.944
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.073
                                                                                           2017    1.833
                                                                                           2016    1.581
                                                                                           2015    1.610
                                                                                           2014    1.648
                                                                                           2013    1.326
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.707
                                                                                           2017    1.513
                                                                                           2016    1.308
                                                                                           2015    1.334
                                                                                           2014    1.370
                                                                                           2013    1.104
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.298
                                                                                           2017    1.763
                                                                                           2016    1.778
                                                                                           2015    1.647
                                                                                           2014    1.549
                                                                                           2013    1.143
                                                                                           2012    0.986
                                                                                           2011    1.023
                                                                                           2010    0.897
                                                                                           2009    0.642
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.264
                                                                                           2017    1.891
                                                                                           2016    1.737
                                                                                           2015    1.736
                                                                                           2014    1.666
                                                                                           2013    1.183
                                                                                           2012    1.045
                                                                                           2011    1.055
                                                                                           2010    0.802
                                                                                           2009    0.592
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   28.070
   .
                                                                                           2017   26.551
                                                                                           2016   25.735
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.094
                                                                                           2017    1.097
                                                                                           2016    1.107
                                                                                           2015    1.126
                                                                                           2014    1.119
                                                                                           2013    1.152
                                                                                           2012    1.140
                                                                                           2011    1.104
                                                                                           2010    1.067
                                                                                           2009    1.045
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    2.496



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.588           --
                                                                                            1.725           --
                                                                                            1.574           --
                                                                                            1.479           --
                                                                                            1.519           --
                                                                                            1.434           --
                                                                                            1.236           --
                                                                                            1.137           --
                                                                                            1.139           --
                                                                                            1.061           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.155           --
                                                                                            2.453           --
                                                                                            2.128           --
                                                                                            1.905           --
                                                                                            1.953           --
                                                                                            1.804           --
                                                                                            1.361           --
                                                                                            1.195           --
                                                                                            1.213           --
                                                                                            1.114           --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  1.889           --
                                                                                            2.073           --
                                                                                            1.833           --
                                                                                            1.581           --
                                                                                            1.610           --
                                                                                            1.648           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.550           --
                                                                                            1.707           --
                                                                                            1.513           --
                                                                                            1.308           --
                                                                                            1.334           --
                                                                                            1.370           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.219           --
                                                                                            2.298           --
                                                                                            1.763           --
                                                                                            1.778           --
                                                                                            1.647           --
                                                                                            1.549           --
                                                                                            1.143       49,240
                                                                                            0.986      143,122
                                                                                            1.023      140,258
                                                                                            0.897      262,608
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.061           --
                                                                                            2.264           --
                                                                                            1.891           --
                                                                                            1.737           --
                                                                                            1.736       26,136
                                                                                            1.666       28,914
                                                                                            1.183           --
                                                                                            1.045           --
                                                                                            1.055           --
                                                                                            0.802       64,741
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 26.373           --
   .
                                                                                           28.070           --
                                                                                           26.551           --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.081           --
                                                                                            1.094           --
                                                                                            1.097           --
                                                                                            1.107           --
                                                                                            1.126           --
                                                                                            1.119           --
                                                                                            1.152           --
                                                                                            1.140           --
                                                                                            1.104           --
                                                                                            1.067           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.276           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.102       2.496    --
                                                                                      2016   1.997       2.102    --
                                                                                      2015   2.036       1.997    --
                                                                                      2014   1.867       2.036    --
                                                                                      2013   1.460       1.867    --
                                                                                      2012   1.287       1.460    --
                                                                                      2011   1.355       1.287    --
                                                                                      2010   1.187       1.355    --
                                                                                      2009   0.897       1.187    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.436       2.257    --
                                                                                      2017   2.020       2.436    --
                                                                                      2016   2.014       2.020    --
                                                                                      2015   2.041       2.014    --
                                                                                      2014   1.888       2.041    --
                                                                                      2013   1.398       1.888    --
                                                                                      2012   1.171       1.398    --
                                                                                      2011   1.233       1.171    --
                                                                                      2010   1.070       1.233    --
                                                                                      2009   0.807       1.070    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   2.861       2.382    --
                                                                                      2017   2.430       2.861    --
                                                                                      2016   2.223       2.430    --
                                                                                      2015   2.313       2.223    --
                                                                                      2014   2.234       2.313    --
                                                                                      2013   1.683       2.234    --
                                                                                      2012   1.504       1.683    --
                                                                                      2011   1.727       1.504    --
                                                                                      2010   1.375       1.727    --
                                                                                      2009   1.008       1.375    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   1.568       1.295    --
                                                                                      2017   1.376       1.568    --
                                                                                      2016   1.314       1.376    --
                                                                                      2015   1.439       1.314    --
                                                                                      2014   1.658       1.439    --
                                                                                      2013   1.380       1.658    --
                                                                                      2012   1.195       1.380    --
                                                                                      2011   1.369       1.195    --
                                                                                      2010   1.293       1.369    --
                                                                                      2009   0.966       1.293    --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.226       1.240    --
                                                                                      2009   0.999       1.226    --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.412       1.508    --
                                                                                      2010   1.162       1.412    --
                                                                                      2009   0.758       1.162    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   2.356       2.109    --
                                                                                      2017   2.074       2.356    --
                                                                                      2016   2.098       2.074    --
                                                                                      2015   2.186       2.098    --
                                                                                      2014   1.859       2.186    --
                                                                                      2013   1.288       1.859    --
                                                                                      2012   1.111       1.288    --
                                                                                      2011   1.110       1.111    --
                                                                                      2010   0.909       1.110    --
                                                                                      2009   0.691       0.909    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.444       1.449    --
                                                                                      2013   1.119       1.444    --
                                                                                      2012   0.996       1.119    --
                                                                                      2011   1.087       0.996    --
                                                                                      2010   0.955       1.087    --
                                                                                      2009   0.756       0.955    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.242       2.151    --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   1.920       2.242    --
                                                                                 2016   1.790       1.920    --
                                                                                 2015   1.804       1.790    --
                                                                                 2014   1.664       1.804    --
                                                                                 2013   1.310       1.664    --
                                                                                 2012   1.157       1.310    --
                                                                                 2011   1.155       1.157    --
                                                                                 2010   1.049       1.155    --
                                                                                 2009   0.880       1.049    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.330       2.276    --
                                                                                 2017   1.897       2.330    --
                                                                                 2016   1.808       1.897    --
                                                                                 2015   1.686       1.808    --
                                                                                 2014   1.514       1.686    --
                                                                                 2013   1.124       1.514    --
                                                                                 2012   0.957       1.124    --
                                                                                 2011   0.986       0.957    --
                                                                                 2010   0.919       0.986    --
                                                                                 2009   0.661       0.919    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.058       1.832    --
                                                                                 2017   1.835       2.058    --
                                                                                 2016   1.662       1.835    --
                                                                                 2015   1.752       1.662    --
                                                                                 2014   1.606       1.752    --
                                                                                 2013   1.242       1.606    --
                                                                                 2012   1.091       1.242    --
                                                                                 2011   1.065       1.091    --
                                                                                 2010   0.996       1.065    --
                                                                                 2009   0.819       0.996    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   2.648       2.675    --
                                                                                 2017   2.182       2.648    --
                                                                                 2016   2.111       2.182    --
                                                                                 2015   2.260       2.111    --
                                                                                 2014   2.223       2.260    --
                                                                                 2013   1.548       2.223    --
                                                                                 2012   1.327       1.548    --
                                                                                 2011   1.340       1.327    --
                                                                                 2010   1.096       1.340    --
                                                                                 2009   0.786       1.096    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.778       0.756    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.937       0.924    --
                                                                                 2010   0.879       0.937    --
                                                                                 2009   0.766       0.879    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.106       1.140    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.421       1.518    --
                                                                                 2013   1.226       1.421    --
                                                                                 2012   1.134       1.226    --
                                                                                 2011   1.161       1.134    --
                                                                                 2010   1.060       1.161    --
                                                                                 2009   0.883       1.060    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.782       0.757    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.700       0.715    --

                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)............................. 2018   2.629       2.334        88,153
                                                                                       2017   2.048       2.629        89,965
                                                                                       2016   2.085       2.048        90,482
                                                                                       2015   1.997       2.085       100,348
                                                                                       2014   1.999       1.997       206,347
                                                                                       2013   1.585       1.999       208,881
                                                                                       2012   1.325       1.585       261,203
                                                                                       2011   1.489       1.325       264,594
                                                                                       2010   1.365       1.489       260,760
                                                                                       2009   0.983       1.365       238,175
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2018   2.534       2.468       173,775
                                                                                       2017   2.023       2.534       194,442
                                                                                       2016   1.893       2.023       223,344
                                                                                       2015   1.814       1.893       258,304
                                                                                       2014   1.713       1.814       440,989
                                                                                       2013   1.348       1.713       502,065
                                                                                       2012   1.172       1.348       577,067
                                                                                       2011   1.254       1.172       614,177
                                                                                       2010   1.082       1.254       637,392
                                                                                       2009   0.795       1.082       688,936
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2018   2.139       2.051        59,937
                                                                                       2017   1.790       2.139        81,448
                                                                                       2016   1.644       1.790       108,010
                                                                                       2015   1.660       1.644       127,913
                                                                                       2014   1.537       1.660       176,207
                                                                                       2013   1.179       1.537       252,382
                                                                                       2012   1.028       1.179       361,564
                                                                                       2011   1.073       1.028       421,497
                                                                                       2010   0.986       1.073       433,511
                                                                                       2009   0.770       0.986       676,238
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   1.932       1.839        30,769
                                                                                       2017   1.829       1.932        32,542
                                                                                       2016   1.638       1.829        33,373
                                                                                       2015   1.741       1.638        37,558
                                                                                       2014   1.722       1.741        86,170
                                                                                       2013   1.605       1.722       101,529
                                                                                       2012   1.407       1.605       154,593
                                                                                       2011   1.404       1.407       210,037
                                                                                       2010   1.237       1.404       215,815
                                                                                       2009   0.860       1.237       202,696
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.484       1.302        98,889
                                                                                       2017   1.236       1.484        98,889
                                                                                       2016   1.162       1.236        98,889
                                                                                       2015   1.214       1.162        98,889
                                                                                       2014   1.184       1.214        98,889
                                                                                       2013   0.936       1.184        98,889
                                                                                       2012   0.821       0.936        98,889
                                                                                       2011   0.966       0.821       114,259
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.627       1.346       100,982
                                                                                       2017   1.492       1.627       103,806
                                                                                       2016   1.164       1.492       131,598
                                                                                       2015   1.260       1.164       144,333
                                                                                       2014   1.269       1.260       237,775
                                                                                       2013   0.982       1.269       288,185
                                                                                       2012   0.852       0.982       317,937
                                                                                       2011   0.959       0.852       347,001
                                                                                       2010   0.819       0.959       348,614
                                                                                       2009   0.664       0.819       767,513
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   1.820       1.525       263,250
                                                                                       2017   1.453       1.820       309,803
                                                                                       2016   1.335       1.453       370,933
                                                                                       2015   1.586       1.335       385,112
                                                                                       2014   1.738       1.586       492,678
                                                                                       2013   1.873       1.738       127,378
                                                                                       2012   1.614       1.873       126,007
                                                                                       2011   2.034       1.614       140,892
                                                                                       2010   1.685       2.034       141,046
                                                                                       2009   1.021       1.685       148,540

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.715       0.677            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2018   2.256       2.063        95,674
                                                                                    2017   1.895       2.256        99,455
                                                                                    2016   1.792       1.895       102,995
                                                                                    2015   1.757       1.792       105,898
                                                                                    2014   1.584       1.757       188,402
                                                                                    2013   1.209       1.584       213,373
                                                                                    2012   1.092       1.209       228,991
                                                                                    2011   1.116       1.092       241,608
                                                                                    2010   1.015       1.116       244,361
                                                                                    2009   0.872       1.015       251,633
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)...................... 2018   1.141       1.020         9,094
                                                                                    2017   1.053       1.141         8,752
                                                                                    2016   1.066       1.053         7,445
                                                                                    2015   1.105       1.066         8,362
                                                                                    2014   0.996       1.105       125,000
                                                                                    2013   0.983       0.996       125,860
                                                                                    2012   0.798       0.983       134,673
                                                                                    2011   0.862       0.798       134,023
                                                                                    2010   0.760       0.862       134,130
                                                                                    2009   0.576       0.760       158,046
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................ 2014   2.009       2.087            --
                                                                                    2013   1.594       2.009        63,602
                                                                                    2012   1.329       1.594        71,832
                                                                                    2011   1.469       1.329        94,443
                                                                                    2010   1.372       1.469        92,218
                                                                                    2009   0.981       1.372       375,264
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)................... 2018   2.548       2.318        12,762
                                                                                    2017   2.199       2.548        13,461
                                                                                    2016   2.187       2.199        14,197
                                                                                    2015   2.329       2.187        15,911
                                                                                    2014   2.081       2.329        41,894
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).................... 2018   2.349       1.749        17,483
                                                                                    2017   1.840       2.349        18,710
                                                                                    2016   1.738       1.840        26,094
                                                                                    2015   1.861       1.738        27,002
                                                                                    2014   2.017       1.861        27,006
                                                                                    2013   1.580       2.017        32,227
                                                                                    2012   1.250       1.580        26,025
                                                                                    2011   1.488       1.250        25,432
                                                                                    2010   1.307       1.488        25,159
                                                                                    2009   0.861       1.307        34,601
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................ 2018   2.060       1.767       222,063
                                                                                    2017   1.788       2.060       248,420
                                                                                    2016   1.561       1.788       354,804
                                                                                    2015   1.701       1.561       377,870
                                                                                    2014   1.594       1.701       467,139
                                                                                    2013   1.206       1.594       161,095
                                                                                    2012   1.042       1.206       176,627
                                                                                    2011   1.083       1.042       185,883
                                                                                    2010   0.966       1.083       187,809
                                                                                    2009   0.778       0.966       190,168
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)........................ 2018   2.750       2.449         5,463
                                                                                    2017   2.243       2.750         5,463
                                                                                    2016   2.056       2.243         5,463
                                                                                    2015   2.136       2.056         5,465
                                                                                    2014   2.023       2.136         5,467
                                                                                    2013   1.474       2.023         7,796
                                                                                    2012   1.274       1.474         7,891
                                                                                    2011   1.316       1.274         7,875
                                                                                    2010   1.066       1.316         8,097
                                                                                    2009   0.814       1.066         8,154
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)........................ 2018   2.139       1.801            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.114       2.139            --
                                                                              2016   1.655       2.114            --
                                                                              2015   1.828       1.655            --
                                                                              2014   1.789       1.828            --
                                                                              2013   1.375       1.789           825
                                                                              2012   1.218       1.375           868
                                                                              2011   1.388       1.218           919
                                                                              2010   1.189       1.388           974
                                                                              2009   0.944       1.189         1,021
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.890       0.878            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.633       1.678            --
                                                                              2015   1.704       1.633           832
                                                                              2014   1.661       1.704           835
                                                                              2013   1.573       1.661         3,343
                                                                              2012   1.423       1.573        20,823
                                                                              2011   1.391       1.423        29,617
                                                                              2010   1.259       1.391        42,058
                                                                              2009   0.940       1.259        13,654
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.702       1.429        68,617
                                                                              2017   1.361       1.702        79,322
                                                                              2016   1.406       1.361        88,591
                                                                              2015   1.466       1.406        95,636
                                                                              2014   1.614       1.466       117,137
                                                                              2013   1.386       1.614       124,428
                                                                              2012   1.217       1.386       189,920
                                                                              2011   1.396       1.217       207,976
                                                                              2010   1.283       1.396       214,340
                                                                              2009   0.999       1.283       214,349
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.217       1.316            --
                                                                              2012   1.181       1.217        13,802
                                                                              2011   1.275       1.181        20,019
                                                                              2010   1.060       1.275        22,653
                                                                              2009   0.791       1.060        24,515
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)............................... 2013   1.011       1.092            --
                                                                              2012   0.983       1.011       183,981
                                                                              2011   1.063       0.983       179,180
                                                                              2010   0.886       1.063       188,939
                                                                              2009   0.664       0.886       189,232
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2018   1.687       1.430        27,373
                                                                              2017   1.264       1.687        30,210
                                                                              2016   1.291       1.264        55,010
                                                                              2015   1.273       1.291        60,002
                                                                              2014   1.276       1.273       245,738
                                                                              2013   1.028       1.276       300,959
                                                                              2012   0.869       1.028       344,541
                                                                              2011   0.972       0.869       371,687
                                                                              2010   0.859       0.972       365,128
                                                                              2009   0.629       0.859       394,022
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.282       1.225        40,072
                                                                              2017   1.265       1.282        40,899
                                                                              2016   1.232       1.265        40,763
                                                                              2015   1.300       1.232        41,502
                                                                              2014   1.290       1.300       119,447
                                                                              2013   1.452       1.290       146,165
                                                                              2012   1.360       1.452       138,943
                                                                              2011   1.250       1.360       133,088
                                                                              2010   1.185       1.250       152,501
                                                                              2009   1.026       1.185       160,485
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2018   1.453       1.415       136,957
                                                                              2017   1.424       1.453       153,572
                                                                              2016   1.421       1.424       266,377
                                                                              2015   1.456       1.421       314,554
                                                                              2014   1.431       1.456       416,808
                                                                              2013   1.494       1.431       642,545
                                                                              2012   1.401       1.494       804,181
                                                                              2011   1.391       1.401       742,170
                                                                              2010   1.317       1.391       273,169
                                                                              2009   1.188       1.317       250,592

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.636       1.641            --
                                                                           2015   1.674       1.636            --
                                                                           2014   1.543       1.674        18,944
                                                                           2013   1.188       1.543        19,688
                                                                           2012   1.100       1.188        21,546
                                                                           2011   1.180       1.100        20,806
                                                                           2010   1.040       1.180        20,250
                                                                           2009   0.860       1.040        20,562
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.609       1.645            --
                                                                           2015   1.670       1.609        65,961
                                                                           2014   1.635       1.670       224,180
                                                                           2013   1.650       1.635       244,510
                                                                           2012   1.514       1.650       241,466
                                                                           2011   1.496       1.514       265,428
                                                                           2010   1.366       1.496       266,885
                                                                           2009   1.052       1.366       298,317
 BHFTI RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.364       1.422            --
                                                                           2012   1.247       1.364        18,260
                                                                           2011   1.551       1.247        30,204
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2018   1.695       1.503       106,928
                                                                           2017   1.485       1.695       126,335
                                                                           2016   1.312       1.485       127,733
                                                                           2015   1.393       1.312       144,478
                                                                           2014   1.260       1.393       207,547
                                                                           2013   0.965       1.260       292,991
                                                                           2012   0.838       0.965       318,100
                                                                           2011   0.894       0.838       327,353
                                                                           2010   0.782       0.894       354,038
                                                                           2009   0.677       0.782       394,536
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2018   1.920       1.704        87,674
                                                                           2017   1.680       1.920        89,218
                                                                           2016   1.482       1.680        82,909
                                                                           2015   1.573       1.482        67,041
                                                                           2014   1.450       1.573        50,886
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.455       1.276       131,076
                                                                           2017   1.361       1.455       139,203
                                                                           2016   1.207       1.361       155,631
                                                                           2015   1.358       1.207       164,499
                                                                           2014   1.269       1.358       285,919
                                                                           2013   0.997       1.269       345,310
                                                                           2012   0.891       0.997       389,363
                                                                           2011   0.947       0.891       426,857
                                                                           2010   0.773       0.947       440,222
                                                                           2009   0.626       0.773       491,495
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.285       1.250        19,352
                                                                           2017   1.264       1.285        20,949
                                                                           2016   1.255       1.264        22,538
                                                                           2015   1.278       1.255        24,272
                                                                           2014   1.223       1.278        37,213
                                                                           2013   1.262       1.223        52,030
                                                                           2012   1.202       1.262        85,864
                                                                           2011   1.156       1.202        66,747
                                                                           2010   1.093       1.156        69,594
                                                                           2009   1.022       1.093        47,384
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.809       1.809        17,949
                                                                           2017   1.384       1.809        18,376
                                                                           2016   1.416       1.384        18,384
                                                                           2015   1.365       1.416        23,284
                                                                           2014   1.284       1.365        23,698
                                                                           2013   0.980       1.284        24,049
                                                                           2012   0.877       0.980        28,174
                                                                           2011   0.987       0.877        33,418
                                                                           2010   0.844       0.987        34,360
                                                                           2009   0.673       0.844        34,504
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.862       0.857       494,221

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   0.875
                                                                                           2016   0.893
                                                                                           2015   0.915
                                                                                           2014   0.937
                                                                                           2013   0.960
                                                                                           2012   0.983
                                                                                           2011   1.007
                                                                                           2010   1.032
                                                                                           2009   1.052
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 2018   1.303
                                                                                           2017   1.248
                                                                                           2016   1.223
                                                                                           2015   1.260
                                                                                           2014   1.235
                                                                                           2013   1.213
                                                                                           2012   1.138
                                                                                           2011   1.129
                                                                                           2010   1.051
                                                                                           2009   0.893
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 2018   1.383
                                                                                           2017   1.280
                                                                                           2016   1.236
                                                                                           2015   1.280
                                                                                           2014   1.249
                                                                                           2013   1.153
                                                                                           2012   1.060
                                                                                           2011   1.074
                                                                                           2010   0.987
                                                                                           2009   0.817
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 2018   1.442
                                                                                           2017   1.288
                                                                                           2016   1.231
                                                                                           2015   1.278
                                                                                           2014   1.246
                                                                                           2013   1.081
                                                                                           2012   0.978
                                                                                           2011   1.016
                                                                                           2010   0.919
                                                                                           2009   0.744
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.485
                                                                                           2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.226
                                                                                           2013   1.010
                                                                                           2012   0.897
                                                                                           2011   0.955
                                                                                           2010   0.853
                                                                                           2009   0.677
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.830
                                                                                           2017   1.628
                                                                                           2016   1.558
                                                                                           2015   1.556
                                                                                           2014   1.442
                                                                                           2013   1.225
                                                                                           2012   1.116
                                                                                           2011   1.102
                                                                                           2010   1.029
                                                                                           2009   0.892
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.806
                                                                                           2017   1.554
                                                                                           2016   1.483
                                                                                           2015   1.483
                                                                                           2014   1.373
                                                                                           2013   1.052
                                                                                           2012   0.955
                                                                                           2011   1.019
                                                                                           2010   0.932
                                                                                           2009   0.723



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.862       664,054
                                                                                           0.875       816,531
                                                                                           0.893       842,751
                                                                                           0.915       990,301
                                                                                           0.937     1,100,005
                                                                                           0.960     1,003,845
                                                                                           0.983     1,425,723
                                                                                           1.007       954,833
                                                                                           1.032       993,445
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....................... 1.239            --
                                                                                           1.303            --
                                                                                           1.248            --
                                                                                           1.223            --
                                                                                           1.260            --
                                                                                           1.235        31,577
                                                                                           1.213        30,538
                                                                                           1.138        32,331
                                                                                           1.129       367,874
                                                                                           1.051       177,679
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....................... 1.290        46,882
                                                                                           1.383        49,779
                                                                                           1.280        52,750
                                                                                           1.236        56,004
                                                                                           1.280        59,206
                                                                                           1.249        13,886
                                                                                           1.153        37,035
                                                                                           1.060        14,924
                                                                                           1.074       318,372
                                                                                           0.987        22,887
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....................... 1.322       756,877
                                                                                           1.442       833,642
                                                                                           1.288     1,334,869
                                                                                           1.231     1,781,155
                                                                                           1.278     1,872,295
                                                                                           1.246       146,141
                                                                                           1.081        91,539
                                                                                           0.978        99,335
                                                                                           1.016       141,671
                                                                                           0.919       484,162
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.332     2,124,379
                                                                                           1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
                                                                                           1.226       438,432
                                                                                           1.010       466,543
                                                                                           0.897       478,427
                                                                                           0.955        65,955
                                                                                           0.853        66,003
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.719         1,852
                                                                                           1.830         1,820
                                                                                           1.628         1,758
                                                                                           1.558         5,406
                                                                                           1.556        22,747
                                                                                           1.442        22,914
                                                                                           1.225        27,072
                                                                                           1.116        27,804
                                                                                           1.102        27,407
                                                                                           1.029        29,848
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.762        32,852
                                                                                           1.806        38,281
                                                                                           1.554        39,640
                                                                                           1.483        41,736
                                                                                           1.483        43,813
                                                                                           1.373        52,731
                                                                                           1.052        53,376
                                                                                           0.955        61,495
                                                                                           1.019        64,230
                                                                                           0.932        70,934

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.630       0.656            --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   0.997       1.095            --
                                                                          2012   0.884       0.997        76,837
                                                                          2011   0.965       0.884        76,958
                                                                          2010   0.864       0.965        76,287
                                                                          2009   0.727       0.864        77,657
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2018   2.044       1.880         7,109
                                                                          2017   1.673       2.044         7,109
                                                                          2016   1.627       1.673         7,109
                                                                          2015   1.622       1.627         7,109
                                                                          2014   1.496       1.622         7,109
                                                                          2013   1.155       1.496         7,109
                                                                          2012   1.067       1.155         7,112
                                                                          2011   1.129       1.067         7,115
                                                                          2010   1.004       1.129         7,119
                                                                          2009   0.689       1.004        49,939
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.896       0.969            --
                                                                          2010   0.793       0.896       141,121
                                                                          2009   0.618       0.793       199,686
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09).................. 2018   1.959       1.820         7,273
                                                                          2017   1.655       1.959         7,273
                                                                          2016   1.522       1.655         7,273
                                                                          2015   1.545       1.522         7,273
                                                                          2014   1.399       1.545         7,273
                                                                          2013   1.088       1.399        13,694
                                                                          2012   0.966       1.088        13,584
                                                                          2011   0.973       0.966        14,052
                                                                          2010   0.871       0.973        14,062
                                                                          2009   0.712       0.871        26,019
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2018   1.740       1.600        76,480
                                                                          2017   1.588       1.740        78,779
                                                                          2016   1.492       1.588        78,428
                                                                          2015   1.534       1.492        81,098
                                                                          2014   1.449       1.534        82,507
                                                                          2013   1.250       1.449        84,540
                                                                          2012   1.150       1.250       102,308
                                                                          2011   1.152       1.150        93,382
                                                                          2010   1.074       1.152        97,799
                                                                          2009   0.930       1.074       134,232
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2018   2.482       2.179        51,778
                                                                          2017   2.154       2.482        52,202
                                                                          2016   1.929       2.154        63,294
                                                                          2015   1.979       1.929        64,264
                                                                          2014   1.829       1.979       136,543
                                                                          2013   1.380       1.829       151,945
                                                                          2012   1.212       1.380       121,441
                                                                          2011   1.231       1.212       148,225
                                                                          2010   1.132       1.231       158,510
                                                                          2009   0.959       1.132       202,736
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2018   2.066       1.882         7,139
                                                                          2017   1.828       2.066         7,363
                                                                          2016   1.578       1.828         7,392
                                                                          2015   1.607       1.578         8,198
                                                                          2014   1.646       1.607        13,677
                                                                          2013   1.325       1.646        13,477
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.696       1.540        68,791
                                                                          2017   1.504       1.696       146,458
                                                                          2016   1.301       1.504       153,018
                                                                          2015   1.328       1.301       162,178
                                                                          2014   1.364       1.328       148,330
                                                                          2013   1.100       1.364       164,060
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)....... 2018   2.285       2.205           697

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.753
                                                                                           2016    1.769
                                                                                           2015    1.640
                                                                                           2014    1.543
                                                                                           2013    1.139
                                                                                           2012    0.983
                                                                                           2011    1.021
                                                                                           2010    0.896
                                                                                           2009    0.641
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.577
                                                                                           2017    2.154
                                                                                           2016    1.979
                                                                                           2015    1.978
                                                                                           2014    1.900
                                                                                           2013    1.350
                                                                                           2012    1.193
                                                                                           2011    1.205
                                                                                           2010    0.916
                                                                                           2009    0.677
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   27.746
   .
                                                                                           2017   26.258
                                                                                           2016   25.459
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.119
                                                                                           2017    1.123
                                                                                           2016    1.134
                                                                                           2015    1.153
                                                                                           2014    1.147
                                                                                           2013    1.182
                                                                                           2012    1.170
                                                                                           2011    1.134
                                                                                           2010    1.096
                                                                                           2009    1.074
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    2.434
                                                                                           2017    2.051
                                                                                           2016    1.950
                                                                                           2015    1.989
                                                                                           2014    1.825
                                                                                           2013    1.427
                                                                                           2012    1.259
                                                                                           2011    1.326
                                                                                           2010    1.162
                                                                                           2009    0.878
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............ 2018    2.441
                                                                                           2017    2.025
                                                                                           2016    2.020
                                                                                           2015    2.048
                                                                                           2014    1.896
                                                                                           2013    1.405
                                                                                           2012    1.177
                                                                                           2011    1.240
                                                                                           2010    1.076
                                                                                           2009    0.812
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)................................. 2018    2.911
                                                                                           2017    2.473
                                                                                           2016    2.264
                                                                                           2015    2.357
                                                                                           2014    2.277
                                                                                           2013    1.716
                                                                                           2012    1.535
                                                                                           2011    1.764
                                                                                           2010    1.405
                                                                                           2009    1.030
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)................................. 2018    1.563



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            2.285          772
                                                                                            1.753          860
                                                                                            1.769          830
                                                                                            1.640       14,125
                                                                                            1.543       16,450
                                                                                            1.139        9,860
                                                                                            0.983       10,769
                                                                                            1.021       10,841
                                                                                            0.896       11,377
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.345       12,623
                                                                                            2.577       21,582
                                                                                            2.154       22,815
                                                                                            1.979       31,078
                                                                                            1.978       38,130
                                                                                            1.900       47,224
                                                                                            1.350       52,762
                                                                                            1.193       87,783
                                                                                            1.205      111,681
                                                                                            0.916       88,307
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 26.056        4,241
   .
                                                                                           27.746        4,277
                                                                                           26.258        4,215
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.105           --
                                                                                            1.119           --
                                                                                            1.123           --
                                                                                            1.134           --
                                                                                            1.153           --
                                                                                            1.147       13,582
                                                                                            1.182       27,791
                                                                                            1.170       94,672
                                                                                            1.134       91,023
                                                                                            1.096      127,573
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.219       47,492
                                                                                            2.434       51,322
                                                                                            2.051       55,905
                                                                                            1.950       57,655
                                                                                            1.989       92,011
                                                                                            1.825      106,575
                                                                                            1.427      108,391
                                                                                            1.259      121,933
                                                                                            1.326      126,803
                                                                                            1.162      162,252
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)............  2.260           --
                                                                                            2.441           --
                                                                                            2.025           --
                                                                                            2.020           --
                                                                                            2.048           --
                                                                                            1.896           --
                                                                                            1.405           --
                                                                                            1.177           --
                                                                                            1.240           --
                                                                                            1.076        5,053
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).................................  2.422       43,474
                                                                                            2.911       47,940
                                                                                            2.473       50,833
                                                                                            2.264       55,441
                                                                                            2.357      109,346
                                                                                            2.277      140,774
                                                                                            1.716      153,859
                                                                                            1.535      168,703
                                                                                            1.764      175,491
                                                                                            1.405      233,342
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03).................................  1.290      227,396

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.372       1.563       318,579
                                                                                  2016   1.311       1.372       380,097
                                                                                  2015   1.436       1.311       408,308
                                                                                  2014   1.655       1.436       444,499
                                                                                  2013   1.379       1.655       460,677
                                                                                  2012   1.195       1.379       479,599
                                                                                  2011   1.369       1.195       497,969
                                                                                  2010   1.294       1.369       491,308
                                                                                  2009   0.967       1.294       776,946
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............. 2010   1.194       1.207            --
                                                                                  2009   0.973       1.194            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)............ 2011   1.458       1.557            --
                                                                                  2010   1.201       1.458        30,190
                                                                                  2009   0.784       1.201        17,501
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2018   2.375       2.125         9,345
                                                                                  2017   2.092       2.375         9,615
                                                                                  2016   2.117       2.092         9,963
                                                                                  2015   2.207       2.117        11,947
                                                                                  2014   1.878       2.207        39,479
                                                                                  2013   1.301       1.878        52,507
                                                                                  2012   1.123       1.301        68,765
                                                                                  2011   1.122       1.123        71,966
                                                                                  2010   0.920       1.122        76,310
                                                                                  2009   0.700       0.920       375,983
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.444       1.448            --
                                                                                  2013   1.119       1.444        95,035
                                                                                  2012   0.997       1.119        51,376
                                                                                  2011   1.089       0.997        51,383
                                                                                  2010   0.956       1.089        51,390
                                                                                  2009   0.757       0.956        51,398
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2018   2.205       2.115            --
                                                                                  2017   1.889       2.205            --
                                                                                  2016   1.763       1.889            --
                                                                                  2015   1.777       1.763            --
                                                                                  2014   1.640       1.777            --
                                                                                  2013   1.292       1.640            --
                                                                                  2012   1.142       1.292        10,004
                                                                                  2011   1.140       1.142            --
                                                                                  2010   1.037       1.140            --
                                                                                  2009   0.870       1.037            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2018   2.286       2.232            --
                                                                                  2017   1.862       2.286            --
                                                                                  2016   1.776       1.862            --
                                                                                  2015   1.657       1.776            --
                                                                                  2014   1.489       1.657            --
                                                                                  2013   1.106       1.489            --
                                                                                  2012   0.941       1.106            --
                                                                                  2011   0.971       0.941            --
                                                                                  2010   0.905       0.971            --
                                                                                  2009   0.651       0.905            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)......... 2018   2.067       1.839            --
                                                                                  2017   1.844       2.067            --
                                                                                  2016   1.671       1.844            --
                                                                                  2015   1.762       1.671            --
                                                                                  2014   1.616       1.762            --
                                                                                  2013   1.250       1.616            --
                                                                                  2012   1.100       1.250            --
                                                                                  2011   1.073       1.100            --
                                                                                  2010   1.004       1.073            --
                                                                                  2009   0.826       1.004            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)........ 2018   2.741       2.768         7,208

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2017   2.259       2.741         7,212
                                                                                2016   2.187       2.259         7,216
                                                                                2015   2.343       2.187         7,221
                                                                                2014   2.306       2.343         9,664
                                                                                2013   1.606       2.306        15,511
                                                                                2012   1.378       1.606        16,276
                                                                                2011   1.392       1.378        25,762
                                                                                2010   1.139       1.392        26,111
                                                                                2009   0.817       1.139        31,574
 LMPVET Equity Index Subaccount (Class II) (5/03).............................. 2009   0.765       0.742            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)....... 2011   0.943       0.929            --
                                                                                2010   0.884       0.943       156,088
                                                                                2009   0.771       0.884       161,688
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)............... 2009   1.150       1.185            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04).................. 2014   1.462       1.560            --
                                                                                2013   1.262       1.462         2,224
                                                                                2012   1.167       1.262         2,342
                                                                                2011   1.196       1.167         2,583
                                                                                2010   1.092       1.196         2,872
                                                                                2009   0.911       1.092         2,855
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................ 2009   0.778       0.753            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........................ 2009   0.695       0.710            --





                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)........ 2018   3.385       3.002        71,188
                                                                  2017   2.640       3.385        70,669
                                                                  2016   2.690       2.640        79,038
                                                                  2015   2.579       2.690       119,343
                                                                  2014   2.585       2.579       143,562
                                                                  2013   2.051       2.585       149,478
                                                                  2012   1.716       2.051       185,222
                                                                  2011   1.931       1.716       192,473
                                                                  2010   1.772       1.931       199,653
                                                                  2009   1.277       1.772       204,063
 American Funds Growth Subaccount (Class 2) (5/03)............... 2018   3.163       3.077       137,106
                                                                  2017   2.528       3.163       156,511
                                                                  2016   2.367       2.528       175,610
                                                                  2015   2.271       2.367       207,392
                                                                  2014   2.146       2.271       310,915
                                                                  2013   1.691       2.146       333,376
                                                                  2012   1.471       1.691       403,274
                                                                  2011   1.576       1.471       452,529
                                                                  2010   1.361       1.576       472,370
                                                                  2009   1.001       1.361       404,448
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2018   2.667       2.554        47,835
                                                                  2017   2.234       2.667        59,133
                                                                  2016   2.054       2.234        70,609
                                                                  2015   2.076       2.054        88,605
                                                                  2014   1.924       2.076       122,804
                                                                  2013   1.477       1.924       136,836
                                                                  2012   1.289       1.477       192,160
                                                                  2011   1.347       1.289       237,555
                                                                  2010   1.239       1.347       277,975
                                                                  2009   0.968       1.239       268,006

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2018   2.098       1.996        10,054
                                                                                       2017   1.989       2.098        10,916
                                                                                       2016   1.782       1.989        11,873
                                                                                       2015   1.896       1.782        12,114
                                                                                       2014   1.878       1.896        83,418
                                                                                       2013   1.753       1.878        89,890
                                                                                       2012   1.537       1.753        94,568
                                                                                       2011   1.536       1.537       113,334
                                                                                       2010   1.355       1.536       111,631
                                                                                       2009   0.943       1.355       111,636
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.466       1.286            --
                                                                                       2017   1.223       1.466            --
                                                                                       2016   1.151       1.223            --
                                                                                       2015   1.204       1.151            --
                                                                                       2014   1.175       1.204            --
                                                                                       2013   0.930       1.175            --
                                                                                       2012   0.817       0.930            --
                                                                                       2011   0.961       0.817            --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/06)........................ 2018   1.608       1.329        62,002
                                                                                       2017   1.476       1.608        57,342
                                                                                       2016   1.153       1.476        57,245
                                                                                       2015   1.249       1.153        66,411
                                                                                       2014   1.259       1.249        68,009
                                                                                       2013   0.975       1.259        71,204
                                                                                       2012   0.847       0.975        84,152
                                                                                       2011   0.955       0.847        87,625
                                                                                       2010   0.816       0.955        96,299
                                                                                       2009   0.662       0.816       158,379
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2018   2.547       2.132        30,568
                                                                                       2017   2.035       2.547        34,297
                                                                                       2016   1.871       2.035        60,133
                                                                                       2015   2.226       1.871        63,142
                                                                                       2014   2.442       2.226        74,164
                                                                                       2013   2.635       2.442        18,014
                                                                                       2012   2.272       2.635        22,951
                                                                                       2011   2.866       2.272        21,523
                                                                                       2010   2.376       2.866        21,315
                                                                                       2009   1.442       2.376        31,735
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.854       0.809            --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.585       2.362        77,383
                                                                                       2017   2.173       2.585        73,729
                                                                                       2016   2.057       2.173        73,731
                                                                                       2015   2.020       2.057       128,870
                                                                                       2014   1.823       2.020       132,552
                                                                                       2013   1.393       1.823       137,575
                                                                                       2012   1.258       1.393       143,058
                                                                                       2011   1.287       1.258       149,076
                                                                                       2010   1.172       1.287       155,743
                                                                                       2009   1.008       1.172       162,392
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2018   1.127       1.008        22,522
                                                                                       2017   1.042       1.127        34,343
                                                                                       2016   1.056       1.042        39,188
                                                                                       2015   1.096       1.056        41,681
                                                                                       2014   0.988       1.096        45,518
                                                                                       2013   0.977       0.988        44,355
                                                                                       2012   0.793       0.977        51,659
                                                                                       2011   0.858       0.793        58,125
                                                                                       2010   0.757       0.858        54,595
                                                                                       2009   0.574       0.757       160,729
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.401       2.493            --
                                                                                       2013   1.906       2.401        24,460
                                                                                       2012   1.592       1.906        46,950
                                                                                       2011   1.761       1.592        48,634
                                                                                       2010   1.646       1.761        50,622
                                                                                       2009   1.178       1.646       108,960
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   3.033       2.756         9,701

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.619       3.033         6,588
                                                                              2016   2.608       2.619         6,588
                                                                              2015   2.780       2.608        22,024
                                                                              2014   2.485       2.780        23,054
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06).............. 2018   2.877       2.140        14,383
                                                                              2017   2.256       2.877        15,279
                                                                              2016   2.133       2.256        15,396
                                                                              2015   2.286       2.133        32,848
                                                                              2014   2.480       2.286       105,498
                                                                              2013   1.944       2.480       104,647
                                                                              2012   1.540       1.944       124,832
                                                                              2011   1.836       1.540       136,678
                                                                              2010   1.613       1.836       132,957
                                                                              2009   1.064       1.613        50,307
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   2.581       2.211        25,868
                                                                              2017   2.242       2.581        39,711
                                                                              2016   1.960       2.242       205,617
                                                                              2015   2.137       1.960       213,484
                                                                              2014   2.005       2.137       263,072
                                                                              2013   1.518       2.005        12,777
                                                                              2012   1.314       1.518        14,105
                                                                              2011   1.367       1.314        15,526
                                                                              2010   1.220       1.367        12,037
                                                                              2009   0.983       1.220        12,355
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2018   2.716       2.416            --
                                                                              2017   2.217       2.716            --
                                                                              2016   2.034       2.217            --
                                                                              2015   2.116       2.034            --
                                                                              2014   2.005       2.116            --
                                                                              2013   1.463       2.005            --
                                                                              2012   1.266       1.463            --
                                                                              2011   1.309       1.266            --
                                                                              2010   1.061       1.309            --
                                                                              2009   0.811       1.061            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2018   2.112       1.776            --
                                                                              2017   2.090       2.112            --
                                                                              2016   1.637       2.090            --
                                                                              2015   1.810       1.637            --
                                                                              2014   1.774       1.810            --
                                                                              2013   1.365       1.774            --
                                                                              2012   1.210       1.365            --
                                                                              2011   1.380       1.210            --
                                                                              2010   1.184       1.380            --
                                                                              2009   0.940       1.184            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   0.873       0.861            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2016   1.821       1.870            --
                                                                              2015   1.903       1.821        39,671
                                                                              2014   1.856       1.903        40,828
                                                                              2013   1.759       1.856        41,655
                                                                              2012   1.594       1.759        52,439
                                                                              2011   1.559       1.594        55,307
                                                                              2010   1.412       1.559        58,058
                                                                              2009   1.056       1.412        70,689
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   2.112       1.772         2,564
                                                                              2017   1.690       2.112         2,854
                                                                              2016   1.748       1.690         5,371
                                                                              2015   1.825       1.748        20,982
                                                                              2014   2.011       1.825        22,034
                                                                              2013   1.729       2.011        23,427
                                                                              2012   1.519       1.729        28,517
                                                                              2011   1.744       1.519        31,274
                                                                              2010   1.605       1.744        81,624
                                                                              2009   1.251       1.605       160,878
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   1.584       1.711            --
                                                                              2012   1.538       1.584            --
                                                                              2011   1.662       1.538            --
                                                                              2010   1.383       1.662            --
                                                                              2009   1.034       1.383            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI MLA Mid Cap Subaccount (Class B) (4/07)........................... 2013   1.003       1.084            --
                                                                          2012   0.977       1.003       346,323
                                                                          2011   1.057       0.977       343,251
                                                                          2010   0.882       1.057       341,884
                                                                          2009   0.662       0.882       360,279
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)............. 2018   1.667       1.412       176,662
                                                                          2017   1.250       1.667       176,620
                                                                          2016   1.279       1.250       191,521
                                                                          2015   1.262       1.279       199,657
                                                                          2014   1.266       1.262       192,469
                                                                          2013   1.021       1.266       194,024
                                                                          2012   0.864       1.021       194,610
                                                                          2011   0.968       0.864       219,312
                                                                          2010   0.856       0.968       218,946
                                                                          2009   0.628       0.856       220,935
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.310       1.250        46,496
                                                                          2017   1.294       1.310        46,788
                                                                          2016   1.261       1.294        46,094
                                                                          2015   1.332       1.261        47,408
                                                                          2014   1.323       1.332        48,641
                                                                          2013   1.491       1.323        58,812
                                                                          2012   1.398       1.491        62,982
                                                                          2011   1.286       1.398        60,992
                                                                          2010   1.221       1.286        49,179
                                                                          2009   1.058       1.221        34,481
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.414       1.376       101,448
                                                                          2017   1.387       1.414       109,275
                                                                          2016   1.386       1.387       116,157
                                                                          2015   1.421       1.386       232,744
                                                                          2014   1.399       1.421       592,616
                                                                          2013   1.462       1.399       698,005
                                                                          2012   1.372       1.462       719,832
                                                                          2011   1.364       1.372       665,578
                                                                          2010   1.293       1.364       530,733
                                                                          2009   1.167       1.293       520,566
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2016   1.900       1.905            --
                                                                          2015   1.947       1.900            --
                                                                          2014   1.796       1.947            --
                                                                          2013   1.383       1.796            --
                                                                          2012   1.283       1.383            --
                                                                          2011   1.378       1.283            --
                                                                          2010   1.216       1.378            --
                                                                          2009   1.006       1.216            --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2016   1.556       1.590            --
                                                                          2015   1.616       1.556        53,729
                                                                          2014   1.585       1.616        57,690
                                                                          2013   1.600       1.585        60,819
                                                                          2012   1.470       1.600        75,634
                                                                          2011   1.454       1.470        92,448
                                                                          2010   1.329       1.454        95,487
                                                                          2009   1.024       1.329        87,391
 BHFTI RCM Technology Subaccount (Class B) (5/11)........................ 2013   1.738       1.811            --
                                                                          2012   1.589       1.738           846
                                                                          2011   1.978       1.589            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)......... 2018   1.676       1.484       172,804
                                                                          2017   1.469       1.676       191,201
                                                                          2016   1.299       1.469       197,687
                                                                          2015   1.381       1.299       203,566
                                                                          2014   1.250       1.381       208,251
                                                                          2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.467       2.188         7,147

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   2.160       2.467         7,591
                                                                           2016   1.909       2.160       237,087
                                                                           2015   2.028       1.909       237,896
                                                                           2014   1.870       2.028       238,396
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (5/06)......... 2018   1.438       1.260        39,160
                                                                           2017   1.346       1.438        38,221
                                                                           2016   1.195       1.346        35,494
                                                                           2015   1.346       1.195        38,933
                                                                           2014   1.259       1.346        41,904
                                                                           2013   0.991       1.259        60,135
                                                                           2012   0.886       0.991        69,728
                                                                           2011   0.943       0.886        80,517
                                                                           2010   0.770       0.943        89,131
                                                                           2009   0.624       0.770        87,962
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2018   1.250       1.214            --
                                                                           2017   1.231       1.250            --
                                                                           2016   1.224       1.231        64,956
                                                                           2015   1.247       1.224       100,083
                                                                           2014   1.194       1.247       100,422
                                                                           2013   1.234       1.194        88,939
                                                                           2012   1.177       1.234        86,652
                                                                           2011   1.132       1.177       107,103
                                                                           2010   1.071       1.132       108,189
                                                                           2009   1.003       1.071        86,919
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   2.091       2.088        15,102
                                                                           2017   1.601       2.091        10,918
                                                                           2016   1.640       1.601        10,922
                                                                           2015   1.582       1.640        17,682
                                                                           2014   1.489       1.582        10,930
                                                                           2013   1.138       1.489        10,934
                                                                           2012   1.020       1.138        12,754
                                                                           2011   1.149       1.020        15,228
                                                                           2010   0.983       1.149        25,717
                                                                           2009   0.785       0.983        49,793
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2018   0.833       0.827        85,156
                                                                           2017   0.847       0.833       184,232
                                                                           2016   0.865       0.847       185,189
                                                                           2015   0.887       0.865       192,133
                                                                           2014   0.910       0.887       249,444
                                                                           2013   0.933       0.910       415,405
                                                                           2012   0.956       0.933       518,264
                                                                           2011   0.980       0.956     1,098,230
                                                                           2010   1.005       0.980     1,480,833
                                                                           2009   1.026       1.005     2,374,369
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (4/06)....... 2018   1.288       1.223       146,131
                                                                           2017   1.235       1.288       164,470
                                                                           2016   1.211       1.235       182,814
                                                                           2015   1.249       1.211       201,834
                                                                           2014   1.226       1.249       220,148
                                                                           2013   1.205       1.226       238,127
                                                                           2012   1.132       1.205       273,090
                                                                           2011   1.124       1.132       281,441
                                                                           2010   1.047       1.124       230,747
                                                                           2009   0.891       1.047       191,838
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/06)....... 2018   1.367       1.274        19,067
                                                                           2017   1.266       1.367        33,935
                                                                           2016   1.224       1.266        29,616
                                                                           2015   1.268       1.224        23,314
                                                                           2014   1.239       1.268        88,975
                                                                           2013   1.146       1.239        88,971
                                                                           2012   1.054       1.146        77,037
                                                                           2011   1.069       1.054         5,005
                                                                           2010   0.983       1.069        14,482
                                                                           2009   0.815       0.983        11,002
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/06)....... 2018   1.426       1.305     1,890,855

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.274
                                                                                           2016   1.220
                                                                                           2015   1.266
                                                                                           2014   1.236
                                                                                           2013   1.074
                                                                                           2012   0.973
                                                                                           2011   1.011
                                                                                           2010   0.916
                                                                                           2009   0.742
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 2018   1.468
                                                                                           2017   1.263
                                                                                           2016   1.197
                                                                                           2015   1.249
                                                                                           2014   1.217
                                                                                           2013   1.004
                                                                                           2012   0.892
                                                                                           2011   0.950
                                                                                           2010   0.850
                                                                                           2009   0.675
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   1.778
                                                                                           2017   1.583
                                                                                           2016   1.517
                                                                                           2015   1.517
                                                                                           2014   1.407
                                                                                           2013   1.196
                                                                                           2012   1.091
                                                                                           2011   1.078
                                                                                           2010   1.008
                                                                                           2009   0.874
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.080
                                                                                           2017   1.791
                                                                                           2016   1.711
                                                                                           2015   1.713
                                                                                           2014   1.588
                                                                                           2013   1.217
                                                                                           2012   1.106
                                                                                           2011   1.182
                                                                                           2010   1.082
                                                                                           2009   0.840
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.735
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.181
                                                                                           2012   1.047
                                                                                           2011   1.145
                                                                                           2010   1.026
                                                                                           2009   0.864
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2018   2.665
                                                                                           2017   2.184
                                                                                           2016   2.126
                                                                                           2015   2.121
                                                                                           2014   1.958
                                                                                           2013   1.514
                                                                                           2012   1.400
                                                                                           2011   1.482
                                                                                           2010   1.319
                                                                                           2009   0.906
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 2011   0.892
                                                                                           2010   0.790
                                                                                           2009   0.616
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 2018   1.935
                                                                                           2017   1.636
                                                                                           2016   1.506
                                                                                           2015   1.531
                                                                                           2014   1.388
                                                                                           2013   1.080
                                                                                           2012   0.960
                                                                                           2011   0.968
                                                                                           2010   0.867
                                                                                           2009   0.709



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.426      2,039,374
                                                                                           1.274      2,259,148
                                                                                           1.220      2,355,557
                                                                                           1.266      2,729,385
                                                                                           1.236        146,499
                                                                                           1.074        104,990
                                                                                           0.973         32,692
                                                                                           1.011         17,804
                                                                                           0.916         17,938
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/06)....................... 1.315      8,453,137
                                                                                           1.468      8,500,057
                                                                                           1.263      9,209,573
                                                                                           1.197      9,579,342
                                                                                           1.249     10,220,092
                                                                                           1.217             --
                                                                                           1.004             --
                                                                                           0.892             --
                                                                                           0.950         33,517
                                                                                           0.850         33,566
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 1.669        296,191
                                                                                           1.778        311,359
                                                                                           1.583        325,774
                                                                                           1.517        346,348
                                                                                           1.517        152,865
                                                                                           1.407        152,865
                                                                                           1.196        152,865
                                                                                           1.091        152,865
                                                                                           1.078        152,865
                                                                                           1.008        152,865
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.027          4,525
                                                                                           2.080            656
                                                                                           1.791            634
                                                                                           1.711         21,914
                                                                                           1.713         23,348
                                                                                           1.588         25,307
                                                                                           1.217         59,134
                                                                                           1.106         61,432
                                                                                           1.182         63,943
                                                                                           1.082         45,374
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.764             --
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.296             --
                                                                                           1.181        339,569
                                                                                           1.047        359,085
                                                                                           1.145        381,257
                                                                                           1.026        415,153
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.449          5,992
                                                                                           2.665          2,951
                                                                                           2.184          2,881
                                                                                           2.126         11,578
                                                                                           2.121          6,699
                                                                                           1.958          6,909
                                                                                           1.514          9,849
                                                                                           1.400         10,073
                                                                                           1.482         10,245
                                                                                           1.319         10,448
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (4/06)......................... 0.964             --
                                                                                           0.892             --
                                                                                           0.790             --
 BHFTII MetLife Stock Index Subaccount (Class B) (5/09)................................... 1.796        134,485
                                                                                           1.935        134,609
                                                                                           1.636        146,295
                                                                                           1.506        154,641
                                                                                           1.531        180,569
                                                                                           1.388        183,943
                                                                                           1.080        243,263
                                                                                           0.960        264,789
                                                                                           0.968        258,672
                                                                                           0.867        242,469

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............................. 2018    1.907
                                                                                           2017    1.742
                                                                                           2016    1.639
                                                                                           2015    1.687
                                                                                           2014    1.595
                                                                                           2013    1.377
                                                                                           2012    1.268
                                                                                           2011    1.272
                                                                                           2010    1.187
                                                                                           2009    1.028
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.403
                                                                                           2017    2.088
                                                                                           2016    1.872
                                                                                           2015    1.922
                                                                                           2014    1.778
                                                                                           2013    1.343
                                                                                           2012    1.181
                                                                                           2011    1.200
                                                                                           2010    1.105
                                                                                           2009    0.937
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    2.675
                                                                                           2017    2.369
                                                                                           2016    2.047
                                                                                           2015    2.086
                                                                                           2014    2.139
                                                                                           2013    1.723
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13).............................. 2018    1.675
                                                                                           2017    1.487
                                                                                           2016    1.288
                                                                                           2015    1.315
                                                                                           2014    1.352
                                                                                           2013    1.091
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................ 2018    2.259
                                                                                           2017    1.735
                                                                                           2016    1.752
                                                                                           2015    1.625
                                                                                           2014    1.531
                                                                                           2013    1.131
                                                                                           2012    0.978
                                                                                           2011    1.016
                                                                                           2010    0.892
                                                                                           2009    0.640
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    2.871
                                                                                           2017    2.402
                                                                                           2016    2.209
                                                                                           2015    2.211
                                                                                           2014    2.125
                                                                                           2013    1.511
                                                                                           2012    1.337
                                                                                           2011    1.351
                                                                                           2010    1.029
                                                                                           2009    0.761
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   27.111
   .
                                                                                           2017   25.682
                                                                                           2016   24.917
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06).............. 2018    1.072
                                                                                           2017    1.076
                                                                                           2016    1.088
                                                                                           2015    1.108
                                                                                           2014    1.103
                                                                                           2013    1.138
                                                                                           2012    1.127
                                                                                           2011    1.093
                                                                                           2010    1.058
                                                                                           2009    1.038
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)..................... 2018    3.005



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).............................  1.752      166,032
                                                                                            1.907      175,871
                                                                                            1.742      238,534
                                                                                            1.639      283,312
                                                                                            1.687      112,624
                                                                                            1.595      120,505
                                                                                            1.377      172,963
                                                                                            1.268      192,928
                                                                                            1.272      198,092
                                                                                            1.187      158,490
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.108      193,781
                                                                                            2.403      204,776
                                                                                            2.088      256,053
                                                                                            1.872      338,816
                                                                                            1.922      367,575
                                                                                            1.778      402,192
                                                                                            1.343      150,816
                                                                                            1.181      167,097
                                                                                            1.200      176,299
                                                                                            1.105      113,444
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  2.433           --
                                                                                            2.675           --
                                                                                            2.369           --
                                                                                            2.047           --
                                                                                            2.086           --
                                                                                            2.139           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)..............................  1.519       49,953
                                                                                            1.675       50,802
                                                                                            1.487      297,637
                                                                                            1.288      332,933
                                                                                            1.315      349,151
                                                                                            1.352      350,373
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................  2.177       49,899
                                                                                            2.259       54,018
                                                                                            1.735       66,789
                                                                                            1.752       74,311
                                                                                            1.625          991
                                                                                            1.531        1,107
                                                                                            1.131        5,149
                                                                                            0.978        5,242
                                                                                            1.016        5,556
                                                                                            0.892       79,085
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  2.610       13,918
                                                                                            2.871       11,632
                                                                                            2.402       17,192
                                                                                            2.209       17,320
                                                                                            2.211       30,547
                                                                                            2.125       32,028
                                                                                            1.511       36,551
                                                                                            1.337       47,638
                                                                                            1.351       50,562
                                                                                            1.029       52,869
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 25.434        1,888
   .
                                                                                           27.111        5,703
                                                                                           25.682        4,677
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)..............  1.057           --
                                                                                            1.072           --
                                                                                            1.076           --
                                                                                            1.088           --
                                                                                            1.108           --
                                                                                            1.103           --
                                                                                            1.138           --
                                                                                            1.127           --
                                                                                            1.093           --
                                                                                            1.058           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03).....................  2.735       20,642

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2017   2.534       3.005        17,477
                                                                                      2016   2.411       2.534        17,976
                                                                                      2015   2.462       2.411        18,123
                                                                                      2014   2.261       2.462        18,722
                                                                                      2013   1.770       2.261        19,328
                                                                                      2012   1.563       1.770        32,135
                                                                                      2011   1.648       1.563        39,013
                                                                                      2010   1.445       1.648        40,823
                                                                                      2009   1.094       1.445        27,527
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2018   2.697       2.494            --
                                                                                      2017   2.239       2.697           503
                                                                                      2016   2.236       2.239           503
                                                                                      2015   2.270       2.236         2,103
                                                                                      2014   2.103       2.270         2,125
                                                                                      2013   1.560       2.103         2,213
                                                                                      2012   1.308       1.560        12,437
                                                                                      2011   1.379       1.308        12,542
                                                                                      2010   1.199       1.379        12,529
                                                                                      2009   0.905       1.199        12,614
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2018   3.993       3.318        17,702
                                                                                      2017   3.396       3.993        17,328
                                                                                      2016   3.111       3.396        18,889
                                                                                      2015   3.243       3.111        27,332
                                                                                      2014   3.136       3.243        46,155
                                                                                      2013   2.366       3.136        52,585
                                                                                      2012   2.118       2.366        74,031
                                                                                      2011   2.436       2.118        81,407
                                                                                      2010   1.942       2.436       104,765
                                                                                      2009   1.425       1.942       156,662
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (6/03)............................ 2018   2.052       1.692        27,757
                                                                                      2017   1.803       2.052        29,037
                                                                                      2016   1.725       1.803        30,886
                                                                                      2015   1.891       1.725        39,529
                                                                                      2014   2.182       1.891        52,087
                                                                                      2013   1.819       2.182        71,202
                                                                                      2012   1.578       1.819       109,579
                                                                                      2011   1.810       1.578       162,436
                                                                                      2010   1.712       1.810       142,996
                                                                                      2009   1.281       1.712       159,291
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)................. 2010   1.509       1.526            --
                                                                                      2009   1.232       1.509            --
 Janus Henderson Global Technology Subaccount (Service Shares) (5/03)................ 2011   1.861       1.986            --
                                                                                      2010   1.534       1.861            --
                                                                                      2009   1.002       1.534            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........... 2018   2.995       2.677        59,726
                                                                                      2017   2.641       2.995        59,131
                                                                                      2016   2.675       2.641        60,244
                                                                                      2015   2.792       2.675        55,932
                                                                                      2014   2.377       2.792        55,126
                                                                                      2013   1.649       2.377        60,973
                                                                                      2012   1.425       1.649        79,707
                                                                                      2011   1.425       1.425        81,132
                                                                                      2010   1.169       1.425        80,241
                                                                                      2009   0.891       1.169        72,218
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............... 2014   1.863       1.867            --
                                                                                      2013   1.445       1.863       248,798
                                                                                      2012   1.289       1.445       257,503
                                                                                      2011   1.409       1.289       259,821
                                                                                      2010   1.239       1.409        26,289
                                                                                      2009   0.982       1.239        25,930
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................ 2018   2.638       2.527            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2017   2.262       2.638           --
                                                                                 2016   2.113       2.262           --
                                                                                 2015   2.132       2.113           --
                                                                                 2014   1.970       2.132           --
                                                                                 2013   1.554       1.970           --
                                                                                 2012   1.374       1.554           --
                                                                                 2011   1.373       1.374           --
                                                                                 2010   1.250       1.373           --
                                                                                 2009   1.049       1.250           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2018   2.903       2.832        6,150
                                                                                 2017   2.367       2.903        3,010
                                                                                 2016   2.260       2.367        3,012
                                                                                 2015   2.110       2.260        8,101
                                                                                 2014   1.898       2.110        3,016
                                                                                 2013   1.412       1.898        3,018
                                                                                 2012   1.203       1.412        3,336
                                                                                 2011   1.241       1.203        3,732
                                                                                 2010   1.159       1.241        4,565
                                                                                 2009   0.835       1.159        5,045
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)........ 2018   2.577       2.290           --
                                                                                 2017   2.301       2.577           --
                                                                                 2016   2.087       2.301           --
                                                                                 2015   2.204       2.087        5,912
                                                                                 2014   2.022       2.204        6,208
                                                                                 2013   1.567       2.022        6,492
                                                                                 2012   1.379       1.567        6,739
                                                                                 2011   1.347       1.379        7,140
                                                                                 2010   1.262       1.347        7,476
                                                                                 2009   1.039       1.262        7,755
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)....... 2018   3.703       3.735        2,682
                                                                                 2017   3.055       3.703          494
                                                                                 2016   2.961       3.055          556
                                                                                 2015   3.174       2.961          765
                                                                                 2014   3.127       3.174          815
                                                                                 2013   2.180       3.127        8,689
                                                                                 2012   1.872       2.180       11,500
                                                                                 2011   1.893       1.872       18,741
                                                                                 2010   1.551       1.893       20,925
                                                                                 2009   1.114       1.551       24,054
 LMPVET Equity Index Subaccount (Class II) (5/03)............................... 2009   0.922       0.895           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)........ 2011   0.923       0.910           --
                                                                                 2010   0.867       0.923       33,975
                                                                                 2009   0.757       0.867       35,995
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)................ 2009   1.130       1.164           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)................... 2014   1.401       1.494          670
                                                                                 2013   1.210       1.401          749
                                                                                 2012   1.121       1.210          826
                                                                                 2011   1.149       1.121          945
                                                                                 2010   1.051       1.149        1,047
                                                                                 2009   0.877       1.051        1,063
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............................. 2009   0.984       0.951           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)......................... 2009   0.797       0.815           --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.930       2.564        34,584
                                                                                       2017   2.696       2.930        36,359
                                                                                       2016   2.479       2.696        37,861
                                                                                       2015   2.577       2.479        38,600
                                                                                       2014   2.174       2.577        61,039
                                                                                       2013   1.996       2.174       169,346
                                                                                       2012   1.960       1.996        93,590
                                                                                       2011   1.712       1.960       129,091
                                                                                       2010   1.638       1.712       151,351
                                                                                       2009   1.450       1.638       251,999
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   4.024       3.941        40,187
                                                                                       2017   3.130       4.024        40,729
                                                                                       2016   3.177       3.130        77,934
                                                                                       2015   3.051       3.177        71,421
                                                                                       2014   2.735       3.051       127,454
                                                                                       2013   2.064       2.735       129,938
                                                                                       2012   1.781       2.064       168,983
                                                                                       2011   1.823       1.781       246,893
                                                                                       2010   1.632       1.823       349,797
                                                                                       2009   1.102       1.632       465,847
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.242       2.141       531,391
                                                                                       2017   2.116       2.242       673,511
                                                                                       2016   1.888       2.116       827,967
                                                                                       2015   2.002       1.888       910,708
                                                                                       2014   1.971       2.002     1,834,885
                                                                                       2013   1.834       1.971     2,358,476
                                                                                       2012   1.601       1.834     2,645,733
                                                                                       2011   1.591       1.601     3,349,072
                                                                                       2010   1.398       1.591     4,637,994
                                                                                       2009   0.969       1.398       702,742
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.963       2.508        72,243
                                                                                       2017   2.344       2.963        75,723
                                                                                       2016   2.132       2.344        79,053
                                                                                       2015   2.511       2.132        90,199
                                                                                       2014   2.724       2.511       105,473
                                                                                       2013   2.910       2.724       132,185
                                                                                       2012   2.486       2.910       229,567
                                                                                       2011   3.099       2.486       326,741
                                                                                       2010   2.542       3.099       418,861
                                                                                       2009   1.529       2.542       486,392
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.506       1.506            --
                                                                                       2013   1.282       1.506     1,427,095
                                                                                       2012   1.145       1.282     1,606,953
                                                                                       2011   1.185       1.145     1,708,286
                                                                                       2010   1.061       1.185     2,089,965
                                                                                       2009   0.883       1.061     2,317,516
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.623       1.615            --
                                                                                       2013   1.311       1.623       724,142
                                                                                       2012   1.153       1.311     1,040,693
                                                                                       2011   1.219       1.153     1,056,234
                                                                                       2010   1.074       1.219     1,163,446
                                                                                       2009   0.874       1.074     1,378,302
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)............................ 2014   1.486       1.491            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.323       1.486       490,555
                                                                              2012   1.198       1.323       590,524
                                                                              2011   1.220       1.198       921,618
                                                                              2010   1.104       1.220       986,874
                                                                              2009   0.934       1.104     1,038,545
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.376       2.009       235,660
                                                                              2017   1.885       2.376       268,630
                                                                              2016   1.935       1.885       306,702
                                                                              2015   2.003       1.935       390,591
                                                                              2014   2.190       2.003       489,759
                                                                              2013   1.868       2.190       601,754
                                                                              2012   1.628       1.868       783,632
                                                                              2011   1.855       1.628       946,241
                                                                              2010   1.693       1.855       995,566
                                                                              2009   1.309       1.693     1,210,101
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.066       1.155            --
                                                                              2012   1.030       1.066     1,035,971
                                                                              2011   1.106       1.030     1,552,496
                                                                              2010   0.915       1.106     1,164,583
                                                                              2009   0.681       0.915     1,410,554
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.762       2.358       115,814
                                                                              2017   2.055       2.762       121,399
                                                                              2016   2.085       2.055       129,094
                                                                              2015   2.040       2.085       152,392
                                                                              2014   2.032       2.040       257,138
                                                                              2013   1.626       2.032       236,925
                                                                              2012   1.365       1.626       173,832
                                                                              2011   1.516       1.365       181,828
                                                                              2010   1.403       1.516       165,970
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.601       1.639            --
                                                                              2015   1.653       1.601     1,518,418
                                                                              2014   1.610       1.653     2,083,789
                                                                              2013   1.614       1.610     2,234,701
                                                                              2012   1.474       1.614     3,344,425
                                                                              2011   1.449       1.474     3,488,992
                                                                              2010   1.315       1.449     3,975,737
                                                                              2009   1.008       1.315     3,529,247
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.371       1.432            --
                                                                              2012   1.240       1.371       295,207
                                                                              2011   1.401       1.240       356,186
                                                                              2010   1.190       1.401       284,309
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.840       1.643       317,340
                                                                              2017   1.600       1.840       354,655
                                                                              2016   1.404       1.600       390,230
                                                                              2015   1.481       1.404       442,390
                                                                              2014   1.330       1.481       363,680
                                                                              2013   1.011       1.330       419,056
                                                                              2012   0.872       1.011       555,744
                                                                              2011   0.924       0.872       779,438
                                                                              2010   0.803       0.924       937,954
                                                                              2009   0.690       0.803       992,643
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.497       3.362        23,178
                                                                              2017   2.851       3.497        19,702
                                                                              2016   2.731       2.851        29,887
                                                                              2015   2.604       2.731        60,346
                                                                              2014   2.348       2.604        91,762
                                                                              2013   1.749       2.348       137,583
                                                                              2012   1.565       1.749       146,807
                                                                              2011   1.618       1.565       239,401
                                                                              2010   1.289       1.618       366,182
                                                                              2009   0.901       1.289       312,968
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.610       1.735            --
                                                                              2012   1.545       1.610       136,906
                                                                              2011   1.698       1.545       251,984
                                                                              2010   1.358       1.698       143,140
                                                                              2009   0.939       1.358       226,339
Brighthouse Funds Trust II

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.265
                                                                                           2017   1.239
                                                                                           2016   1.225
                                                                                           2015   1.242
                                                                                           2014   1.183
                                                                                           2013   1.215
                                                                                           2012   1.152
                                                                                           2011   1.102
                                                                                           2010   1.037
                                                                                           2009   0.967
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.624
                                                                                           2017   1.642
                                                                                           2016   1.668
                                                                                           2015   1.697
                                                                                           2014   1.726
                                                                                           2013   1.755
                                                                                           2012   1.786
                                                                                           2011   1.816
                                                                                           2010   1.847
                                                                                           2009   1.874
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.500
                                                                                           2017   1.379
                                                                                           2016   1.322
                                                                                           2015   1.360
                                                                                           2014   1.325
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.565
                                                                                           2017   1.388
                                                                                           2016   1.318
                                                                                           2015   1.358
                                                                                           2014   1.313
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.612
                                                                                           2017   1.376
                                                                                           2016   1.294
                                                                                           2015   1.339
                                                                                           2014   1.288
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   2.033
                                                                                           2017   1.801
                                                                                           2016   1.716
                                                                                           2015   1.706
                                                                                           2014   1.573
                                                                                           2013   1.331
                                                                                           2012   1.207
                                                                                           2011   1.186
                                                                                           2010   1.103
                                                                                           2009   0.959
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.426
                                                                                           2017   2.077
                                                                                           2016   1.973
                                                                                           2015   1.965
                                                                                           2014   1.811
                                                                                           2013   1.382
                                                                                           2012   1.248
                                                                                           2011   1.326
                                                                                           2010   1.207
                                                                                           2009   0.933
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.386
                                                                                           2012   1.221
                                                                                           2011   1.327
                                                                                           2010   1.181
                                                                                           2009   0.989
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.902
                                                                                           2017   2.362
                                                                                           2016   2.285
                                                                                           2015   2.265
                                                                                           2014   2.078
                                                                                           2013   1.747
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2018   1.969



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.236       353,986
                                                                                           1.265       438,453
                                                                                           1.239       672,222
                                                                                           1.225       817,955
                                                                                           1.242       936,055
                                                                                           1.183     1,685,832
                                                                                           1.215     1,932,897
                                                                                           1.152     1,623,760
                                                                                           1.102     1,786,855
                                                                                           1.037     1,536,247
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.622       317,895
                                                                                           1.624       568,751
                                                                                           1.642       286,609
                                                                                           1.668       286,155
                                                                                           1.697       440,273
                                                                                           1.726       531,445
                                                                                           1.755     1,550,481
                                                                                           1.786       925,775
                                                                                           1.816     1,031,489
                                                                                           1.847     1,055,912
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.410       462,207
                                                                                           1.500       486,932
                                                                                           1.379       504,942
                                                                                           1.322       781,387
                                                                                           1.360     1,052,587
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.444     1,989,324
                                                                                           1.565     2,113,463
                                                                                           1.388     2,746,927
                                                                                           1.318     3,216,728
                                                                                           1.358     3,767,750
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.456     5,971,953
                                                                                           1.612     6,375,965
                                                                                           1.376     7,792,104
                                                                                           1.294     8,186,060
                                                                                           1.339     7,659,886
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.919        47,675
                                                                                           2.033        57,859
                                                                                           1.801        63,044
                                                                                           1.716        52,637
                                                                                           1.706        38,887
                                                                                           1.573        98,439
                                                                                           1.331        76,395
                                                                                           1.207        79,432
                                                                                           1.186       101,171
                                                                                           1.103       150,560
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.377       530,495
                                                                                           2.426       678,428
                                                                                           2.077       754,695
                                                                                           1.973       329,673
                                                                                           1.965       440,669
                                                                                           1.811       601,138
                                                                                           1.382       776,586
                                                                                           1.248       832,416
                                                                                           1.326       829,849
                                                                                           1.207       837,325
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.525            --
                                                                                           1.386       364,996
                                                                                           1.221       409,193
                                                                                           1.327       404,320
                                                                                           1.181       530,164
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.684        43,429
                                                                                           2.902        53,320
                                                                                           2.362        53,871
                                                                                           2.285        66,672
                                                                                           2.265        70,163
                                                                                           2.078       111,444
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.938       417,279

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.462       1.969       524,663
                                                                          2016   1.489       1.462       876,120
                                                                          2015   1.370       1.489     1,014,498
                                                                          2014   1.215       1.370     1,098,593
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.135       1.997       219,093
                                                                          2017   1.791       2.135       245,948
                                                                          2016   1.636       1.791       376,735
                                                                          2015   1.649       1.636       410,946
                                                                          2014   1.483       1.649       469,563
                                                                          2013   1.145       1.483       720,364
                                                                          2012   1.009       1.145       625,964
                                                                          2011   1.010       1.009       708,708
                                                                          2010   0.897       1.010       755,899
                                                                          2009   0.725       0.897     1,190,775
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.062       1.987            --
                                                                          2017   1.954       2.062       407,395
                                                                          2016   1.683       1.954       549,029
                                                                          2015   1.825       1.683       590,707
                                                                          2014   1.692       1.825       679,853
                                                                          2013   1.306       1.692       869,813
                                                                          2012   1.166       1.306     1,075,462
                                                                          2011   1.162       1.166     1,228,624
                                                                          2010   1.085       1.162     1,258,274
                                                                          2009   0.994       1.085     1,536,896
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.660       1.537       419,520
                                                                          2017   1.505       1.660       559,219
                                                                          2016   1.405       1.505       502,297
                                                                          2015   1.435       1.405       563,358
                                                                          2014   1.347       1.435       668,716
                                                                          2013   1.154       1.347     1,019,020
                                                                          2012   1.055       1.154       990,558
                                                                          2011   1.050       1.055       658,086
                                                                          2010   0.973       1.050       744,405
                                                                          2009   0.837       0.973       854,064
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.931       2.588       387,397
                                                                          2017   2.531       2.931       172,557
                                                                          2016   2.254       2.531       219,219
                                                                          2015   2.299       2.254       239,318
                                                                          2014   2.114       2.299       383,568
                                                                          2013   1.585       2.114       665,195
                                                                          2012   1.385       1.585       277,125
                                                                          2011   1.398       1.385       614,498
                                                                          2010   1.278       1.398       654,349
                                                                          2009   1.077       1.278       657,129
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.852       1.694       252,487
                                                                          2017   1.631       1.852       276,612
                                                                          2016   1.402       1.631       346,019
                                                                          2015   1.420       1.402       370,151
                                                                          2014   1.449       1.420       456,531
                                                                          2013   1.163       1.449       751,813
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.194       1.628       106,856
                                                                          2012   1.023       1.194       538,524
                                                                          2011   1.055       1.023       903,709
                                                                          2010   0.919       1.055       875,435
                                                                          2009   0.653       0.919     1,112,032
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.776       2.700       170,209
                                                                          2017   2.112       2.776       179,928
                                                                          2016   2.114       2.112       208,931
                                                                          2015   1.944       2.114       286,724
                                                                          2014   1.815       1.944       546,540
                                                                          2013   1.440       1.815       732,345
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   3.226       2.956       193,598

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    2.677       3.226      217,757
                                                                                          2016    2.443       2.677      241,643
                                                                                          2015    2.425       2.443      308,322
                                                                                          2014    2.313       2.425      373,622
                                                                                          2013    1.632       2.313      515,590
                                                                                          2012    1.432       1.632      540,183
                                                                                          2011    1.436       1.432      679,583
                                                                                          2010    1.084       1.436      743,130
                                                                                          2009    0.796       1.084      721,583
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   31.560      29.810       43,097
                                                                                          2017   29.726      31.560       50,259
                                                                                          2016   28.691      29.726       63,873
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.903       1.160           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.076       1.076           --
                                                                                          2011    1.292       1.076           --
                                                                                          2010    1.171       1.292      102,708
                                                                                          2009    1.168       1.171       70,276
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.937       1.875           --
                                                                                          2013    1.468       1.937      614,831
                                                                                          2012    1.292       1.468      803,130
                                                                                          2011    1.380       1.292      803,859
                                                                                          2010    1.206       1.380      636,511
                                                                                          2009    0.970       1.206      818,275
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.609       1.726           --
                                                                                          2009    1.109       1.609      232,253
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.411       1.586           --
                                                                                          2010    1.333       1.411      172,109
                                                                                          2009    1.113       1.333      174,959
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.907       0.914           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.987       1.966           --
                                                                                          2013    1.661       1.987      201,317
                                                                                          2012    1.430       1.661      264,629
                                                                                          2011    1.705       1.430      270,021
                                                                                          2010    1.531       1.705      278,448
                                                                                          2009    1.087       1.531      273,582
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.845       0.847           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.858       0.861           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.128       1.167           --
                                                                                          2009    0.718       1.128      378,653
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.233       1.214      103,071
                                                                                          2017    1.238       1.233      111,812
                                                                                          2016    1.249       1.238      303,633
                                                                                          2015    1.275       1.249      273,637
                                                                                          2014    1.236       1.275      292,260
                                                                                          2013    1.299       1.236      408,944
                                                                                          2012    1.290       1.299      474,546
                                                                                          2011    1.224       1.290      426,531
                                                                                          2010    1.172       1.224      415,383
                                                                                          2009    1.107       1.172      365,920
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.434       2.825       96,090
                                                                                          2017    3.172       3.434      117,217
                                                                                          2016    2.770       3.172      150,525
                                                                                          2015    2.881       2.770      190,772
                                                                                          2014    2.788       2.881      273,298
                                                                                          2013    2.106       2.788      439,475
                                                                                          2012    1.889       2.106      501,466
                                                                                          2011    2.051       1.889      563,578
                                                                                          2010    1.701       2.051      634,512
                                                                                          2009    1.338       1.701      830,718
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03).................. 2018    2.374       2.226          101

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   2.099       2.374          102
                 2016   1.940       2.099          104
                 2015   2.043       1.940          106
                 2014   1.837       2.043       69,263
                 2013   1.394       1.837       71,806
                 2012   1.270       1.394       71,825
                 2011   1.283       1.270       71,848
                 2010   1.139       1.283       71,875
                 2009   0.868       1.139       71,904





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.909       2.544           --
                                                                                       2017   2.677       2.909           --
                                                                                       2016   2.463       2.677           --
                                                                                       2015   2.562       2.463           --
                                                                                       2014   2.162       2.562           --
                                                                                       2013   1.987       2.162           --
                                                                                       2012   1.952       1.987           --
                                                                                       2011   1.705       1.952           --
                                                                                       2010   1.633       1.705           --
                                                                                       2009   1.446       1.633           --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.994       3.910           --
                                                                                       2017   3.109       3.994           --
                                                                                       2016   3.157       3.109           --
                                                                                       2015   3.033       3.157           --
                                                                                       2014   2.721       3.033           --
                                                                                       2013   2.054       2.721           --
                                                                                       2012   1.773       2.054           --
                                                                                       2011   1.816       1.773           --
                                                                                       2010   1.627       1.816           --
                                                                                       2009   1.098       1.627           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.226       2.124          612
                                                                                       2017   2.102       2.226        1,318
                                                                                       2016   1.877       2.102        1,327
                                                                                       2015   1.990       1.877        5,344
                                                                                       2014   1.961       1.990        5,357
                                                                                       2013   1.825       1.961        6,872
                                                                                       2012   1.594       1.825        6,767
                                                                                       2011   1.585       1.594       42,847
                                                                                       2010   1.393       1.585       55,333
                                                                                       2009   0.967       1.393       37,454
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.942       2.488           --
                                                                                       2017   2.328       2.942           --
                                                                                       2016   2.118       2.328           --
                                                                                       2015   2.497       2.118           --
                                                                                       2014   2.710       2.497           --
                                                                                       2013   2.897       2.710        1,229
                                                                                       2012   2.475       2.897        1,230
                                                                                       2011   3.088       2.475        1,231
                                                                                       2010   2.534       3.088        1,232
                                                                                       2009   1.524       2.534        1,234
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.499       1.499           --
                                                                                       2013   1.277       1.499           --
                                                                                       2012   1.141       1.277           --
                                                                                       2011   1.181       1.141           --
                                                                                       2010   1.058       1.181           --
                                                                                       2009   0.881       1.058           --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.615       1.607           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.306       1.615       472,144
                                                                              2012   1.148       1.306       472,171
                                                                              2011   1.216       1.148       472,203
                                                                              2010   1.071       1.216       482,828
                                                                              2009   0.872       1.071       482,905
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.479       1.484            --
                                                                              2013   1.318       1.479        10,882
                                                                              2012   1.193       1.318        10,911
                                                                              2011   1.216       1.193        10,942
                                                                              2010   1.101       1.216        10,976
                                                                              2009   0.932       1.101        11,012
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.358       1.993            --
                                                                              2017   1.872       2.358            --
                                                                              2016   1.922       1.872            --
                                                                              2015   1.992       1.922            --
                                                                              2014   2.178       1.992            --
                                                                              2013   1.859       2.178         2,733
                                                                              2012   1.621       1.859         2,766
                                                                              2011   1.847       1.621        34,707
                                                                              2010   1.687       1.847        36,846
                                                                              2009   1.305       1.687        34,464
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.062       1.150            --
                                                                              2012   1.026       1.062        24,430
                                                                              2011   1.103       1.026        71,521
                                                                              2010   0.913       1.103        53,698
                                                                              2009   0.680       0.913        55,873
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.742       2.340            --
                                                                              2017   2.040       2.742            --
                                                                              2016   2.072       2.040            --
                                                                              2015   2.028       2.072            --
                                                                              2014   2.021       2.028            --
                                                                              2013   1.618       2.021         2,123
                                                                              2012   1.359       1.618         2,126
                                                                              2011   1.510       1.359         2,128
                                                                              2010   1.398       1.510         2,130
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.591       1.629            --
                                                                              2015   1.643       1.591        70,709
                                                                              2014   1.601       1.643        75,307
                                                                              2013   1.607       1.601       105,243
                                                                              2012   1.467       1.607       103,366
                                                                              2011   1.443       1.467       106,753
                                                                              2010   1.311       1.443       178,038
                                                                              2009   1.005       1.311       180,500
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.364       1.425            --
                                                                              2012   1.235       1.364            --
                                                                              2011   1.396       1.235            --
                                                                              2010   1.186       1.396            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.829       1.632            --
                                                                              2017   1.591       1.829            --
                                                                              2016   1.397       1.591            --
                                                                              2015   1.474       1.397            --
                                                                              2014   1.325       1.474            --
                                                                              2013   1.008       1.325            --
                                                                              2012   0.869       1.008            --
                                                                              2011   0.921       0.869            --
                                                                              2010   0.801       0.921            --
                                                                              2009   0.689       0.801            --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.472       3.336            --
                                                                              2017   2.832       3.472            --
                                                                              2016   2.713       2.832            --
                                                                              2015   2.589       2.713            --
                                                                              2014   2.336       2.589            --
                                                                              2013   1.740       2.336            --
                                                                              2012   1.558       1.740            --
                                                                              2011   1.612       1.558            --
                                                                              2010   1.285       1.612            --
                                                                              2009   0.899       1.285            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.602
                                                                                           2012   1.538
                                                                                           2011   1.691
                                                                                           2010   1.354
                                                                                           2009   0.936
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.256
                                                                                           2017   1.230
                                                                                           2016   1.217
                                                                                           2015   1.235
                                                                                           2014   1.176
                                                                                           2013   1.209
                                                                                           2012   1.147
                                                                                           2011   1.098
                                                                                           2010   1.034
                                                                                           2009   0.964
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.613
                                                                                           2017   1.631
                                                                                           2016   1.658
                                                                                           2015   1.687
                                                                                           2014   1.717
                                                                                           2013   1.747
                                                                                           2012   1.778
                                                                                           2011   1.809
                                                                                           2010   1.841
                                                                                           2009   1.869
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.492
                                                                                           2017   1.372
                                                                                           2016   1.316
                                                                                           2015   1.354
                                                                                           2014   1.320
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.556
                                                                                           2017   1.380
                                                                                           2016   1.311
                                                                                           2015   1.352
                                                                                           2014   1.308
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.602
                                                                                           2017   1.368
                                                                                           2016   1.288
                                                                                           2015   1.333
                                                                                           2014   1.283
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   2.018
                                                                                           2017   1.788
                                                                                           2016   1.705
                                                                                           2015   1.696
                                                                                           2014   1.565
                                                                                           2013   1.324
                                                                                           2012   1.202
                                                                                           2011   1.181
                                                                                           2010   1.099
                                                                                           2009   0.956
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.409
                                                                                           2017   2.063
                                                                                           2016   1.961
                                                                                           2015   1.954
                                                                                           2014   1.802
                                                                                           2013   1.375
                                                                                           2012   1.243
                                                                                           2011   1.321
                                                                                           2010   1.203
                                                                                           2009   0.930
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.379
                                                                                           2012   1.216
                                                                                           2011   1.322
                                                                                           2010   1.177
                                                                                           2009   0.986
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.881



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.727            --
                                                                                           1.602            --
                                                                                           1.538            --
                                                                                           1.691            --
                                                                                           1.354            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.226            --
                                                                                           1.256            --
                                                                                           1.230            --
                                                                                           1.217            --
                                                                                           1.235            --
                                                                                           1.176            --
                                                                                           1.209            --
                                                                                           1.147            --
                                                                                           1.098            --
                                                                                           1.034            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.609            --
                                                                                           1.613            --
                                                                                           1.631            --
                                                                                           1.658            --
                                                                                           1.687            --
                                                                                           1.717            --
                                                                                           1.747            --
                                                                                           1.778            --
                                                                                           1.809            --
                                                                                           1.841            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.401        35,665
                                                                                           1.492        35,725
                                                                                           1.372        34,611
                                                                                           1.316        34,666
                                                                                           1.354        12,204
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.435       182,987
                                                                                           1.556       183,053
                                                                                           1.380       187,692
                                                                                           1.311       187,781
                                                                                           1.352       166,280
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.447       818,998
                                                                                           1.602       818,892
                                                                                           1.368       820,436
                                                                                           1.288       830,818
                                                                                           1.333       789,381
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.904            --
                                                                                           2.018            --
                                                                                           1.788            --
                                                                                           1.705            --
                                                                                           1.696            --
                                                                                           1.565            --
                                                                                           1.324            --
                                                                                           1.202            --
                                                                                           1.181            --
                                                                                           1.099            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.358         8,858
                                                                                           2.409         8,972
                                                                                           2.063         8,991
                                                                                           1.961            --
                                                                                           1.954            --
                                                                                           1.802         3,333
                                                                                           1.375         3,702
                                                                                           1.243         3,799
                                                                                           1.321         3,758
                                                                                           1.203         3,788
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.517            --
                                                                                           1.379         2,270
                                                                                           1.216         2,272
                                                                                           1.322         2,275
                                                                                           1.177         2,278
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.663            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.346       2.881           --
                                                                          2016   2.271       2.346           --
                                                                          2015   2.252       2.271           --
                                                                          2014   2.067       2.252           --
                                                                          2013   1.738       2.067           --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.957       1.925        5,273
                                                                          2017   1.454       1.957        5,571
                                                                          2016   1.482       1.454        5,849
                                                                          2015   1.364       1.482        6,156
                                                                          2014   1.210       1.364        6,471
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.122       1.984           --
                                                                          2017   1.781       2.122           --
                                                                          2016   1.627       1.781           --
                                                                          2015   1.641       1.627           --
                                                                          2014   1.477       1.641           --
                                                                          2013   1.141       1.477           --
                                                                          2012   1.006       1.141           --
                                                                          2011   1.007       1.006           --
                                                                          2010   0.895       1.007           --
                                                                          2009   0.724       0.895           --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.047       1.972           --
                                                                          2017   1.941       2.047           --
                                                                          2016   1.672       1.941           --
                                                                          2015   1.814       1.672           --
                                                                          2014   1.683       1.814           --
                                                                          2013   1.300       1.683        6,751
                                                                          2012   1.161       1.300        7,139
                                                                          2011   1.158       1.161       64,610
                                                                          2010   1.081       1.158       64,804
                                                                          2009   0.991       1.081       64,710
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.650       1.527           --
                                                                          2017   1.497       1.650           --
                                                                          2016   1.399       1.497           --
                                                                          2015   1.429       1.399           --
                                                                          2014   1.342       1.429           --
                                                                          2013   1.150       1.342       14,470
                                                                          2012   1.052       1.150       14,363
                                                                          2011   1.048       1.052       14,681
                                                                          2010   0.971       1.048       14,956
                                                                          2009   0.835       0.971       36,117
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.910       2.568           --
                                                                          2017   2.514       2.910           --
                                                                          2016   2.240       2.514           --
                                                                          2015   2.286       2.240           --
                                                                          2014   2.103       2.286           --
                                                                          2013   1.578       2.103           --
                                                                          2012   1.380       1.578           --
                                                                          2011   1.393       1.380           --
                                                                          2010   1.274       1.393           --
                                                                          2009   1.074       1.274           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.841       1.682        1,400
                                                                          2017   1.622       1.841        1,497
                                                                          2016   1.394       1.622        1,588
                                                                          2015   1.413       1.394       16,983
                                                                          2014   1.443       1.413       18,093
                                                                          2013   1.158       1.443       28,615
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.190       1.622           --
                                                                          2012   1.020       1.190        6,296
                                                                          2011   1.052       1.020        6,818
                                                                          2010   0.917       1.052        6,918
                                                                          2009   0.653       0.917        7,493
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.756       2.679           --
                                                                          2017   2.098       2.756           --
                                                                          2016   2.101       2.098           --
                                                                          2015   1.933       2.101           --
                                                                          2014   1.806       1.933           --
                                                                          2013   1.432       1.806        5,023

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.202       2.933       4,152
                                                                                          2017    2.659       3.202       4,158
                                                                                          2016    2.428       2.659       4,165
                                                                                          2015    2.411       2.428       4,173
                                                                                          2014    2.301       2.411       4,079
                                                                                          2013    1.624       2.301       3,974
                                                                                          2012    1.426       1.624          --
                                                                                          2011    1.430       1.426          --
                                                                                          2010    1.081       1.430          --
                                                                                          2009    0.793       1.081          --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   31.196      29.452         546
                                                                                          2017   29.398      31.196       6,393
                                                                                          2016   28.384      29.398         619
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.901       1.156          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.071       1.071          --
                                                                                          2011    1.287       1.071          --
                                                                                          2010    1.167       1.287          --
                                                                                          2009    1.164       1.167          --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.927       1.865          --
                                                                                          2013    1.461       1.927       3,955
                                                                                          2012    1.287       1.461       3,959
                                                                                          2011    1.375       1.287       3,963
                                                                                          2010    1.203       1.375         741
                                                                                          2009    0.967       1.203         742
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.604       1.720          --
                                                                                          2009    1.105       1.604       1,722
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.406       1.579          --
                                                                                          2010    1.328       1.406       2,993
                                                                                          2009    1.110       1.328       2,996
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.905       0.912          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.976       1.955          --
                                                                                          2013    1.653       1.976          --
                                                                                          2012    1.424       1.653          --
                                                                                          2011    1.698       1.424      70,024
                                                                                          2010    1.526       1.698      70,024
                                                                                          2009    1.084       1.526      70,024
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.843       0.845          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.856       0.859          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.124       1.163          --
                                                                                          2009    0.716       1.124          --
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.224       1.205          --
                                                                                          2017    1.229       1.224          --
                                                                                          2016    1.241       1.229          --
                                                                                          2015    1.268       1.241          --
                                                                                          2014    1.229       1.268          --
                                                                                          2013    1.293       1.229          --
                                                                                          2012    1.284       1.293          --
                                                                                          2011    1.220       1.284          --
                                                                                          2010    1.168       1.220          --
                                                                                          2009    1.104       1.168          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.409       2.803          --
                                                                                          2017    3.150       3.409          --
                                                                                          2016    2.752       3.150          --
                                                                                          2015    2.864       2.752          --
                                                                                          2014    2.774       2.864          --
                                                                                          2013    2.096       2.774       2,221
                                                                                          2012    1.881       2.096       2,428
                                                                                          2011    2.044       1.881       2,505
                                                                                          2010    1.695       2.044       2,415
                                                                                          2009    1.335       1.695       2,769
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.357       2.209    --
                                                                               2017   2.085       2.357    --
                                                                               2016   1.928       2.085    --
                                                                               2015   2.031       1.928    --
                                                                               2014   1.827       2.031    --
                                                                               2013   1.387       1.827    --
                                                                               2012   1.264       1.387    --
                                                                               2011   1.278       1.264    --
                                                                               2010   1.136       1.278    --
                                                                               2009   0.866       1.136    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.888       2.524        8,934
                                                                                       2017   2.659       2.888        8,934
                                                                                       2016   2.448       2.659        8,934
                                                                                       2015   2.547       2.448        9,984
                                                                                       2014   2.151       2.547       11,175
                                                                                       2013   1.977       2.151       11,449
                                                                                       2012   1.943       1.977       11,363
                                                                                       2011   1.699       1.943       11,387
                                                                                       2010   1.627       1.699       15,091
                                                                                       2009   1.442       1.627       13,603
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.965       3.880        9,338
                                                                                       2017   3.088       3.965        9,803
                                                                                       2016   3.137       3.088       10,006
                                                                                       2015   3.016       3.137        9,422
                                                                                       2014   2.707       3.016        9,939
                                                                                       2013   2.044       2.707       10,031
                                                                                       2012   1.766       2.044       10,282
                                                                                       2011   1.809       1.766       11,871
                                                                                       2010   1.621       1.809       11,651
                                                                                       2009   1.095       1.621       11,101
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.210       2.108       19,197
                                                                                       2017   2.088       2.210       21,118
                                                                                       2016   1.865       2.088       23,871
                                                                                       2015   1.979       1.865       23,713
                                                                                       2014   1.950       1.979       31,854
                                                                                       2013   1.816       1.950       44,207
                                                                                       2012   1.587       1.816       39,746
                                                                                       2011   1.579       1.587       45,534
                                                                                       2010   1.388       1.579       47,079
                                                                                       2009   0.964       1.388       10,687
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.920       2.469        9,720
                                                                                       2017   2.312       2.920        7,851
                                                                                       2016   2.105       2.312       12,782
                                                                                       2015   2.482       2.105       15,406
                                                                                       2014   2.695       2.482       14,150
                                                                                       2013   2.883       2.695       12,469
                                                                                       2012   2.465       2.883       10,915
                                                                                       2011   3.076       2.465        8,703
                                                                                       2010   2.526       3.076       10,489
                                                                                       2009   1.520       2.526       11,787
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.492       1.492           --
                                                                                       2013   1.272       1.492        1,505
                                                                                       2012   1.137       1.272        1,505
                                                                                       2011   1.177       1.137        1,506
                                                                                       2010   1.055       1.177        1,507
                                                                                       2009   0.879       1.055        7,907

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.608       1.599            --
                                                                              2013   1.300       1.608        38,485
                                                                              2012   1.144       1.300        61,216
                                                                              2011   1.212       1.144        60,529
                                                                              2010   1.068       1.212        65,720
                                                                              2009   0.869       1.068        66,260
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.472       1.477            --
                                                                              2013   1.312       1.472        37,295
                                                                              2012   1.189       1.312        35,860
                                                                              2011   1.212       1.189        36,618
                                                                              2010   1.098       1.212        36,350
                                                                              2009   0.929       1.098        35,908
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.145       1.812        13,211
                                                                              2017   1.704       2.145        11,897
                                                                              2016   1.750       1.704        23,300
                                                                              2015   1.814       1.750        27,230
                                                                              2014   1.985       1.814        31,793
                                                                              2013   1.695       1.985        29,439
                                                                              2012   1.479       1.695        30,590
                                                                              2011   1.686       1.479        27,589
                                                                              2010   1.541       1.686        30,720
                                                                              2009   1.193       1.541        41,457
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.058       1.145            --
                                                                              2012   1.023       1.058        27,493
                                                                              2011   1.100       1.023        34,193
                                                                              2010   0.911       1.100        76,744
                                                                              2009   0.678       0.911        89,891
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.495       2.128           391
                                                                              2017   1.858       2.495           391
                                                                              2016   1.887       1.858           391
                                                                              2015   1.849       1.887           391
                                                                              2014   1.843       1.849           391
                                                                              2013   1.476       1.843           391
                                                                              2012   1.240       1.476           391
                                                                              2011   1.379       1.240           392
                                                                              2010   1.277       1.379         9,482
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.581       1.618            --
                                                                              2015   1.634       1.581        46,345
                                                                              2014   1.593       1.634        53,764
                                                                              2013   1.599       1.593       131,292
                                                                              2012   1.461       1.599       245,287
                                                                              2011   1.438       1.461       391,601
                                                                              2010   1.307       1.438       286,931
                                                                              2009   1.002       1.307       149,727
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.358       1.418            --
                                                                              2012   1.229       1.358         7,094
                                                                              2011   1.391       1.229         3,228
                                                                              2010   1.182       1.391         3,334
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.818       1.622        13,717
                                                                              2017   1.583       1.818        22,817
                                                                              2016   1.390       1.583        25,342
                                                                              2015   1.468       1.390        57,454
                                                                              2014   1.319       1.468        60,006
                                                                              2013   1.004       1.319        69,904
                                                                              2012   0.867       1.004       140,291
                                                                              2011   0.919       0.867       182,403
                                                                              2010   0.800       0.919       190,937
                                                                              2009   0.688       0.800       206,568
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.446       3.310            --
                                                                              2017   2.813       3.446            --
                                                                              2016   2.696       2.813            --
                                                                              2015   2.574       2.696            --
                                                                              2014   2.324       2.574            --
                                                                              2013   1.732       2.324            --
                                                                              2012   1.551       1.732            --
                                                                              2011   1.606       1.551         4,452
                                                                              2010   1.281       1.606         4,460
                                                                              2009   0.896       1.281         9,897

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.595
                                                                                           2012   1.531
                                                                                           2011   1.685
                                                                                           2010   1.349
                                                                                           2009   0.933
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.247
                                                                                           2017   1.222
                                                                                           2016   1.210
                                                                                           2015   1.227
                                                                                           2014   1.170
                                                                                           2013   1.203
                                                                                           2012   1.142
                                                                                           2011   1.094
                                                                                           2010   1.031
                                                                                           2009   0.961
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.601
                                                                                           2017   1.620
                                                                                           2016   1.647
                                                                                           2015   1.677
                                                                                           2014   1.708
                                                                                           2013   1.739
                                                                                           2012   1.770
                                                                                           2011   1.802
                                                                                           2010   1.835
                                                                                           2009   1.864
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.483
                                                                                           2017   1.365
                                                                                           2016   1.310
                                                                                           2015   1.348
                                                                                           2014   1.315
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.547
                                                                                           2017   1.373
                                                                                           2016   1.305
                                                                                           2015   1.346
                                                                                           2014   1.303
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.593
                                                                                           2017   1.361
                                                                                           2016   1.281
                                                                                           2015   1.327
                                                                                           2014   1.277
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   2.004
                                                                                           2017   1.776
                                                                                           2016   1.694
                                                                                           2015   1.686
                                                                                           2014   1.557
                                                                                           2013   1.318
                                                                                           2012   1.197
                                                                                           2011   1.177
                                                                                           2010   1.096
                                                                                           2009   0.954
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.391
                                                                                           2017   2.049
                                                                                           2016   1.949
                                                                                           2015   1.943
                                                                                           2014   1.792
                                                                                           2013   1.368
                                                                                           2012   1.237
                                                                                           2011   1.316
                                                                                           2010   1.199
                                                                                           2009   0.928
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.373
                                                                                           2012   1.211
                                                                                           2011   1.317
                                                                                           2010   1.173
                                                                                           2009   0.983
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.860



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.718            --
                                                                                           1.595            --
                                                                                           1.531            --
                                                                                           1.685            --
                                                                                           1.349            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.217            --
                                                                                           1.247            --
                                                                                           1.222            --
                                                                                           1.210            --
                                                                                           1.227            --
                                                                                           1.170            --
                                                                                           1.203            --
                                                                                           1.142            --
                                                                                           1.094            --
                                                                                           1.031            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.597        26,576
                                                                                           1.601        25,421
                                                                                           1.620        29,472
                                                                                           1.647        31,983
                                                                                           1.677        30,277
                                                                                           1.708        27,155
                                                                                           1.739        22,332
                                                                                           1.770        17,110
                                                                                           1.802        15,934
                                                                                           1.835        18,270
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.392           407
                                                                                           1.483           393
                                                                                           1.365           402
                                                                                           1.310        43,177
                                                                                           1.348        43,078
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.426       713,455
                                                                                           1.547       752,709
                                                                                           1.373       777,085
                                                                                           1.305       948,883
                                                                                           1.346     1,378,230
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.438        46,534
                                                                                           1.593       264,990
                                                                                           1.361       335,902
                                                                                           1.281       408,491
                                                                                           1.327       539,067
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.889        46,388
                                                                                           2.004        45,158
                                                                                           1.776        42,442
                                                                                           1.694        44,081
                                                                                           1.686        45,106
                                                                                           1.557        44,352
                                                                                           1.318        41,332
                                                                                           1.197        40,661
                                                                                           1.177        39,440
                                                                                           1.096        34,844
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.340         4,427
                                                                                           2.391         4,741
                                                                                           2.049         8,928
                                                                                           1.949           711
                                                                                           1.943           711
                                                                                           1.792           711
                                                                                           1.368           711
                                                                                           1.237           712
                                                                                           1.316           712
                                                                                           1.199         4,723
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.510            --
                                                                                           1.373         6,863
                                                                                           1.211         7,039
                                                                                           1.317         7,277
                                                                                           1.173        11,075
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.643            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.331       2.860            --
                                                                          2016   2.256       2.331            --
                                                                          2015   2.239       2.256            --
                                                                          2014   2.056       2.239            --
                                                                          2013   1.730       2.056            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.946       1.913        81,335
                                                                          2017   1.446       1.946        91,170
                                                                          2016   1.475       1.446       169,499
                                                                          2015   1.358       1.475       184,942
                                                                          2014   1.205       1.358       241,017
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.109       1.971         5,696
                                                                          2017   1.771       2.109         6,139
                                                                          2016   1.619       1.771        23,788
                                                                          2015   1.633       1.619        25,133
                                                                          2014   1.470       1.633        26,414
                                                                          2013   1.137       1.470        30,541
                                                                          2012   1.003       1.137        31,894
                                                                          2011   1.005       1.003        33,271
                                                                          2010   0.893       1.005        34,826
                                                                          2009   0.722       0.893        34,835
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.033       1.958            --
                                                                          2017   1.928       2.033        46,380
                                                                          2016   1.662       1.928        79,216
                                                                          2015   1.804       1.662        81,050
                                                                          2014   1.674       1.804        78,289
                                                                          2013   1.294       1.674        77,945
                                                                          2012   1.156       1.294        80,029
                                                                          2011   1.153       1.156        58,586
                                                                          2010   1.078       1.153        61,879
                                                                          2009   0.988       1.078        68,491
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.640       1.517        16,036
                                                                          2017   1.489       1.640        16,467
                                                                          2016   1.392       1.489        52,915
                                                                          2015   1.423       1.392        53,583
                                                                          2014   1.337       1.423        50,739
                                                                          2013   1.147       1.337        50,710
                                                                          2012   1.049       1.147        73,043
                                                                          2011   1.045       1.049        62,873
                                                                          2010   0.969       1.045        58,227
                                                                          2009   0.834       0.969        58,157
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.889       2.548        34,917
                                                                          2017   2.497       2.889           632
                                                                          2016   2.226       2.497           632
                                                                          2015   2.273       2.226         4,089
                                                                          2014   2.092       2.273         5,785
                                                                          2013   1.570       2.092         6,171
                                                                          2012   1.374       1.570           632
                                                                          2011   1.387       1.374           632
                                                                          2010   1.270       1.387           632
                                                                          2009   1.071       1.270           633
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.829       1.671         1,644
                                                                          2017   1.613       1.829         7,924
                                                                          2016   1.387       1.613        11,467
                                                                          2015   1.407       1.387        12,832
                                                                          2014   1.436       1.407        23,238
                                                                          2013   1.153       1.436        26,088
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.186       1.616            --
                                                                          2012   1.017       1.186         3,654
                                                                          2011   1.050       1.017         3,775
                                                                          2010   0.916       1.050         3,899
                                                                          2009   0.652       0.916        16,093
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.736       2.658         2,501
                                                                          2017   2.084       2.736         2,622
                                                                          2016   2.088       2.084         9,155
                                                                          2015   1.922       2.088         9,041
                                                                          2014   1.796       1.922         9,834
                                                                          2013   1.425       1.796        10,027

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.179       2.910         913
                                                                                          2017    2.641       3.179       1,008
                                                                                          2016    2.412       2.641       1,614
                                                                                          2015    2.397       2.412       1,631
                                                                                          2014    2.289       2.397       1,698
                                                                                          2013    1.616       2.289       9,257
                                                                                          2012    1.420       1.616       9,372
                                                                                          2011    1.425       1.420       9,462
                                                                                          2010    1.077       1.425       9,593
                                                                                          2009    0.791       1.077      15,613
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   30.837      29.098         913
                                                                                          2017   29.074      30.837         917
                                                                                          2016   28.080      29.074       2,664
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.898       1.152          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.067       1.067          --
                                                                                          2011    1.282       1.067          --
                                                                                          2010    1.163       1.282          --
                                                                                          2009    1.160       1.163          --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.917       1.855          --
                                                                                          2013    1.455       1.917      87,664
                                                                                          2012    1.281       1.455      89,488
                                                                                          2011    1.369       1.281      64,604
                                                                                          2010    1.199       1.369      61,286
                                                                                          2009    0.965       1.199      58,359
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.599       1.714          --
                                                                                          2009    1.102       1.599       3,411
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.400       1.573          --
                                                                                          2010    1.324       1.400       1,752
                                                                                          2009    1.107       1.324       1,748
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.903       0.910          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.966       1.945          --
                                                                                          2013    1.646       1.966          --
                                                                                          2012    1.418       1.646          --
                                                                                          2011    1.692       1.418          --
                                                                                          2010    1.521       1.692          --
                                                                                          2009    1.081       1.521          --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.841       0.843          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.855       0.857          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.121       1.159          --
                                                                                          2009    0.714       1.121       3,612
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.215       1.196          --
                                                                                          2017    1.221       1.215          --
                                                                                          2016    1.234       1.221          --
                                                                                          2015    1.261       1.234          --
                                                                                          2014    1.223       1.261          --
                                                                                          2013    1.287       1.223          --
                                                                                          2012    1.279       1.287          --
                                                                                          2011    1.215       1.279          --
                                                                                          2010    1.164       1.215          --
                                                                                          2009    1.101       1.164          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.385       2.781          --
                                                                                          2017    3.129       3.385          --
                                                                                          2016    2.735       3.129          --
                                                                                          2015    2.848       2.735          --
                                                                                          2014    2.759       2.848       1,109
                                                                                          2013    2.086       2.759       1,266
                                                                                          2012    1.873       2.086       1,268
                                                                                          2011    2.036       1.873       1,272
                                                                                          2010    1.690       2.036       4,583
                                                                                          2009    1.331       1.690       4,589
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.340       2.191    --
                                                                               2017   2.071       2.340    --
                                                                               2016   1.915       2.071    --
                                                                               2015   2.019       1.915    --
                                                                               2014   1.817       2.019    --
                                                                               2013   1.381       1.817    --
                                                                               2012   1.259       1.381    --
                                                                               2011   1.273       1.259    --
                                                                               2010   1.132       1.273    --
                                                                               2009   0.864       1.132    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.846       2.485        20,598
                                                                                       2017   2.623       2.846        25,987
                                                                                       2016   2.417       2.623        29,136
                                                                                       2015   2.518       2.417         2,231
                                                                                       2014   2.128       2.518         2,232
                                                                                       2013   1.958       2.128         9,712
                                                                                       2012   1.927       1.958         9,260
                                                                                       2011   1.686       1.927        42,094
                                                                                       2010   1.617       1.686        15,666
                                                                                       2009   1.434       1.617        16,446
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.908       3.820         9,005
                                                                                       2017   3.046       3.908        18,497
                                                                                       2016   3.098       3.046        24,444
                                                                                       2015   2.981       3.098        24,555
                                                                                       2014   2.678       2.981        23,008
                                                                                       2013   2.025       2.678        39,615
                                                                                       2012   1.751       2.025        42,122
                                                                                       2011   1.796       1.751        43,772
                                                                                       2010   1.611       1.796        42,849
                                                                                       2009   1.089       1.611        57,355
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.178       2.075       179,589
                                                                                       2017   2.059       2.178       205,693
                                                                                       2016   1.842       2.059       217,832
                                                                                       2015   1.956       1.842       301,447
                                                                                       2014   1.930       1.956       299,532
                                                                                       2013   1.799       1.930       441,221
                                                                                       2012   1.573       1.799       651,101
                                                                                       2011   1.567       1.573       682,473
                                                                                       2010   1.379       1.567     1,050,209
                                                                                       2009   0.959       1.379       462,408
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.878       2.431        24,754
                                                                                       2017   2.281       2.878        26,314
                                                                                       2016   2.079       2.281        28,346
                                                                                       2015   2.454       2.079        35,455
                                                                                       2014   2.667       2.454        35,525
                                                                                       2013   2.855       2.667        56,357
                                                                                       2012   2.444       2.855        52,885
                                                                                       2011   3.053       2.444        50,531
                                                                                       2010   2.509       3.053        56,423
                                                                                       2009   1.512       2.509        89,789
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.478       1.477            --
                                                                                       2013   1.261       1.478       623,954
                                                                                       2012   1.128       1.261       713,295
                                                                                       2011   1.170       1.128       713,295
                                                                                       2010   1.050       1.170       723,967
                                                                                       2009   0.875       1.050       724,442

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.593       1.584            --
                                                                              2013   1.289       1.593       695,595
                                                                              2012   1.136       1.289     1,399,007
                                                                              2011   1.204       1.136     1,504,088
                                                                              2010   1.063       1.204     1,504,219
                                                                              2009   0.865       1.063     1,366,907
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.459       1.463            --
                                                                              2013   1.301       1.459       271,104
                                                                              2012   1.180       1.301       420,445
                                                                              2011   1.204       1.180       428,117
                                                                              2010   1.092       1.204       438,565
                                                                              2009   0.925       1.092       446,559
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.307       1.947        57,239
                                                                              2017   1.835       2.307        59,195
                                                                              2016   1.886       1.835        76,002
                                                                              2015   1.957       1.886       141,165
                                                                              2014   2.144       1.957       148,167
                                                                              2013   1.832       2.144       222,708
                                                                              2012   1.600       1.832       241,788
                                                                              2011   1.826       1.600       282,332
                                                                              2010   1.671       1.826       283,229
                                                                              2009   1.294       1.671       291,236
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.050       1.136            --
                                                                              2012   1.016       1.050       401,086
                                                                              2011   1.093       1.016       442,557
                                                                              2010   0.907       1.093       705,602
                                                                              2009   0.676       0.907       708,664
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.682       2.286        20,978
                                                                              2017   1.999       2.682        20,596
                                                                              2016   2.033       1.999        22,777
                                                                              2015   1.993       2.033        32,123
                                                                              2014   1.989       1.993        31,849
                                                                              2013   1.595       1.989        29,452
                                                                              2012   1.341       1.595        47,266
                                                                              2011   1.493       1.341        47,672
                                                                              2010   1.384       1.493        52,565
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.562       1.598            --
                                                                              2015   1.615       1.562       727,463
                                                                              2014   1.576       1.615       757,168
                                                                              2013   1.584       1.576       984,336
                                                                              2012   1.449       1.584     1,047,284
                                                                              2011   1.427       1.449     1,145,450
                                                                              2010   1.298       1.427     1,149,453
                                                                              2009   0.996       1.298     1,372,955
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.345       1.404            --
                                                                              2012   1.219       1.345        65,426
                                                                              2011   1.380       1.219       112,522
                                                                              2010   1.174       1.380        68,065
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.797       1.602       270,061
                                                                              2017   1.566       1.797       276,204
                                                                              2016   1.377       1.566       300,596
                                                                              2015   1.455       1.377       382,901
                                                                              2014   1.309       1.455       348,699
                                                                              2013   0.997       1.309       419,690
                                                                              2012   0.862       0.997       437,276
                                                                              2011   0.915       0.862       521,650
                                                                              2010   0.797       0.915       543,344
                                                                              2009   0.686       0.797       560,177
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.397       3.259         5,356
                                                                              2017   2.775       3.397        13,906
                                                                              2016   2.663       2.775        18,980
                                                                              2015   2.544       2.663        19,835
                                                                              2014   2.299       2.544        20,642
                                                                              2013   1.716       2.299        32,611
                                                                              2012   1.538       1.716        50,976
                                                                              2011   1.594       1.538        82,200
                                                                              2010   1.272       1.594        42,063
                                                                              2009   0.891       1.272        29,296

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.579
                                                                                           2012   1.518
                                                                                           2011   1.672
                                                                                           2010   1.340
                                                                                           2009   0.928
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.229
                                                                                           2017   1.206
                                                                                           2016   1.195
                                                                                           2015   1.213
                                                                                           2014   1.158
                                                                                           2013   1.192
                                                                                           2012   1.133
                                                                                           2011   1.086
                                                                                           2010   1.024
                                                                                           2009   0.956
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.578
                                                                                           2017   1.598
                                                                                           2016   1.627
                                                                                           2015   1.658
                                                                                           2014   1.690
                                                                                           2013   1.722
                                                                                           2012   1.755
                                                                                           2011   1.789
                                                                                           2010   1.823
                                                                                           2009   1.853
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.466
                                                                                           2017   1.350
                                                                                           2016   1.297
                                                                                           2015   1.336
                                                                                           2014   1.304
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.529
                                                                                           2017   1.358
                                                                                           2016   1.292
                                                                                           2015   1.334
                                                                                           2014   1.292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.574
                                                                                           2017   1.347
                                                                                           2016   1.269
                                                                                           2015   1.316
                                                                                           2014   1.267
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.975
                                                                                           2017   1.752
                                                                                           2016   1.673
                                                                                           2015   1.667
                                                                                           2014   1.541
                                                                                           2013   1.305
                                                                                           2012   1.187
                                                                                           2011   1.168
                                                                                           2010   1.089
                                                                                           2009   0.948
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.357
                                                                                           2017   2.022
                                                                                           2016   1.925
                                                                                           2015   1.920
                                                                                           2014   1.774
                                                                                           2013   1.355
                                                                                           2012   1.227
                                                                                           2011   1.306
                                                                                           2010   1.192
                                                                                           2009   0.922
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.360
                                                                                           2012   1.200
                                                                                           2011   1.307
                                                                                           2010   1.165
                                                                                           2009   0.978
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.819



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.702            --
                                                                                           1.579        67,174
                                                                                           1.518        66,103
                                                                                           1.672        71,039
                                                                                           1.340        81,041
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.198        98,121
                                                                                           1.229       106,921
                                                                                           1.206       120,669
                                                                                           1.195       395,847
                                                                                           1.213       408,802
                                                                                           1.158       478,915
                                                                                           1.192       501,333
                                                                                           1.133       626,069
                                                                                           1.086       533,887
                                                                                           1.024       617,076
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.572        26,742
                                                                                           1.578        26,933
                                                                                           1.598        33,743
                                                                                           1.627        85,912
                                                                                           1.658        96,708
                                                                                           1.690       116,776
                                                                                           1.722        83,061
                                                                                           1.755       130,445
                                                                                           1.789        81,244
                                                                                           1.823       252,958
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.375       111,093
                                                                                           1.466       111,126
                                                                                           1.350       121,990
                                                                                           1.297       178,771
                                                                                           1.336       309,169
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.408     1,752,644
                                                                                           1.529     1,850,023
                                                                                           1.358     1,920,119
                                                                                           1.292     2,010,427
                                                                                           1.334     2,022,934
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.419     1,282,113
                                                                                           1.574     1,615,094
                                                                                           1.347     1,636,714
                                                                                           1.269     1,646,410
                                                                                           1.316     1,963,365
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.860        13,773
                                                                                           1.975        17,002
                                                                                           1.752        18,775
                                                                                           1.673        20,244
                                                                                           1.667        20,443
                                                                                           1.541        26,264
                                                                                           1.305        25,940
                                                                                           1.187        45,279
                                                                                           1.168        45,833
                                                                                           1.089        88,698
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.304       354,999
                                                                                           2.357       433,862
                                                                                           2.022       505,392
                                                                                           1.925       246,415
                                                                                           1.920       292,408
                                                                                           1.774       305,785
                                                                                           1.355       398,164
                                                                                           1.227       493,142
                                                                                           1.306       618,059
                                                                                           1.192       686,761
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.495            --
                                                                                           1.360        62,788
                                                                                           1.200        95,724
                                                                                           1.307        99,851
                                                                                           1.165        76,059
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.602        33,736

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.299       2.819        35,903
                                                                          2016   2.228       2.299        40,188
                                                                          2015   2.213       2.228        54,243
                                                                          2014   2.035       2.213        54,241
                                                                          2013   1.712       2.035        64,660
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.923       1.889       277,478
                                                                          2017   1.431       1.923       288,238
                                                                          2016   1.460       1.431       349,850
                                                                          2015   1.346       1.460       448,568
                                                                          2014   1.196       1.346       497,784
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.083       1.945        91,292
                                                                          2017   1.751       2.083        91,540
                                                                          2016   1.602       1.751        98,946
                                                                          2015   1.618       1.602        72,026
                                                                          2014   1.458       1.618        72,057
                                                                          2013   1.129       1.458        81,021
                                                                          2012   0.997       1.129       131,415
                                                                          2011   0.999       0.997       188,966
                                                                          2010   0.890       0.999       225,288
                                                                          2009   0.720       0.890       227,845
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   2.003       1.929            --
                                                                          2017   1.902       2.003       162,284
                                                                          2016   1.641       1.902       144,896
                                                                          2015   1.783       1.641       210,651
                                                                          2014   1.656       1.783       231,935
                                                                          2013   1.281       1.656       295,106
                                                                          2012   1.146       1.281       365,840
                                                                          2011   1.144       1.146       462,078
                                                                          2010   1.071       1.144       485,382
                                                                          2009   0.983       1.071       701,651
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.621       1.498       178,251
                                                                          2017   1.473       1.621       188,173
                                                                          2016   1.378       1.473        80,437
                                                                          2015   1.410       1.378        89,272
                                                                          2014   1.327       1.410        98,130
                                                                          2013   1.139       1.327       188,482
                                                                          2012   1.043       1.139       210,762
                                                                          2011   1.041       1.043       283,598
                                                                          2010   0.966       1.041       395,524
                                                                          2009   0.832       0.966       471,387
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.847       2.508       112,306
                                                                          2017   2.463       2.847        53,732
                                                                          2016   2.198       2.463        69,917
                                                                          2015   2.247       2.198       102,200
                                                                          2014   2.070       2.247       117,149
                                                                          2013   1.555       2.070       159,901
                                                                          2012   1.362       1.555       154,572
                                                                          2011   1.377       1.362       195,039
                                                                          2010   1.261       1.377       195,309
                                                                          2009   1.065       1.261       240,756
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.806       1.648       102,293
                                                                          2017   1.594       1.806       156,768
                                                                          2016   1.372       1.594       167,525
                                                                          2015   1.393       1.372       204,691
                                                                          2014   1.424       1.393       217,273
                                                                          2013   1.144       1.424       369,840
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.178       1.604        42,203
                                                                          2012   1.012       1.178       267,091
                                                                          2011   1.045       1.012       236,797
                                                                          2010   0.912       1.045       409,259
                                                                          2009   0.650       0.912       386,369
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.696       2.617       763,681
                                                                          2017   2.056       2.696       849,707
                                                                          2016   2.062       2.056       860,228
                                                                          2015   1.900       2.062       900,974
                                                                          2014   1.777       1.900       187,029
                                                                          2013   1.411       1.777       250,188

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.133       2.865       20,707
                                                                                          2017    2.606       3.133       21,481
                                                                                          2016    2.382       2.606       22,208
                                                                                          2015    2.370       2.382       35,432
                                                                                          2014    2.265       2.370       50,957
                                                                                          2013    1.601       2.265       60,388
                                                                                          2012    1.408       1.601       63,621
                                                                                          2011    1.414       1.408       67,943
                                                                                          2010    1.070       1.414      117,116
                                                                                          2009    0.787       1.070       92,216
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   30.131      28.403       38,325
                                                                                          2017   28.436      30.131       39,066
                                                                                          2016   27.483      28.436       38,986
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.893       1.145           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.058       1.058           --
                                                                                          2011    1.273       1.058           --
                                                                                          2010    1.156       1.273       19,497
                                                                                          2009    1.153       1.156       21,912
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.897       1.835           --
                                                                                          2013    1.441       1.897      263,382
                                                                                          2012    1.270       1.441      317,143
                                                                                          2011    1.359       1.270      361,167
                                                                                          2010    1.191       1.359      302,632
                                                                                          2009    0.959       1.191      458,034
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.588       1.702           --
                                                                                          2009    1.096       1.588       31,258
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.390       1.561           --
                                                                                          2010    1.315       1.390      102,334
                                                                                          2009    1.101       1.315      113,790
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.899       0.906           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.945       1.924           --
                                                                                          2013    1.630       1.945        6,020
                                                                                          2012    1.406       1.630        6,152
                                                                                          2011    1.679       1.406        6,117
                                                                                          2010    1.511       1.679        7,942
                                                                                          2009    1.075       1.511        7,965
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.838       0.839           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.851       0.853           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.113       1.151           --
                                                                                          2009    0.710       1.113       65,883
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.198       1.177       29,659
                                                                                          2017    1.205       1.198       30,111
                                                                                          2016    1.218       1.205       29,934
                                                                                          2015    1.246       1.218       40,640
                                                                                          2014    1.210       1.246       44,903
                                                                                          2013    1.275       1.210       47,409
                                                                                          2012    1.268       1.275       72,439
                                                                                          2011    1.206       1.268      206,989
                                                                                          2010    1.157       1.206      127,009
                                                                                          2009    1.095       1.157      126,656
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.336       2.738       58,998
                                                                                          2017    3.087       3.336       57,719
                                                                                          2016    2.701       3.087       54,137
                                                                                          2015    2.815       2.701       82,660
                                                                                          2014    2.730       2.815      102,553
                                                                                          2013    2.066       2.730      133,705
                                                                                          2012    1.857       2.066      202,400
                                                                                          2011    2.021       1.857      212,755
                                                                                          2010    1.679       2.021      247,220
                                                                                          2009    1.324       1.679      324,782
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.306       2.158        8,262
                                                                               2017   2.043       2.306        8,262
                                                                               2016   1.892       2.043        8,262
                                                                               2015   1.996       1.892        8,262
                                                                               2014   1.798       1.996        8,262
                                                                               2013   1.368       1.798        8,262
                                                                               2012   1.248       1.368        8,262
                                                                               2011   1.264       1.248       56,279
                                                                               2010   1.124       1.264        8,262
                                                                               2009   0.859       1.124        8,262





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.825       2.466        68,372
                                                                                       2017   2.606       2.825        71,748
                                                                                       2016   2.402       2.606        75,181
                                                                                       2015   2.503       2.402        96,347
                                                                                       2014   2.117       2.503       109,443
                                                                                       2013   1.949       2.117       159,473
                                                                                       2012   1.918       1.949       165,514
                                                                                       2011   1.680       1.918       175,193
                                                                                       2010   1.611       1.680       185,186
                                                                                       2009   1.430       1.611       180,142
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.880       3.790       116,190
                                                                                       2017   3.026       3.880       128,542
                                                                                       2016   3.079       3.026       114,616
                                                                                       2015   2.964       3.079       136,499
                                                                                       2014   2.664       2.964       179,297
                                                                                       2013   2.015       2.664       207,151
                                                                                       2012   1.743       2.015       225,971
                                                                                       2011   1.789       1.743       238,619
                                                                                       2010   1.605       1.789       303,140
                                                                                       2009   1.086       1.605       332,591
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.162       2.059       606,278
                                                                                       2017   2.045       2.162       761,527
                                                                                       2016   1.830       2.045       973,361
                                                                                       2015   1.945       1.830     1,224,667
                                                                                       2014   1.920       1.945     1,577,874
                                                                                       2013   1.790       1.920     2,014,223
                                                                                       2012   1.567       1.790     2,609,942
                                                                                       2011   1.561       1.567     2,728,963
                                                                                       2010   1.375       1.561     3,271,656
                                                                                       2009   0.956       1.375       931,655
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.857       2.412       117,811
                                                                                       2017   2.266       2.857       140,461
                                                                                       2016   2.066       2.266       149,857
                                                                                       2015   2.440       2.066       189,715
                                                                                       2014   2.653       2.440       239,269
                                                                                       2013   2.842       2.653       327,696
                                                                                       2012   2.433       2.842       391,783
                                                                                       2011   3.041       2.433       428,564
                                                                                       2010   2.501       3.041       580,201
                                                                                       2009   1.507       2.501       607,176
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.471       1.470            --
                                                                                       2013   1.256       1.471     2,926,744
                                                                                       2012   1.124       1.256     3,506,109
                                                                                       2011   1.166       1.124     3,810,455
                                                                                       2010   1.047       1.166     3,941,808
                                                                                       2009   0.873       1.047     4,584,310

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.585       1.576            --
                                                                              2013   1.284       1.585     1,694,424
                                                                              2012   1.131       1.284     2,393,988
                                                                              2011   1.200       1.131     2,868,213
                                                                              2010   1.060       1.200     3,345,619
                                                                              2009   0.863       1.060     4,206,706
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.452       1.456            --
                                                                              2013   1.296       1.452     2,357,403
                                                                              2012   1.176       1.296     2,637,940
                                                                              2011   1.200       1.176     2,486,193
                                                                              2010   1.089       1.200     3,571,647
                                                                              2009   0.923       1.089     3,195,710
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.290       1.931       434,530
                                                                              2017   1.822       2.290       505,626
                                                                              2016   1.874       1.822       565,476
                                                                              2015   1.946       1.874       624,864
                                                                              2014   2.132       1.946       878,317
                                                                              2013   1.823       2.132     1,172,017
                                                                              2012   1.593       1.823     1,453,642
                                                                              2011   1.819       1.593     1,712,926
                                                                              2010   1.665       1.819     1,992,980
                                                                              2009   1.291       1.665     2,268,150
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.046       1.132            --
                                                                              2012   1.013       1.046     1,510,570
                                                                              2011   1.090       1.013     1,694,566
                                                                              2010   0.905       1.090     1,901,482
                                                                              2009   0.675       0.905     1,947,311
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.662       2.268       336,560
                                                                              2017   1.985       2.662       354,888
                                                                              2016   2.020       1.985       459,961
                                                                              2015   1.982       2.020       505,732
                                                                              2014   1.978       1.982       588,153
                                                                              2013   1.587       1.978       626,128
                                                                              2012   1.336       1.587       647,127
                                                                              2011   1.487       1.336       712,326
                                                                              2010   1.379       1.487       762,125
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.552       1.587            --
                                                                              2015   1.606       1.552     1,690,864
                                                                              2014   1.568       1.606     2,469,992
                                                                              2013   1.576       1.568     3,060,570
                                                                              2012   1.442       1.576     7,802,658
                                                                              2011   1.422       1.442     8,390,112
                                                                              2010   1.294       1.422     9,699,285
                                                                              2009   0.994       1.294     6,183,121
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.338       1.397            --
                                                                              2012   1.214       1.338       182,024
                                                                              2011   1.375       1.214       306,028
                                                                              2010   1.170       1.375       322,408
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.787       1.592     1,805,865
                                                                              2017   1.558       1.787     2,052,806
                                                                              2016   1.370       1.558     2,440,164
                                                                              2015   1.449       1.370     2,791,780
                                                                              2014   1.304       1.449     3,447,291
                                                                              2013   0.994       1.304     5,036,160
                                                                              2012   0.859       0.994     6,185,928
                                                                              2011   0.913       0.859     6,692,749
                                                                              2010   0.795       0.913     7,589,083
                                                                              2009   0.685       0.795     8,557,665
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.372       3.234        78,175
                                                                              2017   2.756       3.372        98,003
                                                                              2016   2.646       2.756        89,286
                                                                              2015   2.529       2.646        97,845
                                                                              2014   2.287       2.529       100,707
                                                                              2013   1.707       2.287       156,655
                                                                              2012   1.532       1.707       163,930
                                                                              2011   1.588       1.532       177,601
                                                                              2010   1.268       1.588       226,351
                                                                              2009   0.889       1.268       253,345

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.572
                                                                                           2012   1.512
                                                                                           2011   1.666
                                                                                           2010   1.336
                                                                                           2009   0.926
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.220
                                                                                           2017   1.198
                                                                                           2016   1.187
                                                                                           2015   1.206
                                                                                           2014   1.152
                                                                                           2013   1.186
                                                                                           2012   1.128
                                                                                           2011   1.082
                                                                                           2010   1.021
                                                                                           2009   0.953
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.566
                                                                                           2017   1.587
                                                                                           2016   1.616
                                                                                           2015   1.648
                                                                                           2014   1.681
                                                                                           2013   1.714
                                                                                           2012   1.748
                                                                                           2011   1.782
                                                                                           2010   1.817
                                                                                           2009   1.848
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.457
                                                                                           2017   1.343
                                                                                           2016   1.291
                                                                                           2015   1.331
                                                                                           2014   1.299
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.520
                                                                                           2017   1.351
                                                                                           2016   1.286
                                                                                           2015   1.328
                                                                                           2014   1.287
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.565
                                                                                           2017   1.339
                                                                                           2016   1.263
                                                                                           2015   1.310
                                                                                           2014   1.262
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.960
                                                                                           2017   1.740
                                                                                           2016   1.663
                                                                                           2015   1.657
                                                                                           2014   1.532
                                                                                           2013   1.299
                                                                                           2012   1.182
                                                                                           2011   1.163
                                                                                           2010   1.085
                                                                                           2009   0.946
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.340
                                                                                           2017   2.008
                                                                                           2016   1.912
                                                                                           2015   1.909
                                                                                           2014   1.764
                                                                                           2013   1.349
                                                                                           2012   1.222
                                                                                           2011   1.301
                                                                                           2010   1.188
                                                                                           2009   0.920
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.353
                                                                                           2012   1.195
                                                                                           2011   1.302
                                                                                           2010   1.162
                                                                                           2009   0.975
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.798



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.693            --
                                                                                           1.572       238,153
                                                                                           1.512       236,494
                                                                                           1.666       264,514
                                                                                           1.336       374,727
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.189       680,732
                                                                                           1.220       794,789
                                                                                           1.198       884,443
                                                                                           1.187       977,928
                                                                                           1.206     1,534,906
                                                                                           1.152     2,469,386
                                                                                           1.186     2,719,293
                                                                                           1.128     2,474,912
                                                                                           1.082     2,640,347
                                                                                           1.021     2,976,550
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.560       455,422
                                                                                           1.566       516,447
                                                                                           1.587       915,276
                                                                                           1.616       960,684
                                                                                           1.648       984,342
                                                                                           1.681     1,355,829
                                                                                           1.714     2,850,525
                                                                                           1.748     3,405,267
                                                                                           1.782     1,929,519
                                                                                           1.817     2,142,897
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.366     1,854,193
                                                                                           1.457     1,892,015
                                                                                           1.343     2,374,621
                                                                                           1.291     2,398,164
                                                                                           1.331     4,085,244
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.399     2,030,550
                                                                                           1.520     2,452,471
                                                                                           1.351     2,486,570
                                                                                           1.286     3,612,003
                                                                                           1.328     5,977,551
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.410       814,116
                                                                                           1.565     1,078,730
                                                                                           1.339     1,556,661
                                                                                           1.263     1,871,870
                                                                                           1.310     3,734,612
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.845       181,292
                                                                                           1.960       215,801
                                                                                           1.740       303,852
                                                                                           1.663       356,594
                                                                                           1.657       502,841
                                                                                           1.532       548,305
                                                                                           1.299       637,743
                                                                                           1.182       714,384
                                                                                           1.163       983,870
                                                                                           1.085     1,202,296
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.286       708,881
                                                                                           2.340       767,715
                                                                                           2.008       924,755
                                                                                           1.912       473,628
                                                                                           1.909       755,896
                                                                                           1.764       904,930
                                                                                           1.349     1,265,634
                                                                                           1.222     1,484,661
                                                                                           1.301     1,688,013
                                                                                           1.188     2,030,441
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.487            --
                                                                                           1.353       762,519
                                                                                           1.195       842,425
                                                                                           1.302     1,080,384
                                                                                           1.162     1,152,333
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.582        39,633

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.284       2.798         55,134
                                                                          2016   2.214       2.284         73,276
                                                                          2015   2.201       2.214        119,483
                                                                          2014   2.024       2.201        171,395
                                                                          2013   1.704       2.024        198,864
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.912       1.877      1,234,952
                                                                          2017   1.423       1.912      1,393,965
                                                                          2016   1.453       1.423      1,595,466
                                                                          2015   1.341       1.453      1,843,449
                                                                          2014   1.191       1.341      2,365,180
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.070       1.932      4,630,533
                                                                          2017   1.741       2.070      5,003,847
                                                                          2016   1.594       1.741      5,373,821
                                                                          2015   1.611       1.594      5,356,419
                                                                          2014   1.452       1.611      5,359,020
                                                                          2013   1.124       1.452      5,548,268
                                                                          2012   0.993       1.124      7,590,499
                                                                          2011   0.997       0.993      8,811,419
                                                                          2010   0.888       0.997     11,368,994
                                                                          2009   0.719       0.888     11,081,194
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.989       1.914             --
                                                                          2017   1.889       1.989        701,260
                                                                          2016   1.631       1.889        828,302
                                                                          2015   1.773       1.631      1,009,846
                                                                          2014   1.648       1.773      1,287,577
                                                                          2013   1.275       1.648      1,710,679
                                                                          2012   1.141       1.275      2,263,535
                                                                          2011   1.140       1.141      2,785,749
                                                                          2010   1.067       1.140      3,397,159
                                                                          2009   0.980       1.067      4,308,456
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.612       1.489        227,986
                                                                          2017   1.465       1.612        240,235
                                                                          2016   1.372       1.465        443,239
                                                                          2015   1.404       1.372        479,255
                                                                          2014   1.321       1.404        547,902
                                                                          2013   1.135       1.321        733,193
                                                                          2012   1.040       1.135        873,486
                                                                          2011   1.038       1.040        924,971
                                                                          2010   0.964       1.038      1,546,348
                                                                          2009   0.831       0.964      1,644,787
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.827       2.489        795,474
                                                                          2017   2.447       2.827        413,082
                                                                          2016   2.185       2.447        517,603
                                                                          2015   2.234       2.185        604,870
                                                                          2014   2.059       2.234        747,032
                                                                          2013   1.548       2.059        832,088
                                                                          2012   1.356       1.548        438,224
                                                                          2011   1.372       1.356        486,415
                                                                          2010   1.257       1.372        507,445
                                                                          2009   1.062       1.257        579,841
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.795       1.637        420,714
                                                                          2017   1.585       1.795        478,751
                                                                          2016   1.365       1.585        530,610
                                                                          2015   1.386       1.365        657,025
                                                                          2014   1.418       1.386        976,752
                                                                          2013   1.140       1.418      1,172,123
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.174       1.597      1,267,749
                                                                          2012   1.009       1.174      1,506,919
                                                                          2011   1.042       1.009      1,607,728
                                                                          2010   0.911       1.042      1,774,209
                                                                          2009   0.649       0.911      1,949,472
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.677       2.597        213,426
                                                                          2017   2.042       2.677        251,612
                                                                          2016   2.049       2.042        270,324
                                                                          2015   1.889       2.049        300,291
                                                                          2014   1.768       1.889        385,941
                                                                          2013   1.404       1.768        510,637

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.110       2.843      834,834
                                                                                          2017    2.588       3.110      965,386
                                                                                          2016    2.367       2.588    1,095,432
                                                                                          2015    2.356       2.367    1,279,537
                                                                                          2014    2.253       2.356    1,536,770
                                                                                          2013    1.593       2.253    1,907,478
                                                                                          2012    1.402       1.593    2,549,722
                                                                                          2011    1.409       1.402    3,177,786
                                                                                          2010    1.067       1.409    3,709,066
                                                                                          2009    0.785       1.067    3,628,350
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   29.783      28.062       62,651
                                                                                          2017   28.123      29.783       71,608
                                                                                          2016   27.189      28.123       87,408
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.891       1.141           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.054       1.054           --
                                                                                          2011    1.268       1.054           --
                                                                                          2010    1.152       1.268       92,221
                                                                                          2009    1.149       1.152       58,852
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.887       1.825           --
                                                                                          2013    1.434       1.887    1,387,302
                                                                                          2012    1.265       1.434    1,756,102
                                                                                          2011    1.354       1.265    1,995,947
                                                                                          2010    1.187       1.354    1,847,925
                                                                                          2009    0.957       1.187    2,268,695
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.583       1.696           --
                                                                                          2009    1.093       1.583      668,832
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.384       1.555           --
                                                                                          2010    1.311       1.384      477,607
                                                                                          2009    1.097       1.311      484,982
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.897       0.904           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.935       1.913           --
                                                                                          2013    1.622       1.935      205,818
                                                                                          2012    1.400       1.622      258,448
                                                                                          2011    1.673       1.400      476,388
                                                                                          2010    1.506       1.673      675,876
                                                                                          2009    1.072       1.506      756,984
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.836       0.837           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.849       0.851           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.110       1.147           --
                                                                                          2009    0.708       1.110      341,284
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.189       1.168      262,536
                                                                                          2017    1.197       1.189      316,972
                                                                                          2016    1.211       1.197      359,190
                                                                                          2015    1.239       1.211      420,484
                                                                                          2014    1.204       1.239      574,167
                                                                                          2013    1.269       1.204      668,834
                                                                                          2012    1.263       1.269    1,003,809
                                                                                          2011    1.201       1.263    1,028,108
                                                                                          2010    1.153       1.201    1,192,613
                                                                                          2009    1.092       1.153    1,226,957
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.311       2.717      174,906
                                                                                          2017    3.066       3.311      189,084
                                                                                          2016    2.684       3.066      270,275
                                                                                          2015    2.799       2.684      292,924
                                                                                          2014    2.716       2.799      425,181
                                                                                          2013    2.056       2.716      484,485
                                                                                          2012    1.849       2.056      706,574
                                                                                          2011    2.013       1.849      825,410
                                                                                          2010    1.673       2.013      976,117
                                                                                          2009    1.320       1.673    1,299,617
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.289       2.141    54,185
                                                                               2017   2.029       2.289    39,765
                                                                               2016   1.880       2.029    40,356
                                                                               2015   1.985       1.880    36,376
                                                                               2014   1.789       1.985    35,818
                                                                               2013   1.361       1.789    37,518
                                                                               2012   1.243       1.361    45,925
                                                                               2011   1.259       1.243    42,981
                                                                               2010   1.121       1.259    74,902
                                                                               2009   0.856       1.121    76,944





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.805       2.447           --
                                                                                       2017   2.588       2.805           --
                                                                                       2016   2.387       2.588           --
                                                                                       2015   2.489       2.387           --
                                                                                       2014   2.106       2.489           --
                                                                                       2013   1.940       2.106           --
                                                                                       2012   1.910       1.940           --
                                                                                       2011   1.674       1.910           --
                                                                                       2010   1.606       1.674           --
                                                                                       2009   1.426       1.606           --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.852       3.761           --
                                                                                       2017   3.005       3.852           --
                                                                                       2016   3.059       3.005           --
                                                                                       2015   2.947       3.059           --
                                                                                       2014   2.650       2.947           --
                                                                                       2013   2.006       2.650           --
                                                                                       2012   1.736       2.006           --
                                                                                       2011   1.782       1.736           --
                                                                                       2010   1.600       1.782           --
                                                                                       2009   1.083       1.600           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.146       2.043           --
                                                                                       2017   2.032       2.146           --
                                                                                       2016   1.819       2.032           --
                                                                                       2015   1.933       1.819           --
                                                                                       2014   1.910       1.933           --
                                                                                       2013   1.782       1.910           --
                                                                                       2012   1.560       1.782           --
                                                                                       2011   1.555       1.560           --
                                                                                       2010   1.370       1.555        1,970
                                                                                       2009   0.953       1.370           --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.836       2.393           --
                                                                                       2017   2.250       2.836           --
                                                                                       2016   2.053       2.250           --
                                                                                       2015   2.426       2.053           --
                                                                                       2014   2.639       2.426           --
                                                                                       2013   2.828       2.639           --
                                                                                       2012   2.423       2.828           --
                                                                                       2011   3.030       2.423           --
                                                                                       2010   2.493       3.030           --
                                                                                       2009   1.503       2.493           --
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.464       1.463           --
                                                                                       2013   1.251       1.464           --
                                                                                       2012   1.120       1.251           --
                                                                                       2011   1.162       1.120           --
                                                                                       2010   1.044       1.162           --
                                                                                       2009   0.871       1.044           --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.578       1.569           --
                                                                              2013   1.278       1.578           --
                                                                              2012   1.127       1.278           --
                                                                              2011   1.196       1.127           --
                                                                              2010   1.057       1.196        8,804
                                                                              2009   0.861       1.057        8,843
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.445       1.449           --
                                                                              2013   1.291       1.445           --
                                                                              2012   1.172       1.291           --
                                                                              2011   1.197       1.172           --
                                                                              2010   1.086       1.197           --
                                                                              2009   0.921       1.086           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.083       1.756           --
                                                                              2017   1.658       2.083           --
                                                                              2016   1.707       1.658           --
                                                                              2015   1.773       1.707           --
                                                                              2014   1.944       1.773           --
                                                                              2013   1.663       1.944           --
                                                                              2012   1.454       1.663           --
                                                                              2011   1.661       1.454           --
                                                                              2010   1.521       1.661           --
                                                                              2009   1.179       1.521           --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.042       1.127           --
                                                                              2012   1.010       1.042           --
                                                                              2011   1.087       1.010           --
                                                                              2010   0.903       1.087           --
                                                                              2009   0.674       0.903           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.424       2.063           --
                                                                              2017   1.808       2.424           --
                                                                              2016   1.841       1.808           --
                                                                              2015   1.807       1.841           --
                                                                              2014   1.805       1.807           --
                                                                              2013   1.448       1.805           --
                                                                              2012   1.219       1.448           --
                                                                              2011   1.358       1.219           --
                                                                              2010   1.260       1.358           --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.542       1.577           --
                                                                              2015   1.596       1.542       11,143
                                                                              2014   1.559       1.596       11,148
                                                                              2013   1.569       1.559       11,153
                                                                              2012   1.436       1.569       11,158
                                                                              2011   1.416       1.436       11,165
                                                                              2010   1.289       1.416       11,172
                                                                              2009   0.991       1.289       11,179
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.332       1.390           --
                                                                              2012   1.209       1.332           --
                                                                              2011   1.370       1.209           --
                                                                              2010   1.166       1.370           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.776       1.582           --
                                                                              2017   1.550       1.776           --
                                                                              2016   1.363       1.550           --
                                                                              2015   1.443       1.363           --
                                                                              2014   1.299       1.443           --
                                                                              2013   0.991       1.299           --
                                                                              2012   0.857       0.991           --
                                                                              2011   0.911       0.857           --
                                                                              2010   0.794       0.911           --
                                                                              2009   0.684       0.794           --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.347       3.209           --
                                                                              2017   2.738       3.347           --
                                                                              2016   2.629       2.738           --
                                                                              2015   2.515       2.629           --
                                                                              2014   2.275       2.515           --
                                                                              2013   1.699       2.275           --
                                                                              2012   1.525       1.699           --
                                                                              2011   1.582       1.525           --
                                                                              2010   1.264       1.582           --
                                                                              2009   0.886       1.264           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.564
                                                                                           2012   1.505
                                                                                           2011   1.660
                                                                                           2010   1.332
                                                                                           2009   0.923
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.211
                                                                                           2017   1.189
                                                                                           2016   1.180
                                                                                           2015   1.199
                                                                                           2014   1.146
                                                                                           2013   1.181
                                                                                           2012   1.123
                                                                                           2011   1.078
                                                                                           2010   1.017
                                                                                           2009   0.951
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.555
                                                                                           2017   1.576
                                                                                           2016   1.606
                                                                                           2015   1.639
                                                                                           2014   1.672
                                                                                           2013   1.706
                                                                                           2012   1.740
                                                                                           2011   1.775
                                                                                           2010   1.811
                                                                                           2009   1.843
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.449
                                                                                           2017   1.336
                                                                                           2016   1.285
                                                                                           2015   1.325
                                                                                           2014   1.294
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.511
                                                                                           2017   1.344
                                                                                           2016   1.280
                                                                                           2015   1.323
                                                                                           2014   1.282
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.556
                                                                                           2017   1.332
                                                                                           2016   1.257
                                                                                           2015   1.304
                                                                                           2014   1.257
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.946
                                                                                           2017   1.729
                                                                                           2016   1.652
                                                                                           2015   1.648
                                                                                           2014   1.524
                                                                                           2013   1.293
                                                                                           2012   1.177
                                                                                           2011   1.159
                                                                                           2010   1.082
                                                                                           2009   0.943
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.323
                                                                                           2017   1.994
                                                                                           2016   1.901
                                                                                           2015   1.898
                                                                                           2014   1.755
                                                                                           2013   1.342
                                                                                           2012   1.216
                                                                                           2011   1.296
                                                                                           2010   1.184
                                                                                           2009   0.917
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.347
                                                                                           2012   1.190
                                                                                           2011   1.297
                                                                                           2010   1.158
                                                                                           2009   0.972
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.778



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.685           --
                                                                                           1.564        8,850
                                                                                           1.505        8,855
                                                                                           1.660        8,861
                                                                                           1.332        8,867
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.179           --
                                                                                           1.211           --
                                                                                           1.189           --
                                                                                           1.180           --
                                                                                           1.199           --
                                                                                           1.146           --
                                                                                           1.181           --
                                                                                           1.123           --
                                                                                           1.078           --
                                                                                           1.017           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.548           --
                                                                                           1.555           --
                                                                                           1.576           --
                                                                                           1.606           --
                                                                                           1.639           --
                                                                                           1.672           --
                                                                                           1.706           --
                                                                                           1.740           --
                                                                                           1.775           --
                                                                                           1.811           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.357           --
                                                                                           1.449           --
                                                                                           1.336           --
                                                                                           1.285           --
                                                                                           1.325           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.391           --
                                                                                           1.511           --
                                                                                           1.344           --
                                                                                           1.280           --
                                                                                           1.323           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.402           --
                                                                                           1.556           --
                                                                                           1.332           --
                                                                                           1.257           --
                                                                                           1.304           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.831           --
                                                                                           1.946           --
                                                                                           1.729           --
                                                                                           1.652           --
                                                                                           1.648           --
                                                                                           1.524           --
                                                                                           1.293           --
                                                                                           1.177           --
                                                                                           1.159           --
                                                                                           1.082           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.268           --
                                                                                           2.323           --
                                                                                           1.994           --
                                                                                           1.901           --
                                                                                           1.898           --
                                                                                           1.755           --
                                                                                           1.342           --
                                                                                           1.216           --
                                                                                           1.296           --
                                                                                           1.184           --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.480           --
                                                                                           1.347           --
                                                                                           1.190           --
                                                                                           1.297           --
                                                                                           1.158           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.562           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.268       2.778           --
                                                                          2016   2.200       2.268        8,834
                                                                          2015   2.188       2.200        8,838
                                                                          2014   2.013       2.188        8,842
                                                                          2013   1.696       2.013        8,846
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.901       1.865           --
                                                                          2017   1.416       1.901           --
                                                                          2016   1.446       1.416        7,905
                                                                          2015   1.335       1.446        7,908
                                                                          2014   1.186       1.335        7,912
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.058       1.919           --
                                                                          2017   1.731       2.058           --
                                                                          2016   1.586       1.731           --
                                                                          2015   1.603       1.586           --
                                                                          2014   1.446       1.603           --
                                                                          2013   1.120       1.446           --
                                                                          2012   0.990       1.120           --
                                                                          2011   0.994       0.990           --
                                                                          2010   0.886       0.994           --
                                                                          2009   0.718       0.886           --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.974       1.900           --
                                                                          2017   1.876       1.974           --
                                                                          2016   1.621       1.876        8,341
                                                                          2015   1.762       1.621        8,345
                                                                          2014   1.639       1.762        8,348
                                                                          2013   1.269       1.639        8,352
                                                                          2012   1.136       1.269        8,356
                                                                          2011   1.136       1.136        8,361
                                                                          2010   1.064       1.136        8,366
                                                                          2009   0.977       1.064        8,372
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.603       1.479           --
                                                                          2017   1.457       1.603           --
                                                                          2016   1.365       1.457       13,066
                                                                          2015   1.398       1.365       13,071
                                                                          2014   1.316       1.398       13,077
                                                                          2013   1.131       1.316       13,083
                                                                          2012   1.037       1.131       13,090
                                                                          2011   1.036       1.037       13,097
                                                                          2010   0.962       1.036       13,105
                                                                          2009   0.830       0.962       13,114
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.806       2.470           --
                                                                          2017   2.430       2.806           --
                                                                          2016   2.171       2.430        4,716
                                                                          2015   2.221       2.171        4,718
                                                                          2014   2.048       2.221        4,720
                                                                          2013   1.540       2.048        4,722
                                                                          2012   1.350       1.540        4,724
                                                                          2011   1.367       1.350        4,727
                                                                          2010   1.253       1.367        4,730
                                                                          2009   1.059       1.253        4,733
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.784       1.626           --
                                                                          2017   1.576       1.784           --
                                                                          2016   1.358       1.576           --
                                                                          2015   1.380       1.358           --
                                                                          2014   1.412       1.380           --
                                                                          2013   1.135       1.412           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.170       1.591           --
                                                                          2012   1.006       1.170           --
                                                                          2011   1.040       1.006           --
                                                                          2010   0.909       1.040           --
                                                                          2009   0.648       0.909           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.657       2.577           --
                                                                          2017   2.028       2.657           --
                                                                          2016   2.036       2.028           --
                                                                          2015   1.878       2.036           --
                                                                          2014   1.759       1.878           --
                                                                          2013   1.397       1.759           --

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.088       2.821          --
                                                                                          2017    2.571       3.088          --
                                                                                          2016    2.352       2.571          --
                                                                                          2015    2.342       2.352          --
                                                                                          2014    2.241       2.342          --
                                                                                          2013    1.586       2.241          --
                                                                                          2012    1.396       1.586          --
                                                                                          2011    1.404       1.396          --
                                                                                          2010    1.063       1.404          --
                                                                                          2009    0.783       1.063          --
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   29.440      27.724          --
                                                                                          2017   27.812      29.440          --
                                                                                          2016   26.898      27.812         652
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.888       1.137          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.049       1.049          --
                                                                                          2011    1.263       1.049          --
                                                                                          2010    1.148       1.263          --
                                                                                          2009    1.145       1.148          --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.877       1.815          --
                                                                                          2013    1.427       1.877       5,214
                                                                                          2012    1.259       1.427       5,217
                                                                                          2011    1.349       1.259       5,220
                                                                                          2010    1.183       1.349          --
                                                                                          2009    0.954       1.183          --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.578       1.690          --
                                                                                          2009    1.090       1.578          --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.379       1.549          --
                                                                                          2010    1.307       1.379       4,845
                                                                                          2009    1.094       1.307       4,848
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.895       0.902          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.925       1.903          --
                                                                                          2013    1.614       1.925          --
                                                                                          2012    1.394       1.614          --
                                                                                          2011    1.667       1.394          --
                                                                                          2010    1.501       1.667          --
                                                                                          2009    1.069       1.501          --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.834       0.835          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.847       0.849          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.106       1.143          --
                                                                                          2009    0.706       1.106          --
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.180       1.159          --
                                                                                          2017    1.188       1.180          --
                                                                                          2016    1.203       1.188          --
                                                                                          2015    1.232       1.203          --
                                                                                          2014    1.197       1.232          --
                                                                                          2013    1.263       1.197          --
                                                                                          2012    1.257       1.263          --
                                                                                          2011    1.197       1.257          --
                                                                                          2010    1.149       1.197          --
                                                                                          2009    1.089       1.149          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.287       2.696          --
                                                                                          2017    3.045       3.287          --
                                                                                          2016    2.667       3.045          --
                                                                                          2015    2.783       2.667          --
                                                                                          2014    2.701       2.783          --
                                                                                          2013    2.046       2.701          --
                                                                                          2012    1.841       2.046          --
                                                                                          2011    2.005       1.841          --
                                                                                          2010    1.668       2.005          --
                                                                                          2009    1.316       1.668          --
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.273       2.124    --
                                                                               2017   2.015       2.273    --
                                                                               2016   1.868       2.015    --
                                                                               2015   1.973       1.868    --
                                                                               2014   1.779       1.973    --
                                                                               2013   1.355       1.779    --
                                                                               2012   1.237       1.355    --
                                                                               2011   1.254       1.237    --
                                                                               2010   1.117       1.254    --
                                                                               2009   0.854       1.117    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.630       2.292        14,545
                                                                                       2017   2.428       2.630        28,314
                                                                                       2016   2.240       2.428        28,278
                                                                                       2015   2.337       2.240        32,494
                                                                                       2014   1.978       2.337        50,006
                                                                                       2013   1.823       1.978        57,017
                                                                                       2012   1.796       1.823        62,122
                                                                                       2011   1.574       1.796        68,342
                                                                                       2010   1.512       1.574        73,081
                                                                                       2009   1.343       1.512        69,180
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.401       3.319         5,424
                                                                                       2017   2.655       3.401         6,425
                                                                                       2016   2.704       2.655         8,074
                                                                                       2015   2.606       2.704         9,134
                                                                                       2014   2.345       2.606        18,527
                                                                                       2013   1.775       2.345        19,863
                                                                                       2012   1.537       1.775        22,232
                                                                                       2011   1.579       1.537        34,778
                                                                                       2010   1.418       1.579        38,538
                                                                                       2009   0.961       1.418        51,638
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.962       1.867       244,854
                                                                                       2017   1.858       1.962       312,795
                                                                                       2016   1.664       1.858       367,998
                                                                                       2015   1.770       1.664       424,015
                                                                                       2014   1.749       1.770       572,224
                                                                                       2013   1.633       1.749       769,842
                                                                                       2012   1.431       1.633       882,635
                                                                                       2011   1.427       1.431     1,073,684
                                                                                       2010   1.258       1.427     1,214,565
                                                                                       2009   0.876       1.258       361,978
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.249       1.896       397,985
                                                                                       2017   1.785       2.249       411,714
                                                                                       2016   1.629       1.785       433,529
                                                                                       2015   1.926       1.629       575,413
                                                                                       2014   2.096       1.926       736,395
                                                                                       2013   2.248       2.096       814,761
                                                                                       2012   1.927       2.248       894,572
                                                                                       2011   2.410       1.927       964,999
                                                                                       2010   1.984       2.410       943,029
                                                                                       2009   1.197       1.984       892,303
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.457       1.456            --
                                                                                       2013   1.245       1.457     1,127,521
                                                                                       2012   1.116       1.245       738,328
                                                                                       2011   1.159       1.116       825,671
                                                                                       2010   1.041       1.159     1,158,647
                                                                                       2009   0.869       1.041     1,301,757

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.571       1.561            --
                                                                              2013   1.273       1.571     1,266,174
                                                                              2012   1.123       1.273     1,637,125
                                                                              2011   1.193       1.123     1,742,645
                                                                              2010   1.054       1.193     1,927,428
                                                                              2009   0.859       1.054     2,373,357
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.438       1.442            --
                                                                              2013   1.285       1.438       378,341
                                                                              2012   1.167       1.285       347,287
                                                                              2011   1.193       1.167       360,312
                                                                              2010   1.083       1.193       629,188
                                                                              2009   0.919       1.083       840,281
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.785       1.504       241,401
                                                                              2017   1.422       1.785       238,918
                                                                              2016   1.464       1.422       294,151
                                                                              2015   1.521       1.464       523,138
                                                                              2014   1.669       1.521       564,463
                                                                              2013   1.428       1.669       577,341
                                                                              2012   1.249       1.428       644,823
                                                                              2011   1.428       1.249       742,717
                                                                              2010   1.308       1.428       806,057
                                                                              2009   1.015       1.308       899,599
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.038       1.123            --
                                                                              2012   1.006       1.038       305,079
                                                                              2011   1.084       1.006       411,374
                                                                              2010   0.901       1.084       344,056
                                                                              2009   0.672       0.901       471,353
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.232       1.899        91,307
                                                                              2017   1.666       2.232       112,877
                                                                              2016   1.697       1.666       179,947
                                                                              2015   1.666       1.697       184,067
                                                                              2014   1.665       1.666       244,716
                                                                              2013   1.337       1.665       175,183
                                                                              2012   1.126       1.337       178,449
                                                                              2011   1.255       1.126       191,957
                                                                              2010   1.165       1.255       203,304
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.617       1.654            --
                                                                              2015   1.675       1.617     1,526,204
                                                                              2014   1.637       1.675     1,682,222
                                                                              2013   1.648       1.637     1,805,319
                                                                              2012   1.509       1.648     2,036,889
                                                                              2011   1.489       1.509     2,093,865
                                                                              2010   1.356       1.489     2,287,368
                                                                              2009   1.043       1.356     2,366,429
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.140       1.190            --
                                                                              2012   1.035       1.140        26,199
                                                                              2011   1.173       1.035        37,038
                                                                              2010   0.999       1.173        35,956
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.766       1.572       893,817
                                                                              2017   1.541       1.766       933,933
                                                                              2016   1.357       1.541     1,109,977
                                                                              2015   1.436       1.357     1,370,807
                                                                              2014   1.294       1.436     2,002,123
                                                                              2013   0.988       1.294     3,673,400
                                                                              2012   0.855       0.988     3,990,959
                                                                              2011   0.909       0.855     4,560,706
                                                                              2010   0.793       0.909     5,475,523
                                                                              2009   0.683       0.793     5,861,192
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.999       2.874        13,732
                                                                              2017   2.454       2.999        13,939
                                                                              2016   2.358       2.454        14,428
                                                                              2015   2.257       2.358         2,207
                                                                              2014   2.042       2.257            --
                                                                              2013   1.526       2.042            --
                                                                              2012   1.371       1.526        10,335
                                                                              2011   1.422       1.371        24,967
                                                                              2010   1.137       1.422        32,540
                                                                              2009   0.798       1.137        21,254

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.313
                                                                                           2012   1.264
                                                                                           2011   1.394
                                                                                           2010   1.119
                                                                                           2009   0.776
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.245
                                                                                           2017   1.224
                                                                                           2016   1.214
                                                                                           2015   1.235
                                                                                           2014   1.180
                                                                                           2013   1.217
                                                                                           2012   1.158
                                                                                           2011   1.112
                                                                                           2010   1.050
                                                                                           2009   0.982
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.330
                                                                                           2017   1.348
                                                                                           2016   1.375
                                                                                           2015   1.403
                                                                                           2014   1.432
                                                                                           2013   1.462
                                                                                           2012   1.493
                                                                                           2011   1.523
                                                                                           2010   1.555
                                                                                           2009   1.583
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.440
                                                                                           2017   1.329
                                                                                           2016   1.278
                                                                                           2015   1.319
                                                                                           2014   1.289
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.503
                                                                                           2017   1.337
                                                                                           2016   1.274
                                                                                           2015   1.317
                                                                                           2014   1.277
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.547
                                                                                           2017   1.325
                                                                                           2016   1.251
                                                                                           2015   1.299
                                                                                           2014   1.252
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.819
                                                                                           2017   1.617
                                                                                           2016   1.546
                                                                                           2015   1.543
                                                                                           2014   1.428
                                                                                           2013   1.212
                                                                                           2012   1.103
                                                                                           2011   1.087
                                                                                           2010   1.015
                                                                                           2009   0.886
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.957
                                                                                           2017   1.681
                                                                                           2016   1.603
                                                                                           2015   1.602
                                                                                           2014   1.482
                                                                                           2013   1.134
                                                                                           2012   1.028
                                                                                           2011   1.096
                                                                                           2010   1.001
                                                                                           2009   0.776
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.123
                                                                                           2012   0.993
                                                                                           2011   1.082
                                                                                           2010   0.967
                                                                                           2009   0.812
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.325



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.414             --
                                                                                           1.313         75,995
                                                                                           1.264         74,073
                                                                                           1.394         78,094
                                                                                           1.119         78,879
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.212         65,118
                                                                                           1.245         70,115
                                                                                           1.224        129,389
                                                                                           1.214        174,846
                                                                                           1.235        198,383
                                                                                           1.180        225,308
                                                                                           1.217        832,520
                                                                                           1.158        835,566
                                                                                           1.112        373,881
                                                                                           1.050        378,820
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.323         22,150
                                                                                           1.330         22,442
                                                                                           1.348         25,005
                                                                                           1.375        147,075
                                                                                           1.403        170,333
                                                                                           1.432        173,851
                                                                                           1.462        221,689
                                                                                           1.493        214,935
                                                                                           1.523        199,993
                                                                                           1.555        200,325
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.349        901,179
                                                                                           1.440        918,682
                                                                                           1.329      1,023,306
                                                                                           1.278      1,087,847
                                                                                           1.319      1,989,660
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.382      3,592,787
                                                                                           1.503      4,676,638
                                                                                           1.337      5,194,049
                                                                                           1.274      6,827,759
                                                                                           1.317     10,719,815
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.393      1,516,983
                                                                                           1.547      2,053,268
                                                                                           1.325      2,681,243
                                                                                           1.251      3,529,432
                                                                                           1.299      4,585,211
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.711         97,833
                                                                                           1.819         96,867
                                                                                           1.617        101,333
                                                                                           1.546        101,563
                                                                                           1.543        102,889
                                                                                           1.428        140,302
                                                                                           1.212        129,820
                                                                                           1.103        127,680
                                                                                           1.087        137,410
                                                                                           1.015        144,770
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.910        302,542
                                                                                           1.957        349,256
                                                                                           1.681        436,133
                                                                                           1.603         11,492
                                                                                           1.602         24,486
                                                                                           1.482         34,909
                                                                                           1.134         61,460
                                                                                           1.028         93,254
                                                                                           1.096        215,517
                                                                                           1.001        323,111
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.233             --
                                                                                           1.123         72,012
                                                                                           0.993        104,905
                                                                                           1.082        112,887
                                                                                           0.967        169,130
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.143          6,600

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.900       2.325        31,220
                                                                          2016   1.844       1.900        35,930
                                                                          2015   1.834       1.844        43,180
                                                                          2014   1.689       1.834        69,450
                                                                          2013   1.423       1.689        72,692
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.890       1.854       208,076
                                                                          2017   1.408       1.890       239,727
                                                                          2016   1.439       1.408       349,828
                                                                          2015   1.329       1.439       472,161
                                                                          2014   1.181       1.329       571,728
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.045       1.907       256,835
                                                                          2017   1.722       2.045       264,600
                                                                          2016   1.578       1.722       277,442
                                                                          2015   1.596       1.578       314,545
                                                                          2014   1.440       1.596       944,536
                                                                          2013   1.116       1.440     1,224,084
                                                                          2012   0.987       1.116     1,415,781
                                                                          2011   0.991       0.987     1,594,495
                                                                          2010   0.884       0.991     2,213,548
                                                                          2009   0.716       0.884     2,295,293
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.703       1.639            --
                                                                          2017   1.619       1.703        71,198
                                                                          2016   1.400       1.619       100,473
                                                                          2015   1.523       1.400       164,175
                                                                          2014   1.417       1.523       205,776
                                                                          2013   1.098       1.417       686,834
                                                                          2012   0.983       1.098       692,250
                                                                          2011   0.983       0.983       735,373
                                                                          2010   0.922       0.983       878,941
                                                                          2009   0.847       0.922       974,718
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.593       1.470       173,222
                                                                          2017   1.450       1.593       174,355
                                                                          2016   1.358       1.450       295,000
                                                                          2015   1.392       1.358       448,124
                                                                          2014   1.311       1.392       452,526
                                                                          2013   1.128       1.311       480,571
                                                                          2012   1.034       1.128       318,644
                                                                          2011   1.033       1.034       274,228
                                                                          2010   0.961       1.033       224,192
                                                                          2009   0.829       0.961       226,540
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.392       2.104        90,118
                                                                          2017   2.073       2.392        43,792
                                                                          2016   1.853       2.073        49,986
                                                                          2015   1.896       1.853        95,382
                                                                          2014   1.749       1.896       104,759
                                                                          2013   1.316       1.749       122,357
                                                                          2012   1.155       1.316        73,435
                                                                          2011   1.169       1.155        77,845
                                                                          2010   1.073       1.169        77,756
                                                                          2009   0.907       1.073        77,566
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.772       1.615       134,055
                                                                          2017   1.566       1.772       133,552
                                                                          2016   1.350       1.566       109,538
                                                                          2015   1.373       1.350       199,510
                                                                          2014   1.406       1.373       248,703
                                                                          2013   1.131       1.406       311,480
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.166       1.585       168,138
                                                                          2012   1.003       1.166        47,741
                                                                          2011   1.038       1.003        89,453
                                                                          2010   0.907       1.038        93,124
                                                                          2009   0.647       0.907       107,698
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.269       2.199        22,441
                                                                          2017   1.732       2.269        38,398
                                                                          2016   1.740       1.732        75,720
                                                                          2015   1.606       1.740        59,709
                                                                          2014   1.505       1.606        66,264
                                                                          2013   1.196       1.505        71,165

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.702       2.468      380,168
                                                                                          2017    2.251       2.702      416,510
                                                                                          2016    2.061       2.251      447,301
                                                                                          2015    2.053       2.061      577,658
                                                                                          2014    1.965       2.053      732,633
                                                                                          2013    1.391       1.965      956,416
                                                                                          2012    1.225       1.391    1,050,417
                                                                                          2011    1.233       1.225    1,221,513
                                                                                          2010    0.934       1.233    1,273,867
                                                                                          2009    0.688       0.934    1,433,813
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   29.101      27.391       32,850
                                                                                          2017   27.506      29.101       53,865
                                                                                          2016   26.610      27.506       63,906
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.696       0.891           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.821       0.821           --
                                                                                          2011    0.989       0.821           --
                                                                                          2010    0.899       0.989      122,182
                                                                                          2009    0.897       0.899      118,832
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.654       1.599           --
                                                                                          2013    1.258       1.654      222,672
                                                                                          2012    1.111       1.258      230,742
                                                                                          2011    1.190       1.111      237,005
                                                                                          2010    1.044       1.190      152,073
                                                                                          2009    0.843       1.044      176,467
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.231       1.319           --
                                                                                          2009    0.851       1.231      183,070
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.198       1.345           --
                                                                                          2010    1.136       1.198      110,921
                                                                                          2009    0.952       1.136      109,019
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.894       0.900           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.681       1.662           --
                                                                                          2013    1.411       1.681      207,194
                                                                                          2012    1.219       1.411      225,603
                                                                                          2011    1.458       1.219      220,265
                                                                                          2010    1.314       1.458      209,525
                                                                                          2009    0.937       1.314      244,805
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.832       0.833           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.845       0.847           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.948       0.979           --
                                                                                          2009    0.605       0.948       36,606
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.204       1.182      190,015
                                                                                          2017    1.213       1.204      190,015
                                                                                          2016    1.228       1.213      190,015
                                                                                          2015    1.258       1.228      190,974
                                                                                          2014    1.224       1.258      194,185
                                                                                          2013    1.291       1.224      310,238
                                                                                          2012    1.286       1.291      313,570
                                                                                          2011    1.225       1.286      202,211
                                                                                          2010    1.177       1.225      222,238
                                                                                          2009    1.116       1.177      179,766
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.537       2.079       64,090
                                                                                          2017    2.351       2.537       65,758
                                                                                          2016    2.060       2.351       70,852
                                                                                          2015    2.151       2.060      112,376
                                                                                          2014    2.089       2.151      132,382
                                                                                          2013    1.583       2.089      210,884
                                                                                          2012    1.425       1.583      229,907
                                                                                          2011    1.553       1.425      260,337
                                                                                          2010    1.292       1.553      273,900
                                                                                          2009    1.020       1.292      263,021
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.990       1.859    --
                                                                               2017   1.766       1.990    --
                                                                               2016   1.637       1.766    --
                                                                               2015   1.730       1.637    --
                                                                               2014   1.561       1.730    --
                                                                               2013   1.189       1.561    --
                                                                               2012   1.087       1.189    --
                                                                               2011   1.102       1.087    --
                                                                               2010   0.982       1.102    --
                                                                               2009   0.751       0.982    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.764       2.409        88,253
                                                                                       2017   2.553       2.764        96,250
                                                                                       2016   2.357       2.553       100,448
                                                                                       2015   2.460       2.357       135,152
                                                                                       2014   2.084       2.460       105,336
                                                                                       2013   1.921       2.084       163,379
                                                                                       2012   1.894       1.921       267,933
                                                                                       2011   1.661       1.894       365,035
                                                                                       2010   1.596       1.661       466,672
                                                                                       2009   1.418       1.596       502,387
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.796       3.703        32,640
                                                                                       2017   2.965       3.796        39,882
                                                                                       2016   3.021       2.965        96,676
                                                                                       2015   2.913       3.021       141,442
                                                                                       2014   2.622       2.913       168,787
                                                                                       2013   1.987       2.622       193,630
                                                                                       2012   1.721       1.987       334,124
                                                                                       2011   1.769       1.721       349,190
                                                                                       2010   1.590       1.769       449,870
                                                                                       2009   1.077       1.590       570,495
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.115       2.011       641,925
                                                                                       2017   2.004       2.115       757,866
                                                                                       2016   1.796       2.004       887,134
                                                                                       2015   1.911       1.796       987,743
                                                                                       2014   1.890       1.911     1,320,289
                                                                                       2013   1.765       1.890     1,858,484
                                                                                       2012   1.547       1.765     2,391,821
                                                                                       2011   1.543       1.547     2,589,883
                                                                                       2010   1.361       1.543     3,279,515
                                                                                       2009   0.948       1.361     1,233,432
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.795       2.356        57,990
                                                                                       2017   2.220       2.795        68,976
                                                                                       2016   2.027       2.220        84,425
                                                                                       2015   2.398       2.027       164,214
                                                                                       2014   2.611       2.398       173,910
                                                                                       2013   2.801       2.611       197,736
                                                                                       2012   2.402       2.801       354,785
                                                                                       2011   3.007       2.402       291,664
                                                                                       2010   2.477       3.007       708,126
                                                                                       2009   1.495       2.477       869,563
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.450       1.449            --
                                                                                       2013   1.240       1.450     4,668,067
                                                                                       2012   1.112       1.240     5,201,582
                                                                                       2011   1.155       1.112     5,637,695
                                                                                       2010   1.038       1.155     6,000,820
                                                                                       2009   0.867       1.038     6,668,015

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.563       1.554            --
                                                                              2013   1.268       1.563     2,748,549
                                                                              2012   1.119       1.268     3,285,439
                                                                              2011   1.189       1.119     3,325,185
                                                                              2010   1.051       1.189     3,808,805
                                                                              2009   0.857       1.051     4,674,592
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.432       1.435            --
                                                                              2013   1.280       1.432     1,832,588
                                                                              2012   1.163       1.280     2,314,546
                                                                              2011   1.189       1.163     2,545,499
                                                                              2010   1.080       1.189     2,749,389
                                                                              2009   0.916       1.080     3,004,317
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.240       1.886       493,391
                                                                              2017   1.785       2.240       530,335
                                                                              2016   1.839       1.785       604,043
                                                                              2015   1.912       1.839       629,656
                                                                              2014   2.098       1.912       731,003
                                                                              2013   1.797       2.098       881,159
                                                                              2012   1.572       1.797     1,519,887
                                                                              2011   1.798       1.572     1,846,593
                                                                              2010   1.649       1.798     2,295,120
                                                                              2009   1.280       1.649     2,528,677
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.034       1.119            --
                                                                              2012   1.003       1.034     2,902,562
                                                                              2011   1.081       1.003     3,074,157
                                                                              2010   0.899       1.081     2,967,256
                                                                              2009   0.671       0.899     2,853,449
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.605       2.215       233,954
                                                                              2017   1.945       2.605       255,389
                                                                              2016   1.982       1.945       296,264
                                                                              2015   1.947       1.982       346,153
                                                                              2014   1.947       1.947       386,395
                                                                              2013   1.564       1.947       233,411
                                                                              2012   1.318       1.564       401,820
                                                                              2011   1.470       1.318       504,260
                                                                              2010   1.364       1.470       628,613
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.523       1.557            --
                                                                              2015   1.578       1.523     1,458,638
                                                                              2014   1.543       1.578     1,849,473
                                                                              2013   1.554       1.543     2,337,105
                                                                              2012   1.424       1.554     3,355,938
                                                                              2011   1.405       1.424     3,917,304
                                                                              2010   1.281       1.405     4,621,907
                                                                              2009   0.985       1.281     4,434,575
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.319       1.377            --
                                                                              2012   1.198       1.319       284,187
                                                                              2011   1.359       1.198       438,451
                                                                              2010   1.158       1.359       403,357
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.756       1.562     1,618,944
                                                                              2017   1.533       1.756     1,713,833
                                                                              2016   1.350       1.533     2,098,217
                                                                              2015   1.430       1.350     2,258,749
                                                                              2014   1.289       1.430     3,021,340
                                                                              2013   0.984       1.289     3,979,979
                                                                              2012   0.852       0.984     4,676,693
                                                                              2011   0.906       0.852     5,485,937
                                                                              2010   0.791       0.906     6,124,371
                                                                              2009   0.682       0.791     6,409,257
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.299       3.159        26,113
                                                                              2017   2.701       3.299        28,833
                                                                              2016   2.597       2.701        30,856
                                                                              2015   2.486       2.597        46,156
                                                                              2014   2.251       2.486        52,084
                                                                              2013   1.683       2.251        73,345
                                                                              2012   1.512       1.683       117,340
                                                                              2011   1.570       1.512       183,060
                                                                              2010   1.256       1.570       412,024
                                                                              2009   0.882       1.256       416,617

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.549
                                                                                           2012   1.493
                                                                                           2011   1.647
                                                                                           2010   1.323
                                                                                           2009   0.918
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.193
                                                                                           2017   1.173
                                                                                           2016   1.165
                                                                                           2015   1.186
                                                                                           2014   1.134
                                                                                           2013   1.169
                                                                                           2012   1.113
                                                                                           2011   1.069
                                                                                           2010   1.011
                                                                                           2009   0.945
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.533
                                                                                           2017   1.555
                                                                                           2016   1.586
                                                                                           2015   1.620
                                                                                           2014   1.654
                                                                                           2013   1.689
                                                                                           2012   1.726
                                                                                           2011   1.762
                                                                                           2010   1.799
                                                                                           2009   1.833
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.432
                                                                                           2017   1.322
                                                                                           2016   1.272
                                                                                           2015   1.313
                                                                                           2014   1.284
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.494
                                                                                           2017   1.330
                                                                                           2016   1.268
                                                                                           2015   1.311
                                                                                           2014   1.272
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.538
                                                                                           2017   1.318
                                                                                           2016   1.245
                                                                                           2015   1.293
                                                                                           2014   1.247
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.918
                                                                                           2017   1.705
                                                                                           2016   1.632
                                                                                           2015   1.629
                                                                                           2014   1.508
                                                                                           2013   1.281
                                                                                           2012   1.167
                                                                                           2011   1.150
                                                                                           2010   1.074
                                                                                           2009   0.938
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.289
                                                                                           2017   1.967
                                                                                           2016   1.877
                                                                                           2015   1.876
                                                                                           2014   1.736
                                                                                           2013   1.330
                                                                                           2012   1.206
                                                                                           2011   1.286
                                                                                           2010   1.176
                                                                                           2009   0.912
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.334
                                                                                           2012   1.180
                                                                                           2011   1.287
                                                                                           2010   1.150
                                                                                           2009   0.967
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.738



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.668            --
                                                                                           1.549       301,514
                                                                                           1.493       396,210
                                                                                           1.647       480,810
                                                                                           1.323       703,170
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.161     1,194,983
                                                                                           1.193     1,357,270
                                                                                           1.173     1,566,837
                                                                                           1.165     1,722,628
                                                                                           1.186     2,067,424
                                                                                           1.134     2,266,861
                                                                                           1.169     2,955,522
                                                                                           1.113     3,054,664
                                                                                           1.069     3,139,526
                                                                                           1.011     3,104,653
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.524       929,099
                                                                                           1.533     1,000,518
                                                                                           1.555     1,025,521
                                                                                           1.586     1,277,617
                                                                                           1.620     1,282,254
                                                                                           1.654     1,502,115
                                                                                           1.689     1,806,133
                                                                                           1.726     2,163,822
                                                                                           1.762     2,224,729
                                                                                           1.799     2,031,702
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.340       787,991
                                                                                           1.432       905,768
                                                                                           1.322     1,153,992
                                                                                           1.272     1,479,835
                                                                                           1.313     2,025,688
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.373     4,071,200
                                                                                           1.494     4,332,512
                                                                                           1.330     4,482,718
                                                                                           1.268     5,573,597
                                                                                           1.311     6,244,445
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.384     1,164,095
                                                                                           1.538     1,472,184
                                                                                           1.318     2,007,419
                                                                                           1.245     2,369,085
                                                                                           1.293     3,686,782
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.803       169,130
                                                                                           1.918       188,886
                                                                                           1.705       222,882
                                                                                           1.632       241,963
                                                                                           1.629       297,987
                                                                                           1.508       381,344
                                                                                           1.281       519,387
                                                                                           1.167       755,949
                                                                                           1.150       891,260
                                                                                           1.074       887,171
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.233     1,149,280
                                                                                           2.289     1,385,732
                                                                                           1.967     1,560,679
                                                                                           1.877       622,838
                                                                                           1.876       737,971
                                                                                           1.736       895,703
                                                                                           1.330     1,463,051
                                                                                           1.206     1,713,212
                                                                                           1.286     2,268,519
                                                                                           1.176     2,493,169
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.465            --
                                                                                           1.334       852,035
                                                                                           1.180       947,265
                                                                                           1.287     1,109,552
                                                                                           1.150     1,302,981
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.522        44,014

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.238       2.738        46,191
                                                                          2016   2.173       2.238        63,398
                                                                          2015   2.163       2.173        76,922
                                                                          2014   1.992       2.163        95,532
                                                                          2013   1.679       1.992       139,287
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.879       1.842     1,351,933
                                                                          2017   1.401       1.879     1,444,333
                                                                          2016   1.432       1.401     1,631,225
                                                                          2015   1.323       1.432     1,708,850
                                                                          2014   1.177       1.323     1,946,717
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.033       1.894       522,638
                                                                          2017   1.712       2.033       548,096
                                                                          2016   1.570       1.712       668,601
                                                                          2015   1.589       1.570       686,990
                                                                          2014   1.434       1.589     1,097,075
                                                                          2013   1.112       1.434     1,369,313
                                                                          2012   0.984       1.112     2,043,442
                                                                          2011   0.989       0.984     2,591,385
                                                                          2010   0.882       0.989     3,124,317
                                                                          2009   0.715       0.882     3,478,120
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.946       1.872            --
                                                                          2017   1.851       1.946       764,603
                                                                          2016   1.600       1.851       829,595
                                                                          2015   1.742       1.600     1,072,300
                                                                          2014   1.622       1.742     1,192,234
                                                                          2013   1.257       1.622     1,509,343
                                                                          2012   1.127       1.257     2,156,064
                                                                          2011   1.127       1.127     2,604,968
                                                                          2010   1.057       1.127     3,093,929
                                                                          2009   0.972       1.057     3,322,451
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.584       1.461       244,411
                                                                          2017   1.442       1.584       290,234
                                                                          2016   1.352       1.442       380,335
                                                                          2015   1.386       1.352       555,771
                                                                          2014   1.306       1.386       693,712
                                                                          2013   1.124       1.306       793,209
                                                                          2012   1.031       1.124     1,309,935
                                                                          2011   1.031       1.031     1,577,941
                                                                          2010   0.959       1.031     1,909,167
                                                                          2009   0.828       0.959     1,576,510
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.766       2.432       797,842
                                                                          2017   2.397       2.766       391,667
                                                                          2016   2.144       2.397       447,502
                                                                          2015   2.195       2.144       556,541
                                                                          2014   2.026       2.195       646,807
                                                                          2013   1.526       2.026       778,770
                                                                          2012   1.339       1.526       672,879
                                                                          2011   1.356       1.339       779,830
                                                                          2010   1.245       1.356       798,068
                                                                          2009   1.054       1.245       851,254
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.761       1.604       685,575
                                                                          2017   1.557       1.761       727,952
                                                                          2016   1.343       1.557       796,139
                                                                          2015   1.367       1.343       939,814
                                                                          2014   1.400       1.367     1,236,319
                                                                          2013   1.126       1.400     1,653,257
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.162       1.579       424,928
                                                                          2012   1.000       1.162       822,193
                                                                          2011   1.035       1.000       966,079
                                                                          2010   0.906       1.035     1,387,967
                                                                          2009   0.647       0.906     1,445,643
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.619       2.537       202,565
                                                                          2017   2.001       2.619       219,917
                                                                          2016   2.011       2.001       271,284
                                                                          2015   1.856       2.011       323,366
                                                                          2014   1.740       1.856       375,487
                                                                          2013   1.384       1.740       479,988

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.043       2.777      461,459
                                                                                          2017    2.536       3.043      530,834
                                                                                          2016    2.323       2.536      591,634
                                                                                          2015    2.315       2.323      706,077
                                                                                          2014    2.217       2.315      845,770
                                                                                          2013    1.570       2.217    1,125,805
                                                                                          2012    1.384       1.570    1,553,187
                                                                                          2011    1.393       1.384    1,822,681
                                                                                          2010    1.056       1.393    2,374,998
                                                                                          2009    0.778       1.056    2,841,948
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   28.766      27.062       59,761
                                                                                          2017   27.202      28.766       67,987
                                                                                          2016   26.325      27.202       80,855
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.884       1.130           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.040       1.040           --
                                                                                          2011    1.253       1.040           --
                                                                                          2010    1.141       1.253      408,685
                                                                                          2009    1.138       1.141      401,383
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.857       1.795           --
                                                                                          2013    1.413       1.857    1,082,103
                                                                                          2012    1.249       1.413    1,548,184
                                                                                          2011    1.339       1.249    1,912,417
                                                                                          2010    1.175       1.339    1,689,027
                                                                                          2009    0.949       1.175    1,854,414
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.568       1.679           --
                                                                                          2009    1.084       1.568      512,175
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.369       1.536           --
                                                                                          2010    1.298       1.369      498,829
                                                                                          2009    1.088       1.298      490,762
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.892       0.897           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.904       1.882           --
                                                                                          2013    1.599       1.904      223,459
                                                                                          2012    1.382       1.599      323,217
                                                                                          2011    1.654       1.382      441,206
                                                                                          2010    1.492       1.654      778,675
                                                                                          2009    1.063       1.492      959,374
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.830       0.831           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.843       0.845           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.099       1.135           --
                                                                                          2009    0.702       1.099      419,790
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.163       1.141      223,803
                                                                                          2017    1.172       1.163      228,266
                                                                                          2016    1.188       1.172      395,516
                                                                                          2015    1.218       1.188      460,053
                                                                                          2014    1.185       1.218      446,034
                                                                                          2013    1.251       1.185      478,659
                                                                                          2012    1.246       1.251      723,684
                                                                                          2011    1.188       1.246    1,790,816
                                                                                          2010    1.142       1.188      954,585
                                                                                          2009    1.083       1.142    1,297,195
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.240       2.654      316,527
                                                                                          2017    3.004       3.240      323,519
                                                                                          2016    2.634       3.004      341,144
                                                                                          2015    2.751       2.634      386,928
                                                                                          2014    2.673       2.751      440,088
                                                                                          2013    2.027       2.673      556,754
                                                                                          2012    1.826       2.027      760,963
                                                                                          2011    1.990       1.826      870,219
                                                                                          2010    1.657       1.990    1,158,343
                                                                                          2009    1.309       1.657    1,274,291
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.240       2.091    12,364
                                                                               2017   1.988       2.240    13,992
                                                                               2016   1.845       1.988    15,592
                                                                               2015   1.950       1.845    15,948
                                                                               2014   1.761       1.950    18,343
                                                                               2013   1.342       1.761    18,705
                                                                               2012   1.227       1.342    31,248
                                                                               2011   1.245       1.227    91,612
                                                                               2010   1.110       1.245    45,999
                                                                               2009   0.849       1.110    76,712





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.744       2.390            --
                                                                                       2017   2.536       2.744            --
                                                                                       2016   2.342       2.536            --
                                                                                       2015   2.446       2.342            --
                                                                                       2014   2.073       2.446            --
                                                                                       2013   1.912       2.073            --
                                                                                       2012   1.886       1.912            --
                                                                                       2011   1.655       1.886           509
                                                                                       2010   1.590       1.655         6,125
                                                                                       2009   1.414       1.590        30,787
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.768       3.674            --
                                                                                       2017   2.945       3.768            --
                                                                                       2016   3.002       2.945            --
                                                                                       2015   2.896       3.002            --
                                                                                       2014   2.608       2.896            --
                                                                                       2013   1.977       2.608            --
                                                                                       2012   1.714       1.977            --
                                                                                       2011   1.762       1.714            --
                                                                                       2010   1.584       1.762            --
                                                                                       2009   1.074       1.584            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.100       1.996        42,240
                                                                                       2017   1.991       2.100        47,395
                                                                                       2016   1.785       1.991       101,782
                                                                                       2015   1.900       1.785       103,310
                                                                                       2014   1.880       1.900       104,494
                                                                                       2013   1.756       1.880       105,706
                                                                                       2012   1.540       1.756       139,453
                                                                                       2011   1.537       1.540       146,598
                                                                                       2010   1.357       1.537       173,962
                                                                                       2009   0.945       1.357        32,036
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.775       2.338            --
                                                                                       2017   2.205       2.775            --
                                                                                       2016   2.014       2.205            --
                                                                                       2015   2.384       2.014            --
                                                                                       2014   2.598       2.384            --
                                                                                       2013   2.788       2.598            --
                                                                                       2012   2.392       2.788            --
                                                                                       2011   2.996       2.392            --
                                                                                       2010   2.468       2.996         5,487
                                                                                       2009   1.491       2.468         5,487
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.443       1.442            --
                                                                                       2013   1.235       1.443       466,508
                                                                                       2012   1.108       1.235       466,010
                                                                                       2011   1.151       1.108       466,098
                                                                                       2010   1.036       1.151       466,035
                                                                                       2009   0.865       1.036       465,988

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.556       1.546            --
                                                                              2013   1.263       1.556       187,379
                                                                              2012   1.115       1.263       194,427
                                                                              2011   1.185       1.115       200,676
                                                                              2010   1.048       1.185       207,670
                                                                              2009   0.855       1.048       215,069
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.425       1.428            --
                                                                              2013   1.274       1.425       517,884
                                                                              2012   1.159       1.274       521,262
                                                                              2011   1.185       1.159       526,332
                                                                              2010   1.077       1.185       531,202
                                                                              2009   0.914       1.077       536,607
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.224       1.872           738
                                                                              2017   1.773       2.224           735
                                                                              2016   1.827       1.773        11,845
                                                                              2015   1.901       1.827        12,256
                                                                              2014   2.087       1.901        12,962
                                                                              2013   1.788       2.087        12,927
                                                                              2012   1.566       1.788        16,962
                                                                              2011   1.791       1.566        16,546
                                                                              2010   1.643       1.791        23,282
                                                                              2009   1.276       1.643        27,209
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.030       1.114            --
                                                                              2012   1.000       1.030        74,774
                                                                              2011   1.078       1.000        81,209
                                                                              2010   0.897       1.078        95,612
                                                                              2009   0.670       0.897       102,789
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.585       2.197           647
                                                                              2017   1.932       2.585           625
                                                                              2016   1.969       1.932        10,744
                                                                              2015   1.936       1.969        11,395
                                                                              2014   1.936       1.936        13,123
                                                                              2013   1.556       1.936        14,249
                                                                              2012   1.313       1.556        16,107
                                                                              2011   1.464       1.313        16,397
                                                                              2010   1.359       1.464        33,177
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.513       1.547            --
                                                                              2015   1.569       1.513        97,279
                                                                              2014   1.535       1.569       100,723
                                                                              2013   1.546       1.535       115,289
                                                                              2012   1.418       1.546       115,675
                                                                              2011   1.400       1.418       122,902
                                                                              2010   1.277       1.400       147,323
                                                                              2009   0.983       1.277       114,049
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.313       1.370            --
                                                                              2012   1.193       1.313            --
                                                                              2011   1.354       1.193           638
                                                                              2010   1.154       1.354           731
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.745       1.552        35,095
                                                                              2017   1.525       1.745        34,924
                                                                              2016   1.344       1.525        34,787
                                                                              2015   1.424       1.344        35,100
                                                                              2014   1.284       1.424        43,225
                                                                              2013   0.981       1.284        40,639
                                                                              2012   0.850       0.981        45,447
                                                                              2011   0.904       0.850       101,681
                                                                              2010   0.790       0.904        45,600
                                                                              2009   0.681       0.790        72,747
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.275       3.135            --
                                                                              2017   2.682       3.275            --
                                                                              2016   2.580       2.682            --
                                                                              2015   2.472       2.580            --
                                                                              2014   2.239       2.472            --
                                                                              2013   1.675       2.239            --
                                                                              2012   1.506       1.675            --
                                                                              2011   1.564       1.506           555
                                                                              2010   1.252       1.564           614
                                                                              2009   0.879       1.252           697

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.542
                                                                                           2012   1.486
                                                                                           2011   1.641
                                                                                           2010   1.319
                                                                                           2009   0.915
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.185
                                                                                           2017   1.165
                                                                                           2016   1.158
                                                                                           2015   1.179
                                                                                           2014   1.128
                                                                                           2013   1.164
                                                                                           2012   1.109
                                                                                           2011   1.065
                                                                                           2010   1.007
                                                                                           2009   0.943
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.521
                                                                                           2017   1.545
                                                                                           2016   1.576
                                                                                           2015   1.611
                                                                                           2014   1.646
                                                                                           2013   1.681
                                                                                           2012   1.718
                                                                                           2011   1.755
                                                                                           2010   1.794
                                                                                           2009   1.828
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.424
                                                                                           2017   1.315
                                                                                           2016   1.266
                                                                                           2015   1.308
                                                                                           2014   1.278
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.485
                                                                                           2017   1.322
                                                                                           2016   1.262
                                                                                           2015   1.306
                                                                                           2014   1.267
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.529
                                                                                           2017   1.311
                                                                                           2016   1.239
                                                                                           2015   1.288
                                                                                           2014   1.242
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.904
                                                                                           2017   1.694
                                                                                           2016   1.621
                                                                                           2015   1.620
                                                                                           2014   1.500
                                                                                           2013   1.275
                                                                                           2012   1.162
                                                                                           2011   1.146
                                                                                           2010   1.071
                                                                                           2009   0.935
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.272
                                                                                           2017   1.954
                                                                                           2016   1.865
                                                                                           2015   1.866
                                                                                           2014   1.727
                                                                                           2013   1.323
                                                                                           2012   1.201
                                                                                           2011   1.282
                                                                                           2010   1.172
                                                                                           2009   0.910
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.328
                                                                                           2012   1.175
                                                                                           2011   1.282
                                                                                           2010   1.146
                                                                                           2009   0.964
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.718



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.660            --
                                                                                           1.542            --
                                                                                           1.486           516
                                                                                           1.641        12,213
                                                                                           1.319        12,293
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.152            --
                                                                                           1.185            --
                                                                                           1.165            --
                                                                                           1.158            --
                                                                                           1.179            --
                                                                                           1.128            --
                                                                                           1.164         1,458
                                                                                           1.109         3,255
                                                                                           1.065        13,148
                                                                                           1.007        14,041
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.512            --
                                                                                           1.521            --
                                                                                           1.545            --
                                                                                           1.576            --
                                                                                           1.611            --
                                                                                           1.646            --
                                                                                           1.681            --
                                                                                           1.718        17,340
                                                                                           1.755        13,252
                                                                                           1.794        35,962
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.332            --
                                                                                           1.424            --
                                                                                           1.315            --
                                                                                           1.266        48,669
                                                                                           1.308       118,406
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.364       266,947
                                                                                           1.485       370,363
                                                                                           1.322       376,710
                                                                                           1.262       446,912
                                                                                           1.306       516,718
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.375       192,359
                                                                                           1.529       665,018
                                                                                           1.311       670,625
                                                                                           1.239       682,539
                                                                                           1.288       831,274
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.789            --
                                                                                           1.904            --
                                                                                           1.694            --
                                                                                           1.621            --
                                                                                           1.620            --
                                                                                           1.500            --
                                                                                           1.275            --
                                                                                           1.162            --
                                                                                           1.146            --
                                                                                           1.071            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.216        34,379
                                                                                           2.272        36,788
                                                                                           1.954        76,326
                                                                                           1.865        15,281
                                                                                           1.866        17,497
                                                                                           1.727        20,292
                                                                                           1.323        23,603
                                                                                           1.201        23,295
                                                                                           1.282        33,988
                                                                                           1.172        36,657
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.458            --
                                                                                           1.328            --
                                                                                           1.175            --
                                                                                           1.282        16,405
                                                                                           1.146        16,405
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.503            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.222       2.718            --
                                                                          2016   2.159       2.222            --
                                                                          2015   2.150       2.159            --
                                                                          2014   1.982       2.150            --
                                                                          2013   1.671       1.982            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.868       1.830        42,902
                                                                          2017   1.393       1.868       152,909
                                                                          2016   1.425       1.393       164,437
                                                                          2015   1.317       1.425       169,230
                                                                          2014   1.172       1.317       198,895
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.020       1.881        16,689
                                                                          2017   1.702       2.020        16,689
                                                                          2016   1.562       1.702        16,689
                                                                          2015   1.581       1.562        16,689
                                                                          2014   1.428       1.581        16,689
                                                                          2013   1.108       1.428        34,598
                                                                          2012   0.981       1.108        51,683
                                                                          2011   0.986       0.981        56,684
                                                                          2010   0.880       0.986        56,735
                                                                          2009   0.714       0.880        73,571
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.932       1.858            --
                                                                          2017   1.838       1.932            --
                                                                          2016   1.590       1.838        14,437
                                                                          2015   1.732       1.590        17,419
                                                                          2014   1.613       1.732        18,862
                                                                          2013   1.251       1.613        21,557
                                                                          2012   1.122       1.251        25,111
                                                                          2011   1.123       1.122        26,797
                                                                          2010   1.053       1.123        51,616
                                                                          2009   0.969       1.053        53,392
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.575       1.451            --
                                                                          2017   1.434       1.575            --
                                                                          2016   1.345       1.434            --
                                                                          2015   1.380       1.345        68,192
                                                                          2014   1.301       1.380        71,997
                                                                          2013   1.120       1.301        71,997
                                                                          2012   1.028       1.120       106,720
                                                                          2011   1.028       1.028       136,976
                                                                          2010   0.957       1.028       136,989
                                                                          2009   0.827       0.957       137,002
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.745       2.413            --
                                                                          2017   2.381       2.745            --
                                                                          2016   2.130       2.381            --
                                                                          2015   2.183       2.130            --
                                                                          2014   2.016       2.183            --
                                                                          2013   1.518       2.016            --
                                                                          2012   1.333       1.518         5,244
                                                                          2011   1.351       1.333         6,693
                                                                          2010   1.241       1.351         6,566
                                                                          2009   1.051       1.241        10,898
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.750       1.593        15,661
                                                                          2017   1.548       1.750        16,286
                                                                          2016   1.336       1.548        21,685
                                                                          2015   1.360       1.336        55,352
                                                                          2014   1.394       1.360        57,999
                                                                          2013   1.122       1.394        60,534
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.158       1.573            --
                                                                          2012   0.997       1.158         7,319
                                                                          2011   1.033       0.997         7,360
                                                                          2010   0.904       1.033         7,536
                                                                          2009   0.646       0.904        16,172
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.600       2.517            --
                                                                          2017   1.987       2.600            --
                                                                          2016   1.998       1.987            --
                                                                          2015   1.845       1.998            --
                                                                          2014   1.731       1.845            --
                                                                          2013   1.377       1.731            --

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    3.021       2.756          521
                                                                                          2017    2.519       3.021          537
                                                                                          2016    2.309       2.519          552
                                                                                          2015    2.302       2.309          547
                                                                                          2014    2.205       2.302          576
                                                                                          2013    1.563       2.205        5,814
                                                                                          2012    1.378       1.563       23,493
                                                                                          2011    1.388       1.378       23,932
                                                                                          2010    1.053       1.388       25,650
                                                                                          2009    0.776       1.053       25,769
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   28.434      26.737        1,074
                                                                                          2017   26.902      28.434        1,108
                                                                                          2016   26.043      26.902        4,458
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.881       1.126           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.036       1.036           --
                                                                                          2011    1.249       1.036           --
                                                                                          2010    1.137       1.249        6,672
                                                                                          2009    1.134       1.137        6,675
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.847       1.785           --
                                                                                          2013    1.407       1.847           --
                                                                                          2012    1.243       1.407           --
                                                                                          2011    1.334       1.243        1,339
                                                                                          2010    1.171       1.334        8,255
                                                                                          2009    0.946       1.171        8,251
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.562       1.673           --
                                                                                          2009    1.081       1.562       29,212
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.364       1.530           --
                                                                                          2010    1.294       1.364        6,457
                                                                                          2009    1.085       1.294        6,457
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.890       0.895           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.894       1.872           --
                                                                                          2013    1.591       1.894           --
                                                                                          2012    1.376       1.591           --
                                                                                          2011    1.648       1.376           --
                                                                                          2010    1.487       1.648           --
                                                                                          2009    1.061       1.487           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.829       0.829           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.842       0.843           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.095       1.131           --
                                                                                          2009    0.700       1.095          793
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.155       1.132           --
                                                                                          2017    1.165       1.155           --
                                                                                          2016    1.181       1.165           --
                                                                                          2015    1.211       1.181           --
                                                                                          2014    1.179       1.211           --
                                                                                          2013    1.245       1.179           --
                                                                                          2012    1.241       1.245      101,049
                                                                                          2011    1.183       1.241      107,860
                                                                                          2010    1.138       1.183      112,397
                                                                                          2009    1.080       1.138      171,831
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.216       2.634          538
                                                                                          2017    2.984       3.216          504
                                                                                          2016    2.618       2.984        7,171
                                                                                          2015    2.735       2.618        8,454
                                                                                          2014    2.659       2.735        9,423
                                                                                          2013    2.017       2.659       10,532
                                                                                          2012    1.818       2.017       14,035
                                                                                          2011    1.983       1.818       26,018
                                                                                          2010    1.652       1.983       33,971
                                                                                          2009    1.305       1.652       38,425
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.224       2.075    --
                                                                               2017   1.975       2.224    --
                                                                               2016   1.833       1.975    --
                                                                               2015   1.939       1.833    --
                                                                               2014   1.751       1.939    --
                                                                               2013   1.335       1.751    --
                                                                               2012   1.222       1.335    --
                                                                               2011   1.240       1.222    --
                                                                               2010   1.106       1.240    --
                                                                               2009   0.847       1.106    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.724       2.372         4,033
                                                                                       2017   2.519       2.724         4,098
                                                                                       2016   2.328       2.519         4,322
                                                                                       2015   2.432       2.328        10,498
                                                                                       2014   2.062       2.432        19,140
                                                                                       2013   1.903       2.062        21,969
                                                                                       2012   1.878       1.903        21,891
                                                                                       2011   1.648       1.878        27,064
                                                                                       2010   1.585       1.648        28,328
                                                                                       2009   1.410       1.585        41,455
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.741       3.646         8,000
                                                                                       2017   2.925       3.741        14,475
                                                                                       2016   2.983       2.925        15,628
                                                                                       2015   2.880       2.983        68,010
                                                                                       2014   2.595       2.880        84,450
                                                                                       2013   1.968       2.595        84,738
                                                                                       2012   1.706       1.968        90,009
                                                                                       2011   1.755       1.706        95,324
                                                                                       2010   1.579       1.755       125,689
                                                                                       2009   1.071       1.579       311,211
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.084       1.980       841,243
                                                                                       2017   1.977       2.084       943,111
                                                                                       2016   1.773       1.977     1,032,489
                                                                                       2015   1.889       1.773     1,225,967
                                                                                       2014   1.870       1.889     1,372,075
                                                                                       2013   1.748       1.870     1,589,520
                                                                                       2012   1.534       1.748     1,759,081
                                                                                       2011   1.532       1.534     1,841,239
                                                                                       2010   1.352       1.532     1,884,532
                                                                                       2009   0.943       1.352       150,158
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.755       2.320         6,917
                                                                                       2017   2.190       2.755         7,209
                                                                                       2016   2.002       2.190        11,064
                                                                                       2015   2.370       2.002        11,312
                                                                                       2014   2.584       2.370        15,100
                                                                                       2013   2.775       2.584        15,834
                                                                                       2012   2.382       2.775         9,468
                                                                                       2011   2.984       2.382        18,477
                                                                                       2010   2.460       2.984        25,257
                                                                                       2009   1.487       2.460        70,336
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.437       1.435            --
                                                                                       2013   1.230       1.437       589,400
                                                                                       2012   1.104       1.230       606,922
                                                                                       2011   1.148       1.104       615,238
                                                                                       2010   1.033       1.148       651,833
                                                                                       2009   0.863       1.033       674,431

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.549       1.539            --
                                                                              2013   1.257       1.549       404,376
                                                                              2012   1.111       1.257       411,008
                                                                              2011   1.181       1.111       459,239
                                                                              2010   1.046       1.181       768,602
                                                                              2009   0.853       1.046       761,717
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.418       1.421            --
                                                                              2013   1.269       1.418       569,059
                                                                              2012   1.154       1.269       578,262
                                                                              2011   1.181       1.154       937,397
                                                                              2010   1.075       1.181       597,927
                                                                              2009   0.912       1.075       623,995
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.024       1.702       168,791
                                                                              2017   1.614       2.024       192,791
                                                                              2016   1.665       1.614       246,198
                                                                              2015   1.732       1.665       306,907
                                                                              2014   1.903       1.732       341,181
                                                                              2013   1.631       1.903       375,954
                                                                              2012   1.429       1.631       423,883
                                                                              2011   1.636       1.429       514,171
                                                                              2010   1.501       1.636       542,075
                                                                              2009   1.166       1.501       554,678
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.026       1.110            --
                                                                              2012   0.996       1.026       473,681
                                                                              2011   1.075       0.996       505,149
                                                                              2010   0.895       1.075       463,499
                                                                              2009   0.669       0.895       398,822
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.354       2.000        27,806
                                                                              2017   1.760       2.354        40,133
                                                                              2016   1.795       1.760        46,286
                                                                              2015   1.766       1.795        50,741
                                                                              2014   1.767       1.766        61,409
                                                                              2013   1.421       1.767        31,049
                                                                              2012   1.199       1.421        20,088
                                                                              2011   1.338       1.199        20,132
                                                                              2010   1.243       1.338        56,305
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.504       1.537            --
                                                                              2015   1.560       1.504     3,029,850
                                                                              2014   1.527       1.560     3,720,769
                                                                              2013   1.539       1.527     4,100,327
                                                                              2012   1.412       1.539     4,565,747
                                                                              2011   1.395       1.412     4,867,441
                                                                              2010   1.273       1.395     5,177,999
                                                                              2009   0.980       1.273     5,102,042
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.307       1.363            --
                                                                              2012   1.188       1.307         9,839
                                                                              2011   1.349       1.188        55,447
                                                                              2010   1.150       1.349        55,462
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.735       1.542       440,847
                                                                              2017   1.517       1.735       568,657
                                                                              2016   1.337       1.517       626,924
                                                                              2015   1.418       1.337       698,603
                                                                              2014   1.279       1.418     1,171,083
                                                                              2013   0.978       1.279     1,476,445
                                                                              2012   0.847       0.978     1,661,874
                                                                              2011   0.902       0.847     1,844,292
                                                                              2010   0.788       0.902     2,043,400
                                                                              2009   0.681       0.788     2,318,149
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.251       3.111            --
                                                                              2017   2.664       3.251         6,455
                                                                              2016   2.564       2.664        19,105
                                                                              2015   2.457       2.564        25,095
                                                                              2014   2.227       2.457        34,000
                                                                              2013   1.667       2.227        28,711
                                                                              2012   1.499       1.667        31,740
                                                                              2011   1.558       1.499        79,966
                                                                              2010   1.247       1.558        70,993
                                                                              2009   0.877       1.247        71,392

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.535
                                                                                           2012   1.480
                                                                                           2011   1.635
                                                                                           2010   1.314
                                                                                           2009   0.913
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.176
                                                                                           2017   1.158
                                                                                           2016   1.150
                                                                                           2015   1.172
                                                                                           2014   1.122
                                                                                           2013   1.158
                                                                                           2012   1.104
                                                                                           2011   1.061
                                                                                           2010   1.004
                                                                                           2009   0.940
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.510
                                                                                           2017   1.534
                                                                                           2016   1.567
                                                                                           2015   1.601
                                                                                           2014   1.637
                                                                                           2013   1.673
                                                                                           2012   1.711
                                                                                           2011   1.749
                                                                                           2010   1.788
                                                                                           2009   1.823
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.415
                                                                                           2017   1.308
                                                                                           2016   1.260
                                                                                           2015   1.302
                                                                                           2014   1.273
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.476
                                                                                           2017   1.315
                                                                                           2016   1.255
                                                                                           2015   1.300
                                                                                           2014   1.262
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.520
                                                                                           2017   1.304
                                                                                           2016   1.233
                                                                                           2015   1.282
                                                                                           2014   1.237
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.890
                                                                                           2017   1.682
                                                                                           2016   1.611
                                                                                           2015   1.610
                                                                                           2014   1.493
                                                                                           2013   1.268
                                                                                           2012   1.157
                                                                                           2011   1.142
                                                                                           2010   1.067
                                                                                           2009   0.933
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.256
                                                                                           2017   1.941
                                                                                           2016   1.853
                                                                                           2015   1.855
                                                                                           2014   1.718
                                                                                           2013   1.317
                                                                                           2012   1.196
                                                                                           2011   1.277
                                                                                           2010   1.168
                                                                                           2009   0.907
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.321
                                                                                           2012   1.170
                                                                                           2011   1.277
                                                                                           2010   1.143
                                                                                           2009   0.961
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.698



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.652             --
                                                                                           1.535         48,549
                                                                                           1.480         54,313
                                                                                           1.635         67,978
                                                                                           1.314         82,046
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.143             --
                                                                                           1.176            654
                                                                                           1.158            586
                                                                                           1.150            625
                                                                                           1.172         14,157
                                                                                           1.122         26,214
                                                                                           1.158         39,356
                                                                                           1.104         42,742
                                                                                           1.061         31,816
                                                                                           1.004         34,505
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.500            724
                                                                                           1.510          2,208
                                                                                           1.534         12,631
                                                                                           1.567         24,080
                                                                                           1.601         43,737
                                                                                           1.637        241,776
                                                                                           1.673        110,205
                                                                                           1.711        201,535
                                                                                           1.749        276,214
                                                                                           1.788        162,301
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.323        107,922
                                                                                           1.415        138,824
                                                                                           1.308        138,855
                                                                                           1.260        181,999
                                                                                           1.302        522,655
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.356     17,386,193
                                                                                           1.476     18,897,734
                                                                                           1.315     21,483,983
                                                                                           1.255     23,745,286
                                                                                           1.300     25,102,270
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.366     54,322,052
                                                                                           1.520     55,009,697
                                                                                           1.304     57,771,450
                                                                                           1.233     62,291,586
                                                                                           1.282     64,658,583
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.775        106,889
                                                                                           1.890        106,892
                                                                                           1.682        133,492
                                                                                           1.611        133,496
                                                                                           1.610        134,527
                                                                                           1.493        210,848
                                                                                           1.268        231,420
                                                                                           1.157        242,909
                                                                                           1.142        251,274
                                                                                           1.067        260,748
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.199        285,354
                                                                                           2.256        470,858
                                                                                           1.941        534,243
                                                                                           1.853        205,744
                                                                                           1.855        225,718
                                                                                           1.718        218,182
                                                                                           1.317        292,890
                                                                                           1.196        424,988
                                                                                           1.277        574,961
                                                                                           1.168        968,483
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.451             --
                                                                                           1.321         69,424
                                                                                           1.170         71,404
                                                                                           1.277         73,801
                                                                                           1.143         72,167
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.483         11,457

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.207       2.698        12,567
                                                                          2016   2.146       2.207        16,274
                                                                          2015   2.138       2.146        39,662
                                                                          2014   1.971       2.138        41,807
                                                                          2013   1.662       1.971        44,379
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.857       1.819       219,829
                                                                          2017   1.386       1.857       323,215
                                                                          2016   1.418       1.386       441,436
                                                                          2015   1.312       1.418       446,694
                                                                          2014   1.167       1.312       542,425
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   2.008       1.869       332,787
                                                                          2017   1.693       2.008       386,436
                                                                          2016   1.554       1.693       427,547
                                                                          2015   1.574       1.554       388,325
                                                                          2014   1.422       1.574       551,244
                                                                          2013   1.104       1.422       904,807
                                                                          2012   0.978       1.104       985,031
                                                                          2011   0.984       0.978       744,065
                                                                          2010   0.878       0.984       878,891
                                                                          2009   0.713       0.878     1,033,347
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.918       1.845            --
                                                                          2017   1.826       1.918        89,593
                                                                          2016   1.581       1.826       126,829
                                                                          2015   1.722       1.581       217,683
                                                                          2014   1.605       1.722       237,567
                                                                          2013   1.245       1.605       300,209
                                                                          2012   1.117       1.245       410,422
                                                                          2011   1.119       1.117       499,323
                                                                          2010   1.050       1.119       668,261
                                                                          2009   0.966       1.050       922,531
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.566       1.442       990,452
                                                                          2017   1.427       1.566     1,205,434
                                                                          2016   1.339       1.427     1,531,311
                                                                          2015   1.374       1.339     1,608,887
                                                                          2014   1.296       1.374     1,685,105
                                                                          2013   1.116       1.296     1,688,527
                                                                          2012   1.025       1.116     1,660,269
                                                                          2011   1.026       1.025     1,802,616
                                                                          2010   0.955       1.026     1,854,385
                                                                          2009   0.825       0.955     2,276,123
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.726       2.394        69,486
                                                                          2017   2.365       2.726        24,959
                                                                          2016   2.117       2.365        49,913
                                                                          2015   2.170       2.117        85,145
                                                                          2014   2.005       2.170        99,276
                                                                          2013   1.511       2.005       116,346
                                                                          2012   1.327       1.511        69,730
                                                                          2011   1.346       1.327        78,290
                                                                          2010   1.237       1.346        83,313
                                                                          2009   1.048       1.237        84,767
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.739       1.582       274,907
                                                                          2017   1.539       1.739       356,154
                                                                          2016   1.329       1.539       305,653
                                                                          2015   1.354       1.329       342,437
                                                                          2014   1.388       1.354       379,861
                                                                          2013   1.117       1.388       441,462
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.154       1.567       115,776
                                                                          2012   0.994       1.154       130,480
                                                                          2011   1.030       0.994       197,401
                                                                          2010   0.902       1.030       296,460
                                                                          2009   0.645       0.902       386,707
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.581       2.498         2,501
                                                                          2017   1.974       2.581        11,270
                                                                          2016   1.986       1.974        11,791
                                                                          2015   1.835       1.986        43,381
                                                                          2014   1.722       1.835        50,017
                                                                          2013   1.370       1.722        71,720

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.999       2.735       70,123
                                                                                          2017    2.502       2.999       97,091
                                                                                          2016    2.294       2.502      108,025
                                                                                          2015    2.289       2.294      122,756
                                                                                          2014    2.194       2.289      307,211
                                                                                          2013    1.555       2.194      381,437
                                                                                          2012    1.372       1.555      467,633
                                                                                          2011    1.382       1.372      580,971
                                                                                          2010    1.049       1.382      733,074
                                                                                          2009    0.774       1.049      999,289
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   28.107      26.416      125,310
                                                                                          2017   26.606      28.107      131,407
                                                                                          2016   25.765      26.606      172,843
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.879       1.123           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.032       1.032           --
                                                                                          2011    1.244       1.032           --
                                                                                          2010    1.133       1.244        2,484
                                                                                          2009    1.130       1.133        2,462
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.838       1.776           --
                                                                                          2013    1.400       1.838       88,309
                                                                                          2012    1.238       1.400      106,708
                                                                                          2011    1.329       1.238      153,976
                                                                                          2010    1.167       1.329      157,594
                                                                                          2009    0.944       1.167      165,991
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.557       1.667           --
                                                                                          2009    1.078       1.557       52,547
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.358       1.524           --
                                                                                          2010    1.290       1.358       39,927
                                                                                          2009    1.082       1.290       50,426
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.888       0.893           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.884       1.862           --
                                                                                          2013    1.584       1.884       42,930
                                                                                          2012    1.370       1.584       35,082
                                                                                          2011    1.642       1.370       37,933
                                                                                          2010    1.482       1.642       98,633
                                                                                          2009    1.058       1.482      145,926
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.827       0.827           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.840       0.841           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.092       1.127           --
                                                                                          2009    0.698       1.092       59,051
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.146       1.123           --
                                                                                          2017    1.157       1.146          664
                                                                                          2016    1.173       1.157          593
                                                                                          2015    1.204       1.173          612
                                                                                          2014    1.172       1.204           --
                                                                                          2013    1.239       1.172       19,107
                                                                                          2012    1.236       1.239       16,553
                                                                                          2011    1.179       1.236       37,815
                                                                                          2010    1.134       1.179       18,615
                                                                                          2009    1.077       1.134       74,312
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.193       2.613       48,322
                                                                                          2017    2.964       3.193       57,524
                                                                                          2016    2.601       2.964       70,092
                                                                                          2015    2.719       2.601       91,034
                                                                                          2014    2.645       2.719      102,550
                                                                                          2013    2.007       2.645      154,680
                                                                                          2012    1.810       2.007      187,977
                                                                                          2011    1.975       1.810      245,638
                                                                                          2010    1.646       1.975      331,238
                                                                                          2009    1.302       1.646      447,756
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.208       2.059    --
                                                                               2017   1.962       2.208    --
                                                                               2016   1.822       1.962    --
                                                                               2015   1.928       1.822    --
                                                                               2014   1.742       1.928    --
                                                                               2013   1.329       1.742    --
                                                                               2012   1.216       1.329    --
                                                                               2011   1.235       1.216    --
                                                                               2010   1.103       1.235    --
                                                                               2009   0.845       1.103    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.529       2.200         1,585
                                                                                       2017   2.339       2.529         1,568
                                                                                       2016   2.163       2.339         1,582
                                                                                       2015   2.261       2.163         3,845
                                                                                       2014   1.918       2.261         4,245
                                                                                       2013   1.771       1.918         4,692
                                                                                       2012   1.748       1.771        12,095
                                                                                       2011   1.535       1.748        21,130
                                                                                       2010   1.477       1.535        43,365
                                                                                       2009   1.315       1.477        47,288
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.363       3.275           879
                                                                                       2017   2.630       3.363         3,396
                                                                                       2016   2.684       2.630        12,581
                                                                                       2015   2.592       2.684        31,159
                                                                                       2014   2.337       2.592        32,242
                                                                                       2013   1.773       2.337        33,623
                                                                                       2012   1.538       1.773        35,142
                                                                                       2011   1.583       1.538        36,255
                                                                                       2010   1.425       1.583        33,836
                                                                                       2009   0.967       1.425        34,333
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.881       1.786        19,649
                                                                                       2017   1.785       1.881        25,311
                                                                                       2016   1.602       1.785        40,648
                                                                                       2015   1.707       1.602        53,843
                                                                                       2014   1.690       1.707        53,703
                                                                                       2013   1.581       1.690        54,436
                                                                                       2012   1.388       1.581        58,450
                                                                                       2011   1.387       1.388        75,532
                                                                                       2010   1.225       1.387       135,492
                                                                                       2009   0.854       1.225       142,200
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.980       1.666        23,682
                                                                                       2017   1.575       1.980        23,313
                                                                                       2016   1.440       1.575        24,290
                                                                                       2015   1.706       1.440        36,518
                                                                                       2014   1.861       1.706        46,128
                                                                                       2013   1.999       1.861        47,846
                                                                                       2012   1.717       1.999        47,191
                                                                                       2011   2.152       1.717        43,187
                                                                                       2010   1.775       2.152        82,518
                                                                                       2009   1.073       1.775       102,636
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.430       1.428            --
                                                                                       2013   1.225       1.430     1,057,407
                                                                                       2012   1.100       1.225     1,277,626
                                                                                       2011   1.144       1.100     1,686,375
                                                                                       2010   1.030       1.144     1,868,138
                                                                                       2009   0.861       1.030     1,879,175

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.541       1.531            --
                                                                              2013   1.252       1.541       137,253
                                                                              2012   1.107       1.252       137,291
                                                                              2011   1.177       1.107       150,527
                                                                              2010   1.043       1.177       285,001
                                                                              2009   0.851       1.043       285,200
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.412       1.414            --
                                                                              2013   1.264       1.412        95,745
                                                                              2012   1.150       1.264       115,496
                                                                              2011   1.178       1.150       132,927
                                                                              2010   1.072       1.178       130,828
                                                                              2009   0.910       1.072       146,789
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.723       1.449        63,509
                                                                              2017   1.375       1.723        70,905
                                                                              2016   1.419       1.375        92,067
                                                                              2015   1.477       1.419       105,168
                                                                              2014   1.624       1.477       125,938
                                                                              2013   1.393       1.624       123,988
                                                                              2012   1.221       1.393       183,252
                                                                              2011   1.398       1.221       185,757
                                                                              2010   1.284       1.398       246,499
                                                                              2009   0.998       1.284       285,027
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.022       1.105            --
                                                                              2012   0.993       1.022       169,411
                                                                              2011   1.072       0.993       186,468
                                                                              2010   0.893       1.072       223,296
                                                                              2009   0.667       0.893       229,127
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.046       1.737        47,403
                                                                              2017   1.530       2.046        42,520
                                                                              2016   1.561       1.530        47,224
                                                                              2015   1.536       1.561        76,693
                                                                              2014   1.538       1.536        78,646
                                                                              2013   1.238       1.538        58,203
                                                                              2012   1.045       1.238        72,319
                                                                              2011   1.167       1.045        83,886
                                                                              2010   1.084       1.167       107,284
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.519       1.552            --
                                                                              2015   1.577       1.519       176,835
                                                                              2014   1.544       1.577       212,610
                                                                              2013   1.557       1.544       294,705
                                                                              2012   1.429       1.557       324,350
                                                                              2011   1.413       1.429       312,669
                                                                              2010   1.289       1.413       312,156
                                                                              2009   0.993       1.289       315,972
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.130       1.179            --
                                                                              2012   1.028       1.130        28,009
                                                                              2011   1.168       1.028        26,292
                                                                              2010   0.996       1.168        32,854
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.725       1.532            --
                                                                              2017   1.509       1.725            --
                                                                              2016   1.331       1.509            --
                                                                              2015   1.412       1.331            --
                                                                              2014   1.275       1.412            --
                                                                              2013   0.974       1.275         1,603
                                                                              2012   0.845       0.974         1,608
                                                                              2011   0.900       0.845         1,614
                                                                              2010   0.787       0.900         1,620
                                                                              2009   0.680       0.787         1,628
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.865       2.739         5,189
                                                                              2017   2.349       2.865         2,743
                                                                              2016   2.262       2.349         2,806
                                                                              2015   2.168       2.262         2,864
                                                                              2014   1.967       2.168         3,028
                                                                              2013   1.473       1.967         3,209
                                                                              2012   1.325       1.473         3,598
                                                                              2011   1.378       1.325         3,602
                                                                              2010   1.104       1.378            --
                                                                              2009   0.776       1.104            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.282
                                                                                           2012   1.237
                                                                                           2011   1.367
                                                                                           2010   1.099
                                                                                           2009   0.764
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.158
                                                                                           2017   1.141
                                                                                           2016   1.134
                                                                                           2015   1.156
                                                                                           2014   1.107
                                                                                           2013   1.144
                                                                                           2012   1.090
                                                                                           2011   1.049
                                                                                           2010   0.993
                                                                                           2009   0.930
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.225
                                                                                           2017   1.244
                                                                                           2016   1.271
                                                                                           2015   1.300
                                                                                           2014   1.330
                                                                                           2013   1.360
                                                                                           2012   1.391
                                                                                           2011   1.423
                                                                                           2010   1.455
                                                                                           2009   1.484
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.407
                                                                                           2017   1.301
                                                                                           2016   1.254
                                                                                           2015   1.296
                                                                                           2014   1.268
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.468
                                                                                           2017   1.308
                                                                                           2016   1.249
                                                                                           2015   1.294
                                                                                           2014   1.257
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.511
                                                                                           2017   1.297
                                                                                           2016   1.227
                                                                                           2015   1.276
                                                                                           2014   1.232
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.758
                                                                                           2017   1.566
                                                                                           2016   1.500
                                                                                           2015   1.500
                                                                                           2014   1.391
                                                                                           2013   1.183
                                                                                           2012   1.079
                                                                                           2011   1.065
                                                                                           2010   0.997
                                                                                           2009   0.871
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.902
                                                                                           2017   1.637
                                                                                           2016   1.564
                                                                                           2015   1.566
                                                                                           2014   1.452
                                                                                           2013   1.113
                                                                                           2012   1.011
                                                                                           2011   1.080
                                                                                           2010   0.989
                                                                                           2009   0.768
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.122
                                                                                           2012   0.994
                                                                                           2011   1.086
                                                                                           2010   0.972
                                                                                           2009   0.818
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.248



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.379            --
                                                                                           1.282        19,368
                                                                                           1.237        23,610
                                                                                           1.367        52,265
                                                                                           1.099        66,803
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.125        33,859
                                                                                           1.158        37,165
                                                                                           1.141        59,556
                                                                                           1.134        62,515
                                                                                           1.156        69,461
                                                                                           1.107        69,604
                                                                                           1.144       387,864
                                                                                           1.090       409,574
                                                                                           1.049       482,870
                                                                                           0.993       581,539
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.216        48,376
                                                                                           1.225       182,718
                                                                                           1.244        48,604
                                                                                           1.271        54,360
                                                                                           1.300        72,322
                                                                                           1.330       108,099
                                                                                           1.360       111,793
                                                                                           1.391       119,671
                                                                                           1.423       141,665
                                                                                           1.455       145,399
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.315        23,139
                                                                                           1.407        25,722
                                                                                           1.301        25,417
                                                                                           1.254        28,221
                                                                                           1.296        56,757
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.347       253,239
                                                                                           1.468       479,567
                                                                                           1.308       531,574
                                                                                           1.249       572,867
                                                                                           1.294     1,022,027
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.358        20,726
                                                                                           1.511        20,766
                                                                                           1.297        20,809
                                                                                           1.227        20,856
                                                                                           1.276       180,194
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.650        40,660
                                                                                           1.758        50,537
                                                                                           1.566        96,158
                                                                                           1.500        97,800
                                                                                           1.500        72,116
                                                                                           1.391       302,371
                                                                                           1.183       302,981
                                                                                           1.079       286,511
                                                                                           1.065       289,818
                                                                                           0.997       321,730
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.853        35,603
                                                                                           1.902        47,298
                                                                                           1.637        65,342
                                                                                           1.564       102,058
                                                                                           1.566       146,649
                                                                                           1.452       150,730
                                                                                           1.113       230,736
                                                                                           1.011       255,137
                                                                                           1.080       431,153
                                                                                           0.989       499,529
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.232            --
                                                                                           1.122       193,823
                                                                                           0.994       186,548
                                                                                           1.086       224,267
                                                                                           0.972       224,757
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.068         8,922

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.840       2.248         9,421
                                                                          2016   1.790       1.840         9,957
                                                                          2015   1.784       1.790        10,545
                                                                          2014   1.646       1.784        11,140
                                                                          2013   1.388       1.646        11,949
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.846       1.807        71,073
                                                                          2017   1.378       1.846        78,201
                                                                          2016   1.412       1.378       116,093
                                                                          2015   1.306       1.412       145,471
                                                                          2014   1.162       1.306       161,757
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.995       1.856            --
                                                                          2017   1.683       1.995            --
                                                                          2016   1.546       1.683        48,362
                                                                          2015   1.566       1.546        48,362
                                                                          2014   1.417       1.566            --
                                                                          2013   1.100       1.417           982
                                                                          2012   0.975       1.100           985
                                                                          2011   0.981       0.975           989
                                                                          2010   0.876       0.981           993
                                                                          2009   0.712       0.876           997
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.648       1.585            --
                                                                          2017   1.570       1.648        79,414
                                                                          2016   1.359       1.570        85,115
                                                                          2015   1.482       1.359       124,677
                                                                          2014   1.382       1.482       140,857
                                                                          2013   1.073       1.382       144,568
                                                                          2012   0.963       1.073       242,826
                                                                          2011   0.965       0.963       311,281
                                                                          2010   0.906       0.965       377,001
                                                                          2009   0.834       0.906       438,241
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.556       1.433        15,551
                                                                          2017   1.419       1.556        16,868
                                                                          2016   1.332       1.419        18,258
                                                                          2015   1.368       1.332        19,820
                                                                          2014   1.291       1.368        76,785
                                                                          2013   1.113       1.291        90,414
                                                                          2012   1.023       1.113       104,902
                                                                          2011   1.024       1.023       113,808
                                                                          2010   0.953       1.024       121,799
                                                                          2009   0.824       0.953       131,336
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.352       2.065       115,996
                                                                          2017   2.042       2.352        69,883
                                                                          2016   1.829       2.042        80,003
                                                                          2015   1.875       1.829       111,884
                                                                          2014   1.734       1.875       202,616
                                                                          2013   1.307       1.734       218,172
                                                                          2012   1.149       1.307        78,061
                                                                          2011   1.166       1.149        93,200
                                                                          2010   1.072       1.166       116,648
                                                                          2009   0.908       1.072       117,483
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.728       1.572        40,795
                                                                          2017   1.530       1.728        44,335
                                                                          2016   1.322       1.530        67,311
                                                                          2015   1.347       1.322       101,289
                                                                          2014   1.382       1.347       105,519
                                                                          2013   1.113       1.382       104,748
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.150       1.561            --
                                                                          2012   0.992       1.150        44,052
                                                                          2011   1.028       0.992        69,300
                                                                          2010   0.901       1.028        95,479
                                                                          2009   0.644       0.901        93,761
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.227       2.154        44,849
                                                                          2017   1.704       2.227        42,143
                                                                          2016   1.715       1.704        47,891
                                                                          2015   1.586       1.715        43,812
                                                                          2014   1.489       1.586        59,901
                                                                          2013   1.185       1.489        58,410

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.295       2.092       21,204
                                                                                          2017    1.916       2.295       23,204
                                                                                          2016    1.758       1.916       30,794
                                                                                          2015    1.754       1.758       31,434
                                                                                          2014    1.682       1.754       34,056
                                                                                          2013    1.194       1.682       34,920
                                                                                          2012    1.053       1.194       89,619
                                                                                          2011    1.062       1.053      104,398
                                                                                          2010    0.806       1.062      145,734
                                                                                          2009    0.595       0.806      145,314
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   27.783      26.098        5,570
                                                                                          2017   26.312      27.783        5,841
                                                                                          2016   25.489      26.312        9,471
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.696       0.889           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.816       0.816           --
                                                                                          2011    0.984       0.816           --
                                                                                          2010    0.897       0.984       19,541
                                                                                          2009    0.895       0.897       19,159
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.650       1.594           --
                                                                                          2013    1.257       1.650      109,601
                                                                                          2012    1.112       1.257      122,617
                                                                                          2011    1.195       1.112      165,771
                                                                                          2010    1.050       1.195      219,346
                                                                                          2009    0.849       1.050      240,945
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.233       1.320           --
                                                                                          2009    0.854       1.233      106,752
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.176       1.319           --
                                                                                          2010    1.117       1.176       51,673
                                                                                          2009    0.938       1.117       49,990
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.886       0.891           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.601       1.582           --
                                                                                          2013    1.347       1.601       20,621
                                                                                          2012    1.166       1.347       20,624
                                                                                          2011    1.397       1.166       20,946
                                                                                          2010    1.262       1.397       45,004
                                                                                          2009    0.901       1.262       48,109
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.825       0.825           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.838       0.839           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.946       0.976           --
                                                                                          2009    0.605       0.946       47,068
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.135       1.112      168,205
                                                                                          2017    1.146       1.135      203,400
                                                                                          2016    1.163       1.146      222,033
                                                                                          2015    1.194       1.163      223,531
                                                                                          2014    1.163       1.194      223,493
                                                                                          2013    1.229       1.163      222,892
                                                                                          2012    1.227       1.229      218,430
                                                                                          2011    1.171       1.227      222,512
                                                                                          2010    1.128       1.171      249,533
                                                                                          2009    1.071       1.128      248,013
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.430       1.988       48,733
                                                                                          2017    2.256       2.430       48,527
                                                                                          2016    1.981       2.256       54,203
                                                                                          2015    2.072       1.981       95,778
                                                                                          2014    2.017       2.072      105,310
                                                                                          2013    1.531       2.017      106,944
                                                                                          2012    1.381       1.531      122,158
                                                                                          2011    1.508       1.381      135,599
                                                                                          2010    1.258       1.508      200,254
                                                                                          2009    0.995       1.258      230,183
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.968       1.835    --
                                                                               2017   1.749       1.968    --
                                                                               2016   1.625       1.749    --
                                                                               2015   1.721       1.625    --
                                                                               2014   1.556       1.721    --
                                                                               2013   1.188       1.556    --
                                                                               2012   1.088       1.188    --
                                                                               2011   1.105       1.088    --
                                                                               2010   0.987       1.105    --
                                                                               2009   0.756       0.987    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.685       2.335       117,958
                                                                                       2017   2.485       2.685       118,509
                                                                                       2016   2.299       2.485        58,880
                                                                                       2015   2.404       2.299        99,545
                                                                                       2014   2.040       2.404       117,406
                                                                                       2013   1.885       2.040       127,357
                                                                                       2012   1.862       1.885       131,979
                                                                                       2011   1.636       1.862       119,718
                                                                                       2010   1.575       1.636       111,843
                                                                                       2009   1.402       1.575       108,394
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.687       3.589       170,456
                                                                                       2017   2.886       3.687       173,424
                                                                                       2016   2.946       2.886       175,916
                                                                                       2015   2.846       2.946       178,191
                                                                                       2014   2.567       2.846       141,734
                                                                                       2013   1.949       2.567       135,346
                                                                                       2012   1.692       1.949       136,730
                                                                                       2011   1.742       1.692       139,582
                                                                                       2010   1.569       1.742       134,784
                                                                                       2009   1.065       1.569        49,502
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   2.054       1.950       620,333
                                                                                       2017   1.951       2.054       647,774
                                                                                       2016   1.751       1.951       673,893
                                                                                       2015   1.868       1.751       779,692
                                                                                       2014   1.850       1.868       897,694
                                                                                       2013   1.731       1.850     1,119,376
                                                                                       2012   1.520       1.731     1,343,188
                                                                                       2011   1.520       1.520     1,640,574
                                                                                       2010   1.344       1.520     1,528,073
                                                                                       2009   0.938       1.344       336,233
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.715       2.284       100,020
                                                                                       2017   2.160       2.715       101,261
                                                                                       2016   1.977       2.160        40,728
                                                                                       2015   2.343       1.977        41,352
                                                                                       2014   2.557       2.343        53,149
                                                                                       2013   2.748       2.557        53,469
                                                                                       2012   2.361       2.748        58,454
                                                                                       2011   2.962       2.361        60,944
                                                                                       2010   2.444       2.962        83,099
                                                                                       2009   1.478       2.444        80,788
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.423       1.421            --
                                                                                       2013   1.220       1.423       379,738
                                                                                       2012   1.095       1.220       494,661
                                                                                       2011   1.140       1.095       690,524
                                                                                       2010   1.027       1.140       584,325
                                                                                       2009   0.859       1.027       512,846

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.534       1.524            --
                                                                              2013   1.247       1.534     1,054,666
                                                                              2012   1.103       1.247     1,103,219
                                                                              2011   1.174       1.103     1,132,042
                                                                              2010   1.040       1.174     1,266,478
                                                                              2009   0.849       1.040     2,451,208
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.405       1.407            --
                                                                              2013   1.259       1.405     1,525,557
                                                                              2012   1.146       1.259     1,663,729
                                                                              2011   1.174       1.146     1,677,571
                                                                              2010   1.069       1.174     1,688,257
                                                                              2009   0.908       1.069       725,480
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.175       1.828       310,929
                                                                              2017   1.737       2.175       341,306
                                                                              2016   1.793       1.737       369,583
                                                                              2015   1.868       1.793       376,133
                                                                              2014   2.054       1.868       376,053
                                                                              2013   1.762       2.054       415,429
                                                                              2012   1.545       1.762       498,479
                                                                              2011   1.771       1.545       540,687
                                                                              2010   1.627       1.771       574,162
                                                                              2009   1.265       1.627       564,512
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.018       1.101            --
                                                                              2012   0.990       1.018       336,292
                                                                              2011   1.069       0.990       447,407
                                                                              2010   0.890       1.069       576,675
                                                                              2009   0.666       0.890       666,203
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.529       2.147       307,041
                                                                              2017   1.893       2.529       325,870
                                                                              2016   1.932       1.893       185,183
                                                                              2015   1.902       1.932       187,406
                                                                              2014   1.906       1.902       203,901
                                                                              2013   1.534       1.906       101,488
                                                                              2012   1.296       1.534        98,263
                                                                              2011   1.447       1.296       118,067
                                                                              2010   1.345       1.447       159,806
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.485       1.517            --
                                                                              2015   1.542       1.485     1,004,619
                                                                              2014   1.511       1.542     1,163,667
                                                                              2013   1.524       1.511     1,363,441
                                                                              2012   1.400       1.524     1,512,121
                                                                              2011   1.384       1.400     1,675,210
                                                                              2010   1.264       1.384     1,803,608
                                                                              2009   0.975       1.264     1,734,673
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.294       1.350            --
                                                                              2012   1.178       1.294        65,570
                                                                              2011   1.339       1.178        93,346
                                                                              2010   1.142       1.339       111,362
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.715       1.522       237,186
                                                                              2017   1.501       1.715       263,136
                                                                              2016   1.324       1.501       320,677
                                                                              2015   1.406       1.324       312,374
                                                                              2014   1.270       1.406       376,985
                                                                              2013   0.971       1.270       560,071
                                                                              2012   0.842       0.971       642,796
                                                                              2011   0.898       0.842       696,907
                                                                              2010   0.785       0.898       754,357
                                                                              2009   0.679       0.785       837,753
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.204       3.063        12,938
                                                                              2017   2.628       3.204        14,417
                                                                              2016   2.532       2.628        16,238
                                                                              2015   2.429       2.532        19,882
                                                                              2014   2.204       2.429        17,522
                                                                              2013   1.651       2.204         8,017
                                                                              2012   1.486       1.651        21,589
                                                                              2011   1.546       1.486        10,287
                                                                              2010   1.239       1.546        31,512
                                                                              2009   0.872       1.239        23,249

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.520
                                                                                           2012   1.467
                                                                                           2011   1.623
                                                                                           2010   1.306
                                                                                           2009   0.908
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.159
                                                                                           2017   1.142
                                                                                           2016   1.136
                                                                                           2015   1.158
                                                                                           2014   1.110
                                                                                           2013   1.147
                                                                                           2012   1.094
                                                                                           2011   1.053
                                                                                           2010   0.997
                                                                                           2009   0.935
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.489
                                                                                           2017   1.513
                                                                                           2016   1.547
                                                                                           2015   1.583
                                                                                           2014   1.620
                                                                                           2013   1.657
                                                                                           2012   1.696
                                                                                           2011   1.736
                                                                                           2010   1.776
                                                                                           2009   1.813
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.399
                                                                                           2017   1.294
                                                                                           2016   1.248
                                                                                           2015   1.291
                                                                                           2014   1.263
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.459
                                                                                           2017   1.301
                                                                                           2016   1.243
                                                                                           2015   1.289
                                                                                           2014   1.252
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.503
                                                                                           2017   1.290
                                                                                           2016   1.221
                                                                                           2015   1.271
                                                                                           2014   1.227
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.863
                                                                                           2017   1.660
                                                                                           2016   1.591
                                                                                           2015   1.592
                                                                                           2014   1.477
                                                                                           2013   1.256
                                                                                           2012   1.147
                                                                                           2011   1.133
                                                                                           2010   1.060
                                                                                           2009   0.927
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.223
                                                                                           2017   1.915
                                                                                           2016   1.830
                                                                                           2015   1.834
                                                                                           2014   1.700
                                                                                           2013   1.304
                                                                                           2012   1.185
                                                                                           2011   1.267
                                                                                           2010   1.161
                                                                                           2009   0.902
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.309
                                                                                           2012   1.160
                                                                                           2011   1.268
                                                                                           2010   1.135
                                                                                           2009   0.956
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.659



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.636            --
                                                                                           1.520       135,463
                                                                                           1.467       151,247
                                                                                           1.623       166,047
                                                                                           1.306       186,841
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.126       341,543
                                                                                           1.159       337,551
                                                                                           1.142       396,325
                                                                                           1.136       408,187
                                                                                           1.158       343,700
                                                                                           1.110       368,503
                                                                                           1.147       749,360
                                                                                           1.094       842,398
                                                                                           1.053       923,427
                                                                                           0.997       888,721
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.477        90,708
                                                                                           1.489       149,650
                                                                                           1.513       765,665
                                                                                           1.547       771,726
                                                                                           1.583       876,719
                                                                                           1.620     1,120,300
                                                                                           1.657     1,188,472
                                                                                           1.696     1,210,301
                                                                                           1.736     1,100,826
                                                                                           1.776     1,153,377
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.307       141,240
                                                                                           1.399       151,342
                                                                                           1.294       164,535
                                                                                           1.248       174,667
                                                                                           1.291       973,787
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.339       992,306
                                                                                           1.459     1,035,531
                                                                                           1.301     1,109,487
                                                                                           1.243     1,524,589
                                                                                           1.289     2,381,612
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.349       149,772
                                                                                           1.503       166,755
                                                                                           1.290       184,427
                                                                                           1.221       328,622
                                                                                           1.271     2,135,315
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.747       188,324
                                                                                           1.863       201,185
                                                                                           1.660       215,065
                                                                                           1.591       235,701
                                                                                           1.592       255,060
                                                                                           1.477       279,621
                                                                                           1.256       339,633
                                                                                           1.147       358,017
                                                                                           1.133       455,176
                                                                                           1.060       445,369
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.165       502,543
                                                                                           2.223       591,029
                                                                                           1.915       662,177
                                                                                           1.830       242,964
                                                                                           1.834       274,074
                                                                                           1.700       313,025
                                                                                           1.304       473,982
                                                                                           1.185       520,806
                                                                                           1.267       564,480
                                                                                           1.161       539,826
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.437            --
                                                                                           1.309       119,370
                                                                                           1.160       152,558
                                                                                           1.268       165,046
                                                                                           1.135       180,035
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.445       128,318

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.178       2.659       136,320
                                                                          2016   2.119       2.178        80,932
                                                                          2015   2.113       2.119        87,328
                                                                          2014   1.950       2.113       106,652
                                                                          2013   1.646       1.950       110,159
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.836       1.796       386,558
                                                                          2017   1.371       1.836       472,156
                                                                          2016   1.405       1.371       515,369
                                                                          2015   1.300       1.405       539,309
                                                                          2014   1.158       1.300       648,795
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.983       1.844       613,368
                                                                          2017   1.674       1.983       638,328
                                                                          2016   1.538       1.674       709,843
                                                                          2015   1.559       1.538       729,043
                                                                          2014   1.411       1.559       818,892
                                                                          2013   1.096       1.411     1,089,634
                                                                          2012   0.972       1.096     1,090,098
                                                                          2011   0.978       0.972     1,222,586
                                                                          2010   0.874       0.978     1,315,224
                                                                          2009   0.711       0.874     1,424,412
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.890       1.817            --
                                                                          2017   1.801       1.890       163,161
                                                                          2016   1.561       1.801       188,801
                                                                          2015   1.702       1.561       266,594
                                                                          2014   1.588       1.702       277,314
                                                                          2013   1.233       1.588       305,010
                                                                          2012   1.107       1.233       329,316
                                                                          2011   1.110       1.107       451,116
                                                                          2010   1.043       1.110       534,762
                                                                          2009   0.961       1.043       598,084
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.547       1.424       135,821
                                                                          2017   1.411       1.547       139,689
                                                                          2016   1.326       1.411       148,244
                                                                          2015   1.362       1.326       149,312
                                                                          2014   1.286       1.362       171,884
                                                                          2013   1.109       1.286       194,842
                                                                          2012   1.020       1.109       274,579
                                                                          2011   1.021       1.020       370,833
                                                                          2010   0.952       1.021       417,631
                                                                          2009   0.823       0.952       377,004
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.686       2.357       230,331
                                                                          2017   2.333       2.686       133,544
                                                                          2016   2.091       2.333       138,223
                                                                          2015   2.145       2.091       153,272
                                                                          2014   1.984       2.145       172,184
                                                                          2013   1.497       1.984       181,519
                                                                          2012   1.316       1.497       163,330
                                                                          2011   1.336       1.316       174,013
                                                                          2010   1.229       1.336       208,657
                                                                          2009   1.042       1.229       220,146
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.717       1.561       113,094
                                                                          2017   1.522       1.717       158,435
                                                                          2016   1.315       1.522       180,973
                                                                          2015   1.341       1.315       200,607
                                                                          2014   1.376       1.341       226,464
                                                                          2013   1.109       1.376       254,635
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.147       1.555       403,427
                                                                          2012   0.989       1.147       214,405
                                                                          2011   1.026       0.989       262,441
                                                                          2010   0.899       1.026       307,400
                                                                          2009   0.643       0.899       361,706
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.544       2.459        77,397
                                                                          2017   1.947       2.544        81,079
                                                                          2016   1.961       1.947       111,657
                                                                          2015   1.814       1.961       118,090
                                                                          2014   1.704       1.814       142,382
                                                                          2013   1.357       1.704       146,241

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.956       2.692      158,816
                                                                                          2017    2.468       2.956      177,699
                                                                                          2016    2.265       2.468      193,766
                                                                                          2015    2.262       2.265      208,698
                                                                                          2014    2.171       2.262      242,791
                                                                                          2013    1.541       2.171      461,010
                                                                                          2012    1.360       1.541      586,329
                                                                                          2011    1.372       1.360      688,470
                                                                                          2010    1.043       1.372      788,168
                                                                                          2009    0.770       1.043      607,650
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   27.463      25.784       41,885
                                                                                          2017   26.022      27.463       45,487
                                                                                          2016   25.217      26.022       50,492
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.874       1.115           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.023       1.023           --
                                                                                          2011    1.235       1.023           --
                                                                                          2010    1.126       1.235       81,331
                                                                                          2009    1.123       1.126       83,236
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.818       1.757           --
                                                                                          2013    1.387       1.818      297,521
                                                                                          2012    1.227       1.387      486,243
                                                                                          2011    1.319       1.227      662,016
                                                                                          2010    1.160       1.319      541,726
                                                                                          2009    0.938       1.160      581,418
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.547       1.656           --
                                                                                          2009    1.072       1.547      135,437
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.348       1.512           --
                                                                                          2010    1.281       1.348      162,691
                                                                                          2009    1.076       1.281      176,328
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.884       0.889           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.865       1.842           --
                                                                                          2013    1.569       1.865      100,139
                                                                                          2012    1.359       1.569      109,609
                                                                                          2011    1.629       1.359      116,151
                                                                                          2010    1.472       1.629      137,730
                                                                                          2009    1.052       1.472      157,076
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.823       0.823           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.836       0.837           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.085       1.119           --
                                                                                          2009    0.694       1.085      131,204
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.130       1.106       31,034
                                                                                          2017    1.141       1.130       35,654
                                                                                          2016    1.159       1.141       35,025
                                                                                          2015    1.190       1.159       84,020
                                                                                          2014    1.160       1.190       84,784
                                                                                          2013    1.227       1.160       86,722
                                                                                          2012    1.225       1.227      158,472
                                                                                          2011    1.170       1.225      120,156
                                                                                          2010    1.127       1.170      172,178
                                                                                          2009    1.071       1.127      168,863
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.147       2.573      142,811
                                                                                          2017    2.924       3.147      144,697
                                                                                          2016    2.569       2.924       97,544
                                                                                          2015    2.688       2.569      107,977
                                                                                          2014    2.617       2.688      118,390
                                                                                          2013    1.988       2.617      130,473
                                                                                          2012    1.795       1.988      167,253
                                                                                          2011    1.960       1.795      203,470
                                                                                          2010    1.635       1.960      247,921
                                                                                          2009    1.294       1.635      246,343
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.176       2.027          470
                                                                               2017   1.935       2.176          471
                                                                               2016   1.799       1.935          472
                                                                               2015   1.906       1.799          473
                                                                               2014   1.724       1.906          474
                                                                               2013   1.316       1.724        1,578
                                                                               2012   1.206       1.316        1,614
                                                                               2011   1.226       1.206        1,618
                                                                               2010   1.095       1.226        1,623
                                                                               2009   0.840       1.095        1,719





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.494       2.168         8,858
                                                                                       2017   2.309       2.494         9,421
                                                                                       2016   2.138       2.309         9,844
                                                                                       2015   2.236       2.138        10,658
                                                                                       2014   1.899       2.236        11,585
                                                                                       2013   1.755       1.899        13,742
                                                                                       2012   1.735       1.755        13,710
                                                                                       2011   1.525       1.735        13,437
                                                                                       2010   1.469       1.525        17,663
                                                                                       2009   1.308       1.469        19,000
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.317       3.227            --
                                                                                       2017   2.597       3.317            --
                                                                                       2016   2.653       2.597            --
                                                                                       2015   2.564       2.653            --
                                                                                       2014   2.314       2.564        28,575
                                                                                       2013   1.758       2.314        31,602
                                                                                       2012   1.527       1.758            --
                                                                                       2011   1.573       1.527            --
                                                                                       2010   1.417       1.573            --
                                                                                       2009   0.963       1.417        24,181
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.855       1.760       183,923
                                                                                       2017   1.762       1.855       202,006
                                                                                       2016   1.583       1.762       214,445
                                                                                       2015   1.689       1.583       293,496
                                                                                       2014   1.674       1.689       317,505
                                                                                       2013   1.567       1.674       377,833
                                                                                       2012   1.377       1.567       407,068
                                                                                       2011   1.377       1.377       439,433
                                                                                       2010   1.218       1.377       466,033
                                                                                       2009   0.850       1.218        43,236
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.953       1.642            --
                                                                                       2017   1.555       1.953            --
                                                                                       2016   1.423       1.555            --
                                                                                       2015   1.688       1.423            --
                                                                                       2014   1.843       1.688        12,183
                                                                                       2013   1.982       1.843        11,154
                                                                                       2012   1.704       1.982        20,994
                                                                                       2011   2.138       1.704        21,867
                                                                                       2010   1.765       2.138        44,707
                                                                                       2009   1.068       1.765        40,883
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.417       1.414            --
                                                                                       2013   1.214       1.417            --
                                                                                       2012   1.091       1.214            --
                                                                                       2011   1.137       1.091            --
                                                                                       2010   1.025       1.137            --
                                                                                       2009   0.857       1.025        25,348

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.527       1.516            --
                                                                              2013   1.242       1.527        17,292
                                                                              2012   1.099       1.242        19,259
                                                                              2011   1.170       1.099        21,533
                                                                              2010   1.037       1.170        23,476
                                                                              2009   0.847       1.037        23,516
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.398       1.400            --
                                                                              2013   1.253       1.398        15,301
                                                                              2012   1.142       1.253        14,811
                                                                              2011   1.170       1.142        13,882
                                                                              2010   1.066       1.170        14,784
                                                                              2009   0.906       1.066        17,050
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.700       1.428        13,544
                                                                              2017   1.358       1.700        13,893
                                                                              2016   1.402       1.358        16,686
                                                                              2015   1.462       1.402        16,531
                                                                              2014   1.608       1.462        28,376
                                                                              2013   1.380       1.608        33,485
                                                                              2012   1.211       1.380        36,399
                                                                              2011   1.389       1.211        85,215
                                                                              2010   1.276       1.389       110,147
                                                                              2009   0.993       1.276       123,124
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.014       1.097            --
                                                                              2012   0.987       1.014        20,631
                                                                              2011   1.066       0.987        22,778
                                                                              2010   0.888       1.066         1,211
                                                                              2009   0.665       0.888         1,320
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.017       1.711            --
                                                                              2017   1.510       2.017            --
                                                                              2016   1.543       1.510            --
                                                                              2015   1.520       1.543            --
                                                                              2014   1.523       1.520        56,034
                                                                              2013   1.227       1.523        61,988
                                                                              2012   1.037       1.227        18,812
                                                                              2011   1.159       1.037        20,750
                                                                              2010   1.077       1.159        25,310
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.501       1.534            --
                                                                              2015   1.560       1.501     1,441,591
                                                                              2014   1.529       1.560     1,930,321
                                                                              2013   1.543       1.529     2,570,270
                                                                              2012   1.418       1.543     2,845,058
                                                                              2011   1.403       1.418     2,707,456
                                                                              2010   1.282       1.403     2,766,113
                                                                              2009   0.989       1.282     1,986,678
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.120       1.168            --
                                                                              2012   1.020       1.120            --
                                                                              2011   1.160       1.020            --
                                                                              2010   0.990       1.160            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.705       1.513            --
                                                                              2017   1.493       1.705            --
                                                                              2016   1.318       1.493            --
                                                                              2015   1.400       1.318            --
                                                                              2014   1.265       1.400            --
                                                                              2013   0.968       1.265            --
                                                                              2012   0.840       0.968            --
                                                                              2011   0.896       0.840            --
                                                                              2010   0.784       0.896            --
                                                                              2009   0.678       0.784            --
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.826       2.699            --
                                                                              2017   2.319       2.826            --
                                                                              2016   2.235       2.319            --
                                                                              2015   2.145       2.235            --
                                                                              2014   1.947       2.145        41,377
                                                                              2013   1.460       1.947        45,090
                                                                              2012   1.315       1.460        24,338
                                                                              2011   1.368       1.315        26,109
                                                                              2010   1.097       1.368        70,004
                                                                              2009   0.772       1.097        74,411

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.271
                                                                                           2012   1.227
                                                                                           2011   1.358
                                                                                           2010   1.093
                                                                                           2009   0.760
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.142
                                                                                           2017   1.126
                                                                                           2016   1.121
                                                                                           2015   1.144
                                                                                           2014   1.096
                                                                                           2013   1.134
                                                                                           2012   1.082
                                                                                           2011   1.042
                                                                                           2010   0.987
                                                                                           2009   0.926
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.208
                                                                                           2017   1.229
                                                                                           2016   1.256
                                                                                           2015   1.286
                                                                                           2014   1.317
                                                                                           2013   1.348
                                                                                           2012   1.380
                                                                                           2011   1.413
                                                                                           2010   1.447
                                                                                           2009   1.477
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.391
                                                                                           2017   1.287
                                                                                           2016   1.242
                                                                                           2015   1.285
                                                                                           2014   1.258
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.451
                                                                                           2017   1.295
                                                                                           2016   1.237
                                                                                           2015   1.283
                                                                                           2014   1.247
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.494
                                                                                           2017   1.283
                                                                                           2016   1.215
                                                                                           2015   1.265
                                                                                           2014   1.222
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.734
                                                                                           2017   1.546
                                                                                           2016   1.482
                                                                                           2015   1.484
                                                                                           2014   1.377
                                                                                           2013   1.172
                                                                                           2012   1.071
                                                                                           2011   1.058
                                                                                           2010   0.991
                                                                                           2009   0.867
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.876
                                                                                           2017   1.616
                                                                                           2016   1.546
                                                                                           2015   1.549
                                                                                           2014   1.437
                                                                                           2013   1.103
                                                                                           2012   1.003
                                                                                           2011   1.073
                                                                                           2010   0.983
                                                                                           2009   0.765
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.112
                                                                                           2012   0.986
                                                                                           2011   1.079
                                                                                           2010   0.966
                                                                                           2009   0.814
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.217



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.367             --
                                                                                           1.271             --
                                                                                           1.227             --
                                                                                           1.358          7,915
                                                                                           1.093         20,073
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.109             --
                                                                                           1.142             --
                                                                                           1.126             --
                                                                                           1.121             --
                                                                                           1.144             --
                                                                                           1.096             --
                                                                                           1.134         25,079
                                                                                           1.082         28,103
                                                                                           1.042         30,577
                                                                                           0.987          4,031
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.198             --
                                                                                           1.208             --
                                                                                           1.229             --
                                                                                           1.256             --
                                                                                           1.286             --
                                                                                           1.317          7,740
                                                                                           1.348        195,217
                                                                                           1.380        311,016
                                                                                           1.413        258,561
                                                                                           1.447         83,371
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.298             --
                                                                                           1.391             --
                                                                                           1.287             --
                                                                                           1.242             --
                                                                                           1.285         17,117
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.330     11,477,918
                                                                                           1.451     12,814,956
                                                                                           1.295     15,070,974
                                                                                           1.237     17,150,529
                                                                                           1.283     19,274,476
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.341     58,826,453
                                                                                           1.494     60,375,779
                                                                                           1.283     62,797,417
                                                                                           1.215     66,326,083
                                                                                           1.265     71,103,443
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.626             --
                                                                                           1.734             --
                                                                                           1.546             --
                                                                                           1.482             --
                                                                                           1.484             --
                                                                                           1.377             --
                                                                                           1.172             --
                                                                                           1.071             --
                                                                                           1.058             --
                                                                                           0.991             --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.826         10,370
                                                                                           1.876         12,490
                                                                                           1.616         13,932
                                                                                           1.546         14,772
                                                                                           1.549         62,383
                                                                                           1.437         88,380
                                                                                           1.103         82,282
                                                                                           1.003        197,903
                                                                                           1.073        154,077
                                                                                           0.983        224,164
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.221             --
                                                                                           1.112             --
                                                                                           0.986             --
                                                                                           1.079             --
                                                                                           0.966             --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.038             --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.817       2.217            --
                                                                          2016   1.769       1.817            --
                                                                          2015   1.765       1.769            --
                                                                          2014   1.630       1.765            --
                                                                          2013   1.376       1.630            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.825       1.784            --
                                                                          2017   1.364       1.825            --
                                                                          2016   1.398       1.364            --
                                                                          2015   1.295       1.398            --
                                                                          2014   1.153       1.295        26,098
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.971       1.832            --
                                                                          2017   1.664       1.971            --
                                                                          2016   1.530       1.664            --
                                                                          2015   1.552       1.530            --
                                                                          2014   1.405       1.552            --
                                                                          2013   1.092       1.405        10,394
                                                                          2012   0.969       1.092        11,168
                                                                          2011   0.976       0.969        12,447
                                                                          2010   0.873       0.976        12,456
                                                                          2009   0.709       0.873        13,259
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.625       1.563            --
                                                                          2017   1.550       1.625        14,435
                                                                          2016   1.344       1.550        14,453
                                                                          2015   1.466       1.344        17,251
                                                                          2014   1.368       1.466        18,162
                                                                          2013   1.063       1.368        81,350
                                                                          2012   0.955       1.063        88,727
                                                                          2011   0.958       0.955       166,597
                                                                          2010   0.901       0.958       205,250
                                                                          2009   0.830       0.901       229,191
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.538       1.415     1,083,298
                                                                          2017   1.404       1.538     1,266,732
                                                                          2016   1.320       1.404     1,423,487
                                                                          2015   1.356       1.320     1,618,019
                                                                          2014   1.281       1.356     1,182,639
                                                                          2013   1.105       1.281       913,192
                                                                          2012   1.017       1.105       923,053
                                                                          2011   1.019       1.017       931,473
                                                                          2010   0.950       1.019     1,256,163
                                                                          2009   0.822       0.950     1,626,999
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.320       2.034            --
                                                                          2017   2.016       2.320            --
                                                                          2016   1.807       2.016            --
                                                                          2015   1.855       1.807            --
                                                                          2014   1.717       1.855            --
                                                                          2013   1.296       1.717            --
                                                                          2012   1.140       1.296            --
                                                                          2011   1.158       1.140            --
                                                                          2010   1.065       1.158            --
                                                                          2009   0.904       1.065            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.707       1.550            --
                                                                          2017   1.513       1.707            --
                                                                          2016   1.308       1.513            --
                                                                          2015   1.334       1.308            --
                                                                          2014   1.370       1.334            --
                                                                          2013   1.104       1.370            --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.143       1.549            --
                                                                          2012   0.986       1.143        49,240
                                                                          2011   1.023       0.986       143,122
                                                                          2010   0.897       1.023       140,258
                                                                          2009   0.642       0.897       262,608
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.197       2.123            --
                                                                          2017   1.682       2.197            --
                                                                          2016   1.695       1.682            --
                                                                          2015   1.569       1.695            --
                                                                          2014   1.474       1.569        30,038
                                                                          2013   1.174       1.474        49,575

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.264       2.061          --
                                                                                          2017    1.891       2.264          --
                                                                                          2016    1.737       1.891          --
                                                                                          2015    1.736       1.737          --
                                                                                          2014    1.666       1.736      26,136
                                                                                          2013    1.183       1.666      28,914
                                                                                          2012    1.045       1.183          --
                                                                                          2011    1.055       1.045          --
                                                                                          2010    0.802       1.055          --
                                                                                          2009    0.592       0.802      64,741
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   27.147      25.475      68,020
                                                                                          2017   25.735      27.147      61,583
                                                                                          2016   24.947      25.735      70,231
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.693       0.884          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.810       0.810          --
                                                                                          2011    0.978       0.810          --
                                                                                          2010    0.892       0.978          --
                                                                                          2009    0.890       0.892       3,401
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.634       1.578          --
                                                                                          2013    1.246       1.634      20,907
                                                                                          2012    1.104       1.246      26,454
                                                                                          2011    1.186       1.104      28,592
                                                                                          2010    1.044       1.186          --
                                                                                          2009    0.845       1.044          --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.226       1.312          --
                                                                                          2009    0.850       1.226      15,885
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.168       1.310          --
                                                                                          2010    1.111       1.168      28,462
                                                                                          2009    0.934       1.111      27,955
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.882       0.887          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.586       1.566          --
                                                                                          2013    1.335       1.586          --
                                                                                          2012    1.157       1.335          --
                                                                                          2011    1.388       1.157          --
                                                                                          2010    1.255       1.388          --
                                                                                          2009    0.897       1.255          --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.821       0.821          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.834       0.835          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.940       0.970          --
                                                                                          2009    0.602       0.940      57,047
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.119       1.095          --
                                                                                          2017    1.131       1.119          --
                                                                                          2016    1.149       1.131          --
                                                                                          2015    1.181       1.149          --
                                                                                          2014    1.152       1.181          --
                                                                                          2013    1.219       1.152          --
                                                                                          2012    1.218       1.219          --
                                                                                          2011    1.163       1.218          --
                                                                                          2010    1.121       1.163          --
                                                                                          2009    1.066       1.121          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.396       1.958          --
                                                                                          2017    2.227       2.396          --
                                                                                          2016    1.958       2.227          --
                                                                                          2015    2.050       1.958          --
                                                                                          2014    1.997       2.050          --
                                                                                          2013    1.518       1.997       5,737
                                                                                          2012    1.371       1.518       7,132
                                                                                          2011    1.498       1.371      53,987
                                                                                          2010    1.250       1.498      61,223
                                                                                          2009    0.990       1.250      68,856
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.941       1.808    --
                                                                               2017   1.727       1.941    --
                                                                               2016   1.606       1.727    --
                                                                               2015   1.703       1.606    --
                                                                               2014   1.541       1.703    --
                                                                               2013   1.177       1.541    --
                                                                               2012   1.079       1.177    --
                                                                               2011   1.098       1.079    --
                                                                               2010   0.981       1.098    --
                                                                               2009   0.753       0.981    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.508       2.179            --
                                                                                       2017   2.323       2.508            --
                                                                                       2016   2.151       2.323           658
                                                                                       2015   2.252       2.151           650
                                                                                       2014   1.913       2.252           628
                                                                                       2013   1.769       1.913           696
                                                                                       2012   1.749       1.769           609
                                                                                       2011   1.539       1.749           595
                                                                                       2010   1.483       1.539         4,525
                                                                                       2009   1.321       1.483         4,568
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.243       3.154            --
                                                                                       2017   2.541       3.243            --
                                                                                       2016   2.597       2.541            --
                                                                                       2015   2.511       2.597            --
                                                                                       2014   2.268       2.511            --
                                                                                       2013   1.723       2.268            --
                                                                                       2012   1.497       1.723            --
                                                                                       2011   1.543       1.497            --
                                                                                       2010   1.391       1.543            --
                                                                                       2009   0.946       1.391            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.871       1.774       230,160
                                                                                       2017   1.779       1.871       261,119
                                                                                       2016   1.598       1.779       409,592
                                                                                       2015   1.706       1.598       441,178
                                                                                       2014   1.692       1.706       594,895
                                                                                       2013   1.585       1.692       675,789
                                                                                       2012   1.393       1.585       600,939
                                                                                       2011   1.394       1.393       663,705
                                                                                       2010   1.234       1.394       615,186
                                                                                       2009   0.862       1.234        20,339
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.145       1.802            --
                                                                                       2017   1.708       2.145            --
                                                                                       2016   1.564       1.708           991
                                                                                       2015   1.856       1.564         1,032
                                                                                       2014   2.027       1.856           860
                                                                                       2013   2.181       2.027           776
                                                                                       2012   1.876       2.181           669
                                                                                       2011   2.356       1.876           644
                                                                                       2010   1.946       2.356         3,834
                                                                                       2009   1.178       1.946         4,152
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.410       1.408            --
                                                                                       2013   1.209       1.410        88,711
                                                                                       2012   1.087       1.209        91,350
                                                                                       2011   1.133       1.087        85,597
                                                                                       2010   1.022       1.133        88,632
                                                                                       2009   0.855       1.022        91,938

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.520       1.509            --
                                                                              2013   1.236       1.520        80,925
                                                                              2012   1.095       1.236        83,592
                                                                              2011   1.166       1.095        86,596
                                                                              2010   1.034       1.166        89,663
                                                                              2009   0.845       1.034        93,005
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.392       1.394            --
                                                                              2013   1.248       1.392        43,664
                                                                              2012   1.138       1.248        46,328
                                                                              2011   1.167       1.138        49,327
                                                                              2010   1.063       1.167        52,388
                                                                              2009   0.904       1.063        55,722
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.702       1.429        68,617
                                                                              2017   1.361       1.702        79,322
                                                                              2016   1.406       1.361        88,591
                                                                              2015   1.466       1.406        95,636
                                                                              2014   1.614       1.466       117,137
                                                                              2013   1.386       1.614       124,428
                                                                              2012   1.217       1.386       189,920
                                                                              2011   1.396       1.217       207,976
                                                                              2010   1.283       1.396       214,340
                                                                              2009   0.999       1.283       214,349
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.011       1.092            --
                                                                              2012   0.983       1.011       183,981
                                                                              2011   1.063       0.983       179,180
                                                                              2010   0.886       1.063       188,939
                                                                              2009   0.664       0.886       189,232
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.129       1.805        11,239
                                                                              2017   1.595       2.129        11,239
                                                                              2016   1.630       1.595        13,529
                                                                              2015   1.606       1.630        13,394
                                                                              2014   1.610       1.606        13,446
                                                                              2013   1.298       1.610        13,385
                                                                              2012   1.097       1.298        13,525
                                                                              2011   1.227       1.097        22,934
                                                                              2010   1.141       1.227        35,483
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.553       1.586            --
                                                                              2015   1.614       1.553       124,173
                                                                              2014   1.583       1.614       252,577
                                                                              2013   1.599       1.583       651,521
                                                                              2012   1.470       1.599       614,621
                                                                              2011   1.455       1.470       650,282
                                                                              2010   1.330       1.455       339,841
                                                                              2009   1.026       1.330       343,294
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.106       1.154            --
                                                                              2012   1.008       1.106         6,200
                                                                              2011   1.147       1.008        21,528
                                                                              2010   0.979       1.147        21,544
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.695       1.503       106,928
                                                                              2017   1.485       1.695       126,335
                                                                              2016   1.312       1.485       127,733
                                                                              2015   1.393       1.312       144,478
                                                                              2014   1.260       1.393       207,547
                                                                              2013   0.965       1.260       292,991
                                                                              2012   0.838       0.965       318,100
                                                                              2011   0.894       0.838       327,353
                                                                              2010   0.782       0.894       354,038
                                                                              2009   0.677       0.782       394,536
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.860       2.731            --
                                                                              2017   2.349       2.860            --
                                                                              2016   2.265       2.349            --
                                                                              2015   2.175       2.265            --
                                                                              2014   1.975       2.175            --
                                                                              2013   1.481       1.975            --
                                                                              2012   1.335       1.481            --
                                                                              2011   1.390       1.335            --
                                                                              2010   1.115       1.390            --
                                                                              2009   0.785       1.115            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.274
                                                                                           2012   1.231
                                                                                           2011   1.363
                                                                                           2010   1.098
                                                                                           2009   0.764
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.187
                                                                                           2017   1.171
                                                                                           2016   1.166
                                                                                           2015   1.190
                                                                                           2014   1.142
                                                                                           2013   1.181
                                                                                           2012   1.128
                                                                                           2011   1.087
                                                                                           2010   1.030
                                                                                           2009   0.966
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.268
                                                                                           2017   1.291
                                                                                           2016   1.320
                                                                                           2015   1.352
                                                                                           2014   1.385
                                                                                           2013   1.419
                                                                                           2012   1.454
                                                                                           2011   1.489
                                                                                           2010   1.525
                                                                                           2009   1.558
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.383
                                                                                           2017   1.280
                                                                                           2016   1.236
                                                                                           2015   1.280
                                                                                           2014   1.253
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.442
                                                                                           2017   1.288
                                                                                           2016   1.231
                                                                                           2015   1.278
                                                                                           2014   1.242
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.485
                                                                                           2017   1.277
                                                                                           2016   1.209
                                                                                           2015   1.260
                                                                                           2014   1.218
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.735
                                                                                           2017   1.547
                                                                                           2016   1.485
                                                                                           2015   1.487
                                                                                           2014   1.381
                                                                                           2013   1.176
                                                                                           2012   1.075
                                                                                           2011   1.062
                                                                                           2010   0.996
                                                                                           2009   0.872
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.866
                                                                                           2017   1.609
                                                                                           2016   1.539
                                                                                           2015   1.544
                                                                                           2014   1.433
                                                                                           2013   1.100
                                                                                           2012   1.001
                                                                                           2011   1.071
                                                                                           2010   0.982
                                                                                           2009   0.764
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.090
                                                                                           2012   0.967
                                                                                           2011   1.058
                                                                                           2010   0.948
                                                                                           2009   0.799
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.218



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.370            --
                                                                                           1.274        99,903
                                                                                           1.231        99,756
                                                                                           1.363       109,795
                                                                                           1.098       110,190
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.152        11,989
                                                                                           1.187        11,989
                                                                                           1.171        13,476
                                                                                           1.166        17,093
                                                                                           1.190        17,053
                                                                                           1.142       237,034
                                                                                           1.181       259,625
                                                                                           1.128       259,583
                                                                                           1.087       266,275
                                                                                           1.030       266,309
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.257         4,061
                                                                                           1.268         6,575
                                                                                           1.291        47,336
                                                                                           1.320        47,336
                                                                                           1.352        47,336
                                                                                           1.385        47,336
                                                                                           1.419        47,336
                                                                                           1.454        47,336
                                                                                           1.489         8,044
                                                                                           1.525       103,470
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.290        46,882
                                                                                           1.383        49,779
                                                                                           1.280        52,750
                                                                                           1.236        56,004
                                                                                           1.280        59,206
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.322       756,877
                                                                                           1.442       833,642
                                                                                           1.288     1,334,869
                                                                                           1.231     1,781,155
                                                                                           1.278     1,872,295
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.332     2,124,379
                                                                                           1.485     2,368,916
                                                                                           1.277     2,732,726
                                                                                           1.209     3,372,235
                                                                                           1.260     3,869,212
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.626         5,451
                                                                                           1.735         8,826
                                                                                           1.547        10,798
                                                                                           1.485        10,798
                                                                                           1.487        10,798
                                                                                           1.381        10,798
                                                                                           1.176        10,798
                                                                                           1.075        10,798
                                                                                           1.062        10,798
                                                                                           0.996        10,798
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.815        37,709
                                                                                           1.866       312,562
                                                                                           1.609       410,948
                                                                                           1.539         1,163
                                                                                           1.544         1,185
                                                                                           1.433         1,224
                                                                                           1.100         1,269
                                                                                           1.001         1,301
                                                                                           1.071         8,612
                                                                                           0.982         8,341
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.196            --
                                                                                           1.090        12,948
                                                                                           0.967        13,061
                                                                                           1.058        29,557
                                                                                           0.948        28,431
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.037            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.818       2.218            --
                                                                          2016   1.771       1.818         1,611
                                                                          2015   1.768       1.771         1,557
                                                                          2014   1.633       1.768         1,725
                                                                          2013   1.379       1.633        91,233
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.814       1.773       139,697
                                                                          2017   1.356       1.814       284,453
                                                                          2016   1.391       1.356       343,515
                                                                          2015   1.289       1.391       347,917
                                                                          2014   1.149       1.289       337,077
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.959       1.820         7,273
                                                                          2017   1.655       1.959         7,273
                                                                          2016   1.522       1.655         7,273
                                                                          2015   1.545       1.522         7,273
                                                                          2014   1.399       1.545         7,273
                                                                          2013   1.088       1.399        13,694
                                                                          2012   0.966       1.088        13,584
                                                                          2011   0.973       0.966        14,052
                                                                          2010   0.871       0.973        14,062
                                                                          2009   0.708       0.871        26,019
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.624       1.562            --
                                                                          2017   1.550       1.624        24,216
                                                                          2016   1.344       1.550        32,833
                                                                          2015   1.468       1.344        32,895
                                                                          2014   1.370       1.468        32,832
                                                                          2013   1.065       1.370        32,907
                                                                          2012   0.958       1.065        32,969
                                                                          2011   0.961       0.958        33,161
                                                                          2010   0.904       0.961        54,493
                                                                          2009   0.834       0.904        52,864
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.529       1.406        74,184
                                                                          2017   1.396       1.529        91,973
                                                                          2016   1.313       1.396       203,706
                                                                          2015   1.351       1.313       217,465
                                                                          2014   1.277       1.351       213,548
                                                                          2013   1.102       1.277       242,408
                                                                          2012   1.014       1.102       247,308
                                                                          2011   1.016       1.014       250,681
                                                                          2010   0.948       1.016       199,582
                                                                          2009   0.821       0.948       185,689
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.281       2.000        14,855
                                                                          2017   1.984       2.281         6,855
                                                                          2016   1.779       1.984        10,486
                                                                          2015   1.827       1.779        10,567
                                                                          2014   1.692       1.827        10,609
                                                                          2013   1.278       1.692        19,770
                                                                          2012   1.125       1.278         9,094
                                                                          2011   1.143       1.125         9,099
                                                                          2010   1.052       1.143         9,105
                                                                          2009   0.893       1.052         9,111
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.696       1.540        68,791
                                                                          2017   1.504       1.696       146,458
                                                                          2016   1.301       1.504       153,018
                                                                          2015   1.328       1.301       162,178
                                                                          2014   1.364       1.328       148,330
                                                                          2013   1.100       1.364       164,060
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.139       1.543        16,450
                                                                          2012   0.983       1.139         9,860
                                                                          2011   1.021       0.983        10,769
                                                                          2010   0.896       1.021        10,841
                                                                          2009   0.641       0.896        11,377
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.164       2.090         6,189
                                                                          2017   1.658       2.164         6,189
                                                                          2016   1.671       1.658         6,189
                                                                          2015   1.547       1.671         6,192
                                                                          2014   1.455       1.547         6,194
                                                                          2013   1.159       1.455         6,197

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.577       2.345       12,623
                                                                                          2017    2.154       2.577       21,582
                                                                                          2016    1.979       2.154       22,815
                                                                                          2015    1.978       1.979       31,078
                                                                                          2014    1.900       1.978       38,130
                                                                                          2013    1.350       1.900       47,224
                                                                                          2012    1.193       1.350       52,762
                                                                                          2011    1.205       1.193       87,783
                                                                                          2010    0.916       1.205      111,681
                                                                                          2009    0.677       0.916       88,307
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   26.834      25.168        1,220
                                                                                          2017   25.451      26.834        2,779
                                                                                          2016   24.680      25.451        6,771
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.685       0.874           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.800       0.800           --
                                                                                          2011    0.966       0.800           --
                                                                                          2010    0.882       0.966           --
                                                                                          2009    0.880       0.882           --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.600       1.545           --
                                                                                          2013    1.221       1.600       25,078
                                                                                          2012    1.082       1.221       93,571
                                                                                          2011    1.163       1.082      104,132
                                                                                          2010    1.024       1.163       31,933
                                                                                          2009    0.830       1.024       32,076
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.208       1.292           --
                                                                                          2009    0.838       1.208       31,300
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.171       1.313           --
                                                                                          2010    1.114       1.171       80,710
                                                                                          2009    0.937       1.114       80,614
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.880       0.885           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.626       1.605           --
                                                                                          2013    1.369       1.626           --
                                                                                          2012    1.187       1.369           --
                                                                                          2011    1.425       1.187           --
                                                                                          2010    1.289       1.425           --
                                                                                          2009    0.922       1.289           --
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.820       0.819           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.832       0.834           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.930       0.960           --
                                                                                          2009    0.596       0.930       21,562
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.148       1.123       10,793
                                                                                          2017    1.161       1.148       10,829
                                                                                          2016    1.180       1.161       10,863
                                                                                          2015    1.213       1.180        3,571
                                                                                          2014    1.184       1.213        3,575
                                                                                          2013    1.253       1.184        3,557
                                                                                          2012    1.253       1.253        3,481
                                                                                          2011    1.197       1.253        3,348
                                                                                          2010    1.154       1.197        3,391
                                                                                          2009    1.098       1.154        3,320
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.419       1.976        4,665
                                                                                          2017    2.250       2.419        7,570
                                                                                          2016    1.979       2.250       10,135
                                                                                          2015    2.073       1.979       10,119
                                                                                          2014    2.020       2.073       10,137
                                                                                          2013    1.536       2.020       85,605
                                                                                          2012    1.388       1.536       93,463
                                                                                          2011    1.518       1.388       93,486
                                                                                          2010    1.267       1.518       98,744
                                                                                          2009    1.004       1.267       98,952
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.898       1.767    --
                                                                               2017   1.690       1.898    --
                                                                               2016   1.572       1.690    --
                                                                               2015   1.668       1.572    --
                                                                               2014   1.510       1.668    --
                                                                               2013   1.154       1.510    --
                                                                               2012   1.059       1.154    --
                                                                               2011   1.077       1.059    --
                                                                               2010   0.963       1.077    --
                                                                               2009   0.739       0.963    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.460       2.136        22,077
                                                                                       2017   2.280       2.460        23,950
                                                                                       2016   2.112       2.280        24,705
                                                                                       2015   2.212       2.112        25,782
                                                                                       2014   1.880       2.212        27,833
                                                                                       2013   1.740       1.880        29,212
                                                                                       2012   1.721       1.740        46,995
                                                                                       2011   1.515       1.721        45,949
                                                                                       2010   1.460       1.515        47,358
                                                                                       2009   1.302       1.460        48,463
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.271       3.180         7,192
                                                                                       2017   2.564       3.271         9,068
                                                                                       2016   2.622       2.564        10,172
                                                                                       2015   2.537       2.622        10,290
                                                                                       2014   2.292       2.537        22,151
                                                                                       2013   1.742       2.292        40,112
                                                                                       2012   1.515       1.742        43,526
                                                                                       2011   1.562       1.515        56,703
                                                                                       2010   1.409       1.562        53,911
                                                                                       2009   0.958       1.409        64,099
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.830       1.734        38,042
                                                                                       2017   1.740       1.830        42,407
                                                                                       2016   1.564       1.740        43,222
                                                                                       2015   1.671       1.564        51,033
                                                                                       2014   1.658       1.671        67,652
                                                                                       2013   1.554       1.658        93,734
                                                                                       2012   1.366       1.554       178,587
                                                                                       2011   1.368       1.366       185,633
                                                                                       2010   1.211       1.368       224,167
                                                                                       2009   0.846       1.211       286,130
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.926       1.618        35,032
                                                                                       2017   1.535       1.926        35,129
                                                                                       2016   1.407       1.535        37,918
                                                                                       2015   1.670       1.407        42,525
                                                                                       2014   1.825       1.670        48,673
                                                                                       2013   1.964       1.825        74,403
                                                                                       2012   1.690       1.964        80,020
                                                                                       2011   2.123       1.690        94,192
                                                                                       2010   1.755       2.123       104,364
                                                                                       2009   1.063       1.755       148,577
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.403       1.401            --
                                                                                       2013   1.204       1.403       201,648
                                                                                       2012   1.083       1.204       138,278
                                                                                       2011   1.129       1.083       138,970
                                                                                       2010   1.019       1.129       138,391
                                                                                       2009   0.852       1.019       183,790

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.513       1.502            --
                                                                              2013   1.231       1.513       897,096
                                                                              2012   1.090       1.231       898,449
                                                                              2011   1.163       1.090     1,028,152
                                                                              2010   1.032       1.163     1,024,213
                                                                              2009   0.843       1.032     1,023,415
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.385       1.387            --
                                                                              2013   1.243       1.385       210,274
                                                                              2012   1.133       1.243       234,552
                                                                              2011   1.163       1.133       234,737
                                                                              2010   1.060       1.163       226,222
                                                                              2009   0.901       1.060       226,682
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.676       1.407         4,883
                                                                              2017   1.340       1.676         4,570
                                                                              2016   1.386       1.340         4,823
                                                                              2015   1.446       1.386         5,055
                                                                              2014   1.592       1.446         5,755
                                                                              2013   1.368       1.592        11,335
                                                                              2012   1.202       1.368        13,220
                                                                              2011   1.379       1.202        40,203
                                                                              2010   1.269       1.379        77,061
                                                                              2009   0.988       1.269        78,843
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.007       1.088            --
                                                                              2012   0.980       1.007       169,834
                                                                              2011   1.060       0.980       205,763
                                                                              2010   0.884       1.060       247,921
                                                                              2009   0.663       0.884       339,786
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   3.010       2.551        62,160
                                                                              2017   2.256       3.010        65,246
                                                                              2016   2.307       2.256        71,922
                                                                              2015   2.274       2.307        74,824
                                                                              2014   2.282       2.274        83,782
                                                                              2013   1.840       2.282        53,262
                                                                              2012   1.556       1.840        74,148
                                                                              2011   1.741       1.556        64,597
                                                                              2010   1.620       1.741        78,317
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.484       1.515            --
                                                                              2015   1.543       1.484        79,857
                                                                              2014   1.514       1.543        87,292
                                                                              2013   1.530       1.514        96,391
                                                                              2012   1.407       1.530       145,905
                                                                              2011   1.394       1.407       161,588
                                                                              2010   1.275       1.394       153,894
                                                                              2009   0.984       1.275       155,862
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.111       1.158            --
                                                                              2012   1.012       1.111        56,598
                                                                              2011   1.152       1.012        63,120
                                                                              2010   0.984       1.152        55,824
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.787       2.660         2,839
                                                                              2017   2.289       2.787           489
                                                                              2016   2.209       2.289           556
                                                                              2015   2.122       2.209           800
                                                                              2014   1.928       2.122           898
                                                                              2013   1.447       1.928           990
                                                                              2012   1.304       1.447         5,658
                                                                              2011   1.359       1.304        15,945
                                                                              2010   1.091       1.359        16,826
                                                                              2009   0.769       1.091        27,166
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.259       1.355            --
                                                                              2012   1.218       1.259        31,127
                                                                              2011   1.348       1.218        43,902
                                                                              2010   1.087       1.348        44,003
                                                                              2009   0.757       1.087        56,043
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08).................... 2018   1.127       1.093        79,473

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.112
                                                                                           2016   1.108
                                                                                           2015   1.131
                                                                                           2014   1.085
                                                                                           2013   1.124
                                                                                           2012   1.074
                                                                                           2011   1.035
                                                                                           2010   0.981
                                                                                           2009   0.921
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.191
                                                                                           2017   1.213
                                                                                           2016   1.242
                                                                                           2015   1.272
                                                                                           2014   1.304
                                                                                           2013   1.336
                                                                                           2012   1.370
                                                                                           2011   1.404
                                                                                           2010   1.438
                                                                                           2009   1.470
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.375
                                                                                           2017   1.273
                                                                                           2016   1.230
                                                                                           2015   1.274
                                                                                           2014   1.248
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.434
                                                                                           2017   1.281
                                                                                           2016   1.225
                                                                                           2015   1.272
                                                                                           2014   1.237
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.477
                                                                                           2017   1.270
                                                                                           2016   1.203
                                                                                           2015   1.254
                                                                                           2014   1.213
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.710
                                                                                           2017   1.526
                                                                                           2016   1.465
                                                                                           2015   1.468
                                                                                           2014   1.364
                                                                                           2013   1.162
                                                                                           2012   1.062
                                                                                           2011   1.051
                                                                                           2010   0.985
                                                                                           2009   0.863
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.850
                                                                                           2017   1.596
                                                                                           2016   1.528
                                                                                           2015   1.533
                                                                                           2014   1.423
                                                                                           2013   1.094
                                                                                           2012   0.995
                                                                                           2011   1.066
                                                                                           2010   0.978
                                                                                           2009   0.761
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.103
                                                                                           2012   0.979
                                                                                           2011   1.071
                                                                                           2010   0.961
                                                                                           2009   0.811
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.187
                                                                                           2017   1.794
                                                                                           2016   1.748
                                                                                           2015   1.746
                                                                                           2014   1.614
                                                                                           2013   1.363
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2018   1.804



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.127        92,181
                                                                                           1.112        94,213
                                                                                           1.108       126,471
                                                                                           1.131       158,691
                                                                                           1.085       229,984
                                                                                           1.124       265,117
                                                                                           1.074       249,140
                                                                                           1.035       301,673
                                                                                           0.981       320,258
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.180        21,346
                                                                                           1.191        22,442
                                                                                           1.213        21,712
                                                                                           1.242        27,709
                                                                                           1.272        28,815
                                                                                           1.304        30,462
                                                                                           1.336       123,151
                                                                                           1.370       198,748
                                                                                           1.404       179,756
                                                                                           1.438       284,059
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.282        62,283
                                                                                           1.375        61,457
                                                                                           1.273        60,237
                                                                                           1.230        60,501
                                                                                           1.274        61,630
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.313        23,643
                                                                                           1.434        23,329
                                                                                           1.281        89,543
                                                                                           1.225        89,916
                                                                                           1.272        90,605
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.324       920,475
                                                                                           1.477       969,913
                                                                                           1.270       971,241
                                                                                           1.203       971,756
                                                                                           1.254       971,524
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.602       184,548
                                                                                           1.710       211,322
                                                                                           1.526       226,134
                                                                                           1.465       248,480
                                                                                           1.468       267,380
                                                                                           1.364       314,748
                                                                                           1.162       354,903
                                                                                           1.062       376,439
                                                                                           1.051       410,438
                                                                                           0.985       443,131
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.799        62,088
                                                                                           1.850        69,971
                                                                                           1.596        71,782
                                                                                           1.528        62,568
                                                                                           1.533        65,343
                                                                                           1.423        89,239
                                                                                           1.094       153,620
                                                                                           0.995       166,766
                                                                                           1.066       202,971
                                                                                           0.978       266,159
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.210            --
                                                                                           1.103       295,072
                                                                                           0.979       356,678
                                                                                           1.071       398,428
                                                                                           0.961       416,528
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.008        23,643
                                                                                           2.187        24,938
                                                                                           1.794        26,752
                                                                                           1.748        26,406
                                                                                           1.746        28,052
                                                                                           1.614        28,525
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.762       109,251

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.349       1.804       118,352
                                                                          2016   1.385       1.349       129,525
                                                                          2015   1.284       1.385       156,516
                                                                          2014   1.144       1.284       201,057
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.947       1.808        15,747
                                                                          2017   1.646       1.947        17,180
                                                                          2016   1.514       1.646        19,116
                                                                          2015   1.538       1.514        39,413
                                                                          2014   1.393       1.538        48,165
                                                                          2013   1.084       1.393        50,989
                                                                          2012   0.963       1.084        54,064
                                                                          2011   0.971       0.963        58,408
                                                                          2010   0.869       0.971        71,127
                                                                          2009   0.707       0.869        71,482
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.603       1.541            --
                                                                          2017   1.530       1.603       203,887
                                                                          2016   1.328       1.530       210,965
                                                                          2015   1.450       1.328       241,622
                                                                          2014   1.355       1.450       284,624
                                                                          2013   1.054       1.355       324,305
                                                                          2012   0.948       1.054       519,870
                                                                          2011   0.952       0.948       597,566
                                                                          2010   0.895       0.952       684,639
                                                                          2009   0.826       0.895       789,578
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.520       1.397         7,765
                                                                          2017   1.389       1.520         8,877
                                                                          2016   1.307       1.389         9,844
                                                                          2015   1.345       1.307        12,772
                                                                          2014   1.272       1.345        13,942
                                                                          2013   1.098       1.272        20,595
                                                                          2012   1.011       1.098        38,884
                                                                          2011   1.014       1.011        48,191
                                                                          2010   0.946       1.014        79,834
                                                                          2009   0.820       0.946       114,376
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.288       2.005       281,176
                                                                          2017   1.990       2.288       158,831
                                                                          2016   1.786       1.990       167,416
                                                                          2015   1.835       1.786       211,429
                                                                          2014   1.700       1.835       218,667
                                                                          2013   1.285       1.700       244,987
                                                                          2012   1.131       1.285       101,383
                                                                          2011   1.150       1.131       116,055
                                                                          2010   1.059       1.150       124,120
                                                                          2009   0.900       1.059       177,018
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.685       1.529        64,664
                                                                          2017   1.495       1.685        70,372
                                                                          2016   1.294       1.495        72,937
                                                                          2015   1.321       1.294        82,084
                                                                          2014   1.358       1.321        98,643
                                                                          2013   1.095       1.358       114,695
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.135       1.537            --
                                                                          2012   0.980       1.135       100,874
                                                                          2011   1.018       0.980        68,698
                                                                          2010   0.894       1.018        93,176
                                                                          2009   0.640       0.894       101,352
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.167       2.092        31,672
                                                                          2017   1.661       2.167        30,118
                                                                          2016   1.675       1.661        34,477
                                                                          2015   1.552       1.675        39,000
                                                                          2014   1.460       1.552        60,965
                                                                          2013   1.164       1.460        95,368
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   2.233       2.031        48,827

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.867       2.233       50,484
                                                                                          2016    1.717       1.867       54,431
                                                                                          2015    1.717       1.717       65,184
                                                                                          2014    1.650       1.717       70,096
                                                                                          2013    1.173       1.650       92,161
                                                                                          2012    1.037       1.173      115,990
                                                                                          2011    1.048       1.037      154,009
                                                                                          2010    0.797       1.048      199,658
                                                                                          2009    0.589       0.797      217,982
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   26.525      24.866        2,061
                                                                                          2017   25.171      26.525        2,939
                                                                                          2016   24.416      25.171        3,047
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.689       0.879           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.804       0.804           --
                                                                                          2011    0.971       0.804           --
                                                                                          2010    0.887       0.971       40,642
                                                                                          2009    0.885       0.887       40,412
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.618       1.562           --
                                                                                          2013    1.235       1.618      170,806
                                                                                          2012    1.095       1.235      258,634
                                                                                          2011    1.178       1.095      321,823
                                                                                          2010    1.038       1.178      244,149
                                                                                          2009    0.841       1.038      278,498
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.219       1.304           --
                                                                                          2009    0.846       1.219      152,341
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.160       1.301           --
                                                                                          2010    1.104       1.160      116,027
                                                                                          2009    0.929       1.104      115,332
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.878       0.883           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.570       1.550           --
                                                                                          2013    1.323       1.570       85,125
                                                                                          2012    1.148       1.323      116,697
                                                                                          2011    1.378       1.148      138,830
                                                                                          2010    1.247       1.378      142,768
                                                                                          2009    0.892       1.247      188,562
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.818       0.817           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.831       0.832           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.935       0.965           --
                                                                                          2009    0.599       0.935       57,210
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.104       1.079       58,120
                                                                                          2017    1.117       1.104       94,110
                                                                                          2016    1.136       1.117       88,978
                                                                                          2015    1.168       1.136       84,014
                                                                                          2014    1.141       1.168       86,749
                                                                                          2013    1.208       1.141       89,334
                                                                                          2012    1.208       1.208       98,329
                                                                                          2011    1.155       1.208       82,228
                                                                                          2010    1.115       1.155      148,779
                                                                                          2009    1.061       1.115      201,343
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.363       1.929       49,930
                                                                                          2017    2.199       2.363       49,974
                                                                                          2016    1.935       2.199       50,993
                                                                                          2015    2.028       1.935       55,650
                                                                                          2014    1.977       2.028       69,134
                                                                                          2013    1.504       1.977       87,504
                                                                                          2012    1.360       1.504      184,440
                                                                                          2011    1.488       1.360      220,659
                                                                                          2010    1.243       1.488      253,250
                                                                                          2009    0.985       1.243      327,477
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03).................. 2018    1.914       1.781           --

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   1.705       1.914    --
                 2016   1.587       1.705    --
                 2015   1.684       1.587    --
                 2014   1.526       1.684    --
                 2013   1.167       1.526    --
                 2012   1.071       1.167    --
                 2011   1.090       1.071    --
                 2010   0.975       1.090    --
                 2009   0.749       0.975    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.608       2.263            --
                                                                                       2017   2.418       2.608            --
                                                                                       2016   2.242       2.418            --
                                                                                       2015   2.349       2.242            --
                                                                                       2014   1.997       2.349            --
                                                                                       2013   1.849       1.997            --
                                                                                       2012   1.830       1.849            --
                                                                                       2011   1.611       1.830            --
                                                                                       2010   1.554       1.611            --
                                                                                       2009   1.387       1.554            --
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.581       3.479         1,797
                                                                                       2017   2.808       3.581         1,927
                                                                                       2016   2.873       2.808         7,304
                                                                                       2015   2.781       2.873         7,438
                                                                                       2014   2.514       2.781         7,579
                                                                                       2013   1.912       2.514         7,712
                                                                                       2012   1.663       1.912         7,832
                                                                                       2011   1.716       1.663         7,971
                                                                                       2010   1.548       1.716         8,121
                                                                                       2009   1.054       1.548         8,261
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.995       1.890       216,549
                                                                                       2017   1.898       1.995       240,094
                                                                                       2016   1.708       1.898       349,671
                                                                                       2015   1.825       1.708       603,262
                                                                                       2014   1.811       1.825       643,338
                                                                                       2013   1.699       1.811       716,523
                                                                                       2012   1.495       1.699       741,214
                                                                                       2011   1.497       1.495     1,308,085
                                                                                       2010   1.326       1.497     1,324,886
                                                                                       2009   0.927       1.326        68,890
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.637       2.214           315
                                                                                       2017   2.103       2.637           331
                                                                                       2016   1.928       2.103           345
                                                                                       2015   2.289       1.928           360
                                                                                       2014   2.503       2.289           390
                                                                                       2013   2.696       2.503           391
                                                                                       2012   2.321       2.696           392
                                                                                       2011   2.918       2.321           393
                                                                                       2010   2.412       2.918           394
                                                                                       2009   1.462       2.412           396
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.397       1.394            --
                                                                                       2013   1.199       1.397        40,205
                                                                                       2012   1.079       1.199        40,236
                                                                                       2011   1.126       1.079            --
                                                                                       2010   1.016       1.126            --
                                                                                       2009   0.850       1.016            --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.506       1.494            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.226       1.506        32,832
                                                                              2012   1.086       1.226        32,861
                                                                              2011   1.159       1.086        72,488
                                                                              2010   1.029       1.159        72,563
                                                                              2009   0.841       1.029        72,643
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.379       1.380            --
                                                                              2013   1.238       1.379            --
                                                                              2012   1.129       1.238        13,931
                                                                              2011   1.159       1.129        14,729
                                                                              2010   1.057       1.159        15,757
                                                                              2009   0.899       1.057        16,727
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   2.112       1.772         2,564
                                                                              2017   1.690       2.112         2,854
                                                                              2016   1.748       1.690         5,371
                                                                              2015   1.825       1.748        20,982
                                                                              2014   2.011       1.825        22,034
                                                                              2013   1.729       2.011        23,427
                                                                              2012   1.519       1.729        28,517
                                                                              2011   1.744       1.519        31,274
                                                                              2010   1.605       1.744        81,624
                                                                              2009   1.251       1.605       160,878
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   1.003       1.084            --
                                                                              2012   0.977       1.003       346,323
                                                                              2011   1.057       0.977       343,251
                                                                              2010   0.882       1.057       341,884
                                                                              2009   0.662       0.882       360,279
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.997       2.538           300
                                                                              2017   2.247       2.997           315
                                                                              2016   2.299       2.247           328
                                                                              2015   2.268       2.299           342
                                                                              2014   2.276       2.268           371
                                                                              2013   1.836       2.276            --
                                                                              2012   1.554       1.836         3,700
                                                                              2011   1.739       1.554         3,702
                                                                              2010   1.619       1.739         3,705
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.448       1.479            --
                                                                              2015   1.507       1.448       299,639
                                                                              2014   1.479       1.507       437,253
                                                                              2013   1.495       1.479       556,363
                                                                              2012   1.376       1.495       556,976
                                                                              2011   1.364       1.376       600,493
                                                                              2010   1.248       1.364       542,857
                                                                              2009   0.964       1.248       486,895
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.270       1.323            --
                                                                              2012   1.158       1.270         4,442
                                                                              2011   1.319       1.158         2,191
                                                                              2010   1.126       1.319         2,532
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.676       1.484       172,804
                                                                              2017   1.469       1.676       191,201
                                                                              2016   1.299       1.469       197,687
                                                                              2015   1.381       1.299       203,566
                                                                              2014   1.250       1.381       208,251
                                                                              2013   0.958       1.250       212,048
                                                                              2012   0.833       0.958       226,310
                                                                              2011   0.890       0.833       249,991
                                                                              2010   0.780       0.890       254,469
                                                                              2009   0.675       0.780       275,312
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   3.112       2.969            --
                                                                              2017   2.558       3.112            --
                                                                              2016   2.469       2.558            --
                                                                              2015   2.373       2.469            --
                                                                              2014   2.158       2.373            --
                                                                              2013   1.620       2.158            --
                                                                              2012   1.461       1.620            --
                                                                              2011   1.523       1.461            --
                                                                              2010   1.223       1.523            --
                                                                              2009   0.862       1.223            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.491
                                                                                           2012   1.442
                                                                                           2011   1.598
                                                                                           2010   1.289
                                                                                           2009   0.898
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.126
                                                                                           2017   1.111
                                                                                           2016   1.108
                                                                                           2015   1.132
                                                                                           2014   1.087
                                                                                           2013   1.125
                                                                                           2012   1.076
                                                                                           2011   1.038
                                                                                           2010   0.984
                                                                                           2009   0.924
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.446
                                                                                           2017   1.473
                                                                                           2016   1.509
                                                                                           2015   1.547
                                                                                           2014   1.586
                                                                                           2013   1.626
                                                                                           2012   1.667
                                                                                           2011   1.710
                                                                                           2010   1.753
                                                                                           2009   1.793
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.367
                                                                                           2017   1.266
                                                                                           2016   1.224
                                                                                           2015   1.268
                                                                                           2014   1.243
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.426
                                                                                           2017   1.274
                                                                                           2016   1.220
                                                                                           2015   1.266
                                                                                           2014   1.232
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.468
                                                                                           2017   1.263
                                                                                           2016   1.197
                                                                                           2015   1.249
                                                                                           2014   1.208
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.810
                                                                                           2017   1.615
                                                                                           2016   1.552
                                                                                           2015   1.555
                                                                                           2014   1.446
                                                                                           2013   1.233
                                                                                           2012   1.127
                                                                                           2011   1.116
                                                                                           2010   1.047
                                                                                           2009   0.917
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   2.160
                                                                                           2017   1.864
                                                                                           2016   1.785
                                                                                           2015   1.792
                                                                                           2014   1.665
                                                                                           2013   1.280
                                                                                           2012   1.165
                                                                                           2011   1.248
                                                                                           2010   1.145
                                                                                           2009   0.892
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.284
                                                                                           2012   1.140
                                                                                           2011   1.249
                                                                                           2010   1.120
                                                                                           2009   0.946
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.583



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.603             --
                                                                                           1.491         16,208
                                                                                           1.442         14,714
                                                                                           1.598         16,857
                                                                                           1.289         89,226
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.091          6,163
                                                                                           1.126          6,922
                                                                                           1.111          7,638
                                                                                           1.108          8,538
                                                                                           1.132          8,538
                                                                                           1.087          8,538
                                                                                           1.125          8,538
                                                                                           1.076         34,124
                                                                                           1.038         34,988
                                                                                           0.984         85,816
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.432          1,032
                                                                                           1.446         32,679
                                                                                           1.473         44,972
                                                                                           1.509         79,039
                                                                                           1.547         79,848
                                                                                           1.586         80,127
                                                                                           1.626         88,739
                                                                                           1.667         92,316
                                                                                           1.710        149,119
                                                                                           1.753        159,455
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.274         19,067
                                                                                           1.367         33,935
                                                                                           1.266         29,616
                                                                                           1.224         23,314
                                                                                           1.268         88,975
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.305      1,890,855
                                                                                           1.426      2,039,374
                                                                                           1.274      2,259,148
                                                                                           1.220      2,355,557
                                                                                           1.266      2,729,385
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.315      8,453,137
                                                                                           1.468      8,500,057
                                                                                           1.263      9,209,573
                                                                                           1.197      9,579,342
                                                                                           1.249     10,220,092
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.694             --
                                                                                           1.810             --
                                                                                           1.615             --
                                                                                           1.552             --
                                                                                           1.555             --
                                                                                           1.446             --
                                                                                           1.233          2,173
                                                                                           1.127         26,381
                                                                                           1.116         26,383
                                                                                           1.047         26,385
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2.098         70,974
                                                                                           2.160         74,123
                                                                                           1.864         80,089
                                                                                           1.785          6,897
                                                                                           1.792          7,131
                                                                                           1.665          7,189
                                                                                           1.280          7,244
                                                                                           1.165          7,307
                                                                                           1.248          7,375
                                                                                           1.145         19,202
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.409             --
                                                                                           1.284         14,070
                                                                                           1.140         14,369
                                                                                           1.249         14,841
                                                                                           1.120         15,304
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2.370            671

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   2.119       2.583           719
                                                                          2016   2.066       2.119         4,736
                                                                          2015   2.065       2.066        12,006
                                                                          2014   1.910       2.065        13,270
                                                                          2013   1.614       1.910        14,559
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.793       1.751        19,992
                                                                          2017   1.342       1.793        21,130
                                                                          2016   1.378       1.342        38,596
                                                                          2015   1.278       1.378        64,616
                                                                          2014   1.139       1.278        71,274
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.935       1.796       134,485
                                                                          2017   1.636       1.935       134,609
                                                                          2016   1.506       1.636       146,295
                                                                          2015   1.531       1.506       154,641
                                                                          2014   1.388       1.531       180,569
                                                                          2013   1.080       1.388       183,943
                                                                          2012   0.960       1.080       243,263
                                                                          2011   0.968       0.960       264,789
                                                                          2010   0.867       0.968       258,672
                                                                          2009   0.706       0.867       242,469
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.836       1.764            --
                                                                          2017   1.753       1.836        13,244
                                                                          2016   1.522       1.753        25,421
                                                                          2015   1.663       1.522        26,865
                                                                          2014   1.555       1.663        27,172
                                                                          2013   1.210       1.555        27,347
                                                                          2012   1.089       1.210        27,508
                                                                          2011   1.094       1.089        25,174
                                                                          2010   1.029       1.094        26,945
                                                                          2009   0.950       1.029        67,329
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.512       1.388        97,477
                                                                          2017   1.382       1.512        32,251
                                                                          2016   1.301       1.382       106,501
                                                                          2015   1.339       1.301       113,123
                                                                          2014   1.267       1.339       140,256
                                                                          2013   1.094       1.267       147,793
                                                                          2012   1.008       1.094       163,493
                                                                          2011   1.012       1.008        53,880
                                                                          2010   0.945       1.012        58,722
                                                                          2009   0.819       0.945       111,198
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.609       2.285        11,549
                                                                          2017   2.271       2.609         3,306
                                                                          2016   2.039       2.271         7,840
                                                                          2015   2.096       2.039        17,816
                                                                          2014   1.943       2.096        19,416
                                                                          2013   1.468       1.943        21,186
                                                                          2012   1.294       1.468        24,760
                                                                          2011   1.316       1.294        51,358
                                                                          2010   1.213       1.316        54,171
                                                                          2009   1.030       1.213        81,744
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.675       1.519        49,953
                                                                          2017   1.487       1.675        50,802
                                                                          2016   1.288       1.487       297,637
                                                                          2015   1.315       1.288       332,933
                                                                          2014   1.352       1.315       349,151
                                                                          2013   1.091       1.352       350,373
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.131       1.531         1,107
                                                                          2012   0.978       1.131         5,149
                                                                          2011   1.016       0.978         5,242
                                                                          2010   0.892       1.016         5,556
                                                                          2009   0.640       0.892        79,085
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.471       2.384         1,108
                                                                          2017   1.895       2.471         1,188
                                                                          2016   1.912       1.895         8,837
                                                                          2015   1.772       1.912         8,921
                                                                          2014   1.668       1.772         9,011
                                                                          2013   1.330       1.668         9,095

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.871       2.610       13,918
                                                                                          2017    2.402       2.871       11,632
                                                                                          2016    2.209       2.402       17,192
                                                                                          2015    2.211       2.209       17,320
                                                                                          2014    2.125       2.211       30,547
                                                                                          2013    1.511       2.125       32,028
                                                                                          2012    1.337       1.511       36,551
                                                                                          2011    1.351       1.337       47,638
                                                                                          2010    1.029       1.351       50,562
                                                                                          2009    0.761       1.029       52,869
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   26.219      24.567        3,914
                                                                                          2017   24.893      26.219       13,636
                                                                                          2016   24.154      24.893       13,951
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.864       1.101           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    1.006       1.006           --
                                                                                          2011    1.216       1.006           --
                                                                                          2010    1.111       1.216       12,354
                                                                                          2009    1.108       1.111       13,025
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.780       1.719           --
                                                                                          2013    1.360       1.780       40,037
                                                                                          2012    1.207       1.360       44,063
                                                                                          2011    1.299       1.207       49,039
                                                                                          2010    1.145       1.299       48,710
                                                                                          2009    0.928       1.145      166,023
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.527       1.633           --
                                                                                          2009    1.060       1.527        3,650
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.328       1.489           --
                                                                                          2010    1.264       1.328        4,404
                                                                                          2009    1.064       1.264        4,790
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.876       0.881           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.826       1.802           --
                                                                                          2013    1.539       1.826          462
                                                                                          2012    1.336       1.539          463
                                                                                          2011    1.605       1.336          465
                                                                                          2010    1.453       1.605          466
                                                                                          2009    1.040       1.453          468
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.816       0.815           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.829       0.830           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    1.070       1.104           --
                                                                                          2009    0.686       1.070        3,001
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.097       1.072           --
                                                                                          2017    1.111       1.097           --
                                                                                          2016    1.130       1.111           --
                                                                                          2015    1.163       1.130           --
                                                                                          2014    1.136       1.163           --
                                                                                          2013    1.204       1.136           --
                                                                                          2012    1.204       1.204           --
                                                                                          2011    1.152       1.204       25,297
                                                                                          2010    1.112       1.152       25,297
                                                                                          2009    1.059       1.112       36,544
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    3.057       2.494        2,587
                                                                                          2017    2.845       3.057        2,878
                                                                                          2016    2.505       2.845        8,072
                                                                                          2015    2.626       2.505        8,413
                                                                                          2014    2.562       2.626        8,453
                                                                                          2013    1.950       2.562        8,490
                                                                                          2012    1.764       1.950       11,931
                                                                                          2011    1.931       1.764       10,415
                                                                                          2010    1.614       1.931       10,977
                                                                                          2009    1.280       1.614       11,292
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   2.113       1.965          907
                                                                               2017   1.883       2.113          972
                                                                               2016   1.754       1.883        1,031
                                                                               2015   1.862       1.754        1,097
                                                                               2014   1.688       1.862        1,168
                                                                               2013   1.291       1.688        1,234
                                                                               2012   1.186       1.291        1,293
                                                                               2011   1.208       1.186        1,362
                                                                               2010   1.081       1.208        1,436
                                                                               2009   0.831       1.081        1,505





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   1.968       1.707            --
                                                                                       2017   1.826       1.968            --
                                                                                       2016   1.694       1.826            --
                                                                                       2015   1.776       1.694            --
                                                                                       2014   1.511       1.776         6,661
                                                                                       2013   1.399       1.511        10,879
                                                                                       2012   1.386       1.399        11,273
                                                                                       2011   1.221       1.386        12,217
                                                                                       2010   1.178       1.221        16,983
                                                                                       2009   1.051       1.178        16,469
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.092       3.003           214
                                                                                       2017   2.426       3.092           216
                                                                                       2016   2.483       2.426           218
                                                                                       2015   2.405       2.483           220
                                                                                       2014   2.175       2.405           222
                                                                                       2013   1.655       2.175         1,950
                                                                                       2012   1.440       1.655         4,762
                                                                                       2011   1.487       1.440         2,806
                                                                                       2010   1.342       1.487         2,863
                                                                                       2009   0.914       1.342         2,830
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.647       1.559       413,076
                                                                                       2017   1.568       1.647       206,959
                                                                                       2016   1.411       1.568       218,752
                                                                                       2015   1.509       1.411       193,260
                                                                                       2014   1.498       1.509       203,141
                                                                                       2013   1.406       1.498       213,808
                                                                                       2012   1.238       1.406       216,104
                                                                                       2011   1.240       1.238       212,408
                                                                                       2010   1.099       1.240       224,182
                                                                                       2009   0.769       1.099        13,468
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.593       1.337           211
                                                                                       2017   1.271       1.593           213
                                                                                       2016   1.166       1.271           215
                                                                                       2015   1.385       1.166           217
                                                                                       2014   1.515       1.385         8,128
                                                                                       2013   1.633       1.515        12,615
                                                                                       2012   1.407       1.633        12,166
                                                                                       2011   1.769       1.407        11,040
                                                                                       2010   1.463       1.769        12,412
                                                                                       2009   0.887       1.463        13,190
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.295       1.292            --
                                                                                       2013   1.113       1.295            --
                                                                                       2012   1.002       1.113        10,210
                                                                                       2011   1.046       1.002        10,247
                                                                                       2010   0.944       1.046        10,288
                                                                                       2009   0.791       0.944        73,426

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.375       1.364            --
                                                                              2013   1.120       1.375        53,702
                                                                              2012   0.993       1.120        53,765
                                                                              2011   1.060       0.993        82,538
                                                                              2010   0.941       1.060        82,661
                                                                              2009   0.770       0.941        82,793
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.297       1.298            --
                                                                              2013   1.164       1.297       122,589
                                                                              2012   1.063       1.164       122,687
                                                                              2011   1.092       1.063       122,793
                                                                              2010   0.996       1.092       122,907
                                                                              2009   0.848       0.996       176,521
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.440       1.207           299
                                                                              2017   1.152       1.440           301
                                                                              2016   1.192       1.152           304
                                                                              2015   1.245       1.192           307
                                                                              2014   1.373       1.245           310
                                                                              2013   1.181       1.373         2,721
                                                                              2012   1.038       1.181         2,725
                                                                              2011   1.193       1.038            --
                                                                              2010   1.098       1.193           629
                                                                              2009   0.856       1.098           649
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.999       1.079            --
                                                                              2012   0.974       0.999        15,998
                                                                              2011   1.054       0.974        15,163
                                                                              2010   0.880       1.054        19,059
                                                                              2009   0.660       0.880        19,383
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   1.982       1.678         9,750
                                                                              2017   1.487       1.982         9,755
                                                                              2016   1.521       1.487         9,760
                                                                              2015   1.502       1.521         9,765
                                                                              2014   1.508       1.502         9,771
                                                                              2013   1.217       1.508            --
                                                                              2012   1.030       1.217            --
                                                                              2011   1.154       1.030           991
                                                                              2010   1.074       1.154         1,142
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.378       1.406            --
                                                                              2015   1.434       1.378       528,670
                                                                              2014   1.409       1.434       535,552
                                                                              2013   1.425       1.409       524,702
                                                                              2012   1.312       1.425       530,170
                                                                              2011   1.300       1.312       538,862
                                                                              2010   1.191       1.300       551,548
                                                                              2009   0.920       1.191       551,501
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.099       1.146            --
                                                                              2012   1.003       1.099         7,080
                                                                              2011   1.143       1.003         7,086
                                                                              2010   0.977       1.143         7,093
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.614       2.492           377
                                                                              2017   2.150       2.614           380
                                                                              2016   2.076       2.150           383
                                                                              2015   1.997       2.076           387
                                                                              2014   1.816       1.997           391
                                                                              2013   1.364       1.816         3,433
                                                                              2012   1.231       1.364         3,437
                                                                              2011   1.284       1.231            --
                                                                              2010   1.032       1.284            --
                                                                              2009   0.727       1.032            --
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.142       1.228            --
                                                                              2012   1.105       1.142            --
                                                                              2011   1.225       1.105            --
                                                                              2010   0.988       1.225            --
                                                                              2009   0.689       0.988            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08).................... 2018   1.108       1.073            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.094
                                                                                           2016   1.091
                                                                                           2015   1.116
                                                                                           2014   1.071
                                                                                           2013   1.110
                                                                                           2012   1.062
                                                                                           2011   1.025
                                                                                           2010   0.973
                                                                                           2009   0.914
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.013
                                                                                           2017   1.032
                                                                                           2016   1.058
                                                                                           2015   1.085
                                                                                           2014   1.113
                                                                                           2013   1.142
                                                                                           2012   1.171
                                                                                           2011   1.201
                                                                                           2010   1.232
                                                                                           2009   1.261
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.359
                                                                                           2017   1.260
                                                                                           2016   1.218
                                                                                           2015   1.263
                                                                                           2014   1.238
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.417
                                                                                           2017   1.267
                                                                                           2016   1.214
                                                                                           2015   1.261
                                                                                           2014   1.227
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.459
                                                                                           2017   1.256
                                                                                           2016   1.192
                                                                                           2015   1.244
                                                                                           2014   1.203
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.634
                                                                                           2017   1.459
                                                                                           2016   1.402
                                                                                           2015   1.406
                                                                                           2014   1.308
                                                                                           2013   1.116
                                                                                           2012   1.021
                                                                                           2011   1.011
                                                                                           2010   0.949
                                                                                           2009   0.832
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.692
                                                                                           2017   1.461
                                                                                           2016   1.400
                                                                                           2015   1.406
                                                                                           2014   1.307
                                                                                           2013   1.005
                                                                                           2012   0.916
                                                                                           2011   0.981
                                                                                           2010   0.901
                                                                                           2009   0.702
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   0.987
                                                                                           2012   0.877
                                                                                           2011   0.961
                                                                                           2010   0.863
                                                                                           2009   0.729
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   1.973
                                                                                           2017   1.620
                                                                                           2016   1.580
                                                                                           2015   1.580
                                                                                           2014   1.462
                                                                                           2013   1.236
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2018   1.783



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.108            --
                                                                                           1.094            --
                                                                                           1.091            --
                                                                                           1.116            --
                                                                                           1.071            --
                                                                                           1.110            --
                                                                                           1.062            --
                                                                                           1.025            --
                                                                                           0.973            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.002            --
                                                                                           1.013            --
                                                                                           1.032            --
                                                                                           1.058            --
                                                                                           1.085            --
                                                                                           1.113        33,487
                                                                                           1.142            --
                                                                                           1.171           196
                                                                                           1.201            --
                                                                                           1.232            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.266        46,366
                                                                                           1.359       124,614
                                                                                           1.260       124,644
                                                                                           1.218       124,708
                                                                                           1.263       124,773
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.297     3,625,128
                                                                                           1.417     3,592,143
                                                                                           1.267     3,754,936
                                                                                           1.214     4,215,413
                                                                                           1.261     4,935,159
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.307     4,136,483
                                                                                           1.459     5,275,268
                                                                                           1.256     5,434,537
                                                                                           1.192     5,502,649
                                                                                           1.244     5,624,745
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.529            --
                                                                                           1.634            --
                                                                                           1.459            --
                                                                                           1.402            --
                                                                                           1.406            --
                                                                                           1.308            --
                                                                                           1.116            --
                                                                                           1.021            --
                                                                                           1.011            --
                                                                                           0.949            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.644            --
                                                                                           1.692            --
                                                                                           1.461            --
                                                                                           1.400            --
                                                                                           1.406            --
                                                                                           1.307            --
                                                                                           1.005            --
                                                                                           0.916           699
                                                                                           0.981           805
                                                                                           0.901           900
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.083            --
                                                                                           0.987        11,954
                                                                                           0.877        12,307
                                                                                           0.961        12,370
                                                                                           0.863        12,428
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 1.810            --
                                                                                           1.973            --
                                                                                           1.620            --
                                                                                           1.580            --
                                                                                           1.580            --
                                                                                           1.462            --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.740         6,647

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.335       1.783         6,650
                                                                          2016   1.371       1.335         6,654
                                                                          2015   1.272       1.371         6,658
                                                                          2014   1.135       1.272         6,662
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.923       1.784            --
                                                                          2017   1.627       1.923            --
                                                                          2016   1.499       1.627            --
                                                                          2015   1.523       1.499            --
                                                                          2014   1.382       1.523            --
                                                                          2013   1.076       1.382            --
                                                                          2012   0.957       1.076            --
                                                                          2011   0.965       0.957            --
                                                                          2010   0.865       0.965            --
                                                                          2009   0.705       0.865            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.403       1.348            --
                                                                          2017   1.341       1.403        12,378
                                                                          2016   1.165       1.341        12,384
                                                                          2015   1.273       1.165        12,391
                                                                          2014   1.191       1.273        12,399
                                                                          2013   0.927       1.191        12,406
                                                                          2012   0.835       0.927        19,227
                                                                          2011   0.839       0.835        19,174
                                                                          2010   0.790       0.839        19,126
                                                                          2009   0.730       0.790        18,675
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.503       1.380       139,147
                                                                          2017   1.374       1.503       141,417
                                                                          2016   1.294       1.374       124,036
                                                                          2015   1.333       1.294        70,669
                                                                          2014   1.262       1.333        70,874
                                                                          2013   1.091       1.262        71,081
                                                                          2012   1.005       1.091        71,309
                                                                          2011   1.009       1.005        71,568
                                                                          2010   0.943       1.009        71,814
                                                                          2009   0.818       0.943        72,053
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.080       1.820           462
                                                                          2017   1.811       2.080           466
                                                                          2016   1.627       1.811           470
                                                                          2015   1.673       1.627           474
                                                                          2014   1.551       1.673           479
                                                                          2013   1.173       1.551         4,205
                                                                          2012   1.034       1.173         4,210
                                                                          2011   1.052       1.034            --
                                                                          2010   0.970       1.052            --
                                                                          2009   0.825       0.970            --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.664       1.509            --
                                                                          2017   1.478       1.664            --
                                                                          2016   1.281       1.478            --
                                                                          2015   1.309       1.281            --
                                                                          2014   1.347       1.309         9,017
                                                                          2013   1.087       1.347        12,934
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.128       1.525            --
                                                                          2012   0.975       1.128         4,123
                                                                          2011   1.014       0.975         4,145
                                                                          2010   0.891       1.014         4,175
                                                                          2009   0.639       0.891         4,297
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.134       2.058         7,056
                                                                          2017   1.638       2.134         7,059
                                                                          2016   1.653       1.638         7,063
                                                                          2015   1.533       1.653         7,067
                                                                          2014   1.444       1.533         7,071
                                                                          2013   1.152       1.444         7,075
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   2.336       2.122            --

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.955       2.336          --
                                                                                          2016    1.799       1.955          --
                                                                                          2015    1.801       1.799          --
                                                                                          2014    1.733       1.801          --
                                                                                          2013    1.233       1.733          --
                                                                                          2012    1.091       1.233       3,877
                                                                                          2011    1.103       1.091       3,963
                                                                                          2010    0.840       1.103       4,071
                                                                                          2009    0.622       0.840       4,458
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   25.917      24.272      26,450
                                                                                          2017   24.619      25.917      28,675
                                                                                          2016   23.896      24.619      31,608
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.600       0.765          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.698       0.698          --
                                                                                          2011    0.844       0.698          --
                                                                                          2010    0.772       0.844         381
                                                                                          2009    0.770       0.772         426
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.530       1.476          --
                                                                                          2013    1.169       1.530       5,165
                                                                                          2012    1.038       1.169      14,312
                                                                                          2011    1.118       1.038      14,284
                                                                                          2010    0.985       1.118       8,957
                                                                                          2009    0.799       0.985       8,939
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    0.998       1.067          --
                                                                                          2009    0.693       0.998       1,277
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.135       1.272          --
                                                                                          2010    1.082       1.135       5,484
                                                                                          2009    0.911       1.082       5,509
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.826       0.830          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.370       1.352          --
                                                                                          2013    1.155       1.370      10,716
                                                                                          2012    1.003       1.155      10,724
                                                                                          2011    1.206       1.003      11,046
                                                                                          2010    1.092       1.206      11,103
                                                                                          2009    0.782       1.092      11,156
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.747       0.746          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.770       0.771          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.928       0.957          --
                                                                                          2009    0.595       0.928       7,100
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.085       1.060         278
                                                                                          2017    1.099       1.085         280
                                                                                          2016    1.119       1.099         282
                                                                                          2015    1.152       1.119         285
                                                                                          2014    1.126       1.152         288
                                                                                          2013    1.194       1.126       2,527
                                                                                          2012    1.195       1.194       2,530
                                                                                          2011    1.144       1.195          --
                                                                                          2010    1.105       1.144          --
                                                                                          2009    1.052       1.105          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.007       1.637          --
                                                                                          2017    1.870       2.007          --
                                                                                          2016    1.647       1.870          --
                                                                                          2015    1.728       1.647          --
                                                                                          2014    1.686       1.728       6,894
                                                                                          2013    1.284       1.686      10,449
                                                                                          2012    1.162       1.284      12,528
                                                                                          2011    1.273       1.162      13,145
                                                                                          2010    1.064       1.273      16,700
                                                                                          2009    0.845       1.064      17,132
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03).................. 2018    1.837       1.708          --

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   1.638       1.837    --
                 2016   1.527       1.638    --
                 2015   1.621       1.527    --
                 2014   1.470       1.621    --
                 2013   1.126       1.470    --
                 2012   1.034       1.126    --
                 2011   1.054       1.034    --
                 2010   0.944       1.054    --
                 2009   0.725       0.944    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.441       2.116            --
                                                                                       2017   2.266       2.441            --
                                                                                       2016   2.102       2.266            --
                                                                                       2015   2.205       2.102         5,075
                                                                                       2014   1.877       2.205         4,944
                                                                                       2013   1.739       1.877         9,267
                                                                                       2012   1.723       1.739        10,567
                                                                                       2011   1.519       1.723         9,795
                                                                                       2010   1.466       1.519        11,535
                                                                                       2009   1.310       1.466        11,528
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.157       3.064            --
                                                                                       2017   2.478       3.157            --
                                                                                       2016   2.538       2.478            --
                                                                                       2015   2.459       2.538            --
                                                                                       2014   2.225       2.459            --
                                                                                       2013   1.694       2.225            --
                                                                                       2012   1.475       1.694            --
                                                                                       2011   1.523       1.475            --
                                                                                       2010   1.376       1.523            --
                                                                                       2009   0.937       1.376            --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.821       1.723         2,251
                                                                                       2017   1.735       1.821         2,278
                                                                                       2016   1.562       1.735         2,695
                                                                                       2015   1.671       1.562         2,737
                                                                                       2014   1.660       1.671         2,717
                                                                                       2013   1.558       1.660       174,891
                                                                                       2012   1.372       1.558       174,828
                                                                                       2011   1.376       1.372       180,409
                                                                                       2010   1.220       1.376       180,443
                                                                                       2009   0.854       1.220            --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.087       1.750            --
                                                                                       2017   1.666       2.087            --
                                                                                       2016   1.529       1.666            --
                                                                                       2015   1.817       1.529         4,676
                                                                                       2014   1.989       1.817         4,017
                                                                                       2013   2.144       1.989         5,814
                                                                                       2012   1.848       2.144         5,866
                                                                                       2011   2.325       1.848         6,014
                                                                                       2010   1.925       2.325         5,094
                                                                                       2009   1.168       1.925         5,999
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.384       1.380            --
                                                                                       2013   1.189       1.384            --
                                                                                       2012   1.072       1.189            --
                                                                                       2011   1.119       1.072            --
                                                                                       2010   1.011       1.119            --
                                                                                       2009   0.846       1.011            --
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09).............................. 2014   1.492       1.480            --

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.216       1.492            --
                                                                              2012   1.078       1.216            --
                                                                              2011   1.151       1.078            --
                                                                              2010   1.023       1.151            --
                                                                              2009   0.837       1.023            --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.366       1.367            --
                                                                              2013   1.227       1.366            --
                                                                              2012   1.121       1.227            --
                                                                              2011   1.152       1.121            --
                                                                              2010   1.052       1.152            --
                                                                              2009   0.895       1.052            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.657       1.388            --
                                                                              2017   1.327       1.657            --
                                                                              2016   1.374       1.327            --
                                                                              2015   1.435       1.374            --
                                                                              2014   1.583       1.435            --
                                                                              2013   1.363       1.583            --
                                                                              2012   1.198       1.363            --
                                                                              2011   1.378       1.198            --
                                                                              2010   1.269       1.378            --
                                                                              2009   0.990       1.269            --
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.995       1.075            --
                                                                              2012   0.970       0.995        19,651
                                                                              2011   1.051       0.970        19,608
                                                                              2010   0.878       1.051        19,525
                                                                              2009   0.659       0.878        19,730
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.362       1.999            --
                                                                              2017   1.773       2.362            --
                                                                              2016   1.816       1.773            --
                                                                              2015   1.793       1.816         5,938
                                                                              2014   1.801       1.793         6,066
                                                                              2013   1.454       1.801            --
                                                                              2012   1.232       1.454            --
                                                                              2011   1.381       1.232            --
                                                                              2010   1.286       1.381            --
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.518       1.549            --
                                                                              2015   1.581       1.518        27,115
                                                                              2014   1.553       1.581        26,761
                                                                              2013   1.572       1.553        32,423
                                                                              2012   1.448       1.572        33,476
                                                                              2011   1.436       1.448        39,121
                                                                              2010   1.316       1.436        40,525
                                                                              2009   1.017       1.316        47,822
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.088       1.133            --
                                                                              2012   0.993       1.088            --
                                                                              2011   1.132       0.993            --
                                                                              2010   0.967       1.132            --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............. 2018   1.656       1.466        11,502
                                                                              2017   1.453       1.656        11,799
                                                                              2016   1.286       1.453        12,717
                                                                              2015   1.369       1.286        15,383
                                                                              2014   1.241       1.369        52,712
                                                                              2013   0.952       1.241        56,318
                                                                              2012   0.828       0.952        60,296
                                                                              2011   0.886       0.828        78,815
                                                                              2010   0.777       0.886        98,533
                                                                              2009   0.673       0.777       105,845
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.784       2.653            --
                                                                              2017   2.290       2.784            --
                                                                              2016   2.213       2.290            --
                                                                              2015   2.129       2.213            --
                                                                              2014   1.938       2.129            --
                                                                              2013   1.456       1.938            --
                                                                              2012   1.315       1.456            --
                                                                              2011   1.372       1.315            --
                                                                              2010   1.103       1.372            --
                                                                              2009   0.778       1.103            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 2013   1.252
                                                                                           2012   1.213
                                                                                           2011   1.345
                                                                                           2010   1.085
                                                                                           2009   0.757
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 2018   1.156
                                                                                           2017   1.142
                                                                                           2016   1.140
                                                                                           2015   1.166
                                                                                           2014   1.120
                                                                                           2013   1.161
                                                                                           2012   1.111
                                                                                           2011   1.073
                                                                                           2010   1.019
                                                                                           2009   0.958
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.234
                                                                                           2017   1.259
                                                                                           2016   1.290
                                                                                           2015   1.324
                                                                                           2014   1.359
                                                                                           2013   1.395
                                                                                           2012   1.432
                                                                                           2011   1.469
                                                                                           2010   1.508
                                                                                           2009   1.544
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.351
                                                                                           2017   1.253
                                                                                           2016   1.212
                                                                                           2015   1.257
                                                                                           2014   1.233
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.409
                                                                                           2017   1.260
                                                                                           2016   1.208
                                                                                           2015   1.255
                                                                                           2014   1.222
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.451
                                                                                           2017   1.250
                                                                                           2016   1.186
                                                                                           2015   1.238
                                                                                           2014   1.198
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.689
                                                                                           2017   1.509
                                                                                           2016   1.451
                                                                                           2015   1.456
                                                                                           2014   1.355
                                                                                           2013   1.156
                                                                                           2012   1.058
                                                                                           2011   1.049
                                                                                           2010   0.985
                                                                                           2009   0.864
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.816
                                                                                           2017   1.569
                                                                                           2016   1.504
                                                                                           2015   1.511
                                                                                           2014   1.406
                                                                                           2013   1.082
                                                                                           2012   0.986
                                                                                           2011   1.057
                                                                                           2010   0.971
                                                                                           2009   0.757
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.071
                                                                                           2012   0.952
                                                                                           2011   1.044
                                                                                           2010   0.937
                                                                                           2009   0.792
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.158



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08).................................. 1.346            --
                                                                                           1.252            --
                                                                                           1.213            --
                                                                                           1.345            --
                                                                                           1.085            --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08)................................. 1.119            --
                                                                                           1.156            --
                                                                                           1.142            --
                                                                                           1.140            --
                                                                                           1.166            --
                                                                                           1.120            --
                                                                                           1.161            --
                                                                                           1.111            --
                                                                                           1.073            --
                                                                                           1.019            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.221            --
                                                                                           1.234            --
                                                                                           1.259            --
                                                                                           1.290            --
                                                                                           1.324            --
                                                                                           1.359            --
                                                                                           1.395            --
                                                                                           1.432            --
                                                                                           1.469            --
                                                                                           1.508            --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.258            --
                                                                                           1.351            --
                                                                                           1.253            --
                                                                                           1.212            --
                                                                                           1.257            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.289        66,928
                                                                                           1.409        71,118
                                                                                           1.260        83,542
                                                                                           1.208       135,727
                                                                                           1.255       164,715
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.299        67,819
                                                                                           1.451        72,065
                                                                                           1.250        84,696
                                                                                           1.186        89,735
                                                                                           1.238        94,605
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.579            --
                                                                                           1.689            --
                                                                                           1.509            --
                                                                                           1.451            --
                                                                                           1.456            --
                                                                                           1.355            --
                                                                                           1.156            --
                                                                                           1.058            --
                                                                                           1.049            --
                                                                                           0.985            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.763         1,698
                                                                                           1.816         1,710
                                                                                           1.569         1,825
                                                                                           1.504            --
                                                                                           1.511            --
                                                                                           1.406            --
                                                                                           1.082            --
                                                                                           0.986            --
                                                                                           1.057            --
                                                                                           0.971            --
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.175            --
                                                                                           1.071            --
                                                                                           0.952            --
                                                                                           1.044            --
                                                                                           0.937            --
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 1.979            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.773       2.158           --
                                                                          2016   1.730       1.773           --
                                                                          2015   1.731       1.730           --
                                                                          2014   1.602       1.731           --
                                                                          2013   1.355       1.602           --
 BHFTII Jennison Growth Subaccount (Class B) (4/14)...................... 2018   1.772       1.729       10,898
                                                                          2017   1.328       1.772       10,898
                                                                          2016   1.365       1.328       10,898
                                                                          2015   1.267       1.365       21,350
                                                                          2014   1.130       1.267       22,415
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.911       1.772           --
                                                                          2017   1.618       1.911           --
                                                                          2016   1.491       1.618           --
                                                                          2015   1.516       1.491           --
                                                                          2014   1.376       1.516           --
                                                                          2013   1.072       1.376           --
                                                                          2012   0.954       1.072           --
                                                                          2011   0.963       0.954           --
                                                                          2010   0.863       0.963           --
                                                                          2009   0.704       0.863           --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.581       1.519           --
                                                                          2017   1.511       1.581           --
                                                                          2016   1.314       1.511           --
                                                                          2015   1.437       1.314           --
                                                                          2014   1.344       1.437           --
                                                                          2013   1.047       1.344           --
                                                                          2012   0.943       1.047           --
                                                                          2011   0.949       0.943           --
                                                                          2010   0.894       0.949           --
                                                                          2009   0.826       0.894           --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.494       1.371        5,609
                                                                          2017   1.367       1.494        5,609
                                                                          2016   1.288       1.367        5,609
                                                                          2015   1.327       1.288        5,609
                                                                          2014   1.257       1.327           --
                                                                          2013   1.087       1.257           --
                                                                          2012   1.002       1.087           --
                                                                          2011   1.007       1.002           --
                                                                          2010   0.941       1.007           --
                                                                          2009   0.817       0.941           --
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.220       1.942           --
                                                                          2017   1.934       2.220           --
                                                                          2016   1.739       1.934           --
                                                                          2015   1.789       1.739           --
                                                                          2014   1.660       1.789           --
                                                                          2013   1.256       1.660           --
                                                                          2012   1.108       1.256           --
                                                                          2011   1.128       1.108           --
                                                                          2010   1.040       1.128           --
                                                                          2009   0.885       1.040           --
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.654       1.499       18,709
                                                                          2017   1.470       1.654       18,573
                                                                          2016   1.274       1.470       19,168
                                                                          2015   1.303       1.274       19,341
                                                                          2014   1.341       1.303       19,399
                                                                          2013   1.082       1.341       19,315
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.124       1.520           --
                                                                          2012   0.972       1.124           --
                                                                          2011   1.011       0.972           --
                                                                          2010   0.889       1.011           --
                                                                          2009   0.638       0.889           --
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.106       2.030           --
                                                                          2017   1.617       2.106           --
                                                                          2016   1.633       1.617           --
                                                                          2015   1.515       1.633           --
                                                                          2014   1.428       1.515           --
                                                                          2013   1.139       1.428           --

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....................... 2018    2.508       2.278          --
                                                                                          2017    2.101       2.508          --
                                                                                          2016    1.934       2.101          --
                                                                                          2015    1.937       1.934       3,700
                                                                                          2014    1.864       1.937       3,826
                                                                                          2013    1.327       1.864       6,328
                                                                                          2012    1.175       1.327       9,413
                                                                                          2011    1.189       1.175       9,587
                                                                                          2010    0.906       1.189      25,362
                                                                                          2009    0.671       0.906      28,419
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   25.619      23.980       1,158
                                                                                          2017   24.347      25.619       1,158
                                                                                          2016   23.640      24.347       1,158
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.679       0.864          --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.788       0.788          --
                                                                                          2011    0.954       0.788          --
                                                                                          2010    0.872       0.954          --
                                                                                          2009    0.870       0.872          --
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.569       1.514          --
                                                                                          2013    1.200       1.569      15,109
                                                                                          2012    1.066       1.200      20,564
                                                                                          2011    1.148       1.066      21,054
                                                                                          2010    1.013       1.148          --
                                                                                          2009    0.822       1.013          --
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.194       1.277          --
                                                                                          2009    0.830       1.194          --
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.156       1.295          --
                                                                                          2010    1.102       1.156      19,986
                                                                                          2009    0.928       1.102      20,660
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.872       0.877          --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.595       1.574          --
                                                                                          2013    1.346       1.595      11,200
                                                                                          2012    1.169       1.346      13,944
                                                                                          2011    1.407       1.169      14,443
                                                                                          2010    1.275       1.407      12,554
                                                                                          2009    0.913       1.275      13,507
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.812       0.812          --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.825       0.826          --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.920       0.948          --
                                                                                          2009    0.590       0.920          --
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.117       1.091          --
                                                                                          2017    1.132       1.117          --
                                                                                          2016    1.153       1.132          --
                                                                                          2015    1.187       1.153          --
                                                                                          2014    1.161       1.187          --
                                                                                          2013    1.232       1.161          --
                                                                                          2012    1.234       1.232          --
                                                                                          2011    1.182       1.234          --
                                                                                          2010    1.142       1.182          --
                                                                                          2009    1.088       1.142          --
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.355       1.919          --
                                                                                          2017    2.194       2.355          --
                                                                                          2016    1.933       2.194          --
                                                                                          2015    2.029       1.933       3,697
                                                                                          2014    1.982       2.029       3,672
                                                                                          2013    1.510       1.982       5,964
                                                                                          2012    1.367       1.510       8,290
                                                                                          2011    1.498       1.367       8,286
                                                                                          2010    1.253       1.498       7,803
                                                                                          2009    0.995       1.253       9,175
Dreyfus Socially Responsible Growth Fund, Inc.

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03)....... 2018   1.847       1.716    --
                                                                               2017   1.648       1.847    --
                                                                               2016   1.537       1.648    --
                                                                               2015   1.633       1.537    --
                                                                               2014   1.481       1.633    --
                                                                               2013   1.135       1.481    --
                                                                               2012   1.043       1.135    --
                                                                               2011   1.063       1.043    --
                                                                               2010   0.953       1.063    --
                                                                               2009   0.733       0.953    --





                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Managed Volatility Subaccount (Series I) (7/03)......................... 2018   2.393       2.074         3,866
                                                                                       2017   2.222       2.393         3,869
                                                                                       2016   2.063       2.222         3,873
                                                                                       2015   2.165       2.063         3,876
                                                                                       2014   1.844       2.165         3,880
                                                                                       2013   1.710       1.844         3,884
                                                                                       2012   1.695       1.710         4,463
                                                                                       2011   1.494       1.695         5,306
                                                                                       2010   1.443       1.494         6,193
                                                                                       2009   1.290       1.443         7,158
Alger Portfolios
 Alger Capital Appreciation Subaccount (Class S) (7/03)............................... 2018   3.182       3.087            --
                                                                                       2017   2.499       3.182            --
                                                                                       2016   2.561       2.499            --
                                                                                       2015   2.483       2.561         1,180
                                                                                       2014   2.247       2.483         1,224
                                                                                       2013   1.712       2.247        10,861
                                                                                       2012   1.491       1.712        14,522
                                                                                       2011   1.541       1.491        15,270
                                                                                       2010   1.393       1.541        16,775
                                                                                       2009   0.949       1.393        17,713
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class B) (4/08)............................... 2018   1.780       1.683        17,197
                                                                                       2017   1.696       1.780        17,548
                                                                                       2016   1.528       1.696        18,529
                                                                                       2015   1.635       1.528        19,032
                                                                                       2014   1.625       1.635        21,595
                                                                                       2013   1.526       1.625        49,469
                                                                                       2012   1.345       1.526        50,370
                                                                                       2011   1.350       1.345        41,056
                                                                                       2010   1.197       1.350        45,516
                                                                                       2009   0.838       1.197        39,809
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   1.874       1.571         4,288
                                                                                       2017   1.496       1.874         8,625
                                                                                       2016   1.374       1.496         8,401
                                                                                       2015   1.634       1.374         9,082
                                                                                       2014   1.789       1.634         7,584
                                                                                       2013   1.930       1.789        13,087
                                                                                       2012   1.664       1.930        15,202
                                                                                       2011   2.095       1.664        32,223
                                                                                       2010   1.735       2.095        34,378
                                                                                       2009   1.053       1.735        37,252
 BHFTI FOF - Balanced Strategy Subaccount (Class B) (5/09)............................ 2014   1.377       1.374            --
                                                                                       2013   1.184       1.377        73,924
                                                                                       2012   1.068       1.184        73,955
                                                                                       2011   1.115       1.068        73,990
                                                                                       2010   1.008       1.115        74,028
                                                                                       2009   0.844       1.008       186,445

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI FOF - Growth Strategy Subaccount (Class B) (5/09)..................... 2014   1.485       1.473            --
                                                                              2013   1.211       1.485            --
                                                                              2012   1.075       1.211            --
                                                                              2011   1.148       1.075            --
                                                                              2010   1.021       1.148            --
                                                                              2009   0.835       1.021            --
 BHFTI FOF - Moderate Strategy Subaccount (Class B) (5/09)................... 2014   1.360       1.360            --
                                                                              2013   1.222       1.360            --
                                                                              2012   1.117       1.222            --
                                                                              2011   1.148       1.117            --
                                                                              2010   1.049       1.148            --
                                                                              2009   0.893       1.049            --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2018   1.631       1.366         4,398
                                                                              2017   1.307       1.631        21,294
                                                                              2016   1.354       1.307        21,283
                                                                              2015   1.415       1.354        21,331
                                                                              2014   1.562       1.415        20,007
                                                                              2013   1.344       1.562        32,173
                                                                              2012   1.183       1.344        35,543
                                                                              2011   1.361       1.183        79,756
                                                                              2010   1.254       1.361        86,153
                                                                              2009   0.979       1.254        88,733
 BHFTI MLA Mid Cap Subaccount (Class B) (4/08)............................... 2013   0.991       1.071            --
                                                                              2012   0.967       0.991        56,399
                                                                              2011   1.048       0.967        68,175
                                                                              2010   0.876       1.048        70,725
                                                                              2009   0.658       0.876        76,288
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (5/10)................. 2018   2.957       2.501        17,273
                                                                              2017   2.221       2.957        17,021
                                                                              2016   2.275       2.221        18,854
                                                                              2015   2.248       2.275        20,682
                                                                              2014   2.260       2.248        20,838
                                                                              2013   1.825       2.260         7,952
                                                                              2012   1.547       1.825         7,969
                                                                              2011   1.734       1.547         8,213
                                                                              2010   1.616       1.734         3,634
 BHFTI Pioneer Strategic Income Subaccount (Class E) (4/08).................. 2016   1.449       1.479            --
                                                                              2015   1.510       1.449        18,130
                                                                              2014   1.485       1.510        20,174
                                                                              2013   1.503       1.485       108,657
                                                                              2012   1.385       1.503       120,552
                                                                              2011   1.375       1.385       116,521
                                                                              2010   1.260       1.375       129,095
                                                                              2009   0.974       1.260       129,539
 BHFTI RCM Technology Subaccount (Class E) (5/10)............................ 2013   1.091       1.137            --
                                                                              2012   0.997       1.091        14,471
                                                                              2011   1.137       0.997        19,408
                                                                              2010   0.972       1.137        23,351
 BHFTI T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08).............. 2018   2.711       2.582           982
                                                                              2017   2.231       2.711         1,010
                                                                              2016   2.157       2.231         1,798
                                                                              2015   2.077       2.157         1,793
                                                                              2014   1.891       2.077         1,829
                                                                              2013   1.422       1.891        30,989
                                                                              2012   1.284       1.422        38,423
                                                                              2011   1.341       1.284        41,567
                                                                              2010   1.078       1.341        46,281
                                                                              2009   0.761       1.078        49,243
 BHFTI Turner Mid Cap Growth Subaccount (Class B) (4/08)..................... 2013   1.237       1.330            --
                                                                              2012   1.199       1.237         5,560
                                                                              2011   1.330       1.199        19,253
                                                                              2010   1.074       1.330        20,397
                                                                              2009   0.749       1.074        21,576
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class B) (4/08).................... 2018   1.096       1.061        26,429

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.084
                                                                                           2016   1.082
                                                                                           2015   1.107
                                                                                           2014   1.064
                                                                                           2013   1.104
                                                                                           2012   1.057
                                                                                           2011   1.021
                                                                                           2010   0.970
                                                                                           2009   0.912
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 2018   1.159
                                                                                           2017   1.182
                                                                                           2016   1.213
                                                                                           2015   1.245
                                                                                           2014   1.279
                                                                                           2013   1.313
                                                                                           2012   1.348
                                                                                           2011   1.385
                                                                                           2010   1.422
                                                                                           2009   1.456
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 2018   1.343
                                                                                           2017   1.246
                                                                                           2016   1.206
                                                                                           2015   1.252
                                                                                           2014   1.228
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 2018   1.401
                                                                                           2017   1.254
                                                                                           2016   1.202
                                                                                           2015   1.250
                                                                                           2014   1.217
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 2018   1.442
                                                                                           2017   1.243
                                                                                           2016   1.180
                                                                                           2015   1.233
                                                                                           2014   1.193
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 2018   1.664
                                                                                           2017   1.487
                                                                                           2016   1.431
                                                                                           2015   1.436
                                                                                           2014   1.337
                                                                                           2013   1.142
                                                                                           2012   1.046
                                                                                           2011   1.037
                                                                                           2010   0.974
                                                                                           2009   0.855
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 2018   1.800
                                                                                           2017   1.555
                                                                                           2016   1.492
                                                                                           2015   1.500
                                                                                           2014   1.396
                                                                                           2013   1.075
                                                                                           2012   0.980
                                                                                           2011   1.051
                                                                                           2010   0.966
                                                                                           2009   0.754
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 2013   1.083
                                                                                           2012   0.964
                                                                                           2011   1.057
                                                                                           2010   0.950
                                                                                           2009   0.803
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 2018   2.127
                                                                                           2017   1.748
                                                                                           2016   1.707
                                                                                           2015   1.708
                                                                                           2014   1.582
                                                                                           2013   1.339
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 2018   1.762



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.096        25,345
                                                                                           1.084        24,780
                                                                                           1.082        25,839
                                                                                           1.107        25,400
                                                                                           1.064        64,932
                                                                                           1.104        67,170
                                                                                           1.057        72,715
                                                                                           1.021        77,568
                                                                                           0.970        82,674
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class B) (4/08)....................... 1.146        22,246
                                                                                           1.159        21,966
                                                                                           1.182        21,580
                                                                                           1.213        21,049
                                                                                           1.245        20,681
                                                                                           1.279        92,962
                                                                                           1.313        91,935
                                                                                           1.348        95,460
                                                                                           1.385        83,554
                                                                                           1.422        82,199
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (4/14)....................... 1.250            --
                                                                                           1.343            --
                                                                                           1.246            --
                                                                                           1.206            --
                                                                                           1.252            --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (4/14)....................... 1.280         8,135
                                                                                           1.401         8,660
                                                                                           1.254         9,070
                                                                                           1.202         9,521
                                                                                           1.250        93,382
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (4/14)....................... 1.291            --
                                                                                           1.442            --
                                                                                           1.243            --
                                                                                           1.180            --
                                                                                           1.233        58,198
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class B) (4/08)....................... 1.555         5,017
                                                                                           1.664         5,226
                                                                                           1.487         6,410
                                                                                           1.431         7,369
                                                                                           1.436         9,063
                                                                                           1.337         9,974
                                                                                           1.142        11,095
                                                                                           1.046        15,818
                                                                                           1.037        19,599
                                                                                           0.974        23,685
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class B) (4/08)...... 1.746        53,408
                                                                                           1.800        70,600
                                                                                           1.555        72,385
                                                                                           1.492        56,092
                                                                                           1.500        56,756
                                                                                           1.396        81,408
                                                                                           1.075        89,971
                                                                                           0.980       107,938
                                                                                           1.051       116,580
                                                                                           0.966       119,278
 BHFTII FI Value Leaders Subaccount (Class B) (4/08)...................................... 1.188            --
                                                                                           1.083        72,690
                                                                                           0.964        93,203
                                                                                           1.057       105,768
                                                                                           0.950       117,244
 BHFTII Frontier Mid Cap Growth Subaccount (Class B) (4/13)............................... 1.949         1,672
                                                                                           2.127         1,711
                                                                                           1.748         2,497
                                                                                           1.707         3,190
                                                                                           1.708         4,754
                                                                                           1.582         4,910
 BHFTII Jennison Growth Subaccount (Class B) (4/14)....................................... 1.718        24,345

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.321       1.762        51,658
                                                                          2016   1.358       1.321        58,866
                                                                          2015   1.261       1.358        60,096
                                                                          2014   1.126       1.261        69,620
 BHFTII MetLife Stock Index Subaccount (Class B) (4/08).................. 2018   1.900       1.760            --
                                                                          2017   1.609       1.900            --
                                                                          2016   1.483       1.609            --
                                                                          2015   1.509       1.483         6,264
                                                                          2014   1.370       1.509         6,498
                                                                          2013   1.068       1.370         6,508
                                                                          2012   0.951       1.068            --
                                                                          2011   0.960       0.951            --
                                                                          2010   0.861       0.960            --
                                                                          2009   0.702       0.861            --
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2018   1.559       1.498            --
                                                                          2017   1.491       1.559        48,551
                                                                          2016   1.297       1.491        48,319
                                                                          2015   1.419       1.297        51,960
                                                                          2014   1.329       1.419        56,086
                                                                          2013   1.035       1.329        66,152
                                                                          2012   0.933       1.035        74,064
                                                                          2011   0.939       0.933        78,538
                                                                          2010   0.885       0.939        88,934
                                                                          2009   0.818       0.885        93,019
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............ 2018   1.485       1.362         3,155
                                                                          2017   1.360       1.485         3,157
                                                                          2016   1.282       1.360         3,159
                                                                          2015   1.322       1.282         3,161
                                                                          2014   1.252       1.322         3,164
                                                                          2013   1.083       1.252         3,167
                                                                          2012   1.000       1.083         3,170
                                                                          2011   1.005       1.000         3,174
                                                                          2010   0.940       1.005         3,178
                                                                          2009   0.816       0.940         3,183
 BHFTII MFS(Reg. TM) Value Subaccount (Class E) (4/08)................... 2018   2.226       1.946        39,173
                                                                          2017   1.940       2.226        21,931
                                                                          2016   1.744       1.940        22,993
                                                                          2015   1.796       1.744        24,841
                                                                          2014   1.667       1.796        26,403
                                                                          2013   1.262       1.667       122,451
                                                                          2012   1.114       1.262        76,390
                                                                          2011   1.134       1.114        81,742
                                                                          2010   1.047       1.134        89,221
                                                                          2009   0.891       1.047        95,446
 BHFTII Neuberger Berman Genesis Subaccount (Class B) (4/13)............. 2018   1.643       1.488        24,143
                                                                          2017   1.461       1.643        30,030
                                                                          2016   1.267       1.461        30,585
                                                                          2015   1.296       1.267        31,246
                                                                          2014   1.335       1.296        33,742
                                                                          2013   1.078       1.335        48,710
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2013   1.120       1.514            --
                                                                          2012   0.969       1.120        24,603
                                                                          2011   1.009       0.969        27,492
                                                                          2010   0.887       1.009        30,979
                                                                          2009   0.637       0.887        33,461
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)....... 2018   2.108       2.031        14,585
                                                                          2017   1.619       2.108        15,015
                                                                          2016   1.636       1.619        16,381
                                                                          2015   1.519       1.636        18,430
                                                                          2014   1.432       1.519        20,396
                                                                          2013   1.143       1.432        37,087
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   2.172       1.972         1,105

                                                                                                 UNIT        UNIT     NUMBER OF
                                                                                                    VALUE      VALUE      UNITS
                                                                                                      AT        AT     OUTSTANDING
SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                             YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                          2017    1.820       2.172        5,484
                                                                                          2016    1.677       1.820        5,681
                                                                                          2015    1.680       1.677        5,834
                                                                                          2014    1.618       1.680        6,263
                                                                                          2013    1.152       1.618       12,615
                                                                                          2012    1.021       1.152       16,496
                                                                                          2011    1.033       1.021       37,339
                                                                                          2010    0.788       1.033       43,122
                                                                                          2009    0.584       0.788       47,620
 Western Asset Management Strategic Bond Opportunities Subaccount (Class E) (5/16)....... 2018   25.324      23.692        1,083
                                                                                          2017   24.079      25.324        1,115
                                                                                          2016   23.387      24.079        1,113
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)............................ 2009    0.683       0.869           --
 Credit Suisse International Equity Flex III Subaccount (12/09).......................... 2012    0.792       0.792           --
                                                                                          2011    0.958       0.792           --
                                                                                          2010    0.877       0.958       35,794
                                                                                          2009    0.875       0.877       36,850
Deutsche DWS Variable Series I
 Deutsche Capital Growth Subaccount (Class B) (7/03)..................................... 2014    1.586       1.531           --
                                                                                          2013    1.214       1.586       68,432
                                                                                          2012    1.078       1.214       73,431
                                                                                          2011    1.163       1.078      113,108
                                                                                          2010    1.026       1.163      100,007
                                                                                          2009    0.833       1.026      103,850
 Deutsche Global Opportunities Subaccount (Class B) (7/03)............................... 2010    1.205       1.288           --
                                                                                          2009    0.838       1.205        4,589
 Deutsche Health Care VIP Subaccount (Class B) (6/03).................................... 2011    1.145       1.282           --
                                                                                          2010    1.091       1.145       30,092
                                                                                          2009    0.920       1.091       34,167
Deutsche DWS Variable Series II
 Deutsche Conservative Allocation Subaccount (Class B) (8/04)............................ 2009    0.870       0.874           --
 Deutsche Global Growth Subaccount (Class B) (8/03)...................................... 2014    1.540       1.519           --
                                                                                          2013    1.300       1.540       18,845
                                                                                          2012    1.130       1.300       19,128
                                                                                          2011    1.360       1.130       14,878
                                                                                          2010    1.233       1.360       14,266
                                                                                          2009    0.884       1.233       14,380
 Deutsche Growth Allocation Subaccount (Class B) (9/04).................................. 2009    0.811       0.810           --
 Deutsche Moderate Allocation Subaccount (Class B) (8/04)................................ 2009    0.823       0.824           --
 Deutsche Technology Subaccount (Class B) (7/03)......................................... 2010    0.924       0.953           --
                                                                                          2009    0.593       0.924       27,657
 DWS Government & Agency Securities VIP Subaccount (Class B) (6/03)...................... 2018    1.074       1.048        5,959
                                                                                          2017    1.089       1.074        5,740
                                                                                          2016    1.109       1.089        5,519
                                                                                          2015    1.143       1.109        5,697
                                                                                          2014    1.118       1.143        5,516
                                                                                          2013    1.187       1.118        5,307
                                                                                          2012    1.190       1.187        4,538
                                                                                          2011    1.140       1.190        4,448
                                                                                          2010    1.102       1.140        4,524
                                                                                          2009    1.050       1.102        4,371
 DWS Small Mid Cap Value VIP Subaccount (Class B) (7/03)................................. 2018    2.299       1.873       10,318
                                                                                          2017    2.144       2.299       13,994
                                                                                          2016    1.890       2.144       14,876
                                                                                          2015    1.985       1.890       15,687
                                                                                          2014    1.939       1.985       15,824
                                                                                          2013    1.478       1.939       40,382
                                                                                          2012    1.339       1.478       44,890
                                                                                          2011    1.468       1.339       59,392
                                                                                          2010    1.229       1.468       64,677
                                                                                          2009    0.976       1.229       69,990
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Sustainable U.S. Equity Subaccount (Service Shares) (9/03).................. 2018    1.862       1.729           --

SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   1.662       1.862        4,808
                 2016   1.550       1.662        4,763
                 2015   1.648       1.550        4,762
                 2014   1.496       1.648        4,605
                 2013   1.147       1.496       11,974
                 2012   1.054       1.147       14,192
                 2011   1.075       1.054       14,998
                 2010   0.964       1.075       17,095
                 2009   0.742       0.964       17,620


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.

Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series I-DWS Capital Growth VIP - Class B was replaced by Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, DWS Variable Series II-DWS Global Growth VIP - Class B was replaced by Met Investors Series Trust-Oppenheimer Global Equity Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Moderate Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 40 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Balanced Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 60 Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-MetLife Growth Strategy Portfolio merged into Metropolitan Series Fund-MetLife Asset Allocation 80 Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.


Effective on or about 4/30/2018, BHFT II-BlackRock Large Cap Value Portfolio merged into BHFT II-MFS Value Portfolio and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS                                                                                 STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF                                                               CHANGES IN
           ACCOUNT               OPERATIONS                                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the year ended                                                        For the years ended
  Index Targeted Risk        December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017


------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global     For the year ended December 31, 2018 (commenced April 27, 2016 and began
  Multi-Asset Subaccount     transactions in 2018)

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the year ended                                                        For the years ended
  2020 Subaccount            December 31, 2018                                                         December 31, 2018
  Fidelity(R) VIP Freedom                                                                              and 2017
  2025 Subaccount
  Fidelity(R) VIP Freedom
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the year ended                                                        For the years ended
  FundsManager 60%           December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017



------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the years ended December 31,
  Index Targeted Risk        2018, 2017, 2016, 2015 and 2014
  Subaccount                 (commenced April 29, 2013 and
                             began transactions in 2014)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global
  Multi-Asset Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the years ended December 31,
  2020 Subaccount            2018, 2017, 2016, and the period
  Fidelity(R) VIP Freedom    from May 1, 2015
  2025 Subaccount            (commencement of operations)
  Fidelity(R) VIP Freedom    through December 31, 2015
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the years ended December 31,
  FundsManager 60%           2018, 2017, 2016, 2015, and the
  Subaccount                 period from November 17, 2014
                             (commencement of operations)
                             through December 31, 2014

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                 AB VPS GLOBAL         ALGER CAPITAL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           324,535   $          2,295,571   $          3,589,899   $        83,936,644
   Due from Brighthouse Life Insurance
     Company..............................                    --                     48                     --                    87
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               324,535              2,295,619              3,589,899            83,936,731
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           324,535   $          2,295,619   $          3,589,898   $        83,734,435
   Net assets from contracts in payout....                    --                     --                     --               202,296
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================



 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                           AMERICAN FUNDS(R)                                                      BHFTI
                                             GLOBAL SMALL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                            CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,480,364  $       212,857,577  $        169,119,740  $         4,544,878
   Due from Brighthouse Life Insurance
     Company............................                   --                  334                   187                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            1,480,364          212,857,911           169,119,927            4,544,878
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,478,282  $       212,278,093  $        168,494,761  $         4,544,878
   Net assets from contracts in payout..                2,082              579,818               625,166                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================



                                                  BHFTI                BHFTI                BHFTI                 BHFTI
                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION   MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,923,500  $         2,864,026  $        65,236,431  $         53,716,393
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             3,923,500            2,864,026           65,236,431            53,716,393
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,923,499  $         2,864,026  $        65,167,129  $         53,716,383
   Net assets from contracts in payout..                    --                   --               69,289                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================


                                                                      BHFTI
                                                  BHFTI           BRIGHTHOUSE/
                                               BRIGHTHOUSE      ABERDEEN EMERGING
                                             SMALL CAP VALUE     MARKETS EQUITY
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        79,425,090  $        32,510,423
   Due from Brighthouse Life Insurance
     Company............................                   32                    9
                                          -------------------  -------------------
        Total Assets....................           79,425,122           32,510,432
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        79,425,122  $        32,510,432
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        79,268,914  $        32,433,498
   Net assets from contracts in payout..              156,208               76,934
                                          -------------------  -------------------
        Total Net Assets................  $        79,425,122  $        32,510,432
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                BHFTI
                                              EATON VANCE           WELLINGTON          CLARION GLOBAL         CLEARBRIDGE
                                             FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE       AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,773,446  $         33,050,445  $         46,235,971  $       414,799,269
   Due from Brighthouse Life Insurance
     Company............................                   --                     5                    12                   17
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            3,773,446            33,050,450            46,235,983          414,799,286
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,762,646  $         32,953,487  $         46,102,314  $       413,685,043
   Net assets from contracts in payout..               10,799                96,963               133,669            1,114,243
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================



                                                  BHFTI                                     BHFTI                 BHFTI
                                             HARRIS OAKMARK           BHFTI                INVESCO              JPMORGAN
                                              INTERNATIONAL     INVESCO COMSTOCK      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        42,867,821  $       138,849,059  $         11,843,368  $         8,291,074
   Due from Brighthouse Life Insurance
     Company............................                   17                   10                     6                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           42,867,838          138,849,069            11,843,374            8,291,074
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,769,278  $       138,069,159  $         11,784,766  $         8,278,066
   Net assets from contracts in payout..               98,560              779,910                58,608               12,815
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================



                                                 BHFTI                 BHFTI
                                             LOOMIS SAYLES      METLIFE MULTI-INDEX
                                            GLOBAL MARKETS         TARGETED RISK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       116,130,307  $            101,299
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          116,130,307               101,299
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                    --
                                          -------------------  --------------------
        Total Liabilities...............                    4                    --
                                          -------------------  --------------------

NET ASSETS..............................  $       116,130,303  $            101,299
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,841,548  $            101,299
   Net assets from contracts in payout..              288,755                    --
                                          -------------------  --------------------
        Total Net Assets................  $       116,130,303  $            101,299
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                              MFS(R) RESEARCH      MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        45,817,411  $         8,695,917  $       268,404,407  $        40,399,384
   Due from Brighthouse Life Insurance
     Company..............................                   --                    8                  116                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           45,817,411            8,695,925          268,404,523           40,399,388
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,592,990  $         8,636,432  $       268,051,013  $        40,243,941
   Net assets from contracts in payout....              224,421               59,493              353,510              155,447
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI
                                                    PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                                TOTAL RETURN          MULTI-ASSET        AND INCOME ETF       SSGA GROWTH ETF
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       144,076,270  $            46,125  $        92,348,752  $       123,572,686
   Due from Brighthouse Life Insurance
     Company..............................                   20                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          144,076,290               46,125           92,348,752          123,572,686
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       143,286,739  $            46,120  $        92,348,751  $       123,572,685
   Net assets from contracts in payout....              789,551                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================


                                                   BHFTI                BHFTI
                                               T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP VALUE      MID CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       299,862,322  $         1,275,412
   Due from Brighthouse Life Insurance
     Company..............................                  238                   --
                                            -------------------  -------------------
       Total Assets.......................          299,862,560            1,275,412
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                   --                    1
                                            -------------------  -------------------

NET ASSETS................................  $       299,862,560  $         1,275,411
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       298,751,625  $         1,275,411
   Net assets from contracts in payout....            1,110,935                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       299,862,560  $         1,275,411
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                BHFTII                BHFTII                BHFTII
                                            VICTORY SYCAMORE          BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                              MID CAP VALUE          BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         29,300,293  $        105,251,768  $        172,931,277  $        169,157,890
   Due from Brighthouse Life Insurance
     Company............................                    51                   465                   162                 8,459
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            29,300,344           105,252,233           172,931,439           169,166,349
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,141,007  $        104,546,601  $        171,602,886  $        168,174,255
   Net assets from contracts in payout..               159,337               705,632             1,328,553               992,094
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,978,724  $         52,552,158  $        382,433,302  $        526,419,470
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    14                    17
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            14,978,724            52,552,158           382,433,316           526,419,487
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,978,712  $         52,528,880  $        382,282,502  $        526,376,503
   Net assets from contracts in payout..                    --                23,273               150,814                42,984
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================


                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,319,954   $           692,783
   Due from Brighthouse Life Insurance
     Company............................                   83                    --
                                          --------------------  --------------------
        Total Assets....................            1,320,037               692,783
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         1,320,037   $           692,783
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,285,499   $           692,783
   Net assets from contracts in payout..               34,538                    --
                                          --------------------  --------------------
        Total Net Assets................  $         1,320,037   $           692,783
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                              WELLINGTON          WELLINGTON CORE          FRONTIER             BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH      JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       207,016,140  $        102,413,745  $        64,833,889  $       363,480,333
   Due from Brighthouse Life Insurance
     Company............................                    7                   120                  102                    7
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          207,016,147           102,413,865           64,833,991          363,480,340
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       206,471,091  $        101,853,216  $        64,483,707  $       363,060,172
   Net assets from contracts in payout..              545,056               560,649              350,284              420,168
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================



                                                BHFTII                BHFTII                BHFTII              BHFTII
                                             LOOMIS SAYLES       METLIFE AGGREGATE      METLIFE MID CAP         METLIFE
                                            SMALL CAP CORE          BOND INDEX            STOCK INDEX     MSCI EAFE(R) INDEX
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,406,175  $         51,926,711  $        15,350,274  $        41,661,091
   Due from Brighthouse Life Insurance
     Company............................                   20                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            1,406,195            51,926,711           15,350,274           41,661,091
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,406,195  $         51,866,292  $        15,350,273  $        41,635,531
   Net assets from contracts in payout..                   --                60,416                   --               25,558
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================



                                                 BHFTII                 BHFTII
                                                 METLIFE                METLIFE
                                          RUSSELL 2000(R) INDEX       STOCK INDEX
                                               SUBACCOUNT             SUBACCOUNT
                                          ---------------------  -------------------
ASSETS:
   Investments at fair value............  $         89,981,407   $       755,196,349
   Due from Brighthouse Life Insurance
     Company............................                     1                    81
                                          ---------------------  -------------------
        Total Assets....................            89,981,408           755,196,430
                                          ---------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          ---------------------  -------------------
        Total Liabilities...............                    --                    --
                                          ---------------------  -------------------

NET ASSETS..............................  $         89,981,408   $       755,196,430
                                          =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         89,950,460   $       752,116,777
   Net assets from contracts in payout..                30,948             3,079,653
                                          ---------------------  -------------------
        Total Net Assets................  $         89,981,408   $       755,196,430
                                          =====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018




                                                                                            BHFTII               BHFTII
                                                BHFTII                BHFTII           NEUBERGER BERMAN       T. ROWE PRICE
                                          MFS(R) TOTAL RETURN      MFS(R) VALUE             GENESIS         LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       277,059,123  $        105,118,217  $         49,617,353  $        55,949,893
   Due from Brighthouse Life Insurance
     Company............................                  994                     2                   155                   41
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          277,060,117           105,118,219            49,617,508           55,949,934
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       275,447,312  $        104,819,817  $         49,564,360  $        55,220,687
   Net assets from contracts in payout..            1,612,805               298,402                53,148              729,247
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================


                                                                      BHFTII
                                                                   WESTERN ASSET            BHFTII
                                                BHFTII              MANAGEMENT           WESTERN ASSET
                                             T. ROWE PRICE        STRATEGIC BOND          MANAGEMENT             DELAWARE
                                           SMALL CAP GROWTH        OPPORTUNITIES        U.S. GOVERNMENT     VIP SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        99,301,491  $        133,489,348  $         61,098,398  $         8,251,061
   Due from Brighthouse Life Insurance
     Company............................                   20                    19                    --                    3
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           99,301,511           133,489,367            61,098,398            8,251,064
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        99,215,754  $        132,849,967  $         60,883,533  $         8,251,064
   Net assets from contracts in payout..               85,757               639,400               214,852                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================




                                                                  DWS GOVERNMENT &
                                           DREYFUS SUSTAINABLE         AGENCY
                                               U.S. EQUITY         SECURITIES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            529,451  $          1,505,981
   Due from Brighthouse Life Insurance
     Company............................                     3                    --
                                          --------------------  --------------------
        Total Assets....................               529,454             1,505,981
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                    --                     2
                                          --------------------  --------------------

NET ASSETS..............................  $            529,454  $          1,505,979
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            529,454  $          1,505,979
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            529,454  $          1,505,979
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                            FIDELITY(R)
                                                DWS SMALL            FIDELITY(R)            VIP DYNAMIC           FIDELITY(R)
                                            MID CAP VALUE VIP      VIP CONTRAFUND      CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,204,276  $         173,689,717  $          1,565,741  $        192,945,315
   Due from Brighthouse Life Insurance
     Company............................                     1                    143                    --                     7
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             3,204,277            173,689,860             1,565,741           192,945,322
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,204,277  $         173,354,239  $          1,565,732  $        192,632,219
   Net assets from contracts in payout..                    --                335,621                    --               313,103
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================



                                               FIDELITY(R)           FIDELITY(R)           FIDELITY(R)           FIDELITY(R)
                                            VIP FREEDOM 2020      VIP FREEDOM 2025      VIP FREEDOM 2030      VIP FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            366,988  $            942,997  $            563,583  $            157,144
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               366,988               942,997               563,583               157,144
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            366,988  $            942,996  $            563,583  $            157,143
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================


                                                                     FIDELITY(R)
                                               FIDELITY(R)               VIP
                                            VIP FREEDOM 2050      FUNDSMANAGER 60%
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            371,752  $        570,284,134
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               371,752           570,284,134
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    25
                                          --------------------  --------------------
        Total Liabilities...............                    --                    25
                                          --------------------  --------------------

NET ASSETS..............................  $            371,752  $        570,284,109
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            371,752  $        570,284,109
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            371,752  $        570,284,109
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               FIDELITY(R)           FIDELITY(R)         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             VIP HIGH INCOME         VIP MID CAP           INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,648,439  $        200,990,705  $         15,473,516  $         11,189,550
   Due from Brighthouse Life Insurance
     Company............................                    --                   133                     7                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,648,439           200,990,838            15,473,523            11,189,550
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,623,944  $        200,354,552  $         15,461,461  $         11,177,558
   Net assets from contracts in payout..                24,491               636,286                12,062                11,992
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================


                                                                  FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,059,927  $         19,886,550  $        14,319,181  $        43,703,162
   Due from Brighthouse Life Insurance
     Company............................                    --                    22                   14                   28
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            12,059,927            19,886,572           14,319,195           43,703,190
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,059,825  $         19,831,967  $        14,318,816  $        43,594,473
   Net assets from contracts in payout..                    --                54,605                  379              108,717
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================



                                              INVESCO V.I.         INVESCO V.I.
                                                COMSTOCK       DIVERSIFIED DIVIDEND
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,687,570  $           740,498
   Due from Brighthouse Life Insurance
     Company............................                   45                   --
                                          -------------------  --------------------
        Total Assets....................            3,687,615              740,498
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
        Total Liabilities...............                   --                   --
                                          -------------------  --------------------

NET ASSETS..............................  $         3,687,615  $           740,498
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,581,977  $           716,433
   Net assets from contracts in payout..              105,638               24,065
                                          -------------------  --------------------
        Total Net Assets................  $         3,687,615  $           740,498
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                    INVESCO V.I.
                                              INVESCO V.I.           GOVERNMENT           INVESCO V.I.          INVESCO V.I.
                                            EQUITY AND INCOME        SECURITIES        MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         38,404,499  $          5,682,202  $          1,089,587  $           2,944,761
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                      4
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            38,404,499             5,682,202             1,089,587              2,944,765
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         38,362,385  $          5,579,901  $          1,089,586  $           2,915,353
   Net assets from contracts in payout..                42,114               102,299                    --                 29,412
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================


                                                                                                                    LMPVET
                                             JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               ENTERPRISE          GLOBAL RESEARCH          OVERSEAS           AGGRESSIVE GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         11,953,163  $            540,579  $         25,260,442  $         269,465,948
   Due from Brighthouse Life Insurance
     Company............................                    79                    --                     1                    106
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            11,953,242               540,579            25,260,443            269,466,054
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,902,546  $            540,551  $         25,172,684  $         268,737,565
   Net assets from contracts in payout..                50,696                    --                87,759                728,489
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        218,901,356  $         74,936,335
   Due from Brighthouse Life Insurance
     Company............................                    68                    43
                                          --------------------  --------------------
        Total Assets....................           218,901,424            74,936,378
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        218,901,424  $         74,936,378
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        218,248,664  $         74,433,059
   Net assets from contracts in payout..               652,760               503,319
                                          --------------------  --------------------
        Total Net Assets................  $        218,901,424  $         74,936,378
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $        85,877,388  $        89,737,938   $        25,013,887   $         43,386,230
   Due from Brighthouse Life Insurance
     Company............................                    47                   30                    19                     78
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            85,877,435           89,737,968            25,013,906             43,386,308
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        85,278,899  $        88,942,792   $        24,869,837   $         43,210,705
   Net assets from contracts in payout..               598,536              795,176               144,069                175,603
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================



                                                 LMPVET                LMPVET               LMPVET                LMPVIT
                                               QS VARIABLE           QS VARIABLE          QS VARIABLE          WESTERN ASSET
                                           CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH          CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        35,760,150   $         17,063,864  $        24,860,031  $        48,591,247
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           35,760,150             17,063,864           24,860,031           48,591,247
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        35,264,363   $         17,059,015  $        24,839,170  $        48,318,435
   Net assets from contracts in payout..              495,785                  4,847               20,859              272,798
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================


                                                 LMPVIT
                                              WESTERN ASSET
                                             VARIABLE GLOBAL    MORGAN STANLEY VIS
                                             HIGH YIELD BOND     MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,432,354  $           750,836
   Due from Brighthouse Life Insurance
     Company............................                   --                    5
                                          -------------------  -------------------
       Total Assets.....................            4,432,354              750,841
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                   --
                                          -------------------  -------------------

NET ASSETS..............................  $         4,432,351  $           750,841
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,342,742  $           750,841
   Net assets from contracts in payout..               89,609                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         4,432,351  $           750,841
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                           TAP 1919 VARIABLE
                                                PIONEER VCT            PIONEER VCT        SOCIALLY RESPONSIVE
                                               MID CAP VALUE       REAL ESTATE SHARES          BALANCED              VIF GROWTH
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............   $         12,504,643   $          5,099,040   $         31,150,847   $          7,029,693
   Due from Brighthouse Life Insurance
     Company............................                     14                      5                     --                     13
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................             12,504,657              5,099,045             31,150,847              7,029,706
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         12,420,395   $          5,099,045   $         31,123,888   $          6,916,130
   Net assets from contracts in payout..                 84,262                     --                 26,958                113,576
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                 AB VPS GLOBAL        ALGER CAPITAL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                THEMATIC GROWTH       APPRECIATION              BOND             GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $             89,679  $           650,750
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,340               47,257                55,332            1,529,686
      Administrative charges...............                   618                4,023                 5,805              134,619
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                 6,958               51,280                61,137            1,664,305
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               (6,958)             (51,280)                28,542          (1,013,555)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              430,949                 5,456            6,982,275
      Realized gains (losses) on sale of
        investments........................                40,994              128,727              (23,978)            4,005,233
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                40,994              559,676              (18,522)           10,987,508
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (77,473)            (541,107)             (104,792)         (19,732,783)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (36,479)               18,569             (123,314)          (8,745,275)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (43,437)  $          (32,711)  $           (94,772)  $       (9,758,830)
                                             ====================  ===================  ====================  ===================

                                              AMERICAN FUNDS(R)                                                      BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                               CAPITALIZATION            GROWTH            GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,437  $          1,036,184  $         2,648,068  $             77,678
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,496             3,980,363            3,258,204                38,001
      Administrative charges...............                2,677               338,903              281,795                   424
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               29,173             4,319,266            3,539,999                38,425
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (27,736)           (3,283,082)            (891,931)                39,253
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               80,291            24,723,963           13,483,674               282,828
      Realized gains (losses) on sale of
        investments........................               59,355            10,043,472            7,266,349                35,548
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              139,646            34,767,435           20,750,023               318,376
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (316,992)          (33,457,818)         (24,790,802)             (611,130)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (177,346)             1,309,617          (4,040,779)             (292,754)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (205,082)  $        (1,973,465)  $       (4,932,710)  $          (253,501)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION   MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            48,888  $             48,694
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,987                26,486
      Administrative charges...............                1,101                   860
                                             -------------------  --------------------
        Total expenses.....................               34,088                27,346
                                             -------------------  --------------------
           Net investment income (loss)....               14,800                21,348
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              233,964               135,902
      Realized gains (losses) on sale of
        investments........................               11,249                 (321)
                                             -------------------  --------------------
           Net realized gains (losses).....              245,213               135,581
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (541,753)             (287,722)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (296,540)             (152,141)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (281,740)  $          (130,793)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                        BHFTI
                                                      BHFTI                 BHFTI                 BHFTI             BRIGHTHOUSE/
                                                    BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                   HIGH YIELD       ASSET ALLOCATION 100     SMALL CAP VALUE       MARKETS EQUITY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,634,071   $           657,238  $          1,054,208  $          1,010,755
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               970,234               762,230             1,405,538               647,688
      Administrative charges................                53,120                 3,298                60,550                53,162
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,023,354               765,528             1,466,088               700,850
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,610,717             (108,290)             (411,880)               309,905
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,326,720             5,477,717                    --
      Realized gains (losses) on sale of
        investments.........................             (532,823)             1,350,927               795,324               213,951
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (532,823)             3,677,647             6,273,041               213,951
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,823,357)          (10,195,207)          (21,499,837)           (6,844,317)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (5,356,180)           (6,517,560)          (15,226,796)           (6,630,366)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,745,463)   $       (6,625,850)  $       (15,638,676)  $        (6,320,461)
                                              ====================  ====================  ====================  ====================

                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                 BHFTI
                                                  EATON VANCE           WELLINGTON          CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           108,215  $            345,521  $          3,223,151  $         3,992,058
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               55,957               544,018               727,184            6,121,779
      Administrative charges................                4,889                51,210                41,936               74,100
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................               60,846               595,228               769,120            6,195,879
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               47,369             (249,707)             2,454,031          (2,203,821)
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --             4,489,409                    --           22,617,434
      Realized gains (losses) on sale of
        investments.........................                  883             1,294,105             (479,413)           15,160,392
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                  883             5,783,514             (479,413)           37,777,826
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (127,902)           (8,193,059)           (7,232,314)         (69,278,560)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (127,019)           (2,409,545)           (7,711,727)         (31,500,734)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (79,650)  $        (2,659,252)  $        (5,257,696)  $      (33,704,555)
                                              ===================  ====================  ====================  ===================


                                                      BHFTI
                                                 HARRIS OAKMARK             BHFTI
                                                  INTERNATIONAL       INVESCO COMSTOCK
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,091,631  $          1,082,065
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               829,100             2,637,738
      Administrative charges................                55,707               243,166
                                              --------------------  --------------------
        Total expenses......................               884,807             2,880,904
                                              --------------------  --------------------
           Net investment income (loss).....               206,824           (1,798,839)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             2,293,491            12,763,442
      Realized gains (losses) on sale of
        investments.........................               433,090             7,784,613
                                              --------------------  --------------------
           Net realized gains (losses)......             2,726,581            20,548,055
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (17,658,313)          (40,581,666)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (14,931,732)          (20,033,611)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (14,724,908)  $       (21,832,450)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI                BHFTI
                                                    INVESCO             JPMORGAN            LOOMIS SAYLES     METLIFE MULTI-INDEX
                                               SMALL CAP GROWTH      SMALL CAP VALUE       GLOBAL MARKETS        TARGETED RISK
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           140,210  $         2,814,006  $              1,707
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               225,241              161,129            1,674,070                   686
      Administrative charges...............                11,990                7,618                1,065                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               237,231              168,747            1,675,135                   686
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (237,231)             (28,537)            1,138,871                 1,021
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,793,549              614,086            8,492,787                 6,317
      Realized gains (losses) on sale of
        investments........................                62,865              239,990            5,124,909                   453
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,856,414              854,076           13,617,696                 6,770
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,927,681)          (2,289,273)         (22,436,732)              (15,977)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (1,071,267)          (1,435,197)          (8,819,036)               (9,207)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,308,498)  $       (1,463,734)  $       (7,680,165)  $            (8,186)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI                BHFTI                 BHFTI               BHFTI
                                                MFS(R) RESEARCH      MORGAN STANLEY          OPPENHEIMER       PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,074,863  $                --  $         3,856,081  $           765,392
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               767,840              171,279            4,428,753              638,627
      Administrative charges...............                61,529               14,200              131,600               40,992
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               829,369              185,479            4,560,353              679,619
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               245,494            (185,479)            (704,272)               85,773
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,912,986           31,009,914                   --
      Realized gains (losses) on sale of
        investments........................               642,726            1,083,500           13,206,536            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               642,726            2,996,486           44,216,450            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,259,509)          (1,860,308)         (87,814,803)          (1,119,276)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,616,783)            1,136,178         (43,598,353)          (1,705,973)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (8,371,289)  $           950,699  $      (44,302,625)  $       (1,620,200)
                                             ====================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,080,985  $                603
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,384,177                   185
      Administrative charges...............              168,580                    --
                                             -------------------  --------------------
        Total expenses.....................            2,552,757                   185
                                             -------------------  --------------------
           Net investment income (loss)....            (471,772)                   418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 2,028
      Realized gains (losses) on sale of
        investments........................            (398,806)                   (7)
                                             -------------------  --------------------
           Net realized gains (losses).....            (398,806)                 2,021
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,262,786)               (5,712)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,661,592)               (3,691)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,133,364)  $            (3,273)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                                      BHFTI                BHFTI
                                                  SSGA GROWTH             BHFTI             T. ROWE PRICE        T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,430,457  $         2,886,413  $         6,440,126  $                 --
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,314,164            1,789,212            5,030,991                25,232
      Administrative charges...............                    --                   --              389,667                 2,195
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,314,164            1,789,212            5,420,658                27,427
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,116,293            1,097,201            1,019,468              (27,427)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,640,732            8,155,795           33,130,404               209,955
      Realized gains (losses) on sale of
        investments........................             1,141,448            1,643,386            3,136,721                20,225
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             5,782,180            9,799,181           36,267,125               230,180
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (14,682,180)         (24,522,882)         (72,475,425)             (246,363)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,900,000)         (14,723,701)         (36,208,300)              (16,183)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (7,783,707)  $      (13,626,500)  $      (35,188,832)  $           (43,610)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI               BHFTII                BHFTII               BHFTII
                                               VICTORY SYCAMORE         BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                                 MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            212,588  $         3,753,445  $            242,282  $         1,700,028
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               609,417            1,604,389             2,546,373            2,325,318
      Administrative charges...............                50,572              108,255               195,063              172,431
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               659,989            1,712,644             2,741,436            2,497,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (447,401)            2,040,801           (2,499,154)            (797,721)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,121,897                   --            26,501,581               10,299
      Realized gains (losses) on sale of
        investments........................               118,337            (471,389)            13,025,998              479,644
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,240,234            (471,389)            39,527,579              489,943
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,698,125)          (4,005,202)          (33,069,448)              829,844
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (3,457,891)          (4,476,591)             6,458,131            1,319,787
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (3,905,292)  $       (2,435,790)  $          3,958,977  $           522,066
                                             ====================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           359,592   $          1,173,163
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              238,512                778,649
      Administrative charges...............               11,540                 23,111
                                             --------------------  --------------------
        Total expenses.....................              250,052                801,760
                                             --------------------  --------------------
           Net investment income (loss)....              109,540                371,403
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              212,067              1,774,785
      Realized gains (losses) on sale of
        investments........................            (136,873)                105,612
                                             --------------------  --------------------
           Net realized gains (losses).....               75,194              1,880,397
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (852,435)            (5,452,143)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (777,241)            (3,571,746)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (667,701)   $        (3,200,343)
                                             ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                 BHFTII BRIGHTHOUSE/
                                                     BHFTII                BHFTII                BHFTII              DIMENSIONAL
                                                   BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          7,072,122  $          7,858,792  $              6,772  $             18,418
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,050,910             9,576,197                27,520                14,509
      Administrative charges................               174,365               394,968                 2,610                 1,167
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,225,275             9,971,165                30,130                15,676
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               846,847           (2,112,373)              (23,358)                 2,742
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            16,467,453            26,787,494                98,317                51,843
      Realized gains (losses) on sale of
        investments.........................             1,743,184             4,420,802                67,214               (4,178)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            18,210,637            31,208,296               165,531                47,665
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (50,099,114)          (85,155,118)             (373,632)             (240,643)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (31,888,477)          (53,946,822)             (208,101)             (192,978)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (31,041,630)  $       (56,059,195)  $          (231,459)  $          (190,236)
                                              ====================  ====================  ====================  ====================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,086,230  $          1,877,661  $                 --  $          1,347,795
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,911,160             1,789,084             1,006,770             5,394,389
      Administrative charges................               13,085               140,865                90,986                85,298
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,924,245             1,929,949             1,097,756             5,479,687
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,161,985              (52,288)           (1,097,756)           (4,131,892)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           17,493,287             6,176,077             8,513,867            62,085,581
      Realized gains (losses) on sale of
        investments.........................            4,176,786             1,007,098             2,293,637            11,883,302
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           21,670,073             7,183,175            10,807,504            73,968,883
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (33,381,060)           (8,638,840)          (14,449,546)          (69,831,757)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................         (11,710,987)           (1,455,665)           (3,642,042)             4,137,126
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (10,549,002)  $        (1,507,953)  $        (4,739,798)  $              5,234
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES       METLIFE AGGREGATE
                                                 SMALL CAP CORE          BOND INDEX
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,630,242
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,690               639,183
      Administrative charges................                 2,301                     5
                                              --------------------  --------------------
        Total expenses......................                30,991               639,188
                                              --------------------  --------------------
           Net investment income (loss).....              (30,991)               991,054
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               153,235                    --
      Realized gains (losses) on sale of
        investments.........................                12,649             (227,686)
                                              --------------------  --------------------
           Net realized gains (losses)......               165,884             (227,686)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (351,478)           (1,602,047)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (185,594)           (1,829,733)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (216,585)  $          (838,679)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                    BHFTII               BHFTII                BHFTII                BHFTII
                                                METLIFE MID CAP          METLIFE               METLIFE               METLIFE
                                                  STOCK INDEX      MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            231,224  $         1,489,369  $          1,242,730   $        15,398,085
                                             --------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               224,606              573,428             1,333,646            10,582,906
      Administrative charges...............                    --                  994                 3,946               123,758
                                             --------------------  -------------------  ---------------------  -------------------
        Total expenses.....................               224,606              574,422             1,337,592            10,706,664
                                             --------------------  -------------------  ---------------------  -------------------
           Net investment income (loss)....                 6,618              914,947              (94,862)             4,691,421
                                             --------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,554,241                   --             7,471,114            48,603,680
      Realized gains (losses) on sale of
        investments........................               448,001            (447,150)             3,880,792            31,938,575
                                             --------------------  -------------------  ---------------------  -------------------
           Net realized gains (losses).....             2,002,242            (447,150)            11,351,906            80,542,255
                                             --------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,214,820)          (7,887,972)          (23,166,686)         (129,016,686)
                                             --------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (2,212,578)          (8,335,122)          (11,814,780)          (48,474,431)
                                             --------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,205,960)  $       (7,420,175)  $       (11,909,642)   $      (43,783,010)
                                             ====================  ===================  =====================  ===================



                                                                                              BHFTII                BHFTII
                                                   BHFTII                BHFTII          NEUBERGER BERMAN        T. ROWE PRICE
                                             MFS(R) TOTAL RETURN      MFS(R) VALUE            GENESIS          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,635,585  $          1,807,970  $           182,238  $            140,461
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,306,255             1,788,443              779,473               939,392
      Administrative charges...............              301,843               115,949               35,852                70,216
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,608,098             1,904,392              815,325             1,009,608
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,027,487              (96,422)            (633,087)             (869,147)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           19,345,690             7,782,770            7,166,457            11,771,126
      Realized gains (losses) on sale of
        investments........................            5,424,351             1,227,695            2,492,766             1,960,553
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           24,770,041             9,010,465            9,659,223            13,731,679
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,721,468)          (22,543,998)         (12,969,747)          (14,072,775)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (23,951,427)          (13,533,533)          (3,310,524)             (341,096)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (21,923,940)  $       (13,629,955)  $       (3,943,611)  $        (1,210,243)
                                             ===================  ====================  ===================  ====================

                                                                         BHFTII
                                                                      WESTERN ASSET
                                                   BHFTII              MANAGEMENT
                                                T. ROWE PRICE        STRATEGIC BOND
                                              SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         7,849,226
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,488,753            2,250,819
      Administrative charges...............               40,688              190,339
                                             -------------------  -------------------
        Total expenses.....................            1,529,441            2,441,158
                                             -------------------  -------------------
           Net investment income (loss)....          (1,529,441)            5,408,068
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,313,014                   --
      Realized gains (losses) on sale of
        investments........................            4,505,815              427,440
                                             -------------------  -------------------
           Net realized gains (losses).....           14,818,829              427,440
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,182,188)         (14,112,643)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,363,359)         (13,685,203)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (7,892,800)  $       (8,277,135)
                                             ===================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTII
                                                 WESTERN ASSET                                                DWS GOVERNMENT &
                                                  MANAGEMENT            DELAWARE        DREYFUS SUSTAINABLE        AGENCY
                                                U.S. GOVERNMENT    VIP SMALL CAP VALUE      U.S. EQUITY        SECURITIES VIP
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,479,888  $            91,022  $             8,278  $            37,372
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              788,714               69,234               10,892               29,207
      Administrative charges................               51,882                   31                  839                2,350
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................              840,596               69,265               11,731               31,557
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....              639,292               21,757              (3,453)                5,815
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              774,071              102,871                   --
      Realized gains (losses) on sale of
        investments.........................            (501,935)              347,429                3,619             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......            (501,935)            1,121,500              106,490             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (457,171)          (2,881,874)            (140,260)              (4,860)
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (959,106)          (1,760,374)             (33,770)             (36,678)
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (319,814)  $       (1,738,617)  $          (37,223)  $          (30,863)
                                              ===================  ===================  ===================  ===================


                                                                                               FIDELITY(R)
                                                    DWS SMALL            FIDELITY(R)           VIP DYNAMIC           FIDELITY(R)
                                                MID CAP VALUE VIP      VIP CONTRAFUND     CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             38,403  $            927,867  $              6,168  $          4,879,857
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                71,531             2,783,316                23,347             2,785,162
      Administrative charges................                 5,793               121,709                 1,368                 7,115
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                77,324             2,905,025                24,715             2,792,277
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (38,921)           (1,977,158)              (18,547)             2,087,580
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               678,670            18,336,352               193,688            10,436,756
      Realized gains (losses) on sale of
        investments.........................                18,670             6,041,850                76,859             1,832,376
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               697,340            24,378,202               270,547            12,269,132
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,360,304)          (36,778,465)             (345,902)          (34,753,495)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (662,964)          (12,400,263)              (75,355)          (22,484,363)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (701,885)  $       (14,377,421)  $           (93,902)  $       (20,396,783)
                                              ====================  ====================  ====================  ====================



                                                   FIDELITY(R)           FIDELITY(R)
                                                VIP FREEDOM 2020      VIP FREEDOM 2025
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,056  $             12,239
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,101                 5,019
      Administrative charges................                    --                    --
                                              --------------------  --------------------
        Total expenses......................                 3,101                 5,019
                                              --------------------  --------------------
           Net investment income (loss).....                 1,955                 7,220
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                10,583                 9,307
      Realized gains (losses) on sale of
        investments.........................                 1,145                 2,229
                                              --------------------  --------------------
           Net realized gains (losses)......                11,728                11,536
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (37,111)             (102,208)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (25,383)              (90,672)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (23,428)  $           (83,452)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                    FIDELITY(R)
                                                   FIDELITY(R)          FIDELITY(R)           FIDELITY(R)               VIP
                                                VIP FREEDOM 2030     VIP FREEDOM 2040      VIP FREEDOM 2050      FUNDSMANAGER 60%
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              7,030  $             1,613  $              3,849  $          7,761,244
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 5,435                1,537                 2,241            12,581,197
      Administrative charges................                    19                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 5,454                1,537                 2,241            12,581,197
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,576                   76                 1,608           (4,819,953)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                15,294                3,349                 4,718            73,800,727
      Realized gains (losses) on sale of
        investments.........................                 2,997                2,487                  (33)             (200,665)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                18,291                5,836                 4,685            73,600,062
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (75,842)             (25,720)              (49,967)         (120,518,579)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (57,551)             (19,884)              (45,282)          (46,918,517)
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (55,975)  $          (19,808)  $           (43,674)  $       (51,738,470)
                                              ====================  ===================  ====================  ====================


                                                   FIDELITY(R)           FIDELITY(R)        FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 VIP HIGH INCOME         VIP MID CAP          INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            930,015  $            995,800  $           860,894  $            313,541
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               216,673             3,244,323              290,841               196,728
      Administrative charges................                     8               122,491               26,543                20,080
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................               216,681             3,366,814              317,384               216,808
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               713,334           (2,371,014)              543,510                96,733
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            22,457,501                   --               488,222
      Realized gains (losses) on sale of
        investments.........................             (243,978)             4,818,970              205,006               227,968
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......             (243,978)            27,276,471              205,006               716,190
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,213,210)          (62,570,723)          (1,747,573)           (2,142,879)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (1,457,188)          (35,294,252)          (1,542,567)           (1,426,689)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (743,854)  $       (37,665,266)  $         (999,057)  $        (1,329,956)
                                              ====================  ====================  ===================  ====================

                                                                       FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN        SMALL-MID CAP
                                              RISING DIVIDENDS VIP       GROWTH VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            177,479  $                --
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               248,985              380,152
      Administrative charges................                21,020               26,197
                                              --------------------  -------------------
        Total expenses......................               270,005              406,349
                                              --------------------  -------------------
           Net investment income (loss).....              (92,526)            (406,349)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               859,617            2,390,994
      Realized gains (losses) on sale of
        investments.........................               619,620            (243,118)
                                              --------------------  -------------------
           Net realized gains (losses)......             1,479,237            2,147,876
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (2,238,427)          (3,100,867)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (759,190)            (952,991)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (851,716)  $       (1,359,340)
                                              ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                               FTVIPT TEMPLETON
                                                  DEVELOPING         FTVIPT TEMPLETON         INVESCO V.I.
                                                  MARKETS VIP           FOREIGN VIP             COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            149,356  $          1,370,006  $              75,663
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................               205,760               852,634                 70,774
      Administrative charges...............                   298                60,899                  6,993
                                             --------------------  --------------------  ---------------------
         Total expenses....................               206,058               913,533                 77,767
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....              (56,702)               456,473                (2,104)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                430,004
      Realized gains (losses) on sale of
         investments.......................                21,747               255,216                323,733
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                21,747               255,216                753,737
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (3,020,054)           (9,744,281)            (1,325,843)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................           (2,998,307)           (9,489,065)              (572,106)
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (3,055,009)  $        (9,032,592)  $           (574,210)
                                             ====================  ====================  =====================

                                                                                               INVESCO V.I.
                                                 INVESCO V.I.            INVESCO V.I.           GOVERNMENT
                                             DIVERSIFIED DIVIDEND      EQUITY AND INCOME        SECURITIES
                                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              17,657  $             884,525  $             117,514
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 19,371                685,457                101,489
      Administrative charges...............                  1,460                 68,928                  9,298
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 20,831                754,385                110,787
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                (3,174)                130,140                  6,727
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 28,331              1,965,273                     --
      Realized gains (losses) on sale of
         investments.......................                120,252              1,557,142               (62,042)
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                148,583              3,522,415               (62,042)
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              (225,835)            (8,606,299)               (51,641)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (77,252)            (5,083,884)              (113,683)
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (80,426)  $         (4,953,744)  $           (106,956)
                                             =====================  =====================  =====================


                                                 INVESCO V.I.          INVESCO V.I.          JANUS HENDERSON
                                              MANAGED VOLATILITY       S&P 500 INDEX           ENTERPRISE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $             22,177  $             41,713  $              14,908
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                24,909                44,292                179,661
      Administrative charges...............                 1,948                 3,330                 14,152
                                             --------------------  --------------------  ---------------------
         Total expenses....................                26,857                47,622                193,813
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....               (4,680)               (5,909)              (178,905)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                44,745               248,395                688,893
      Realized gains (losses) on sale of
         investments.......................              (25,077)                38,091              1,085,539
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                19,668               286,486              1,774,432
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................             (179,700)             (617,581)            (1,732,020)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................             (160,032)             (331,095)                 42,412
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (164,712)  $          (337,004)  $           (136,493)
                                             ====================  ====================  =====================


                                                 JANUS HENDERSON
                                                 GLOBAL RESEARCH
                                                   SUBACCOUNT
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               5,884
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,322
      Administrative charges...............                     17
                                             ---------------------
         Total expenses....................                  3,339
                                             ---------------------
           Net investment income (loss)....                  2,545
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --
      Realized gains (losses) on sale of
         investments.......................                 12,001
                                             ---------------------
           Net realized gains (losses).....                 12,001
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (60,782)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (48,781)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (46,236)
                                             =====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                         LMPVET                LMPVET                LMPVET
                                                JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           511,448  $          1,894,203   $         3,027,403   $         1,197,333
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              402,895             4,686,284             3,527,619             1,460,449
      Administrative charges...............                4,755               381,187               345,481               127,871
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              407,650             5,067,471             3,873,100             1,588,320
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              103,798           (3,173,268)             (845,697)             (390,987)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,863,953            10,193,629             4,975,894
      Realized gains (losses) on sale of
        investments........................          (1,129,024)            15,916,478            14,775,384             5,604,793
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......          (1,129,024)            35,780,431            24,969,013            10,580,687
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,926,288)          (60,443,753)          (30,758,377)          (15,624,160)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,055,312)          (24,663,322)           (5,789,364)           (5,043,473)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,951,514)  $       (27,836,590)   $       (6,635,061)   $       (5,434,460)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           280,673  $         1,546,090   $            143,554   $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,421,241            1,379,933                479,436               737,200
      Administrative charges...............               108,808              123,710                 45,433                53,609
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,530,049            1,503,643                524,869               790,809
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....           (1,249,376)               42,447              (381,315)             (790,809)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,672,306            6,475,307                521,483             5,109,481
      Realized gains (losses) on sale of
        investments........................             5,331,463            3,768,246              1,027,733             3,743,000
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             8,003,769           10,243,553              1,549,216             8,852,481
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,357,704)         (20,521,882)            (5,276,434)           (6,704,144)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               646,065         (10,278,329)            (3,727,218)             2,148,337
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (603,311)  $      (10,235,882)   $        (4,108,533)   $         1,357,528
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                                  QS VARIABLE           QS VARIABLE
                                              CONSERVATIVE GROWTH         GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           996,083   $           516,176
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              534,201               260,479
      Administrative charges...............               60,955                31,246
                                             --------------------  -------------------
        Total expenses.....................              595,156               291,725
                                             --------------------  -------------------
          Net investment income (loss).....              400,927               224,451
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,081,539             1,098,651
      Realized gains (losses) on sale of
        investments........................              970,310               120,648
                                             --------------------  -------------------
          Net realized gains (losses)......            2,051,849             1,219,299
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,669,710)           (3,216,412)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,617,861)           (1,997,113)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,216,934)   $       (1,772,662)
                                             ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVIT
                                                     LMPVET               LMPVIT             WESTERN ASSET
                                                   QS VARIABLE         WESTERN ASSET        VARIABLE GLOBAL     MORGAN STANLEY VIS
                                                 MODERATE GROWTH         CORE PLUS          HIGH YIELD BOND      MULTI CAP GROWTH
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            687,227  $         1,822,728  $            244,034  $                 --
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               360,315              782,450                83,479                17,355
      Administrative charges................                42,616               76,688                 7,561                 1,216
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               402,931              859,138                91,040                18,571
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               284,296              963,590               152,994              (18,571)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,136,949                   --                    --               207,358
      Realized gains (losses) on sale of
        investments.........................               442,779          (1,119,978)              (85,568)                93,922
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             1,579,728          (1,119,978)              (85,568)               301,280
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,918,663)          (1,998,150)             (354,138)             (190,096)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (2,338,935)          (3,118,128)             (439,706)               111,184
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,054,639)  $       (2,154,538)  $          (286,712)  $             92,613
                                              ====================  ===================  ====================  ====================


                                                                                            TAP 1919 VARIABLE
                                                   PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                  MID CAP VALUE      REAL ESTATE SHARES         BALANCED             VIF GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,353  $            141,119  $            337,719  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               264,700               104,915               433,006              127,901
      Administrative charges................                24,332                 8,687                11,179               11,804
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               289,032               113,602               444,185              139,705
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (215,679)                27,517             (106,466)            (139,705)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,339,925               576,689             2,730,907            1,466,795
      Realized gains (losses) on sale of
        investments.........................               (7,990)             (265,610)               525,084              341,212
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             1,331,935               311,079             3,255,991            1,808,007
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (4,495,008)             (884,649)           (3,761,011)          (1,222,634)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,163,073)             (573,570)             (505,020)              585,373
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,378,752)  $          (546,053)  $          (611,486)  $           445,668
                                              ====================  ====================  ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          AB VPS GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (6,958)  $       (5,909)  $       (51,280)  $      (49,609)
   Net realized gains (losses)........            40,994           32,263           559,676          305,349
   Change in unrealized gains
     (losses) on investments..........          (77,473)           97,342         (541,107)          392,106
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (43,437)          123,696          (32,711)          647,846
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --             1,193            2,250
   Net transfers (including fixed
     account).........................             8,087         (48,835)          (55,902)           11,374
   Contract charges...................             (159)            (181)             (379)            (435)
   Transfers for contract benefits
     and terminations.................          (82,288)         (27,571)         (225,159)        (445,812)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (74,360)         (76,587)         (280,247)        (432,623)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (117,797)           47,109         (312,958)          215,223
NET ASSETS:
   Beginning of year..................           442,332          395,223         2,608,577        2,393,354
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $        324,535  $       442,332  $      2,295,619  $     2,608,577
                                        ================  ===============  ================  ===============


                                             AMERICAN FUNDS(R) BOND          AMERICAN FUNDS(R) GLOBAL GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        28,542  $          9,543  $    (1,013,555)  $   (1,018,914)
   Net realized gains (losses)........         (18,522)            62,433        10,987,508        7,026,733
   Change in unrealized gains
     (losses) on investments..........        (104,792)            17,957      (19,732,783)       19,995,813
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (94,772)            89,933       (9,758,830)       26,003,632
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           15,781             8,936           405,663          455,285
   Net transfers (including fixed
     account).........................          354,538           135,979            43,552      (2,090,670)
   Contract charges...................          (1,651)           (1,806)          (12,457)         (14,818)
   Transfers for contract benefits
     and terminations.................        (614,821)       (1,174,683)      (12,090,291)     (13,483,821)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (246,153)       (1,031,574)      (11,653,533)     (15,134,024)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (340,925)         (941,641)      (21,412,363)       10,869,608
NET ASSETS:
   Beginning of year..................        3,930,823         4,872,464       105,349,094       94,479,486
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $     3,589,898  $      3,930,823  $     83,936,731  $   105,349,094
                                        ===============  ================  ================  ===============

                                             AMERICAN FUNDS(R) GLOBAL
                                               SMALL CAPITALIZATION             AMERICAN FUNDS(R) GROWTH
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (27,736)   $      (21,427)  $   (3,283,082)   $   (3,002,447)
   Net realized gains (losses)........          139,646            38,992       34,767,435        30,969,587
   Change in unrealized gains
     (losses) on investments..........        (316,992)           368,317     (33,457,818)        27,794,157
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (205,082)           385,882      (1,973,465)        55,761,297
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           18,689             5,300          924,638         1,079,365
   Net transfers (including fixed
     account).........................           50,305          (89,903)      (5,569,819)       (4,581,340)
   Contract charges...................            (610)             (685)         (30,421)          (34,350)
   Transfers for contract benefits
     and terminations.................        (240,931)         (187,405)     (30,376,957)      (29,866,868)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (172,547)         (272,693)     (35,052,559)      (33,403,193)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (377,629)           113,189     (37,026,024)        22,358,104
NET ASSETS:
   Beginning of year..................        1,857,993         1,744,804      249,883,935       227,525,831
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $     1,480,364   $     1,857,993  $   212,857,911   $   249,883,935
                                        ===============   ===============  ===============   ===============


                                          AMERICAN FUNDS(R) GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (891,931)   $     (866,245)
   Net realized gains (losses)........       20,750,023        18,564,883
   Change in unrealized gains
     (losses) on investments..........     (24,790,802)        18,662,227
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (4,932,710)        36,360,865
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          462,679           583,489
   Net transfers (including fixed
     account).........................      (2,403,079)       (2,358,943)
   Contract charges...................         (25,499)          (28,838)
   Transfers for contract benefits
     and terminations.................     (25,309,413)      (26,413,827)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (27,275,312)      (28,218,119)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (32,208,022)         8,142,746
NET ASSETS:
   Beginning of year..................      201,327,949       193,185,203
                                        ---------------   ---------------
   End of year........................  $   169,119,927   $   201,327,949
                                        ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         39,253  $        46,284  $        14,800  $        22,805
   Net realized gains (losses)........           318,376          315,892          245,213          273,855
   Change in unrealized gains
     (losses) on investments..........         (611,130)          426,208        (541,753)          438,985
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (253,501)          788,384        (281,740)          735,645
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           333,481          315,863          375,679          411,074
   Net transfers (including fixed
     account).........................         (181,606)          190,268         (17,719)          305,551
   Contract charges...................              (76)             (78)             (21)             (19)
   Transfers for contract benefits
     and terminations.................         (688,684)      (1,352,806)        (185,709)      (1,220,409)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (536,885)        (846,753)          172,230        (503,803)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (790,386)         (58,369)        (109,510)          231,842
NET ASSETS:
   Beginning of year..................         5,335,264        5,393,633        4,033,009        3,801,167
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      4,544,878  $     5,335,264  $     3,923,499  $     4,033,009
                                        ================  ===============  ===============  ===============

                                             BHFTI AMERICAN FUNDS(R)
                                               MODERATE ALLOCATION            BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2018             2017              2018              2017
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        21,348  $        32,210  $      2,610,717  $     3,323,259
   Net realized gains (losses)........          135,581          145,217         (532,823)        (506,659)
   Change in unrealized gains
     (losses) on investments..........        (287,722)          173,715       (4,823,357)        2,277,873
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (130,793)          351,142       (2,745,463)        5,094,473
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          290,600          249,413         1,664,118        1,308,742
   Net transfers (including fixed
     account).........................            6,879          317,270         (779,461)          175,650
   Contract charges...................            (166)            (144)          (23,392)         (26,655)
   Transfers for contract benefits
     and terminations.................        (112,856)        (993,520)       (9,361,029)     (12,615,153)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          184,457        (426,981)       (8,499,764)     (11,157,416)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           53,664         (75,839)      (11,245,227)      (6,062,943)
NET ASSETS:
   Beginning of year..................        2,810,362        2,886,201        76,481,645       82,544,588
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     2,864,026  $     2,810,362  $     65,236,418  $    76,481,645
                                        ===============  ===============  ================  ===============

                                                 BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (108,290)  $        20,640  $      (411,880)  $     (570,329)
   Net realized gains (losses)........         3,677,647        4,104,098         6,273,041        4,490,598
   Change in unrealized gains
     (losses) on investments..........      (10,195,207)        7,919,778      (21,499,837)        6,292,071
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,625,850)       12,044,516      (15,638,676)       10,212,340
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,263,324        2,329,052         1,158,811        1,360,821
   Net transfers (including fixed
     account).........................       (1,252,194)         (82,277)         (901,582)      (3,021,976)
   Contract charges...................          (46,052)         (49,750)          (35,104)         (39,061)
   Transfers for contract benefits
     and terminations.................       (6,855,150)      (6,018,776)      (12,161,427)     (13,721,021)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (5,890,072)      (3,821,751)      (11,939,302)     (15,421,237)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (12,515,922)        8,222,765      (27,577,978)      (5,208,897)
NET ASSETS:
   Beginning of year..................        66,232,305       58,009,540       107,003,100      112,211,997
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     53,716,383  $    66,232,305  $     79,425,122  $   107,003,100
                                        ================  ===============  ================  ===============

                                            BHFTI BRIGHTHOUSE/ABERDEEN
                                              EMERGING MARKETS EQUITY
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018              2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        309,905  $     (291,792)
   Net realized gains (losses)........           213,951          305,206
   Change in unrealized gains
     (losses) on investments..........       (6,844,317)        9,301,961
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,320,461)        9,315,375
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           110,650           80,895
   Net transfers (including fixed
     account).........................         1,383,965          561,350
   Contract charges...................           (5,994)          (7,951)
   Transfers for contract benefits
     and terminations.................       (4,347,244)      (5,463,815)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,858,623)      (4,829,521)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (9,179,084)        4,485,854
NET ASSETS:
   Beginning of year..................        41,689,516       37,203,662
                                        ----------------  ---------------
   End of year........................  $     32,510,432  $    41,689,516
                                        ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         47,369  $        52,321  $      (249,707)  $     (223,839)
   Net realized gains (losses)........               883          (3,783)         5,783,514        2,742,987
   Change in unrealized gains
     (losses) on investments..........         (127,902)            1,136       (8,193,059)        4,513,904
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (79,650)           49,674       (2,659,252)        7,033,052
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               500               --            91,255          151,700
   Net transfers (including fixed
     account).........................         1,270,282          207,428         (270,757)        (260,718)
   Contract charges...................             (107)             (98)          (21,231)         (23,176)
   Transfers for contract benefits
     and terminations.................         (309,617)        (119,450)       (3,802,213)      (3,997,181)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           961,058           87,880       (4,002,946)      (4,129,375)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           881,408          137,554       (6,662,198)        2,903,677
NET ASSETS:
   Beginning of year..................         2,892,037        2,754,483        39,712,648       36,808,971
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      3,773,445  $     2,892,037  $     33,050,450  $    39,712,648
                                        ================  ===============  ================  ===============

                                                                              BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                 GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,454,031  $      1,265,660  $   (2,203,821)   $   (1,550,197)
   Net realized gains (losses)........        (479,413)         (324,910)       37,777,826        12,065,172
   Change in unrealized gains
     (losses) on investments..........      (7,232,314)         4,214,712     (69,278,560)        68,627,956
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (5,257,696)         5,155,462     (33,704,555)        79,142,931
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,181,778         1,341,461        6,426,452         7,234,400
   Net transfers (including fixed
     account).........................        (904,776)           481,574      (8,839,690)      (10,104,350)
   Contract charges...................         (15,664)          (18,438)        (243,637)         (266,188)
   Transfers for contract benefits
     and terminations.................      (6,768,203)       (7,467,932)     (50,606,993)      (52,363,026)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,506,865)       (5,663,335)     (53,263,868)      (55,499,164)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (11,764,561)         (507,873)     (86,968,423)        23,643,767
NET ASSETS:
   Beginning of year..................       58,000,544        58,508,417      501,767,709       478,123,942
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    46,235,983  $     58,000,544  $   414,799,286   $   501,767,709
                                        ===============  ================  ===============   ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       206,824   $       132,552  $   (1,798,839)   $     1,037,149
   Net realized gains (losses)........        2,726,581           566,818       20,548,055        13,954,739
   Change in unrealized gains
     (losses) on investments..........     (17,658,313)        14,199,306     (40,581,666)        11,464,316
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............     (14,724,908)        14,898,676     (21,832,450)        26,456,204
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          749,950           863,783          352,678           706,575
   Net transfers (including fixed
     account).........................        (296,541)         2,699,649      (2,867,550)       (3,080,572)
   Contract charges...................          (9,335)          (11,701)         (55,339)          (61,446)
   Transfers for contract benefits
     and terminations.................      (7,194,357)       (7,870,475)     (19,364,526)      (24,119,024)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,750,283)       (4,318,744)     (21,934,737)      (26,554,467)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (21,475,191)        10,579,932     (43,767,187)          (98,263)
NET ASSETS:
   Beginning of year..................       64,343,029        53,763,097      182,616,256       182,714,519
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    42,867,838   $    64,343,029  $   138,849,069   $   182,616,256
                                        ===============   ===============  ===============   ===============


                                         BHFTI INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (237,231)  $      (224,085)
   Net realized gains (losses)........        1,856,414         1,208,413
   Change in unrealized gains
     (losses) on investments..........      (2,927,681)         1,862,628
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,308,498)         2,846,956
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          232,740           254,052
   Net transfers (including fixed
     account).........................         (25,697)         (181,462)
   Contract charges...................          (2,682)           (2,777)
   Transfers for contract benefits
     and terminations.................      (1,528,242)       (1,400,930)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,323,881)       (1,331,117)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (2,632,379)         1,515,839
NET ASSETS:
   Beginning of year..................       14,475,753        12,959,914
                                        ---------------  ----------------
   End of year........................  $    11,843,374  $     14,475,753
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                               BHFTI LOOMIS SAYLES
                                      BHFTI JPMORGAN SMALL CAP VALUE             GLOBAL MARKETS
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,537)  $      (28,024)   $     1,138,871  $       484,532
   Net realized gains (losses).....          854,076          811,606        13,617,696        5,742,133
   Change in unrealized gains
     (losses) on investments.......      (2,289,273)        (575,087)      (22,436,732)       19,997,440
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,463,734)          208,495       (7,680,165)       26,224,105
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          199,487          237,372         1,510,085        1,967,835
   Net transfers (including fixed
     account)......................        (408,876)          336,572       (1,132,748)      (1,870,180)
   Contract charges................          (2,308)          (2,622)          (64,845)         (69,661)
   Transfers for contract benefits
     and terminations..............      (1,401,057)      (1,180,999)      (14,155,602)     (14,525,779)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,612,754)        (609,677)      (13,843,110)     (14,497,785)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,076,488)        (401,182)      (21,523,275)       11,726,320
NET ASSETS:
   Beginning of year...............       11,367,369       11,768,551       137,653,578      125,927,258
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     8,290,881  $    11,367,369   $   116,130,303  $   137,653,578
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  -----------------------------------
                                           2018            2017               2018             2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,021  $           585   $       245,494  $       141,461
   Net realized gains (losses).....            6,770            3,512           642,726          242,363
   Change in unrealized gains
     (losses) on investments.......         (15,977)            7,893       (9,259,509)       12,995,965
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (8,186)           11,990       (8,371,289)       13,379,789
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           18,590           21,250           364,094          388,116
   Net transfers (including fixed
     account)......................            2,693         (23,544)           148,508      (1,198,641)
   Contract charges................             (16)             (15)          (21,383)         (25,230)
   Transfers for contract benefits
     and terminations..............          (8,534)         (30,195)       (5,636,353)      (7,188,894)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           12,733         (32,504)       (5,145,134)      (8,024,649)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............            4,547         (20,514)      (13,516,423)        5,355,140
NET ASSETS:
   Beginning of year...............           96,752          117,266        59,333,834       53,978,694
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $       101,299  $        96,752   $    45,817,411  $    59,333,834
                                     ===============  ===============   ===============  ===============

                                       BHFTI MORGAN STANLEY MID CAP
                                                  GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (185,479)  $     (139,700)  $     (704,272)  $   (1,080,189)
   Net realized gains (losses).....        2,996,486          583,289       44,216,450       12,637,365
   Change in unrealized gains
     (losses) on investments.......      (1,860,308)        2,285,873     (87,814,803)       84,057,197
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          950,699        2,729,462     (44,302,625)       95,614,373
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           12,959            5,906        4,383,439        4,672,517
   Net transfers (including fixed
     account)......................        (386,089)          234,744      (2,800,256)      (5,142,199)
   Contract charges................            (708)            (843)        (104,410)        (115,141)
   Transfers for contract benefits
     and terminations..............      (1,390,001)        (976,258)     (34,400,730)     (35,398,255)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,763,839)        (736,451)     (32,921,957)     (35,983,078)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (813,140)        1,993,011     (77,224,582)       59,631,295
NET ASSETS:
   Beginning of year...............        9,509,065        7,516,054      345,629,105      285,997,810
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,695,925  $     9,509,065  $   268,404,523  $   345,629,105
                                     ===============  ===============  ===============  ===============

                                            BHFTI PIMCO INFLATION
                                               PROTECTED BOND
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        85,773   $        73,746
   Net realized gains (losses).....        (586,697)         (817,526)
   Change in unrealized gains
     (losses) on investments.......      (1,119,276)         1,722,271
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,620,200)           978,491
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          953,725         1,344,148
   Net transfers (including fixed
     account)......................        1,666,458           637,111
   Contract charges................          (8,812)          (10,221)
   Transfers for contract benefits
     and terminations..............      (4,931,669)       (6,673,502)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,320,298)       (4,702,464)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (3,940,498)       (3,723,973)
NET ASSETS:
   Beginning of year...............       44,339,886        48,063,859
                                     ---------------   ---------------
   End of year.....................  $    40,399,388   $    44,339,886
                                     ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                             BHFTI
                                                                           SCHRODERS
                                                                            GLOBAL           BHFTI SSGA GROWTH AND
                                        BHFTI PIMCO TOTAL RETURN          MULTI-ASSET             INCOME ETF
                                               SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                          2018              2017           2018 (a)          2018            2017
                                     ---------------  ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (471,772)  $       174,227  $           418  $    1,116,293  $     1,277,273
   Net realized gains (losses).....        (398,806)          887,074            2,021       5,782,180        1,220,452
   Change in unrealized gains
     (losses) on investments.......      (2,262,786)        3,696,672          (5,712)    (14,682,180)       12,013,625
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,133,364)        4,757,973          (3,273)     (7,783,707)       14,511,350
                                     ---------------  ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,694,282        2,097,228            5,778       1,632,751        1,817,556
   Net transfers (including fixed
     account)......................        3,040,782        5,470,620           43,997     (1,187,983)        (651,094)
   Contract charges................         (34,209)         (40,403)               --        (99,202)        (106,557)
   Transfers for contract benefits
     and terminations..............     (20,768,224)     (24,873,397)            (382)    (10,521,991)      (9,695,606)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (16,067,369)     (17,345,952)           49,393    (10,176,425)      (8,635,701)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............     (19,200,733)     (12,587,979)           46,120    (17,960,132)        5,875,649
NET ASSETS:
   Beginning of year...............      163,277,023      175,865,002               --     110,308,883      104,433,234
                                     ---------------  ---------------  ---------------  --------------  ---------------
   End of year.....................  $   144,076,290  $   163,277,023  $        46,120  $   92,348,751  $   110,308,883
                                     ===============  ===============  ===============  ==============  ===============



                                                                               BHFTI T. ROWE PRICE
                                            BHFTI SSGA GROWTH ETF                LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018             2017
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,097,201   $     1,211,595  $     1,019,468  $     1,919,331
   Net realized gains (losses).....        9,799,181         3,008,417       36,267,125       36,166,930
   Change in unrealized gains
     (losses) on investments.......     (24,522,882)        19,535,037     (72,475,425)       14,331,993
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,626,500)        23,755,049     (35,188,832)       52,418,254
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,173,878         3,279,977        3,528,836        3,582,452
   Net transfers (including fixed
     account)......................      (2,328,514)       (1,833,077)        (413,198)      (3,684,112)
   Contract charges................        (123,765)         (133,017)        (105,780)        (119,973)
   Transfers for contract benefits
     and terminations..............     (11,975,386)      (12,692,531)     (43,819,323)     (43,330,022)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,253,787)      (11,378,648)     (40,809,465)     (43,551,655)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (24,880,287)        12,376,401     (75,998,297)        8,866,599
NET ASSETS:
   Beginning of year...............      148,452,972       136,076,571      375,860,857      366,994,258
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   123,572,685   $   148,452,972  $   299,862,560  $   375,860,857
                                     ===============   ===============  ===============  ===============



                                            BHFTI T. ROWE PRICE             BHFTI VICTORY SYCAMORE
                                              MID CAP GROWTH                     MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (27,427)  $      (26,690)  $     (447,401)  $     (336,504)
   Net realized gains (losses).....          230,180          146,320        6,240,234          463,002
   Change in unrealized gains
     (losses) on investments.......        (246,363)          169,543      (9,698,125)        2,612,884
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (43,610)          289,173      (3,905,292)        2,739,382
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --            1,097          109,369          184,353
   Net transfers (including fixed
     account)......................         (29,154)           45,094        (263,429)        (390,003)
   Contract charges................            (243)            (287)          (4,045)          (4,844)
   Transfers for contract benefits
     and terminations..............        (134,804)        (162,304)      (3,833,853)      (6,049,742)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (164,201)        (116,400)      (3,991,958)      (6,260,236)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (207,811)          172,773      (7,897,250)      (3,520,854)
NET ASSETS:
   Beginning of year...............        1,483,222        1,310,449       37,197,594       40,718,448
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,275,411  $     1,483,222  $    29,300,344  $    37,197,594
                                     ===============  ===============  ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2018              2017             2018             2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      2,040,801  $     1,971,016  $   (2,499,154)  $   (2,288,849)
   Net realized gains (losses)......         (471,389)          202,500       39,527,579       14,242,166
   Change in unrealized gains
     (losses) on investments........       (4,005,202)          988,543     (33,069,448)       37,826,058
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (2,435,790)        3,162,059        3,958,977       49,779,375
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           960,997          993,433          955,040          927,354
   Net transfers (including fixed
     account).......................           427,375        1,940,577        (535,266)      (2,044,679)
   Contract charges.................          (31,826)         (36,495)         (53,565)         (56,866)
   Transfers for contract benefits
     and terminations...............      (15,220,369)     (16,942,269)     (23,111,852)     (19,469,196)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (13,863,823)     (14,044,754)     (22,745,643)     (20,643,387)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (16,299,613)     (10,882,695)     (18,786,666)       29,135,988
NET ASSETS:
   Beginning of year................       121,551,846      132,434,541      191,718,105      162,582,117
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    105,252,233  $   121,551,846  $   172,931,439  $   191,718,105
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (797,721)  $   (2,333,551)  $       109,540  $        116,078
   Net realized gains (losses)......          489,943          269,964           75,194           160,832
   Change in unrealized gains
     (losses) on investments........          829,844          784,408        (852,435)           750,335
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          522,066      (1,279,179)        (667,701)         1,027,245
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       12,431,275        7,792,965          238,583           305,258
   Net transfers (including fixed
     account).......................        5,830,193        (569,613)          205,381         (274,019)
   Contract charges.................         (82,032)         (94,816)          (5,849)           (6,716)
   Transfers for contract benefits
     and terminations...............     (30,765,078)     (38,541,766)      (2,968,489)       (3,093,966)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,585,642)     (31,413,230)      (2,530,374)       (3,069,443)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,063,576)     (32,692,409)      (3,198,075)       (2,042,198)
NET ASSETS:
   Beginning of year................      181,229,925      213,922,334       18,176,787        20,218,985
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   169,166,349  $   181,229,925  $    14,978,712  $     18,176,787
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018             2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        371,403  $        437,991  $       846,847   $     1,404,686
   Net realized gains (losses)......         1,880,397         2,203,028       18,210,637        19,897,704
   Change in unrealized gains
     (losses) on investments........       (5,452,143)         3,214,245     (50,099,114)        34,951,811
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,200,343)         5,855,264     (31,041,630)        56,254,201
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           884,887         1,412,389        8,813,393         9,625,180
   Net transfers (including fixed
     account).......................           125,723       (1,421,681)      (3,130,024)       (2,747,304)
   Contract charges.................          (27,049)          (30,646)        (243,069)         (265,907)
   Transfers for contract benefits
     and terminations...............       (8,777,633)      (10,777,891)     (45,080,986)      (61,960,015)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,794,072)      (10,817,829)     (39,640,686)      (55,348,046)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (10,994,415)       (4,962,565)     (70,682,316)           906,155
NET ASSETS:
   Beginning of year................        63,546,568        68,509,133      453,115,632       452,209,477
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     52,552,153  $     63,546,568  $   382,433,316   $   453,115,632
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,112,373)  $      (551,013)
   Net realized gains (losses)......        31,208,296        35,985,181
   Change in unrealized gains
     (losses) on investments........      (85,155,118)        59,654,478
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (56,059,195)        95,088,646
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        15,500,978        14,735,267
   Net transfers (including fixed
     account).......................         (879,296)       (3,798,439)
   Contract charges.................         (335,235)         (363,069)
   Transfers for contract benefits
     and terminations...............      (54,364,060)      (57,391,929)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (40,077,613)      (46,818,170)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (96,136,808)        48,270,476
NET ASSETS:
   Beginning of year................       622,556,295       574,285,819
                                      ----------------  ----------------
   End of year......................  $    526,419,487  $    622,556,295
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTII BRIGHTHOUSE/ARTISAN       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                MID CAP VALUE               INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (23,358)  $      (21,805)  $         2,742  $        (2,031)
   Net realized gains (losses)......           165,531           46,528           47,665            25,976
   Change in unrealized gains
     (losses) on investments........         (373,632)          153,258        (240,643)           131,765
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (231,459)          177,981        (190,236)           155,710
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --            3,808                --
   Net transfers (including fixed
     account).......................          (18,448)           25,250          123,059           158,624
   Contract charges.................             (114)            (130)             (33)              (34)
   Transfers for contract benefits
     and terminations...............         (263,931)         (78,074)         (46,470)          (55,447)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (282,493)         (52,954)           80,364           103,143
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (513,952)          125,027        (109,872)           258,853
NET ASSETS:
   Beginning of year................         1,833,989        1,708,962          802,655           543,802
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,320,037  $     1,833,989  $       692,783  $        802,655
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,161,985  $     1,557,193  $      (52,288)  $     (266,192)
   Net realized gains (losses)......       21,670,073       10,481,125        7,183,175        4,295,905
   Change in unrealized gains
     (losses) on investments........     (33,381,060)       18,461,311      (8,638,840)       14,781,315
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (10,549,002)       30,499,629      (1,507,953)       18,811,028
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,046,557        2,411,199          328,903          430,622
   Net transfers (including fixed
     account).......................      (1,568,551)      (1,767,654)      (2,226,347)      (1,639,947)
   Contract charges.................        (116,040)        (125,296)         (24,660)         (28,720)
   Transfers for contract benefits
     and terminations...............     (21,957,854)     (22,822,426)     (15,088,461)     (15,387,002)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,595,888)     (22,304,177)     (17,010,565)     (16,625,047)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (32,144,890)        8,195,452     (18,518,518)        2,185,981
NET ASSETS:
   Beginning of year................      239,161,037      230,965,585      120,932,383      118,746,402
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   207,016,147  $   239,161,037  $   102,413,865  $   120,932,383
                                      ===============  ===============  ===============  ===============


                                       BHFTII FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,097,756)  $   (1,099,280)  $   (4,131,892)  $   (3,815,460)
   Net realized gains (losses)......       10,807,504        4,383,033       73,968,883       33,751,923
   Change in unrealized gains
     (losses) on investments........     (14,449,546)       12,629,914     (69,831,757)       82,465,289
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,739,798)       15,913,667            5,234      112,401,752
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          466,612          441,376        4,039,806        3,890,806
   Net transfers (including fixed
     account).......................        (560,162)        (324,181)      (6,004,305)      (6,103,469)
   Contract charges.................         (35,756)         (39,378)        (196,181)        (202,722)
   Transfers for contract benefits
     and terminations...............      (7,907,162)      (9,940,163)     (40,007,573)     (35,186,374)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,036,468)      (9,862,346)     (42,168,253)     (37,601,759)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (12,776,266)        6,051,321     (42,163,019)       74,799,993
NET ASSETS:
   Beginning of year................       77,610,257       71,558,936      405,643,359      330,843,366
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    64,833,991  $    77,610,257  $   363,480,340  $   405,643,359
                                      ===============  ===============  ===============  ===============

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (30,991)  $      (20,207)
   Net realized gains (losses)......          165,884           55,775
   Change in unrealized gains
     (losses) on investments........        (351,478)          108,713
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (216,585)          144,281
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,929              765
   Net transfers (including fixed
     account).......................          246,322          681,997
   Contract charges.................             (63)             (56)
   Transfers for contract benefits
     and terminations...............         (97,381)         (53,476)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          153,807          629,230
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (62,778)          773,511
NET ASSETS:
   Beginning of year................        1,468,973          695,462
                                      ---------------  ---------------
   End of year......................  $     1,406,195  $     1,468,973
                                      ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       991,054  $     1,050,953  $         6,618  $        25,228
   Net realized gains (losses).....        (227,686)           18,525        2,002,242        1,676,207
   Change in unrealized gains
     (losses) on investments.......      (1,602,047)          177,405      (4,214,820)          811,175
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (838,679)        1,246,883      (2,205,960)        2,512,610
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          858,523        1,063,895          956,423          953,402
   Net transfers (including fixed
     account)......................          121,761      (1,059,289)        (372,857)          596,931
   Contract charges................         (29,707)         (32,999)          (7,286)          (7,816)
   Transfers for contract benefits
     and terminations..............      (5,736,438)      (6,126,723)      (2,334,277)      (2,562,906)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,785,861)      (6,155,116)      (1,757,997)      (1,020,389)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,624,540)      (4,908,233)      (3,963,957)        1,492,221
NET ASSETS:
   Beginning of year...............       57,551,248       62,459,481       19,314,230       17,822,009
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    51,926,708  $    57,551,248  $    15,350,273  $    19,314,230
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                            MSCI EAFE(R) INDEX         BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ------------------------------------
                                           2018            2017                2018             2017
                                     ---------------  ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       914,947  $       774,168    $      (94,862)   $        23,319
   Net realized gains (losses).....        (447,150)        (765,699)         11,351,906         8,750,111
   Change in unrealized gains
     (losses) on investments.......      (7,887,972)       10,532,464       (23,166,686)         5,073,819
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (7,420,175)       10,540,933       (11,909,642)        13,847,249
                                     ---------------  ---------------    ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,224,440        1,288,022          1,593,882         1,707,460
   Net transfers (including fixed
     account)......................        (405,834)        (593,910)        (1,276,675)       (2,499,306)
   Contract charges................         (21,575)         (24,349)           (49,265)          (52,956)
   Transfers for contract benefits
     and terminations..............      (4,295,040)      (5,178,536)       (10,699,046)      (11,299,470)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,498,009)      (4,508,773)       (10,431,104)      (12,144,272)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (10,918,184)        6,032,160       (22,340,746)         1,702,977
NET ASSETS:
   Beginning of year...............       52,579,273       46,547,113        112,322,154       110,619,177
                                     ---------------  ---------------    ---------------   ---------------
   End of year.....................  $    41,661,089  $    52,579,273    $    89,981,408   $   112,322,154
                                     ===============  ===============    ===============   ===============


                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,691,421  $     4,447,815  $     2,027,487  $     3,041,041
   Net realized gains (losses).....       80,542,255       54,259,223       24,770,041       26,492,614
   Change in unrealized gains
     (losses) on investments.......    (129,016,686)       96,971,350     (48,721,468)        4,916,760
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (43,783,010)      155,678,388     (21,923,940)       34,450,415
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        9,727,869       10,949,922        2,726,514        3,034,275
   Net transfers (including fixed
     account)......................     (12,112,644)      (7,931,241)      (2,338,818)      (1,698,620)
   Contract charges................        (385,471)        (413,392)        (106,076)        (122,275)
   Transfers for contract benefits
     and terminations..............     (82,849,478)     (92,174,867)     (37,994,645)     (46,082,928)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (85,619,724)     (89,569,578)     (37,713,025)     (44,869,548)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............    (129,402,734)       66,108,810     (59,636,965)     (10,419,133)
NET ASSETS:
   Beginning of year...............      884,599,164      818,490,354      336,697,082      347,116,215
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   755,196,430  $   884,599,164  $   277,060,117  $   336,697,082
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (96,422)  $       603,505
   Net realized gains (losses).....        9,010,465        9,356,110
   Change in unrealized gains
     (losses) on investments.......     (22,543,998)        9,110,481
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,629,955)       19,070,096
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,075,543        1,112,289
   Net transfers (including fixed
     account)......................        5,237,395      (1,351,109)
   Contract charges................         (31,438)         (33,296)
   Transfers for contract benefits
     and terminations..............     (15,551,351)     (17,765,705)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,269,851)     (18,037,821)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (22,899,806)        1,032,275
NET ASSETS:
   Beginning of year...............      128,018,025      126,985,750
                                     ---------------  ---------------
   End of year.....................  $   105,118,219  $   128,018,025
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII NEUBERGER                 BHFTII T. ROWE PRICE
                                               BERMAN GENESIS                    LARGE CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018            2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (633,087)  $      (606,076)  $     (869,147)  $     (870,201)
   Net realized gains (losses)......        9,659,223         8,402,998       13,731,679        5,356,604
   Change in unrealized gains
     (losses) on investments........     (12,969,747)            76,687     (14,072,775)       11,491,916
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,943,611)         7,873,609      (1,210,243)       15,978,319
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          613,381           591,515          961,574          842,068
   Net transfers (including fixed
     account).......................         (41,833)         (854,012)      (1,109,986)        1,053,592
   Contract charges.................         (22,607)          (24,396)         (14,582)         (15,707)
   Transfers for contract benefits
     and terminations...............      (6,757,278)       (8,914,561)      (6,307,807)      (6,901,192)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,208,337)       (9,201,454)      (6,470,801)      (5,021,239)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (10,151,948)       (1,327,845)      (7,681,044)       10,957,080
NET ASSETS:
   Beginning of year................       59,769,456        61,097,301       63,630,978       52,673,898
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    49,617,508  $     59,769,456  $    55,949,934  $    63,630,978
                                      ===============  ================  ===============  ===============

                                             BHFTII T. ROWE PRICE           BHFTII WESTERN ASSET MANAGEMENT
                                               SMALL CAP GROWTH              STRATEGIC BOND OPPORTUNITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,529,441)  $    (1,372,057)  $      5,408,068  $     3,714,274
   Net realized gains (losses)......        14,818,829        10,773,401           427,440        1,676,804
   Change in unrealized gains
     (losses) on investments........      (21,182,188)        12,095,603      (14,112,643)        5,056,568
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (7,892,800)        21,496,947       (8,277,135)       10,447,646
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,160,052         2,086,827         1,390,314          863,622
   Net transfers (including fixed
     account).......................         (575,935)         (482,076)           279,482        3,679,025
   Contract charges.................          (41,545)          (43,930)          (33,038)         (40,171)
   Transfers for contract benefits
     and terminations...............      (12,452,179)      (13,605,017)      (21,307,847)     (24,402,903)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,909,607)      (12,044,196)      (19,671,089)     (19,900,427)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (18,802,407)         9,452,751      (27,948,224)      (9,452,781)
NET ASSETS:
   Beginning of year................       118,103,918       108,651,167       161,437,591      170,890,372
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     99,301,511  $    118,103,918  $    133,489,367  $   161,437,591
                                      ================  ================  ================  ===============

                                        BHFTII WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT             DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  --------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        639,292  $       962,178   $        21,757  $        23,595
   Net realized gains (losses)......         (501,935)        (237,206)         1,121,500          687,029
   Change in unrealized gains
     (losses) on investments........         (457,171)        (274,918)       (2,881,874)          472,927
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (319,814)          450,054       (1,738,617)        1,183,551
                                      ----------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           842,085          908,994           115,277           97,415
   Net transfers (including fixed
     account).......................           509,823        1,861,183         (309,574)        (120,148)
   Contract charges.................          (31,878)         (36,285)              (19)             (36)
   Transfers for contract benefits
     and terminations...............       (8,411,859)      (9,946,178)       (1,223,248)      (1,040,798)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,091,829)      (7,212,286)       (1,417,564)      (1,063,567)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (7,411,643)      (6,762,232)       (3,156,181)          119,984
NET ASSETS:
   Beginning of year................        68,510,028       75,272,260        11,407,245       11,287,261
                                      ----------------  ---------------   ---------------  ---------------
   End of year......................  $     61,098,385  $    68,510,028   $     8,251,064  $    11,407,245
                                      ================  ===============   ===============  ===============


                                       DREYFUS SUSTAINABLE U.S. EQUITY
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,453)  $        (6,031)
   Net realized gains (losses)......          106,490            41,935
   Change in unrealized gains
     (losses) on investments........        (140,260)            26,576
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (37,223)            62,480
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           37,892                --
   Net transfers (including fixed
     account).......................          (3,864)             3,406
   Contract charges.................             (11)              (18)
   Transfers for contract benefits
     and terminations...............         (21,068)          (15,571)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           12,949          (12,183)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (24,274)            50,297
NET ASSETS:
   Beginning of year................          553,728           503,431
                                      ---------------  ----------------
   End of year......................  $       529,454  $        553,728
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               DWS GOVERNMENT &
                                             AGENCY SECURITIES VIP            DWS SMALL MID CAP VALUE VIP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,815  $          4,382  $       (38,921)  $       (66,187)
   Net realized gains (losses)......          (31,818)          (54,999)           697,340           204,930
   Change in unrealized gains
     (losses) on investments........           (4,860)            38,670       (1,360,304)           176,609
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (30,863)          (11,947)         (701,885)           315,352
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --             2,480            13,913             7,293
   Net transfers (including fixed
     account).......................          (82,836)          (44,276)            65,422           109,341
   Contract charges.................             (276)             (403)             (727)             (883)
   Transfers for contract benefits
     and terminations...............         (109,582)         (481,708)         (279,612)         (557,377)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (192,694)         (523,907)         (201,004)         (441,626)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (223,557)         (535,854)         (902,889)         (126,274)
NET ASSETS:
   Beginning of year................         1,729,536         2,265,390         4,107,166         4,233,440
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,505,979  $      1,729,536  $      3,204,277  $      4,107,166
                                      ================  ================  ================  ================

                                                                           FIDELITY(R) VIP DYNAMIC CAPITAL
                                          FIDELITY(R) VIP CONTRAFUND                APPRECIATION
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018              2017
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,977,158)  $   (1,317,489)  $       (18,547)  $      (13,853)
   Net realized gains (losses)......        24,378,202       18,204,320           270,547          238,225
   Change in unrealized gains
     (losses) on investments........      (36,778,465)       21,049,279         (345,902)          133,019
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (14,377,421)       37,936,110          (93,902)          357,391
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,924,364        3,537,036            19,102           17,212
   Net transfers (including fixed
     account).......................       (3,353,234)      (4,199,830)           (2,791)        (111,970)
   Contract charges.................          (59,780)         (65,501)             (138)            (161)
   Transfers for contract benefits
     and terminations...............      (23,728,407)     (25,876,638)         (226,761)        (193,497)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (24,217,057)     (26,604,933)         (210,588)        (288,416)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (38,594,478)       11,331,177         (304,490)           68,975
NET ASSETS:
   Beginning of year................       212,284,338      200,953,161         1,870,222        1,801,247
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $    173,689,860  $   212,284,338  $      1,565,732  $     1,870,222
                                      ================  ===============  ================  ===============


                                         FIDELITY(R) VIP EQUITY-INCOME     FIDELITY(R) VIP FREEDOM 2020
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,087,580   $       968,011  $         1,955   $         1,608
   Net realized gains (losses)......       12,269,132         7,112,383           11,728            31,842
   Change in unrealized gains
     (losses) on investments........     (34,753,495)        17,246,984         (37,111)             6,909
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (20,396,783)        25,327,378         (23,428)            40,359
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,299,329         2,861,633           59,477            32,388
   Net transfers (including fixed
     account).......................      (2,698,990)       (3,883,993)           32,795               675
   Contract charges.................        (107,300)         (119,990)          (2,217)             (663)
   Transfers for contract benefits
     and terminations...............     (21,223,019)      (22,964,471)         (21,609)         (176,644)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,729,980)      (24,106,821)           68,446         (144,244)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (42,126,763)         1,220,557           45,018         (103,885)
NET ASSETS:
   Beginning of year................      235,072,085       233,851,528          321,970           425,855
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   192,945,322   $   235,072,085  $       366,988   $       321,970
                                      ===============   ===============  ===============   ===============


                                         FIDELITY(R) VIP FREEDOM 2025
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          7,220  $          1,067
   Net realized gains (losses)......            11,536            26,230
   Change in unrealized gains
     (losses) on investments........         (102,208)            28,142
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (83,452)            55,439
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           113,982            87,507
   Net transfers (including fixed
     account).......................           614,554         (137,509)
   Contract charges.................           (2,086)             (669)
   Transfers for contract benefits
     and terminations...............          (39,961)              (90)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           686,489          (50,761)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............           603,037             4,678
NET ASSETS:
   Beginning of year................           339,959           335,281
                                      ----------------  ----------------
   End of year......................  $        942,996  $        339,959
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         FIDELITY(R) VIP FREEDOM 2030       FIDELITY(R) VIP FREEDOM 2040
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,576  $          2,654  $             76  $            169
   Net realized gains (losses)......            18,291            31,323             5,836             3,091
   Change in unrealized gains
     (losses) on investments........          (75,842)            42,316          (25,720)            15,100
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (55,975)            76,293          (19,808)            18,360
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           111,608            51,656            55,236            47,007
   Net transfers (including fixed
     account).......................            35,663           214,273            14,474                39
   Contract charges.................           (2,406)             (577)             (187)              (39)
   Transfers for contract benefits
     and terminations...............          (65,944)         (362,348)          (18,767)           (1,324)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            78,921          (96,996)            50,756            45,683
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            22,946          (20,703)            30,948            64,043
NET ASSETS:
   Beginning of year................           540,637           561,340           126,195            62,152
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        563,583  $        540,637  $        157,143  $        126,195
                                      ================  ================  ================  ================

                                        FIDELITY(R) VIP FREEDOM 2050       FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $            352  $    (4,819,953)  $    (5,485,217)
   Net realized gains (losses)......             4,685             2,630        73,600,062        14,787,783
   Change in unrealized gains
     (losses) on investments........          (49,967)             7,705     (120,518,579)        76,161,580
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (43,674)            10,687      (51,738,470)        85,464,146
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            94,690            35,441            11,019                --
   Net transfers (including fixed
     account).......................           214,869            40,546             (109)           (7,693)
   Contract charges.................             (287)              (85)                --                --
   Transfers for contract benefits
     and terminations...............           (8,589)          (19,649)      (29,209,742)      (27,427,663)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           300,683            56,253      (29,198,832)      (27,435,356)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           257,009            66,940      (80,937,302)        58,028,790
NET ASSETS:
   Beginning of year................           114,743            47,803       651,221,411       593,192,621
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        371,752  $        114,743  $    570,284,109  $    651,221,411
                                      ================  ================  ================  ================

                                          FIDELITY(R) VIP HIGH INCOME           FIDELITY(R) VIP MID CAP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        713,334  $        747,939  $   (2,371,014)   $   (2,165,185)
   Net realized gains (losses)......         (243,978)         (214,451)       27,276,471        16,524,181
   Change in unrealized gains
     (losses) on investments........       (1,213,210)           517,750     (62,570,723)        29,690,294
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (743,854)         1,051,238     (37,665,266)        44,049,290
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           186,660           164,177        4,799,782         5,485,328
   Net transfers (including fixed
     account).......................            63,962         (146,133)      (3,982,356)       (3,245,261)
   Contract charges.................           (9,747)          (11,021)         (63,553)          (70,362)
   Transfers for contract benefits
     and terminations...............       (2,223,316)       (2,153,346)     (25,961,519)      (27,846,003)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,982,441)       (2,146,323)     (25,207,646)      (25,676,298)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (2,726,295)       (1,095,085)     (62,872,912)        18,372,992
NET ASSETS:
   Beginning of year................        18,374,730        19,469,815      263,863,750       245,490,758
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     15,648,435  $     18,374,730  $   200,990,838   $   263,863,750
                                      ================  ================  ===============   ===============

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       543,510  $        456,881
   Net realized gains (losses)......          205,006           182,658
   Change in unrealized gains
     (losses) on investments........      (1,747,573)           810,184
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (999,057)         1,449,723
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           43,791            38,767
   Net transfers (including fixed
     account).......................         (82,211)           283,708
   Contract charges.................          (3,374)           (3,810)
   Transfers for contract benefits
     and terminations...............      (2,561,484)       (2,406,815)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,603,278)       (2,088,150)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (3,602,335)         (638,427)
NET ASSETS:
   Beginning of year................       19,075,858        19,714,285
                                      ---------------  ----------------
   End of year......................  $    15,473,523  $     19,075,858
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               FTVIPT FRANKLIN               FTVIPT FRANKLIN RISING
                                              MUTUAL SHARES VIP                   DIVIDENDS VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2018            2017              2018              2017
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        96,733  $        90,388  $       (92,526)  $       (56,299)
   Net realized gains (losses)......          716,190          885,353         1,479,237         1,037,616
   Change in unrealized gains
     (losses) on investments........      (2,142,879)         (38,333)       (2,238,427)         1,443,211
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,329,956)          937,408         (851,716)         2,424,528
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           10,966           34,422            18,364            31,654
   Net transfers (including fixed
     account).......................          157,076          131,147         (581,735)           381,020
   Contract charges.................          (5,339)          (5,882)           (3,608)           (4,055)
   Transfers for contract benefits
     and terminations...............      (1,781,366)      (1,765,842)       (1,405,101)       (2,073,673)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,618,663)      (1,606,155)       (1,972,080)       (1,665,054)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,948,619)        (668,747)       (2,823,796)           759,474
NET ASSETS:
   Beginning of year................       14,138,169       14,806,916        14,883,621        14,124,147
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    11,189,550  $    14,138,169  $     12,059,825  $     14,883,621
                                      ===============  ===============  ================  ================

                                               FTVIPT FRANKLIN              FTVIPT TEMPLETON DEVELOPING
                                          SMALL-MID CAP GROWTH VIP                  MARKETS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2018             2017             2018             2017
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (406,349)  $     (420,823)  $      (56,702)   $      (35,736)
   Net realized gains (losses)......        2,147,876        1,789,435           21,747         (197,414)
   Change in unrealized gains
     (losses) on investments........      (3,100,867)        2,887,297      (3,020,054)         5,762,682
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,359,340)        4,255,909      (3,055,009)         5,529,532
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          131,270          170,340          604,922           661,629
   Net transfers (including fixed
     account).......................        (366,311)        (416,615)        (146,279)           380,931
   Contract charges.................          (6,102)          (6,853)          (6,978)           (7,903)
   Transfers for contract benefits
     and terminations...............      (2,742,187)      (3,236,220)      (2,114,460)       (2,165,241)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,983,330)      (3,489,348)      (1,662,795)       (1,130,584)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (4,342,670)          766,561      (4,717,804)         4,398,948
NET ASSETS:
   Beginning of year................       24,229,242       23,462,681       19,036,999        14,638,051
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $    19,886,572  $    24,229,242  $    14,319,195   $    19,036,999
                                      ===============  ===============  ===============   ===============


                                         FTVIPT TEMPLETON FOREIGN VIP          INVESCO V.I. COMSTOCK
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        456,473  $       463,827  $       (2,104)  $         18,113
   Net realized gains (losses)......           255,216          447,603          753,737           588,604
   Change in unrealized gains
     (losses) on investments........       (9,744,281)        6,818,738      (1,325,843)           115,406
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (9,032,592)        7,730,168        (574,210)           722,123
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           399,215          506,699               --                --
   Net transfers (including fixed
     account).......................         2,476,863      (1,368,143)        (255,710)          (50,560)
   Contract charges.................           (9,086)         (11,066)            (420)             (534)
   Transfers for contract benefits
     and terminations...............       (6,049,646)      (6,393,937)        (466,434)       (1,070,360)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,182,654)      (7,266,447)        (722,564)       (1,121,454)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (12,215,246)          463,721      (1,296,774)         (399,331)
NET ASSETS:
   Beginning of year................        55,918,436       55,454,715        4,984,389         5,383,720
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     43,703,190  $    55,918,436  $     3,687,615  $      4,984,389
                                      ================  ===============  ===============  ================


                                       INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018             2017
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,174)   $       (8,719)
   Net realized gains (losses)......          148,583           142,643
   Change in unrealized gains
     (losses) on investments........        (225,835)          (65,659)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (80,426)            68,265
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --             2,574
   Net transfers (including fixed
     account).......................        (211,494)           (4,447)
   Contract charges.................             (42)              (74)
   Transfers for contract benefits
     and terminations...............         (79,230)         (207,491)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (290,766)         (209,438)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (371,192)         (141,173)
NET ASSETS:
   Beginning of year................        1,111,690         1,252,863
                                      ---------------   ---------------
   End of year......................  $       740,498   $     1,111,690
                                      ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        130,140  $       (96,705)  $          6,727  $          5,639
   Net realized gains (losses)......         3,522,415         2,563,249          (62,042)          (22,740)
   Change in unrealized gains
     (losses) on investments........       (8,606,299)         1,753,109          (51,641)            16,966
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,953,744)         4,219,653         (106,956)             (135)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           251,988           150,295                --                --
   Net transfers (including fixed
     account).......................            29,290         1,518,451         (135,154)           225,240
   Contract charges.................          (15,565)          (17,479)             (775)           (1,027)
   Transfers for contract benefits
     and terminations...............       (5,914,042)       (6,649,182)       (1,044,574)         (672,249)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,648,329)       (4,997,915)       (1,180,503)         (448,036)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (10,602,073)         (778,262)       (1,287,459)         (448,171)
NET ASSETS:
   Beginning of year................        49,006,572        49,784,834         6,969,659         7,417,830
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     38,404,499  $     49,006,572  $      5,682,200  $      6,969,659
                                      ================  ================  ================  ================

                                        INVESCO V.I. MANAGED VOLATILITY        INVESCO V.I. S&P 500 INDEX
                                                  SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2018              2017              2018               2017
                                      ----------------  ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (4,680)  $        (8,786)  $        (5,909)   $       (14,193)
   Net realized gains (losses)......            19,668          (24,201)           286,486            274,196
   Change in unrealized gains
     (losses) on investments........         (179,700)           142,731         (617,581)             62,578
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (164,712)           109,744         (337,004)            322,581
                                      ----------------  ----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --            12,200              1,589
   Net transfers (including fixed
     account).......................             5,589            97,218         1,545,035          (118,181)
   Contract charges.................             (335)             (408)             (219)              (330)
   Transfers for contract benefits
     and terminations...............         (138,667)          (52,249)         (107,888)          (278,694)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (133,413)            44,561         1,449,128          (395,616)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............         (298,125)           154,305         1,112,124           (73,035)
NET ASSETS:
   Beginning of year................         1,387,711         1,233,406         1,832,641          1,905,676
                                      ----------------  ----------------  ----------------   ----------------
   End of year......................  $      1,089,586  $      1,387,711  $      2,944,765   $      1,832,641
                                      ================  ================  ================   ================

                                          JANUS HENDERSON ENTERPRISE        JANUS HENDERSON GLOBAL RESEARCH
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018               2017             2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (178,905)  $      (166,716)  $          2,545  $            750
   Net realized gains (losses)......         1,774,432         1,528,103            12,001            84,097
   Change in unrealized gains
     (losses) on investments........       (1,732,020)         1,588,789          (60,782)            53,975
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (136,493)         2,950,176          (46,236)           138,822
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           243,736           164,253            30,920             9,394
   Net transfers (including fixed
     account).......................         (160,431)          (63,864)          (13,366)           (5,236)
   Contract charges.................           (1,178)           (1,392)               (5)               (4)
   Transfers for contract benefits
     and terminations...............       (1,900,594)       (1,429,690)           (8,794)         (240,708)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,818,467)       (1,330,693)             8,755         (236,554)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,954,960)         1,619,483          (37,481)          (97,732)
NET ASSETS:
   Beginning of year................        13,908,202        12,288,719           578,032           675,764
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     11,953,242  $     13,908,202  $        540,551  $        578,032
                                      ================  ================  ================  ================

                                           JANUS HENDERSON OVERSEAS
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        103,798  $         87,929
   Net realized gains (losses)......       (1,129,024)       (1,770,256)
   Change in unrealized gains
     (losses) on investments........       (3,926,288)         9,707,005
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,951,514)         8,024,678
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,113,171         1,312,066
   Net transfers (including fixed
     account).......................         (626,226)       (1,083,731)
   Contract charges.................          (13,988)          (15,943)
   Transfers for contract benefits
     and terminations...............       (3,505,470)       (3,754,885)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,032,513)       (3,542,493)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (7,984,027)         4,482,185
NET ASSETS:
   Beginning of year................        33,244,470        28,762,285
                                      ----------------  ----------------
   End of year......................  $     25,260,443  $     33,244,470
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                   APPRECIATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (3,173,268)  $   (3,606,185)  $     (845,697)  $     (989,805)
   Net realized gains (losses).....       35,780,431       37,197,330       24,969,013       20,864,193
   Change in unrealized gains
     (losses) on investments.......     (60,443,753)       12,126,476     (30,758,377)       20,977,054
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (27,836,590)       45,717,621      (6,635,061)       40,851,442
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,779,322        2,238,849          641,003          784,487
   Net transfers (including fixed
     account)......................      (4,334,443)      (3,172,487)      (2,796,105)      (1,989,016)
   Contract charges................        (135,875)        (152,070)        (115,877)        (127,214)
   Transfers for contract benefits
     and terminations..............     (36,454,006)     (36,708,246)     (29,694,456)     (27,220,772)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (39,145,002)     (37,793,954)     (31,965,435)     (28,552,515)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (66,981,592)        7,923,667     (38,600,496)       12,298,927
NET ASSETS:
   Beginning of year...............      336,447,646      328,523,979      257,501,920      245,202,993
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   269,466,054  $   336,447,646  $   218,901,424  $   257,501,920
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY                  LARGE CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (390,987)  $     (431,365)  $   (1,249,376)   $   (1,272,605)
   Net realized gains (losses).....       10,580,687        4,536,580        8,003,769         8,828,760
   Change in unrealized gains
     (losses) on investments.......     (15,624,160)       10,069,742      (7,357,704)        12,595,464
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (5,434,460)       14,174,957        (603,311)        20,151,619
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          500,557          143,736          706,494           577,827
   Net transfers (including fixed
     account)......................        (963,277)        (777,182)      (1,102,199)         (912,985)
   Contract charges................         (26,140)         (29,479)         (22,215)          (23,620)
   Transfers for contract benefits
     and terminations..............     (11,886,510)     (10,884,356)     (11,501,915)      (10,492,057)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,375,370)     (11,547,281)     (11,919,835)      (10,850,835)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (17,809,830)        2,627,676     (12,523,146)         9,300,784
NET ASSETS:
   Beginning of year...............       92,746,208       90,118,532       98,400,581        89,099,797
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    74,936,378  $    92,746,208  $    85,877,435   $    98,400,581
                                     ===============  ===============  ===============   ===============

                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP VALUE                       MID CAP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        42,447  $      (87,585)  $     (381,315)  $     (420,744)
   Net realized gains (losses).....       10,243,553        7,065,986        1,549,216        3,068,328
   Change in unrealized gains
     (losses) on investments.......     (20,521,882)        7,056,276      (5,276,434)          665,332
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (10,235,882)       14,034,677      (4,108,533)        3,312,916
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          325,689          389,897           27,743           32,539
   Net transfers (including fixed
     account)......................      (1,743,048)        (788,389)            2,159        (223,933)
   Contract charges................         (37,832)         (43,359)          (7,838)          (9,066)
   Transfers for contract benefits
     and terminations..............     (12,185,543)     (14,083,203)      (3,015,672)      (3,068,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,640,734)     (14,525,054)      (2,993,608)      (3,268,657)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (23,876,616)        (490,377)      (7,102,141)           44,259
NET ASSETS:
   Beginning of year...............      113,614,584      114,104,961       32,116,047       32,071,788
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    89,737,968  $   113,614,584  $    25,013,906  $    32,116,047
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (790,809)  $     (713,693)
   Net realized gains (losses).....        8,852,481        3,161,030
   Change in unrealized gains
     (losses) on investments.......      (6,704,144)        6,767,882
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,357,528        9,215,219
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          419,406          375,382
   Net transfers (including fixed
     account)......................         (25,250)        (973,765)
   Contract charges................         (13,316)         (12,998)
   Transfers for contract benefits
     and terminations..............      (5,766,560)      (5,573,956)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,385,720)      (6,185,337)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,028,192)        3,029,882
NET ASSETS:
   Beginning of year...............       47,414,500       44,384,618
                                     ---------------  ---------------
   End of year.....................  $    43,386,308  $    47,414,500
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           LMPVET QS VARIABLE
                                           CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       400,927  $       364,512  $       224,451  $        81,847
   Net realized gains (losses).....        2,051,849        6,160,566        1,219,299        3,651,196
   Change in unrealized gains
     (losses) on investments.......      (4,669,710)      (1,590,209)      (3,216,412)        (332,514)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,216,934)        4,934,869      (1,772,662)        3,400,529
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,254          123,612           43,063           41,136
   Net transfers (including fixed
     account)......................        (716,856)        (274,074)         (87,240)         (35,295)
   Contract charges................         (20,553)         (23,804)         (17,581)         (19,021)
   Transfers for contract benefits
     and terminations..............      (4,568,958)      (5,770,737)      (2,683,104)      (2,117,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,219,113)      (5,945,003)      (2,744,862)      (2,130,377)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (7,436,047)      (1,010,134)      (4,517,524)        1,270,152
NET ASSETS:
   Beginning of year...............       43,196,195       44,206,329       21,581,386       20,311,234
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    35,760,148  $    43,196,195  $    17,063,862  $    21,581,386
                                     ===============  ===============  ===============  ===============

                                            LMPVET QS VARIABLE
                                              MODERATE GROWTH           LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       284,296  $       183,502  $       963,590  $     1,511,254
   Net realized gains (losses).....        1,579,728        6,229,627      (1,119,978)        (855,207)
   Change in unrealized gains
     (losses) on investments.......      (3,918,663)      (2,201,044)      (1,998,150)        1,682,695
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,054,639)        4,212,085      (2,154,538)        2,338,742
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          442,616           99,489          108,134           99,442
   Net transfers (including fixed
     account)......................         (60,655)        (543,314)          905,736        1,821,509
   Contract charges................         (21,354)         (23,775)         (14,258)         (17,275)
   Transfers for contract benefits
     and terminations..............      (3,016,958)      (4,267,053)      (7,079,147)      (7,575,067)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,656,351)      (4,734,653)      (6,079,535)      (5,671,391)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,710,990)        (522,568)      (8,234,073)      (3,332,649)
NET ASSETS:
   Beginning of year...............       29,571,019       30,093,587       56,825,306       60,157,955
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    24,860,029  $    29,571,019  $    48,591,233  $    56,825,306
                                     ===============  ===============  ===============  ===============

                                       LMPVIT WESTERN ASSET VARIABLE           MORGAN STANLEY VIS
                                          GLOBAL HIGH YIELD BOND                MULTI CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018             2017             2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       152,994  $       186,996  $      (18,571)   $      (17,745)
   Net realized gains (losses).....         (85,568)         (51,819)          301,280           114,923
   Change in unrealized gains
     (losses) on investments.......        (354,138)          225,619        (190,096)           191,890
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (286,712)          360,796           92,613           289,068
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            1,087            8,712               --                --
   Net transfers (including fixed
     account)......................        (136,552)          486,756           33,855           (8,975)
   Contract charges................            (346)            (475)             (89)              (85)
   Transfers for contract benefits
     and terminations..............        (651,721)        (787,880)        (219,041)         (115,025)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (787,532)        (292,887)        (185,275)         (124,085)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (1,074,244)           67,909         (92,662)           164,983
NET ASSETS:
   Beginning of year...............        5,506,595        5,438,686          843,503           678,520
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,432,351  $     5,506,595  $       750,841   $       843,503
                                     ===============  ===============  ===============   ===============


                                         PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018              2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (215,679)  $     (219,781)
   Net realized gains (losses).....        1,331,935        1,602,770
   Change in unrealized gains
     (losses) on investments.......      (4,495,008)          578,236
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,378,752)        1,961,225
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           27,526           90,994
   Net transfers (including fixed
     account)......................           57,610          188,055
   Contract charges................          (5,912)          (6,866)
   Transfers for contract benefits
     and terminations..............      (3,301,851)      (2,605,860)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,222,627)      (2,333,677)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,601,379)        (372,452)
NET ASSETS:
   Beginning of year...............       19,106,036       19,478,488
                                     ---------------  ---------------
   End of year.....................  $    12,504,657  $    19,106,036
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                           TAP 1919 VARIABLE SOCIALLY
                                       PIONEER VCT REAL ESTATE SHARES          RESPONSIVE BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        27,517  $        21,425  $     (106,466)  $       (86,027)
   Net realized gains (losses)......          311,079          194,078        3,255,991         2,903,284
   Change in unrealized gains
     (losses) on investments........        (884,649)        (136,373)      (3,761,011)         2,105,323
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (546,053)           79,130        (611,486)         4,922,580
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           16,484           36,411          331,151           388,972
   Net transfers (including fixed
     account).......................          (3,849)        (176,000)        (106,373)         (474,934)
   Contract charges.................          (2,350)          (2,902)         (22,368)          (23,990)
   Transfers for contract benefits
     and terminations...............        (713,764)      (1,133,149)      (3,575,483)       (3,799,306)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (703,479)      (1,275,640)      (3,373,073)       (3,909,258)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,249,532)      (1,196,510)      (3,984,559)         1,013,322
NET ASSETS:
   Beginning of year................        6,348,577        7,545,087       35,135,405        34,122,083
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     5,099,045  $     6,348,577  $    31,150,846  $     35,135,405
                                      ===============  ===============  ===============  ================


                                                 VIF GROWTH
                                                 SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (139,705)  $      (118,447)
   Net realized gains (losses)......         1,808,007           902,083
   Change in unrealized gains
     (losses) on investments........       (1,222,634)         1,430,835
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           445,668         2,214,471
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................            13,569          (29,750)
   Contract charges.................             (602)             (667)
   Transfers for contract benefits
     and terminations...............         (537,129)         (726,350)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (524,162)         (756,767)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (78,494)         1,457,704
NET ASSETS:
   Beginning of year................         7,108,200         5,650,496
                                      ----------------  ----------------
   End of year......................  $      7,029,706  $      7,108,200
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support MICC's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Janus Aspen Series ("Janus Aspen")
AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVET")
American Funds Insurance Series(R) ("American                Legg Mason Partners Variable Income Trust
   Funds(R)")                                                  ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Morgan Stanley Variable Investment Series ("Morgan
Delaware VIP Trust ("Delaware VIP")                            Stanley VIS")
Deutsche DWS Variable Series II ("DWS")                      Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2018:

AB VPS Global Thematic Growth Subaccount                BHFTI American Funds(R) Growth Allocation
Alger Capital Appreciation Subaccount                     Subaccount
American Funds(R) Bond Subaccount                       BHFTI American Funds(R) Moderate Allocation
American Funds(R) Global Growth Subaccount                Subaccount
American Funds(R) Global Small Capitalization           BHFTI BlackRock High Yield Subaccount (a)
   Subaccount                                           BHFTI Brighthouse Asset Allocation 100 Subaccount
American Funds(R) Growth Subaccount                     BHFTI Brighthouse Small Cap Value Subaccount (a)
American Funds(R) Growth-Income Subaccount              BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI American Funds(R) Balanced Allocation               Equity Subaccount (a)
   Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


BHFTI Brighthouse/Eaton Vance Floating Rate               BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                             BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Brighthouse/Wellington Large Cap Research           BHFTII T. Rowe Price Small Cap Growth Subaccount
   Subaccount                                             BHFTII Western Asset Management Strategic Bond
BHFTI Clarion Global Real Estate Subaccount (a)             Opportunities Subaccount (a)
BHFTI ClearBridge Aggressive Growth Subaccount (a)        BHFTII Western Asset Management U.S. Government
BHFTI Harris Oakmark International Subaccount               Subaccount
BHFTI Invesco Comstock Subaccount (a)                     Delaware VIP Small Cap Value Subaccount
BHFTI Invesco Small Cap Growth Subaccount (a)             Dreyfus Sustainable U.S. Equity Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                 DWS Government & Agency Securities VIP
BHFTI Loomis Sayles Global Markets Subaccount               Subaccount
BHFTI MetLife Multi-Index Targeted Risk Subaccount        DWS Small Mid Cap Value VIP Subaccount
BHFTI MFS(R) Research International Subaccount            Fidelity(R) VIP Contrafund Subaccount (a)
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)        Fidelity(R) VIP Dynamic Capital Appreciation Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)            Fidelity(R) VIP Equity-Income Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)       Fidelity(R) VIP Freedom 2020 Subaccount
BHFTI PIMCO Total Return Subaccount                       Fidelity(R) VIP Freedom 2025 Subaccount
BHFTI Schroders Global Multi-Asset Subaccount             Fidelity(R) VIP Freedom 2030 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount               Fidelity(R) VIP Freedom 2040 Subaccount
BHFTI SSGA Growth ETF Subaccount                          Fidelity(R) VIP Freedom 2050 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)        Fidelity(R) VIP FundsManager 60% Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount             Fidelity(R) VIP High Income Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount (a)       Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount (a)               FTVIPT Franklin Income VIP Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)      FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII BlackRock Ultra-Short Term Bond                    FTVIPT Franklin Rising Dividends VIP Subaccount
   Subaccount (a)                                         FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 20 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount         FTVIPT Templeton Developing Markets VIP
BHFTII Brighthouse Asset Allocation 60 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount         FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value Subaccount       Invesco V.I. Comstock Subaccount
BHFTII Brighthouse/Dimensional International Small        Invesco V.I. Diversified Dividend Subaccount
   Company Subaccount                                     Invesco V.I. Equity and Income Subaccount
BHFTII Brighthouse/Wellington Balanced                    Invesco V.I. Government Securities Subaccount (a)
   Subaccount (a)                                         Invesco V.I. Managed Volatility Subaccount
BHFTII Brighthouse/Wellington Core Equity                 Invesco V.I. S&P 500 Index Subaccount
   Opportunities Subaccount (a)                           Janus Henderson Enterprise Subaccount
BHFTII Frontier Mid Cap Growth Subaccount (a)             Janus Henderson Global Research Subaccount
BHFTII Jennison Growth Subaccount (a)                     Janus Henderson Overseas Subaccount
BHFTII Loomis Sayles Small Cap Core Subaccount            LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife Aggregate Bond Index Subaccount              Subaccount (a)
BHFTII MetLife Mid Cap Stock Index Subaccount (a)         LMPVET ClearBridge Variable Appreciation
BHFTII MetLife MSCI EAFE(R) Index Subaccount                Subaccount
BHFTII MetLife Russell 2000(R) Index Subaccount           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Subaccount (a)                   Subaccount (a)
BHFTII MFS(R) Total Return Subaccount (a)                 LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS(R) Value Subaccount (a)                          Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


LMPVET ClearBridge Variable Large Cap Value           LMPVIT Western Asset Core Plus Subaccount
   Subaccount                                         LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Mid Cap Subaccount          Bond Subaccount
LMPVET ClearBridge Variable Small Cap Growth          Morgan Stanley VIS Multi Cap Growth Subaccount
   Subaccount                                         Pioneer VCT Mid Cap Value Subaccount
LMPVET QS Variable Conservative Growth                Pioneer VCT Real Estate Shares Subaccount
   Subaccount                                         TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Growth Subaccount                    Subaccount
LMPVET QS Variable Moderate Growth Subaccount         VIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2018:

Fidelity(R) VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2018:

BHFTI Schroders Global Multi-Asset II Subaccount
BHFTII MFS(R) Value II Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                           New Name

Deutsche II Government & Agency Securities            DWS Government & Agency Securities VIP
Deutsche II Small Mid Cap Value                       DWS Small Mid Cap Value VIP

TRUST NAME CHANGES:

Former Name                                                New Name

Deutsche Variable Series II                                Deutsche DWS Variable Series II

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, fund or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain Contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------
     AB VPS Global Thematic Growth Subaccount...................         12,326           199,682           10,151           91,470
     Alger Capital Appreciation Subaccount......................         35,630         2,189,631          537,807          438,433
     American Funds(R) Bond Subaccount..........................        347,186         3,726,515          583,675          795,830
     American Funds(R) Global Growth Subaccount.................      3,291,637        73,674,591       10,040,623       15,725,526
     American Funds(R) Global Small Capitalization Subaccount...         69,961         1,413,645          202,173          322,166
     American Funds(R) Growth Subaccount........................      3,063,586       188,743,837       29,390,837       43,002,859
     American Funds(R) Growth-Income Subaccount.................      3,766,591       151,000,339       18,837,147       33,520,914
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        480,431         4,777,674        1,789,654        2,004,458
     BHFTI American Funds(R) Growth Allocation Subaccount.......        435,461         4,187,026          660,455          239,460
     BHFTI American Funds(R) Moderate Allocation Subaccount.....        308,624         3,064,810          472,012          130,305
     BHFTI BlackRock High Yield Subaccount......................      9,023,959        71,830,165        8,686,172       14,575,217
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,716,101        52,672,113        5,010,394        8,682,031
     BHFTI Brighthouse Small Cap Value Subaccount...............      5,928,619        91,720,035        7,786,602       14,660,106
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,430,978        34,262,108        4,430,768        6,979,506
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        380,005         3,927,629        1,390,977          382,551
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................      2,528,727        29,591,334        5,475,398        5,238,654
     BHFTI Clarion Global Real Estate Subaccount................      4,316,701        53,061,934        5,189,422        9,242,274
     BHFTI ClearBridge Aggressive Growth Subaccount.............     25,520,240       368,188,478       30,820,698       63,670,987
     BHFTI Harris Oakmark International Subaccount..............      3,525,317        52,583,472        8,274,146       12,524,142
     BHFTI Invesco Comstock Subaccount..........................     10,532,505       118,233,592       15,321,322       26,291,478
     BHFTI Invesco Small Cap Growth Subaccount..................        961,991        14,360,020        3,233,171        3,000,750
     BHFTI JPMorgan Small Cap Value Subaccount..................        585,529         9,110,776        1,332,590        2,359,844
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,350,019        88,715,899       11,500,983       15,712,434
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          8,957           109,099           29,686            9,614
     BHFTI MFS(R) Research International Subaccount.............      4,286,008        48,265,810        2,276,775        7,176,426
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        478,902         6,800,060        3,041,101        3,077,445
     BHFTI Oppenheimer Global Equity Subaccount.................     13,148,238       229,605,448       39,888,432       42,504,898
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,227,825        44,677,212        4,052,807        6,287,342
     BHFTI PIMCO Total Return Subaccount........................     12,886,968       145,109,368        9,028,927       25,568,095
     BHFTI Schroders Global Multi-Asset Subaccount (a)..........          4,208            51,837           52,249              404
     BHFTI SSGA Growth and Income ETF Subaccount................      8,519,257        92,014,780        7,442,311       11,861,709
     BHFTI SSGA Growth ETF Subaccount...........................     11,463,143       123,795,745       11,888,003       13,888,795
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,534,051       328,978,715       47,471,818       54,130,241
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        137,289         1,357,227          251,467          233,140
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,927,979        35,109,646        7,632,551        5,950,072
     BHFTII BlackRock Bond Income Subaccount....................      1,028,185       107,981,526        7,693,809       19,517,315
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,456,445       119,800,129       31,636,322       30,379,715
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,665,523       167,042,616       46,261,158       59,642,702
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,458,493        16,129,624        1,869,597        4,078,360
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      4,893,125        55,948,494        5,221,277       10,869,164
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     34,024,317       404,211,373       31,799,556       54,125,963
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     42,798,333       550,765,179       50,670,791       66,073,307
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          6,465         1,230,356          106,147          313,764
     BHFTII Brighthouse/Dimensional International Small Company
       Subaccount...............................................         63,038           861,513          257,938          122,990
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,618,016       191,384,442       23,134,642       26,075,267
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,437,627       104,896,292        9,627,057       20,513,971
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,047,505        58,965,354        9,564,992       10,185,462
     BHFTII Jennison Growth Subaccount..........................     25,120,288       336,577,557       68,223,547       52,438,126

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     BHFTII Loomis Sayles Small Cap Core Subaccount..............          6,374        1,619,084         500,324           224,293
     BHFTII MetLife Aggregate Bond Index Subaccount..............      4,921,963       53,434,284       3,403,130         7,197,936
     BHFTII MetLife Mid Cap Stock Index Subaccount...............        943,544       15,759,509       3,107,866         3,305,005
     BHFTII MetLife MSCI EAFE(R) Index Subaccount................      3,426,076       51,971,653       2,483,382         5,066,442
     BHFTII MetLife Russell 2000(R) Index Subaccount.............      4,963,122       78,060,731      10,126,911        13,181,765
     BHFTII MetLife Stock Index Subaccount.......................     16,020,245      592,380,454      69,231,708       101,556,451
     BHFTII MFS(R) Total Return Subaccount.......................      1,827,822      268,447,461      30,605,434        46,946,304
     BHFTII MFS(R) Value Subaccount..............................      7,624,888      112,721,275      19,514,441        21,097,977
     BHFTII Neuberger Berman Genesis Subaccount..................      2,681,915       43,387,604       9,374,913         9,049,906
     BHFTII T. Rowe Price Large Cap Growth Subaccount............      2,757,722       55,954,841      16,552,599        12,121,479
     BHFTII T. Rowe Price Small Cap Growth Subaccount............      5,038,129       87,268,648      14,332,679        16,458,742
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................     10,553,918      137,143,678      13,916,748        28,179,813
     BHFTII Western Asset Management U.S. Government
       Subaccount................................................      5,317,528       63,188,535       5,369,368        11,821,897
     Delaware VIP Small Cap Value Subaccount.....................        251,864        7,945,784         990,766         1,612,504
     Dreyfus Sustainable U.S. Equity Subaccount..................         17,474          546,476         150,408            38,044
     DWS Government & Agency Securities VIP Subaccount...........        138,163        1,667,398          95,431           282,309
     DWS Small Mid Cap Value VIP Subaccount......................        262,646        3,918,529         815,394           376,657
     Fidelity(R) VIP Contrafund Subaccount.......................      5,531,199      157,708,368      22,467,603        30,325,620
     Fidelity(R) VIP Dynamic Capital Appreciation Subaccount.....        131,796        1,388,808         295,756           331,196
     Fidelity(R) VIP Equity-Income Subaccount....................      9,476,791      199,103,485      15,592,497        24,798,144
     Fidelity(R) VIP Freedom 2020 Subaccount.....................         29,359          393,267         138,873            57,889
     Fidelity(R) VIP Freedom 2025 Subaccount.....................         71,930        1,017,913         768,612            65,596
     Fidelity(R) VIP Freedom 2030 Subaccount.....................         43,655          601,248         185,434            89,643
     Fidelity(R) VIP Freedom 2040 Subaccount.....................          8,341          165,756          90,815            36,633
     Fidelity(R) VIP Freedom 2050 Subaccount.....................         22,128          413,562         334,844            27,835
     Fidelity(R) VIP FundsManager 60% Subaccount.................     55,800,796      633,879,716      81,812,051        42,030,104
     Fidelity(R) VIP High Income Subaccount......................      3,148,579       18,476,525       1,363,176         2,632,283
     Fidelity(R) VIP Mid Cap Subaccount..........................      6,878,537      208,110,987      27,228,280        32,349,582
     FTVIPT Franklin Income VIP Subaccount.......................      1,049,765       15,667,241       1,635,975         3,695,754
     FTVIPT Franklin Mutual Shares VIP Subaccount................        643,078       11,421,092         898,428         1,932,136
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        481,628       10,852,634       1,842,518         3,047,550
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,306,609       24,928,247       2,904,902         3,903,618
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,676,721       16,113,444       2,053,965         3,773,449
     FTVIPT Templeton Foreign VIP Subaccount.....................      3,430,392       48,461,097       4,415,613         7,141,827
     Invesco V.I. Comstock Subaccount............................        228,760        3,369,928         744,741         1,039,407
     Invesco V.I. Diversified Dividend Subaccount................         31,457          559,981          53,538           319,150
     Invesco V.I. Equity and Income Subaccount...................      2,394,295       34,659,870       3,325,680         6,878,596
     Invesco V.I. Government Securities Subaccount...............        510,277        5,942,491         171,067         1,344,843
     Invesco V.I. Managed Volatility Subaccount..................         98,695        1,389,324         125,063           218,413
     Invesco V.I. S&P 500 Index Subaccount.......................        183,703        3,085,114       1,869,388           177,778
     Janus Henderson Enterprise Subaccount.......................        189,764        8,894,340       2,069,183         3,377,747
     Janus Henderson Global Research Subaccount..................         11,712          373,268          44,878            33,579
     Janus Henderson Overseas Subaccount.........................        985,197       37,443,454       1,192,658         4,121,374
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     11,674,894      218,073,560      23,839,098        46,293,528
     LMPVET ClearBridge Variable Appreciation Subaccount.........      5,630,181      150,145,994      14,538,455        37,156,689
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      4,279,929       57,102,209       8,074,223        15,864,741
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      3,600,732       66,983,834       6,753,544        17,250,510
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,021,711       84,930,093       9,773,659        16,896,682

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018              DECEMBER 31, 2018
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     LMPVET ClearBridge Variable Mid Cap Subaccount.............      1,449,242        21,351,733          920,144        3,773,608
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      1,816,848        34,203,450        8,313,915        9,381,049
     LMPVET QS Variable Conservative Growth Subaccount..........      2,702,959        33,225,842        2,409,286        6,145,931
     LMPVET QS Variable Growth Subaccount.......................      1,398,677        19,048,343        1,623,256        3,045,013
     LMPVET QS Variable Moderate Growth Subaccount..............      2,044,410        24,767,754        2,233,298        3,468,402
     LMPVIT Western Asset Core Plus Subaccount..................      8,948,663        56,697,750        3,279,540        8,395,478
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        667,523         5,177,730          334,609          969,146
     Morgan Stanley VIS Multi Cap Growth Subaccount.............         17,038           718,078          281,793          278,288
     Pioneer VCT Mid Cap Value Subaccount.......................        814,636        16,028,451        2,463,259        4,561,658
     Pioneer VCT Real Estate Shares Subaccount..................        405,330         7,112,414          860,927          960,209
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,243,051        31,309,266        3,610,619        4,359,256
     VIF Growth Subaccount......................................        245,622         5,803,493        1,848,459        1,045,547

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                 AB VPS GLOBAL THEMATIC GROWTH    ALGER CAPITAL APPRECIATION       AMERICAN FUNDS(R) BOND
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2018             2017          2018             2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........        336,154         402,397        670,173         790,345      2,212,494        2,795,414
Units issued and transferred
   from other funding options..          8,965           3,194         30,517          29,249        314,510          264,126
Units redeemed and transferred
   to other funding options....       (66,264)        (69,437)       (97,439)       (149,421)      (458,190)        (847,046)
                                 -------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............        278,855         336,154        603,251         670,173      2,068,814        2,212,494
                                 =============   =============  =============   =============  =============   ==============


                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION          AMERICAN FUNDS(R) GROWTH
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                     2018             2017             2018            2017            2018            2017
                                 -------------   -------------    -------------   --------------  --------------  --------------

Units beginning of year........     31,944,766      37,013,497          427,393          495,691      78,146,962      89,755,181
Units issued and transferred
   from other funding options..      1,348,023         916,610           30,831           12,952       2,081,439       2,014,455
Units redeemed and transferred
   to other funding options....    (4,855,871)     (5,985,341)         (70,912)         (81,250)    (12,235,509)    (13,622,674)
                                 -------------   -------------    -------------   --------------  --------------  --------------
Units end of year..............     28,436,918      31,944,766          387,312          427,393      67,992,892      78,146,962
                                 =============   =============    =============   ==============  ==============  ==============

                                                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME        BALANCED ALLOCATION              GROWTH ALLOCATION
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018            2017             2018            2017            2018            2017
                                 --------------  --------------   --------------  --------------  --------------   -------------

Units beginning of year........      71,936,274      83,026,144        3,197,904       3,745,363       2,313,625       2,607,699
Units issued and transferred
   from other funding options..       1,993,396       1,657,087          909,903         470,339         306,368         574,637
Units redeemed and transferred
   to other funding options....    (11,278,343)    (12,746,957)      (1,257,028)     (1,017,798)       (212,907)       (868,711)
                                 --------------  --------------   --------------  --------------  --------------   -------------
Units end of year..............      62,651,327      71,936,274        2,850,779       3,197,904       2,407,086       2,313,625
                                 ==============  ==============   ==============  ==============  ==============   =============


                                     BHFTI AMERICAN FUNDS(R)                                          BHFTI BRIGHTHOUSE
                                       MODERATE ALLOCATION        BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018             2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      1,823,610       2,077,029     22,585,394      26,278,741     36,940,221      39,362,500
Units issued and transferred
   from other funding options..        222,429         460,509      3,301,065       2,161,814      2,333,882       2,057,998
Units redeemed and transferred
   to other funding options....      (104,857)       (713,928)    (5,956,842)     (5,855,161)    (5,576,576)     (4,480,277)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      1,941,182       1,823,610     19,929,617      22,585,394     33,697,527      36,940,221
                                 =============   =============  =============   =============  =============   =============

                                        BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN     BHFTI BRIGHTHOUSE/EATON VANCE
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              FLOATING RATE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------   -------------  --------------   -------------  --------------   -------------

Units beginning of year........      41,057,702      47,810,812      15,605,098      17,633,912       2,510,585       2,433,483
Units issued and transferred
   from other funding options..       1,433,665       1,435,924       1,770,442       1,146,692       1,124,661         277,365
Units redeemed and transferred
   to other funding options....     (5,858,190)     (8,189,034)     (2,967,166)     (3,175,506)       (302,014)       (200,263)
                                 --------------   -------------  --------------   -------------  --------------   -------------
Units end of year..............      36,633,177      41,057,702      14,408,374      15,605,098       3,333,232       2,510,585
                                 ==============   =============  ==============   =============  ==============   =============


                                  BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                       LARGE CAP RESEARCH              GLOBAL REAL ESTATE                    GROWTH
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  -------------   --------------  --------------  --------------

Units beginning of year........     18,495,088       20,534,091     41,045,404       45,463,358      57,292,688      64,680,298
Units issued and transferred
   from other funding options..        378,817          368,233      4,916,044        3,262,198       3,297,520       2,774,390
Units redeemed and transferred
   to other funding options....    (2,143,779)      (2,407,236)    (9,786,186)      (7,680,152)     (9,435,446)    (10,162,000)
                                 -------------   --------------  -------------   --------------  --------------  --------------
Units end of year..............     16,730,126       18,495,088     36,175,262       41,045,404      51,154,762      57,292,688
                                 =============   ==============  =============   ==============  ==============  ==============

                                     BHFTI HARRIS OAKMARK                                              BHFTI INVESCO
                                         INTERNATIONAL              BHFTI INVESCO COMSTOCK           SMALL CAP GROWTH
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     25,199,950      27,159,458     72,375,071      83,913,220      4,505,102       5,001,924
Units issued and transferred
   from other funding options..      3,148,019       4,737,204      1,405,400       2,378,000        600,302         546,191
Units redeemed and transferred
   to other funding options....    (5,973,178)     (6,696,712)   (10,042,858)    (13,916,149)      (990,623)     (1,043,013)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     22,374,791      25,199,950     63,737,613      72,375,071      4,114,781       4,505,102
                                 =============   =============  =============   =============  =============   =============


                                        BHFTI JPMORGAN                BHFTI LOOMIS SAYLES        BHFTI METLIFE MULTI-INDEX
                                        SMALL CAP VALUE                 GLOBAL MARKETS                 TARGETED RISK
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      4,789,787       5,064,644     15,823,517      17,610,274          6,753           9,395
Units issued and transferred
   from other funding options..        412,593         728,694        298,549         484,680          7,271           1,908
Units redeemed and transferred
   to other funding options....    (1,084,553)     (1,003,551)    (1,877,218)     (2,271,437)        (6,416)         (4,550)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      4,117,827       4,789,787     14,244,848      15,823,517          7,608           6,753
                                 =============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:




                                      BHFTI MFS(R) RESEARCH       BHFTI MORGAN STANLEY MID CAP          BHFTI OPPENHEIMER
                                          INTERNATIONAL                      GROWTH                       GLOBAL EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      31,900,957      36,740,233       4,084,676       4,381,117     177,903,929     199,205,510
Units issued and transferred
   from other funding options..       1,214,886       1,332,147         579,499         554,045      11,535,676       6,428,014
Units redeemed and transferred
   to other funding options....     (4,058,168)     (6,171,423)     (1,167,853)       (850,486)    (28,775,124)    (27,729,595)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      29,057,675      31,900,957       3,496,322       4,084,676     160,664,481     177,903,929
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                   BHFTI
                                                                                                 SCHRODERS
                                     BHFTI PIMCO INFLATION                                        GLOBAL
                                        PROTECTED BOND            BHFTI PIMCO TOTAL RETURN      MULTI-ASSET
                                          SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                 -----------------------------  -----------------------------  -------------
                                     2018            2017           2018            2017         2018 (A)
                                 -------------   -------------  -------------   -------------  -------------

Units beginning of year........     32,003,367      35,307,807     98,723,354     108,989,879             --
Units issued and transferred
   from other funding options..      5,619,834       3,852,231      8,192,736       9,238,343          3,765
Units redeemed and transferred
   to other funding options....    (7,383,244)     (7,156,671)   (17,853,221)    (19,504,868)           (29)
                                 -------------   -------------  -------------   -------------  -------------
Units end of year..............     30,239,957      32,003,367     89,062,869      98,723,354          3,736
                                 =============   =============  =============   =============  =============

                                      BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                           INCOME ETF               BHFTI SSGA GROWTH ETF            LARGE CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     64,046,553      69,381,250     84,156,265     91,144,360    167,544,150     188,277,959
Units issued and transferred
   from other funding options..      1,453,046       1,746,869      2,709,232      3,197,239     10,865,091       6,690,479
Units redeemed and transferred
   to other funding options....    (7,415,825)     (7,081,566)    (9,127,860)   (10,185,334)   (28,589,467)    (27,424,288)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............     58,083,774      64,046,553     77,737,637     84,156,265    149,819,774     167,544,150
                                 =============   =============  =============  =============  =============   =============


                                      BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE
                                        MID CAP GROWTH                 MID CAP VALUE          BHFTII BLACKROCK BOND INCOME
                                          SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2018            2017          2018            2017            2018           2017
                                 -------------  -------------  -------------   -------------  -------------   -------------

Units beginning of year........        515,398        559,197     21,415,273      25,100,728     80,540,234      89,821,850
Units issued and transferred
   from other funding options..         18,611         40,204      1,057,591       1,281,124      5,549,745       5,741,324
Units redeemed and transferred
   to other funding options....       (79,253)       (84,003)    (3,388,653)     (4,966,579)   (15,073,694)    (15,022,940)
                                 -------------  -------------  -------------   -------------  -------------   -------------
Units end of year..............        454,756        515,398     19,084,211      21,415,273     71,016,285      80,540,234
                                 =============  =============  =============   =============  =============   =============

                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017           2018             2017
                                 --------------   -------------  --------------  --------------  -------------   --------------

Units beginning of year........      80,040,866      90,233,992     163,187,513     191,490,336     12,549,984       14,708,245
Units issued and transferred
   from other funding options..       2,766,093       1,747,732      63,576,664      37,323,352      1,531,577        1,759,236
Units redeemed and transferred
   to other funding options....    (12,405,974)    (11,940,858)    (74,981,009)    (65,626,175)    (3,311,995)      (3,917,497)
                                 --------------   -------------  --------------  --------------  -------------   --------------
Units end of year..............      70,400,985      80,040,866     151,783,168     163,187,513     10,769,566       12,549,984
                                 ==============   =============  ==============  ==============  =============   ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018             2017
                                 -------------   --------------  -------------   --------------  --------------   -------------

Units beginning of year........     40,415,605       47,542,265    277,446,396      313,013,101     376,643,089     406,853,909
Units issued and transferred
   from other funding options..      2,473,309        2,626,978     11,954,872       13,334,871      18,319,755      16,949,280
Units redeemed and transferred
   to other funding options....    (7,429,875)      (9,753,638)   (36,423,297)     (48,901,576)    (42,297,348)    (47,160,100)
                                 -------------   --------------  -------------   --------------  --------------   -------------
Units end of year..............     35,459,039       40,415,605    252,977,971      277,446,396     352,665,496     376,643,089
                                 =============   ==============  =============   ==============  ==============   =============

                                   BHFTII BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/DIMENSIONAL   BHFTII BRIGHTHOUSE/WELLINGTON
                                          MID CAP VALUE            INTERNATIONAL SMALL COMPANY              BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 --------------   -------------   -------------   -------------  -------------   -------------

Units beginning of year........         473,217         487,877         315,726         273,940     58,824,155      64,591,245
Units issued and transferred
   from other funding options..             777          42,760          85,298         121,532      1,822,597       1,775,838
Units redeemed and transferred
   to other funding options....        (75,267)        (57,420)        (50,077)        (79,746)    (7,098,678)     (7,542,928)
                                 --------------   -------------   -------------   -------------  -------------   -------------
Units end of year..............         398,727         473,217         350,947         315,726     53,548,074      58,824,155
                                 ==============   =============   =============   =============  =============   =============


                                  BHFTII BRIGHTHOUSE/WELLINGTON         BHFTII FRONTIER
                                    CORE EQUITY OPPORTUNITIES           MID CAP GROWTH              BHFTII JENNISON GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018             2017           2018            2017
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      45,507,098      52,226,552     41,185,332      46,769,889    208,309,436     230,334,406
Units issued and transferred
   from other funding options..       1,136,958       1,028,982      1,098,727       1,242,303      7,912,813       5,335,447
Units redeemed and transferred
   to other funding options....     (7,473,005)     (7,748,436)    (5,230,573)     (6,826,860)   (27,769,552)    (27,360,417)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      39,171,051      45,507,098     37,053,486      41,185,332    188,452,697     208,309,436
                                 ==============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                     BHFTII LOOMIS SAYLES              BHFTII METLIFE                  BHFTII METLIFE
                                        SMALL CAP CORE              AGGREGATE BOND INDEX             MID CAP STOCK INDEX
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018           2017           2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........        233,617         125,626     23,403,576      25,927,617       7,333,867       7,950,996
Units issued and transferred
   from other funding options..         54,599         125,985      1,332,627         958,929         517,833         955,710
Units redeemed and transferred
   to other funding options....       (30,557)        (17,994)    (3,359,731)     (3,482,970)     (1,404,773)     (1,572,839)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............        257,659         233,617     21,376,472      23,403,576       6,446,927       7,333,867
                                 =============   =============  =============   =============  ==============  ==============


                                         BHFTII METLIFE                  BHFTII METLIFE
                                       MSCI EAFE(R) INDEX             RUSSELL 2000(R) INDEX      BHFTII METLIFE STOCK INDEX
                                           SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017            2018            2017          2018            2017
                                 --------------  --------------  -------------   -------------  -------------   -------------

Units beginning of year........      20,185,195      22,174,074     20,998,581      23,491,682    361,289,220     399,744,544
Units issued and transferred
   from other funding options..       1,313,852       1,010,547        978,269       1,024,914     11,100,433      11,497,376
Units redeemed and transferred
   to other funding options....     (2,770,681)     (2,999,426)    (2,825,796)     (3,518,015)   (45,000,504)    (49,952,700)
                                 --------------  --------------  -------------   -------------  -------------   -------------
Units end of year..............      18,728,366      20,185,195     19,151,054      20,998,581    327,389,149     361,289,220
                                 ==============  ==============  =============   =============  =============   =============


                                                                                                       BHFTII NEUBERGER
                                  BHFTII MFS(R) TOTAL RETURN          BHFTII MFS(R) VALUE               BERMAN GENESIS
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........    121,012,734     138,074,749      47,045,537      54,400,150     19,224,324      22,363,400
Units issued and transferred
   from other funding options..      4,968,717       4,599,330       4,693,249       2,467,136      1,027,219       1,133,176
Units redeemed and transferred
   to other funding options....   (18,669,787)    (21,661,345)     (8,340,825)     (9,821,749)    (2,941,162)     (4,272,252)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............    107,311,664     121,012,734      43,397,961      47,045,537     17,310,381      19,224,324
                                 =============   =============  ==============  ==============  =============   =============


                                                                                                    BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE          MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH              SMALL CAP GROWTH                  OPPORTUNITIES
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........     24,505,822      26,687,817     37,310,815      41,499,662      29,601,617      32,467,046
Units issued and transferred
   from other funding options..      2,483,754       2,605,836      2,388,575       1,918,560       1,597,314       2,256,894
Units redeemed and transferred
   to other funding options....    (4,930,672)     (4,787,831)    (5,650,684)     (6,107,407)     (5,132,473)     (5,122,323)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............     22,058,904      24,505,822     34,048,706      37,310,815      26,066,458      29,601,617
                                 =============   =============  =============   =============  ==============  ==============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT     DELAWARE VIP SMALL CAP VALUE   DREYFUS SUSTAINABLE U.S. EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                     2018             2017            2018            2017           2018             2017
                                 -------------   --------------  --------------   -------------  -------------   -------------

Units beginning of year........     44,189,926       49,146,509       2,506,672       2,764,340        246,933         252,898
Units issued and transferred
   from other funding options..      4,693,024        4,125,849          60,268          55,697         16,979           6,816
Units redeemed and transferred
   to other funding options....    (9,757,111)      (9,082,432)       (377,045)       (313,365)       (12,233)        (12,781)
                                 -------------   --------------  --------------   -------------  -------------   -------------
Units end of year..............     39,125,839       44,189,926       2,189,895       2,506,672        251,679         246,933
                                 =============   ==============  ==============   =============  =============   =============


                                        DWS GOVERNMENT &                DWS SMALL MID CAP
                                      AGENCY SECURITIES VIP                 VALUE VIP              FIDELITY(R) VIP CONTRAFUND
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017            2018            2017
                                 --------------   -------------  -------------   --------------  --------------   -------------

Units beginning of year........       1,461,872       1,896,941      1,290,516        1,431,523      64,652,989      73,454,530
Units issued and transferred
   from other funding options..          86,023          63,680         54,577          166,049       2,438,277       2,492,105
Units redeemed and transferred
   to other funding options....       (254,649)       (498,749)      (117,075)        (307,056)     (9,603,855)    (11,293,646)
                                 --------------   -------------  -------------   --------------  --------------   -------------
Units end of year..............       1,293,246       1,461,872      1,228,018        1,290,516      57,487,411      64,652,989
                                 ==============   =============  =============   ==============  ==============   =============

                                 FIDELITY(R) VIP DYNAMIC CAPITAL
                                          APPRECIATION              FIDELITY(R) VIP EQUITY-INCOME   FIDELITY(R) VIP FREEDOM 2020
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         699,361          826,298      42,812,375       47,642,339         161,933          242,680
Units issued and transferred
   from other funding options..          34,511           40,083         783,779        1,216,722          65,802          175,648
Units redeemed and transferred
   to other funding options....       (105,746)        (167,020)     (4,823,522)      (6,046,686)        (29,681)        (256,395)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         628,126          699,361      38,772,632       42,812,375         198,054          161,933
                                 ==============   ==============  ==============   ==============  ==============   ==============



                                  FIDELITY(R) VIP FREEDOM 2025      FIDELITY(R) VIP FREEDOM 2030    FIDELITY(R) VIP FREEDOM 2040
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         160,567          181,641         249,380          298,697          43,802           26,379
Units issued and transferred
   from other funding options..         354,022           99,852          79,180          127,826          30,766           18,255
Units redeemed and transferred
   to other funding options....        (32,316)        (120,926)        (42,147)        (177,143)        (13,437)            (832)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         482,273          160,567         286,413          249,380          61,131           43,802
                                 ==============   ==============  ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                  FIDELITY(R) VIP FREEDOM 2050   FIDELITY(R) VIP FUNDSMANAGER 60%    FIDELITY(R) VIP HIGH INCOME
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2018            2017             2018             2017            2018            2017
                                 -------------   --------------   --------------   -------------   -------------   --------------

Units beginning of year........         38,641           19,737       44,882,793      46,892,598       5,206,840        5,826,650
Units issued and transferred
   from other funding options..        111,074           26,716           71,713          34,656         209,405          256,486
Units redeemed and transferred
   to other funding options....        (9,692)          (7,812)      (2,105,706)     (2,044,461)       (772,193)        (876,296)
                                 -------------   --------------   --------------   -------------   -------------   --------------
Units end of year..............        140,023           38,641       42,848,800      44,882,793       4,644,052        5,206,840
                                 =============   ==============   ==============   =============   =============   ==============


                                                                                                         FTVIPT FRANKLIN
                                     FIDELITY(R) VIP MID CAP       FTVIPT FRANKLIN INCOME VIP           MUTUAL SHARES VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     63,984,525       70,833,034       8,450,684       9,501,555      6,577,838        7,345,721
Units issued and transferred
   from other funding options..      4,615,647        2,656,746         508,932         247,209        166,788          203,744
Units redeemed and transferred
   to other funding options....   (10,720,493)      (9,505,255)     (1,754,206)     (1,298,080)      (923,632)        (971,627)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     57,879,679       63,984,525       7,205,410       8,450,684      5,820,994        6,577,838
                                 =============   ==============  ==============   =============  =============   ==============

                                         FTVIPT FRANKLIN                 FTVIPT FRANKLIN           FTVIPT TEMPLETON DEVELOPING
                                      RISING DIVIDENDS VIP          SMALL-MID CAP GROWTH VIP               MARKETS VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........      5,463,493        6,189,662      10,078,397      11,640,861      7,812,223        8,328,861
Units issued and transferred
   from other funding options..        318,820          581,174         320,839         423,618      1,300,090        1,714,718
Units redeemed and transferred
   to other funding options....    (1,021,662)      (1,307,343)     (1,511,996)     (1,986,082)    (2,042,931)      (2,231,356)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............      4,760,651        5,463,493       8,887,240      10,078,397      7,069,382        7,812,223
                                 =============   ==============  ==============   =============  =============   ==============



                                  FTVIPT TEMPLETON FOREIGN VIP        INVESCO V.I. COMSTOCK      INVESCO V.I. DIVERSIFIED DIVIDEND
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  ------------------------------  ---------------------------------
                                      2018            2017            2018            2017             2018            2017
                                 -------------   --------------  --------------   -------------   -------------   --------------

Units beginning of year........     29,831,295       33,932,017       2,636,942       3,342,163         551,287          662,469
Units issued and transferred
   from other funding options..      2,766,594        1,609,210         184,661          56,259           5,755           14,598
Units redeemed and transferred
   to other funding options....    (4,548,129)      (5,709,932)       (580,851)       (761,480)       (147,547)        (125,780)
                                 -------------   --------------  --------------   -------------   -------------   --------------
Units end of year..............     28,049,760       29,831,295       2,240,752       2,636,942         409,495          551,287
                                 =============   ==============  ==============   =============   =============   ==============

                                  INVESCO V.I. EQUITY AND INCOME   INVESCO V.I. GOVERNMENT SECURITIES
                                            SUBACCOUNT                         SUBACCOUNT
                                 --------------------------------  ----------------------------------
                                      2018             2017              2018              2017
                                 --------------   ---------------   ---------------   --------------

Units beginning of year........      19,267,979        21,314,043         5,816,467        6,167,486
Units issued and transferred
   from other funding options..         647,954         1,033,002           149,492          449,817
Units redeemed and transferred
   to other funding options....     (2,910,805)       (3,079,066)       (1,143,359)        (800,836)
                                 --------------   ---------------   ---------------   --------------
Units end of year..............      17,005,128        19,267,979         4,822,600        5,816,467
                                 ==============   ===============   ===============   ==============


                                 INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX       JANUS HENDERSON ENTERPRISE
                                           SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2018             2017            2018              2017            2018             2017
                                 --------------   --------------  ---------------   --------------  --------------   --------------

Units beginning of year........         502,004          479,925          782,152          960,831       6,515,151        7,167,800
Units issued and transferred
   from other funding options..          21,997           66,632          595,055           52,758         856,908          359,986
Units redeemed and transferred
   to other funding options....        (71,376)         (44,553)         (54,171)        (231,437)     (1,806,060)      (1,012,635)
                                 --------------   --------------  ---------------   --------------  --------------   --------------
Units end of year..............         452,625          502,004        1,323,036          782,152       5,565,999        6,515,151
                                 ==============   ==============  ===============   ==============  ==============   ==============


                                  JANUS HENDERSON GLOBAL RESEARCH
                                            SUBACCOUNT
                                 --------------------------------
                                      2018             2017
                                 --------------   ---------------

Units beginning of year........         313,454           442,005
Units issued and transferred
   from other funding options..          28,509            17,877
Units redeemed and transferred
   to other funding options....        (23,480)         (146,428)
                                 --------------   ---------------
Units end of year..............         318,483           313,454
                                 ==============   ===============

                                                                 LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                    JANUS HENDERSON OVERSEAS          AGGRESSIVE GROWTH                 APPRECIATION
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------   -------------

Units beginning of year........     18,998,239      21,264,741    134,149,456     149,943,278      96,572,458     108,364,235
Units issued and transferred
   from other funding options..      1,275,038       1,671,981      3,212,160       3,553,973       1,362,789       1,399,967
Units redeemed and transferred
   to other funding options....    (2,950,334)     (3,938,483)   (18,208,577)    (19,347,795)    (13,153,958)    (13,191,744)
                                 -------------   -------------  -------------   -------------  --------------   -------------
Units end of year..............     17,322,943      18,998,239    119,153,039     134,149,456      84,781,289      96,572,458
                                 =============   =============  =============   =============  ==============   =============


                                  LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                       DIVIDEND STRATEGY               LARGE CAP GROWTH                 LARGE CAP VALUE
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........     41,985,161      47,652,023      34,020,176      38,109,335     45,833,043      51,880,204
Units issued and transferred
   from other funding options..      1,202,945         977,233       1,802,985       1,068,217      1,087,210       1,161,218
Units redeemed and transferred
   to other funding options....    (6,690,724)     (6,644,095)     (5,690,221)     (5,157,376)    (6,530,074)     (7,208,379)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............     36,497,382      41,985,161      30,132,940      34,020,176     40,390,179      45,833,043
                                 =============   =============  ==============  ==============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE       LMPVET QS VARIABLE
                                             MID CAP                  SMALL CAP GROWTH             CONSERVATIVE GROWTH
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     11,000,494      12,172,388     15,012,882     17,150,904     20,110,531      23,074,759
Units issued and transferred
   from other funding options..        227,746         404,687      1,197,162        493,452        283,144         303,130
Units redeemed and transferred
   to other funding options....    (1,270,535)     (1,576,581)    (2,708,578)    (2,631,474)    (2,730,814)     (3,267,358)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............      9,957,705      11,000,494     13,501,466     15,012,882     17,662,861      20,110,531
                                 =============   =============  =============  =============  =============   =============


                                                                    LMPVET QS VARIABLE
                                   LMPVET QS VARIABLE GROWTH          MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 ----------------------------  -----------------------------  ------------------------------
                                     2018            2017          2018            2017             2018           2017
                                 -------------  -------------  -------------   -------------   -------------   -------------

Units beginning of year........     10,586,246     11,742,495     14,659,035      17,102,253      25,751,135      28,322,927
Units issued and transferred
   from other funding options..         33,700        137,300        243,899         315,211       1,426,534       1,669,884
Units redeemed and transferred
   to other funding options....    (1,338,408)    (1,293,549)    (1,564,788)     (2,758,429)     (4,300,778)     (4,241,676)
                                 -------------  -------------  -------------   -------------   -------------   -------------
Units end of year..............      9,281,538     10,586,246     13,338,146      14,659,035      22,876,891      25,751,135
                                 =============  =============  =============   =============   =============   =============

                                  LMPVIT WESTERN ASSET VARIABLE        MORGAN STANLEY VIS
                                     GLOBAL HIGH YIELD BOND             MULTI CAP GROWTH            PIONEER VCT MID CAP VALUE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018            2017
                                 --------------  --------------  -------------   --------------  --------------   -------------

Units beginning of year........       2,624,916       2,810,318        235,084          274,685       6,893,599       7,793,599
Units issued and transferred
   from other funding options..         106,074         305,548         20,897            9,265         509,520         403,323
Units redeemed and transferred
   to other funding options....       (495,580)       (490,950)       (65,241)         (48,866)     (1,701,942)     (1,303,323)
                                 --------------  --------------  -------------   --------------  --------------   -------------
Units end of year..............       2,235,410       2,624,916        190,740          235,084       5,701,177       6,893,599
                                 ==============  ==============  =============   ==============  ==============   =============


                                                                   TAP 1919 VARIABLE SOCIALLY
                                 PIONEER VCT REAL ESTATE SHARES        RESPONSIVE BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                 VIF GROWTH SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017           2018             2017
                                 --------------   -------------  -------------   --------------  -------------   --------------

Units beginning of year........       2,056,973       2,487,870     10,714,035       12,016,499      2,315,867        2,605,136
Units issued and transferred
   from other funding options..          72,320         141,884        461,137          237,648        126,550          103,851
Units redeemed and transferred
   to other funding options....       (316,002)       (572,781)    (1,500,125)      (1,540,112)      (260,085)        (393,120)
                                 --------------   -------------  -------------   --------------  -------------   --------------
Units end of year..............       1,813,291       2,056,973      9,675,047       10,714,035      2,182,332        2,315,867
                                 ==============   =============  =============   ==============  =============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------
  AB VPS Global Thematic Growth     2018       278,855   1.12 - 1.17       324,535
     Subaccount                     2017       336,154   1.27 - 1.32       442,332
                                    2016       402,397   0.95 - 0.99       395,223
                                    2015       433,718   0.98 - 1.01       437,107
                                    2014       842,863   0.97 - 1.00       831,818

  Alger Capital Appreciation        2018       603,251   3.00 - 4.03     2,295,619
     Subaccount                     2017       670,173   3.09 - 4.11     2,608,577
                                    2016       790,345   2.43 - 3.19     2,393,354
                                    2015       973,382   2.48 - 3.24     2,984,795
                                    2014     1,145,362   2.40 - 3.10     3,369,272

  American Funds(R) Bond            2018     2,068,814   1.62 - 1.81     3,589,898
     Subaccount                     2017     2,212,494   1.66 - 1.85     3,930,823
                                    2016     2,795,414   1.64 - 1.81     4,872,464
                                    2015     2,919,559   1.62 - 1.78     5,024,441
                                    2014     3,888,953   1.65 - 1.80     6,766,160

  American Funds(R) Global Growth   2018    28,436,918   2.25 - 3.55    83,936,731
     Subaccount                     2017    31,944,766   2.52 - 3.97   105,349,094
                                    2016    37,013,497   1.96 - 3.07    94,479,486
                                    2015    43,593,647   1.98 - 3.10   112,218,439
                                    2014    50,715,493   1.89 - 2.95   124,133,870

  American Funds(R) Global Small    2018       387,312   3.62 - 4.01     1,480,364
     Capitalization Subaccount      2017       427,393   4.12 - 4.55     1,857,993
                                    2016       495,691   3.34 - 3.66     1,744,804
                                    2015       620,815   3.33 - 3.64     2,173,442
                                    2014       785,948   3.39 - 3.68     2,794,308

  American Funds(R) Growth          2018    67,992,892   2.19 - 3.75   212,857,911
     Subaccount                     2017    78,146,962   2.26 - 3.82   249,883,935
                                    2016    89,755,181   1.81 - 3.03   227,525,831
                                    2015   103,574,782   1.70 - 2.82   244,016,695
                                    2014   122,112,054   1.63 - 2.68   273,472,215

  American Funds(R) Growth-Income   2018    62,651,327   1.95 - 3.05   169,119,927
     Subaccount                     2017    71,936,274   2.04 - 3.16   201,327,949
                                    2016    83,026,144   1.71 - 2.62   193,185,203
                                    2015    96,683,093   1.58 - 2.39   205,249,115
                                    2014   114,152,086   1.60 - 2.40   242,579,693

  BHFTI American Funds(R) Balanced  2018     2,850,779   1.49 - 1.66     4,544,878
     Allocation Subaccount          2017     3,197,904   1.58 - 1.74     5,335,264
                                    2016     3,745,363   1.37 - 1.50     5,393,633
                                    2015     3,593,345   1.29 - 1.39     4,828,342
                                    2014     3,198,147   1.32 - 1.41     4,360,096

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  AB VPS Global Thematic Growth     2018        --         1.65 - 1.90     (11.69) - (11.47)
     Subaccount                     2017      0.28         1.65 - 1.90         33.74 - 34.07
                                    2016        --         1.65 - 1.90       (2.74) - (2.50)
                                    2015        --         1.65 - 1.90           0.72 - 0.97
                                    2014        --         1.65 - 1.90           2.83 - 3.09

  Alger Capital Appreciation        2018        --         1.55 - 2.55       (2.89) - (1.91)
     Subaccount                     2017        --         1.55 - 2.55         27.46 - 28.73
                                    2016        --         1.55 - 2.65       (2.40) - (1.32)
                                    2015        --         1.55 - 2.65           3.14 - 4.28
                                    2014        --         1.55 - 2.65         10.48 - 11.70

  American Funds(R) Bond            2018      2.33         1.40 - 1.90       (2.59) - (2.10)
     Subaccount                     2017      1.80         1.40 - 1.90           1.72 - 2.23
                                    2016      1.59         1.40 - 1.90           1.01 - 1.51
                                    2015      1.54         1.40 - 1.90       (1.61) - (1.12)
                                    2014      1.81         1.40 - 1.90           3.30 - 3.81

  American Funds(R) Global Growth   2018      0.64         0.30 - 2.60      (11.39) - (9.32)
     Subaccount                     2017      0.64         0.30 - 2.60         28.11 - 31.08
                                    2016      0.88         0.30 - 2.60         (1.96) - 0.32
                                    2015      0.97         0.30 - 2.60           4.19 - 6.62
                                    2014      1.10         0.30 - 2.60         (0.31) - 2.01

  American Funds(R) Global Small    2018      0.08         1.40 - 1.90     (12.24) - (11.80)
     Capitalization Subaccount      2017      0.43         1.40 - 1.90         23.53 - 24.15
                                    2016      0.23         1.40 - 1.90           0.18 - 0.68
                                    2015        --         1.40 - 1.90       (1.62) - (1.13)
                                    2014      0.11         1.40 - 1.90           0.20 - 0.70

  American Funds(R) Growth          2018      0.42         0.30 - 2.70       (2.92) - (0.55)
     Subaccount                     2017      0.49         0.30 - 2.70         24.89 - 27.91
                                    2016      0.75         0.30 - 2.70           6.57 - 9.16
                                    2015      0.57         0.30 - 2.70           4.01 - 6.54
                                    2014      0.73         0.30 - 2.70           5.62 - 8.18

  American Funds(R) Growth-Income   2018      1.35         0.30 - 2.75       (4.47) - (2.08)
     Subaccount                     2017      1.35         0.30 - 2.75         19.07 - 22.02
                                    2016      1.42         0.30 - 2.75          8.50 - 11.19
                                    2015      1.24         0.30 - 2.75         (1.30) - 1.15
                                    2014      1.21         0.30 - 2.75          7.63 - 10.30

  BHFTI American Funds(R) Balanced  2018      1.47         0.30 - 1.30       (5.55) - (4.60)
     Allocation Subaccount          2017      1.62         0.30 - 1.30         15.35 - 16.51
                                    2016      1.75         0.30 - 1.30           6.42 - 7.49
                                    2015      1.31         0.30 - 1.30       (1.99) - (1.00)
                                    2014      1.26         0.30 - 1.30           4.68 - 5.73

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  BHFTI American Funds(R) Growth      2018     2,407,086   1.55 - 1.72     3,923,499
     Allocation Subaccount            2017     2,313,625   1.67 - 1.83     4,033,009
                                      2016     2,607,699   1.39 - 1.52     3,801,167
                                      2015     2,633,410   1.29 - 1.40     3,549,784
                                      2014     2,717,215   1.32 - 1.41     3,718,850

  BHFTI American Funds(R) Moderate    2018     1,941,182   1.42 - 1.58     2,864,026
     Allocation Subaccount            2017     1,823,610   1.49 - 1.64     2,810,362
                                      2016     2,077,029   1.34 - 1.46     2,886,201
                                      2015     2,284,599   1.27 - 1.37     2,991,070
                                      2014     2,152,245   1.29 - 1.38     2,864,383

  BHFTI BlackRock High Yield          2018    19,929,617  1.46 - 10.85    65,236,418
     Subaccount                       2017    22,585,394  1.55 - 11.27    76,481,645
                                      2016    26,278,741  1.47 - 10.55    82,544,588
                                      2015    30,089,681   1.33 - 9.34    82,643,530
                                      2014    36,693,530   1.42 - 9.81   104,638,887

  BHFTI Brighthouse Asset             2018    33,697,527   1.29 - 2.39    53,716,383
     Allocation 100 Subaccount        2017    36,940,221   1.47 - 2.72    66,232,305
                                      2016    39,362,500   1.23 - 2.26    58,009,540
                                      2015    43,198,777   1.16 - 2.13    59,108,391
                                      2014    45,212,729   1.02 - 2.22    63,831,385

  BHFTI Brighthouse Small Cap         2018    36,633,177   1.30 - 3.75    79,425,122
     Value Subaccount                 2017    41,057,702   1.57 - 4.48   107,003,100
                                      2016    47,810,812   1.44 - 4.07   112,211,997
                                      2015    54,080,595   1.13 - 3.15    97,811,772
                                      2014    63,208,688   1.23 - 3.38   120,747,347

  BHFTI Brighthouse/Aberdeen          2018    14,408,374   1.12 - 3.33    32,510,432
     Emerging Markets Equity          2017    15,605,098   1.35 - 3.89    41,689,516
     Subaccount                       2016    17,633,912   1.08 - 3.04    37,203,662
                                      2015    20,803,894   0.99 - 2.74    40,103,316
                                      2014    23,705,249   1.18 - 3.19    53,420,816

  BHFTI Brighthouse/Eaton Vance       2018     3,333,232   1.07 - 1.15     3,773,445
     Floating Rate Subaccount         2017     2,510,585   1.10 - 1.17     2,892,037
                                      2016     2,433,483   1.08 - 1.14     2,754,483
                                      2015     3,452,793   1.01 - 1.06     3,637,330
                                      2014     3,823,833   1.05 - 1.09     4,142,616

  BHFTI Brighthouse/Wellington Large  2018    16,730,126   1.56 - 2.86    33,050,450
     Cap Research Subaccount          2017    18,495,088   1.69 - 3.06    39,712,648
                                      2016    20,534,091   1.41 - 2.56    36,808,971
                                      2015    24,145,925   1.32 - 2.41    40,746,872
                                      2014    28,125,928   1.29 - 2.34    46,264,418

  BHFTI Clarion Global Real Estate    2018    36,175,262   0.99 - 2.83    46,235,983
     Subaccount                       2017    41,045,404   1.11 - 3.14    58,000,544
                                      2016    45,463,358   1.02 - 2.88    58,508,417
                                      2015    50,678,041   1.04 - 2.90    65,557,139
                                      2014    58,479,092   1.08 - 2.98    77,846,976

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth      2018      1.18         0.30 - 1.30       (6.99) - (6.05)
     Allocation Subaccount            2017      1.36         0.30 - 1.30         19.78 - 20.98
                                      2016      1.28         0.30 - 1.30           7.55 - 8.63
                                      2015      1.33         0.30 - 1.30       (2.04) - (1.05)
                                      2014      1.03         0.30 - 1.30           5.01 - 6.07

  BHFTI American Funds(R) Moderate    2018      1.69         0.30 - 1.30       (4.67) - (3.71)
     Allocation Subaccount            2017      1.92         0.30 - 1.30         11.51 - 12.63
                                      2016      1.88         0.30 - 1.30           5.63 - 6.69
                                      2015      1.52         0.30 - 1.30       (2.01) - (1.02)
                                      2014      1.48         0.30 - 1.30           4.72 - 5.78

  BHFTI BlackRock High Yield          2018      5.07         0.19 - 2.75       (5.52) - (2.77)
     Subaccount                       2017      5.55         0.19 - 2.75           4.84 - 7.86
                                      2016      6.72         0.19 - 2.75         10.89 - 14.05
                                      2015      7.95         0.19 - 2.75       (6.65) - (3.92)
                                      2014      6.24         0.19 - 2.75           0.49 - 3.21

  BHFTI Brighthouse Asset             2018      1.03         0.30 - 2.45     (12.25) - (10.34)
     Allocation 100 Subaccount        2017      1.23         0.30 - 2.45         19.97 - 22.57
                                      2016      2.25         0.30 - 2.45           6.34 - 8.65
                                      2015      1.28         0.30 - 2.45       (4.38) - (2.30)
                                      2014      0.72         0.30 - 2.50           0.61 - 4.25

  BHFTI Brighthouse Small Cap         2018      1.05         0.30 - 2.70     (17.51) - (15.49)
     Value Subaccount                 2017      0.92         0.30 - 2.70          8.73 - 11.37
                                      2016      1.07         0.30 - 2.70         27.76 - 30.86
                                      2015      0.11         0.30 - 2.70       (7.93) - (5.69)
                                      2014      0.05         0.30 - 2.70         (0.99) - 1.41

  BHFTI Brighthouse/Aberdeen          2018      2.72         0.30 - 2.70     (16.48) - (14.18)
     Emerging Markets Equity          2017      1.15         0.30 - 2.70         24.92 - 28.21
     Subaccount                       2016      1.05         0.30 - 2.75          8.48 - 11.50
                                      2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                      2014      0.84         0.30 - 2.75       (9.06) - (4.90)

  BHFTI Brighthouse/Eaton Vance       2018      3.33         1.70 - 2.50       (2.18) - (1.39)
     Floating Rate Subaccount         2017      3.71         1.70 - 2.50           1.12 - 1.93
                                      2016      4.39         1.70 - 2.60           6.46 - 7.43
                                      2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                      2014      3.52         1.70 - 2.60       (1.85) - (0.96)

  BHFTI Brighthouse/Wellington Large  2018      0.90         0.30 - 2.75       (8.85) - (6.57)
     Cap Research Subaccount          2017      0.95         0.30 - 2.75         18.63 - 21.57
                                      2016      2.28         0.30 - 2.75           5.36 - 7.97
                                      2015      0.79         0.30 - 2.75           1.62 - 4.14
                                      2014      0.82         0.30 - 2.75         10.54 - 13.28

  BHFTI Clarion Global Real Estate    2018      6.15         0.30 - 2.65      (11.00) - (8.63)
     Subaccount                       2017      3.66         0.30 - 2.65          7.91 - 10.64
                                      2016      2.30         0.30 - 2.65         (1.71) - 0.85
                                      2015      4.00         0.30 - 2.65       (3.93) - (1.52)
                                      2014      1.65         0.30 - 2.65          5.92 - 13.33

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  -------------  ------------
  BHFTI ClearBridge Aggressive    2018    51,154,762   1.10 - 13.41   414,799,286
     Growth Subaccount            2017    57,292,688   1.21 - 14.57   501,767,709
                                  2016    64,680,298   1.05 - 12.43   478,123,942
                                  2015    74,168,853   1.05 - 12.22   526,677,455
                                  2014    83,295,458   1.12 - 12.86   614,674,474

  BHFTI Harris Oakmark            2018    22,374,791    1.39 - 2.57    42,867,838
     International Subaccount     2017    25,199,950    1.86 - 3.40    64,343,029
                                  2016    27,159,458    1.45 - 2.64    53,763,097
                                  2015    31,636,054    1.36 - 2.48    58,322,409
                                  2014    34,506,428    1.45 - 2.63    67,655,904

  BHFTI Invesco Comstock          2018    63,737,613    1.50 - 2.95   138,849,069
     Subaccount                   2017    72,375,071    1.75 - 3.38   182,616,256
                                  2016    83,913,220    1.52 - 2.88   182,714,519
                                  2015    97,875,599    1.33 - 2.47   184,751,261
                                  2014   114,273,627    1.45 - 2.65   233,561,068

  BHFTI Invesco Small Cap Growth  2018     4,114,781    2.12 - 3.87    11,843,374
     Subaccount                   2017     4,505,102    2.38 - 4.32    14,475,753
                                  2016     5,001,924    1.94 - 3.50    12,959,914
                                  2015     5,777,662    1.74 - 3.18    13,547,388
                                  2014     5,841,705    1.81 - 3.29    14,198,348

  BHFTI JPMorgan Small Cap Value  2018     4,117,827    1.64 - 2.18     8,290,881
     Subaccount                   2017     4,789,787    1.94 - 2.56    11,367,369
                                  2016     5,064,644    1.90 - 2.50    11,768,551
                                  2015     5,524,272    1.47 - 1.93     9,963,889
                                  2014     6,763,553    1.60 - 2.11    13,340,006

  BHFTI Loomis Sayles Global      2018    14,244,848    2.83 - 8.28   116,130,303
     Markets Subaccount           2017    15,823,517    3.02 - 8.85   137,653,578
                                  2016    17,610,274    2.48 - 7.26   125,927,258
                                  2015    19,556,931    2.39 - 7.00   135,115,612
                                  2014    21,660,824    2.39 - 6.99   149,334,905

  BHFTI MetLife Multi-Index       2018         7,608  12.91 - 13.36       101,299
     Targeted Risk Subaccount     2017         6,753  14.07 - 14.48        96,752
     (Commenced 4/29/2013 and     2016         9,395  12.32 - 12.61       117,266
     began transactions in 2014)  2015         2,641  11.94 - 12.15        31,905
                                  2014         1,008  12.23 - 12.38        12,424

  BHFTI MFS(R) Research           2018    29,057,675    1.14 - 2.11    45,817,411
     International Subaccount     2017    31,900,957    1.36 - 2.50    59,333,834
                                  2016    36,740,233    1.09 - 1.99    53,978,694
                                  2015    41,917,165    1.12 - 2.04    63,005,452
                                  2014    46,101,233    1.17 - 2.11    72,277,215

  BHFTI Morgan Stanley Mid        2018     3,496,322    1.61 - 4.46     8,695,925
     Cap Growth Subaccount        2017     4,084,676    1.49 - 4.11     9,509,065
                                  2016     4,381,117    1.08 - 2.99     7,516,054
                                  2015     5,073,086    1.21 - 3.32     9,645,446
                                  2014     5,743,592    1.29 - 3.55    11,736,546

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI ClearBridge Aggressive    2018       0.81        0.30 - 2.60       (9.45) - (7.09)
     Growth Subaccount            2017       0.94        0.30 - 2.60         15.39 - 18.34
                                  2016       0.66        0.30 - 2.60           0.06 - 2.68
                                  2015       0.42        0.30 - 2.60       (6.47) - (4.10)
                                  2014         --        0.30 - 2.60         11.76 - 18.64

  BHFTI Harris Oakmark            2018       1.94        0.30 - 2.60     (25.70) - (23.96)
     International Subaccount     2017       1.77        0.30 - 2.60         27.44 - 30.39
                                  2016       2.40        0.30 - 2.60           5.64 - 8.10
                                  2015       3.22        0.30 - 2.60       (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70       (8.04) - (5.81)

  BHFTI Invesco Comstock          2018       0.64        0.30 - 2.75     (14.55) - (12.42)
     Subaccount                   2017       2.26        0.30 - 2.75         14.83 - 17.67
                                  2016       2.55        0.30 - 2.75         14.12 - 16.95
                                  2015       2.89        0.30 - 2.75       (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75           6.01 - 8.98

  BHFTI Invesco Small Cap Growth  2018         --        0.30 - 2.60      (11.40) - (9.05)
     Subaccount                   2017         --        0.30 - 2.60         22.13 - 25.23
                                  2016         --        0.30 - 2.60          8.57 - 11.39
                                  2015       0.12        0.30 - 2.60       (4.23) - (1.72)
                                  2014         --        0.30 - 2.60           5.14 - 7.86

  BHFTI JPMorgan Small Cap Value  2018       1.33        0.30 - 2.60     (15.99) - (14.02)
     Subaccount                   2017       1.33        0.30 - 2.60           0.97 - 3.31
                                  2016       1.85        0.30 - 2.60         27.50 - 30.46
                                  2015       1.39        0.30 - 2.60       (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60           1.97 - 4.34

  BHFTI Loomis Sayles Global      2018       2.11        0.60 - 1.30       (6.43) - (5.77)
     Markets Subaccount           2017       1.61        0.60 - 1.30         21.74 - 22.60
                                  2016       1.93        0.60 - 1.30           3.67 - 4.40
                                  2015       1.82        0.60 - 1.30           0.16 - 0.86
                                  2014       2.32        0.60 - 1.30           2.41 - 3.13

  BHFTI MetLife Multi-Index       2018       1.71        0.60 - 1.15       (8.25) - (7.74)
     Targeted Risk Subaccount     2017       1.48        0.60 - 1.15         14.23 - 14.85
     (Commenced 4/29/2013 and     2016       1.09        0.60 - 1.15           3.17 - 3.74
     began transactions in 2014)  2015       1.72        0.60 - 1.15       (2.34) - (1.80)
                                  2014         --        0.60 - 1.15           8.01 - 8.61

  BHFTI MFS(R) Research           2018       1.96        0.30 - 2.65     (16.26) - (14.25)
     International Subaccount     2017       1.75        0.30 - 2.65         24.81 - 27.77
                                  2016       2.00        0.30 - 2.65       (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65       (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65       (9.38) - (7.23)

  BHFTI Morgan Stanley Mid        2018         --        0.30 - 2.60           7.31 - 9.82
     Cap Growth Subaccount        2017       0.27        0.30 - 2.60         36.33 - 39.49
                                  2016         --        0.30 - 2.60      (10.81) - (8.73)
                                  2015         --        0.30 - 2.60       (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60         (1.58) - 0.71

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                       -------------  -------------  ------------
  BHFTI Oppenheimer Global       2018    160,664,481    1.28 - 2.81   268,404,523
     Equity Subaccount           2017    177,903,929    1.51 - 3.29   345,629,105
                                 2016    199,205,510    1.13 - 2.45   285,997,810
                                 2015    223,372,532    1.16 - 2.48   323,609,477
                                 2014    249,440,312    1.15 - 2.50   351,667,634

  BHFTI PIMCO Inflation          2018     30,239,957    1.09 - 1.51    40,399,388
     Protected Bond Subaccount   2017     32,003,367    1.15 - 1.56    44,339,886
                                 2016     35,307,807    1.14 - 1.52    48,063,859
                                 2015     39,426,607    1.11 - 1.47    51,884,514
                                 2014     47,696,077    1.18 - 1.53    65,747,511

  BHFTI PIMCO Total Return       2018     89,062,869    1.27 - 2.18   144,076,290
     Subaccount                  2017     98,723,354    1.30 - 2.20   163,277,023
                                 2016    108,989,879    1.28 - 2.11   175,865,002
                                 2015    125,500,853    1.28 - 2.07   200,669,344
                                 2014    150,568,606    1.32 - 2.09   243,988,067

  BHFTI Schroders Global         2018          3,736  11.97 - 12.57        46,120
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018     58,083,774           1.59    92,348,751
     Income ETF Subaccount       2017     64,046,553           1.72   110,308,883
                                 2016     69,381,250           1.51   104,433,234
                                 2015     75,897,851           1.44   109,354,013
                                 2014     82,493,632           1.49   122,762,323

  BHFTI SSGA Growth ETF          2018     77,737,637           1.59   123,572,685
     Subaccount                  2017     84,156,265           1.76   148,452,972
                                 2016     91,144,360           1.49   136,076,571
                                 2015     98,530,509           1.41   139,366,676
                                 2014    107,020,440           1.47   156,905,463

  BHFTI T. Rowe Price Large Cap  2018    149,819,774    1.36 - 9.88   299,862,560
     Value Subaccount            2017    167,544,150   1.63 - 10.98   375,860,857
                                 2016    188,277,959    1.36 - 9.48   366,994,258
                                 2015    215,108,437    1.27 - 8.25   366,982,709
                                 2014    246,029,179    1.35 - 7.43   443,370,558

  BHFTI T. Rowe Price Mid Cap    2018        454,756    1.80 - 3.44     1,275,411
     Growth Subaccount           2017        515,398    1.89 - 3.57     1,483,222
                                 2016        559,197    1.55 - 2.91     1,310,449
                                 2015        890,955    1.50 - 2.78     1,870,191
                                 2014      1,048,455    1.44 - 2.65     2,094,286

  BHFTI Victory Sycamore Mid     2018     19,084,211    1.24 - 2.72    29,300,344
     Cap Value Subaccount        2017     21,415,273    1.41 - 3.08    37,197,594
                                 2016     25,100,728    1.32 - 2.86    40,718,448
                                 2015     27,773,801    1.17 - 2.52    39,601,373
                                 2014     33,040,249    1.32 - 2.82    52,410,952

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI Oppenheimer Global       2018      1.17          0.30 - 2.70    (15.47) - (13.41)
     Equity Subaccount           2017      1.05          0.30 - 2.70        33.10 - 36.32
                                 2016      1.11          0.30 - 2.70      (2.44) - (0.07)
                                 2015      1.11          0.30 - 2.70          1.17 - 3.62
                                 2014      0.97          0.30 - 2.70        (0.58) - 1.84

  BHFTI PIMCO Inflation          2018      1.80          0.30 - 2.75      (4.93) - (2.42)
     Protected Bond Subaccount   2017      1.77          0.30 - 2.75          0.82 - 3.50
                                 2016        --          0.30 - 2.75          2.29 - 4.85
                                 2015      5.06          0.30 - 2.75      (5.60) - (3.20)
                                 2014      1.82          0.30 - 2.75          0.25 - 2.87

  BHFTI PIMCO Total Return       2018      1.36          0.30 - 2.70      (2.90) - (0.53)
     Subaccount                  2017      1.76          0.30 - 2.70          1.72 - 4.19
                                 2016      2.58          0.30 - 2.75        (0.17) - 2.30
                                 2015      5.27          0.30 - 2.75      (2.71) - (0.29)
                                 2014      2.38          0.30 - 2.75          1.37 - 3.88

  BHFTI Schroders Global         2018      1.33          0.30 - 1.15      (6.39) - (5.85)
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018      2.33                 1.25               (7.69)
     Income ETF Subaccount       2017      2.43                 1.25                14.42
                                 2016      2.34                 1.25                 4.47
                                 2015      2.30                 1.25               (3.18)
                                 2014      2.26                 1.25                 4.50

  BHFTI SSGA Growth ETF          2018      2.03                 1.25               (9.89)
     Subaccount                  2017      2.09                 1.25                18.15
                                 2016      2.15                 1.25                 5.55
                                 2015      2.01                 1.25               (3.52)
                                 2014      1.89                 1.25                 4.07

  BHFTI T. Rowe Price Large Cap  2018      1.83          0.30 - 2.70       (11.59) - 0.00
     Value Subaccount            2017      2.06          0.30 - 2.70        13.84 - 16.72
                                 2016      2.85          0.30 - 2.75         0.00 - 15.71
                                 2015      1.60          0.30 - 2.75      (6.15) - (3.77)
                                 2014      0.47          0.30 - 2.75         8.25 - 12.94

  BHFTI T. Rowe Price Mid Cap    2018        --          1.55 - 2.65      (4.76) - (3.70)
     Growth Subaccount           2017        --          1.55 - 2.65        21.49 - 22.83
                                 2016        --          1.55 - 2.65          3.44 - 4.58
                                 2015        --          1.55 - 2.65          3.88 - 5.03
                                 2014        --          1.55 - 2.65         9.83 - 11.04

  BHFTI Victory Sycamore Mid     2018      0.60          0.30 - 2.65    (12.51) - (10.42)
     Cap Value Subaccount        2017      0.97          0.30 - 2.65          6.62 - 9.15
                                 2016      0.68          0.30 - 2.65        12.48 - 15.16
                                 2015      0.52          0.30 - 2.70     (11.41) - (9.25)
                                 2014      0.55          0.30 - 2.70          6.72 - 9.31

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                        -------------  -------------  ------------
  BHFTII BlackRock Bond Income    2018     71,016,285    1.06 - 2.28   105,252,233
     Subaccount                   2017     80,540,234    1.10 - 2.31   121,551,846
                                  2016     89,821,850    1.08 - 2.25   132,434,541
                                  2015    101,411,127    1.08 - 2.21   147,353,917
                                  2014    116,573,933    1.11 - 2.23   171,167,569

  BHFTII BlackRock Capital        2018     70,400,985    1.39 - 6.77   172,931,439
     Appreciation Subaccount      2017     80,040,866    1.38 - 6.69   191,718,105
                                  2016     90,233,992    1.04 - 5.06   162,582,117
                                  2015    102,258,198    1.06 - 5.12   186,416,345
                                  2014    116,660,042    1.01 - 4.88   201,471,712

  BHFTII BlackRock Ultra-Short    2018    151,783,168    0.81 - 2.28   169,166,349
     Term Bond Subaccount         2017    163,187,513    0.81 - 2.27   181,229,925
                                  2016    191,490,336    0.83 - 2.28   213,922,334
                                  2015    207,458,223    0.85 - 2.31   234,598,971
                                  2014    228,692,218    0.87 - 2.34   260,029,222

  BHFTII Brighthouse Asset        2018     10,769,566    1.22 - 1.63    14,978,712
     Allocation 20 Subaccount     2017     12,549,984    1.29 - 1.68    18,176,787
                                  2016     14,708,245    1.23 - 1.57    20,218,985
                                  2015     17,745,651    1.21 - 1.51    23,643,801
                                  2014     21,756,153    1.25 - 1.52    29,613,599

  BHFTII Brighthouse Asset        2018     35,459,039    1.26 - 1.72    52,552,153
     Allocation 40 Subaccount     2017     40,415,605    1.36 - 1.80    63,546,568
                                  2016     47,542,265    1.26 - 1.63    68,509,133
                                  2015     54,365,636    1.22 - 1.54    74,878,498
                                  2014     62,281,508    1.25 - 1.56    87,527,049

  BHFTII Brighthouse Asset        2018    252,977,971    1.25 - 1.78   382,433,316
     Allocation 60 Subaccount     2017    277,446,396    1.37 - 1.90   453,115,632
                                  2016    313,013,101    1.23 - 1.66   452,209,477
                                  2015    351,132,615    1.18 - 1.55   480,001,704
                                  2014    393,087,875    1.10 - 1.58   550,983,256

  BHFTII Brighthouse Asset        2018    352,665,496    1.25 - 1.81   526,419,487
     Allocation 80 Subaccount     2017    376,643,089    1.40 - 1.98   622,556,295
                                  2016    406,853,909    1.21 - 1.66   574,285,819
                                  2015    438,830,497    1.15 - 1.55   582,539,493
                                  2014    469,940,862    1.21 - 1.61   645,019,159

  BHFTII Brighthouse/Artisan      2018        398,727    3.11 - 3.47     1,320,037
     Mid Cap Value Subaccount     2017        473,217    3.67 - 4.07     1,833,989
                                  2016        487,877    3.33 - 3.67     1,708,962
                                  2015        516,603    2.77 - 3.03     1,498,283
                                  2014        599,313    3.14 - 3.40     1,961,420

  BHFTII Brighthouse/Dimensional  2018        350,947    1.88 - 2.04       692,783
     International Small Company  2017        315,726    2.43 - 2.61       802,655
     Subaccount                   2016        273,940    1.91 - 2.04       543,802
                                  2015        749,110    1.85 - 1.96     1,434,554
                                  2014        750,406    1.79 - 1.88     1,388,811

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond Income    2018      3.33         0.30 - 2.75       (3.23) - (0.66)
     Subaccount                   2017      3.06         0.30 - 2.75           1.14 - 3.79
                                  2016      3.12         0.30 - 2.75           0.18 - 2.81
                                  2015      3.73         0.30 - 2.75         (2.28) - 0.29
                                  2014      3.45         0.30 - 2.75           4.02 - 6.76

  BHFTII BlackRock Capital        2018      0.12         0.30 - 2.65         (0.28) - 2.12
     Appreciation Subaccount      2017      0.10         0.30 - 2.65         30.31 - 33.53
                                  2016        --         0.30 - 2.65       (2.62) - (0.21)
                                  2015        --         0.30 - 2.65           3.38 - 5.96
                                  2014      0.06         0.30 - 2.65           5.95 - 8.57

  BHFTII BlackRock Ultra-Short    2018      0.98         0.30 - 2.75         (1.12) - 1.50
     Term Bond Subaccount         2017      0.30         0.30 - 2.75         (1.99) - 0.59
                                  2016      0.05         0.30 - 2.75         (2.51) - 0.05
                                  2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2018      2.17         0.30 - 2.50       (5.03) - (2.90)
     Allocation 20 Subaccount     2017      2.10         0.30 - 2.50           4.30 - 6.61
                                  2016      3.19         0.30 - 2.50           1.95 - 4.22
                                  2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16

  BHFTII Brighthouse Asset        2018      2.01         0.30 - 2.60       (6.87) - (4.69)
     Allocation 40 Subaccount     2017      2.02         0.30 - 2.55          7.86 - 10.31
                                  2016      3.55         0.30 - 2.55           3.42 - 5.77
                                  2015      0.27         0.30 - 2.55       (3.56) - (1.37)
                                  2014      2.62         0.30 - 2.65           2.04 - 4.61

  BHFTII Brighthouse Asset        2018      1.64         0.30 - 2.85       (8.78) - (6.41)
     Allocation 60 Subaccount     2017      1.74         0.30 - 2.85         11.52 - 14.39
                                  2016      3.14         0.30 - 2.85           4.10 - 6.78
                                  2015      0.54         0.30 - 2.85       (4.04) - (1.56)
                                  2014      1.72         0.30 - 2.85           1.05 - 4.74

  BHFTII Brighthouse Asset        2018      1.30         0.30 - 2.90      (10.75) - (8.39)
     Allocation 80 Subaccount     2017      1.54         0.30 - 2.90         15.77 - 18.80
                                  2016      2.94         0.30 - 2.90           5.05 - 7.82
                                  2015      0.33         0.30 - 2.90       (4.51) - (1.99)
                                  2014      1.11         0.30 - 2.90           2.22 - 4.91

  BHFTII Brighthouse/Artisan      2018      0.39         1.40 - 2.10     (15.23) - (14.63)
     Mid Cap Value Subaccount     2017      0.49         1.40 - 2.10         10.21 - 10.98
                                  2016      0.87         1.40 - 2.10         20.10 - 20.95
                                  2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26

  BHFTII Brighthouse/Dimensional  2018      2.35         1.70 - 2.50     (22.54) - (21.91)
     International Small Company  2017      1.67         1.70 - 2.50         27.24 - 28.25
     Subaccount                   2016      2.61         1.70 - 2.50           3.21 - 4.04
                                  2015      1.68         1.70 - 2.50           3.14 - 3.97
                                  2014      1.56         1.70 - 2.50       (9.00) - (8.27)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            -----------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                UNITS       HIGHEST ($)   ASSETS ($)
                                            ------------  -------------  ------------
  BHFTII Brighthouse/Wellington       2018    53,548,074    1.56 - 4.22   207,016,147
     Balanced Subaccount              2017    58,824,155    1.66 - 4.44   239,161,037
                                      2016    64,591,245    1.49 - 3.90   230,965,585
                                      2015    72,571,267    1.43 - 3.69   244,860,534
                                      2014    78,788,126    1.44 - 3.64   263,144,756

  BHFTII Brighthouse/Wellington Core  2018    39,171,051   1.64 - 67.95   102,413,865
     Equity Opportunities Subaccount  2017    45,507,098   1.67 - 68.81   120,932,383
                                      2016    52,226,552   1.43 - 58.47   118,746,402
                                      2015    44,358,088    1.35 - 2.26    80,800,707
                                      2014    53,012,778    1.34 - 2.26    96,109,883

  BHFTII Frontier Mid Cap Growth      2018    37,053,486    1.05 - 2.89    64,833,991
     Subaccount                       2017    41,185,332    1.13 - 3.13    77,610,257
                                      2016    46,769,889    0.92 - 2.54    71,558,936
                                      2015    53,062,687    0.89 - 2.46    78,853,375
                                      2014    59,828,713    0.88 - 2.44    88,449,747

  BHFTII Jennison Growth              2018   188,452,697    1.26 - 3.47   363,480,340
     Subaccount                       2017   208,309,436    1.27 - 3.51   405,643,359
                                      2016   230,334,406    0.94 - 2.60   330,843,366
                                      2015   255,430,902    0.96 - 2.64   370,985,158
                                      2014   283,460,406    0.88 - 2.43   376,259,287

  BHFTII Loomis Sayles Small          2018       257,659    4.85 - 5.90     1,406,195
     Cap Core Subaccount              2017       233,617    5.60 - 6.77     1,468,973
                                      2016       125,626    5.00 - 5.99       695,462
                                      2015       133,839    4.31 - 5.12       637,286
                                      2014       146,236    4.49 - 5.30       725,826

  BHFTII MetLife Aggregate            2018    21,376,472    1.38 - 2.59    51,926,708
     Bond Index Subaccount            2017    23,403,576    1.40 - 2.63    57,551,248
                                      2016    25,927,617    1.37 - 2.58    62,459,481
                                      2015    28,582,132    1.36 - 2.55    68,017,985
                                      2014    31,665,367    1.37 - 2.58    75,845,003

  BHFTII MetLife Mid Cap              2018     6,446,927   2.09 - 37.32    15,350,273
     Stock Index Subaccount           2017     7,333,867   2.39 - 42.33    19,314,230
                                      2016     7,950,996   2.09 - 36.72    17,822,009
                                      2015     8,349,197   1.75 - 30.67    15,269,454
                                      2014     8,659,503   1.82 - 31.61    16,117,119

  BHFTII MetLife MSCI EAFE(R)         2018    18,728,366    1.02 - 2.50    41,661,089
     Index Subaccount                 2017    20,185,195    1.21 - 2.94    52,579,273
                                      2016    22,174,074    0.98 - 2.39    46,547,113
                                      2015    24,065,038    0.99 - 2.38    50,132,009
                                      2014    25,971,462    1.01 - 2.44    55,159,835

  BHFTII MetLife Russell 2000(R)      2018    19,151,054    2.24 - 5.20    89,981,408
     Index Subaccount                 2017    20,998,581    2.56 - 5.92   112,322,154
                                      2016    23,491,682    2.27 - 5.23   110,619,177
                                      2015    25,834,307    1.90 - 4.36   101,108,420
                                      2014    27,782,287    2.02 - 4.62   114,688,189

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTII Brighthouse/Wellington       2018      1.76         0.30 - 2.65       (6.53) - (4.05)
     Balanced Subaccount              2017      1.91         0.30 - 2.65         11.86 - 14.80
                                      2016      2.75         0.30 - 2.65           3.95 - 6.67
                                      2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                      2014      2.00         0.30 - 2.65          7.40 - 10.22

  BHFTII Brighthouse/Wellington Core  2018      1.63         0.30 - 2.65       (2.97) - (0.39)
     Equity Opportunities Subaccount  2017      1.45         0.30 - 2.65         15.71 - 18.71
                                      2016      1.72         0.30 - 2.65           0.53 - 7.02
                                      2015      1.62         0.30 - 2.65         (0.53) - 2.09
                                      2014      0.56         0.30 - 2.65          5.33 - 10.30

  BHFTII Frontier Mid Cap Growth      2018        --         0.30 - 2.70       (8.38) - (6.05)
     Subaccount                       2017        --         0.30 - 2.70         21.68 - 24.76
                                      2016        --         0.30 - 2.70           2.41 - 4.98
                                      2015        --         0.30 - 2.70         (0.08) - 2.47
                                      2014        --         0.30 - 2.70          7.98 - 10.72

  BHFTII Jennison Growth              2018      0.32         0.30 - 2.70         (2.57) - 0.05
     Subaccount                       2017      0.28         0.30 - 2.70         33.35 - 36.91
                                      2016      0.26         0.30 - 2.70       (3.86) - (0.13)
                                      2015      0.24         0.30 - 2.70          7.59 - 10.45
                                      2014      0.23         0.30 - 2.70          4.51 - 12.77

  BHFTII Loomis Sayles Small          2018        --         1.70 - 2.50     (13.50) - (12.80)
     Cap Core Subaccount              2017      0.05         1.70 - 2.50         12.13 - 13.03
                                      2016      0.06         1.70 - 2.50         16.04 - 16.97
                                      2015        --         1.70 - 2.50       (4.17) - (3.40)
                                      2014        --         1.70 - 2.50           0.95 - 1.76

  BHFTII MetLife Aggregate            2018      3.03         0.30 - 1.30       (1.47) - (0.48)
     Bond Index Subaccount            2017      2.92         0.30 - 1.30           1.93 - 2.95
                                      2016      2.77         0.30 - 1.30           1.03 - 2.04
                                      2015      2.91         0.30 - 1.30       (1.04) - (0.05)
                                      2014      3.02         0.30 - 1.30           4.44 - 5.49

  BHFTII MetLife Mid Cap              2018      1.23         0.30 - 1.25     (12.58) - (11.83)
     Stock Index Subaccount           2017      1.34         0.30 - 1.25         14.28 - 15.26
                                      2016      1.27         0.30 - 1.25         18.71 - 19.72
                                      2015      1.16         0.30 - 1.25       (3.79) - (2.97)
                                      2014      1.01         0.30 - 1.25           7.96 - 8.89

  BHFTII MetLife MSCI EAFE(R)         2018      3.02         0.30 - 1.60     (15.29) - (14.17)
     Index Subaccount                 2017      2.69         0.30 - 1.60         22.93 - 24.53
                                      2016      2.63         0.30 - 1.60         (0.27) - 1.04
                                      2015      3.23         0.30 - 1.60       (2.66) - (1.39)
                                      2014      2.60         0.30 - 1.60       (7.50) - (6.28)

  BHFTII MetLife Russell 2000(R)      2018      1.12         0.30 - 1.65     (12.44) - (11.24)
     Index Subaccount                 2017      1.21         0.30 - 1.65         12.80 - 14.33
                                      2016      1.38         0.30 - 1.65         19.30 - 20.92
                                      2015      1.21         0.30 - 1.65       (5.84) - (4.56)
                                      2014      1.17         0.30 - 1.65           3.32 - 4.72

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------   --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO        NET          INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  ------------  ------------   -------------  ----------------  -----------------
  BHFTII MetLife Stock Index     2018   327,389,149  1.57 - 45.64   755,196,430       1.78         0.28 - 3.50       (7.99) - (4.87)
     Subaccount                  2017   361,289,220  1.64 - 48.32   884,599,164       1.75         0.28 - 3.50         17.25 - 21.20
                                 2016   399,744,544  1.40 - 40.16   818,490,354       1.98         0.28 - 3.50          7.70 - 11.36
                                 2015   444,545,333  1.29 - 36.32   825,958,902       1.72         0.28 - 3.50         (2.41) - 0.88
                                 2014   512,472,472  1.22 - 36.26   948,735,700       1.69         0.28 - 3.50          9.37 - 13.05

  BHFTII MFS(R) Total Return     2018   107,311,664   1.22 - 4.34   277,060,117       2.13         0.30 - 2.75       (8.38) - (6.04)
     Subaccount                  2017   121,012,734   1.33 - 4.66   336,697,082       2.35         0.30 - 2.75          9.13 - 11.89
                                 2016   138,074,749   1.22 - 4.20   347,116,215       2.73         0.30 - 2.75           5.97 - 8.65
                                 2015   157,676,884   1.15 - 3.90   367,197,782       2.42         0.30 - 2.75       (3.10) - (0.65)
                                 2014   181,477,236   1.19 - 3.96   427,404,149       2.25         0.30 - 2.75           5.42 - 8.09

  BHFTII MFS(R) Value            2018    43,397,961   1.36 - 2.90   105,118,219       1.48         0.30 - 2.65     (12.56) - (10.32)
     Subaccount                  2017    47,045,537   1.56 - 3.26   128,018,025       2.01         0.30 - 2.65         14.57 - 17.65
                                 2016    54,400,150   1.36 - 2.83   126,985,750       2.24         0.30 - 2.75         11.00 - 14.05
                                 2015    61,186,657   1.22 - 2.53   126,858,359       2.66         0.30 - 2.75       (3.07) - (0.45)
                                 2014    71,426,723   1.26 - 2.59   149,803,816       1.64         0.30 - 2.75          7.72 - 10.48

  BHFTII Neuberger Berman        2018    17,310,381   1.44 - 4.56    49,617,508       0.31         0.30 - 2.65       (9.43) - (6.98)
     Genesis Subaccount          2017    19,224,324   1.58 - 4.92    59,769,456       0.38         0.30 - 2.65         12.48 - 15.41
                                 2016    22,363,400   1.40 - 4.28    61,097,301       0.43         0.30 - 2.65         15.30 - 18.33
                                 2015    25,655,787   1.20 - 3.63    59,714,866       0.38         0.30 - 2.65         (2.25) - 0.28
                                 2014    30,031,861   1.23 - 3.63    69,389,880       0.37         0.30 - 2.65       (2.91) - (0.29)

  BHFTII T. Rowe Price Large     2018    22,058,904   2.03 - 4.12    55,949,934       0.22         0.30 - 2.65       (3.71) - (1.45)
     Cap Growth Subaccount       2017    24,505,822   2.11 - 4.18    63,630,978       0.10         0.30 - 2.65         30.06 - 33.08
                                 2016    26,687,817   1.62 - 3.14    52,673,898         --         0.30 - 2.65         (1.07) - 1.23
                                 2015    29,861,303   1.64 - 3.11    58,885,774       0.01         0.30 - 2.65          7.68 - 10.18
                                 2014    33,034,416   1.52 - 2.82    59,661,381         --         0.30 - 2.65          6.03 - 13.92

  BHFTII T. Rowe Price Small     2018    34,048,706   1.97 - 4.49    99,301,511         --         0.30 - 2.65       (9.23) - (7.06)
     Cap Growth Subaccount       2017    37,310,815   2.17 - 4.84   118,103,918       0.07         0.30 - 2.65         19.34 - 22.17
                                 2016    41,499,662   1.82 - 3.98   108,651,167       0.03         0.30 - 2.65          8.57 - 11.15
                                 2015    46,060,640   1.68 - 3.59   109,539,493         --         0.30 - 2.65         (0.22) - 2.16
                                 2014    50,212,351   1.68 - 3.52   118,139,543         --         0.30 - 2.65           3.86 - 6.33

  BHFTII Western Asset           2018    26,066,458  1.24 - 43.29   133,489,367       5.34         0.30 - 2.75       (6.54) - (4.09)
     Management Strategic Bond   2017    29,601,617  1.32 - 45.14   161,437,591       3.86         0.30 - 2.75           5.06 - 7.90
     Opportunities Subaccount    2016    32,467,046  1.25 - 41.83   170,890,372       2.14         0.30 - 2.75           3.17 - 7.29
                                 2015    19,595,073   1.18 - 2.94    32,316,442       4.93         1.17 - 2.60       (4.52) - (2.86)
                                 2014    23,348,172   1.08 - 3.03    39,669,737       5.32         1.17 - 2.60           0.50 - 4.24

  BHFTII Western Asset           2018    39,125,839   1.02 - 2.59    61,098,385       2.32         0.15 - 2.45         (1.49) - 0.82
     Management U.S. Government  2017    44,189,926   1.04 - 2.59    68,510,028       2.66         0.15 - 2.45         (0.53) - 1.78
     Subaccount                  2016    49,146,509   1.04 - 2.57    75,272,260       2.62         0.15 - 2.45         (1.17) - 1.13
                                 2015    53,614,394   1.05 - 2.57    82,426,356       2.32         0.15 - 2.45         (1.86) - 0.42
                                 2014    64,344,337   1.07 - 2.58    98,096,572       1.96         0.15 - 2.45           0.32 - 2.66

  Delaware VIP Small Cap Value   2018     2,189,895   3.02 - 5.40     8,251,064       0.86         0.30 - 1.30     (17.80) - (16.97)
     Subaccount                  2017     2,506,672   3.63 - 6.52    11,407,245       0.86         0.30 - 1.30         10.61 - 11.72
                                 2016     2,764,340   3.25 - 5.85    11,287,261       0.98         0.30 - 1.30         29.71 - 31.01
                                 2015     2,998,177   2.48 - 4.48     9,400,488       0.73         0.30 - 1.30       (7.43) - (6.50)
                                 2014     3,517,796   2.65 - 4.81    11,900,887       0.57         0.30 - 1.30           4.50 - 5.55

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         ------------  -------------  ------------
  Dreyfus Sustainable U.S. Equity  2018       251,679    1.73 - 2.28       529,454
     Subaccount                    2017       246,933    1.86 - 2.43       553,728
                                   2016       252,898    1.66 - 2.14       503,431
                                   2015       253,443    1.55 - 1.98       467,910
                                   2014       380,167    1.65 - 2.08       754,943

  DWS Government & Agency          2018     1,293,246    1.05 - 1.24     1,505,979
     Securities VIP Subaccount     2017     1,461,872    1.07 - 1.26     1,729,536
                                   2016     1,896,941    1.09 - 1.26     2,265,390
                                   2015     2,061,094    1.11 - 1.27     2,487,768
                                   2014     2,276,924    1.14 - 1.30     2,817,918

  DWS Small Mid Cap Value VIP      2018     1,228,018    1.87 - 2.89     3,204,277
     Subaccount                    2017     1,290,516    2.30 - 3.51     4,107,166
                                   2016     1,431,523    2.14 - 3.24     4,233,440
                                   2015     1,750,951    1.65 - 2.82     4,507,291
                                   2014     2,326,077    1.73 - 2.93     6,302,015

  Fidelity(R) VIP Contrafund       2018    57,487,411    1.96 - 3.32   173,689,860
     Subaccount                    2017    64,652,989    2.14 - 3.61   212,284,338
                                   2016    73,454,530    1.80 - 3.00   200,953,161
                                   2015    82,770,515    1.71 - 2.82   213,090,938
                                   2014    92,864,202    1.74 - 2.85   240,965,803

  Fidelity(R) VIP Dynamic Capital  2018       628,126    1.89 - 3.43     1,565,732
     Appreciation Subaccount       2017       699,361    2.02 - 3.62     1,870,222
                                   2016       826,298    1.66 - 2.94     1,801,247
                                   2015       934,036    1.64 - 2.87     2,014,900
                                   2014     1,011,331    1.64 - 2.85     2,212,496

  Fidelity(R) VIP Equity-Income    2018    38,772,632    1.80 - 5.17   192,945,322
     Subaccount                    2017    42,812,375    2.00 - 5.71   235,072,085
                                   2016    47,642,339    1.81 - 5.12   233,851,528
                                   2015    52,549,940    1.57 - 4.40   220,784,877
                                   2014    58,365,899    1.67 - 4.64   257,632,017

  Fidelity(R) VIP Freedom 2020     2018       198,054    1.79 - 2.01       366,988
     Subaccount                    2017       161,933    1.93 - 2.15       321,970
     (Commenced 5/1/2015)          2016       242,680    1.68 - 1.85       425,855
                                   2015        42,288    1.61 - 1.65        69,713

  Fidelity(R) VIP Freedom 2025     2018       482,273    1.90 - 2.13       942,996
     Subaccount                    2017       160,567    2.06 - 2.21       339,959
     (Commenced 5/1/2015)          2016       181,641    1.77 - 1.89       335,281
                                   2015       104,718    1.69 - 1.75       182,283

  Fidelity(R) VIP Freedom 2030     2018       286,413    1.87 - 2.05       563,583
     Subaccount                    2017       249,380    2.10 - 2.33       540,637
     (Commenced 5/1/2015)          2016       298,697    1.76 - 1.94       561,340
                                   2015       240,061    1.67 - 1.83       429,195

  Fidelity(R) VIP Freedom 2040     2018        61,131    2.52 - 2.74       157,143
     Subaccount                    2017        43,802    2.84 - 3.06       126,195
     (Commenced 5/1/2015)          2016        26,379    2.33 - 2.49        62,152
                                   2015         4,565    2.21 - 2.25        10,128

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Dreyfus Sustainable U.S. Equity  2018      1.47         1.55 - 2.65       (7.15) - (6.11)
     Subaccount                    2017      0.92         1.55 - 2.65         12.04 - 13.28
                                   2016      1.02         1.55 - 2.65           7.20 - 8.38
                                   2015      0.83         1.55 - 2.65       (5.94) - (4.90)
                                   2014      0.84         1.55 - 2.65         10.17 - 11.39

  DWS Government & Agency          2018      2.37         1.55 - 2.65       (2.44) - (1.36)
     Securities VIP Subaccount     2017      2.19         1.55 - 2.65       (1.33) - (0.25)
                                   2016      2.75         1.55 - 2.65       (1.85) - (0.76)
                                   2015      2.44         1.55 - 2.65       (2.97) - (1.90)
                                   2014      2.00         1.55 - 2.65           2.21 - 3.34

  DWS Small Mid Cap Value VIP      2018      0.99         1.55 - 2.65     (18.53) - (17.62)
     Subaccount                    2017      0.38         1.55 - 2.65           7.26 - 8.44
                                   2016      0.24         1.55 - 2.65         13.42 - 14.68
                                   2015        --         1.55 - 2.65       (4.77) - (3.72)
                                   2014      0.46         1.55 - 2.65           2.34 - 3.48

  Fidelity(R) VIP Contrafund       2018      0.45         0.30 - 2.65       (9.10) - (6.92)
     Subaccount                    2017      0.78         0.30 - 2.65         18.42 - 21.22
                                   2016      0.62         0.30 - 2.65           4.91 - 7.41
                                   2015      0.79         0.30 - 2.65         (2.21) - 0.11
                                   2014      0.72         0.30 - 2.65          8.73 - 11.32

  Fidelity(R) VIP Dynamic Capital  2018      0.34         0.30 - 2.50       (7.52) - (5.45)
     Appreciation Subaccount       2017      0.62         0.30 - 2.50         20.46 - 23.13
                                   2016      0.69         0.30 - 2.50           0.12 - 2.35
                                   2015      0.55         0.30 - 2.50         (1.47) - 0.72
                                   2014      0.20         0.30 - 2.50          7.93 - 10.33

  Fidelity(R) VIP Equity-Income    2018      2.21         0.30 - 1.90      (10.27) - (8.57)
     Subaccount                    2017      1.67         0.30 - 1.90         10.54 - 12.56
                                   2016      2.27         0.30 - 1.90         15.49 - 17.66
                                   2015      3.07         0.30 - 1.90       (6.04) - (4.25)
                                   2014      2.77         0.30 - 1.90           6.44 - 8.39

  Fidelity(R) VIP Freedom 2020     2018      1.48         0.30 - 1.15       (7.16) - (6.36)
     Subaccount                    2017      1.40         0.30 - 1.15         14.93 - 15.91
     (Commenced 5/1/2015)          2016      1.67         0.30 - 1.15           4.59 - 5.49
                                   2015      2.21         0.90 - 1.15       (4.96) - (4.81)

  Fidelity(R) VIP Freedom 2025     2018      2.26         0.30 - 1.15       (7.85) - (7.06)
     Subaccount                    2017      1.12         0.60 - 1.15         16.23 - 16.87
     (Commenced 5/1/2015)          2016      1.67         0.60 - 1.15           4.77 - 5.35
                                   2015      4.15         0.80 - 1.15       (5.34) - (5.12)

  Fidelity(R) VIP Freedom 2030     2018      1.17         0.60 - 1.30       (9.25) - (8.61)
     Subaccount                    2017      1.39         0.30 - 1.15         19.32 - 20.33
     (Commenced 5/1/2015)          2016      1.34         0.30 - 1.15           5.16 - 6.06
                                   2015      9.73         0.30 - 1.15       (5.97) - (5.43)

  Fidelity(R) VIP Freedom 2040     2018      1.00         0.30 - 1.15     (11.16) - (10.39)
     Subaccount                    2017      1.15         0.30 - 1.15         21.89 - 22.93
     (Commenced 5/1/2015)          2016      1.60         0.30 - 1.15           5.31 - 6.21
                                   2015      3.45         0.90 - 1.15       (6.19) - (6.04)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                          -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                              UNITS       HIGHEST ($)   ASSETS ($)
                                          ------------  -------------  ------------
  Fidelity(R) VIP Freedom 2050      2018       140,023    2.58 - 2.80       371,752
     Subaccount                     2017        38,641    2.90 - 3.12       114,743
     (Commenced 5/1/2015)           2016        19,737    2.38 - 2.54        47,803
                                    2015         2,194    2.26 - 2.30         4,997

  Fidelity(R) VIP FundsManager 60%  2018    42,848,800  13.12 - 15.39   570,284,109
     Subaccount                     2017    44,882,793  14.32 - 16.56   651,221,411
     (Commenced 11/17/2014)         2016    46,892,598  12.50 - 14.26   593,192,621
                                    2015    43,562,575  12.19 - 13.70   537,008,428
                                    2014     3,719,213          12.62    46,949,186

  Fidelity(R) VIP High Income       2018     4,644,052    1.92 - 3.38    15,648,435
     Subaccount                     2017     5,206,840    2.01 - 3.54    18,374,730
                                    2016     5,826,650    1.90 - 3.36    19,469,815
                                    2015     6,309,633    1.68 - 2.97    18,631,012
                                    2014     7,082,915    1.77 - 3.12    21,901,589

  Fidelity(R) VIP Mid Cap           2018    57,879,679    1.93 - 4.00   200,990,838
     Subaccount                     2017    63,984,525    2.32 - 4.72   263,863,750
                                    2016    70,833,034    1.97 - 3.94   245,490,758
                                    2015    78,497,047    1.80 - 3.55   246,200,236
                                    2014    88,269,188    1.87 - 3.67   284,320,518

  FTVIPT Franklin Income VIP        2018     7,205,410    1.49 - 6.52    15,473,523
     Subaccount                     2017     8,450,684    1.59 - 6.91    19,075,858
                                    2016     9,501,555    1.49 - 6.39    19,714,285
                                    2015    11,175,992    1.34 - 5.68    21,261,003
                                    2014    13,052,798    1.47 - 6.20    28,076,571

  FTVIPT Franklin Mutual            2018     5,820,994    1.82 - 2.09    11,189,550
     Shares VIP Subaccount          2017     6,577,838    2.03 - 2.33    14,138,169
                                    2016     7,345,721    1.91 - 2.18    14,806,916
                                    2015     9,109,098    1.68 - 1.91    16,047,671
                                    2014    11,130,280    1.80 - 2.04    20,922,139

  FTVIPT Franklin Rising            2018     4,760,651    1.65 - 2.79    12,059,825
     Dividends VIP Subaccount       2017     5,463,493    1.79 - 2.98    14,883,621
                                    2016     6,189,662    1.53 - 2.51    14,124,147
                                    2015     7,513,466    1.56 - 2.20    15,073,297
                                    2014     9,499,985    1.45 - 2.32    20,296,254

  FTVIPT Franklin Small-Mid         2018     8,887,240    1.57 - 2.90    19,886,572
     Cap Growth VIP Subaccount      2017    10,078,397    1.69 - 3.12    24,229,242
                                    2016    11,640,861    1.42 - 2.61    23,462,681
                                    2015    13,151,027    1.38 - 2.56    26,005,031
                                    2014    15,338,031    1.45 - 2.67    31,983,347

  FTVIPT Templeton Developing       2018     7,069,382    1.87 - 2.85    14,319,195
     Markets VIP Subaccount         2017     7,812,223    2.25 - 3.43    19,036,999
                                    2016     8,328,861    1.48 - 2.48    14,638,051
                                    2015     9,114,020    1.28 - 2.14    13,806,146
                                    2014    10,086,656    1.62 - 2.70    19,231,372

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity(R) VIP Freedom 2050      2018      1.46         0.30 - 1.15     (11.16) - (10.40)
     Subaccount                     2017      1.55         0.30 - 1.15         21.90 - 22.93
     (Commenced 5/1/2015)           2016      3.14         0.30 - 1.15           5.34 - 6.24
                                    2015      3.42         0.90 - 1.15       (6.24) - (6.09)

  Fidelity(R) VIP FundsManager 60%  2018      1.23         0.70 - 2.10       (8.39) - (7.10)
     Subaccount                     2017      1.09         0.70 - 2.10         14.56 - 16.17
     (Commenced 11/17/2014)         2016      1.27         0.70 - 2.10           2.61 - 4.06
                                    2015      1.75         0.70 - 2.10       (1.68) - (0.29)
                                    2014      2.66                1.85                  0.55

  Fidelity(R) VIP High Income       2018      5.39         0.95 - 1.30       (4.54) - (4.20)
     Subaccount                     2017      5.17         0.95 - 1.30           5.56 - 5.93
                                    2016      5.27         0.95 - 1.30         13.13 - 13.52
                                    2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                    2014      5.49         0.95 - 1.30         (0.15) - 0.20

  Fidelity(R) VIP Mid Cap           2018      0.39         0.30 - 2.65     (17.02) - (15.03)
     Subaccount                     2017      0.48         0.30 - 2.65         17.39 - 20.18
                                    2016      0.31         0.30 - 2.65          9.00 - 11.59
                                    2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                    2014      0.02         0.30 - 2.65           3.26 - 5.71

  FTVIPT Franklin Income VIP        2018      4.88         1.30 - 2.55       (6.73) - (5.55)
     Subaccount                     2017      4.14         1.30 - 2.55           6.92 - 8.26
                                    2016      4.99         1.30 - 2.55         11.15 - 12.55
                                    2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                    2014      5.23         1.30 - 2.60           1.93 - 3.26

  FTVIPT Franklin Mutual            2018      2.36         1.40 - 1.90     (10.79) - (10.34)
     Shares VIP Subaccount          2017      2.23         1.40 - 1.90           6.31 - 6.85
                                    2016      1.95         1.40 - 1.90         13.87 - 14.44
                                    2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                    2014      1.94         1.40 - 1.90           5.11 - 5.63

  FTVIPT Franklin Rising            2018      1.27         1.50 - 3.05       (7.94) - (6.50)
     Dividends VIP Subaccount       2017      1.53         1.50 - 3.05         16.95 - 18.77
                                    2016      1.41         1.50 - 3.05         12.56 - 14.31
                                    2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                    2014      1.34         1.50 - 3.05           5.46 - 7.10

  FTVIPT Franklin Small-Mid         2018        --         1.25 - 2.70       (7.91) - (6.55)
     Cap Growth VIP Subaccount      2017        --         1.25 - 2.70         18.18 - 19.90
                                    2016        --         1.25 - 2.75           1.34 - 2.88
                                    2015        --         1.25 - 2.75       (5.30) - (3.87)
                                    2014        --         1.25 - 2.75           4.56 - 6.14

  FTVIPT Templeton Developing       2018      0.87         0.30 - 1.40     (16.97) - (16.05)
     Markets VIP Subaccount         2017      0.98         0.30 - 1.40         38.46 - 39.99
                                    2016      0.83         0.30 - 1.80         15.35 - 17.09
                                    2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                    2014      1.48         0.30 - 1.80      (10.03) - (8.67)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                                UNITS      HIGHEST ($)    ASSETS ($)
                                            ------------  -------------  ------------
  FTVIPT Templeton Foreign VIP        2018    28,049,760    1.06 - 2.02    43,703,190
     Subaccount                       2017    29,831,295    1.29 - 2.43    55,918,436
                                      2016    33,932,017    1.14 - 2.12    55,454,715
                                      2015    37,823,632    1.09 - 2.01    58,736,117
                                      2014    42,645,501    1.20 - 2.19    72,158,890

  Invesco V.I. Comstock               2018     2,240,752    1.14 - 2.40     3,687,615
     Subaccount                       2017     2,636,942    1.31 - 2.78     4,984,389
                                      2016     3,342,163    1.13 - 2.39     5,383,720
                                      2015     3,897,706    0.98 - 2.07     5,511,939
                                      2014     4,455,900    1.06 - 2.24     6,878,913

  Invesco V.I. Diversified Dividend   2018       409,495    1.60 - 1.99       740,498
     Subaccount                       2017       551,287    1.74 - 2.19     1,111,690
                                      2016       662,469    1.64 - 2.06     1,252,863
                                      2015       764,684    1.46 - 1.83     1,284,340
                                      2014       832,783    1.47 - 1.82     1,404,784

  Invesco V.I. Equity and Income      2018    17,005,128    2.17 - 2.35    38,404,499
     Subaccount                       2017    19,267,979    2.45 - 2.64    49,006,572
                                      2016    21,314,043    2.25 - 2.41    49,784,834
                                      2015    25,216,381    2.00 - 2.13    52,124,645
                                      2014    30,474,326    2.09 - 2.22    65,679,718

  Invesco V.I. Government Securities  2018     4,822,600    0.98 - 1.56     5,682,200
     Subaccount                       2017     5,816,467    1.00 - 1.57     6,969,659
                                      2016     6,167,486    1.01 - 1.56     7,417,830
                                      2015     7,219,285    1.02 - 1.57     8,782,732
                                      2014     8,543,666    1.05 - 1.58    10,593,179

  Invesco V.I. Managed Volatility     2018       452,625    2.07 - 2.62     1,089,586
     Subaccount                       2017       502,004    2.39 - 2.99     1,387,711
                                      2016       479,925    2.22 - 2.75     1,233,406
                                      2015       572,546    1.69 - 2.53     1,350,241
                                      2014       663,209    1.78 - 2.62     1,632,992

  Invesco V.I. S&P 500 Index          2018     1,323,036    1.87 - 2.44     2,944,765
     Subaccount                       2017       782,152    2.01 - 2.61     1,832,641
                                      2016       960,831    1.70 - 2.19     1,905,676
                                      2015     1,204,868    1.57 - 2.00     2,194,793
                                      2014     1,281,929    1.59 - 2.02     2,376,295

  Janus Henderson Enterprise          2018     5,565,999    1.34 - 4.79    11,953,242
     Subaccount                       2017     6,515,151    1.37 - 4.90    13,908,202
                                      2016     7,167,800    1.10 - 3.92    12,288,719
                                      2015     7,987,829    1.00 - 3.56    12,285,705
                                      2014     9,230,937    0.98 - 3.49    13,633,114

  Janus Henderson Global Research     2018       318,483    1.27 - 2.11       540,551
     Subaccount                       2017       313,454    1.39 - 2.28       578,032
                                      2016       442,005    1.11 - 1.80       675,764
                                      2015       539,820    1.10 - 1.77       803,814
                                      2014       634,971    1.15 - 1.83       964,819

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  FTVIPT Templeton Foreign VIP        2018       2.67        0.30 - 2.70     (17.71) - (15.70)
     Subaccount                       2017       2.59        0.30 - 2.70         13.59 - 16.34
                                      2016       1.96        0.30 - 2.70           4.32 - 6.85
                                      2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                                      2014       1.87        0.30 - 2.70     (13.50) - (11.40)

  Invesco V.I. Comstock               2018       1.63        1.40 - 2.60     (14.43) - (13.39)
     Subaccount                       2017       2.02        1.40 - 2.60         14.84 - 16.22
                                      2016       1.58        1.40 - 2.60         14.29 - 15.67
                                      2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                                      2014       1.26        1.40 - 2.60           6.58 - 7.87

  Invesco V.I. Diversified Dividend   2018       1.81        1.60 - 2.50      (10.10) - (9.29)
     Subaccount                       2017       1.39        1.60 - 2.50           5.68 - 6.63
                                      2016       1.19        1.60 - 2.50         11.71 - 12.72
                                      2015       1.43        1.60 - 2.50         (0.70) - 0.20
                                      2014       1.51        1.60 - 2.50          9.76 - 10.75

  Invesco V.I. Equity and Income      2018       1.94        1.40 - 1.90     (11.44) - (10.99)
     Subaccount                       2017       1.44        1.40 - 1.90           8.70 - 9.24
                                      2016       1.62        1.40 - 1.90         12.67 - 13.24
                                      2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                                      2014       1.51        1.40 - 1.90           6.72 - 7.25

  Invesco V.I. Government Securities  2018       1.90        1.40 - 2.50       (2.20) - (0.85)
     Subaccount                       2017       1.84        1.40 - 2.50         (0.78) - 0.54
                                      2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                                      2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                                      2014       2.85        1.40 - 2.60           1.22 - 2.69

  Invesco V.I. Managed Volatility     2018       1.69        1.55 - 2.65     (13.34) - (12.38)
     Subaccount                       2017       1.35        1.55 - 2.65           7.68 - 8.86
                                      2016       1.83        1.55 - 2.65           7.72 - 8.91
                                      2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                                      2014       2.80        1.55 - 2.65         17.42 - 18.71

  Invesco V.I. S&P 500 Index          2018       1.87        1.55 - 2.60       (7.52) - (6.54)
     Subaccount                       2017       1.42        1.55 - 2.60         17.91 - 19.15
                                      2016       1.46        1.55 - 2.60           8.34 - 9.49
                                      2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                                      2014       1.57        1.55 - 2.60         10.06 - 11.22

  Janus Henderson Enterprise          2018       0.11        0.30 - 2.60       (3.23) - (0.96)
     Subaccount                       2017       0.14        0.30 - 2.60         23.84 - 26.71
                                      2016       0.02        0.30 - 2.60          9.23 - 11.77
                                      2015       0.51        0.30 - 2.60           1.10 - 3.46
                                      2014       0.03        0.30 - 2.60          9.36 - 11.91

  Janus Henderson Global Research     2018       0.99        0.30 - 1.30       (8.29) - (7.36)
     Subaccount                       2017       0.65        0.30 - 1.30         25.05 - 26.30
                                      2016       0.93        0.30 - 1.30           0.50 - 1.51
                                      2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                                      2014       0.94        0.30 - 1.30           5.80 - 6.86

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                         ------------  -------------  ------------
  Janus Henderson Overseas         2018    17,322,943    0.98 - 2.29    25,260,443
     Subaccount                    2017    18,998,239    1.18 - 2.77    33,244,470
                                   2016    21,264,741    0.92 - 2.16    28,762,285
                                   2015    23,066,962    1.00 - 2.37    33,941,265
                                   2014    25,235,388    1.12 - 2.66    41,260,094

  LMPVET ClearBridge Variable      2018   119,153,039    1.91 - 3.21   269,466,054
     Aggressive Growth Subaccount  2017   134,149,456    2.12 - 3.57   336,447,646
                                   2016   149,943,278    1.85 - 3.12   328,523,979
                                   2015   167,403,724    1.86 - 3.14   368,227,608
                                   2014   192,876,953    1.92 - 3.26   439,598,703

  LMPVET ClearBridge Variable      2018    84,781,289    2.05 - 3.33   218,901,424
     Appreciation Subaccount       2017    96,572,458    2.14 - 3.43   257,501,920
                                   2016   108,364,235    1.84 - 2.91   245,202,993
                                   2015   123,885,127    1.72 - 2.69   259,099,416
                                   2014   144,399,729    1.74 - 2.69   301,511,929

  LMPVET ClearBridge Variable      2018    36,497,382    1.57 - 2.86    74,936,378
     Dividend Strategy Subaccount  2017    41,985,161    1.70 - 3.02    92,746,208
                                   2016    47,652,023    1.46 - 2.55    90,118,532
                                   2015    54,421,552    1.31 - 2.23    91,048,394
                                   2014    63,992,104    1.01 - 2.37   114,208,205

  LMPVET ClearBridge Variable      2018    30,132,940    2.22 - 4.38    85,877,435
     Large Cap Growth Subaccount   2017    34,020,176    2.27 - 4.41    98,400,581
                                   2016    38,109,335    1.84 - 3.52    89,099,797
                                   2015    42,889,895    1.74 - 3.30    94,894,567
                                   2014    49,849,619    1.61 - 3.02   101,931,592

  LMPVET ClearBridge Variable      2018    40,390,179    1.79 - 3.54    89,737,968
     Large Cap Value Subaccount    2017    45,833,043    1.99 - 3.91   113,614,584
                                   2016    51,880,204    1.77 - 3.42   114,104,961
                                   2015    57,721,574    1.60 - 3.05   114,052,269
                                   2014    66,183,724    1.59 - 3.15   136,570,924

  LMPVET ClearBridge Variable      2018     9,957,705    2.00 - 3.00    25,013,906
     Mid Cap Subaccount            2017    11,000,494    2.35 - 3.48    32,116,047
                                   2016    12,172,388    2.14 - 3.12    32,071,788
                                   2015    13,634,362    2.01 - 2.90    33,367,358
                                   2014    15,892,449    2.02 - 2.87    38,689,450

  LMPVET ClearBridge Variable      2018    13,501,466    2.34 - 4.54    43,386,308
     Small Cap Growth Subaccount   2017    15,012,882    2.32 - 4.47    47,414,500
                                   2016    17,150,904    1.92 - 3.66    44,384,618
                                   2015    19,565,583    1.86 - 3.52    48,622,214
                                   2014    22,972,604    1.99 - 3.75    60,699,074

  LMPVET QS Variable Conservative  2018    17,662,861    1.78 - 2.53    35,760,148
     Growth Subaccount             2017    20,110,531    1.90 - 2.68    43,196,195
                                   2016    23,074,759    1.70 - 2.39    44,206,329
                                   2015    26,949,264    1.62 - 2.25    48,860,860
                                   2014    31,787,275    1.67 - 2.30    59,118,500

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Janus Henderson Overseas         2018      1.65         1.25 - 2.50     (17.24) - (16.20)
     Subaccount                    2017      1.58         1.25 - 2.50         27.59 - 29.18
                                   2016      4.68         1.25 - 2.50       (9.01) - (7.87)
                                   2015      0.51         1.25 - 2.50      (11.06) - (9.94)
                                   2014      2.99         1.25 - 2.50     (14.27) - (13.19)

  LMPVET ClearBridge Variable      2018      0.58         0.30 - 2.60      (10.93) - (8.62)
     Aggressive Growth Subaccount  2017      0.48         0.30 - 2.60         13.02 - 15.94
                                   2016      0.62         0.30 - 2.60         (1.65) - 0.90
                                   2015      0.33         0.30 - 2.60       (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65         16.94 - 20.03

  LMPVET ClearBridge Variable      2018      1.22         0.30 - 2.70       (4.37) - (2.04)
     Appreciation Subaccount       2017      1.16         0.30 - 2.70         16.37 - 19.19
                                   2016      1.27         0.30 - 2.70           6.85 - 9.44
                                   2015      1.14         0.30 - 2.70         (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70          8.04 - 10.66

  LMPVET ClearBridge Variable      2018      1.39         0.30 - 2.75       (7.59) - (5.14)
     Dividend Strategy Subaccount  2017      1.35         0.30 - 2.75         15.79 - 18.82
                                   2016      1.42         0.30 - 2.75          9.76 - 66.26
                                   2015      1.61         0.30 - 2.75       (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75          8.44 - 13.27

  LMPVET ClearBridge Variable      2018      0.29         0.30 - 2.70       (2.66) - (0.28)
     Large Cap Growth Subaccount   2017      0.22         0.30 - 2.70         22.43 - 25.39
                                   2016      0.50         0.30 - 2.70           4.53 - 7.07
                                   2015      0.46         0.30 - 2.70           6.87 - 9.46
                                   2014      0.50         0.30 - 2.70         10.95 - 13.65

  LMPVET ClearBridge Variable      2018      1.47         0.30 - 2.60      (11.23) - (9.15)
     Large Cap Value Subaccount    2017      1.34         0.30 - 2.60         11.90 - 14.49
                                   2016      1.51         0.30 - 2.60         10.10 - 12.66
                                   2015      1.40         0.30 - 2.60       (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70          8.73 - 11.37

  LMPVET ClearBridge Variable      2018      0.48         1.30 - 2.70     (14.86) - (13.66)
     Mid Cap Subaccount            2017      0.42         1.30 - 2.70          9.80 - 11.35
                                   2016      0.87         1.30 - 2.70           6.43 - 7.93
                                   2015      0.06         1.30 - 2.70         (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70           5.24 - 6.72

  LMPVET ClearBridge Variable      2018        --         0.30 - 2.60           0.77 - 3.12
     Small Cap Growth Subaccount   2017        --         0.30 - 2.60         21.09 - 23.89
                                   2016        --         0.30 - 2.60           3.09 - 5.49
                                   2015        --         0.30 - 2.60       (6.83) - (4.66)
                                   2014        --         0.30 - 2.60           1.41 - 3.77

  LMPVET QS Variable Conservative  2018      2.47         1.17 - 1.90       (6.21) - (5.52)
     Growth Subaccount             2017      2.30         1.17 - 1.90         11.42 - 12.23
                                   2016      2.28         1.17 - 1.90           5.41 - 6.18
                                   2015      1.90         1.17 - 1.90       (3.05) - (2.33)
                                   2014      2.36         1.17 - 1.90           2.93 - 3.69

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------------  ------------  ------------  -------------  ----------------  -----------------
  LMPVET QS Variable Growth       2018     9,281,538   1.69 - 2.36    17,063,862      2.49         1.17 - 1.90       (9.78) - (9.12)
     Subaccount                   2017    10,586,246   1.88 - 2.60    21,581,386      1.79         1.17 - 1.90         17.10 - 17.95
                                  2016    11,742,495   1.60 - 2.20    20,311,234      1.41         1.17 - 1.90           6.46 - 7.24
                                  2015    13,074,765   1.51 - 2.05    21,126,287      1.32         1.17 - 1.90       (4.07) - (3.37)
                                  2014    14,489,682   1.57 - 2.12    24,272,556      1.71         1.17 - 1.90           2.72 - 3.47

  LMPVET QS Variable Moderate     2018    13,338,146   1.74 - 2.32    24,860,029      2.43         1.17 - 1.90       (8.05) - (7.37)
     Growth Subaccount            2017    14,659,035   1.89 - 2.51    29,571,019      2.03         1.17 - 1.90         14.54 - 15.37
                                  2016    17,102,253   1.65 - 2.17    30,093,587      2.04         1.17 - 1.90           5.96 - 6.74
                                  2015    18,733,090   1.56 - 2.04    30,991,123      1.66         1.17 - 1.90       (3.64) - (2.93)
                                  2014    21,841,591   1.62 - 2.10    37,227,976      1.84         1.17 - 1.90           2.93 - 3.69

  LMPVIT Western Asset Core       2018    22,876,891   1.67 - 3.05    48,591,233      3.50         0.30 - 2.60       (4.76) - (2.53)
     Plus Subaccount              2017    25,751,135   1.75 - 3.15    56,825,306      4.21         0.30 - 2.60           3.04 - 5.43
                                  2016    28,322,927   1.65 - 3.02    60,157,955      2.15         0.30 - 2.60           1.86 - 4.23
                                  2015    32,101,360   1.62 - 2.92    66,305,234      1.44         0.30 - 2.60         (1.40) - 0.89
                                  2014    37,890,107   1.61 - 2.92    78,692,683      6.77         0.30 - 2.60       (2.89) - (0.63)

  LMPVIT Western Asset Variable   2018     2,235,410   1.43 - 2.51     4,432,351      4.84         1.40 - 2.60       (6.40) - (5.26)
     Global High Yield Bond       2017     2,624,916   1.53 - 2.65     5,506,595      5.14         1.40 - 2.60           5.87 - 7.15
     Subaccount                   2016     2,810,318   1.44 - 2.47     5,438,686      5.97         1.40 - 2.60         12.64 - 14.00
                                  2015     3,405,003   1.28 - 2.17     5,805,010      5.63         1.40 - 2.60       (8.26) - (7.15)
                                  2014     4,116,947   1.40 - 2.34     7,593,996      6.42         1.40 - 2.60       (3.69) - (2.53)

  Morgan Stanley VIS Multi Cap    2018       190,740   3.53 - 4.28       750,841        --         2.00 - 2.50         10.19 - 10.74
     Growth Subaccount            2017       235,084   3.19 - 3.86       843,503        --         2.00 - 2.50         45.34 - 46.07
                                  2016       274,685   2.18 - 2.65       678,520        --         1.85 - 2.50       (6.03) - (5.41)
                                  2015       302,631   2.31 - 2.80       790,647        --         1.85 - 2.50           5.66 - 6.35
                                  2014       367,876   2.18 - 2.64       914,004        --         1.85 - 2.50           2.84 - 3.51

  Pioneer VCT Mid Cap Value       2018     5,701,177   1.53 - 2.50    12,504,657      0.45         1.40 - 2.70     (21.65) - (20.62)
     Subaccount                   2017     6,893,599   1.96 - 3.16    19,106,036      0.62         1.40 - 2.70          9.87 - 11.30
                                  2016     7,793,599   1.77 - 2.84    19,478,488      0.48         1.40 - 2.75         13.08 - 14.61
                                  2015     9,348,957   1.56 - 2.48    20,514,005      0.55         1.40 - 2.75       (8.89) - (7.66)
                                  2014    11,449,417   1.72 - 2.69    27,355,302      0.66         1.40 - 2.75         11.69 - 13.20

  Pioneer VCT Real Estate Shares  2018     1,813,291   1.92 - 3.19     5,099,045      2.44         1.55 - 2.70      (10.02) - (8.97)
     Subaccount                   2017     2,056,973   2.11 - 3.51     6,348,577      2.27         1.55 - 2.70           0.56 - 1.72
                                  2016     2,487,870   2.08 - 3.45     7,545,087      3.21         1.55 - 2.70           3.00 - 4.19
                                  2015     2,872,791   2.00 - 3.31     8,432,222      2.02         1.55 - 2.70           1.73 - 2.91
                                  2014     3,456,891   1.95 - 3.22     9,986,466      2.29         1.50 - 2.70         27.08 - 28.62

  TAP 1919 Variable Socially      2018     9,675,047   1.48 - 4.93    31,150,846      0.97         0.30 - 2.50       (3.40) - (1.24)
     Responsive Balanced          2017    10,714,035   1.51 - 5.04    35,135,405      1.03         0.30 - 2.30         14.10 - 16.40
     Subaccount                   2016    12,016,499   1.31 - 4.37    34,122,083      0.91         0.30 - 2.30           3.82 - 5.92
                                  2015    13,640,111   1.25 - 4.17    36,506,368      1.19         0.30 - 2.50       (4.14) - (2.01)
                                  2014    15,783,435   1.29 - 4.29    43,091,030      0.85         0.30 - 2.50           6.61 - 8.98

  VIF Growth Subaccount           2018     2,182,332   2.30 - 4.62     7,029,706        --         1.40 - 2.50           4.87 - 6.04
                                  2017     2,315,867   2.17 - 4.37     7,108,200        --         1.40 - 2.50         39.63 - 41.16
                                  2016     2,605,136   1.54 - 3.11     5,650,496        --         1.40 - 2.50       (4.06) - (3.00)
                                  2015     2,947,999   1.59 - 3.23     6,666,780        --         1.40 - 2.50          9.47 - 10.68
                                  2014     3,258,928   1.44 - 2.93     6,688,278        --         1.40 - 2.50           3.73 - 4.88

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

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


                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)


1(a). Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication) (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17,
                      2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File
                      No. 333-101778, filed April 6, 2016.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(f). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


3(g). Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos 333-. 209053/811-03365 filed on December 14, 2017.)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(h)                  Company Name Change Endorsement (6-E120-14).
                      (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


4(i) Company Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed on November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)


6(e). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


6(f). Copy of Amended and Restated By-Laws of the Company (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)


7(g). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 6,
                      2016.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(a)(ii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC, Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


8(b). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 4, 2012.)


8(b)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on
                      November 17, 2014.)


8(b)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(c)(iii.)            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014.)
                      (Incorporated herein by reference to Exhibit No. 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4 File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(c)(iv) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (03-06-2017). (Incorporated herein by reference to Exhibit No. 8(c)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)



8(d). Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200240/811-03365,
                      filed November 17, 2014.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778811-21262, filed April 7, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262,
                      filed April 5, 2011.)


8(e)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(e)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)


8(e)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company, dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to the Registrant's
                      Registration Statement on Form N-4, File Nos. 333-
                      101778/811-21262, filed April 6, 2016.)



8(e)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17.) (Incorporated herein by reference to Exhibit No. 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)



8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(h)(ii).             Amendment to the Participation Agreement Among MetLife
                      Insurance Company of Connecticut, Deutsche Variable
                      Series II, DeAWM Distributors, Inc. and Deutsche
                      Investment Management Americas, Inc. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200262/811-05200, filed November
                      17, 2014.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 3,
                      2013.)


8(i)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(i)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 6, 2016.)


8(i)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      17). (Incorporated herein by reference to Exhibit No. 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)


8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(j)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)


8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 4, 2012.)


8(k)(ii).             Amendment to Participation Agreement with Pioneer
                      Variable Contracts Trust (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(iv)(c) to MetLife Investors USA Separate Account A's Registration
                      Statement on Form N-4, File Nos. 333-200288/811-03365,
                      filed November 17, 2014.)


8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)


8(l)(ii).             Amendment No. 5 to the Participation Agreement, as
                      Previously Amended Among MetLife Insurance Company of
                      Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November
                      17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed on November 17, 2014.)


8(l)(iii)             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to the
                      Registrant's Registration Statement on Form N-4, File
                      Nos. 333-101778/811-21262, filed April 5, 2017.)



8(l)(iv) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 03-06-17.) (Incorporated herein by reference to Exhibit No. 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account 11 for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File Nos. 333-71349/811-09215, filed April 5, 2012.)


8(m)(ii).             Amendment No. 6 to the Amended and Restated Fund
                      Participation Agreement dated March 23, 1998 Among
                      MetLife Insurance Company of Connecticut, Dreyfus
                      Variable Investment Fund and the Dreyfus Socially
                      Responsible Growth Fund, Inc. (incorporated herein by reference to Exhibit 8(m)(ii) to Post-Effective Amendment
                      No. 25 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 8, 2015.)


8(n). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014.) (incorporated herein by reference to
                      Exhibit 8(n) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------





Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277






David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277

John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277






Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960

Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 172,483 owners of qualified contracts and 38,936 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                (1)                  NET UNDERWRITING         (3)             (4)
         NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
            UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
----------------------------------- ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC........$604,739,251       $0                $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Omitted.



ITEM 31. MANAGEMENT SERVICES


Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125.



ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 3rd day of April, 2019.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2019.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal

/s/ Conor E. Murphy*       Director, Vice President and Interim Chief
------------------------
                           Financial Officer
Conor E. Murphy

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact
       April 3, 2019



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP)


13     Powers of Attorney